EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2021, originally filed with the Securities and Exchange Commission on August 27, 2021 (Accession Number 0001683863-21-004746). The sole purpose of this filing is to include an additional attachment in Item 1, which was inadvertently omitted in the original filing.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2021, originally filed with the Securities and Exchange Commission on August 27, 2021 (Accession Number 0001683863-21-004746). The sole purpose of this filing is to include an additional attachment in Item 1, which was inadvertently omitted in the original filing.

Items 2 through 13 to this Form N-CSR/A are incorporated by reference to the Form N-CSR filed on EDGAR on August 27, 2021 (Accession Number 0001683863-21-004746).

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semiannual reports to shareholders for the period ended June 30, 2021. The first report applies to 35 of the Registrant's portfolios, the second report applies to 11 of the Registrant's portfolios and the third report applies to 4 of the Registrant's portfolios. In addition, the June 30, 2021 semiannual report for American Funds Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Semiannual report
June 30, 2021

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

2

John Hancock Variable Insurance Trust
Sector weightings

500 Index Trust
Sector Composition (% of net assets)
Information technology	26.8
Health care	12.7
Consumer discretionary	12.0
Financials	11.0
Communication services	10.9
Industrials	8.3
Consumer staples	5.7
Energy	2.8
Materials	2.5
Real estate	2.5
Utilities	2.4
Short-term investments and other	2.4
American Asset Allocation Trust
Portfolio Composition (% of net assets)*
Common stocks	70.3
Corporate bonds	11.8
U.S. Government and Agency obligations	7.5
Collateralized mortgage obligations	5.5
Asset backed securities	1.0
Foreign government obligations	0.2
Municipal bonds	0.1
Short-term investments and other	3.6
American Global Growth Trust
Sector Composition (% of net assets)*
Information technology	31.9
Consumer discretionary	18.3
Health care	13.8
Communication services	9.7
Financials	8.8
Consumer staples	5.5
Industrials	3.5
Materials	1.8
Energy	1.1
Real estate	0.4
Utilities	0.2
Short-term investments and other	5.0
American Growth Trust
Sector Composition (% of net assets)*
Information technology	22.5
Communication services	20.4
Consumer discretionary	17.5
Health care	12.7
Industrials	8.6
Financials	6.4
Consumer staples	3.2
Materials	2.9
Energy	2.2
Utilities	0.6
Real estate	0.2
Short-term investments and other	2.8
American Growth-Income Trust
Sector Composition (% of net assets)*
Information technology	22.6
Communication services	16.8
Health care	11.9
Industrials	10.3
Financials	10.1
Consumer discretionary	8.9
Materials	4.9
Consumer staples	4.4
Energy	3.0
Real estate	2.5
Utilities	2.3
Short-term investments and other	2.3
American International Trust
Sector Composition (% of net assets)*
Financials	20.0
Health care	13.3
Industrials	12.5
Consumer discretionary	12.0
Information technology	10.5
Energy	8.5
Materials	7.7
Communication services	6.7
Consumer staples	2.9
Utilities	2.7
Real estate	0.2
Short-term investments and other	3.0
Blue Chip Growth Trust
Sector Composition (% of net assets)
Information technology	38.4
Communication services	27.0
Consumer discretionary	18.3
Health care	10.6
Financials	2.8
Industrials	2.0
Materials	0.5
Short-term investments and other	0.4
Capital Appreciation Trust
Sector Composition (% of net assets)
Information technology	43.9
Consumer discretionary	26.0
Communication services	17.6
Health care	4.5
Industrials	3.6
Consumer staples	3.0
Financials	1.3
Short-term investments and other	0.1
Capital Appreciation Value Trust
Portfolio Composition (% of net assets)
Common stocks	71.1
Term loans	8.5
Corporate bonds	7.7
Preferred securities	1.2
Asset backed securities	0.3
Short-term investments and other	11.2
Disciplined Value International Trust
Sector Composition (% of net assets)
Industrials	22.2
Financials	20.5
Consumer discretionary	11.1
Materials	10.8
Health care	9.8
Information technology	5.9
Energy	5.3
Consumer staples	5.0
Communication services	4.8
Real estate	1.3
Utilities	0.9
Short-term investments and other	2.4
Emerging Markets Value Trust
Sector Composition (% of net assets)
Financials	26.3
Materials	14.7
Information technology	11.5
Industrials	10.0
Consumer discretionary	9.8
Energy	9.6
Real estate	5.8
Communication services	3.4
Health care	2.8
Consumer staples	2.8
Utilities	1.6
Short-term investments and other	1.7
Equity Income Trust
Sector Composition (% of net assets)
Financials	22.7
Health care	14.8
Industrials	11.9
Information technology	8.9
Utilities	8.2
Consumer staples	6.9
Energy	6.2
Materials	5.8
Communication services	5.0
Consumer discretionary	4.4
Real estate	4.1
Short-term investments and other	1.1
3

John Hancock Variable Insurance Trust
Sector weightings

Financial Industries Trust
Industry Composition (% of net assets)
Banks	45.0
Insurance	16.3
Capital markets	15.6
Consumer finance	7.6
IT services	4.8
Diversified financial services	4.0
Equity real estate investment trusts	3.6
Thrifts and mortgage finance	1.0
Real estate management and development	0.5
Short-term investments and other	1.6
Fundamental All Cap Core Trust
Sector Composition (% of net assets)
Consumer discretionary	19.2
Financials	17.3
Communication services	16.4
Information technology	12.6
Industrials	8.7
Consumer staples	7.6
Health care	6.7
Energy	5.3
Real estate	3.9
Materials	0.9
Short-term investments and other	1.4
Fundamental Large Cap Value Trust
Sector Composition (% of net assets)
Financials	23.8
Health care	13.4
Industrials	12.3
Communication services	9.9
Energy	9.7
Consumer staples	9.1
Consumer discretionary	8.0
Information technology	8.0
Real estate	2.4
Materials	1.0
Short-term investments and other	2.4
Global Equity Trust
Sector Composition (% of net assets)
Industrials	14.1
Information technology	13.9
Communication services	13.8
Financials	13.1
Health care	12.7
Consumer staples	11.9
Consumer discretionary	11.8
Materials	5.2
Energy	1.4
Real estate	0.9
Short-term investments and other	1.2
Health Sciences Trust
Industry Composition (% of net assets)
Biotechnology	34.1
Health care equipment and supplies	21.6
Health care providers and services	17.9
Life sciences tools and services	11.3
Pharmaceuticals	10.6
Health care technology	2.8
Specialty retail	0.3
Capital markets	0.3
Insurance	0.3
Diversified consumer services	0.1
Short-term investments and other	0.7
International Equity Index Trust
Sector Composition (% of net assets)
Financials	17.8
Consumer discretionary	13.4
Information technology	12.7
Industrials	11.6
Health care	9.0
Consumer staples	8.3
Materials	8.0
Communication services	6.4
Energy	4.6
Utilities	3.0
Real estate	2.5
Short-term investments and other	2.7
International Small Company Trust
Sector Composition (% of net assets)
Industrials	23.9
Consumer discretionary	12.9
Financials	12.6
Materials	11.1
Information technology	10.7
Health care	5.7
Consumer staples	5.4
Real estate	4.8
Communication services	4.3
Energy	4.0
Utilities	3.3
Short-term investments and other	1.3
Lifestyle Balanced Portfolio
Asset Allocation (% of net assets)
Equity	50.0
Fixed income	50.0
Lifestyle Conservative Portfolio
Asset Allocation (% of net assets)
Fixed income	80.0
Equity	20.0
Lifestyle Growth Portfolio
Asset Allocation (% of net assets)
Equity	70.0
Fixed income	30.0
Lifestyle Moderate Portfolio
Asset Allocation (% of net assets)
Fixed income	60.1
Equity	39.9
Mid Cap Index Trust
Sector Composition (% of net assets)
Industrials	17.0
Financials	14.3
Consumer discretionary	14.0
Information technology	13.6
Health care	10.0
Real estate	9.1
Materials	6.0
Consumer staples	3.3
Utilities	3.1
Energy	2.0
Communication services	1.7
Short-term investments and other	5.9
Mid Cap Stock Trust
Sector Composition (% of net assets)
Consumer discretionary	32.1
Information technology	22.3
Health care	20.9
Communication services	8.6
Industrials	7.7
Financials	4.4
Consumer staples	2.5
Real estate	0.1
Short-term investments and other	1.4
Mid Value Trust
Sector Composition (% of net assets)
Health care	16.5
Financials	16.2
Energy	12.7
Materials	9.5
Consumer staples	8.5
Utilities	6.9
Industrials	6.6
Real estate	6.1
Communication services	4.7
Consumer discretionary	2.7
Information technology	2.4
Short-term investments and other	7.2
4

John Hancock Variable Insurance Trust
Sector weightings

Real Estate Securities Trust
Portfolio Composition (% of net assets)
Specialized REITs	26.0
Residential REITs	20.8
Industrial REITs	14.6
Retail REITs	11.8
Health care REITs	8.0
Office REITs	7.0
Real estate services	3.3
Hotel and resort REITs	3.0
Health care facilities	2.3
Hotels, resorts and cruise lines	1.4
Casinos and gaming	1.3
Short-term investments and other	0.5
Science & Technology Trust
Sector Composition (% of net assets)
Information technology	55.2
Consumer discretionary	23.8
Communication services	15.3
Industrials	0.7
Health care	0.7
Short-term investments and other	4.3
Small Cap Index Trust
Sector Composition (% of net assets)
Health care	20.2
Financials	14.1
Industrials	13.5
Information technology	13.0
Consumer discretionary	11.4
Real estate	6.5
Energy	4.1
Materials	3.6
Communication services	3.4
Consumer staples	3.0
Utilities	2.3
Short-term investments and other	4.9
Small Cap Opportunities Trust
Sector Composition (% of net assets)
Financials	20.5
Industrials	18.6
Consumer discretionary	14.0
Health care	13.0
Information technology	12.5
Materials	6.8
Energy	5.8
Consumer staples	4.1
Communication services	2.1
Real estate	1.5
Utilities	0.6
Short-term investments and other	0.5
Small Cap Stock Trust
Sector Composition (% of net assets)
Information technology	28.5
Health care	27.7
Consumer discretionary	19.6
Industrials	11.1
Communication services	3.9
Financials	3.8
Real estate	3.4
Consumer staples	1.4
Materials	0.6
Small Cap Value Trust
Sector Composition (% of net assets)
Industrials	24.2
Financials	23.4
Real estate	9.2
Information technology	7.4
Materials	7.1
Health care	7.1
Consumer staples	5.8
Consumer discretionary	5.4
Utilities	3.9
Energy	3.5
Short-term investments and other	3.0
Small Company Value Trust
Sector Composition (% of net assets)
Financials	25.9
Industrials	16.1
Consumer discretionary	10.7
Real estate	8.7
Health care	8.3
Information technology	6.7
Energy	6.5
Materials	5.7
Utilities	4.0
Consumer staples	3.0
Communication services	2.4
Short-term investments and other	2.0
Strategic Equity Allocation Trust
Sector Composition (% of net assets)
Information technology	19.0
Financials	12.8
Health care	12.4
Consumer discretionary	12.0
Industrials	11.1
Communication services	7.7
Consumer staples	6.7
Materials	4.4
Real estate	3.3
Energy	2.9
Utilities	2.7
Short-term investments and other	5.0
Total Stock Market Index Trust
Sector Composition (% of net assets)
Information technology	25.2
Health care	12.4
Consumer discretionary	12.4
Financials	11.1
Communication services	10.7
Industrials	8.7
Consumer staples	5.6
Real estate	3.1
Energy	3.0
Materials	2.3
Utilities	2.1
Short-term investments and other	3.4
*	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.
5

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,150.60	$1.60	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,149.70	2.67	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,151.10	1.33	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,098.70	$3.23	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,098.70	3.69	0.71%[2]
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%[2]
Series III	Actual expenses/actual returns	1,000.00	1,101.10	1.41	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,113.90	$3.30	0.63%[2]
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%[2]
Series II	Actual expenses/actual returns	1,000.00	1,113.90	3.67	0.70%[2]
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%[2]
Series III	Actual expenses/actual returns	1,000.00	1,115.90	1.47	0.28%[2]
	Hypothetical example	1,000.00	1,023.40	1.40	0.28%[2]
6

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,127.00	$3.27	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,126.60	3.59	0.68%[2]
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%[2]
Series III	Actual expenses/actual returns	1,000.00	1,128.90	1.43	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,139.30	$3.29	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,138.70	3.71	0.70%[2]
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%[2]
Series III	Actual expenses/actual returns	1,000.00	1,141.50	1.43	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,043.90	$3.14	0.62%[2]
	Hypothetical example	1,000.00	1,021.70	3.11	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,043.50	3.80	0.75%[2]
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%[2]
Series III	Actual expenses/actual returns	1,000.00	1,045.50	1.37	0.27%[2]
	Hypothetical example	1,000.00	1,023.50	1.35	0.27%[2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,124.10	$4.11	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Series II	Actual expenses/actual returns	1,000.00	1,122.70	5.16	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Series NAV	Actual expenses/actual returns	1,000.00	1,124.20	3.84	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,101.30	$4.06	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Series II	Actual expenses/actual returns	1,000.00	1,100.50	5.10	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Series NAV	Actual expenses/actual returns	1,000.00	1,100.50	3.80	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,097.80	$4.58	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Series II	Actual expenses/actual returns	1,000.00	1,096.80	5.61	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Series NAV	Actual expenses/actual returns	1,000.00	1,098.10	4.32	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Disciplined Value International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,118.00	$4.78	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Series II	Actual expenses/actual returns	1,000.00	1,116.60	5.83	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	1,118.20	4.52	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,161.30	$5.84	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	1,160.30	6.91	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,160.50	5.57	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
7

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,182.70	$4.00	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Series II	Actual expenses/actual returns	1,000.00	1,181.80	5.09	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series NAV	Actual expenses/actual returns	1,000.00	1,183.20	3.74	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,183.00	$4.87	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series II	Actual expenses/actual returns	1,000.00	1,181.50	5.95	1.10%
	Hypothetical example	1,000.00	1,019.30	5.51	1.10%
Series NAV	Actual expenses/actual returns	1,000.00	1,182.00	4.60	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,201.00	$4.09	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Series II	Actual expenses/actual returns	1,000.00	1,199.60	5.18	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	1,201.00	3.82	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,221.10	$4.19	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,219.90	5.28	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,221.40	3.91	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Global Equity Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,131.20	$4.97	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Series II	Actual expenses/actual returns	1,000.00	1,129.30	6.02	1.14%
	Hypothetical example	1,000.00	1,019.10	5.71	1.14%
Series NAV	Actual expenses/actual returns	1,000.00	1,130.80	4.70	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,084.60	$5.22	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Series II	Actual expenses/actual returns	1,000.00	1,083.70	6.25	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Series NAV	Actual expenses/actual returns	1,000.00	1,084.90	4.96	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,092.10	$2.02	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Series II	Actual expenses/actual returns	1,000.00	1,090.90	3.06	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	1,092.10	1.76	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,118.10	$5.72	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	1,116.90	6.77	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,118.70	5.46	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
8

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,059.10	$0.56	0.11%[2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	1,057.80	1.58	0.31%[2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,059.20	0.31	0.06%[2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,017.30	$0.65	0.13%[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	1,015.90	1.65	0.33%[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,017.30	0.40	0.08%[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%[2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,088.30	$0.57	0.11%[2]
	Hypothetical example	1,000.00	1,024.20	0.55	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	1,087.00	1.60	0.31%[2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,088.90	0.31	0.06%[2]
	Hypothetical example	1,000.00	1,024.50	0.30	0.06%[2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,045.10	$0.66	0.13%[2]
	Hypothetical example	1,000.00	1,024.10	0.65	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	1,043.80	1.67	0.33%[2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,045.10	0.41	0.08%[2]
	Hypothetical example	1,000.00	1,024.40	0.40	0.08%[2]
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,173.90	$2.43	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Series II	Actual expenses/actual returns	1,000.00	1,172.10	3.50	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Series NAV	Actual expenses/actual returns	1,000.00	1,173.90	2.16	0.40%
	Hypothetical example	1,000.00	1,022.80	2.01	0.40%
Mid Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,080.90	$4.70	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Series II	Actual expenses/actual returns	1,000.00	1,080.20	5.73	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	1,081.60	4.44	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,195.50	$5.39	0.99%
	Hypothetical example	1,000.00	1,019.90	4.96	0.99%
Series II	Actual expenses/actual returns	1,000.00	1,194.30	6.47	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Series NAV	Actual expenses/actual returns	1,000.00	1,194.90	5.12	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,226.70	$4.42	0.80%
	Hypothetical example	1,000.00	1,020.80	4.01	0.80%
Series II	Actual expenses/actual returns	1,000.00	1,225.20	5.52	1.00%
	Hypothetical example	1,000.00	1,019.80	5.01	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	1,227.20	4.14	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
9

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,100.10	$5.52	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Series II	Actual expenses/actual returns	1,000.00	1,099.00	6.56	1.26%
	Hypothetical example	1,000.00	1,018.50	6.31	1.26%
Series NAV	Actual expenses/actual returns	1,000.00	1,100.40	5.26	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,174.10	$2.75	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Series II	Actual expenses/actual returns	1,000.00	1,172.20	3.82	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Series NAV	Actual expenses/actual returns	1,000.00	1,174.50	2.48	0.46%
	Hypothetical example	1,000.00	1,022.50	2.31	0.46%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,238.90	$5.05	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Series II	Actual expenses/actual returns	1,000.00	1,237.80	6.16	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	1,238.90	4.77	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,045.30	$5.53	1.09%
	Hypothetical example	1,000.00	1,019.40	5.46	1.09%
Series II	Actual expenses/actual returns	1,000.00	1,045.00	6.54	1.29%
	Hypothetical example	1,000.00	1,018.40	6.46	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	1,046.00	5.28	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,204.10	$5.57	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Series II	Actual expenses/actual returns	1,000.00	1,203.00	6.66	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Series NAV	Actual expenses/actual returns	1,000.00	1,205.10	5.30	0.97%
	Hypothetical example	1,000.00	1,020.00	4.86	0.97%
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,161.10	$5.95	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Series II	Actual expenses/actual returns	1,000.00	1,160.20	7.02	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Series NAV	Actual expenses/actual returns	1,000.00	1,162.20	5.68	1.06%
	Hypothetical example	1,000.00	1,019.50	5.31	1.06%
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$1,132.00	$2.80	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,150.00	$2.61	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Series II	Actual expenses/actual returns	1,000.00	1,148.90	3.68	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Series NAV	Actual expenses/actual returns	1,000.00	1,150.50	2.35	0.44%
	Hypothetical example	1,000.00	1,022.60	2.21	0.44%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.6%
Communication services - 10.9%
Alphabet, Inc., Class A (A)	62,420	$152,416,532	2.0%
Alphabet, Inc., Class C (A)	59,205	148,386,676	1.9%
AT&T, Inc.	1,476,336	42,488,950	0.6%
Comcast Corp., Class A	946,901	53,992,295	0.7%
Facebook, Inc., Class A (A)	499,325	173,620,296	2.3%
Netflix, Inc. (A)	91,957	48,572,607	0.6%
The Walt Disney Company (A)	376,832	66,235,761	0.9%
Verizon Communications, Inc.	858,032	48,075,533	0.6%
OTHER SECURITIES		106,877,216	1.3%
		840,665,866
Consumer discretionary - 12.0%
Amazon.com, Inc. (A)	88,852	305,665,096	4.0%
McDonald's Corp.	155,101	35,826,780	0.5%
NIKE, Inc., Class B	263,591	40,722,174	0.5%
Tesla, Inc. (A)	159,392	108,338,742	1.4%
The Home Depot, Inc.	223,381	71,233,967	0.9%
OTHER SECURITIES		366,063,205	4.7%
		927,849,964
Consumer staples - 5.7%
Costco Wholesale Corp.	91,846	36,340,707	0.5%
PepsiCo, Inc.	286,324	42,424,627	0.6%
Philip Morris International, Inc.	321,906	31,904,104	0.4%
The Coca-Cola Company	805,444	43,582,575	0.6%
The Procter & Gamble Company	511,221	68,979,050	0.9%
Walmart, Inc.	287,090	40,485,432	0.5%
OTHER SECURITIES		178,786,021	2.2%
		442,502,516
Energy - 2.8%
Chevron Corp.	400,967	41,997,284	0.5%
Exxon Mobil Corp.	880,280	55,528,062	0.7%
OTHER SECURITIES		116,665,874	1.6%
		214,191,220
Financials - 11.0%
Bank of America Corp.	1,575,766	64,968,832	0.8%
Berkshire Hathaway, Inc., Class B (A)	395,716	109,977,391	1.4%
JPMorgan Chase & Co.	633,220	98,491,039	1.3%
Wells Fargo & Company	859,895	38,944,645	0.5%
OTHER SECURITIES		540,552,567	7.0%
		852,934,474
Health care - 12.7%
Abbott Laboratories	367,222	42,572,046	0.6%
AbbVie, Inc.	367,530	41,398,579	0.5%
Danaher Corp.	131,642	35,327,447	0.5%
Eli Lilly & Company	165,283	37,935,754	0.5%
Johnson & Johnson	545,691	89,897,135	1.2%
Medtronic PLC	280,237	34,785,819	0.5%
Merck & Company, Inc.	524,216	40,768,278	0.5%
Pfizer, Inc.	1,157,117	45,312,702	0.6%
Thermo Fisher Scientific, Inc.	81,729	41,229,829	0.5%
UnitedHealth Group, Inc.	196,238	78,581,545	1.0%
OTHER SECURITIES		491,857,404	6.3%
		979,666,538
500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials - 8.3%		$644,428,067	8.3%
Information technology - 26.8%
Accenture PLC, Class A	131,905	38,884,275	0.5%
Adobe, Inc. (A)	99,421	58,224,914	0.8%
Apple, Inc.	3,260,758	446,593,414	5.8%
Broadcom, Inc.	84,730	40,402,653	0.5%
Cisco Systems, Inc.	875,489	46,400,917	0.6%
Intel Corp.	843,347	47,345,501	0.6%
Mastercard, Inc., Class A	181,953	66,429,221	0.9%
Microsoft Corp.	1,565,667	424,139,190	5.5%
NVIDIA Corp.	128,862	103,102,486	1.3%
PayPal Holdings, Inc. (A)	243,074	70,851,210	0.9%
QUALCOMM, Inc.	235,434	33,650,582	0.4%
salesforce.com, Inc. (A)	190,467	46,525,374	0.6%
Texas Instruments, Inc.	191,180	36,763,914	0.5%
Visa, Inc., Class A	351,979	82,299,730	1.1%
OTHER SECURITIES		527,361,988	6.8%
		2,068,975,369
Materials - 2.5%		196,524,004	2.5%
Real estate - 2.5%		192,931,003	2.5%
Utilities - 2.4%		184,321,858	2.4%
TOTAL COMMON STOCKS (Cost $2,797,694,221)		$7,544,990,879
SHORT-TERM INVESTMENTS - 2.4%
U.S. Government - 0.6%
U.S. Cash Management Bill, 0.013%, 09/21/2021 *	$48,000,000	47,994,752	0.6%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount Note, 0.009%, 07/30/2021 *	20,000,000	19,999,517	0.3%
Federal Home Loan Bank Discount Note, 0.014%, 08/06/2021 *	48,000,000	47,998,080	0.6%
Federal Home Loan Bank Discount Note, 0.015%, 07/14/2021 *	12,500,000	12,499,865	0.2%
Federal Home Loan Bank Discount Note, 0.020%, 07/13/2021 *	7,000,000	6,999,930	0.1%
Federal Home Loan Bank Discount Note, 0.020%, 07/16/2021 *	8,000,000	7,999,900	0.1%
Federal Home Loan Bank Discount Note, 0.035%, 08/25/2021 *	10,000,000	9,999,389	0.1%
Federal Home Loan Bank Discount Note, 0.040%, 07/19/2021 *	14,000,000	13,999,790	0.2%
Federal Home Loan Bank Discount Note, 0.040%, 07/27/2021 *	10,000,000	9,999,783	0.1%
		129,496,254
Short-term funds - 0.0%
John Hancock Collateral Trust, 0.0324% (B)(C)	103,598	1,036,455	0.0%
Repurchase agreement - 0.1%		9,525,000	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $188,058,311)		$188,052,461
Total Investments (500 Index Trust) (Cost $2,985,752,532) - 100.0%		$7,733,043,340	100.0%
Other assets and liabilities, net - (0.0)%		(549,759)	(0.0)%
TOTAL NET ASSETS - 100.0%		$7,732,493,581	100.0%

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
500 Index Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	939	Long	Sep 2021	$198,554,359	$201,349,770	$2,795,411
						$2,795,411

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	51,073,901	$1,438,751,803	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $1,011,849,344)	$1,438,751,803
	Total Investments (American Asset Allocation Trust) (Cost $1,011,849,344) - 100.0%	$1,438,751,803	100.0%
	Other assets and liabilities, net - (0.0)%	(43,292)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,438,708,511	100.0%
American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,796,611	$253,080,024	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $164,531,438)	$253,080,024
	Total Investments (American Global Growth Trust) (Cost $164,531,438) - 100.0%	$253,080,024	100.0%
	Other assets and liabilities, net - (0.0)%	(23,734)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$253,056,290	100.0%
American Global Growth Trust (continued)
American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,257,106	$1,095,023,124	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $710,267,808)	$1,095,023,124
	Total Investments (American Growth Trust) (Cost $710,267,808) - 100.0%	$1,095,023,124	100.0%
	Other assets and liabilities, net - (0.0)%	(35,604)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,094,987,520	100.0%
American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	17,333,123	$1,082,280,216	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $806,832,320)	$1,082,280,216
	Total Investments (American Growth-Income Trust) (Cost $806,832,320) - 100.0%	$1,082,280,216	100.0%
	Other assets and liabilities, net - (0.0)%	(38,722)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,082,241,494	100.0%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

American Growth-Income Trust (continued)
American International Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,712,368	$512,423,975	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $386,433,398)	$512,423,975
	Total Investments (American International Trust) (Cost $386,433,398) - 100.0%	$512,423,975	100.0%
	Other assets and liabilities, net - (0.0)%	(26,633)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$512,397,342	100.0%
Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.6%
Communication services - 27.0%
Alphabet, Inc., Class A (A)	15,868	$38,746,324	1.6%
Alphabet, Inc., Class C (A)	69,346	173,803,267	7.1%
Facebook, Inc., Class A (A)	533,183	185,393,061	7.5%
Match Group, Inc. (A)	155,093	25,008,746	1.0%
Netflix, Inc. (A)	78,634	41,535,265	1.7%
Pinterest, Inc., Class A (A)	265,528	20,963,436	0.9%
Sea, Ltd., ADR (A)	173,791	47,723,009	1.9%
Snap, Inc., Class A (A)	689,970	47,014,556	1.9%
Tencent Holdings, Ltd.	617,100	46,462,985	1.9%
OTHER SECURITIES		37,986,096	1.5%
		664,636,745
Consumer discretionary - 18.3%
Alibaba Group Holding, Ltd., ADR (A)	88,603	20,093,388	0.8%
Amazon.com, Inc. (A)	79,917	274,927,264	11.2%
Booking Holdings, Inc. (A)	7,817	17,104,300	0.7%
Carvana Company (A)	38,866	11,730,536	0.5%
Chipotle Mexican Grill, Inc. (A)	11,118	17,236,680	0.7%
Dollar General Corp.	82,170	17,780,766	0.7%
Lululemon Athletica, Inc. (A)	50,001	18,248,865	0.7%
NIKE, Inc., Class B	79,783	12,325,676	0.5%
Ross Stores, Inc.	151,489	18,784,636	0.8%
OTHER SECURITIES		41,269,377	1.7%
		449,501,488
Consumer staples - 0.0%		859,134	0.0%
Financials - 2.8%
S&P Global, Inc.	50,725	20,820,076	0.9%
The Goldman Sachs Group, Inc.	71,605	27,176,246	1.1%
OTHER SECURITIES		20,687,045	0.8%
		68,683,367
Health care - 10.6%
Anthem, Inc.	36,316	13,865,449	0.6%
Cigna Corp.	105,237	24,948,536	1.0%
Danaher Corp.	96,830	25,985,299	1.1%
HCA Healthcare, Inc.	83,995	17,365,126	0.7%
Intuitive Surgical, Inc. (A)	41,205	37,893,766	1.5%
Stryker Corp.	114,208	29,663,244	1.2%
Thermo Fisher Scientific, Inc.	24,396	12,307,050	0.5%
UnitedHealth Group, Inc.	117,600	47,091,744	1.9%
Zoetis, Inc.	70,782	13,190,934	0.5%
OTHER SECURITIES		38,671,424	1.6%
		260,982,572
Industrials - 2.0%		47,739,969	2.0%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 38.4%
Advanced Micro Devices, Inc. (A)	194,925	$18,309,305	0.7%
Apple, Inc.	817,130	111,914,125	4.6%
ASML Holding NV, NYRS	27,000	18,652,680	0.8%
DocuSign, Inc. (A)	49,297	13,781,962	0.6%
Fidelity National Information Services, Inc.	95,767	13,567,311	0.6%
Fiserv, Inc. (A)	181,877	19,440,833	0.8%
Fortinet, Inc. (A)	49,400	11,766,586	0.5%
Global Payments, Inc.	227,770	42,715,986	1.7%
Intuit, Inc.	139,867	68,558,607	2.8%
Marvell Technology, Inc.	258,829	15,097,496	0.6%
Mastercard, Inc., Class A	141,211	51,554,724	2.1%
Microsoft Corp.	538,255	145,813,280	5.9%
MongoDB, Inc. (A)	32,256	11,661,189	0.5%
NVIDIA Corp.	48,200	38,564,820	1.6%
PayPal Holdings, Inc. (A)	231,432	67,457,799	2.7%
salesforce.com, Inc. (A)	185,925	45,415,900	1.8%
ServiceNow, Inc. (A)	94,887	52,145,151	2.1%
Shopify, Inc., Class A (A)	10,265	14,996,960	0.6%
Synopsys, Inc. (A)	74,613	20,577,519	0.8%
Texas Instruments, Inc.	59,625	11,465,888	0.5%
Visa, Inc., Class A	335,971	78,556,739	3.2%
Zoom Video Communications, Inc., Class A (A)	54,720	21,178,282	0.9%
OTHER SECURITIES		50,961,979	2.0%
		944,155,121
Materials - 0.5%		12,275,615	0.5%
TOTAL COMMON STOCKS (Cost $1,284,531,572)		$2,448,834,011
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 0.0324% (B)(C)	615,495	6,157,780	0.2%
OTHER SECURITIES		9,886,227	0.4%
		16,044,007
TOTAL SHORT-TERM INVESTMENTS (Cost $16,044,250)		$16,044,007
Total Investments (Blue Chip Growth Trust) (Cost $1,300,575,822) - 100.2%		$2,464,878,018	100.2%
Other assets and liabilities, net - (0.2)%		(6,128,459)	(0.2)%
TOTAL NET ASSETS - 100.0%		$2,458,749,559	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.9%
Communication services - 17.6%
Alphabet, Inc., Class A (A)	8,998	$21,971,226	2.9%
Alphabet, Inc., Class C (A)	8,565	21,466,631	2.8%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
Facebook, Inc., Class A (A)	87,670	$30,483,736	4.0%
Match Group, Inc. (A)	95,372	15,378,735	2.0%
Netflix, Inc. (A)	33,906	17,909,488	2.3%
ROBLOX Corp., Class A (A)	53,099	4,777,848	0.6%
Snap, Inc., Class A (A)	206,711	14,085,288	1.9%
Spotify Technology SA (A)	30,935	8,525,377	1.1%
		134,598,329
Consumer discretionary - 26.0%
Airbnb, Inc., Class A (A)	47,427	7,262,971	0.9%
Amazon.com, Inc. (A)	15,818	54,416,452	7.1%
Carvana Company (A)	30,074	9,076,935	1.2%
Chipotle Mexican Grill, Inc. (A)	5,686	8,815,233	1.2%
Kering SA	13,935	12,210,086	1.6%
Lululemon Athletica, Inc. (A)	25,380	9,262,939	1.2%
LVMH Moet Hennessy Louis Vuitton SE	19,830	15,599,404	2.0%
MercadoLibre, Inc. (A)	3,613	5,628,295	0.7%
NIKE, Inc., Class B	85,141	13,153,433	1.7%
Target Corp.	47,669	11,523,504	1.5%
Tesla, Inc. (A)	55,079	37,437,196	4.9%
The TJX Companies, Inc.	133,997	9,034,078	1.2%
OTHER SECURITIES		5,774,650	0.8%
		199,195,176
Consumer staples - 3.0%
Costco Wholesale Corp.	22,165	8,770,026	1.1%
The Estee Lauder Companies, Inc., Class A	45,507	14,474,867	1.9%
		23,244,893
Financials - 1.3%
S&P Global, Inc.	14,776	6,064,809	0.8%
The Goldman Sachs Group, Inc.	10,740	4,076,152	0.5%
		10,140,961
Health care - 4.5%
Danaher Corp.	30,487	8,181,491	1.1%
DexCom, Inc. (A)	11,481	4,902,387	0.6%
Eli Lilly & Company	50,688	11,633,910	1.5%
UnitedHealth Group, Inc.	14,202	5,687,049	0.8%
OTHER SECURITIES		3,925,943	0.5%
		34,330,780
Industrials - 3.6%
Safran SA	44,579	6,186,804	0.8%
Uber Technologies, Inc. (A)	278,777	13,972,303	1.8%
Union Pacific Corp.	34,274	7,537,881	1.0%
		27,696,988
Information technology - 43.9%
Adobe, Inc. (A)	44,637	26,141,213	3.4%
Adyen NV (A)(B)	5,726	14,042,038	1.8%
Apple, Inc.	254,241	34,820,847	4.6%
Atlassian Corp. PLC, Class A (A)	26,171	6,722,283	0.9%
Crowdstrike Holdings, Inc., Class A (A)	50,640	12,726,338	1.7%
DocuSign, Inc. (A)	28,171	7,875,766	1.0%
Mastercard, Inc., Class A	37,285	13,612,381	1.8%
Microsoft Corp.	113,917	30,860,115	4.0%
NVIDIA Corp.	42,261	33,813,026	4.4%
PayPal Holdings, Inc. (A)	60,932	17,760,459	2.3%
RingCentral, Inc., Class A (A)	13,835	4,020,174	0.5%
salesforce.com, Inc. (A)	53,959	13,180,565	1.7%
Shopify, Inc., Class A (A)	24,545	35,859,754	4.7%
Snowflake, Inc., Class A (A)	18,273	4,418,411	0.6%
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Square, Inc., Class A (A)	60,323	$14,706,747	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	108,106	12,990,017	1.7%
The Trade Desk, Inc., Class A (A)	96,200	7,442,032	1.0%
Twilio, Inc., Class A (A)	44,675	17,609,098	2.3%
Visa, Inc., Class A	86,488	20,222,624	2.6%
Workday, Inc., Class A (A)	20,532	4,901,810	0.6%
OTHER SECURITIES		2,825,809	0.4%
		336,551,507
TOTAL COMMON STOCKS (Cost $488,565,219)		$765,758,634
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%		1,055,530	0.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,055,530)		$1,055,530
Total Investments (Capital Appreciation Trust) (Cost $489,620,749) - 100.0%		$766,814,164	100.0%
Other assets and liabilities, net - 0.0%		95,491	0.0%
TOTAL NET ASSETS - 100.0%		$766,909,655	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 71.1%
Communication services - 4.6%
Alphabet, Inc., Class A (A)(B)	1,082	$2,642,017	0.5%
Alphabet, Inc., Class C (A)(B)	5,841	14,639,415	3.1%
Facebook, Inc., Class A (B)	13,891	4,830,040	1.0%
		22,111,472
Consumer discretionary - 9.7%
Amazon.com, Inc. (A)(B)	7,699	26,485,792	5.6%
Hilton Worldwide Holdings, Inc. (A)(B)	25,222	3,042,278	0.6%
Marriott International, Inc., Class A (A)(B)	21,643	2,954,702	0.6%
Yum! Brands, Inc.	110,242	12,681,137	2.7%
OTHER SECURITIES		1,216,457	0.2%
		46,380,366
Consumer staples - 1.5%
Keurig Dr. Pepper, Inc.	110,597	3,897,438	0.8%
OTHER SECURITIES		3,138,773	0.7%
		7,036,211
Financials - 9.3%
Arthur J. Gallagher & Company	21,648	3,032,452	0.6%
Bank of America Corp. (A)	133,050	5,485,652	1.2%
Intercontinental Exchange, Inc.	33,466	3,972,414	0.8%
Marsh & McLennan Companies, Inc. (A)	116,334	16,365,867	3.4%
The PNC Financial Services Group, Inc.	76,748	14,640,448	3.1%

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
OTHER SECURITIES		$808,213	0.2%
		44,305,046
Health care - 14.2%
Becton, Dickinson and Company	19,082	4,640,552	1.0%
Danaher Corp. (A)	54,362	14,588,586	3.1%
Humana, Inc. (A)	29,495	13,058,026	2.8%
PerkinElmer, Inc.	43,566	6,727,026	1.4%
Thermo Fisher Scientific, Inc.	27,367	13,805,830	2.9%
UnitedHealth Group, Inc.	33,750	13,514,850	2.8%
OTHER SECURITIES		1,133,412	0.2%
		67,468,282
Industrials - 7.9%
General Electric Company	1,519,644	20,454,408	4.3%
Ingersoll Rand, Inc. (B)	71,054	3,468,146	0.7%
Roper Technologies, Inc.	7,148	3,360,990	0.7%
Teledyne Technologies, Inc. (B)	3,593	1,504,856	0.3%
Waste Connections, Inc.	52,361	6,253,474	1.3%
OTHER SECURITIES		2,658,264	0.6%
		37,700,138
Information technology - 15.9%
Cisco Systems, Inc.	29,700	1,574,100	0.3%
Fiserv, Inc. (A)(B)	73,760	7,884,206	1.7%
FleetCor Technologies, Inc. (B)	18,682	4,783,713	1.0%
Global Payments, Inc. (A)	32,163	6,031,849	1.3%
Microsoft Corp. (A)	112,442	30,460,529	6.4%
salesforce.com, Inc. (B)	29,242	7,142,943	1.5%
TE Connectivity, Ltd.	31,191	4,217,335	0.9%
Visa, Inc., Class A (A)	53,323	12,467,984	2.6%
OTHER SECURITIES		925,740	0.2%
		75,488,399
Real estate - 0.2%		693,720	0.2%
Utilities - 7.8%
Ameren Corp.	96,617	7,733,225	1.6%
American Electric Power Company, Inc.	127,874	10,816,862	2.3%
CMS Energy Corp.	31,376	1,853,694	0.4%
Exelon Corp.	138,638	6,143,050	1.3%
NiSource, Inc.	173,525	4,251,363	0.9%
Public Service Enterprise Group, Inc.	109,185	6,522,712	1.3%
OTHER SECURITIES		13,031	0.0%
		37,333,937
TOTAL COMMON STOCKS (Cost $257,289,758)		$338,517,571
PREFERRED SECURITIES - 1.2%
Financials - 0.0%		25,370	0.0%
Utilities - 1.2%
American Electric Power Company, Inc., 6.125%	12,402	609,310	0.1%
CMS Energy Corp., 5.875%	41,200	1,125,172	0.2%
CMS Energy Corp., 5.875%	50,000	1,386,000	0.3%
NiSource, Inc., 7.750%	7,708	792,305	0.2%
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	573,200	0.1%
OTHER SECURITIES		1,356,966	0.3%
		5,842,953
TOTAL PREFERRED SECURITIES (Cost $5,510,445)		$5,868,323
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 7.7%
Communication services - 2.9%
CCO Holdings LLC 4.000%, 03/01/2023 (C)	$416,000	$419,640	0.1%
CCO Holdings LLC 5.000%, 02/01/2028 (C)	2,095,000	2,197,131	0.5%
CCO Holdings LLC 5.125%, 05/01/2027 (C)	1,341,000	1,406,575	0.3%
Netflix, Inc. 4.375%, 11/15/2026	1,260,000	1,432,897	0.3%
Netflix, Inc. 4.875%, 04/15/2028	1,790,000	2,080,875	0.5%
Netflix, Inc. 4.875%, 06/15/2030 (C)	40,000	47,572	0.0%
Netflix, Inc. 5.500%, 02/15/2022	45,000	46,125	0.0%
Netflix, Inc. 5.875%, 02/15/2025	405,000	468,010	0.1%
Netflix, Inc. 5.875%, 11/15/2028	2,405,000	2,951,969	0.6%
Netflix, Inc. 6.375%, 05/15/2029	1,165,000	1,487,996	0.3%
OTHER SECURITIES		1,204,891	0.2%
		13,743,681
Consumer discretionary - 2.0%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,657,000	1,733,636	0.4%
Marriott International, Inc. 3.125%, 06/15/2026	120,000	127,412	0.0%
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (C)	1,195,000	1,206,950	0.3%
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (C)	511,000	527,010	0.1%
Yum! Brands, Inc. 3.750%, 11/01/2021	975,000	976,219	0.2%
Yum! Brands, Inc. 3.875%, 11/01/2023	440,000	462,000	0.1%
Yum! Brands, Inc. 4.750%, 01/15/2030 (C)	2,000	2,165	0.0%
Yum! Brands, Inc. 5.350%, 11/01/2043	579,000	615,188	0.1%
Yum! Brands, Inc. 6.875%, 11/15/2037	367,000	455,080	0.1%
Yum! Brands, Inc. 7.750%, 04/01/2025 (C)	90,000	97,875	0.0%
OTHER SECURITIES		3,539,503	0.7%
		9,743,038
Financials - 1.0%
HUB International, Ltd. 7.000%, 05/01/2026 (C)	1,380,000	1,431,184	0.3%
State Street Corp. (3 month LIBOR + 3.597%) 3.716%, 09/15/2021 (D)(E)	145,000	145,116	0.0%
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (D)	390,000	433,875	0.1%
USI, Inc. 6.875%, 05/01/2025 (C)	654,000	662,195	0.1%
OTHER SECURITIES		1,911,973	0.5%
		4,584,343
Health care - 0.2%		1,225,226	0.2%

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials - 1.3%
General Electric Company (3 month LIBOR + 3.330%) 3.449%, 09/15/2021 (D)(E)	$2,990,000	$2,930,200	0.6%
OTHER SECURITIES		3,150,751	0.7%
		6,080,951
Information technology - 0.1%		324,286	0.1%
Real estate - 0.1%		541,109	0.1%
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (D)	575,000	613,094	0.1%
TOTAL CORPORATE BONDS (Cost $33,998,087)		$36,855,728
TERM LOANS (F) - 8.5%
Communication services - 0.2%		1,018,777	0.2%
Consumer discretionary - 0.5%		2,344,220	0.5%
Consumer staples - 0.3%		1,316,378	0.3%
Financials - 2.9%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%) 4.250%, 10/08/2027	666,374	666,927	0.1%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	807,488	798,315	0.2%
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	233,105	230,425	0.0%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.926%, 04/25/2025	6,602,113	6,525,462	1.4%
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	2,623,733	2,621,896	0.5%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.147%, 05/16/2024	1,431,266	1,417,182	0.3%
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.397%, 12/02/2026	825,984	817,873	0.2%
OTHER SECURITIES		741,227	0.2%
		13,819,307
Health care - 1.3%
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.604%, 04/30/2025	1,621,298	1,601,032	0.3%
OTHER SECURITIES		4,341,889	1.0%
		5,942,921
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Industrials - 1.1%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	$1,765,000	$1,883,537	0.4%
OTHER SECURITIES		3,255,261	0.7%
		5,138,798
Information technology - 2.2%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	3,546,383	3,544,433	0.8%
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%) 4.000%, 05/04/2026	2,586,286	2,587,786	0.5%
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.854%, 05/04/2026	162,113	162,129	0.0%
OTHER SECURITIES		4,276,717	0.9%
		10,571,065
Materials - 0.0%		132,353	0.0%
TOTAL TERM LOANS (Cost $40,115,337)		$40,283,819
ASSET BACKED SECURITIES - 0.3%		1,270,728	0.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,188,422)		$1,270,728
SHORT-TERM INVESTMENTS - 13.0%
Short-term funds - 12.3%
T. Rowe Price Government Reserve Fund, 0.0295% (G)	58,548,700	58,548,700	12.3%
Repurchase agreement - 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $3,649,000 on 7-1-21, collateralized by $3,450,600 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $3,722,065)	$3,649,000	3,649,000	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $62,197,700)		$62,197,700
Total Investments (Capital Appreciation Value Trust) (Cost $400,299,749) - 101.8%		$484,993,869	101.8%
Other assets and liabilities, net - (1.8)%		(8,649,155)	(1.8)%
TOTAL NET ASSETS - 100.0%		$476,344,714	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-21.
DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	$18,442	$(59,259)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	24,090	(59,259)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	1	100	17,800	(57,760)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	1	100	17,130	(56,280)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	1	100	14,073	(49,189)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(28,755)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(384,948)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(375,510)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(292,890)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	1	100	21,210	(61,170)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	1	100	20,353	(59,562)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	1	100	16,634	(51,811)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	1	100	22,096	(24,237)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(14,303)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(14,303)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(11,627)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(11,627)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(11,627)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(9,389)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(9,389)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(9,389)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(9,389)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(7,543)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(7,543)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(6,049)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(6,049)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(9,698)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(10,954)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	3,946	(1,913)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(1,217)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(4,707)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(1,644)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(1,046)
JPM	American Electric Power Company, Inc.	USD	97.50	Jan 2022	30	3,000	2,930	(1,433)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2022	30	3,000	1,813	(911)
CITI	American Tower Corp.	USD	210.00	Jan 2022	6	600	14,982	(37,334)
CITI	American Tower Corp.	USD	220.00	Jan 2022	6	600	11,982	(31,846)
CITI	American Tower Corp.	USD	230.00	Jan 2022	7	700	11,039	(31,042)
CITI	American Tower Corp.	USD	230.00	Jan 2022	2	200	4,641	(8,869)
CITI	American Tower Corp.	USD	240.00	Jan 2022	2	200	3,811	(7,238)
CITI	American Tower Corp.	USD	250.00	Jan 2022	2	200	3,041	(5,754)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	250	25,000	52,500	(288,400)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	413	41,300	106,143	(476,434)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	129	12,900	31,631	(125,100)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(184,966)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	190	19,000	52,947	(106,972)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	39	3,900	13,323	(14,556)
CSFB	Bank of America Corp.	USD	45.00	Jan 2022	38	3,800	7,138	(6,179)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	48	4,800	22,416	(41,199)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	25	2,500	11,425	(21,458)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	26	2,600	11,102	(22,316)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	48	4,800	17,136	(31,648)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	25	2,500	8,675	(16,483)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	26	2,600	8,502	(17,143)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	48	4,800	12,816	(23,268)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	25	2,500	6,550	(12,119)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	26	2,600	6,292	(12,604)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	19	1,900	20,869	(16,974)
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	19	1,900	$16,115	$(10,299)
CSFB	Danaher Corp.	USD	250.00	Jan 2022	40	4,000	76,280	(119,736)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	4	400	6,485	(7,405)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	4	400	5,280	(5,645)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	6	600	7,557	(8,468)
CSFB	Danaher Corp.	USD	290.00	Jan 2022	6	600	5,707	(6,321)
GSI	Envista Holdings Corp.	USD	49.00	Dec 2021	30	3,000	10,034	(5,310)
GSI	Envista Holdings Corp.	USD	50.00	Dec 2021	30	3,000	8,906	(4,568)
CITI	Exelon Corp.	USD	40.00	Jan 2022	16	1,600	7,712	(8,361)
CITI	Exelon Corp.	USD	40.00	Jan 2022	5	500	2,092	(2,613)
CITI	Exelon Corp.	USD	43.00	Jan 2022	16	1,600	5,312	(5,132)
CITI	Exelon Corp.	USD	43.00	Jan 2022	5	500	1,420	(1,604)
CITI	Exelon Corp.	USD	45.00	Jan 2022	16	1,600	3,984	(3,456)
CITI	Exelon Corp.	USD	45.00	Jan 2022	5	500	1,040	(1,080)
CITI	Exelon Corp.	USD	47.00	Jan 2022	95	9,500	16,161	(13,061)
CITI	Exelon Corp.	USD	47.00	Jan 2022	30	3,000	4,823	(4,124)
CITI	Exelon Corp.	USD	50.00	Jan 2022	30	3,000	2,341	(1,903)
JPM	Facebook, Inc., Class A	USD	340.00	Jan 2022	12	1,200	30,925	(43,614)
JPM	Facebook, Inc., Class A	USD	345.00	Jan 2022	12	1,200	28,983	(40,503)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(7,690)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,635	(68,007)
JPM	Facebook, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(31,530)
JPM	Facebook, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(27,460)
GSI	Fiserv, Inc.	USD	130.00	Jan 2022	13	1,300	6,634	(1,918)
GSI	Fiserv, Inc.	USD	135.00	Jan 2022	13	1,300	4,869	(1,384)
JPM	FleetCor Technologies, Inc.	USD	300.00	Jan 2022	5	500	9,985	(2,254)
JPM	FleetCor Technologies, Inc.	USD	310.00	Jan 2022	3	300	4,791	(897)
JPM	General Electric Company	USD	12.00	Jan 2022	160	16,000	24,437	(35,252)
JPM	General Electric Company	USD	12.00	Jan 2022	159	15,900	25,825	(35,032)
JPM	General Electric Company	USD	15.00	Jan 2022	160	16,000	13,309	(13,323)
JPM	General Electric Company	USD	15.00	Jan 2022	159	15,900	13,361	(13,239)
SFG	General Electric Company	USD	15.00	Jan 2022	636	63,600	69,324	(52,957)
GSI	Global Payments, Inc.	USD	230.00	Jan 2022	9	900	5,500	(2,752)
GSI	Global Payments, Inc.	USD	240.00	Jan 2022	9	900	4,445	(2,031)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	8	800	8,222	(6,790)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	4	400	3,927	(3,395)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	5	500	5,015	(4,244)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	8	800	6,917	(5,325)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	4	400	3,288	(2,663)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	5	500	4,196	(3,328)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	12	1,200	17,773	(7,988)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	12	1,200	15,717	(6,188)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	38	3,800	53,311	(19,595)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	38	3,800	45,916	(15,006)
CSFB	Humana, Inc.	USD	480.00	Jan 2022	2	200	6,018	(3,346)
CSFB	Humana, Inc.	USD	500.00	Jan 2022	2	200	4,724	(2,277)
JPM	Intercontinental Exchange, Inc.	USD	125.00	Jan 2022	15	1,500	4,761	(6,196)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	9,747	(4,087)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	3,208	(4,087)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	16	1,600	7,294	(2,369)
SFG	Keurig Dr. Pepper, Inc.	USD	32.00	Dec 2021	95	9,500	20,710	(38,408)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	9	900	28,233	(40,683)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	9	900	20,583	(27,620)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	9	900	15,993	(19,651)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	15	1,500	18,440	(13,056)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	2	200	2,376	(1,741)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	8	800	10,193	(6,963)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	15	1,500	16,180	(10,515)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	2	200	2,097	(1,402)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	8	800	8,956	(5,608)
CSFB	Marriott International, Inc., Class A	USD	155.00	Jan 2022	13	1,300	14,757	(7,278)
CSFB	Marriott International, Inc., Class A	USD	160.00	Jan 2022	13	1,300	12,430	(5,770)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	9	900	15,242	(3,147)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	9	900	13,778	(2,467)
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Marsh & McLennan Companies, Inc.	USD	150.00	Oct 2021	25	2,500	$4,440	$(5,075)
GSI	Marsh & McLennan Companies, Inc.	USD	155.00	Oct 2021	25	2,500	2,408	(2,905)
CITI	McDonald's Corp.	USD	210.00	Jan 2022	8	800	15,192	(20,097)
RBC	McDonald's Corp.	USD	210.00	Jan 2022	6	600	10,902	(15,072)
CITI	McDonald's Corp.	USD	220.00	Jan 2022	8	800	11,416	(14,169)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	7	700	9,709	(12,397)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	8	800	8,456	(9,291)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	6	600	6,132	(6,968)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	13	1,300	15,756	(17,147)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	13	1,300	9,711	(9,276)
CSFB	Medtronic PLC	USD	130.00	Jan 2022	12	1,200	6,684	(5,889)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	21	2,100	27,447	(64,377)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	21	2,100	24,717	(57,217)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	21	2,100	22,197	(50,524)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	16	1,600	23,712	(33,772)
BOA	Microsoft Corp.	USD	270.00	Jan 2022	9	900	12,085	(16,558)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	17	1,700	22,559	(31,277)
BOA	Microsoft Corp.	USD	275.00	Jan 2022	9	900	10,565	(14,335)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	16	1,600	19,472	(25,485)
BOA	Microsoft Corp.	USD	280.00	Jan 2022	9	900	9,182	(12,321)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(88,986)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	31	3,100	56,637	(65,409)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	32	3,200	60,224	(67,519)
CITI	Mondelez International, Inc., Class A	USD	57.50	Jan 2022	26	2,600	12,272	(16,196)
CITI	Mondelez International, Inc., Class A	USD	60.00	Jan 2022	26	2,600	9,152	(11,513)
CITI	Mondelez International, Inc., Class A	USD	62.50	Jan 2022	26	2,600	5,122	(7,659)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,835	(33,696)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,485	(33,696)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,285	(27,246)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,835	(27,246)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	8,785	(23,244)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	9,085	(23,244)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	8	800	14,105	(20,110)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	7	700	13,563	(17,596)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	8	800	13,168	(17,858)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	7	700	12,245	(15,626)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	8	800	11,205	(13,864)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	7	700	10,451	(12,131)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	13	1,300	14,781	(15,327)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	14	1,400	15,218	(16,506)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	13	1,300	11,856	(11,053)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	14	1,400	11,998	(11,904)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	12	1,200	6,504	(4,525)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	14	1,400	7,028	(5,280)
JPM	Roper Technologies, Inc.	USD	480.00	Aug 2021	13	1,300	15,990	(14,025)
JPM	Roper Technologies, Inc.	USD	490.00	Nov 2021	3	300	3,190	(4,996)
JPM	Roper Technologies, Inc.	USD	500.00	Nov 2021	3	300	1,824	(3,913)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	6	600	6,143	(4,394)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	3	300	3,132	(1,662)
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	6	600	5,599	(3,325)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	3	300	2,596	(1,238)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	1	100	2,194	(2,450)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	2	200	4,661	(4,901)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	1	100	1,885	(1,896)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	2	200	3,945	(3,793)
JPM	Teledyne Technologies, Inc.	USD	470.00	Dec 2021	3	300	6,092	(3,365)
JPM	Teledyne Technologies, Inc.	USD	480.00	Dec 2021	3	300	5,137	(2,688)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	38	3,800	15,630	(19,511)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	52	5,200	16,224	(26,699)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	38	3,800	11,420	(12,941)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	52	5,200	11,544	(17,709)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	39	3,900	8,341	(8,216)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	52	5,200	8,164	(10,954)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	12	1,200	14,316	(26,832)
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	12	1,200	$12,237	$(22,852)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	13	1,300	17,112	(24,756)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	12	1,200	10,459	(19,209)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	13	1,300	14,782	(20,810)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	13	1,300	12,714	(17,267)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	19	1,900	17,331	(20,668)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	18	1,800	16,358	(19,580)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	19	1,900	14,489	(16,709)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	18	1,800	12,214	(15,829)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	3	300	8,122	(3,316)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	5	500	14,180	(5,527)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	3	300	6,712	(2,382)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	5	500	11,735	(3,970)
CITI	Union Electric Company	USD	90.00	Dec 2021	21	2,100	3,760	(1,551)
CITI	Union Electric Company	USD	95.00	Dec 2021	21	2,100	1,642	(442)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	6	600	14,447	(15,816)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	6	600	11,921	(12,870)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	6	600	10,918	(10,300)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jan 2022	3	300	4,789	(1,773)
CITI	UnitedHealth Group, Inc.	USD	470.00	Jan 2022	3	300	3,917	(1,304)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	19	1,900	26,638	(43,966)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	22	2,200	29,373	(43,843)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(13,950)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(11,957)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(27,900)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	18	1,800	22,176	(35,871)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	22	2,200	25,978	(37,355)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(11,886)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(10,188)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(23,771)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	19	1,900	20,463	(32,261)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	22	2,200	22,406	(31,469)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	12	1,200	15,050	(14,293)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	12	1,200	13,240	(11,761)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	17	1,700	17,798	(16,662)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	43	4,300	36,712	(34,260)
CSFB	Visa, Inc., Class A	USD	250.00	Jan 2022	17	1,700	14,730	(13,545)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	13	1,300	15,886	(10,358)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	6	600	5,060	(3,839)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	17	1,700	12,085	(10,878)
CSFB	Visa, Inc., Class A	USD	260.00	Jan 2022	6	600	4,257	(3,046)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	13	1,300	12,181	(6,600)
CSFB	Visa, Inc., Class A	USD	265.00	Jan 2022	6	600	3,574	(2,388)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	13	1,300	9,256	(4,010)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	6	600	4,812	(15,946)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	7	700	5,649	(18,604)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	6	600	4,482	(13,274)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	7	700	5,089	(15,486)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	6	600	2,502	(8,445)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	7	700	2,639	(9,852)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	7	700	7,854	(8,902)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	7	700	6,209	(6,479)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	22	2,200	9,424	(9,107)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	6	600	2,742	(2,484)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	14	1,400	6,398	(5,795)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	9,063	(7,865)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	25	2,500	8,050	(6,316)
							$3,823,947	$(6,141,041)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.1%
Australia - 0.9%		$2,802,836	0.9%
Austria - 0.9%		2,889,656	0.9%
Bermuda - 1.5%
Everest Re Group, Ltd.	19,423	4,894,790	1.5%
Canada - 3.0%
Cenovus Energy, Inc.	521,991	4,994,202	1.6%
OTHER SECURITIES		4,783,513	1.4%
		9,777,715
China - 1.5%		4,765,104	1.5%
Finland - 2.6%
Metso Outotec OYJ	261,262	3,035,721	0.9%
Sampo OYJ, A Shares	68,608	3,154,901	1.0%
OTHER SECURITIES		2,293,654	0.7%
		8,484,276
France - 13.9%
Airbus SE (A)	28,648	3,691,368	1.2%
BNP Paribas SA	72,814	4,569,770	1.4%
Cie de Saint-Gobain	51,801	3,418,643	1.1%
Eiffage SA	48,677	4,958,066	1.5%
Rexel SA (A)	156,178	3,270,072	1.0%
Sanofi	81,428	8,555,018	2.7%
TotalEnergies SE	144,938	6,565,937	2.0%
OTHER SECURITIES		9,828,251	3.0%
		44,857,125
Germany - 7.5%
Allianz SE	19,855	4,954,942	1.5%
Deutsche Post AG	52,351	3,565,342	1.1%
Deutsche Telekom AG	273,558	5,785,740	1.8%
Hannover Rueck SE	19,392	3,246,369	1.0%
Siemens AG	22,801	3,620,307	1.1%
OTHER SECURITIES		3,064,019	1.0%
		24,236,719
Greece - 0.6%		1,859,047	0.6%
Hong Kong - 1.4%
WH Group, Ltd. (B)	3,143,500	2,821,614	0.9%
OTHER SECURITIES		1,569,327	0.5%
		4,390,941
India - 0.4%		1,139,283	0.4%
Ireland - 1.0%
CRH PLC	62,465	3,158,930	1.0%
Isle of Man - 0.7%		2,220,006	0.7%
Italy - 0.8%		2,714,675	0.8%
Japan - 16.2%
Hitachi, Ltd.	74,800	4,286,577	1.3%
Honda Motor Company, Ltd.	177,900	5,721,841	1.8%
Komatsu, Ltd.	170,400	4,221,415	1.3%
Resona Holdings, Inc.	1,044,500	4,027,229	1.3%
Sony Group Corp.	39,500	3,830,207	1.2%
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Heavy Industries, Ltd.	119,800	$3,312,715	1.0%
Sumitomo Mitsui Financial Group, Inc.	186,700	6,435,918	2.0%
Yamaha Motor Company, Ltd.	157,200	4,269,894	1.3%
OTHER SECURITIES		16,121,818	5.0%
		52,227,614
Macau - 0.5%		1,752,209	0.5%
Malta - 0.0%		0	0.0%
Netherlands - 4.7%
ING Groep NV	341,509	4,533,300	1.4%
Royal Dutch Shell PLC, A Shares	228,254	4,576,001	1.4%
Stellantis NV	312,958	6,154,863	1.9%
		15,264,164
Norway - 1.5%		4,808,205	1.5%
Singapore - 0.6%		2,062,971	0.6%
South Korea - 7.5%
Hana Financial Group, Inc.	108,791	4,458,408	1.4%
KB Financial Group, Inc.	83,139	4,126,192	1.3%
Samsung Electronics Company, Ltd.	80,925	5,793,110	1.8%
SK Telecom Company, Ltd.	20,191	5,737,929	1.8%
OTHER SECURITIES		4,049,159	1.2%
		24,164,798
Spain - 0.6%		1,867,295	0.6%
Sweden - 3.5%
Svenska Handelsbanken AB, A Shares	382,038	4,312,425	1.3%
Volvo AB, B Shares (C)	294,044	7,086,292	2.2%
		11,398,717
Switzerland - 11.6%
Adecco Group AG	52,959	3,603,425	1.1%
Glencore PLC (A)	1,527,430	6,555,859	2.0%
Novartis AG	75,248	6,864,618	2.1%
Roche Holding AG	24,350	9,176,011	2.9%
STMicroelectronics NV	117,636	4,278,011	1.3%
UBS Group AG	452,897	6,937,125	2.2%
		37,415,049
United Kingdom - 9.2%
Coca-Cola Europacific Partners PLC	87,954	5,217,431	1.6%
IMI PLC	185,666	4,418,775	1.4%
Tesco PLC	1,306,466	4,035,906	1.2%
Travis Perkins PLC (A)	179,820	4,207,299	1.3%
OTHER SECURITIES		11,862,529	3.7%
		29,741,940
United States - 3.5%
Applied Materials, Inc.	21,666	3,085,238	0.9%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
Envista Holdings Corp. (A)	109,968	$4,751,717	1.5%
FMC Corp.	31,879	3,449,308	1.1%
		11,286,263
TOTAL COMMON STOCKS (Cost $269,528,013)		$310,180,328
PREFERRED SECURITIES - 1.5%
Germany - 1.5%
Volkswagen AG	18,848	4,725,776	1.5%
TOTAL PREFERRED SECURITIES (Cost $3,970,939)		$4,725,776
SHORT-TERM INVESTMENTS - 4.4%
Short-term funds - 4.4%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (D)	4,811,413	4,811,413	1.5%
John Hancock Collateral Trust, 0.0324% (D)(E)	953,970	9,544,085	2.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $14,355,626)		$14,355,498
Total Investments (Disciplined Value International Trust) (Cost $287,854,578) - 102.0%		$329,261,602	102.0%
Other assets and liabilities, net - (2.0)%		(6,509,802)	(2.0)%
TOTAL NET ASSETS - 100.0%		$322,751,800	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.5%
Australia - 0.0%		$124,754	0.0%
Belgium - 0.0%		34,390	0.0%
Brazil - 3.6%
Banco Bradesco SA	59,872	263,139	0.1%
Petroleo Brasileiro SA	403,347	2,456,347	0.9%
Vale SA	247,149	5,627,412	2.1%
OTHER SECURITIES		1,188,718	0.5%
		9,535,616
Canada - 0.1%		130,103	0.1%
Chile - 0.4%		1,140,928	0.4%
China - 24.6%
Baidu, Inc., ADR (A)	14,801	3,017,924	1.1%
Bank of China, Ltd., H Shares	5,614,694	2,016,027	0.8%
China Construction Bank Corp., H Shares	6,962,000	5,463,107	2.1%
China Merchants Bank Company, Ltd., H Shares	350,500	2,985,627	1.1%
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China (continued)
Country Garden Holdings Company, Ltd.	912,471	$1,021,301	0.4%
Industrial & Commercial Bank of China, Ltd., H Shares	5,463,000	3,201,422	1.2%
Longfor Group Holdings, Ltd. (B)	201,500	1,122,387	0.4%
PetroChina Company, Ltd., ADR (C)	1,761	86,342	0.0%
PetroChina Company, Ltd., H Shares	2,098,000	1,027,411	0.4%
Ping An Insurance Group Company of China, Ltd., H Shares	261,000	2,551,379	1.0%
Sunac China Holdings, Ltd.	291,000	997,851	0.4%
Trip.com Group, Ltd., ADR (A)	35,226	1,249,114	0.5%
Yum China Holdings, Inc.	28,049	1,858,246	0.7%
ZTO Express Cayman, Inc., ADR	34,890	1,058,912	0.4%
OTHER SECURITIES		38,157,174	14.1%
		65,814,224
Colombia - 0.1%		247,216	0.1%
Czech Republic - 0.1%		355,671	0.1%
Greece - 0.3%		681,007	0.3%
Hong Kong - 5.7%
China Resources Land, Ltd.	366,000	1,478,202	0.6%
Geely Automobile Holdings, Ltd.	602,000	1,890,737	0.7%
OTHER SECURITIES		11,901,403	4.4%
		15,270,342
Hungary - 0.2%		428,722	0.2%
India - 12.1%
Axis Bank, Ltd. (A)	119,271	1,204,145	0.5%
ICICI Bank, Ltd.	220,375	1,877,782	0.7%
ICICI Bank, Ltd., ADR (A)	17,653	301,866	0.1%
Larsen & Toubro, Ltd.	49,161	993,529	0.4%
Reliance Industries, Ltd., GDR (B)	121,829	6,891,972	2.6%
Tata Motors, Ltd. (A)	220,218	1,011,227	0.4%
Wipro, Ltd.	158,426	1,163,640	0.4%
OTHER SECURITIES		19,011,563	7.0%
		32,455,724
Indonesia - 1.2%		3,221,580	1.2%
Malaysia - 1.5%		4,136,872	1.5%
Mexico - 2.3%
Grupo Financiero Banorte SAB de CV, Series O	163,262	1,051,285	0.4%
Grupo Mexico SAB de CV, Series B	242,225	1,141,741	0.4%
OTHER SECURITIES		3,902,271	1.5%
		6,095,297
Philippines - 0.8%		2,126,470	0.8%
Poland - 0.7%		1,885,612	0.7%
Qatar - 0.5%		1,272,818	0.5%
Russia - 1.4%
Gazprom PJSC, ADR (London Stock Exchange)	196,506	1,500,057	0.6%
LUKOIL PJSC, ADR	22,853	2,121,042	0.8%
OTHER SECURITIES		228,328	0.0%
		3,849,427

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Saudi Arabia - 2.0%
Saudi Basic Industries Corp.	47,599	$1,547,436	0.6%
OTHER SECURITIES		3,907,274	1.4%
		5,454,710
South Africa - 3.9%
MTN Group, Ltd. (A)	193,966	1,401,325	0.5%
OTHER SECURITIES		9,161,724	3.4%
		10,563,049
South Korea - 14.7%
Hana Financial Group, Inc.	35,399	1,450,701	0.6%
Hyundai Mobis Company, Ltd.	4,537	1,176,586	0.5%
Hyundai Motor Company	9,379	1,995,674	0.8%
KB Financial Group, Inc.	5,839	289,790	0.1%
KB Financial Group, Inc., ADR	39,288	1,936,898	0.7%
Kia Corp.	18,836	1,501,095	0.6%
LG Electronics, Inc.	12,336	1,786,061	0.7%
POSCO	5,983	1,849,044	0.7%
Samsung Electronics Company, Ltd.	31,700	2,269,281	0.9%
Shinhan Financial Group Company, Ltd.	2,494	90,045	0.0%
Shinhan Financial Group Company, Ltd., ADR	44,055	1,579,372	0.6%
SK Hynix, Inc.	11,934	1,346,974	0.5%
OTHER SECURITIES		22,151,617	8.0%
		39,423,138
Taiwan - 17.2%
Cathay Financial Holding Company, Ltd. (A)	751,423	1,452,833	0.6%
China Steel Corp.	836,180	1,187,504	0.5%
CTBC Financial Holding Company, Ltd.	2,092,348	1,703,870	0.6%
Evergreen Marine Corp. Taiwan, Ltd. (A)	250,655	1,770,491	0.7%
Fubon Financial Holding Company, Ltd.	711,417	1,886,018	0.7%
Hon Hai Precision Industry Company, Ltd.	792,448	3,181,684	1.2%
Taiwan Cement Corp.	632,318	1,157,352	0.4%
United Microelectronics Corp.	1,098,794	2,083,646	0.8%
Yuanta Financial Holding Company, Ltd.	1,154,371	1,111,545	0.4%
OTHER SECURITIES		30,395,600	11.3%
		45,930,543
Thailand - 1.9%
PTT PCL	938,700	1,151,940	0.4%
OTHER SECURITIES		3,861,088	1.5%
		5,013,028
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Turkey - 0.5%		$1,395,510	0.5%
Ukraine - 0.0%		111,168	0.0%
United Arab Emirates - 0.6%		1,496,727	0.6%
United States - 0.1%		132,018	0.1%
TOTAL COMMON STOCKS (Cost $221,704,938)		$258,326,664
PREFERRED SECURITIES - 1.8%
Brazil - 1.8%
Banco Bradesco SA	142,969	739,595	0.3%
Petroleo Brasileiro SA	510,144	3,018,525	1.2%
OTHER SECURITIES		893,019	0.3%
		4,651,139
Colombia - 0.0%		101,164	0.0%
Philippines - 0.0%		16,487	0.0%
TOTAL PREFERRED SECURITIES (Cost $4,446,829)		$4,768,790
WARRANTS - 0.0%		986	0.0%
TOTAL WARRANTS (Cost $0)		$986
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0324% (D)(E)	254,590	2,547,070	1.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,547,135)		$2,547,070
Total Investments (Emerging Markets Value Trust) (Cost $228,698,902) - 99.3%		$265,643,510	99.3%
Other assets and liabilities, net - 0.7%		1,948,379	0.7%
TOTAL NET ASSETS - 100.0%		$267,591,889	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	30	Long	Sep 2021	$2,056,668	$2,047,200	$(9,468)
						$(9,468)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Communication services - 5.0%
Comcast Corp., Class A	502,481	$28,651,467	1.7%
News Corp., Class A	801,465	20,653,753	1.2%
The Walt Disney Company (A)	81,896	14,394,860	0.9%
OTHER SECURITIES		19,724,201	1.2%
		83,424,281
Consumer discretionary - 4.4%
Las Vegas Sands Corp. (A)	278,470	14,672,584	0.9%
Volkswagen AG, ADR	775,705	19,423,653	1.2%
OTHER SECURITIES		38,256,709	2.3%
		72,352,946
Consumer staples - 6.9%
Conagra Brands, Inc.	537,475	19,553,341	1.2%
Kimberly-Clark Corp.	149,778	20,037,301	1.2%
Philip Morris International, Inc.	213,526	21,162,562	1.3%
Tyson Foods, Inc., Class A	375,229	27,676,891	1.7%
OTHER SECURITIES		26,349,313	1.5%
		114,779,408
Energy - 6.2%
EOG Resources, Inc.	225,006	18,774,501	1.1%
Exxon Mobil Corp.	238,889	15,069,118	0.9%
TotalEnergies SE	630,852	28,578,724	1.7%
TotalEnergies SE, ADR	108,235	4,898,716	0.3%
OTHER SECURITIES		35,887,463	2.2%
		103,208,522
Financials - 22.7%
American International Group, Inc.	730,856	34,788,746	2.1%
Chubb, Ltd.	186,629	29,662,813	1.8%
Equitable Holdings, Inc.	607,788	18,507,145	1.1%
Fifth Third Bancorp	678,393	25,934,964	1.5%
JPMorgan Chase & Co.	95,738	14,891,089	0.9%
Loews Corp.	475,451	25,983,397	1.6%
MetLife, Inc.	573,815	34,342,828	2.1%
Morgan Stanley	272,143	24,952,792	1.5%
The Goldman Sachs Group, Inc.	36,883	13,998,205	0.8%
The PNC Financial Services Group, Inc.	77,176	14,722,094	0.9%
Wells Fargo & Company	1,389,893	62,948,256	3.8%
OTHER SECURITIES		76,289,112	4.6%
		377,021,441
Health care - 14.4%
AbbVie, Inc.	240,467	27,086,203	1.6%
Anthem, Inc.	85,730	32,731,714	2.0%
Becton, Dickinson and Company	101,092	24,584,563	1.5%
CVS Health Corp.	254,678	21,250,332	1.3%
Johnson & Johnson	122,761	20,223,647	1.2%
Medtronic PLC	205,258	25,478,676	1.5%
Pfizer, Inc.	376,479	14,742,918	0.9%
OTHER SECURITIES		72,939,495	4.4%
		239,037,548
Industrials - 11.9%
General Electric Company	3,590,595	48,329,409	2.9%
L3Harris Technologies, Inc.	119,161	25,756,650	1.6%
The Boeing Company (A)	78,858	18,891,222	1.1%
United Parcel Service, Inc., Class B	205,139	42,662,758	2.6%
OTHER SECURITIES		61,427,125	3.7%
		197,067,164
Information technology - 8.9%
Applied Materials, Inc.	151,740	21,607,776	1.3%
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Cisco Systems, Inc.	291,060	$15,426,180	0.9%
Citrix Systems, Inc.	122,485	14,363,816	0.9%
Microsoft Corp.	87,553	23,718,108	1.4%
QUALCOMM, Inc.	291,103	41,607,352	2.5%
Texas Instruments, Inc.	95,691	18,401,379	1.1%
OTHER SECURITIES		12,146,306	0.8%
		147,270,917
Materials - 5.8%
CF Industries Holdings, Inc.	568,573	29,253,081	1.8%
International Flavors & Fragrances, Inc.	120,307	17,973,866	1.1%
International Paper Company	502,988	30,838,194	1.8%
OTHER SECURITIES		18,478,509	1.1%
		96,543,650
Real estate - 4.1%
Equity Residential	294,350	22,664,950	1.4%
Weyerhaeuser Company	741,396	25,518,850	1.5%
OTHER SECURITIES		19,908,135	1.2%
		68,091,935
Utilities - 7.1%
NextEra Energy, Inc.	123,398	9,042,605	0.5%
NiSource, Inc.	835,395	20,467,178	1.2%
Sempra Energy	184,037	24,381,222	1.5%
The Southern Company	635,241	38,438,433	2.3%
OTHER SECURITIES		25,969,908	1.6%
		118,299,346
TOTAL COMMON STOCKS (Cost $1,178,702,307)		$1,617,097,158
PREFERRED SECURITIES - 1.5%
Health care - 0.4%
Becton, Dickinson and Company, 6.000% (B)	115,427	6,176,499	0.4%
Utilities - 1.1%
NextEra Energy, Inc., 5.279%	98,770	4,835,779	0.3%
NiSource, Inc., 7.750%	47,031	4,834,316	0.3%
Sempra Energy, 6.750%	24,765	2,446,039	0.1%
The Southern Company, 6.750%	134,102	6,789,584	0.4%
		18,905,718
TOTAL PREFERRED SECURITIES (Cost $24,559,464)		$25,082,217
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.0324% (C)(D)	662,848	6,631,528	0.4%
T. Rowe Price Government Reserve Fund, 0.0295% (C)	17,191,975	17,191,975	1.0%
OTHER SECURITIES		3,000,066	0.2%
		26,823,569
TOTAL SHORT-TERM INVESTMENTS (Cost $26,823,781)		$26,823,569
Total Investments (Equity Income Trust) (Cost $1,230,085,552) - 100.5%		$1,669,002,944	100.5%
Other assets and liabilities, net - (0.5)%		(8,183,938)	(0.5)%
TOTAL NET ASSETS - 100.0%		$1,660,819,006	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.4%
Financials - 89.5%
3i Group PLC	137,548	$2,232,248	1.3%
American Express Company	31,480	5,201,440	3.1%
Ameris Bancorp	35,317	1,788,100	1.0%
Ares Management Corp., Class A	61,684	3,922,486	2.3%
Arthur J. Gallagher & Company	23,899	3,347,772	2.0%
Atlantic Union Bankshares Corp.	49,292	1,785,356	1.0%
Bank of America Corp.	125,976	5,193,990	3.0%
Berkshire Hathaway, Inc., Class B (A)	7,017	1,950,165	1.1%
BlackRock, Inc.	2,952	2,582,911	1.5%
Brookfield Asset Management, Inc., Class A	80,153	4,086,200	2.4%
Brown & Brown, Inc.	48,581	2,581,594	1.5%
CaixaBank SA	542,320	1,669,643	1.0%
Capital One Financial Corp.	28,670	4,434,962	2.6%
Chubb, Ltd.	14,830	2,357,080	1.4%
Citizens Financial Group, Inc.	111,360	5,108,084	3.0%
Close Brothers Group PLC	84,193	1,764,483	1.0%
Danske Bank A/S	92,918	1,636,371	1.0%
Discover Financial Services	27,206	3,218,198	1.9%
Equitable Holdings, Inc.	103,746	3,159,066	1.9%
Eurazeo SE	18,774	1,636,855	1.0%
First Horizon Corp.	144,107	2,490,169	1.5%
First Merchants Corp.	38,163	1,590,252	0.9%
Huntington Bancshares, Inc.	143,746	2,051,255	1.2%
JPMorgan Chase & Co.	30,804	4,791,254	2.8%
Kinsale Capital Group, Inc.	12,057	1,986,632	1.2%
KKR & Company, Inc.	69,358	4,108,768	2.4%
Live Oak Bancshares, Inc.	23,229	1,370,511	0.8%
Markel Corp. (A)	2,150	2,551,427	1.5%
Marsh & McLennan Companies, Inc.	16,700	2,349,356	1.4%
Nordea Bank ABP	130,570	1,454,015	0.9%
Onex Corp.	37,065	2,691,369	1.6%
Pinnacle Financial Partners, Inc.	49,972	4,412,028	2.6%
Stock Yards Bancorp, Inc.	35,133	1,787,918	1.0%
SVB Financial Group (A)	7,089	3,944,532	2.3%
Synovus Financial Corp.	71,151	3,122,106	1.8%
The Blackstone Group, Inc.	42,964	4,173,523	2.4%
The Hanover Insurance Group, Inc.	12,586	1,707,165	1.0%
The Hartford Financial Services Group, Inc.	68,382	4,237,633	2.5%
Tradeweb Markets, Inc., Class A	21,290	1,800,282	1.1%
Trean Insurance Group, Inc. (A)	87,457	1,318,852	0.8%
TriCo Bancshares	50,411	2,146,500	1.3%
U.S. Bancorp	67,156	3,825,877	2.2%
Unum Group	129,386	3,674,562	2.2%
Western Alliance Bancorp	48,282	4,482,984	2.6%
Zions Bancorp NA	54,790	2,896,199	1.7%
OTHER SECURITIES		22,020,229	12.8%
		152,642,402
Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 4.8%
FleetCor Technologies, Inc. (A)	9,109	$2,332,451	1.4%
Visa, Inc., Class A	22,648	5,295,555	3.1%
OTHER SECURITIES		581,506	0.3%
		8,209,512
Real estate - 4.1%
Prologis, Inc.	19,566	2,338,724	1.4%
Rexford Industrial Realty, Inc.	29,152	1,660,206	1.0%
OTHER SECURITIES		2,935,528	1.7%
		6,934,458
TOTAL COMMON STOCKS (Cost $130,912,001)		$167,786,372
SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $2,751,000 on 7-1-21, collateralized by $2,804,300 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $2,806,097)	$2,751,000	2,751,000	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,751,000)		$2,751,000
Total Investments (Financial Industries Trust) (Cost $133,663,001) - 100.0%		$170,537,372	100.0%
Other assets and liabilities, net - 0.0%		1,076	0.0%
TOTAL NET ASSETS - 100.0%		$170,538,448	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.6%
Communication services - 16.4%
Alphabet, Inc., Class A (A)	60,841	$148,560,945	5.9%
CarGurus, Inc. (A)	1,460,541	38,309,990	1.5%
Facebook, Inc., Class A (A)	383,760	133,437,190	5.3%
Liberty Broadband Corp., Series A (A)	97,107	16,330,484	0.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,405,169	67,743,197	2.7%
OTHER SECURITIES		9,058,180	0.4%
		413,439,986
Consumer discretionary - 19.2%
Amazon.com, Inc. (A)	51,157	175,988,265	7.0%
Dufry AG (A)	485,666	28,818,588	1.1%
Group 1 Automotive, Inc.	277,994	42,930,613	1.7%
Lennar Corp., A Shares	1,151,295	114,381,158	4.5%
NVR, Inc. (A)	4,853	24,135,425	0.9%
Polaris, Inc.	552,844	75,717,514	3.0%
Salvatore Ferragamo SpA (A)	1,150,855	24,677,109	1.0%
		486,648,672
Consumer staples - 7.6%
Anheuser-Busch InBev SA/NV, ADR	372,801	26,845,400	1.1%
Diageo PLC, ADR	114,873	22,020,005	0.9%
Heineken NV	170,848	20,740,840	0.8%
Post Holdings, Inc. (A)	713,217	77,362,647	3.0%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
The Hain Celestial Group, Inc. (A)	812,593	$32,601,231	1.3%
U.S. Foods Holding Corp. (A)	356,896	13,690,531	0.5%
		193,260,654
Energy - 5.3%
Baker Hughes Company	979,557	22,402,469	0.9%
Cheniere Energy, Inc. (A)	773,930	67,130,688	2.7%
Valero Energy Corp.	427,962	33,415,273	1.3%
OTHER SECURITIES		11,048,995	0.4%
		133,997,425
Financials - 17.3%
American Express Company	238,809	39,458,411	1.6%
Bank of America Corp.	2,092,864	86,288,783	3.4%
First Hawaiian, Inc.	2,898,865	82,153,834	3.2%
KKR & Company, Inc.	767,089	45,442,352	1.8%
Morgan Stanley	1,174,196	107,662,031	4.2%
Synchrony Financial	402,103	19,510,038	0.8%
The Goldman Sachs Group, Inc.	152,605	57,918,176	2.3%
		438,433,625
Health care - 6.7%
Alnylam Pharmaceuticals, Inc. (A)	215,838	36,588,858	1.5%
Anthem, Inc.	68,547	26,171,245	1.0%
Change Healthcare, Inc. (A)	681,036	15,691,069	0.6%
Hologic, Inc. (A)	791,530	52,810,882	2.1%
Moderna, Inc. (A)	158,756	37,304,485	1.5%
		168,566,539
Industrials - 8.7%
IHS Markit, Ltd.	519,818	58,562,696	2.3%
Parker-Hannifin Corp.	112,984	34,698,516	1.4%
Regal Beloit Corp.	161,347	21,541,438	0.9%
Roper Technologies, Inc.	97,275	45,738,705	1.8%
Sensata Technologies Holding PLC (A)	313,430	18,169,537	0.7%
United Rentals, Inc. (A)	126,573	40,378,053	1.6%
		219,088,945
Information technology - 12.6%
Analog Devices, Inc.	149,698	25,772,008	1.0%
Apple, Inc.	648,680	88,843,213	3.5%
NVIDIA Corp.	85,702	68,570,170	2.7%
salesforce.com, Inc. (A)	214,047	52,285,261	2.1%
Samsung Electronics Company, Ltd.	410,202	29,364,773	1.2%
Workday, Inc., Class A (A)	220,319	52,598,958	2.1%
		317,434,383
Materials - 0.9%
Axalta Coating Systems, Ltd. (A)	783,540	23,890,135	0.9%
Real estate - 3.9%
American Tower Corp.	203,854	55,069,120	2.2%
Crown Castle International Corp.	122,855	23,969,011	0.9%
Five Point Holdings LLC, Class A (A)	2,386,395	19,282,072	0.8%
		98,320,203
TOTAL COMMON STOCKS (Cost $1,308,056,443)		$2,493,080,567
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 1.4%
	Repurchase agreement - 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $35,082,000 on 7-1-21, collateralized by $33,173,800 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $35,783,641)	$35,082,000	$35,082,000	1.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,082,000)	$35,082,000
	Total Investments (Fundamental All Cap Core Trust) (Cost $1,343,138,443) - 100.0%	$2,528,162,567	100.0%
	Other assets and liabilities, net - (0.0)%	(540,244)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$2,527,622,323	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.6%
Communication services - 9.9%
Alphabet, Inc., Class A (A)	10,019	$24,464,294	3.0%
Comcast Corp., Class A	619,178	35,305,530	4.4%
Fox Corp., Class B	307,834	10,835,757	1.4%
Liberty Broadband Corp., Series A (A)	54,560	9,175,355	1.1%
		79,780,936
Consumer discretionary - 8.0%
CarMax, Inc. (A)	62,265	8,041,525	1.0%
eBay, Inc.	310,545	21,803,364	2.7%
Group 1 Automotive, Inc.	53,759	8,302,002	1.0%
Lennar Corp., A Shares	269,386	26,763,499	3.3%
		64,910,390
Consumer staples - 9.1%
Anheuser-Busch InBev SA/NV, ADR	215,540	15,521,035	1.9%
Danone SA	217,834	15,325,689	1.9%
Heineken Holding NV	121,876	12,298,357	1.5%
Post Holdings, Inc. (A)	165,539	17,956,015	2.2%
Walmart, Inc.	87,976	12,406,376	1.6%
		73,507,472
Energy - 9.7%
ChampionX Corp. (A)	296,050	7,593,683	0.9%
Cheniere Energy, Inc. (A)	293,933	25,495,748	3.2%
Chevron Corp.	133,407	13,973,049	1.7%
Kinder Morgan, Inc.	438,599	7,995,660	1.0%
Suncor Energy, Inc.	634,892	15,218,361	1.9%
Valero Energy Corp.	103,773	8,102,596	1.0%
		78,379,097
Financials - 23.8%
American Express Company	87,871	14,518,925	1.8%
Bank of America Corp.	365,644	15,075,502	1.9%
Berkshire Hathaway, Inc., Class B (A)	59,819	16,624,896	2.1%
Citigroup, Inc.	353,630	25,019,323	3.1%
JPMorgan Chase & Co.	124,379	19,345,910	2.4%
KKR & Company, Inc.	309,381	18,327,730	2.3%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Morgan Stanley	154,865	$14,199,572	1.7%
Nasdaq, Inc.	112,157	19,717,201	2.4%
State Street Corp.	165,872	13,647,948	1.7%
The Goldman Sachs Group, Inc.	33,209	12,603,812	1.6%
Wells Fargo & Company	499,950	22,642,736	2.8%
		191,723,555
Health care - 13.4%
Anthem, Inc.	97,756	37,323,243	4.6%
Danaher Corp.	56,406	15,137,114	1.9%
Gilead Sciences, Inc.	91,807	6,321,830	0.8%
HCA Healthcare, Inc.	30,985	6,405,839	0.8%
Hologic, Inc. (A)	121,690	8,119,157	1.0%
Merck & Company, Inc.	142,218	11,060,294	1.3%
UnitedHealth Group, Inc.	30,432	12,186,190	1.5%
OTHER SECURITIES		11,690,438	1.5%
		108,244,105
Industrials - 12.3%
Fortive Corp.	111,656	7,786,889	0.9%
General Dynamics Corp.	85,901	16,171,722	2.0%
L3Harris Technologies, Inc.	36,436	7,875,641	1.0%
Parker-Hannifin Corp.	85,855	26,366,929	3.3%
Raytheon Technologies Corp.	261,785	22,332,878	2.8%
United Rentals, Inc. (A)	59,299	18,916,974	2.3%
		99,451,033
Information technology - 8.0%
Analog Devices, Inc.	49,175	8,465,968	1.1%
Microsoft Corp.	66,716	18,073,364	2.2%
Oracle Corp.	217,958	16,965,851	2.1%
Samsung Electronics Company, Ltd.	157,290	11,259,782	1.4%
Vontier Corp.	301,431	9,820,622	1.2%
		64,585,587
Materials - 1.0%
LyondellBasell Industries NV, Class A	75,586	7,775,532	1.0%
Real estate - 2.4%
American Tower Corp.	72,396	19,557,055	2.4%
TOTAL COMMON STOCKS (Cost $545,721,942)		$787,914,762
SHORT-TERM INVESTMENTS - 2.8%
Repurchase agreement - 2.8%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $22,470,000 on 7-1-21, collateralized by $21,247,800 U.S. Treasury Notes, 2.375% due 5-15-27 (valued at $22,919,402)	$22,470,000	22,470,000	2.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $22,470,000)		$22,470,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $568,191,942) - 100.4%		$810,384,762	100.4%
Other assets and liabilities, net - (0.4)%		(3,583,698)	(0.4)%
TOTAL NET ASSETS - 100.0%		$806,801,064	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.9%
China - 1.1%
Alibaba Group Holding, Ltd., ADR (A)	17,039	$3,864,104	1.1%
France - 8.7%
Capgemini SE	43,166	8,301,387	2.4%
Cie Generale des Etablissements Michelin SCA	47,524	7,584,593	2.1%
Sanofi	93,084	9,779,625	2.8%
TotalEnergies SE	109,830	4,975,485	1.4%
		30,641,090
Germany - 1.3%
Deutsche Post AG	70,136	4,776,582	1.3%
Ireland - 2.0%
CRH PLC	139,685	7,064,039	2.0%
Japan - 4.1%
FANUC Corp.	19,471	4,669,103	1.3%
Mitsubishi Estate Company, Ltd.	193,469	3,127,151	0.9%
Sumitomo Mitsui Financial Group, Inc.	189,600	6,535,887	1.9%
		14,332,141
Netherlands - 9.7%
Akzo Nobel NV	35,479	4,393,031	1.2%
ING Groep NV	507,728	6,739,745	1.9%
Koninklijke Ahold Delhaize NV	210,966	6,282,462	1.8%
Koninklijke Philips NV	145,391	7,216,347	2.0%
Stellantis NV	496,277	9,763,429	2.8%
		34,395,014
Switzerland - 4.2%
Chubb, Ltd.	32,310	5,135,351	1.5%
Roche Holding AG	25,791	9,719,032	2.7%
		14,854,383
United Kingdom - 8.3%
Associated British Foods PLC	202,791	6,225,037	1.8%
Ferguson PLC	40,872	5,686,402	1.6%
RELX PLC	273,449	7,250,955	2.0%
Tesco PLC	1,672,166	5,165,619	1.5%
Unilever PLC	88,233	5,155,764	1.4%
		29,483,777
United States - 56.5%
Alexion Pharmaceuticals, Inc. (A)	52,923	9,722,484	2.8%
Alphabet, Inc., Class A (A)	7,006	17,107,181	4.8%
Apple, Inc.	84,624	11,590,103	3.3%
Arthur J. Gallagher & Company	48,585	6,805,787	1.9%
AutoZone, Inc. (A)	7,383	11,017,060	3.1%
Bank of America Corp.	230,168	9,489,827	2.7%
Comcast Corp., Class A	157,086	8,957,044	2.5%
Corteva, Inc.	158,161	7,014,440	2.0%
Electronic Arts, Inc.	30,858	4,438,306	1.3%
Facebook, Inc., Class A (A)	37,876	13,169,864	3.7%
Huntington Bancshares, Inc.	392,544	5,601,603	1.6%
Johnson & Johnson	52,520	8,652,145	2.4%
Johnson Controls International PLC	83,282	5,715,644	1.6%
Kimberly-Clark Corp.	34,379	4,599,223	1.3%
Lennar Corp., A Shares	48,715	4,839,835	1.4%
Microsoft Corp.	46,856	12,693,290	3.6%
Northrop Grumman Corp.	24,251	8,813,541	2.5%
Oracle Corp.	77,658	6,044,899	1.7%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
Philip Morris International, Inc.	147,177	$14,586,712	4.1%
Stanley Black & Decker, Inc.	28,666	5,876,243	1.7%
The Home Depot, Inc.	14,216	4,533,340	1.3%
T-Mobile US, Inc. (A)	36,574	5,297,012	1.5%
Waste Management, Inc.	50,517	7,077,937	2.0%
Wells Fargo & Company	133,168	6,031,179	1.7%
		199,674,699
TOTAL COMMON STOCKS (Cost $273,907,703)		$339,085,829
PREFERRED SECURITIES - 2.9%
South Korea - 2.9%
Samsung Electronics Company, Ltd.	159,654	10,449,367	2.9%
TOTAL PREFERRED SECURITIES (Cost $6,281,297)		$10,449,367
Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
Federated Government Obligations Fund, Institutional Class, 0.0100% (B)	4,524,300	$4,524,300	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,524,300)		$4,524,300
Total Investments (Global Equity Trust) (Cost $284,713,300) - 100.1%		$354,059,496	100.1%
Other assets and liabilities, net - (0.1)%		(474,138)	(0.1)%
TOTAL NET ASSETS - 100.0%		$353,585,358	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	8,692,132	USD	10,630,034	GSI	7/21/2021	—	$(319,180)
USD	10,591,719	EUR	8,692,132	RBCD	7/21/2021	$280,865	—
						$280,865	$(319,180)
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.5%
Consumer discretionary - 0.2%		$544,627	0.2%
Consumer staples - 0.0%		32,592	0.0%
Financials - 0.6%		2,114,429	0.6%
Health care - 97.7%
10X Genomics, Inc., Class A (A)	9,307	1,822,497	0.5%
AbbVie, Inc.	51,094	5,755,228	1.7%
Acceleron Pharma, Inc. (A)	26,083	3,273,156	1.0%
Agilent Technologies, Inc.	39,844	5,889,342	1.7%
Alnylam Pharmaceuticals, Inc. (A)	19,267	3,266,142	1.0%
Amgen, Inc.	15,508	3,780,075	1.1%
Anthem, Inc.	14,282	5,452,868	1.6%
Argenx SE, ADR (A)	15,031	4,525,383	1.3%
Ascendis Pharma A/S, ADR (A)	13,323	1,752,641	0.5%
AstraZeneca PLC, ADR	93,760	5,616,224	1.7%
Avantor, Inc. (A)	72,058	2,558,780	0.8%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Becton, Dickinson and Company	17,277	$4,201,594	1.2%
Biogen, Inc. (A)	10,185	3,526,760	1.0%
BioNTech SE, ADR (A)	27,532	6,163,864	1.8%
Bruker Corp.	34,931	2,654,057	0.8%
Centene Corp. (A)	82,925	6,047,720	1.8%
Cigna Corp.	26,466	6,274,295	1.9%
Danaher Corp.	43,522	11,679,564	3.5%
Denali Therapeutics, Inc. (A)	28,647	2,247,071	0.7%
DexCom, Inc. (A)	5,303	2,264,381	0.7%
Doximity, Inc., Class A (A)	10,171	591,952	0.2%
Doximity, Inc., Class B (A)(B)	63,222	3,412,807	1.0%
Eli Lilly & Company	51,965	11,927,007	3.5%
Exact Sciences Corp. (A)	27,175	3,378,124	1.0%
Exelixis, Inc. (A)	102,725	1,871,650	0.6%
HCA Healthcare, Inc.	20,376	4,212,534	1.2%
Hologic, Inc. (A)	47,489	3,168,466	0.9%
Humana, Inc.	14,022	6,207,820	1.8%
Incyte Corp. (A)	45,661	3,841,460	1.1%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Intuitive Surgical, Inc. (A)	13,392	$12,315,819	3.6%
Kodiak Sciences, Inc. (A)	21,111	1,963,323	0.6%
Merck & Company, Inc.	62,313	4,846,082	1.4%
Mirati Therapeutics, Inc. (A)	11,094	1,792,014	0.5%
Moderna, Inc. (A)	24,256	5,699,675	1.7%
Molina Healthcare, Inc. (A)	11,839	2,995,977	0.9%
Novocure, Ltd. (A)	11,724	2,600,618	0.8%
Pacific Biosciences of California, Inc. (A)	51,594	1,804,242	0.5%
Penumbra, Inc. (A)	10,493	2,875,712	0.9%
Regeneron Pharmaceuticals, Inc. (A)	8,356	4,667,160	1.4%
Roche Holding AG	8,260	3,112,681	0.9%
Seagen, Inc. (A)	17,739	2,800,633	0.8%
Shockwave Medical, Inc. (A)	15,493	2,939,487	0.9%
Stryker Corp.	30,619	7,952,673	2.3%
Teleflex, Inc.	6,780	2,724,136	0.8%
Thermo Fisher Scientific, Inc.	25,077	12,650,594	3.7%
Ultragenyx Pharmaceutical, Inc. (A)	26,048	2,483,677	0.7%
UnitedHealth Group, Inc.	51,699	20,702,343	6.1%
Veeva Systems, Inc., Class A (A)	10,139	3,152,722	0.9%
Vertex Pharmaceuticals, Inc. (A)	38,112	7,684,523	2.3%
West Pharmaceutical Services, Inc.	10,799	3,877,921	1.1%
OTHER SECURITIES		91,770,079	27.3%
		330,775,553
TOTAL COMMON STOCKS (Cost $206,796,964)		$333,467,201
PREFERRED SECURITIES - 0.8%
Consumer discretionary - 0.2%		814,367	0.2%
Health care - 0.6%
Sartorius AG	3,704	1,927,961	0.6%
TOTAL PREFERRED SECURITIES (Cost $933,774)		$2,742,328
WARRANTS - 0.0%		53,446	0.0%
TOTAL WARRANTS (Cost $7,214)		$53,446
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%		2,310,929	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,310,929)		$2,310,929
Total Investments (Health Sciences Trust) (Cost $210,048,881) - 100.0%		$338,573,904	100.0%
Other assets and liabilities, net - 0.0%		162,546	0.0%
TOTAL NET ASSETS - 100.0%		$338,736,450	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
International Equity Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.3%
Argentina - 0.0%		$29,484	0.0%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Australia - 4.5%
BHP Group, Ltd.	97,792	$3,557,709	0.4%
Commonwealth Bank of Australia	58,894	4,410,146	0.5%
CSL, Ltd.	15,105	3,230,490	0.4%
OTHER SECURITIES		31,437,767	3.2%
		42,636,112
Austria - 0.1%		1,235,558	0.1%
Belgium - 0.6%		5,167,275	0.6%
Brazil - 1.1%
Vale SA	130,797	2,978,158	0.3%
OTHER SECURITIES		7,717,390	0.8%
		10,695,548
Canada - 7.0%
Enbridge, Inc.	68,500	2,742,542	0.3%
Manulife Financial Corp. (A)	66,100	1,301,097	0.2%
Royal Bank of Canada	47,300	4,792,197	0.5%
Shopify, Inc., Class A (B)	3,700	5,411,116	0.6%
The Bank of Nova Scotia	40,200	2,614,492	0.3%
The Toronto-Dominion Bank	60,272	4,223,805	0.5%
OTHER SECURITIES		44,365,209	4.6%
		65,450,458
Chile - 0.1%		866,551	0.1%
China - 10.2%
Alibaba Group Holding, Ltd., ADR (B)	63,000	14,287,140	1.5%
China Construction Bank Corp., Class A	15,400	15,849	0.0%
China Construction Bank Corp., H Shares	3,209,914	2,518,831	0.3%
Meituan, Class B (B)(C)	120,300	4,962,515	0.6%
Tencent Holdings, Ltd.	191,200	14,395,928	1.6%
OTHER SECURITIES		59,959,287	6.2%
		96,139,550
Colombia - 0.0%		249,684	0.0%
Czech Republic - 0.0%		323,205	0.0%
Denmark - 1.6%
Novo Nordisk A/S, B Shares	58,071	4,861,045	0.5%
OTHER SECURITIES		10,179,387	1.1%
		15,040,432
Egypt - 0.0%		172,646	0.0%
Finland - 0.8%		7,542,565	0.8%
France - 6.9%
Air Liquide SA	15,910	2,789,813	0.3%
Airbus SE (B)	19,831	2,555,275	0.3%
L'Oreal SA	8,487	3,790,234	0.4%
LVMH Moet Hennessy Louis Vuitton SE	9,362	7,364,666	0.8%
Sanofi	38,211	4,014,538	0.4%
Schneider Electric SE	17,545	2,765,867	0.3%
Schneider Electric SE (Euronext London Exchange)	623	98,041	0.0%
TotalEnergies SE	85,421	3,869,716	0.4%
OTHER SECURITIES		37,603,711	4.0%
		64,851,861
Germany - 5.4%
Allianz SE	13,687	3,415,678	0.4%
Daimler AG	28,412	2,538,852	0.3%
SAP SE	35,216	4,946,420	0.5%
Siemens AG	25,395	4,032,178	0.4%

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Germany (continued)
OTHER SECURITIES		$35,502,879	3.8%
		50,436,007
Greece - 0.1%		467,992	0.1%
Hong Kong - 2.6%
AIA Group, Ltd.	404,000	5,011,854	0.6%
OTHER SECURITIES		19,440,480	2.0%
		24,452,334
Hungary - 0.1%		615,167	0.1%
India - 2.9%
Infosys, Ltd., ADR	133,708	2,833,273	0.3%
Reliance Industries, Ltd.	7,646	217,564	0.0%
Reliance Industries, Ltd., GDR (C)	44,280	2,504,967	0.3%
OTHER SECURITIES		21,647,714	2.3%
		27,203,518
Indonesia - 0.3%		3,029,179	0.3%
Ireland - 0.7%		6,141,934	0.7%
Isle of Man - 0.1%		469,450	0.1%
Israel - 0.4%		3,613,956	0.4%
Italy - 1.3%
Enel SpA	277,869	2,582,196	0.3%
OTHER SECURITIES		9,544,476	1.0%
		12,126,672
Japan - 14.3%
Keyence Corp.	6,396	3,221,175	0.4%
SoftBank Group Corp.	41,400	2,887,311	0.3%
Sony Group Corp.	42,500	4,121,109	0.5%
Toyota Motor Corp.	71,480	6,248,360	0.7%
OTHER SECURITIES		117,732,116	12.4%
		134,210,071
Jordan - 0.0%		194,218	0.0%
Luxembourg - 0.2%		1,813,979	0.2%
Macau - 0.0%		438,384	0.0%
Malaysia - 0.4%		3,609,058	0.4%
Mexico - 0.5%		4,773,368	0.5%
Netherlands - 3.5%
ASML Holding NV	13,926	9,613,363	1.0%
Royal Dutch Shell PLC, A Shares	138,310	2,772,818	0.3%
Royal Dutch Shell PLC, B Shares	124,526	2,417,395	0.3%
OTHER SECURITIES		17,802,751	1.9%
		32,606,327
New Zealand - 0.2%		1,801,378	0.2%
Norway - 0.4%		3,907,913	0.4%
Peru - 0.1%		552,617	0.1%
Philippines - 0.2%		1,780,398	0.2%
Poland - 0.2%		2,208,918	0.2%
Portugal - 0.1%		824,051	0.1%
Romania - 0.0%		106,424	0.0%
Russia - 0.9%		8,627,078	0.9%
Saudi Arabia - 0.8%		7,883,363	0.8%
Singapore - 0.7%		6,430,049	0.7%
South Africa - 1.1%
Naspers, Ltd., N Shares	14,633	3,085,324	0.3%
OTHER SECURITIES		6,760,061	0.8%
		9,845,385
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Korea - 3.6%
Samsung Electronics Company, Ltd.	158,644	$11,356,714	1.2%
OTHER SECURITIES		22,399,678	2.4%
		33,756,392
Spain - 1.5%		14,537,348	1.5%
Sweden - 2.2%		20,518,477	2.2%
Switzerland - 6.3%
Nestle SA	95,776	11,938,199	1.3%
Novartis AG	74,879	6,830,955	0.7%
Roche Holding AG	23,693	8,928,426	1.0%
Roche Holding AG, Bearer Shares	1,064	432,729	0.1%
OTHER SECURITIES		31,061,301	3.2%
		59,191,610
Taiwan - 4.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	813,227	17,515,289	1.9%
OTHER SECURITIES		20,427,593	2.1%
		37,942,882
Thailand - 0.4%		4,196,116	0.4%
Turkey - 0.1%		722,292	0.1%
United Arab Emirates - 0.0%		1,685	0.0%
United Kingdom - 7.7%
AstraZeneca PLC	44,092	5,297,392	0.6%
BP PLC	683,369	2,996,839	0.3%
British American Tobacco PLC	72,353	2,809,144	0.3%
Diageo PLC	78,828	3,778,105	0.4%
GlaxoSmithKline PLC	169,205	3,326,413	0.4%
HSBC Holdings PLC	686,857	3,964,196	0.4%
Rio Tinto PLC	37,839	3,125,025	0.3%
Unilever PLC	37,651	2,200,080	0.2%
Unilever PLC (Euronext Amsterdam Exchange)	49,466	2,899,146	0.3%
OTHER SECURITIES		42,249,078	4.5%
		72,645,418
United States - 0.1%		473,306	0.1%
Uruguay - 0.0%		263,016	0.0%
TOTAL COMMON STOCKS (Cost $594,987,579)		$904,818,659
PREFERRED SECURITIES - 1.0%
Brazil - 0.4%		3,624,589	0.4%
Germany - 0.4%		3,775,183	0.4%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	27,037	1,769,574	0.2%
OTHER SECURITIES		282,312	0.0%
		2,051,886
TOTAL PREFERRED SECURITIES (Cost $6,919,013)		$9,451,658
CORPORATE BONDS - 0.0%
India - 0.0%		1,428	0.0%
TOTAL CORPORATE BONDS (Cost $1,439)		$1,428
RIGHTS - 0.0%		14,843	0.0%
TOTAL RIGHTS (Cost $16,086)		$14,843
WARRANTS - 0.0%		1,281	0.0%
TOTAL WARRANTS (Cost $0)		$1,281

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (D)	12,319,307	$12,319,307	1.3%
John Hancock Collateral Trust, 0.0324% (D)(E)	737,106	7,374,447	0.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $19,693,909)		$19,693,754
Total Investments (International Equity Index Trust) (Cost $621,618,026) - 99.4%		$933,981,623	99.4%
Other assets and liabilities, net - 0.6%		6,087,993	0.6%
TOTAL NET ASSETS - 100.0%		$940,069,616	100.0%
International Equity Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	17	Long	Sep 2021	$2,008,004	$1,958,655	$(49,349)
Mini MSCI Emerging Markets Index Futures	350	Long	Sep 2021	23,989,098	23,884,000	(105,098)
						$(154,447)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.4%
Australia - 6.6%
OZ Minerals, Ltd.	18,111	$304,481	0.3%
OTHER SECURITIES		8,243,900	6.3%
		8,548,381
Austria - 1.6%
ams AG (A)	10,399	208,909	0.2%
Wienerberger AG	5,497	211,888	0.2%
OTHER SECURITIES		1,668,692	1.2%
		2,089,489
Belgium - 1.5%		1,878,936	1.5%
Bermuda - 0.1%		95,981	0.1%
Cambodia - 0.0%		38,576	0.0%
Canada - 10.5%
ARC Resources, Ltd.	28,718	244,413	0.2%
BlackBerry, Ltd. (A)	6,480	79,197	0.1%
BlackBerry, Ltd. (New York Stock Exchange) (A)	14,111	172,436	0.1%
Finning International, Inc.	8,181	214,161	0.2%
Stantec, Inc.	5,278	235,500	0.2%
TFI International, Inc.	2,725	248,780	0.2%
OTHER SECURITIES		12,351,586	9.5%
		13,546,073
China - 0.1%		82,511	0.1%
Denmark - 2.1%
Royal Unibrew A/S	2,377	302,884	0.2%
SimCorp A/S	1,846	231,862	0.2%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Denmark (continued)
OTHER SECURITIES		$2,161,407	1.7%
		2,696,153
Finland - 2.4%
Huhtamaki OYJ	4,496	213,254	0.2%
Nokian Renkaat OYJ	5,747	232,166	0.2%
Orion OYJ, Class A	982	42,151	0.0%
Orion OYJ, Class B	4,360	187,455	0.2%
Valmet OYJ	6,269	273,762	0.2%
OTHER SECURITIES		2,169,914	1.6%
		3,118,702
France - 4.2%
Faurecia SE	4,730	232,528	0.2%
Rexel SA (A)	15,736	329,482	0.3%
SCOR SE (B)	6,780	215,842	0.2%
SOITEC (A)	1,176	259,687	0.2%
OTHER SECURITIES		4,321,309	3.3%
		5,358,848
Gabon - 0.0%		3,382	0.0%
Georgia - 0.0%		61,571	0.0%
Germany - 6.2%
Commerzbank AG (A)	30,403	215,912	0.2%
GEA Group AG	7,088	287,206	0.2%
LANXESS AG	4,346	298,261	0.2%
ProSiebenSat.1 Media SE	10,428	207,928	0.2%
Rheinmetall AG	2,219	219,266	0.2%
TAG Immobilien AG	7,456	236,329	0.2%

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Germany (continued)
OTHER SECURITIES		$6,596,342	5.0%
		8,061,244
Gibraltar - 0.1%		84,282	0.1%
Greece - 0.0%		72	0.0%
Guernsey, Channel Islands - 0.0%		2,097	0.0%
Hong Kong - 2.5%
SITC International Holdings Company, Ltd.	51,000	213,126	0.2%
OTHER SECURITIES		3,029,669	2.3%
		3,242,795
Ireland - 0.8%		996,317	0.8%
Isle of Man - 0.1%		123,308	0.1%
Israel - 1.5%		1,922,097	1.5%
Italy - 3.2%
Banco BPM SpA	92,714	298,829	0.2%
OTHER SECURITIES		3,851,157	3.0%
		4,149,986
Japan - 22.1%		28,487,782	22.1%
Jersey, Channel Islands - 0.2%		195,963	0.2%
Liechtenstein - 0.0%		64,058	0.0%
Luxembourg - 0.6%		745,518	0.6%
Macau - 0.0%		19,545	0.0%
Malaysia - 0.2%		197,698	0.2%
Malta - 0.1%		185,709	0.1%
Netherlands - 2.8%
Aalberts NV	4,827	259,980	0.2%
ASR Nederland NV	6,907	267,449	0.2%
BE Semiconductor Industries NV	3,676	313,260	0.3%
Euronext NV (C)	2,271	247,058	0.2%
IMCD NV	2,557	407,419	0.3%
Signify NV (C)	5,815	369,123	0.3%
OTHER SECURITIES		1,711,718	1.3%
		3,576,007
New Zealand - 0.6%		743,603	0.6%
Norway - 0.8%		1,072,502	0.8%
Peru - 0.0%		35,121	0.0%
Portugal - 0.3%		336,002	0.3%
Russia - 0.0%		51,214	0.0%
Singapore - 1.3%		1,630,735	1.3%
South Africa - 0.1%		170,853	0.1%
Spain - 2.0%		2,571,715	2.0%
Sweden - 3.6%		4,678,666	3.6%
Switzerland - 6.4%
Belimo Holding AG	500	228,983	0.2%
Bucher Industries AG	428	224,121	0.2%
Georg Fischer AG	202	299,972	0.2%
PSP Swiss Property AG	2,294	291,290	0.2%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Switzerland (continued)
Siegfried Holding AG (A)	220	$206,459	0.2%
Swiss Prime Site AG	2,097	208,121	0.2%
VAT Group AG (C)	1,510	502,164	0.4%
OTHER SECURITIES		6,251,314	4.8%
		8,212,424
Taiwan - 0.0%		0	0.0%
United Arab Emirates - 0.0%		27,195	0.0%
United Kingdom - 13.2%
Bellway PLC	5,109	228,889	0.2%
Dialog Semiconductor PLC (A)	4,280	332,886	0.3%
Diploma PLC	5,901	237,387	0.2%
Games Workshop Group PLC	1,599	252,167	0.2%
IG Group Holdings PLC	18,323	214,714	0.2%
IMI PLC	13,430	319,629	0.3%
Inchcape PLC	19,909	211,882	0.2%
Royal Mail PLC (A)	44,161	353,104	0.3%
Spectris PLC	5,368	240,765	0.2%
Tate & Lyle PLC	23,148	236,755	0.2%
Travis Perkins PLC (A)	11,685	273,397	0.2%
OTHER SECURITIES		14,138,177	10.7%
		17,039,752
United States - 0.6%		770,989	0.6%
TOTAL COMMON STOCKS (Cost $114,421,777)		$126,913,852
PREFERRED SECURITIES - 0.3%
Germany - 0.3%		418,380	0.3%
TOTAL PREFERRED SECURITIES (Cost $290,628)		$418,380
RIGHTS - 0.0%		433	0.0%
TOTAL RIGHTS (Cost $0)		$433
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.0324% (D)(E)	197,422	1,975,132	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,975,197)		$1,975,132
Total Investments (International Small Company Trust) (Cost $116,687,602) - 100.3%		$129,307,797	100.3%
Other assets and liabilities, net - (0.3)%		(329,385)	(0.3)%
TOTAL NET ASSETS - 100.0%		$128,978,412	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Sep 2021	$826,892	$806,505	$(20,387)
						$(20,387)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,293,976	$600,731,941	50.0%
Fixed income - 50.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,563,537	600,177,477	50.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,015,316,897)		$1,200,909,418
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,015,316,897) - 100.0%		$1,200,909,418	100.0%
Other assets and liabilities, net - (0.0)%		(72,108)	(0.0)%
TOTAL NET ASSETS - 100.0%		$1,200,837,310	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,976,707	$46,946,802	20.0%
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,014,924	187,935,500	80.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $216,921,550)		$234,882,302
Total Investments (Lifestyle Conservative Portfolio) (Cost $216,921,550) - 100.0%		$234,882,302	100.0%
Other assets and liabilities, net - (0.0)%		(37,883)	(0.0)%
TOTAL NET ASSETS - 100.0%		$234,844,419	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	189,836,764	$4,508,623,135	70.0%
Fixed income - 30.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	133,813,508	1,932,267,058	30.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,133,729,602)		$6,440,890,193
Total Investments (Lifestyle Growth Portfolio) (Cost $5,133,729,602) - 100.0%		$6,440,890,193	100.0%
Other assets and liabilities, net - (0.0)%		(273,947)	(0.0)%
TOTAL NET ASSETS - 100.0%		$6,440,616,246	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,138,183	$145,781,842	39.9%
Fixed income - 60.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	15,192,726	219,382,960	60.1%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $319,477,076)		$365,164,802
Total Investments (Lifestyle Moderate Portfolio) (Cost $319,477,076) - 100.0%		$365,164,802	100.0%
Other assets and liabilities, net - (0.0)%		(42,556)	(0.0)%
TOTAL NET ASSETS - 100.0%		$365,122,246	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.1%
Communication services - 1.7%
Cable One, Inc.	3,214	$6,147,771	0.4%
OTHER SECURITIES		18,817,205	1.3%
		24,964,976
Consumer discretionary - 14.0%
Deckers Outdoor Corp. (A)	16,459	6,321,408	0.4%
Five Below, Inc. (A)	33,134	6,403,808	0.4%
Lear Corp.	32,384	5,676,268	0.4%
Lithia Motors, Inc.	17,609	6,051,157	0.4%
RH (A)	9,956	6,760,124	0.5%
Williams-Sonoma, Inc.	45,088	7,198,299	0.5%
OTHER SECURITIES		166,779,985	11.4%
		205,191,049
Consumer staples - 3.3%
Darling Ingredients, Inc. (A)	96,558	6,517,665	0.4%
The Boston Beer Company, Inc., Class A (A)	5,504	5,618,483	0.4%
OTHER SECURITIES		35,432,771	2.5%
		47,568,919
Energy - 2.0%
Targa Resources Corp.	135,308	6,014,441	0.4%
OTHER SECURITIES		22,612,158	1.6%
		28,626,599
Financials - 14.3%
Brown & Brown, Inc.	138,432	7,356,276	0.5%
East West Bancorp, Inc.	83,949	6,018,304	0.4%
FactSet Research Systems, Inc.	22,399	7,517,328	0.5%
First Horizon Corp.	326,872	5,648,348	0.4%
Signature Bank	34,100	8,376,665	0.6%
OTHER SECURITIES		174,926,908	11.9%
		209,843,829
Health care - 10.0%
Bio-Techne Corp.	23,015	10,362,745	0.7%
Jazz Pharmaceuticals PLC (A)	35,563	6,317,411	0.4%
Masimo Corp. (A)	29,943	7,259,680	0.5%
Molina Healthcare, Inc. (A)	34,559	8,745,501	0.6%
Repligen Corp. (A)	30,216	6,031,718	0.4%
OTHER SECURITIES		108,661,974	7.4%
		147,379,029
Industrials - 17.0%
Axon Enterprise, Inc. (A)	38,277	6,767,374	0.5%
Carlisle Companies, Inc.	30,885	5,910,771	0.4%
Graco, Inc.	100,264	7,589,985	0.5%
Hubbell, Inc.	32,142	6,005,411	0.4%
Lennox International, Inc.	20,343	7,136,324	0.5%
Nordson Corp.	31,979	7,019,710	0.5%
Owens Corning	61,816	6,051,786	0.4%
The Middleby Corp. (A)	32,921	5,703,892	0.4%
The Toro Company	63,355	6,961,447	0.5%
Trex Company, Inc. (A)	68,266	6,977,468	0.5%
XPO Logistics, Inc. (A)	60,156	8,415,223	0.6%
OTHER SECURITIES		175,637,651	11.8%
		250,177,042
Information technology - 13.6%
Ceridian HCM Holding, Inc. (A)	77,715	7,454,423	0.5%
Cognex Corp.	104,509	8,783,981	0.6%
Cree, Inc. (A)	68,331	6,691,655	0.5%
Fair Isaac Corp. (A)	17,029	8,560,138	0.6%
MKS Instruments, Inc.	32,758	5,829,286	0.4%
SolarEdge Technologies, Inc. (A)	30,757	8,500,312	0.6%
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Universal Display Corp.	25,385	$5,643,847	0.4%
OTHER SECURITIES		148,804,606	10.0%
		200,268,248
Materials - 6.0%
Cleveland-Cliffs, Inc. (A)(B)	271,883	5,861,797	0.4%
Reliance Steel & Aluminum Company	37,700	5,688,930	0.4%
RPM International, Inc.	76,639	6,796,347	0.5%
Steel Dynamics, Inc.	118,741	7,076,964	0.5%
OTHER SECURITIES		62,334,792	4.2%
		87,758,830
Real estate - 9.1%
Camden Property Trust	57,805	7,668,989	0.5%
Jones Lang LaSalle, Inc. (A)	30,361	5,934,361	0.4%
Medical Properties Trust, Inc.	348,072	6,996,247	0.5%
OTHER SECURITIES		113,466,360	7.7%
		134,065,957
Utilities - 3.1%
Essential Utilities, Inc.	132,279	6,045,150	0.4%
UGI Corp.	123,501	5,719,331	0.4%
OTHER SECURITIES		34,141,756	2.3%
		45,906,237
TOTAL COMMON STOCKS (Cost $993,572,945)		$1,381,750,715
SHORT-TERM INVESTMENTS - 5.6%
U.S. Government - 1.6%
U.S. Cash Management Bill, 0.013%, 09/21/2021 *	$23,000,000	22,997,485	1.6%
U.S. Government Agency - 3.2%
Federal Home Loan Bank Discount Note, 0.003%, 07/06/2021 *	47,000,000	46,999,804	3.2%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.0324% (C)(D)	609,581	6,098,615	0.4%
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $6,487,000 on 7-1-21, collateralized by $6,837,000 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $6,616,800)	$6,487,000	6,487,000	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $82,584,920)		$82,582,904
Total Investments (Mid Cap Index Trust) (Cost $1,076,157,865) - 99.7%		$1,464,333,619	99.7%
Other assets and liabilities, net - 0.3%		4,451,737	0.3%
TOTAL NET ASSETS - 100.0%		$1,468,785,356	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	306	Long	Sep 2021	$83,364,510	$82,387,440	$(977,070)
						$(977,070)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.8%
Communication services - 8.6%
IronSource, Ltd., Class A (A)	664,068	$6,972,714	0.7%
Match Group, Inc. (A)	159,716	25,754,205	2.7%
Snap, Inc., Class A (A)	303,235	20,662,433	2.1%
Spotify Technology SA (A)	109,007	30,041,239	3.1%
		83,430,591
Consumer discretionary - 32.1%
2U, Inc. (A)	284,284	11,846,114	1.2%
Chegg, Inc. (A)	284,018	23,604,736	2.4%
Chipotle Mexican Grill, Inc. (A)	20,372	31,583,526	3.2%
Coupang, Inc., A Shares (A)(B)	707,162	28,723,276	2.9%
DraftKings, Inc., Class A (A)	477,352	24,903,454	2.6%
Five Below, Inc. (A)	114,872	22,201,311	2.3%
Floor & Decor Holdings, Inc., Class A (A)	209,674	22,162,542	2.3%
Lennar Corp., A Shares	184,111	18,291,428	1.9%
Lululemon Athletica, Inc. (A)	112,872	41,194,892	4.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	275,775	23,200,951	2.4%
Penn National Gaming, Inc. (A)	117,824	9,012,358	0.9%
Planet Fitness, Inc., Class A (A)	152,165	11,450,416	1.2%
Polaris, Inc.	104,151	14,264,521	1.5%
Ross Stores, Inc.	111,238	13,793,512	1.4%
Thor Industries, Inc.	142,691	16,124,083	1.7%
		312,357,120
Consumer staples - 2.5%
The Boston Beer Company, Inc., Class A (A)	21,298	21,740,998	2.2%
OTHER SECURITIES		2,452,671	0.3%
		24,193,669
Financials - 4.4%
Ares Management Corp., Class A	195,040	12,402,594	1.3%
Tradeweb Markets, Inc., Class A	246,674	20,858,753	2.1%
OTHER SECURITIES		10,060,698	1.0%
		43,322,045
Health care - 20.9%
ABIOMED, Inc. (A)	60,362	18,839,584	1.9%
Agilent Technologies, Inc.	82,792	12,237,486	1.3%
Align Technology, Inc. (A)	67,017	40,947,387	4.2%
DexCom, Inc. (A)	65,236	27,855,772	2.9%
Elanco Animal Health, Inc. (A)	280,582	9,733,390	1.0%
Exact Sciences Corp. (A)	105,833	13,156,100	1.3%
GoodRx Holdings, Inc., Class A (A)(C)	448,955	16,166,870	1.7%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Insulet Corp. (A)	53,282	$14,626,442	1.5%
Kodiak Sciences, Inc. (A)	70,109	6,520,137	0.7%
Multiplan Corp. (A)(C)	1,331,324	12,674,204	1.3%
Oak Street Health, Inc. (A)	300,561	17,603,858	1.8%
OTHER SECURITIES		13,009,881	1.3%
		203,371,111
Industrials - 7.7%
Copart, Inc. (A)	116,049	15,298,740	1.6%
CoStar Group, Inc. (A)	350,810	29,054,084	3.0%
Leidos Holdings, Inc.	174,951	17,687,546	1.8%
The Middleby Corp. (A)	76,893	13,322,481	1.3%
		75,362,851
Information technology - 21.6%
Arista Networks, Inc. (A)	42,034	15,229,339	1.6%
Fair Isaac Corp. (A)	52,302	26,291,169	2.7%
Guidewire Software, Inc. (A)	171,064	19,282,334	2.0%
Marvell Technology, Inc.	248,473	14,493,430	1.5%
MKS Instruments, Inc.	62,549	11,130,595	1.1%
MongoDB, Inc. (A)	46,006	16,632,089	1.7%
Paycom Software, Inc. (A)	60,925	22,144,410	2.3%
RingCentral, Inc., Class A (A)	84,074	24,430,223	2.5%
SolarEdge Technologies, Inc. (A)	47,450	13,113,757	1.4%
Universal Display Corp.	57,828	12,856,899	1.3%
Varonis Systems, Inc. (A)	271,007	15,615,423	1.6%
Workday, Inc., Class A (A)	74,970	17,898,338	1.8%
OTHER SECURITIES		965,640	0.1%
		210,083,646
TOTAL COMMON STOCKS (Cost $700,640,209)		$952,121,033
PREFERRED SECURITIES - 0.8%
Consumer discretionary - 0.0%		48,431	0.0%
Information technology - 0.7%		6,839,067	0.7%
Real estate - 0.1%		1,072,477	0.1%
TOTAL PREFERRED SECURITIES (Cost $7,951,358)		$7,959,975
SHORT-TERM INVESTMENTS - 4.5%
Short-term funds - 3.1%
John Hancock Collateral Trust, 0.0324% (D)(E)	2,996,018	29,973,961	3.1%

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 1.4%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $13,800,019 on 7-1-21, collateralized by $13,567,217 Federal National Mortgage Association, 2.500% due 12-1-50 (valued at $14,076,000)	$13,800,000	$13,800,000	1.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $43,774,462)	$43,773,961
	Total Investments (Mid Cap Stock Trust) (Cost $752,366,029) - 103.1%	$1,003,854,969	103.1%
	Other assets and liabilities, net - (3.1)%	(30,378,760)	(3.1)%
	TOTAL NET ASSETS - 100.0%	$973,476,209	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 92.5%
Communication services - 4.7%
News Corp., Class A	562,162	$14,486,915	2.2%
OTHER SECURITIES		17,306,001	2.5%
		31,792,916
Consumer discretionary - 2.7%
Ralph Lauren Corp.	53,041	6,248,760	0.9%
OTHER SECURITIES		11,696,032	1.8%
		17,944,792
Consumer staples - 8.4%
Bunge, Ltd.	160,551	12,547,061	1.9%
Campbell Soup Company	141,276	6,440,773	1.0%
Flowers Foods, Inc.	563,284	13,631,473	2.0%
Sysco Corp.	122,711	9,540,780	1.4%
The Kraft Heinz Company	147,059	5,997,066	0.9%
OTHER SECURITIES		7,925,557	1.2%
		56,082,710
Energy - 12.5%
Cameco Corp.	557,369	10,690,337	1.6%
Canadian Natural Resources, Ltd.	241,590	8,764,885	1.3%
EQT Corp. (A)	783,636	17,443,737	2.6%
Imperial Oil, Ltd.	528,268	16,059,347	2.4%
TechnipFMC PLC (A)	902,858	8,170,865	1.2%
OTHER SECURITIES		22,772,301	3.4%
		83,901,472
Financials - 16.2%
Brighthouse Financial, Inc. (A)	128,985	5,873,977	0.9%
Brown & Brown, Inc.	145,130	7,712,208	1.1%
CNA Financial Corp.	159,545	7,257,702	1.1%
Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Fifth Third Bancorp	344,783	$13,181,054	2.0%
Groupe Bruxelles Lambert SA	62,496	6,997,757	1.0%
Lazard, Ltd., Class A	109,351	4,948,133	0.7%
Loews Corp.	240,193	13,126,547	2.0%
Northern Trust Corp.	79,862	9,233,644	1.4%
RenaissanceRe Holdings, Ltd.	34,049	5,067,172	0.8%
State Street Corp.	147,600	12,144,528	1.8%
Westamerica Bancorporation	96,310	5,588,869	0.8%
OTHER SECURITIES		17,312,637	2.6%
		108,444,228
Health care - 16.5%
Alkermes PLC (A)	200,806	4,923,763	0.7%
Baxter International, Inc.	127,028	10,225,754	1.5%
Cardinal Health, Inc.	286,942	16,381,519	2.4%
Dentsply Sirona, Inc.	154,242	9,757,349	1.5%
Patterson Companies, Inc.	329,430	10,011,378	1.5%
Perrigo Company PLC	165,346	7,581,114	1.1%
Select Medical Holdings Corp.	369,994	15,635,946	2.3%
Zimmer Biomet Holdings, Inc.	56,240	9,044,517	1.4%
OTHER SECURITIES		27,232,579	4.1%
		110,793,919
Industrials - 6.6%
CH Robinson Worldwide, Inc.	61,541	5,764,545	0.9%
PACCAR, Inc.	94,338	8,419,667	1.3%
Textron, Inc.	206,847	14,224,868	2.1%
OTHER SECURITIES		15,992,766	2.3%
		44,401,846
Information technology - 2.4%
Applied Materials, Inc.	54,323	7,735,595	1.2%
National Instruments Corp.	132,985	5,622,606	0.8%
OTHER SECURITIES		2,641,853	0.4%
		16,000,054
Materials - 9.5%
Corteva, Inc.	192,053	8,517,551	1.3%
Franco-Nevada Corp.	92,836	13,472,304	2.0%
Freeport-McMoRan, Inc.	205,261	7,617,236	1.1%
Fresnillo PLC	463,435	4,955,411	0.7%
Summit Materials, Inc., Class A (A)	218,008	7,597,579	1.1%
OTHER SECURITIES		21,370,857	3.3%
		63,530,938
Real estate - 6.1%
Rayonier, Inc.	284,394	10,218,276	1.5%
Regency Centers Corp.	99,981	6,405,783	1.0%
Weyerhaeuser Company	296,059	10,190,351	1.5%
OTHER SECURITIES		14,479,780	2.1%
		41,294,190
Utilities - 6.9%
CenterPoint Energy, Inc.	218,405	5,355,291	0.8%
FirstEnergy Corp.	398,318	14,821,413	2.2%
National Fuel Gas Company	97,316	5,084,761	0.7%
PG&E Corp. (A)	1,011,699	10,288,979	1.5%
Vistra Corp.	426,620	7,913,801	1.2%
OTHER SECURITIES		3,191,540	0.5%
		46,655,785
TOTAL COMMON STOCKS (Cost $464,575,186)		$620,842,850
PREFERRED SECURITIES - 0.1%
Consumer staples - 0.1%
Bunge, Ltd., 4.875%	8,102	941,695	0.1%
TOTAL PREFERRED SECURITIES (Cost $917,915)		$941,695

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 0.2%
Energy - 0.2%		$1,484,080	0.2%
TOTAL CORPORATE BONDS (Cost $1,078,583)		$1,484,080
TERM LOANS (B) - 0.0%
Energy - 0.0%		88,000	0.0%
TOTAL TERM LOANS (Cost $63,800)		$88,000
SHORT-TERM INVESTMENTS - 7.4%
Short-term funds - 7.4%
John Hancock Collateral Trust, 0.0324% (C)(D)	282,737	2,828,667	0.4%
T. Rowe Price Government Reserve Fund, 0.0295% (C)	44,548,983	44,548,983	6.7%
OTHER SECURITIES		2,014,063	0.3%
		49,391,713
TOTAL SHORT-TERM INVESTMENTS (Cost $49,391,727)		$49,391,713
Total Investments (Mid Value Trust) (Cost $516,027,211) - 100.2%		$672,748,338	100.2%
Other assets and liabilities, net - (0.2)%		(1,438,238)	(0.2)%
TOTAL NET ASSETS - 100.0%		$671,310,100	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.5%
Consumer discretionary - 2.7%
Caesars Entertainment, Inc. (A)	45,675	$4,738,781	1.3%
Playa Hotels & Resorts NV (A)	723,783	5,377,708	1.4%
		10,116,489
Health care - 2.3%
Brookdale Senior Living, Inc. (A)	491,232	3,880,733	1.1%
HCA Healthcare, Inc.	22,330	4,616,504	1.2%
		8,497,237
Real estate - 94.5%
Acadia Realty Trust	250,706	5,505,504	1.5%
Alexandria Real Estate Equities, Inc.	19,199	3,493,066	0.9%
American Homes 4 Rent, Class A	154,847	6,015,806	1.6%
American Tower Corp.	56,280	15,203,479	4.1%
AvalonBay Communities, Inc.	74,867	15,623,994	4.2%
Brixmor Property Group, Inc.	657,381	15,047,451	4.0%
Camden Property Trust	87,101	11,555,690	3.1%
Colliers International Group, Inc. (New York Stock Exchange)	55,860	6,255,203	1.7%
Crown Castle International Corp.	51,095	9,968,635	2.7%
Douglas Emmett, Inc.	196,504	6,606,464	1.8%
Equinix, Inc.	20,915	16,786,379	4.5%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Extra Space Storage, Inc.	126,812	$20,774,342	5.6%
First Industrial Realty Trust, Inc.	95,022	4,962,999	1.3%
Healthpeak Properties, Inc.	299,480	9,969,689	2.7%
Independence Realty Trust, Inc.	452,122	8,242,184	2.2%
Innovative Industrial Properties, Inc.	20,666	3,947,619	1.1%
Invitation Homes, Inc.	296,241	11,046,827	3.0%
Jones Lang LaSalle, Inc. (A)	30,869	6,033,655	1.6%
Kilroy Realty Corp.	89,740	6,249,494	1.7%
Life Storage, Inc.	111,921	12,014,719	3.2%
Pebblebrook Hotel Trust	240,171	5,656,027	1.5%
PotlatchDeltic Corp.	74,785	3,974,823	1.1%
Prologis, Inc.	291,673	34,863,674	9.4%
Public Storage	19,255	5,789,786	1.5%
Retail Opportunity Investments Corp.	396,734	7,006,322	1.9%
Rexford Industrial Realty, Inc.	185,166	10,545,204	2.8%
Ryman Hospitality Properties, Inc. (A)	70,723	5,584,288	1.5%
Simon Property Group, Inc.	86,725	11,315,878	3.0%
SL Green Realty Corp.	119,006	9,520,480	2.6%
Sun Communities, Inc.	65,918	11,298,345	3.0%
UDR, Inc.	282,464	13,835,087	3.7%
VICI Properties, Inc.	401,302	12,448,388	3.3%
Weingarten Realty Investors	160,228	5,138,512	1.4%
Welltower, Inc.	236,113	19,620,990	5.3%
		351,901,003
TOTAL COMMON STOCKS (Cost $301,846,349)		$370,514,729
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	1,573,727	1,573,727	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,573,727)		$1,573,727
Total Investments (Real Estate Securities Trust) (Cost $303,420,076) - 99.9%		$372,088,456	99.9%
Other assets and liabilities, net - 0.1%		235,099	0.1%
TOTAL NET ASSETS - 100.0%		$372,323,555	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.7%
Communication services - 15.3%
Alphabet, Inc., Class A (A)	3,060	$7,471,877	0.6%
Alphabet, Inc., Class C (A)	25,283	63,367,289	5.4%
Baidu, Inc., ADR (A)	50,029	10,200,913	0.9%
Facebook, Inc., Class A (A)	168,957	58,748,038	5.0%
Mail.Ru Group, Ltd., GDR (A)	642,468	14,605,071	1.2%
Pinterest, Inc., Class A (A)	120,639	9,524,449	0.8%
OTHER SECURITIES		15,282,210	1.4%
		179,199,847

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary - 23.8%
Alibaba Group Holding, Ltd., ADR (A)	129,189	$29,297,481	2.5%
Amazon.com, Inc. (A)	19,422	66,814,782	5.7%
Booking Holdings, Inc. (A)	11,388	24,917,969	2.1%
Delivery Hero SE (A)(B)	94,121	12,435,842	1.1%
Etsy, Inc. (A)	77,738	16,001,590	1.4%
Expedia Group, Inc. (A)	48,680	7,969,403	0.7%
Naspers, Ltd., N Shares	39,178	8,260,559	0.7%
Trip.com Group, Ltd., ADR (A)	829,503	29,414,176	2.5%
Wayfair, Inc., Class A (A)(C)	20,888	6,594,550	0.6%
Zalando SE (A)(B)	277,791	33,596,025	2.9%
OTHER SECURITIES		43,454,960	3.6%
		278,757,337
Health care - 0.7%
Intuitive Surgical, Inc. (A)	7,959	7,319,415	0.6%
OTHER SECURITIES		1,173,836	0.1%
		8,493,251
Industrials - 0.7%
Lyft, Inc., Class A (A)	118,905	7,191,374	0.6%
OTHER SECURITIES		1,461,704	0.1%
		8,653,078
Information technology - 55.2%
Apple, Inc.	158,705	21,736,237	1.9%
Applied Materials, Inc.	140,742	20,041,661	1.7%
Asana, Inc., Class A (A)	212,680	13,192,540	1.1%
Citrix Systems, Inc.	213,251	25,007,945	2.1%
Crowdstrike Holdings, Inc., Class A (A)	65,000	16,335,150	1.4%
HubSpot, Inc. (A)	40,928	23,849,564	2.0%
Intuit, Inc.	27,129	13,297,822	1.1%
Lam Research Corp.	21,120	13,742,784	1.2%
Mastercard, Inc., Class A	19,580	7,148,462	0.6%
Micron Technology, Inc. (A)	359,523	30,552,265	2.6%
Microsoft Corp.	157,633	42,702,780	3.6%
MongoDB, Inc. (A)	51,995	18,797,232	1.6%
NVIDIA Corp.	8,430	6,744,843	0.6%
NXP Semiconductors NV	33,780	6,949,222	0.6%
Paycom Software, Inc. (A)	32,675	11,876,382	1.0%
PayPal Holdings, Inc. (A)	61,370	17,888,128	1.5%
Pure Storage, Inc., Class A (A)	907,249	17,718,573	1.5%
QUALCOMM, Inc.	67,620	9,664,927	0.8%
salesforce.com, Inc. (A)	173,394	42,354,952	3.6%
Samsung Electronics Company, Ltd.	304,625	21,806,924	1.9%
Samsung SDI Company, Ltd.	16,386	10,145,191	0.9%
SK Hynix, Inc.	63,941	7,216,928	0.6%
Square, Inc., Class A (A)	53,295	12,993,321	1.1%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	83,695	10,056,791	0.9%
Twilio, Inc., Class A (A)	49,450	19,491,212	1.7%
Visa, Inc., Class A	36,909	8,630,062	0.7%
Western Digital Corp. (A)	126,940	9,034,320	0.8%
Workday, Inc., Class A (A)	36,120	8,623,289	0.7%
Xilinx, Inc.	111,396	16,112,317	1.4%
Zoom Video Communications, Inc., Class A (A)	57,609	22,296,411	1.9%
Zscaler, Inc. (A)	65,592	14,171,808	1.2%
OTHER SECURITIES		126,748,403	10.9%
		646,928,446
TOTAL COMMON STOCKS (Cost $856,806,172)		$1,122,031,959
Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 5.1%
Short-term funds - 3.4%
John Hancock Collateral Trust, 0.0324% (D)(E)	969,251	$9,696,971	0.8%
T. Rowe Price Government Reserve Fund, 0.0295% (D)	29,834,099	29,834,099	2.6%
OTHER SECURITIES		483,827	0.0%
		40,014,897
Repurchase agreement - 1.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $19,536,000 on 7-1-21, collateralized by $19,914,000 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $19,926,760)	$19,536,000	19,536,000	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $59,551,122)		$59,550,897
Total Investments (Science & Technology Trust) (Cost $916,357,294) - 100.8%		$1,181,582,856	100.8%
Other assets and liabilities, net - (0.8)%		(9,129,922)	(0.8)%
TOTAL NET ASSETS - 100.0%		$1,172,452,934	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-21.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.1%
Communication services - 3.4%
AMC Entertainment Holdings, Inc., Class A (A)	91,052	$5,160,819	0.7%
OTHER SECURITIES		19,369,307	2.7%
		24,530,126
Consumer discretionary - 11.4%
American Eagle Outfitters, Inc.	33,819	1,269,227	0.2%
Crocs, Inc. (A)	14,433	1,681,733	0.2%
Fox Factory Holding Corp. (A)	9,440	1,469,430	0.2%
Helen of Troy, Ltd. (A)	5,437	1,240,288	0.2%
Macy's, Inc. (A)	70,165	1,330,328	0.2%
Scientific Games Corp. (A)	21,522	1,666,664	0.2%
Texas Roadhouse, Inc.	15,661	1,506,588	0.2%
OTHER SECURITIES		70,679,213	10.0%
		80,843,471
Consumer staples - 3.0%
BJ's Wholesale Club Holdings, Inc. (A)	30,519	1,452,094	0.2%
Performance Food Group Company (A)	29,525	1,431,667	0.2%

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
OTHER SECURITIES		$18,677,317	2.6%
		21,561,078
Energy - 4.1%
Ovintiv, Inc.	58,589	1,843,796	0.3%
OTHER SECURITIES		27,297,465	3.8%
		29,141,261
Financials - 14.1%
First Financial Bankshares, Inc.	28,372	1,393,916	0.2%
South State Corp.	15,612	1,276,437	0.2%
OTHER SECURITIES		97,833,856	13.7%
		100,504,209
Health care - 20.2%
Arrowhead Pharmaceuticals, Inc. (A)	22,700	1,880,014	0.3%
Beam Therapeutics, Inc. (A)(B)	10,548	1,357,633	0.2%
Bridgebio Pharma, Inc. (A)	24,107	1,469,563	0.2%
Denali Therapeutics, Inc. (A)	20,407	1,600,725	0.2%
Fate Therapeutics, Inc. (A)	17,974	1,559,963	0.2%
Halozyme Therapeutics, Inc. (A)	31,611	1,435,456	0.2%
HealthEquity, Inc. (A)	18,282	1,471,335	0.2%
Intellia Therapeutics, Inc. (A)	14,320	2,318,551	0.3%
Invitae Corp. (A)(B)	44,846	1,512,656	0.2%
LHC Group, Inc. (A)	6,822	1,366,174	0.2%
Nevro Corp. (A)	7,719	1,279,733	0.2%
Omnicell, Inc. (A)	9,600	1,453,920	0.2%
Pacific Biosciences of California, Inc. (A)	43,541	1,522,629	0.2%
Shockwave Medical, Inc. (A)	7,558	1,433,979	0.2%
STAAR Surgical Company (A)	10,526	1,605,215	0.2%
Tenet Healthcare Corp. (A)	23,742	1,590,477	0.2%
Twist Bioscience Corp. (A)	10,588	1,410,851	0.2%
OTHER SECURITIES		117,295,678	16.6%
		143,564,552
Industrials - 13.5%
EMCOR Group, Inc.	12,021	1,480,867	0.2%
Rexnord Corp.	26,648	1,333,466	0.2%
Saia, Inc. (A)	5,923	1,240,809	0.2%
Tetra Tech, Inc.	12,002	1,464,724	0.2%
Upwork, Inc. (A)	26,102	1,521,486	0.2%
OTHER SECURITIES		89,387,354	12.5%
		96,428,706
Information technology - 13.0%
Blackline, Inc. (A)	12,001	1,335,351	0.2%
Digital Turbine, Inc. (A)	18,910	1,437,727	0.2%
II-VI, Inc. (A)	23,365	1,696,065	0.2%
j2 Global, Inc. (A)	9,657	1,328,320	0.2%
Lattice Semiconductor Corp. (A)	30,272	1,700,681	0.2%
Q2 Holdings, Inc. (A)	12,233	1,254,861	0.2%
Silicon Laboratories, Inc. (A)	9,861	1,511,198	0.2%
Synaptics, Inc. (A)	7,869	1,224,259	0.2%
Varonis Systems, Inc. (A)	23,714	1,366,401	0.2%
OTHER SECURITIES		79,340,205	11.2%
		92,195,068
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials - 3.6%		$25,907,340	3.6%
Real estate - 6.5%
EastGroup Properties, Inc.	8,649	1,422,328	0.2%
Redfin Corp. (A)	22,791	1,445,177	0.2%
STAG Industrial, Inc.	35,482	1,328,091	0.2%
OTHER SECURITIES		42,218,615	5.9%
		46,414,211
Utilities - 2.3%		16,100,776	2.3%
TOTAL COMMON STOCKS (Cost $459,598,278)		$677,190,798
RIGHTS - 0.0%		74,897	0.0%
TOTAL RIGHTS (Cost $26,845)		$74,897
WARRANTS - 0.0%		6,680	0.0%
TOTAL WARRANTS (Cost $0)		$6,680
SHORT-TERM INVESTMENTS - 5.4%
U.S. Government Agency - 3.2%
Federal Home Loan Bank Discount Note, 0.020%, 07/16/2021 *	$13,000,000	12,999,838	1.8%
Federal Home Loan Bank Discount Note, 0.035%, 08/25/2021 *	3,000,000	2,999,817	0.4%
Federal Home Loan Bank Discount Note, 0.040%, 07/19/2021 *	7,000,000	6,999,895	1.0%
		22,999,550
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.0324% (C)(D)	569,583	5,698,446	0.8%
Repurchase agreement - 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,600,000 on 7-1-21, collateralized by $10,117,900 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $9,792,031)	$9,600,000	9,600,000	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $38,298,272)		$38,297,996
Total Investments (Small Cap Index Trust) (Cost $497,923,395) - 100.5%		$715,570,371	100.5%
Other assets and liabilities, net - (0.5)%		(3,382,037)	(0.5)%
TOTAL NET ASSETS - 100.0%		$712,188,334	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	The rate shown is the annualized seven-day yield as of 6-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	311	Long	Sep 2021	$35,881,066	$35,886,290	$5,224
						$5,224

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.4%
Communication services - 2.1%
Liberty Media Corp.-Liberty Formula One, Series A (A)	2,022	$86,198	0.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	11,028	531,660	0.3%
OTHER SECURITIES		2,956,297	1.7%
		3,574,155
Consumer discretionary - 14.0%
Churchill Downs, Inc.	3,372	668,533	0.4%
Chuy's Holdings, Inc. (A)	19,971	744,119	0.5%
Five Below, Inc. (A)	4,102	792,794	0.5%
Fox Factory Holding Corp. (A)	9,005	1,401,696	0.8%
Grand Canyon Education, Inc. (A)	8,923	802,802	0.5%
Lithia Motors, Inc.	3,368	1,157,380	0.7%
OTHER SECURITIES		17,784,192	10.6%
		23,351,516
Consumer staples - 4.1%
Darling Ingredients, Inc. (A)	10,424	703,620	0.4%
Performance Food Group Company (A)	12,763	618,878	0.4%
OTHER SECURITIES		5,607,801	3.3%
		6,930,299
Energy - 5.8%		9,630,556	5.8%
Financials - 20.5%
Ameris Bancorp	15,901	805,068	0.5%
Athene Holding, Ltd., Class A (A)	9,251	624,443	0.4%
Houlihan Lokey, Inc.	11,483	939,195	0.6%
Invesco, Ltd.	24,463	653,896	0.4%
Pinnacle Financial Partners, Inc.	11,251	993,351	0.6%
Stifel Financial Corp.	11,157	723,643	0.4%
OTHER SECURITIES		29,480,380	17.6%
		34,219,976
Health care - 13.0%
Acadia Healthcare Company, Inc. (A)	17,173	1,077,606	0.7%
AtriCure, Inc. (A)	10,886	863,586	0.5%
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,705	650,921	0.4%
Castle Biosciences, Inc. (A)	8,959	656,963	0.4%
Globus Medical, Inc., Class A (A)	11,443	887,176	0.5%
Halozyme Therapeutics, Inc. (A)	13,800	626,658	0.4%
HealthEquity, Inc. (A)	9,212	741,382	0.4%
Integra LifeSciences Holdings Corp. (A)	9,133	623,236	0.4%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
LHC Group, Inc. (A)	3,724	$745,768	0.5%
Medpace Holdings, Inc. (A)	4,496	794,128	0.5%
Syneos Health, Inc. (A)	10,775	964,255	0.6%
Vericel Corp. (A)	14,267	749,018	0.5%
OTHER SECURITIES		12,376,040	7.2%
		21,756,737
Industrials - 18.5%
Alamo Group, Inc.	5,076	775,004	0.5%
CACI International, Inc., Class A (A)	3,008	767,401	0.5%
Exponent, Inc.	7,667	683,973	0.4%
Gibraltar Industries, Inc. (A)	12,472	951,738	0.6%
Knight-Swift Transportation Holdings, Inc.	15,069	685,037	0.4%
RBC Bearings, Inc. (A)	3,872	772,154	0.5%
Ritchie Brothers Auctioneers, Inc.	14,579	864,243	0.5%
SiteOne Landscape Supply, Inc. (A)	6,303	1,066,846	0.6%
The Shyft Group, Inc.	30,536	1,142,352	0.7%
Woodward, Inc.	5,227	642,294	0.4%
OTHER SECURITIES		22,510,634	13.4%
		30,861,676
Information technology - 12.5%
Arrow Electronics, Inc. (A)	6,456	734,886	0.4%
Brooks Automation, Inc.	10,256	977,192	0.6%
Cerence, Inc. (A)	12,238	1,305,917	0.8%
Endava PLC, ADR (A)	10,726	1,216,114	0.7%
Entegris, Inc.	7,052	867,184	0.5%
Paylocity Holding Corp. (A)	5,250	1,001,700	0.6%
Rapid7, Inc. (A)	12,338	1,167,545	0.7%
Rogers Corp. (A)	3,815	766,052	0.5%
The Descartes Systems Group, Inc. (A)	9,290	642,496	0.4%
Viavi Solutions, Inc. (A)	49,842	880,210	0.5%
OTHER SECURITIES		11,262,381	6.8%
		20,821,677
Materials - 6.8%
Avient Corp.	16,610	816,548	0.5%
Steel Dynamics, Inc.	10,944	652,262	0.4%
OTHER SECURITIES		9,877,843	5.9%
		11,346,653
Real estate - 1.5%
STAG Industrial, Inc.	17,092	639,754	0.4%
OTHER SECURITIES		1,812,669	1.1%
		2,452,423
Utilities - 0.6%		1,081,479	0.6%
TOTAL COMMON STOCKS (Cost $121,599,844)		$166,027,147

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.1%
Consumer discretionary - 0.0%		$22,300	0.0%
Industrials - 0.1%		46,551	0.1%
TOTAL PREFERRED SECURITIES (Cost $63,266)		$68,851
WARRANTS - 0.0%		2,380	0.0%
TOTAL WARRANTS (Cost $0)		$2,380
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.0324% (B)(C)	43,773	437,936	0.2%
OTHER SECURITIES		336,102	0.2%
		774,038
TOTAL SHORT-TERM INVESTMENTS (Cost $774,053)		$774,038
Total Investments (Small Cap Opportunities Trust) (Cost $122,437,163) - 99.9%		$166,872,416	99.9%
Other assets and liabilities, net - 0.1%		98,627	0.1%
TOTAL NET ASSETS - 100.0%		$166,971,043	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 100.0%
Communication services - 3.9%
Bandwidth, Inc., Class A (A)	34,928	$4,817,270	1.1%
Cardlytics, Inc. (A)	60,608	7,692,973	1.7%
Criteo SA, ADR (A)	106,605	4,821,744	1.1%
		17,331,987
Consumer discretionary - 19.6%
2U, Inc. (A)	131,350	5,473,355	1.3%
Cavco Industries, Inc. (A)	19,993	4,442,245	1.0%
Chegg, Inc. (A)	98,336	8,172,705	1.9%
Five Below, Inc. (A)	38,633	7,466,600	1.7%
Floor & Decor Holdings, Inc., Class A (A)	48,145	5,088,927	1.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	92,337	7,768,312	1.8%
Planet Fitness, Inc., Class A (A)	103,860	7,815,465	1.8%
Porch Group, Inc. (A)(B)	61,660	1,192,504	0.3%
Porch.com, Inc. (A)(C)	148,379	2,791,670	0.6%
Skyline Champion Corp. (A)	109,562	5,839,655	1.3%
Wingstop, Inc.	30,933	4,875,969	1.1%
YETI Holdings, Inc. (A)	78,105	7,171,601	1.6%
OTHER SECURITIES		17,684,740	4.0%
		85,783,748
Consumer staples - 1.4%
The Boston Beer Company, Inc., Class A (A)	5,216	5,324,493	1.2%
OTHER SECURITIES		874,909	0.2%
		6,199,402
Financials - 3.8%		16,555,543	3.8%
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care - 27.7%
Accolade, Inc. (A)	103,562	$5,624,452	1.3%
Globus Medical, Inc., Class A (A)	51,998	4,031,405	0.9%
Health Catalyst, Inc. (A)	77,215	4,286,205	1.0%
Hill-Rom Holdings, Inc.	38,639	4,389,004	1.0%
Integra LifeSciences Holdings Corp. (A)	71,774	4,897,858	1.1%
LHC Group, Inc. (A)	30,639	6,135,766	1.4%
Medpace Holdings, Inc. (A)	28,941	5,111,849	1.2%
Multiplan Corp. (A)(B)	522,868	4,977,703	1.1%
Oak Street Health, Inc. (A)	75,027	4,394,331	1.0%
OTHER SECURITIES		77,549,490	17.7%
		121,398,063
Industrials - 11.1%
Altra Industrial Motion Corp.	94,511	6,145,105	1.4%
Applied Industrial Technologies, Inc.	67,014	6,102,295	1.4%
Builders FirstSource, Inc. (A)	111,100	4,739,526	1.1%
Colfax Corp. (A)	88,868	4,071,043	0.9%
Curtiss-Wright Corp.	35,399	4,203,985	1.0%
The Middleby Corp. (A)	29,661	5,139,065	1.2%
OTHER SECURITIES		18,223,146	4.1%
		48,624,165
Information technology - 28.5%
Calix, Inc. (A)	87,505	4,156,488	1.0%
Digital Turbine, Inc. (A)	106,904	8,127,911	1.9%
II-VI, Inc. (A)	113,220	8,218,640	1.9%
j2 Global, Inc. (A)	42,551	5,852,890	1.3%
Jamf Holding Corp. (A)	126,013	4,230,256	1.0%
Manhattan Associates, Inc. (A)	40,292	5,835,893	1.3%
Mimecast, Ltd. (A)	85,276	4,523,892	1.0%
MKS Instruments, Inc.	25,082	4,463,342	1.0%
Novanta, Inc. (A)	30,413	4,098,456	0.9%
PAR Technology Corp. (A)	74,022	5,177,099	1.2%
Perficient, Inc. (A)	105,864	8,513,583	1.9%
Rapid7, Inc. (A)	99,423	9,408,401	2.2%
Repay Holdings Corp. (A)	186,299	4,478,628	1.0%
Telos Corp. (A)	129,363	4,399,636	1.0%
Tower Semiconductor, Ltd. (A)	261,684	7,701,360	1.8%
Varonis Systems, Inc. (A)	155,361	8,951,901	2.0%
Verra Mobility Corp. (A)	326,058	5,011,511	1.2%
OTHER SECURITIES		21,734,955	4.9%
		124,884,842
Materials - 0.6%		2,775,736	0.6%
Real estate - 3.4%
Essential Properties Realty Trust, Inc.	149,567	4,044,292	0.9%
Ryman Hospitality Properties, Inc. (A)	57,797	4,563,651	1.0%
Xenia Hotels & Resorts, Inc. (A)	223,064	4,177,989	1.0%
OTHER SECURITIES		2,274,770	0.5%
		15,060,702
TOTAL COMMON STOCKS (Cost $374,309,779)		$438,614,188

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 2.5%
	Short-term funds - 2.1%
John Hancock Collateral Trust, 0.0324% (D)(E)	923,740	$9,241,650	2.1%
	Repurchase agreement - 0.4%	1,800,000	0.4%
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,041,788)	$11,041,650
	Total Investments (Small Cap Stock Trust) (Cost $385,351,567) - 102.5%	$449,655,838	102.5%
	Other assets and liabilities, net - (2.5)%	(11,151,125)	(2.5)%
	TOTAL NET ASSETS - 100.0%	$438,504,713	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.0%
Consumer discretionary - 5.4%
Kontoor Brands, Inc.	147,785	$8,336,552	1.5%
Tri Pointe Homes, Inc. (A)	306,021	6,558,030	1.2%
OTHER SECURITIES		15,344,755	2.7%
		30,239,337
Consumer staples - 5.8%
Cranswick PLC	128,148	7,050,109	1.3%
Hostess Brands, Inc. (A)	412,515	6,678,618	1.2%
Spectrum Brands Holdings, Inc.	151,091	12,848,777	2.3%
OTHER SECURITIES		5,884,698	1.0%
		32,462,202
Energy - 3.5%
Dorian LPG, Ltd. (A)	443,042	6,255,753	1.1%
Magnolia Oil & Gas Corp., Class A (A)	569,355	8,899,019	1.6%
OTHER SECURITIES		4,635,307	0.8%
		19,790,079
Financials - 23.4%
Atlantic Union Bankshares Corp.	202,988	7,352,225	1.3%
Banc of California, Inc.	492,023	8,630,083	1.5%
First Busey Corp.	242,765	5,986,585	1.1%
First Midwest Bancorp, Inc.	418,814	8,305,082	1.5%
Flushing Financial Corp.	305,069	6,537,629	1.2%
Great Western Bancorp, Inc.	265,433	8,703,548	1.5%
Hancock Whitney Corp.	178,260	7,921,874	1.4%
International Bancshares Corp.	200,012	8,588,515	1.5%
Kemper Corp.	133,841	9,890,850	1.8%
Synovus Financial Corp.	202,575	8,888,991	1.6%
White Mountains Insurance Group, Ltd.	6,589	7,564,370	1.3%
OTHER SECURITIES		43,446,191	7.7%
		131,815,943
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care - 7.1%
Allscripts Healthcare Solutions, Inc. (A)	492,349	$9,113,380	1.6%
Lantheus Holdings, Inc. (A)	461,759	12,763,019	2.3%
OTHER SECURITIES		17,896,411	3.2%
		39,772,810
Industrials - 24.2%
ACCO Brands Corp.	752,178	6,491,296	1.2%
American Woodmark Corp. (A)	88,101	7,196,971	1.3%
CBIZ, Inc. (A)	253,716	8,314,273	1.5%
Forrester Research, Inc. (A)	127,906	5,858,095	1.0%
GATX Corp.	67,629	5,983,138	1.1%
Hexcel Corp. (A)	111,193	6,938,443	1.2%
Huron Consulting Group, Inc. (A)	162,893	8,006,191	1.4%
ICF International, Inc.	79,357	6,972,306	1.2%
Luxfer Holdings PLC	389,027	8,655,851	1.5%
Mueller Industries, Inc.	152,806	6,618,028	1.2%
Primoris Services Corp.	220,376	6,485,666	1.2%
Science Applications International Corp.	81,961	7,190,439	1.3%
SP Plus Corp. (A)	190,175	5,817,453	1.0%
TriMas Corp. (A)	361,013	10,949,524	1.9%
Tyman PLC	1,942,876	12,088,196	2.1%
OTHER SECURITIES		22,528,606	4.1%
		136,094,476
Information technology - 7.4%
Belden, Inc.	198,423	10,034,251	1.8%
CTS Corp.	222,291	8,260,334	1.5%
WNS Holdings, Ltd., ADR (A)	84,309	6,733,760	1.2%
OTHER SECURITIES		16,790,916	2.9%
		41,819,261
Materials - 7.1%
Element Solutions, Inc.	488,438	11,419,680	2.0%
Neenah, Inc.	171,520	8,605,158	1.5%
Orion Engineered Carbons SA (A)	392,396	7,451,600	1.3%
OTHER SECURITIES		12,551,133	2.3%
		40,027,571
Real estate - 9.2%
Alexander & Baldwin, Inc.	403,352	7,389,409	1.3%
Brandywine Realty Trust	526,183	7,213,969	1.3%
Physicians Realty Trust	397,439	7,340,698	1.3%
Piedmont Office Realty Trust, Inc., Class A	391,413	7,229,398	1.3%
RPT Realty	759,532	9,858,725	1.8%
OTHER SECURITIES		12,826,942	2.2%
		51,859,141
Utilities - 3.9%
New Jersey Resources Corp.	140,167	5,546,408	1.0%
Portland General Electric Company	196,017	9,032,463	1.6%
Spire, Inc.	86,620	6,260,027	1.1%
OTHER SECURITIES		1,143,116	0.2%
		21,982,014
TOTAL COMMON STOCKS (Cost $422,931,967)		$545,862,834
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 0.0%
John Hancock Collateral Trust, 0.0324% (B)(C)	21,812	218,223	0.0%

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 2.8%
Bank of America Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $15,700,022 on 7-1-21, collateralized by $14,180,158 Government National Mortgage Association, 1.967% - 1.993% due 5-20-71 (valued at $16,014,001)	$15,700,000	$15,700,000	2.8%
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,918,225)	$15,918,223
	Total Investments (Small Cap Value Trust) (Cost $438,850,192) - 99.8%	$561,781,057	99.8%
	Other assets and liabilities, net - 0.2%	1,029,721	0.2%
	TOTAL NET ASSETS - 100.0%	$562,810,778	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.0%
Communication services - 2.4%
Cable One, Inc.	654	$1,250,978	0.7%
OTHER SECURITIES		2,933,340	1.7%
		4,184,318
Consumer discretionary - 10.7%
Cavco Industries, Inc. (A)	6,012	1,335,806	0.8%
Steven Madden, Ltd.	31,261	1,367,981	0.8%
Strategic Education, Inc.	19,551	1,487,049	0.9%
OTHER SECURITIES		14,434,986	8.2%
		18,625,822
Consumer staples - 3.0%
Nomad Foods, Ltd. (A)	61,213	1,730,492	1.0%
OTHER SECURITIES		3,448,474	2.0%
		5,178,966
Energy - 6.5%
Cactus, Inc., Class A	37,198	1,365,911	0.8%
ChampionX Corp. (A)	77,190	1,979,924	1.1%
Devon Energy Corp.	62,250	1,817,078	1.1%
Liberty Oilfield Services, Inc., Class A (A)	90,520	1,281,763	0.7%
Magnolia Oil & Gas Corp., Class A (A)	89,023	1,391,429	0.8%
Matador Resources Company	59,231	2,132,908	1.2%
OTHER SECURITIES		1,313,912	0.8%
		11,282,925
Financials - 25.9%
BankUnited, Inc.	45,717	1,951,659	1.1%
Columbia Banking System, Inc.	31,504	1,214,794	0.7%
FB Financial Corp.	31,472	1,174,535	0.7%
Glacier Bancorp, Inc.	23,492	1,293,939	0.7%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,136	$1,804,436	1.0%
Home BancShares, Inc.	86,792	2,142,027	1.2%
Houlihan Lokey, Inc.	16,188	1,324,017	0.8%
Live Oak Bancshares, Inc.	27,716	1,635,244	0.9%
Pinnacle Financial Partners, Inc.	26,864	2,371,823	1.4%
Popular, Inc.	17,442	1,309,022	0.8%
Radian Group, Inc.	55,530	1,235,543	0.7%
Towne Bank	45,524	1,384,840	0.8%
Virtus Investment Partners, Inc.	5,614	1,559,401	0.9%
Webster Financial Corp.	23,812	1,270,132	0.7%
Western Alliance Bancorp	30,009	2,786,336	1.6%
WSFS Financial Corp.	40,732	1,897,704	1.1%
OTHER SECURITIES		18,736,025	10.8%
		45,091,477
Health care - 8.3%
Select Medical Holdings Corp.	49,408	2,087,982	1.2%
OTHER SECURITIES		12,411,225	7.1%
		14,499,207
Industrials - 16.1%
Beacon Roofing Supply, Inc. (A)	28,167	1,499,893	0.9%
ESCO Technologies, Inc.	12,951	1,214,933	0.7%
Helios Technologies, Inc.	19,112	1,491,692	0.9%
Korn Ferry	18,659	1,353,710	0.8%
Landstar System, Inc.	7,313	1,155,600	0.7%
Stericycle, Inc. (A)	17,525	1,253,914	0.7%
Triumph Group, Inc. (A)	81,330	1,687,598	1.0%
UFP Industries, Inc.	29,337	2,180,913	1.3%
OTHER SECURITIES		16,122,423	9.1%
		27,960,676
Information technology - 6.7%
Belden, Inc.	40,895	2,068,055	1.2%
Harmonic, Inc. (A)	174,042	1,482,838	0.8%
Littelfuse, Inc.	9,089	2,315,786	1.3%
OTHER SECURITIES		5,837,642	3.4%
		11,704,321
Materials - 5.7%
Constellium SE (A)	89,510	1,696,215	1.0%
OTHER SECURITIES		8,110,874	4.7%
		9,807,089
Real estate - 8.7%
EastGroup Properties, Inc.	8,500	1,397,825	0.8%
JBG SMITH Properties	40,454	1,274,706	0.7%
PotlatchDeltic Corp.	24,450	1,299,518	0.7%
Saul Centers, Inc.	25,254	1,147,794	0.7%
Sunstone Hotel Investors, Inc. (A)	124,867	1,550,848	0.9%
Terreno Realty Corp.	27,065	1,746,234	1.0%
The St. Joe Company	36,936	1,647,715	0.9%
OTHER SECURITIES		5,130,058	3.0%
		15,194,698
Utilities - 4.0%
Chesapeake Utilities Corp.	16,647	2,003,134	1.2%
ONE Gas, Inc.	16,378	1,213,937	0.7%
OTHER SECURITIES		3,647,536	2.1%
		6,864,607
TOTAL COMMON STOCKS (Cost $116,400,499)		$170,394,106
WARRANTS - 0.0%		11,710	0.0%
TOTAL WARRANTS (Cost $6,099)		$11,710

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 0.0324% (B)(C)	51,594	$516,177	0.3%
T. Rowe Price Government Reserve Fund, 0.0295% (B)	2,985,047	2,985,047	1.7%
OTHER SECURITIES		500,063	0.3%
		4,001,287
TOTAL SHORT-TERM INVESTMENTS (Cost $4,001,292)		$4,001,287
Total Investments (Small Company Value Trust) (Cost $120,407,890) - 100.3%		$174,407,103	100.3%
Other assets and liabilities, net - (0.3)%		(588,980)	(0.3)%
TOTAL NET ASSETS - 100.0%		$173,818,123	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 94.8%
Communication services - 7.7%
Alphabet, Inc., Class A (A)	40,860	$99,771,539	1.1%
Alphabet, Inc., Class C (A)	38,687	96,962,002	1.1%
AT&T, Inc.	970,059	27,918,298	0.3%
Comcast Corp., Class A	622,909	35,518,271	0.4%
Facebook, Inc., Class A (A)	325,533	113,191,079	1.2%
Netflix, Inc. (A)	60,242	31,820,427	0.4%
The Walt Disney Company (A)	246,853	43,389,352	0.5%
Verizon Communications, Inc.	562,480	31,515,754	0.4%
OTHER SECURITIES		234,461,545	2.3%
		714,548,267
Consumer discretionary - 11.9%
Amazon.com, Inc. (A)	58,241	200,358,359	2.2%
LVMH Moet Hennessy Louis Vuitton SE	45,154	35,520,700	0.4%
NIKE, Inc., Class B	173,219	26,760,603	0.3%
Tesla, Inc. (A)	104,704	71,167,309	0.8%
The Home Depot, Inc.	144,457	46,065,893	0.5%
Toyota Motor Corp.	345,000	30,157,842	0.3%
OTHER SECURITIES		700,712,441	7.4%
		1,110,743,147
Consumer staples - 6.6%
Nestle SA	468,594	58,408,863	0.6%
PepsiCo, Inc.	187,712	27,813,287	0.3%
The Coca-Cola Company	527,216	28,527,658	0.3%
The Procter & Gamble Company	332,623	44,880,821	0.5%
Walmart, Inc.	186,546	26,306,717	0.3%
OTHER SECURITIES		430,483,549	4.6%
		616,420,895
Energy - 2.9%
Chevron Corp.	262,590	27,503,677	0.3%
Exxon Mobil Corp.	575,180	36,282,354	0.4%
Royal Dutch Shell PLC, A Shares	667,069	13,373,310	0.2%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy (continued)
Royal Dutch Shell PLC, B Shares	602,809	$11,702,201	0.1%
OTHER SECURITIES		176,245,527	1.9%
		265,107,069
Financials - 12.8%
Bank of America Corp.	1,024,540	42,241,784	0.5%
Berkshire Hathaway, Inc., Class B (A)	257,508	71,566,623	0.8%
JPMorgan Chase & Co.	411,273	63,969,402	0.7%
Wells Fargo & Company	561,597	25,434,728	0.3%
OTHER SECURITIES		992,637,542	10.5%
		1,195,850,079
Health care - 12.4%
Abbott Laboratories	241,403	27,985,850	0.3%
AbbVie, Inc.	239,963	27,029,432	0.3%
AstraZeneca PLC	213,510	25,651,972	0.3%
Johnson & Johnson	357,780	58,940,677	0.7%
Merck & Company, Inc.	344,012	26,753,813	0.3%
Novartis AG	361,140	32,945,552	0.4%
Pfizer, Inc.	760,517	29,781,846	0.3%
Roche Holding AG	114,271	43,061,636	0.5%
Roche Holding AG, Bearer Shares	5,205	2,116,875	0.0%
Thermo Fisher Scientific, Inc.	53,398	26,937,689	0.3%
UnitedHealth Group, Inc.	128,214	51,342,014	0.6%
OTHER SECURITIES		804,343,611	8.4%
		1,156,890,967
Industrials - 11.1%		1,036,815,210	11.1%
Information technology - 19.0%
Accenture PLC, Class A	86,361	25,458,359	0.3%
Adobe, Inc. (A)	64,942	38,032,633	0.4%
Apple, Inc.	2,131,190	291,887,782	3.2%
ASML Holding NV	68,231	47,101,175	0.5%
Broadcom, Inc.	55,473	26,451,745	0.3%
Cisco Systems, Inc.	572,553	30,345,309	0.3%
Intel Corp.	548,613	30,799,134	0.3%
Mastercard, Inc., Class A	118,851	43,391,312	0.5%
Microsoft Corp.	1,023,259	277,200,863	3.0%
NVIDIA Corp.	84,642	67,722,064	0.7%
PayPal Holdings, Inc. (A)	159,602	46,520,791	0.5%
salesforce.com, Inc. (A)	125,809	30,731,364	0.3%
Visa, Inc., Class A	229,853	53,744,228	0.6%
OTHER SECURITIES		756,989,896	8.1%
		1,766,376,655
Materials - 4.4%		406,073,292	4.4%
Real estate - 3.3%		307,219,805	3.3%
Utilities - 2.7%		248,209,746	2.7%
TOTAL COMMON STOCKS (Cost $4,317,023,094)		$8,824,255,132
PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%		11,074,129	0.1%
Consumer staples - 0.1%		3,060,375	0.1%
Health care - 0.0%		2,218,925	0.0%
Materials - 0.0%		550,102	0.0%
TOTAL PREFERRED SECURITIES (Cost $9,941,317)		$16,903,531
RIGHTS - 0.0%		99,495	0.0%
TOTAL RIGHTS (Cost $73,641)		$99,495
WARRANTS - 0.0%		147,509	0.0%
TOTAL WARRANTS (Cost $15,655)		$147,509

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 4.8%
U.S. Government - 1.7%
U.S. Treasury Bill, 0.040%, 08/03/2021 *	$136,000,000	$135,994,166	1.5%
OTHER SECURITIES		17,798,054	0.2%
		153,792,220
U.S. Government Agency - 2.4%
Federal Home Loan Bank Discount Note, 0.008%, 08/27/2021 *	11,000,000	10,999,303	0.1%
Federal Home Loan Bank Discount Note, 0.009%, 07/30/2021 *	5,700,000	5,699,862	0.1%
Federal Home Loan Bank Discount Note, 0.015%, 07/09/2021 *	4,300,000	4,299,971	0.0%
Federal Home Loan Bank Discount Note, 0.015%, 08/27/2021 *	13,000,000	12,999,177	0.1%
Federal Home Loan Bank Discount Note, 0.020%, 07/16/2021 *	4,700,000	4,699,941	0.0%
Federal Home Loan Bank Discount Note, 0.020%, 09/03/2021 *	100,000,000	99,991,111	1.1%
Federal Home Loan Bank Discount Note, 0.035%, 08/25/2021 *	7,000,000	6,999,572	0.1%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note, 0.040%, 07/27/2021 *	$80,000,000	$79,998,266	0.9%
		225,687,203
Short-term funds - 0.5%
John Hancock Collateral Trust, 0.0324% (B)(C)	4,731,904	47,340,809	0.5%
Repurchase agreement - 0.2%		20,230,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $447,059,167)		$447,050,232
Total Investments (Strategic Equity Allocation Trust) (Cost $4,774,112,874) - 99.8%		$9,288,455,899	99.8%
Other assets and liabilities, net - 0.2%		22,565,222	0.2%
TOTAL NET ASSETS - 100.0%		$9,311,021,121	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,727	Long	Sep 2021	$202,574,804	$198,959,035	$(3,615,769)
Russell 2000 E-Mini Index Futures	215	Long	Sep 2021	24,789,411	24,808,850	19,439
S&P 500 Index E-Mini Futures	976	Long	Sep 2021	204,663,158	209,283,680	4,620,522
S&P Mid 400 Index E-Mini Futures	105	Long	Sep 2021	28,618,181	28,270,200	(347,981)
						$676,211

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.6%
Communication services - 10.7%
Alphabet, Inc., Class C (A)	12,262	$30,732,487	3.4%
AT&T, Inc.	130,688	3,761,201	0.4%
Comcast Corp., Class A	84,640	4,826,173	0.5%
Facebook, Inc., Class A (A)	51,931	18,056,928	2.0%
Netflix, Inc. (A)	8,118	4,288,009	0.5%
The Walt Disney Company (A)	33,435	5,876,870	0.7%
T-Mobile US, Inc. (A)	23,046	3,337,752	0.4%
Verizon Communications, Inc.	75,245	4,215,977	0.5%
OTHER SECURITIES		21,918,386	2.3%
		97,013,783
Consumer discretionary - 12.4%
Amazon.com, Inc. (A)	9,239	31,783,638	3.5%
NIKE, Inc., Class B	28,917	4,467,387	0.5%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
Tesla, Inc. (A)	17,704	$12,033,409	1.3%
The Home Depot, Inc.	19,456	6,204,324	0.7%
OTHER SECURITIES		57,982,085	6.4%
		112,470,843
Consumer staples - 5.6%
Costco Wholesale Corp.	8,015	3,171,295	0.4%
PepsiCo, Inc.	25,092	3,717,882	0.4%
The Coca-Cola Company	78,888	4,268,630	0.5%
The Procter & Gamble Company	44,679	6,028,537	0.7%
Walmart, Inc.	51,237	7,225,442	0.8%
OTHER SECURITIES		27,002,581	2.8%
		51,414,367

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Energy - 3.0%
Chevron Corp.	35,846	$3,754,510	0.4%
Exxon Mobil Corp.	78,073	4,924,845	0.6%
OTHER SECURITIES		18,667,988	2.0%
		27,347,343
Financials - 11.1%
Bank of America Corp.	157,031	6,474,388	0.7%
Berkshire Hathaway, Inc., Class B (A)	41,557	11,549,521	1.3%
JPMorgan Chase & Co.	55,188	8,583,942	1.0%
Morgan Stanley	34,141	3,130,388	0.4%
State Street Corp.	6,290	517,541	0.1%
Wells Fargo & Company	75,236	3,407,438	0.4%
OTHER SECURITIES		67,074,088	7.2%
		100,737,306
Health care - 12.4%
Abbott Laboratories	32,646	3,784,651	0.4%
AbbVie, Inc.	32,840	3,699,098	0.4%
Danaher Corp.	12,992	3,486,533	0.4%
Eli Lilly & Company	17,620	4,044,142	0.5%
Johnson & Johnson	48,087	7,921,852	0.9%
Merck & Company, Inc.	46,028	3,579,598	0.4%
Pfizer, Inc.	102,379	4,009,162	0.5%
Thermo Fisher Scientific, Inc.	7,126	3,594,853	0.4%
UnitedHealth Group, Inc.	17,336	6,942,028	0.8%
OTHER SECURITIES		72,058,324	7.7%
		113,120,241
Industrials - 8.7%
United Parcel Service, Inc., Class B	16,108	3,349,981	0.4%
OTHER SECURITIES		75,451,176	8.3%
		78,801,157
Information technology - 25.2%
Adobe, Inc. (A)	8,784	5,144,262	0.6%
Apple, Inc.	305,741	41,874,287	4.6%
Broadcom, Inc.	7,470	3,561,995	0.4%
Cisco Systems, Inc.	76,920	4,076,760	0.5%
Intel Corp.	73,458	4,123,932	0.5%
Mastercard, Inc., Class A	18,201	6,645,003	0.7%
Microsoft Corp.	137,927	37,364,424	4.1%
NVIDIA Corp.	11,439	9,152,344	1.0%
Oracle Corp.	52,513	4,087,612	0.5%
PayPal Holdings, Inc. (A)	21,633	6,305,587	0.7%
salesforce.com, Inc. (A)	17,153	4,189,963	0.5%
Texas Instruments, Inc.	16,691	3,209,679	0.4%
Visa, Inc., Class A	35,691	8,345,270	0.9%
OTHER SECURITIES		90,764,142	9.8%
		228,845,260
Materials - 2.3%		20,852,238	2.3%
Real estate - 3.1%		28,110,783	3.1%
Utilities - 2.1%		19,365,093	2.1%
TOTAL COMMON STOCKS (Cost $333,173,911)		$878,078,414
PREFERRED SECURITIES - 0.0%
Consumer discretionary - 0.0%		28,145	0.0%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Energy - 0.0%		$2,652	0.0%
Industrials - 0.0%		11,929	0.0%
TOTAL PREFERRED SECURITIES (Cost $84,689)		$42,726
CORPORATE BONDS - 0.0%
Financials - 0.0%		886	0.0%
TOTAL CORPORATE BONDS (Cost $886)		$886
RIGHTS - 0.0%		6,147	0.0%
TOTAL RIGHTS (Cost $6,508)		$6,147
WARRANTS - 0.0%		3,323	0.0%
TOTAL WARRANTS (Cost $139,061)		$3,323
SHORT-TERM INVESTMENTS - 4.3%
U.S. Government - 0.5%
U.S. Treasury Bill, 0.023%, 09/09/2021 *	$5,000,000	4,999,538	0.5%
U.S. Government Agency - 1.7%
Federal Home Loan Bank Discount Note, 0.011%, 08/06/2021 *	3,000,000	2,999,880	0.4%
Federal Home Loan Bank Discount Note, 0.035%, 08/25/2021 *	12,000,000	11,999,267	1.3%
		14,999,147
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0324% (B)(C)	922,812	9,232,360	1.0%
Repurchase agreement - 1.1%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,597,000 on 7-1-21, collateralized by $10,114,800 U.S. Treasury Notes, 0.500% due 5-31-27 (valued at $9,789,031)	$9,597,000	9,597,000	1.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $38,828,673)		$38,828,045
Total Investments (Total Stock Market Index Trust) (Cost $372,233,728) - 100.9%		$916,959,541	100.9%
Other assets and liabilities, net - (0.9)%		(8,502,794)	(0.9)%
TOTAL NET ASSETS - 100.0%		$908,456,747	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	46	Long	Sep 2021	$5,286,243	$5,307,940	$21,697
S&P 500 Index E-Mini Futures	124	Long	Sep 2021	26,254,712	26,589,320	334,608
						$356,305

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-21:
Capital Appreciation Trust
United States	83.4%
Canada	5.9%
France	4.4%
Netherlands	1.8%
Taiwan	1.7%
Sweden	1.1%
Other countries	1.7%
TOTAL	100.0%
Financial Industries Trust
United States	86.1%
Canada	4.6%
United Kingdom	2.7%
Switzerland	1.4%
Spain	1.0%
France	1.0%
Denmark	1.0%
Other countries	2.2%
TOTAL	100.0%
Health Sciences Trust
United States	87.4%
Germany	3.2%
United Kingdom	2.0%
Switzerland	1.8%
Netherlands	1.6%
China	1.3%
Denmark	1.0%
Other countries	1.7%
TOTAL	100.0%
Mid Value Trust
United States	81.0%
Canada	7.4%
United Kingdom	2.3%
Ireland	1.9%
Belgium	1.3%
Germany	1.0%
Other countries	5.1%
TOTAL	100.0%
Science & Technology Trust
United States	77.6%
China	6.5%
Germany	5.1%
South Korea	3.8%
Russia	1.2%
United Kingdom	1.0%
Other countries	4.8%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	68.7%
Japan	6.9%
United Kingdom	4.2%
France	3.3%
Switzerland	3.2%
Germany	2.8%
Australia	2.2%
Netherlands	1.8%
Ireland	1.1%
Sweden	1.0%
Other countries	4.8%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$7,722,481,885	$1,438,751,803	$253,080,024	$1,095,023,124
Affiliated investments, at value	1,036,455	—	—	—
Repurchase agreements, at value	9,525,000	—	—	—
Total investments, at value	7,733,043,340	1,438,751,803	253,080,024	1,095,023,124
Receivable for futures variation margin	309,234	—	—	—
Cash	6,730	—	—	—
Collateral held at broker for futures contracts	10,406,000	—	—	—
Dividends and interest receivable	4,358,056	—	—	—
Receivable for fund shares sold	5,240	—	993	5,820
Receivable for investments sold	—	957,967	2,136,417	12,947,169
Receivable for securities lending income	875	—	—	—
Receivable from affiliates	68,319	—	—	—
Other assets	157,904	30,955	8,113	23,525
Total assets	7,748,355,698	1,439,740,725	255,225,547	1,107,999,638
Liabilities
Due to custodian	—	1,052	167	693
Payable for fund shares repurchased	13,842,446	933,578	2,133,263	12,934,844
Payable upon return of securities loaned	1,036,485	—	—	—
Payable to affiliates
Accounting and legal services fees	316,573	60,107	10,273	43,387
Other liabilities and accrued expenses	666,613	37,477	25,554	33,194
Total liabilities	15,862,117	1,032,214	2,169,257	13,012,118
Net assets	$7,732,493,581	$1,438,708,511	$253,056,290	$1,094,987,520
Net assets consist of
Paid-in capital	$2,578,521,625	$861,944,383	$131,480,499	$466,654,075
Total distributable earnings (loss)	5,153,971,956	576,764,128	121,575,791	628,333,445
Net assets	$7,732,493,581	$1,438,708,511	$253,056,290	$1,094,987,520
Unaffiliated investments, including repurchase agreements, at cost	$2,984,716,046	$1,011,849,344	$164,531,438	$710,267,808
Affiliated investments, at cost	$1,036,486	—	—	—
Securities loaned, at value	$1,016,056	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$4,912,173,287	$363,766,094	$45,056,185	$242,545,856
Shares outstanding	99,098,236	26,997,532	2,047,721	9,233,370
Net asset value, offering price and redemption price per share	$49.57	$13.47	$22.00	$26.27
Series II
Net assets	$90,157,078	$944,747,649	$174,885,553	$746,571,971
Shares outstanding	1,819,883	70,142,234	7,985,349	28,726,672
Net asset value, offering price and redemption price per share	$49.54	$13.47	$21.90	$25.99
Series III
Net assets	—	$130,194,768	$33,114,552	$105,869,693
Shares outstanding	—	9,638,860	1,502,278	4,043,903
Net asset value, offering price and redemption price per share	—	$13.51	$22.04	$26.18
Series NAV
Net assets	$2,730,163,216	—	—	—
Shares outstanding	55,068,544	—	—	—
Net asset value, offering price and redemption price per share	$49.58	—	—	—
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$1,082,280,216	$512,423,975	$2,458,720,238	$766,814,164
Affiliated investments, at value	—	—	6,157,780	—
Total investments, at value	1,082,280,216	512,423,975	2,464,878,018	766,814,164
Dividends and interest receivable	—	—	169,423	140,773
Receivable for fund shares sold	—	—	—	37,239
Receivable for investments sold	7,969,847	704,225	3,802,519	783,005
Receivable for securities lending income	—	—	5,710	1,838
Other assets	23,465	13,413	57,421	22,566
Total assets	1,090,273,528	513,141,613	2,468,913,091	767,799,585
Liabilities
Due to custodian	760	367	—	—
Payable for investments purchased	—	—	2,075,490	207,629
Payable for fund shares repurchased	7,953,094	695,166	1,563,727	552,560
Payable upon return of securities loaned	—	—	6,158,223	—
Payable to affiliates
Accounting and legal services fees	44,796	20,764	96,863	28,247
Other liabilities and accrued expenses	33,384	27,974	269,229	101,494
Total liabilities	8,032,034	744,271	10,163,532	889,930
Net assets	$1,082,241,494	$512,397,342	$2,458,749,559	$766,909,655
Net assets consist of
Paid-in capital	$724,768,326	$388,817,541	$769,663,189	$283,033,443
Total distributable earnings (loss)	357,473,168	123,579,801	1,689,086,370	483,876,212
Net assets	$1,082,241,494	$512,397,342	$2,458,749,559	$766,909,655
Unaffiliated investments, including repurchase agreements, at cost	$806,832,320	$386,433,398	$1,294,417,799	$489,620,749
Affiliated investments, at cost	—	—	$6,158,023	—
Securities loaned, at value	—	—	$6,028,963	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$325,207,537	$161,924,813	$404,511,099	$274,030,916
Shares outstanding	17,984,126	7,243,483	8,950,102	32,759,147
Net asset value, offering price and redemption price per share	$18.08	$22.35	$45.20	$8.37
Series II
Net assets	$541,662,983	$312,810,561	$152,715,224	$88,533,424
Shares outstanding	30,121,772	14,015,446	3,534,749	12,249,426
Net asset value, offering price and redemption price per share	$17.98	$22.32	$43.20	$7.23
Series III
Net assets	$215,370,974	$37,661,968	—	—
Shares outstanding	11,917,137	1,687,891	—	—
Net asset value, offering price and redemption price per share	$18.07	$22.31	—	—
Series NAV
Net assets	—	—	$1,901,523,236	$404,345,315
Shares outstanding	—	—	42,003,304	47,957,658
Net asset value, offering price and redemption price per share	—	—	$45.27	$8.43
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$481,344,869	$319,717,517	$263,096,440	$1,662,371,416
Affiliated investments, at value	—	9,544,085	2,547,070	6,631,528
Repurchase agreements, at value	3,649,000	—	—	—
Total investments, at value	484,993,869	329,261,602	265,643,510	1,669,002,944
Cash	849	—	1,533,055	—
Foreign currency, at value	—	901,726	1,439,548	—
Collateral held at broker for futures contracts	—	—	128,790	—
Dividends and interest receivable	676,849	1,282,042	1,528,184	2,537,999
Receivable for fund shares sold	9,721	1,312,199	144,893	—
Receivable for investments sold	547,612	942	626,651	—
Receivable for securities lending income	—	4,238	—	1,865
Interfund lending receivable	3,780	—	—	—
Other assets	13,884	13,321	11,034	47,623
Total assets	486,246,564	332,776,070	271,055,665	1,671,590,431
Liabilities
Written options, at value	6,141,041	—	—	—
Payable for futures variation margin	—	—	14,700	—
Foreign capital gains tax payable	—	—	13,502	—
Payable for investments purchased	3,532,208	286,607	733,164	3,520,457
Payable for fund shares repurchased	124,651	148,056	90,921	330,232
Payable upon return of securities loaned	—	9,544,107	2,539,215	6,669,672
Payable to affiliates
Accounting and legal services fees	19,809	13,659	10,823	71,349
Trustees' fees	—	275	219	—
Other liabilities and accrued expenses	84,141	31,566	61,232	179,715
Total liabilities	9,901,850	10,024,270	3,463,776	10,771,425
Net assets	$476,344,714	$322,751,800	$267,591,889	$1,660,819,006
Net assets consist of
Paid-in capital	$308,291,397	$290,283,609	$274,632,682	$1,083,527,375
Total distributable earnings (loss)	168,053,317	32,468,191	(7,040,793)	577,291,631
Net assets	$476,344,714	$322,751,800	$267,591,889	$1,660,819,006
Unaffiliated investments, including repurchase agreements, at cost	$400,299,749	$278,310,365	$226,151,767	$1,223,453,812
Affiliated investments, at cost	—	$9,544,213	$2,547,135	$6,631,740
Foreign currency, at cost	—	$907,642	$1,442,484	—
Premiums received on written options	$3,823,947	—	—	—
Securities loaned, at value	—	$11,428,106	$4,868,824	$6,533,050
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$10,067,619	$81,097,422	$7,026,380	$254,745,899
Shares outstanding	684,707	5,558,514	625,815	15,615,777
Net asset value, offering price and redemption price per share	$14.70	$14.59	$11.23	$16.31
Series II
Net assets	$284,476,383	$47,661,755	$35,746,314	$134,158,891
Shares outstanding	19,471,232	3,273,002	3,186,339	8,284,980
Net asset value, offering price and redemption price per share	$14.61	$14.56	$11.22	$16.19
Series NAV
Net assets	$181,800,712	$193,992,623	$224,819,195	$1,271,914,216
Shares outstanding	12,398,025	13,406,389	20,052,252	78,458,951
Net asset value, offering price and redemption price per share	$14.66	$14.47	$11.21	$16.21
The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Unaffiliated investments, at value (including securities loaned)	$167,786,372	$2,493,080,567	$787,914,762	$354,059,496
Repurchase agreements, at value	2,751,000	35,082,000	22,470,000	—
Total investments, at value	170,537,372	2,528,162,567	810,384,762	354,059,496
Unrealized appreciation on forward foreign currency contracts	—	—	—	280,865
Cash	9,622	450	52	—
Foreign currency, at value	55	28	—	167,840
Collateral segregated at custodian for OTC derivative contracts	—	—	—	490,000
Dividends and interest receivable	264,266	307,652	403,597	828,250
Receivable for fund shares sold	2,123	—	—	—
Receivable for investments sold	1,219,044	—	10,455,213	167,116
Other assets	6,996	54,037	20,322	14,947
Total assets	172,039,478	2,528,524,734	821,263,946	356,008,514
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	—	319,180
Payable for investments purchased	1,228,109	—	11,841,726	166,462
Payable for fund shares repurchased	216,034	561,158	2,484,045	1,855,777
Payable to affiliates
Accounting and legal services fees	7,529	102,304	33,805	15,836
Trustees' fees	—	—	—	298
Other liabilities and accrued expenses	49,358	238,949	103,306	65,603
Total liabilities	1,501,030	902,411	14,462,882	2,423,156
Net assets	$170,538,448	$2,527,622,323	$806,801,064	$353,585,358
Net assets consist of
Paid-in capital	$117,911,057	$1,065,528,346	$410,693,936	$282,896,993
Total distributable earnings (loss)	52,627,391	1,462,093,977	396,107,128	70,688,365
Net assets	$170,538,448	$2,527,622,323	$806,801,064	$353,585,358
Unaffiliated investments, including repurchase agreements, at cost	$133,663,001	$1,343,138,443	$568,191,942	$284,713,300
Foreign currency, at cost	$55	$28	—	$167,848
Securities loaned, at value	—	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$117,473,130	$132,075,764	$473,272,621	$276,603,041
Shares outstanding	7,766,201	3,647,679	15,442,890	11,707,613
Net asset value, offering price and redemption price per share	$15.13	$36.21	$30.65	$23.63
Series II
Net assets	$21,414,750	$58,671,806	$180,730,741	$28,970,519
Shares outstanding	1,430,934	1,627,152	5,860,362	1,233,327
Net asset value, offering price and redemption price per share	$14.97	$36.06	$30.84	$23.49
Series NAV
Net assets	$31,650,568	$2,336,874,753	$152,797,702	$48,011,798
Shares outstanding	2,099,577	64,118,084	4,982,557	2,034,265
Net asset value, offering price and redemption price per share	$15.07	$36.45	$30.67	$23.60
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Unaffiliated investments, at value (including securities loaned)	$338,573,904	$925,306,079	$127,332,665	—
Affiliated investments, at value	—	8,675,544	1,975,132	$1,200,909,418
Total investments, at value	338,573,904	933,981,623	129,307,797	1,200,909,418
Cash	—	16,704	1,088,791	—
Foreign currency, at value	4,716	11,658,868	232,162	—
Collateral held at broker for futures contracts	—	1,593,586	50,456	—
Dividends and interest receivable	226,046	3,137,417	500,611	—
Receivable for fund shares sold	342,059	239,609	39	391,646
Receivable for investments sold	783,841	—	39,371	—
Receivable for securities lending income	—	12,279	—	—
Receivable from affiliates	—	10,597	—	—
Other assets	11,071	31,042	6,206	25,159
Total assets	339,941,637	950,681,725	131,225,433	1,201,326,223
Liabilities
Payable for futures variation margin	—	167,059	6,440	—
Foreign capital gains tax payable	—	436,485	—	—
Payable for investments purchased	1,074,275	1,713,457	—	381,731
Payable for fund shares repurchased	45,576	778,698	187,028	1,769
Payable upon return of securities loaned	—	7,364,452	1,979,678	—
Payable to affiliates
Accounting and legal services fees	13,054	38,380	5,424	49,209
Trustees' fees	—	773	109	—
Other liabilities and accrued expenses	72,282	112,805	68,342	56,204
Total liabilities	1,205,187	10,612,109	2,247,021	488,913
Net assets	$338,736,450	$940,069,616	$128,978,412	$1,200,837,310
Net assets consist of
Paid-in capital	$164,509,642	$600,332,862	$106,783,635	$956,901,534
Total distributable earnings (loss)	174,226,808	339,736,754	22,194,777	243,935,776
Net assets	$338,736,450	$940,069,616	$128,978,412	$1,200,837,310
Unaffiliated investments, including repurchase agreements, at cost	$210,048,881	$613,000,965	$114,712,405	—
Affiliated investments, at cost	—	$8,617,061	$1,975,197	$1,015,316,897
Foreign currency, at cost	$4,742	$11,811,666	$234,797	—
Securities loaned, at value	—	$13,941,022	$3,126,802	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$81,201,894	$392,515,485	$27,391,894	$41,043,089
Shares outstanding	2,409,002	18,380,383	1,662,863	2,363,478
Net asset value, offering price and redemption price per share	$33.71	$21.36	$16.47	$17.37
Series II
Net assets	$80,074,026	$24,857,794	$15,462,875	$1,007,146,751
Shares outstanding	2,643,041	1,163,603	940,968	57,944,577
Net asset value, offering price and redemption price per share	$30.30	$21.36	$16.43	$17.38
Series NAV
Net assets	$177,460,530	$522,696,337	$86,123,643	$152,647,470
Shares outstanding	5,162,303	24,478,389	5,223,760	8,796,685
Net asset value, offering price and redemption price per share	$34.38	$21.35	$16.49	$17.35
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Index Trust
Unaffiliated investments, at value (including securities loaned)	—	—	—	$1,451,748,004
Affiliated investments, at value	$234,882,302	$6,440,890,193	$365,164,802	6,098,615
Repurchase agreements, at value	—	—	—	6,487,000
Total investments, at value	234,882,302	6,440,890,193	365,164,802	1,464,333,619
Receivable for futures variation margin	—	—	—	85,747
Cash	—	—	—	8,842
Collateral held at broker for futures contracts	—	—	—	5,142,000
Dividends and interest receivable	—	—	—	1,102,979
Receivable for fund shares sold	2,458	45,234	62,294	—
Receivable for investments sold	298,339	1,424,955	—	6,334,461
Receivable for securities lending income	—	—	—	930
Receivable from affiliates	1,379	—	1,591	—
Other assets	7,854	129,607	10,111	33,905
Total assets	235,192,332	6,442,489,989	365,238,798	1,477,042,483
Liabilities
Due to custodian	—	719	—	—
Payable for investments purchased	—	—	56,924	—
Payable for fund shares repurchased	300,501	1,424,808	4,469	1,944,898
Payable upon return of securities loaned	—	—	—	6,098,610
Payable to affiliates
Accounting and legal services fees	9,545	267,901	15,005	61,229
Other liabilities and accrued expenses	37,867	180,315	40,154	152,390
Total liabilities	347,913	1,873,743	116,552	8,257,127
Net assets	$234,844,419	$6,440,616,246	$365,122,246	$1,468,785,356
Net assets consist of
Paid-in capital	$211,467,534	$4,586,703,943	$302,487,061	$890,204,565
Total distributable earnings (loss)	23,376,885	1,853,912,303	62,635,185	578,580,791
Net assets	$234,844,419	$6,440,616,246	$365,122,246	$1,468,785,356
Unaffiliated investments, including repurchase agreements, at cost	—	—	—	$1,070,059,246
Affiliated investments, at cost	$216,921,550	$5,133,729,602	$319,477,076	$6,098,619
Securities loaned, at value	—	—	—	$6,588,372
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$18,559,906	$250,651,237	$16,057,395	$1,107,492,705
Shares outstanding	1,264,419	12,945,911	976,222	44,218,004
Net asset value, offering price and redemption price per share	$14.68	$19.36	$16.45	$25.05
Series II
Net assets	$206,297,842	$5,638,720,844	$307,698,491	$74,741,572
Shares outstanding	14,050,957	291,244,901	18,688,744	3,006,231
Net asset value, offering price and redemption price per share	$14.68	$19.36	$16.46	$24.86
Series NAV
Net assets	$9,986,671	$551,244,165	$41,366,360	$286,551,079
Shares outstanding	680,807	28,479,211	2,515,127	11,438,976
Net asset value, offering price and redemption price per share	$14.67	$19.36	$16.45	$25.05
The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Mid Cap Stock Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Unaffiliated investments, at value (including securities loaned)	$960,081,008	$669,919,671	$372,088,456	$1,152,349,885
Affiliated investments, at value	29,973,961	2,828,667	—	9,696,971
Repurchase agreements, at value	13,800,000	—	—	19,536,000
Total investments, at value	1,003,854,969	672,748,338	372,088,456	1,181,582,856
Cash	29,458	—	—	809
Foreign currency, at value	—	126,203	—	687,597
Unrealized appreciation on unfunded commitments	2,117,102	—	—	—
Dividends and interest receivable	66,766	1,141,692	792,535	280,107
Receivable for fund shares sold	97,301	—	71,255	—
Receivable for investments sold	106,381	2,666,808	—	3,454,812
Receivable for securities lending income	9,793	133	—	15,074
Other assets	40,564	19,016	11,298	28,843
Total assets	1,006,322,334	676,702,190	372,963,544	1,186,050,098
Liabilities
Payable for investments purchased	2,694,786	913,349	348,640	2,511,096
Payable for fund shares repurchased	—	1,524,257	201,866	1,190,677
Payable upon return of securities loaned	29,974,300	2,828,683	—	9,697,384
Payable to affiliates
Accounting and legal services fees	36,835	28,574	15,231	44,334
Trustees' fees	7,789	—	—	—
Other liabilities and accrued expenses	132,415	97,227	74,252	153,673
Total liabilities	32,846,125	5,392,090	639,989	13,597,164
Net assets	$973,476,209	$671,310,100	$372,323,555	$1,172,452,934
Net assets consist of
Paid-in capital	$320,343,325	$449,034,782	$292,097,527	$507,082,809
Total distributable earnings (loss)	653,132,884	222,275,318	80,226,028	665,370,125
Net assets	$973,476,209	$671,310,100	$372,323,555	$1,172,452,934
Unaffiliated investments, including repurchase agreements, at cost	$722,391,567	$513,198,530	$303,420,076	$906,660,098
Affiliated investments, at cost	$29,974,462	$2,828,681	—	$9,697,196
Foreign currency, at cost	—	$126,494	—	$611,280
Securities loaned, at value	$29,108,796	$2,741,647	—	$9,489,636
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$235,499,516	$254,949,576	$70,758,059	$929,451,554
Shares outstanding	8,311,829	20,950,811	3,040,328	20,177,851
Net asset value, offering price and redemption price per share	$28.33	$12.17	$23.27	$46.06
Series II
Net assets	$114,333,865	$56,741,048	$38,076,717	$83,613,727
Shares outstanding	4,419,713	4,661,751	1,638,982	1,946,448
Net asset value, offering price and redemption price per share	$25.87	$12.17	$23.23	$42.96
Series NAV
Net assets	$623,642,828	$359,619,476	$263,488,779	$159,387,653
Shares outstanding	21,583,458	29,766,021	11,398,366	3,404,034
Net asset value, offering price and redemption price per share	$28.89	$12.08	$23.12	$46.82
The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Unaffiliated investments, at value (including securities loaned)	$700,271,925	$166,434,480	$438,614,188	$545,862,834
Affiliated investments, at value	5,698,446	437,936	9,241,650	218,223
Repurchase agreements, at value	9,600,000	—	1,800,000	15,700,000
Total investments, at value	715,570,371	166,872,416	449,655,838	561,781,057
Receivable for futures variation margin	49,531	—	—	—
Cash	7,824	—	68,163	57
Foreign currency, at value	—	—	9	54
Collateral held at broker for futures contracts	2,891,600	—	—	—
Dividends and interest receivable	477,560	96,754	68,312	697,200
Receivable for fund shares sold	4,823	93,472	21,569	41,787
Receivable for investments sold	—	638,655	1,094,131	2,908,982
Receivable for securities lending income	12,783	10	15,141	—
Other assets	18,362	7,079	13,636	15,555
Total assets	719,032,854	167,708,386	450,936,799	565,444,692
Liabilities
Due to custodian	—	42,450	—	—
Unrealized depreciation on unfunded commitments	—	—	70,880	—
Payable for investments purchased	169,380	197,778	2,838,632	2,010,032
Payable for fund shares repurchased	876,427	6,236	186,364	306,570
Payable upon return of securities loaned	5,679,303	435,768	9,255,746	218,225
Payable to affiliates
Accounting and legal services fees	28,532	7,342	16,770	23,695
Other liabilities and accrued expenses	90,878	47,769	63,694	75,392
Total liabilities	6,844,520	737,343	12,432,086	2,633,914
Net assets	$712,188,334	$166,971,043	$438,504,713	$562,810,778
Net assets consist of
Paid-in capital	$383,992,614	$104,624,954	$236,363,519	$405,919,780
Total distributable earnings (loss)	328,195,720	62,346,089	202,141,194	156,890,998
Net assets	$712,188,334	$166,971,043	$438,504,713	$562,810,778
Unaffiliated investments, including repurchase agreements, at cost	$492,224,715	$121,999,212	$376,109,779	$438,631,967
Affiliated investments, at cost	$5,698,680	$437,951	$9,241,788	$218,225
Foreign currency, at cost	—	—	$9	$55
Securities loaned, at value	$16,168,899	$425,948	$8,980,464	$213,065
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$505,657,558	$94,673,736	$129,133,160	$192,135,640
Shares outstanding	26,410,814	2,912,572	10,354,956	10,852,913
Net asset value, offering price and redemption price per share	$19.15	$32.51	$12.47	$17.70
Series II
Net assets	$39,750,449	$37,270,234	$39,562,502	$28,521,749
Shares outstanding	2,092,688	1,175,732	3,479,306	1,625,613
Net asset value, offering price and redemption price per share	$18.99	$31.70	$11.37	$17.55
Series NAV
Net assets	$166,780,327	$35,027,073	$269,809,051	$342,153,389
Shares outstanding	8,697,474	1,085,653	21,186,377	19,411,521
Net asset value, offering price and redemption price per share	$19.18	$32.26	$12.74	$17.63
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$173,890,926	$9,220,885,090	$898,130,181
Affiliated investments, at value	516,177	47,340,809	9,232,360
Repurchase agreements, at value	—	20,230,000	9,597,000
Total investments, at value	174,407,103	9,288,455,899	916,959,541
Receivable for futures variation margin	—	—	47,282
Cash	—	16,478	12,606
Foreign currency, at value	—	5,827,848	110
Collateral held at broker for futures contracts	—	50,740,868	1,865,800
Dividends and interest receivable	74,431	14,056,951	490,949
Receivable for fund shares sold	—	—	255,427
Receivable for investments sold	746,699	2,923,636	—
Receivable for securities lending income	786	59,360	16,838
Other assets	7,583	239,131	22,812
Total assets	175,236,602	9,362,320,171	919,671,365
Liabilities
Payable for futures variation margin	—	1,159,975	—
Payable for investments purchased	804,632	391	—
Payable for fund shares repurchased	45,968	1,187,535	1,820,333
Payable upon return of securities loaned	515,526	47,332,776	9,228,874
Payable to affiliates
Accounting and legal services fees	7,246	386,708	36,846
Other liabilities and accrued expenses	45,107	1,231,665	128,565
Total liabilities	1,418,479	51,299,050	11,214,618
Net assets	$173,818,123	$9,311,021,121	$908,456,747
Net assets consist of
Paid-in capital	$105,039,843	$3,073,102,031	$269,087,374
Total distributable earnings (loss)	68,778,280	6,237,919,090	639,369,373
Net assets	$173,818,123	$9,311,021,121	$908,456,747
Unaffiliated investments, including repurchase agreements, at cost	$119,891,708	$4,726,771,289	$363,001,161
Affiliated investments, at cost	$516,182	$47,341,585	$9,232,567
Foreign currency, at cost	—	$5,862,225	$110
Securities loaned, at value	$504,188	$62,510,668	$8,911,447
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$61,018,197	—	$614,271,453
Shares outstanding	4,976,595	—	20,340,214
Net asset value, offering price and redemption price per share	$12.26	—	$30.20
Series II
Net assets	$46,189,143	—	$51,144,513
Shares outstanding	3,958,817	—	1,703,429
Net asset value, offering price and redemption price per share	$11.67	—	$30.02
Series NAV
Net assets	$66,610,783	$9,311,021,121	$243,040,781
Shares outstanding	5,467,565	392,103,338	8,047,166
Net asset value, offering price and redemption price per share	$12.18	$23.75	$30.20
The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$51,508,076	$4,756,907	$691,233	$1,331,612
Interest	35,665	—	—	—
Securities lending	22,294	—	—	—
Less foreign taxes withheld	(4,846)	—	—	—
Total investment income	51,561,189	4,756,907	691,233	1,331,612
Expenses
Investment management fees	16,636,605	—	—	—
Distribution and service fees	1,252,420	4,776,343	821,378	3,555,611
Accounting and legal services fees	492,725	94,912	16,512	70,196
Trustees' fees	66,754	13,861	2,472	10,189
Custodian fees	369,174	5,951	5,951	5,951
Printing and postage	45,172	16,217	7,377	13,586
Professional fees	75,281	21,945	11,580	18,962
Other	100,957	17,390	7,032	13,816
Total expenses	19,039,088	4,946,619	872,302	3,688,311
Less expense reductions	(8,758,320)	(348,039)	(80,931)	(376,424)
Net expenses	10,280,768	4,598,580	791,371	3,311,887
Net investment income (loss)	41,280,421	158,327	(100,138)	(1,980,275)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	31,971,075	63,069,706	7,720,256	37,979,051
Affiliated investments	(998)	—	—	—
Capital gain distributions received from unaffiliated investments	—	46,915,865	12,090,724	137,834,946
Futures contracts	33,576,833	—	—	—
	65,546,910	109,985,571	19,810,980	175,813,997
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	918,727,677	25,450,917	7,271,269	(45,985,764)
Affiliated investments	649	—	—	—
Futures contracts	(2,455,966)	—	—	—
	916,272,360	25,450,917	7,271,269	(45,985,764)
Net realized and unrealized gain (loss)	981,819,270	135,436,488	27,082,249	129,828,233
Increase in net assets from operations	$1,023,099,691	$135,594,815	$26,982,111	$127,847,958
The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends from unaffiliated investments	$4,346,275	$294,889	$4,229,416	$1,211,362
Interest	—	—	2,479	372
Securities lending	—	—	8,833	300
Less foreign taxes withheld	—	—	(7,792)	(63,012)
Total investment income	4,346,275	294,889	4,232,936	1,149,022
Expenses
Investment management fees	—	—	8,645,833	2,550,689
Distribution and service fees	3,197,140	1,728,658	281,096	173,265
Accounting and legal services fees	70,513	33,716	155,132	47,553
Trustees' fees	10,176	5,183	22,667	7,059
Custodian fees	5,951	5,951	144,803	50,581
Printing and postage	13,411	9,171	20,694	9,794
Professional fees	18,507	13,826	40,313	24,842
Other	14,049	9,276	42,385	18,383
Total expenses	3,329,747	1,805,781	9,352,923	2,882,166
Less expense reductions	(233,175)	(54,017)	(407,924)	(31,827)
Net expenses	3,096,572	1,751,764	8,944,999	2,850,339
Net investment income (loss)	1,249,703	(1,456,875)	(4,712,063)	(1,701,317)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,171,941	7,548,408	211,608,845	86,154,788
Affiliated investments	—	—	(209)	(647)
Capital gain distributions received from unaffiliated investments	10,426,556	—	—	—
	29,598,497	7,548,408	211,608,636	86,154,141
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	107,968,279	16,408,383	74,012,232	(14,638,030)
Affiliated investments	—	—	(232)	946
	107,968,279	16,408,383	74,012,000	(14,637,084)
Net realized and unrealized gain (loss)	137,566,776	23,956,791	285,620,636	71,517,057
Increase in net assets from operations	$138,816,479	$22,499,916	$280,908,573	$69,815,740
The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Dividends from unaffiliated investments	$2,003,135	$8,539,676	$4,509,338	$20,018,040
Interest	1,628,298	310	687	99,253
Securities lending	—	55,445	46,718	14,801
Less foreign taxes withheld	(4,444)	(913,083)	(432,305)	(478,277)
Total investment income	3,626,989	7,682,348	4,124,438	19,653,817
Expenses
Investment management fees	1,884,180	1,230,682	1,125,081	5,532,511
Distribution and service fees	358,391	80,136	45,323	223,431
Accounting and legal services fees	30,844	21,393	17,092	110,816
Trustees' fees	4,462	3,506	2,746	15,503
Custodian fees	31,498	62,712	117,698	83,646
Printing and postage	8,556	7,701	8,685	15,643
Professional fees	27,427	36,445	31,796	34,706
Other	15,346	14,785	16,216	38,069
Total expenses	2,360,704	1,457,360	1,364,637	6,054,325
Less expense reductions	(97,634)	(13,869)	(11,017)	(242,804)
Net expenses	2,263,070	1,443,491	1,353,620	5,811,521
Net investment income	1,363,919	6,238,857	2,770,818	13,842,296
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	31,954,247	24,838,348	3,280,343	87,827,226
Affiliated investments	(15)	(623)	(733)	(1,655)
Futures contracts	—	—	41,438	—
Written options	1,488,551	—	—	—
	33,442,783	24,837,725	3,321,048	87,825,571
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	8,125,381	4,112,109	31,251,948	169,910,778
Affiliated investments	7	(71)	131	250
Futures contracts	—	—	(50,998)	—
Written options	241,853	—	—	—
	8,367,241	4,112,038	31,201,081	169,911,028
Net realized and unrealized gain (loss)	41,810,024	28,949,763	34,522,129	257,736,599
Increase in net assets from operations	$43,173,943	$35,188,620	$37,292,947	$271,578,895
The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Dividends from unaffiliated investments	$1,498,652	$10,484,339	$6,311,047	$6,817,819
Interest	39	2,702	951	—
Securities lending	54	—	—	—
Less foreign taxes withheld	(17,832)	(255,931)	(224,888)	(316,692)
Total investment income	1,480,913	10,231,110	6,087,110	6,501,127
Expenses
Investment management fees	605,727	7,927,810	2,557,029	1,373,984
Distribution and service fees	50,243	98,866	325,037	102,588
Accounting and legal services fees	11,192	160,386	52,049	22,102
Trustees' fees	1,522	21,509	6,955	3,789
Custodian fees	12,928	129,108	42,358	54,439
Printing and postage	6,570	17,931	9,917	37,428
Professional fees	23,463	35,822	24,741	43,483
Other	10,625	37,468	17,760	11,749
Total expenses	722,270	8,428,900	3,035,846	1,649,562
Less expense reductions	(6,867)	(102,588)	(43,923)	(15,022)
Net expenses	715,403	8,326,312	2,991,923	1,634,540
Net investment income	765,510	1,904,798	3,095,187	4,866,587
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,301,727	77,776,051	59,545,477	36,175,672
Affiliated investments	12	—	—	—
Forward foreign currency contracts	(625,234)	—	—	(252,021)
	13,676,505	77,776,051	59,545,477	35,923,651
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	9,378,704	351,706,588	84,466,396	1,260,160
Forward foreign currency contracts	656,480	—	—	451,011
	10,035,184	351,706,588	84,466,396	1,711,171
Net realized and unrealized gain (loss)	23,711,689	429,482,639	144,011,873	37,634,822
Increase in net assets from operations	$24,477,199	$431,387,437	$147,107,060	$42,501,409
The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Dividends from unaffiliated investments	$1,038,625	$14,368,917	$1,792,881	—
Dividends from affiliated investments	—	25,258	—	—
Securities lending	—	64,670	52,493	—
Less foreign taxes withheld	(19,415)	(1,462,694)	(192,401)	—
Total investment income	1,019,461	12,996,151	1,653,692	—
Expenses
Investment management fees	1,540,677	2,355,775	545,632	$240,231
Distribution and service fees	120,786	124,874	26,136	1,237,416
Accounting and legal services fees	21,226	60,438	8,487	78,009
Trustees' fees	3,262	9,732	1,429	11,107
Custodian fees	24,730	186,369	46,256	10,283
Printing and postage	7,651	11,030	6,423	14,874
Professional fees	30,593	37,780	31,071	25,594
Other	11,348	24,275	8,966	16,611
Total expenses	1,760,273	2,810,273	674,400	1,634,125
Less expense reductions	(88,235)	(1,142,923)	(5,404)	(29,102)
Net expenses	1,672,038	1,667,350	668,996	1,605,023
Net investment income (loss)	(652,577)	11,328,801	984,696	(1,605,023)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	15,332,901	4,667,159	4,655,560	—
Affiliated investments	—	25,350	(1,951)	12,930,554
Futures contracts	—	2,234,455	120,747	—
	15,332,901	6,926,964	4,774,356	12,930,554
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,008,119	62,038,728	7,900,571	—
Affiliated investments	—	97,285	1,363	55,137,468
Futures contracts	—	(766,735)	(29,902)	—
	12,008,119	61,369,278	7,872,032	55,137,468
Net realized and unrealized gain (loss)	27,341,020	68,296,242	12,646,388	68,068,022
Increase in net assets from operations	$26,688,443	$79,625,043	$13,631,084	$66,462,999
The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Index Trust
Dividends from unaffiliated investments	—	—	—	$9,341,588
Interest	—	—	—	5,441
Securities lending	—	—	—	6,149
Total investment income	—	—	—	9,353,178
Expenses
Investment management fees	$48,397	$1,316,799	$73,924	3,338,587
Distribution and service fees	263,546	7,103,636	383,600	362,585
Accounting and legal services fees	15,419	424,113	23,853	96,801
Trustees' fees	2,347	61,634	3,533	13,446
Custodian fees	10,292	17,392	10,292	71,539
Printing and postage	7,249	46,946	7,958	13,302
Professional fees	18,450	69,236	19,350	29,907
Other	7,972	58,690	9,018	25,707
Total expenses	373,672	9,098,446	531,528	3,951,874
Less expense reductions	(20,688)	(159,579)	(11,317)	(774,473)
Net expenses	352,984	8,938,867	520,211	3,177,401
Net investment income (loss)	(352,984)	(8,938,867)	(520,211)	6,175,777
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	—	—	99,119,565
Affiliated investments	2,420,072	148,563,871	4,855,629	(263)
Futures contracts	—	—	—	7,814,383
	2,420,072	148,563,871	4,855,629	106,933,685
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	—	—	110,713,335
Affiliated investments	1,704,534	398,910,729	11,206,385	462
Futures contracts	—	—	—	(1,396,824)
	1,704,534	398,910,729	11,206,385	109,316,973
Net realized and unrealized gain (loss)	4,124,606	547,474,600	16,062,014	216,250,658
Increase in net assets from operations	$3,771,622	$538,535,733	$15,541,803	$222,426,435
The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Mid Cap Stock Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends from unaffiliated investments	$824,137	$6,122,867	$4,212,057	$2,444,018
Interest	2,199	117,734	499	17,269
Securities lending	23,207	678	—	21,580
Less foreign taxes withheld	—	(156,385)	(419)	(241,550)
Total investment income	849,543	6,084,894	4,212,137	2,241,317
Expenses
Investment management fees	4,073,416	3,114,919	1,183,993	5,939,242
Distribution and service fees	204,706	126,940	59,254	336,005
Accounting and legal services fees	63,120	44,699	23,073	75,553
Trustees' fees	11,512	6,280	3,272	11,135
Custodian fees	59,908	34,279	21,719	90,889
Printing and postage	11,196	9,360	7,742	11,717
Professional fees	34,878	25,217	35,822	32,066
Other	23,591	17,249	11,500	21,494
Total expenses	4,482,327	3,378,943	1,346,375	6,518,101
Less expense reductions	(42,715)	(178,447)	(14,774)	(311,075)
Net expenses	4,439,612	3,200,496	1,331,601	6,207,026
Net investment income (loss)	(3,590,069)	2,884,398	2,880,536	(3,965,709)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	142,172,217	55,580,379	15,265,583	196,256,045
Affiliated investments	(1,673)	(507)	—	(932)
	142,170,544	55,579,872	15,265,583	196,255,113
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(62,305,417)	56,924,871	51,617,170	(81,668,337)
Affiliated investments	(214)	154	—	19
Unfunded commitments	2,117,102	—	—	—
	(60,188,529)	56,925,025	51,617,170	(81,668,318)
Net realized and unrealized gain (loss)	81,982,015	112,504,897	66,882,753	114,586,795
Increase in net assets from operations	$78,391,946	$115,389,295	$69,763,289	$110,621,086
The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Dividends from unaffiliated investments	$3,329,554	$1,092,861	$489,855	$4,215,957
Interest	—	133	1,006	2,230
Securities lending	111,318	9,574	64,275	—
Less foreign taxes withheld	(6,751)	(1,982)	—	—
Total investment income	3,434,121	1,100,586	555,136	4,218,187
Expenses
Investment management fees	1,657,853	808,378	2,282,131	2,584,827
Distribution and service fees	171,829	67,723	86,899	80,335
Accounting and legal services fees	46,863	11,461	29,629	38,245
Trustees' fees	6,348	1,576	4,325	5,140
Custodian fees	37,037	18,499	25,759	25,805
Printing and postage	9,146	6,530	7,926	8,297
Professional fees	25,802	20,488	25,384	25,268
Other	16,893	9,688	13,479	14,092
Total expenses	1,971,771	944,343	2,475,532	2,782,009
Less expense reductions	(203,733)	(174,702)	(19,768)	(24,097)
Net expenses	1,768,038	769,641	2,455,764	2,757,912
Net investment income (loss)	1,666,083	330,945	(1,900,628)	1,460,275
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	58,522,004	14,046,608	78,089,275	37,090,160
Affiliated investments	(2,653)	(214)	(2,781)	(1)
Futures contracts	3,060,469	—	—	—
	61,579,820	14,046,394	78,086,494	37,090,159
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	41,486,042	18,638,152	(56,422,295)	61,965,353
Affiliated investments	1,096	132	1,027	65
Futures contracts	(498,550)	—	—	—
Unfunded commitments	—	—	(2,760,688)	—
	40,988,588	18,638,284	(59,181,956)	61,965,418
Net realized and unrealized gain (loss)	102,568,408	32,684,678	18,904,538	99,055,577
Increase in net assets from operations	$104,234,491	$33,015,623	$17,003,910	$100,515,852
The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Dividends from unaffiliated investments	$942,529	$97,925,423	$5,907,443
Interest	461	56,620	—
Securities lending	15,640	396,467	73,942
Less foreign taxes withheld	(1,500)	(4,859,012)	(353)
Total investment income	957,130	93,519,498	5,981,032
Expenses
Investment management fees	888,668	29,068,871	2,041,008
Distribution and service fees	72,442	—	206,272
Accounting and legal services fees	11,532	615,219	58,080
Trustees' fees	1,683	91,901	8,175
Custodian fees	12,661	699,151	49,286
Printing and postage	6,596	32,697	10,412
Professional fees	20,411	123,868	32,395
Other	8,889	173,493	20,805
Total expenses	1,022,882	30,805,200	2,426,433
Less expense reductions	(53,795)	(6,142,277)	(338,698)
Net expenses	969,087	24,662,923	2,087,735
Net investment income (loss)	(11,957)	68,856,575	3,893,297
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,014,678	781,773,986	44,109,205
Affiliated investments	(259)	(11,754)	(2,552)
Futures contracts	—	56,772,531	3,366,758
	11,014,419	838,534,763	47,473,411
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	13,734,051	267,960,864	69,360,044
Affiliated investments	58	7,389	1,575
Futures contracts	—	(6,262,112)	82,404
	13,734,109	261,706,141	69,444,023
Net realized and unrealized gain (loss)	24,748,528	1,100,240,904	116,917,434
Increase in net assets from operations	$24,736,571	$1,169,097,479	$120,810,731
The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$41,280,421	$104,892,811	$158,327	$16,204,161	$(100,138)	$(114,069)
Net realized gain	65,546,910	314,620,752	109,985,571	76,404,734	19,810,980	14,084,057
Change in net unrealized appreciation (depreciation)	916,272,360	635,702,117	25,450,917	57,474,962	7,271,269	44,474,367
Increase in net assets resulting from operations	1,023,099,691	1,055,215,680	135,594,815	150,083,857	26,982,111	58,444,355
Distributions to shareholders
From earnings
Series I	—	(140,819,888)	—	(40,739,656)	—	(2,575,727)
Series II	—	(2,486,486)	—	(117,374,226)	—	(12,658,629)
Series III	—	—	—	(15,804,385)	—	(2,331,770)
Series NAV	—	(81,922,505)	—	—	—	—
Total distributions	—	(225,228,879)	—	(173,918,267)	—	(17,566,126)
From portfolio share transactions
Portfolio share transactions	(115,798,731)	(109,030,580)	(108,483,554)	40,213,411	(16,660,659)	(16,785,527)
Total increase	907,300,960	720,956,221	27,111,261	16,379,001	10,321,452	24,092,702
Net assets
Beginning of period	6,825,192,621	6,104,236,400	1,411,597,250	1,395,218,249	242,734,838	218,642,136
End of period	$7,732,493,581	$6,825,192,621	$1,438,708,511	$1,411,597,250	$253,056,290	$242,734,838
	American Growth Trust		American Growth-Income Trust		American International Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(1,980,275)	$(692,765)	$1,249,703	$9,441,547	$(1,456,875)	$1,104,542
Net realized gain	175,813,997	69,900,078	29,598,497	56,616,393	7,548,408	1,862,061
Change in net unrealized appreciation (depreciation)	(45,985,764)	318,533,109	107,968,279	59,521,872	16,408,383	67,764,966
Increase in net assets resulting from operations	127,847,958	387,740,422	138,816,479	125,579,812	22,499,916	70,731,569
Distributions to shareholders
From earnings
Series I	—	(23,055,381)	—	(40,231,022)	—	(7,212,201)
Series II	—	(82,362,899)	—	(71,054,364)	—	(13,936,196)
Series III	—	(11,683,658)	—	(28,815,935)	—	(1,844,291)
Total distributions	—	(117,101,938)	—	(140,101,321)	—	(22,992,688)
From portfolio share transactions
Portfolio share transactions	(79,298,805)	(81,404,474)	(90,781,113)	39,829,353	(34,618,052)	(7,499,038)
Total increase (decrease)	48,549,153	189,234,010	48,035,366	25,307,844	(12,118,136)	40,239,843
Net assets
Beginning of period	1,046,438,367	857,204,357	1,034,206,128	1,008,898,284	524,515,478	484,275,635
End of period	$1,094,987,520	$1,046,438,367	$1,082,241,494	$1,034,206,128	$512,397,342	$524,515,478
The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(4,712,063)	$(5,383,839)	$(1,701,317)	$(1,926,451)	$1,363,919	$3,104,613
Net realized gain	211,608,636	322,305,420	86,154,141	125,477,722	33,442,783	51,104,771
Change in net unrealized appreciation (depreciation)	74,012,000	313,551,191	(14,637,084)	154,413,870	8,367,241	12,366,653
Increase in net assets resulting from operations	280,908,573	630,472,772	69,815,740	277,965,141	43,173,943	66,576,037
Distributions to shareholders
From earnings
Series I	—	(48,329,550)	—	(24,024,161)	—	(514,065)
Series II	—	(19,738,173)	—	(9,104,998)	—	(24,625,527)
Series NAV	—	(224,760,504)	—	(32,189,382)	—	(13,130,202)
Total distributions	—	(292,828,227)	—	(65,318,541)	—	(38,269,794)
From portfolio share transactions
Portfolio share transactions	(178,583,825)	(148,073,453)	(46,546,925)	(11,808,364)	(16,586,358)	8,649,106
Total increase	102,324,748	189,571,092	23,268,815	200,838,236	26,587,585	36,955,349
Net assets
Beginning of period	2,356,424,811	2,166,853,719	743,640,840	542,802,604	449,757,129	412,801,780
End of period	$2,458,749,559	$2,356,424,811	$766,909,655	$743,640,840	$476,344,714	$449,757,129
	Disciplined Value International Trust		Emerging Markets Value Trust		Equity Income Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$6,238,857	$4,909,470	$2,770,818	$4,048,530	$13,842,296	$32,758,634
Net realized gain (loss)	24,837,725	(31,087,609)	3,321,048	(8,768,567)	87,825,571	29,573,412
Change in net unrealized appreciation (depreciation)	4,112,038	34,521,907	31,201,081	11,590,976	169,911,028	(63,406,738)
Increase (decrease) in net assets resulting from operations	35,188,620	8,343,768	37,292,947	6,870,939	271,578,895	(1,074,692)
Distributions to shareholders
From earnings
Series I	—	(1,438,637)	—	(124,789)	—	(21,710,712)
Series II	—	(793,702)	—	(638,953)	—	(11,464,344)
Series NAV	—	(3,461,172)	—	(4,060,113)	—	(115,622,593)
Total distributions	—	(5,693,511)	—	(4,823,855)	—	(148,797,649)
From portfolio share transactions
Portfolio share transactions	(13,198,893)	(11,562,583)	(2,377,630)	(3,045,711)	(95,102,564)	(61,379,085)
Total increase (decrease)	21,989,727	(8,912,326)	34,915,317	(998,627)	176,476,331	(211,251,426)
Net assets
Beginning of period	300,762,073	309,674,399	232,676,572	233,675,199	1,484,342,675	1,695,594,101
End of period	$322,751,800	$300,762,073	$267,591,889	$232,676,572	$1,660,819,006	$1,484,342,675
The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$765,510	$1,416,874	$1,904,798	$5,376,497	$3,095,187	$5,408,098
Net realized gain (loss)	13,676,505	(71,593)	77,776,051	195,851,821	59,545,477	89,604,524
Change in net unrealized appreciation (depreciation)	10,035,184	(1,530,180)	351,706,588	268,581,806	84,466,396	(23,932,139)
Increase (decrease) in net assets resulting from operations	24,477,199	(184,899)	431,387,437	469,810,124	147,107,060	71,080,483
Distributions to shareholders
From earnings
Series I	—	(9,295,325)	—	(3,553,697)	—	(10,560,919)
Series II	—	(1,427,577)	—	(1,417,804)	—	(4,060,006)
Series NAV	—	(2,408,134)	—	(58,278,006)	—	(3,300,686)
Total distributions	—	(13,131,036)	—	(63,249,507)	—	(17,921,611)
From portfolio share transactions
Portfolio share transactions	13,720,592	(12,036,094)	(91,531,239)	(86,683,252)	(15,032,589)	(42,419,712)
Total increase (decrease)	38,197,791	(25,352,029)	339,856,198	319,877,365	132,074,471	10,739,160
Net assets
Beginning of period	132,340,657	157,692,686	2,187,766,125	1,867,888,760	674,726,593	663,987,433
End of period	$170,538,448	$132,340,657	$2,527,622,323	$2,187,766,125	$806,801,064	$674,726,593
	Global Equity Trust		Health Sciences Trust		International Equity Index Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$4,866,587	$1,919,867	$(652,577)	$(976,841)	$11,328,801	$15,700,364
Net realized gain (loss)	35,923,651	(28,388,335)	15,332,901	33,957,148	6,926,964	12,164,506
Change in net unrealized appreciation (depreciation)	1,711,171	48,902,939	12,008,119	37,615,827	61,369,278	51,362,168
Increase in net assets resulting from operations	42,501,409	22,434,471	26,688,443	70,596,134	79,625,043	79,227,038
Distributions to shareholders
From earnings
Series I	—	(2,134,483)	—	(7,609,149)	—	(10,938,135)
Series II	—	(478,485)	—	(8,601,256)	—	(656,853)
Series NAV	—	(843,353)	—	(14,689,821)	—	(14,838,122)
From tax return of capital
Series I	—	(121,470)	—	—	—	—
Series II	—	(25,337)	—	—	—	—
Series NAV	—	(48,744)	—	—	—	—
Total distributions	—	(3,651,872)	—	(30,900,226)	—	(26,433,110)
From portfolio share transactions
Portfolio share transactions	(25,300,825)	(15,896,815)	(13,548,687)	12,117,856	(7,833,893)	(24,807,678)
Issued in reorganization	—	144,970,081	—	—	—	—
Total from portfolio share transactions	(25,300,825)	129,073,266	(13,548,687)	12,117,856	(7,833,893)	(24,807,678)
Total increase	17,200,584	147,855,865	13,139,756	51,813,764	71,791,150	27,986,250
Net assets
Beginning of period	336,384,774	188,528,909	325,596,694	273,782,930	868,278,466	840,292,216
End of period	$353,585,358	$336,384,774	$338,736,450	$325,596,694	$940,069,616	$868,278,466
The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$984,696	$1,207,405	$(1,605,023)	$22,823,570	$(352,984)	$5,730,835
Net realized gain	4,774,356	4,161,555	12,930,554	49,360,186	2,420,072	4,536,059
Change in net unrealized appreciation (depreciation)	7,872,032	3,191,445	55,137,468	45,469,432	1,704,534	11,512,733
Increase in net assets resulting from operations	13,631,084	8,560,405	66,462,999	117,653,188	3,771,622	21,779,627
Distributions to shareholders
From earnings
Series I	—	(1,259,454)	—	(2,212,734)	—	(771,879)
Series II	—	(658,088)	—	(50,051,973)	—	(9,455,527)
Series NAV	—	(3,580,074)	—	(7,473,357)	—	(411,202)
Total distributions	—	(5,497,616)	—	(59,738,064)	—	(10,638,608)
From portfolio share transactions
Portfolio share transactions	(1,177,785)	(2,159,041)	(2,651,084)	68,275,435	(2,584,607)	36,115,091
Total increase	12,453,299	903,748	63,811,915	126,190,559	1,187,015	47,256,110
Net assets
Beginning of period	116,525,113	115,621,365	1,137,025,395	1,010,834,836	233,657,404	186,401,294
End of period	$128,978,412	$116,525,113	$1,200,837,310	$1,137,025,395	$234,844,419	$233,657,404
	Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio		Mid Cap Index Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(8,938,867)	$115,184,750	$(520,211)	$7,610,247	$6,175,777	$12,618,585
Net realized gain	148,563,871	420,503,917	4,855,629	13,671,068	106,933,685	76,656,409
Change in net unrealized appreciation (depreciation)	398,910,729	185,420,595	11,206,385	13,934,298	109,316,973	51,889,019
Increase in net assets resulting from operations	538,535,733	721,109,262	15,541,803	35,215,613	222,426,435	141,164,013
Distributions to shareholders
From earnings
Series I	—	(16,683,731)	—	(741,472)	—	(105,191,983)
Series II	—	(388,074,250)	—	(15,517,113)	—	(6,949,314)
Series NAV	—	(33,722,560)	—	(1,848,646)	—	(24,385,729)
Total distributions	—	(438,480,541)	—	(18,107,231)	—	(136,527,026)
From portfolio share transactions
Portfolio share transactions	(438,494,741)	(186,581,265)	(6,604,920)	27,590,853	(57,606,401)	(45,273,599)
Issued in reorganization	39,049,320	—	—	—	—	—
Total from portfolio share transactions	(399,445,421)	(186,581,265)	(6,604,920)	27,590,853	(57,606,401)	(45,273,599)
Total increase (decrease)	139,090,312	96,047,456	8,936,883	44,699,235	164,820,034	(40,636,612)
Net assets
Beginning of period	6,301,525,934	6,205,478,478	356,185,363	311,486,128	1,303,965,322	1,344,601,934
End of period	$6,440,616,246	$6,301,525,934	$365,122,246	$356,185,363	$1,468,785,356	$1,303,965,322
The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Cap Stock Trust		Mid Value Trust		Real Estate Securities Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(3,590,069)	$(4,800,188)	$2,884,398	$8,709,333	$2,880,536	$6,065,632
Net realized gain (loss)	142,170,544	267,262,561	55,579,872	16,286,876	15,265,583	(10,494,729)
Change in net unrealized appreciation (depreciation)	(60,188,529)	159,368,656	56,925,025	20,570,677	51,617,170	(17,796,519)
Increase (decrease) in net assets resulting from operations	78,391,946	421,831,029	115,389,295	45,566,886	69,763,289	(22,225,616)
Distributions to shareholders
From earnings
Series I	—	(26,323,767)	—	(7,529,965)	—	(8,384,536)
Series II	—	(14,718,135)	—	(1,603,282)	—	(4,452,874)
Series NAV	—	(68,553,560)	—	(13,009,168)	—	(30,449,623)
Total distributions	—	(109,595,462)	—	(22,142,415)	—	(43,287,033)
From portfolio share transactions
Portfolio share transactions	(93,804,160)	(112,326,130)	(46,846,066)	(90,745,338)	(11,659,325)	9,001,484
Total increase (decrease)	(15,412,214)	199,909,437	68,543,229	(67,320,867)	58,103,964	(56,511,165)
Net assets
Beginning of period	988,888,423	788,978,986	602,766,871	670,087,738	314,219,591	370,730,756
End of period	$973,476,209	$988,888,423	$671,310,100	$602,766,871	$372,323,555	$314,219,591
	Science & Technology Trust		Small Cap Index Trust		Small Cap Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(3,965,709)	$(1,576,163)	$1,666,083	$3,834,516	$330,945	$631,092
Net realized gain	196,255,113	219,714,657	61,579,820	48,623,054	14,046,394	3,401,396
Change in net unrealized appreciation (depreciation)	(81,668,318)	213,312,865	40,988,588	45,051,515	18,638,284	7,941,889
Increase in net assets resulting from operations	110,621,086	431,451,359	104,234,491	97,509,085	33,015,623	11,974,377
Distributions to shareholders
From earnings
Series I	—	(80,848,453)	—	(29,595,245)	—	(4,400,886)
Series II	—	(7,556,916)	—	(2,524,960)	—	(1,638,867)
Series NAV	—	(11,723,381)	—	(12,565,959)	—	(1,594,913)
Total distributions	—	(100,128,750)	—	(44,686,164)	—	(7,634,666)
From portfolio share transactions
Portfolio share transactions	(104,891,800)	25,856,791	1,762,270	(43,859,861)	(7,074,873)	(2,886,064)
Total increase	5,729,286	357,179,400	105,996,761	8,963,060	25,940,750	1,453,647
Net assets
Beginning of period	1,166,723,648	809,544,248	606,191,573	597,228,513	141,030,293	139,576,646
End of period	$1,172,452,934	$1,166,723,648	$712,188,334	$606,191,573	$166,971,043	$141,030,293
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Cap Value Trust		Small Company Value Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income (loss)	$(1,900,628)	$(2,016,006)	$1,460,275	$2,329,324	$(11,957)	$426,320
Net realized gain	78,086,494	64,963,415	37,090,159	1,044,286	11,014,419	4,982,527
Change in net unrealized appreciation (depreciation)	(59,181,956)	81,253,023	61,965,418	(37,056,292)	13,734,109	8,539,393
Increase (decrease) in net assets resulting from operations	17,003,910	144,200,432	100,515,852	(33,682,682)	24,736,571	13,948,240
Distributions to shareholders
From earnings
Series I	—	(12,335,008)	—	(19,033,726)	—	(3,126,866)
Series II	—	(4,351,340)	—	(2,483,074)	—	(2,547,886)
Series NAV	—	(23,599,592)	—	(27,951,600)	—	(3,377,586)
Total distributions	—	(40,285,940)	—	(49,468,400)	—	(9,052,338)
From portfolio share transactions
Portfolio share transactions	(18,325,328)	16,577,986	(26,047,772)	54,460,728	(6,078,954)	3,173,528
Total increase (decrease)	(1,321,418)	120,492,478	74,468,080	(28,690,354)	18,657,617	8,069,430
Net assets
Beginning of period	439,826,131	319,333,653	488,342,698	517,033,052	155,160,506	147,091,076
End of period	$438,504,713	$439,826,131	$562,810,778	$488,342,698	$173,818,123	$155,160,506
	Strategic Equity Allocation Trust		Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$68,856,575	$139,889,747	$3,893,297	$10,151,243
Net realized gain	838,534,763	853,833,223	47,473,411	41,921,240
Change in net unrealized appreciation (depreciation)	261,706,141	177,343,603	69,444,023	93,057,920
Increase in net assets resulting from operations	1,169,097,479	1,171,066,573	120,810,731	145,130,403
Distributions to shareholders
From earnings
Series I	—	—	—	(50,331,351)
Series II	—	—	—	(4,117,932)
Series NAV	—	(831,491,356)	—	(19,905,047)
Total distributions	—	(831,491,356)	—	(74,354,330)
From portfolio share transactions
Portfolio share transactions	(1,241,432,158)	(729,980,309)	(28,692,725)	(11,038,834)
Total increase (decrease)	(72,334,679)	(390,405,092)	92,118,006	59,737,239
Net assets
Beginning of period	9,383,355,800	9,773,760,892	816,338,741	756,601,502
End of period	$9,311,021,121	$9,383,355,800	$908,456,747	$816,338,741
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2021[3]	43.08	0.26	6.23	6.49	—	—	—	—	49.57	15.06[4]	0.54[5]	0.30[5]	1.13[5]	4,912	1
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
12-31-2019	29.81	0.64	8.52	9.16	(0.60)	(0.53)	—	(1.13)	37.84	31.05	0.55	0.30	1.84	3,797	3[6]
12-31-2018	32.20	0.60	(2.02)	(1.42)	(0.44)	(0.53)	—	(0.97)	29.81	(4.69)	0.55	0.30	1.81	3,026	4
12-31-2017	27.29	0.50	5.31	5.81	(0.52)	(0.38)	—	(0.90)	32.20	21.52	0.55	0.30	1.69	3,135	3
12-31-2016	25.26	0.50	2.40	2.90	(0.45)	(0.42)	—	(0.87)	27.29	11.59	0.54	0.30	1.91	2,529	4[7]
Series II
06-30-2021[3]	43.09	0.21	6.24	6.45	—	—	—	—	49.54	14.97[4]	0.74[5]	0.50[5]	0.93[5]	90	1
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
12-31-2019	29.83	0.57	8.53	9.10	(0.53)	(0.53)	—	(1.06)	37.87	30.83	0.75	0.50	1.64	78	3[6]
12-31-2018	32.22	0.53	(2.01)	(1.48)	(0.38)	(0.53)	—	(0.91)	29.83	(4.88)	0.75	0.50	1.61	66	4
12-31-2017	27.31	0.45	5.30	5.75	(0.46)	(0.38)	—	(0.84)	32.22	21.28	0.75	0.50	1.50	74	3
12-31-2016	25.29	0.45	2.39	2.84	(0.40)	(0.42)	—	(0.82)	27.31	11.37	0.74	0.50	1.72	64	4[7]
Series NAV
06-30-2021[3]	43.07	0.27	6.24	6.51	—	—	—	—	49.58	15.11[4]	0.49[5]	0.25[5]	1.18[5]	2,730	1
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
12-31-2019	29.80	0.66	8.52	9.18	(0.61)	(0.53)	—	(1.14)	37.84	31.16	0.50	0.25	1.90	2,229	3[6]
12-31-2018	32.19	0.61	(2.01)	(1.40)	(0.46)	(0.53)	—	(0.99)	29.80	(4.65)	0.50	0.25	1.86	1,721	4
12-31-2017	27.29	0.52	5.29	5.81	(0.53)	(0.38)	—	(0.91)	32.19	21.54	0.50	0.25	1.75	1,892	3
12-31-2016	25.26	0.51	2.40	2.91	(0.46)	(0.42)	—	(0.88)	27.29	11.64	0.49	0.25	1.96	1,641	4[7]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions. 7 Excludes merger activity.
American Asset Allocation Trust
Series I
06-30-2021[3]	12.26	—[4,5]	1.21	1.21	—	—	—	—	13.47	9.87[6]	0.62[7,8]	0.62[7,8]	0.07[5,7]	364	4
12-31-2020	12.58	0.16[5]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63[8]	0.62[8]	1.30[5]	334	3
12-31-2019	11.84	0.19[5]	2.16	2.35	(0.16)	(1.45)	—	(1.61)	12.58	20.78	0.63[8]	0.62[8]	1.52[5]	306	7
12-31-2018	14.29	0.18[5]	(0.76)	(0.58)	(0.16)	(1.71)	—	(1.87)	11.84	(4.91)	0.63[8]	0.62[8]	1.27[5]	262	6
12-31-2017	13.36	0.17[5]	1.89	2.06	(0.16)	(0.97)	—	(1.13)	14.29	15.79	0.63[8]	0.62[8]	1.17[5]	283	6
12-31-2016	14.21	0.18[5]	1.06	1.24	(0.17)	(1.92)	—	(2.09)	13.36	8.99	0.61[8,9]	0.60[8,9]	1.29[5]	244	4
Series II
06-30-2021[3]	12.26	—[4,5]	1.21	1.21	—	—	—	—	13.47	9.87[6]	0.77[7,8]	0.71[7,8]	(0.05)[5,7]	945	4
12-31-2020	12.58	0.14[5]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78[8]	0.71[8]	1.15[5]	953	3
12-31-2019	11.84	0.17[5]	2.17	2.34	(0.15)	(1.45)	—	(1.60)	12.58	20.67	0.78[8]	0.71[8]	1.36[5]	967	7
12-31-2018	14.30	0.15[5]	(0.75)	(0.60)	(0.15)	(1.71)	—	(1.86)	11.84	(5.06)	0.78[8]	0.71[8]	1.11[5]	934	6
12-31-2017	13.37	0.14[5]	1.91	2.05	(0.15)	(0.97)	—	(1.12)	14.30	15.69	0.78[8]	0.71[8]	1.00[5]	1,141	6
12-31-2016	14.21	0.15[5]	1.08	1.23	(0.15)	(1.92)	—	(2.07)	13.37	8.92	0.76[8,9]	0.72[8,9]	1.08[5]	1,133	4
Series III
06-30-2021[3]	12.27	0.03[5]	1.21	1.24	—	—	—	—	13.51	10.11[6]	0.27[7,8]	0.27[7,8]	0.41[5,7]	130	4
12-31-2020	12.58	0.20[5]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28[8]	0.27[8]	1.61[5]	125	3
12-31-2019	11.84	0.23[5]	2.17	2.40	(0.21)	(1.45)	—	(1.66)	12.58	21.16	0.28[8]	0.27[8]	1.81[5]	122	7
12-31-2018	14.30	0.22[5]	(0.76)	(0.54)	(0.21)	(1.71)	—	(1.92)	11.84	(4.62)	0.28[8]	0.27[8]	1.56[5]	116	6
12-31-2017	13.36	0.21[5]	1.91	2.12	(0.21)	(0.97)	—	(1.18)	14.30	16.25	0.28[8]	0.27[8]	1.45[5]	141	6
12-31-2016	14.20	0.22[5]	1.08	1.30	(0.22)	(1.92)	—	(2.14)	13.36	9.43	0.26[8,9]	0.25[8,9]	1.55[5]	137	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Less than $0.005 per share. 5 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6 Not annualized. 7 Annualized. 8 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 9 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2021[3]	19.75	(0.01)[4]	2.26	2.25	—	—	—	—	22.00	11.39[5]	0.64[6,7]	0.63[6,7]	(0.06)[4,6]	45	7
12-31-2020	16.49	—[4,8]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65[7]	0.64[7]	(0.02)[4]	39	6
12-31-2019	13.68	0.12[4]	4.43	4.55	(0.10)	(1.64)	—	(1.74)	16.49	34.71	0.65[7]	0.64[7]	0.79[4]	27	9
12-31-2018	16.10	0.05[4]	(1.43)	(1.38)	(0.04)	(1.00)	—	(1.04)	13.68	(9.37)	0.64[7]	0.64[7]	0.29[4]	17	11
12-31-2017	13.43	0.05[4]	4.00	4.05	(0.04)	(1.34)	—	(1.38)	16.10	30.91	0.65[7]	0.64[7]	0.33[4]	19	9
12-31-2016	15.38	0.10[4]	(0.01)	0.09	(0.08)	(1.96)	—	(2.04)	13.43	0.28	0.64[7]	0.60[7]	0.69[4]	13	14
Series II
06-30-2021[3]	19.66	(0.02)[4]	2.26	2.24	—	—	—	—	21.90	11.39[5]	0.79[6,7]	0.70[6,7]	(0.15)[4,6]	175	7
12-31-2020	16.44	(0.02)[4]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80[7]	0.71[7]	(0.13)[4]	172	6
12-31-2019	13.64	0.09[4]	4.44	4.53	(0.09)	(1.64)	—	(1.73)	16.44	34.66	0.80[7]	0.71[7]	0.60[4]	161	9
12-31-2018	16.06	0.03[4]	(1.42)	(1.39)	(0.03)	(1.00)	—	(1.03)	13.64	(9.46)	0.79[7]	0.71[7]	0.16[4]	144	11
12-31-2017	13.39	0.03[4]	4.01	4.04	(0.03)	(1.34)	—	(1.37)	16.06	30.92	0.80[7]	0.71[7]	0.16[4]	185	9
12-31-2016	15.35	0.06[4]	—	0.06	(0.06)	(1.96)	—	(2.02)	13.39	0.10	0.79[7]	0.70[7]	0.42[4]	166	14
Series III
06-30-2021[3]	19.75	0.03[4]	2.26	2.29	—	—	—	—	22.04	11.59[5]	0.29[6,7]	0.28[6,7]	0.28[4,6]	33	7
12-31-2020	16.43	0.05[4]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30[7]	0.29[7]	0.30[4]	32	6
12-31-2019	13.63	0.16[4]	4.43	4.59	(0.15)	(1.64)	—	(1.79)	16.43	35.17	0.30[7]	0.29[7]	1.03[4]	30	9
12-31-2018	16.05	0.10[4]	(1.43)	(1.33)	(0.09)	(1.00)	—	(1.09)	13.63	(9.04)	0.29[7]	0.29[7]	0.60[4]	27	11
12-31-2017	13.39	0.09[4]	4.00	4.09	(0.09)	(1.34)	—	(1.43)	16.05	31.34	0.30[7]	0.29[7]	0.56[4]	32	9
12-31-2016	15.34	0.13[4]	0.01	0.14	(0.13)	(1.96)	—	(2.09)	13.39	0.63	0.29[7]	0.24[7]	0.90[4]	31	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
American Growth Trust
Series I
06-30-2021[3]	23.31	(0.04)[4]	3.00	2.96	—	—	—	—	26.27	12.70[5]	0.63[6,7]	0.62[6,7]	(0.36)[4,6]	243	8
12-31-2020	17.56	(0.01)[4]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63[7]	0.62[7]	(0.06)[4]	215	4
12-31-2019	16.55	0.07[4]	4.50	4.57	(0.04)	(3.52)	—	(3.56)	17.56	30.30	0.63[7]	0.63[7]	0.38[4]	148	12
12-31-2018	20.17	0.01[4]	0.32	0.33	—	(3.95)	—	(3.95)	16.55	(0.66)	0.63[7]	0.62[7]	0.06[4]	121	13
12-31-2017	18.62	0.03[4]	4.86	4.89	(0.02)	(3.32)	—	(3.34)	20.17	27.87	0.63[7]	0.62[7]	0.13[4]	130	11
12-31-2016	24.15	0.09[4]	1.89	1.98	(0.07)	(7.44)	—	(7.51)	18.62	9.08	0.62[7]	0.62[7]	0.41[4]	109	12
Series II
06-30-2021[3]	23.07	(0.05)[4]	2.97	2.92	—	—	—	—	25.99	12.66[5]	0.78[6,7]	0.68[6,7]	(0.43)[4,6]	747	8
12-31-2020	17.41	(0.03)[4]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78[7]	0.68[7]	(0.13)[4]	729	4
12-31-2019	16.44	0.05[4]	4.47	4.52	(0.03)	(3.52)	—	(3.55)	17.41	30.20	0.78[7]	0.69[7]	0.28[4]	619	12
12-31-2018	20.06	(0.01)[4]	0.33	0.32	—	(3.94)	—	(3.94)	16.44	(0.71)	0.78[7]	0.68[7]	(0.03)[4]	574	13
12-31-2017	18.54	0.01[4]	4.84	4.85	(0.01)	(3.32)	—	(3.33)	20.06	27.74	0.78[7]	0.68[7]	0.04[4]	688	11
12-31-2016	24.08	0.07[4]	1.89	1.96	(0.06)	(7.44)	—	(7.50)	18.54	9.03	0.77[7]	0.68[7]	0.32[4]	658	12
Series III
06-30-2021[3]	23.19	—[4,8]	2.99	2.99	—	—	—	—	26.18	12.89[5]	0.28[6,7]	0.27[6,7]	(0.02)[4,6]	106	8
12-31-2020	17.43	0.05[4]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28[7]	0.27[7]	0.28[4]	103	4
12-31-2019	16.44	0.12[4]	4.49	4.61	(0.10)	(3.52)	—	(3.62)	17.43	30.80	0.28[7]	0.28[7]	0.70[4]	91	12
12-31-2018	20.06	0.08[4]	0.32	0.40	(0.05)	(3.97)	—	(4.02)	16.44	(0.28)	0.28[7]	0.27[7]	0.38[4]	83	13
12-31-2017	18.54	0.09[4]	4.84	4.93	(0.09)	(3.32)	—	(3.41)	20.06	28.22	0.28[7]	0.27[7]	0.44[4]	98	11
12-31-2016	24.07	0.16[4]	1.90	2.06	(0.15)	(7.44)	—	(7.59)	18.54	9.48	0.27[7]	0.27[7]	0.75[4]	94	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2021[3]	15.87	0.02[4]	2.19	2.21	—	—	—	—	18.08	13.93[5]	0.63[6,7]	0.62[6,7]	0.22[4,6]	325	1
12-31-2020	16.38	0.15[4]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63[7]	0.62[7]	0.97[4]	298	8
12-31-2019	15.03	0.21[4]	3.45	3.66	(0.17)	(2.14)	—	(2.31)	16.38	25.70	0.63[7]	0.62[7]	1.28[4]	288	13
12-31-2018	17.69	0.17[4]	(0.32)	(0.15)	(0.17)	(2.34)	—	(2.51)	15.03	(2.18)	0.63[7]	0.62[7]	0.97[4]	240	11
12-31-2017	17.58	0.18[4]	3.37	3.55	(0.17)	(3.27)	—	(3.44)	17.69	22.03	0.63[7]	0.62[7]	1.00[4]	275	8
12-31-2016	21.16	0.22[4]	1.94	2.16	(0.19)	(5.55)	—	(5.74)	17.58	11.10	0.62[7]	0.61[7]	1.10[4]	247	13
Series II
06-30-2021[3]	15.79	0.01[4]	2.18	2.19	—	—	—	—	17.98	13.87[5]	0.78[6,7]	0.70[6,7]	0.12[4,6]	542	1
12-31-2020	16.31	0.14[4]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78[7]	0.70[7]	0.88[4]	528	8
12-31-2019	14.97	0.18[4]	3.46	3.64	(0.16)	(2.14)	—	(2.30)	16.31	25.64	0.78[7]	0.70[7]	1.13[4]	518	13
12-31-2018	17.63	0.15[4]	(0.31)	(0.16)	(0.16)	(2.34)	—	(2.50)	14.97	(2.27)	0.78[7]	0.70[7]	0.85[4]	492	11
12-31-2017	17.54	0.16[4]	3.35	3.51	(0.15)	(3.27)	—	(3.42)	17.63	21.89	0.78[7]	0.70[7]	0.87[4]	594	8
12-31-2016	21.12	0.19[4]	1.96	2.15	(0.18)	(5.55)	—	(5.73)	17.54	11.06	0.77[7]	0.69[7]	0.97[4]	585	13
Series III
06-30-2021[3]	15.83	0.05[4]	2.19	2.24	—	—	—	—	18.07	14.15[5]	0.28[6,7]	0.27[6,7]	0.56[4,6]	215	1
12-31-2020	16.34	0.21[4]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28[7]	0.27[7]	1.32[4]	208	8
12-31-2019	14.99	0.26[4]	3.46	3.72	(0.23)	(2.14)	—	(2.37)	16.34	26.16	0.28[7]	0.27[7]	1.58[4]	202	13
12-31-2018	17.65	0.23[4]	(0.32)	(0.09)	(0.23)	(2.34)	—	(2.57)	14.99	(1.82)	0.28[7]	0.27[7]	1.30[4]	189	11
12-31-2017	17.55	0.24[4]	3.36	3.60	(0.23)	(3.27)	—	(3.50)	17.65	22.39	0.28[7]	0.27[7]	1.30[4]	222	8
12-31-2016	21.12	0.28[4]	1.96	2.24	(0.26)	(5.55)	—	(5.81)	17.55	11.54	0.27[7]	0.26[7]	1.42[4]	218	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
06-30-2021[3]	21.41	(0.06)[4]	1.00	0.94	—	—	—	—	22.35	4.39[5]	0.63[6,7]	0.62[6,7]	(0.51)[4,6]	162	2
12-31-2020	19.83	0.06[4]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64[7]	0.63[7]	0.32[4]	170	10
12-31-2019	17.67	0.22[4]	3.56	3.78	(0.18)	(1.44)	—	(1.62)	19.83	22.40	0.64[7]	0.63[7]	1.12[4]	137	10
12-31-2018	21.93	0.28[4]	(3.14)	(2.86)	(0.27)	(1.13)	—	(1.40)	17.67	(13.46)	0.63[7]	0.62[7]	1.32[4]	119	20
12-31-2017	17.71	0.19[4]	5.34	5.53	(0.18)	(1.13)	—	(1.31)	21.93	31.65	0.63[7]	0.62[7]	0.90[4]	132	9
12-31-2016	17.35	0.17[4]	0.37	0.54	(0.18)	—	—	(0.18)	17.71	3.12	0.63[7]	0.62[7]	0.99[4]	93	17
Series II
06-30-2021[3]	21.39	(0.07)[4]	1.00	0.93	—	—	—	—	22.32	4.35[5]	0.78[6,7]	0.75[6,7]	(0.64)[4,6]	313	2
12-31-2020	19.82	0.03[4]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79[7]	0.76[7]	0.16[4]	317	10
12-31-2019	17.66	0.17[4]	3.59	3.76	(0.16)	(1.44)	—	(1.60)	19.82	22.27	0.79[7]	0.76[7]	0.88[4]	310	10
12-31-2018	21.92	0.24[4]	(3.13)	(2.89)	(0.24)	(1.13)	—	(1.37)	17.66	(13.59)	0.78[7]	0.75[7]	1.11[4]	300	20
12-31-2017	17.70	0.14[4]	5.36	5.50	(0.15)	(1.13)	—	(1.28)	21.92	31.49	0.78[7]	0.75[7]	0.69[4]	381	9
12-31-2016	17.34	0.14[4]	0.37	0.51	(0.15)	—	—	(0.15)	17.70	2.97	0.78[7]	0.75[7]	0.82[4]	361	17
Series III
06-30-2021[3]	21.34	(0.02)[4]	0.99	0.97	—	—	—	—	22.31	4.55[5]	0.28[6,7]	0.27[6,7]	(0.16)[4,6]	38	2
12-31-2020	19.75	0.12[4]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29[7]	0.28[7]	0.64[4]	38	10
12-31-2019	17.59	0.26[4]	3.59	3.85	(0.25)	(1.44)	—	(1.69)	19.75	22.89	0.29[7]	0.28[7]	1.38[4]	37	10
12-31-2018	21.86	0.34[4]	(3.14)	(2.80)	(0.34)	(1.13)	—	(1.47)	17.59	(13.20)	0.28[7]	0.27[7]	1.61[4]	35	20
12-31-2017	17.65	0.24[4]	5.35	5.59	(0.25)	(1.13)	—	(1.38)	21.86	32.12	0.28[7]	0.27[7]	1.16[4]	43	9
12-31-2016	17.29	0.23[4]	0.37	0.60	(0.24)	—	—	(0.24)	17.65	3.49	0.28[7]	0.27[7]	1.33[4]	41	17
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
06-30-2021[3]	40.21	(0.09)	5.08	4.99	—	—	—	—	45.20	12.41[4]	0.82[5]	0.78[5]	(0.43)[5]	405	16
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
12-31-2019	30.96	(0.02)	8.82	8.80	—	(5.31)	—	(5.31)	34.45	29.80	0.84	0.81	(0.04)	325	29
12-31-2018	34.92	(0.01)	1.32	1.31	(0.01)	(5.26)	—	(5.27)	30.96	1.97	0.84	0.80	(0.02)	289	35
12-31-2017	27.45	(0.01)	9.74	9.73	(0.02)	(2.24)	—	(2.26)	34.92	36.28	0.85	0.82	(0.02)	323	25
12-31-2016	32.45	0.02	0.17	0.19	—[6]	(5.19)	—	(5.19)	27.45	0.81	0.85[7]	0.82[7]	0.07	270	30
Series II
06-30-2021[3]	38.48	(0.12)	4.84	4.72	—	—	—	—	43.20	12.27[4]	1.02[5]	0.98[5]	(0.63)[5]	153	16
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
12-31-2019	30.07	(0.08)	8.54	8.46	—	(5.31)	—	(5.31)	33.22	29.53	1.04	1.01	(0.24)	134	29
12-31-2018	34.10	(0.08)	1.31	1.23	—	(5.26)	—	(5.26)	30.07	1.78	1.04	1.00	(0.22)	123	35
12-31-2017	26.89	(0.07)	9.52	9.45	—	(2.24)	—	(2.24)	34.10	35.96	1.05	1.02	(0.22)	132	25
12-31-2016	31.95	(0.04)	0.17	0.13	—	(5.19)	—	(5.19)	26.89	0.62	1.05[7]	1.01[7]	(0.13)	115	30
Series NAV
06-30-2021[3]	40.27	(0.08)	5.08	5.00	—	—	—	—	45.27	12.42[4]	0.77[5]	0.73[5]	(0.38)[5]	1,902	16
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
12-31-2019	30.97	—[6]	8.81	8.81	—[6]	(5.31)	—	(5.31)	34.47	29.83	0.79	0.76	0.01	1,708	29
12-31-2018	34.92	0.01	1.32	1.33	(0.02)	(5.26)	—	(5.28)	30.97	2.03	0.79	0.75	0.04	1,512	35
12-31-2017	27.45	0.01	9.74	9.75	(0.04)	(2.24)	—	(2.28)	34.92	36.34	0.80	0.77	0.03	1,342	25
12-31-2016	32.45	0.04	0.17	0.21	(0.02)	(5.19)	—	(5.21)	27.45	0.85	0.80[7]	0.76[7]	0.12	1,182	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Capital Appreciation Trust
Series I
06-30-2021[3]	7.60	(0.02)	0.79	0.77	—	—	—	—	8.37	10.13[4]	0.79[5]	0.78[5]	(0.47)[5]	274	24
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
12-31-2019	12.09	(0.01)	2.92	2.91	(0.01)	(9.60)	—	(9.61)	5.39	32.89	0.81	0.81	(0.06)	195	40
12-31-2018	14.65	0.02	0.23	0.25	(0.04)	(2.77)	—	(2.81)	12.09	(0.80)	0.80	0.79	0.13	169	37
12-31-2017	11.69	—[6]	4.15	4.15	(0.01)	(1.18)	—	(1.19)	14.65	36.53	0.80	0.79	0.03	192	47
12-31-2016	14.12	0.01	(0.14)	(0.13)	—	(2.30)	—	(2.30)	11.69	(1.08)	0.77[7]	0.76[7]	0.08	164	45
Series II
06-30-2021[3]	6.57	(0.02)	0.68	0.66	—	—	—	—	7.23	10.05[4]	0.99[5]	0.98[5]	(0.67)[5]	89	24
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
12-31-2019	11.61	(0.02)	2.75	2.73	—[6]	(9.60)	—	(9.60)	4.74	32.65	1.01	1.01	(0.26)	66	40
12-31-2018	14.16	(0.01)	0.24	0.23	(0.01)	(2.77)	—	(2.78)	11.61	(0.99)	1.00	0.99	(0.07)	58	37
12-31-2017	11.35	(0.02)	4.01	3.99	—	(1.18)	—	(1.18)	14.16	36.20	1.00	0.99	(0.17)	66	47
12-31-2016	13.80	(0.02)	(0.13)	(0.15)	—	(2.30)	—	(2.30)	11.35	(1.26)	0.97[7]	0.96[7]	(0.12)	58	45
Series NAV
06-30-2021[3]	7.66	(0.02)	0.79	0.77	—	—	—	—	8.43	10.05[4]	0.74[5]	0.73[5]	(0.42)[5]	404	24
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
12-31-2019	12.11	—[6]	2.92	2.92	(0.01)	(9.60)	—	(9.61)	5.42	32.88	0.76	0.76	(0.01)	282	40
12-31-2018	14.67	0.03	0.23	0.26	(0.05)	(2.77)	—	(2.82)	12.11	(0.72)	0.75	0.74	0.20	281	37
12-31-2017	11.71	0.01	4.15	4.16	(0.02)	(1.18)	—	(1.20)	14.67	36.51	0.75	0.74	0.08	798	47
12-31-2016	14.13	0.02	(0.14)	(0.12)	—[6]	(2.30)	—	(2.30)	11.71	(1.00)	0.72[7]	0.71[7]	0.12	718	45
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
06-30-2021[3]	13.39	0.05	1.26	1.31	—	—	—	—	14.70	9.78[4]	0.92[5]	0.88[5]	0.71[5]	10	34
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
12-31-2019	10.92	0.16	2.44	2.60	(0.17)	(0.80)	—	(0.97)	12.55	24.31	0.93	0.89	1.33	8	45
12-31-2018	11.98	0.28[6]	(0.18)	0.10	(0.25)	(0.91)	—	(1.16)	10.92	0.39	0.92	0.88	2.35[6]	4	78
12-31-2017	11.08	0.13	1.52	1.65	(0.17)	(0.58)	—	(0.75)	11.98	15.15	0.92	0.88	1.12	4	64
12-31-2016	11.47	0.17	0.76	0.93	(0.15)	(1.17)	—	(1.32)	11.08	8.12	0.91	0.87	1.50	3	68
Series II
06-30-2021[3]	13.32	0.03	1.26	1.29	—	—	—	—	14.61	9.68[4]	1.12[5]	1.08[5]	0.50[5]	284	34
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
12-31-2019	10.87	0.14	2.42	2.56	(0.14)	(0.80)	—	(0.94)	12.49	24.10	1.13	1.09	1.17	278	45
12-31-2018	11.94	0.26[6]	(0.19)	0.07	(0.23)	(0.91)	—	(1.14)	10.87	0.11	1.12	1.08	2.15[6]	259	78
12-31-2017	11.04	0.11	1.52	1.63	(0.15)	(0.58)	—	(0.73)	11.94	14.99	1.12	1.08	0.92	305	64
12-31-2016	11.44	0.14	0.76	0.90	(0.13)	(1.17)	—	(1.30)	11.04	7.84	1.11	1.07	1.25	305	68
Series NAV
06-30-2021[3]	13.35	0.05	1.26	1.31	—	—	—	—	14.66	9.81[4]	0.87[5]	0.83[5]	0.75[5]	182	34
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
12-31-2019	10.89	0.17	2.43	2.60	(0.17)	(0.80)	—	(0.97)	12.52	24.44	0.88	0.84	1.41	127	45
12-31-2018	11.95	0.29[6]	(0.18)	0.11	(0.26)	(0.91)	—	(1.17)	10.89	0.45	0.87	0.83	2.40[6]	91	78
12-31-2017	11.06	0.14	1.51	1.65	(0.18)	(0.58)	—	(0.76)	11.95	15.14	0.87	0.83	1.17	92	64
12-31-2016	11.45	0.18	0.75	0.93	(0.15)	(1.17)	—	(1.32)	11.06	8.19	0.86	0.82	1.54	75	68
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.12 and 1.00%, respectively.
Disciplined Value International Trust
Series I
06-30-2021[3]	13.05	0.28	1.26	1.54	—	—	—	—	14.59	11.80[4]	0.92[5]	0.91[5]	3.55[5]	81	36
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190[6]
12-31-2019	11.84	0.30	1.13	1.43	(0.35)	—	—	(0.35)	12.92	12.33	0.94	0.94	2.39	83	36
12-31-2018	14.33	0.26	(2.41)	(2.15)	(0.34)	—	—	(0.34)	11.84	(15.03)	0.92	0.91	1.87	84	34
12-31-2017	12.45	0.25	1.89	2.14	(0.26)	—	—	(0.26)	14.33	17.14	0.93	0.92	1.84	113	27
12-31-2016	11.33	0.23	1.15	1.38	(0.26)	—	—	(0.26)	12.45	12.24	0.76[7]	0.75[7]	1.95	111	27[8]
Series II
06-30-2021[3]	13.04	0.26	1.26	1.52	—	—	—	—	14.56	11.66[4]	1.12[5]	1.11[5]	3.36[5]	48	36
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190[6]
12-31-2019	11.83	0.27	1.14	1.41	(0.33)	—	—	(0.33)	12.91	12.13	1.14	1.14	2.19	50	36
12-31-2018	14.32	0.23	(2.40)	(2.17)	(0.32)	—	—	(0.32)	11.83	(15.17)	1.12	1.11	1.67	50	34
12-31-2017	12.44	0.23	1.88	2.11	(0.23)	—	—	(0.23)	14.32	16.88	1.13	1.12	1.65	69	27
12-31-2016	11.33	0.21	1.14	1.35	(0.24)	—	—	(0.24)	12.44	11.94	0.95[7]	0.94[7]	1.83	71	27[8]
Series NAV
06-30-2021[3]	12.94	0.28	1.25	1.53	—	—	—	—	14.47	11.82[4]	0.87[5]	0.86[5]	3.61[5]	194	36
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190[6]
12-31-2019	11.75	0.30	1.13	1.43	(0.36)	—	—	(0.36)	12.82	12.41	0.89	0.89	2.41	177	36
12-31-2018	14.22	0.27	(2.39)	(2.12)	(0.35)	—	—	(0.35)	11.75	(14.96)	0.87	0.86	1.98	167	34
12-31-2017	12.35	0.26	1.87	2.13	(0.26)	—	—	(0.26)	14.22	17.25	0.88	0.87	1.89	686	27
12-31-2016	11.25	0.25	1.11	1.36	(0.26)	—	—	(0.26)	12.35	12.20	0.69[7]	0.68[7]	2.16	677	27[8]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.17%. 8 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
Series I
06-30-2021[3]	9.67	0.11	1.45	1.56	—	—	—	—	11.23	16.13[4]	1.10[5]	1.09[5]	2.17[5]	7	10
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
12-31-2019	8.93	0.16	0.78	0.94	(0.30)	—	—	(0.30)	9.57	10.94	1.18	1.17	1.79	6	23
12-31-2018	10.63	0.19	(1.63)	(1.44)	(0.26)	—	—	(0.26)	8.93	(13.60)	1.12	1.12	1.91	7	14
12-31-2017	8.14	0.13	2.52	2.65	(0.16)	—	—	(0.16)	10.63	32.70	1.12	1.12	1.30	8	28[6]
12-31-2016	7.04	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.14	18.00	1.13	1.12	1.51	3	22
Series II
06-30-2021[3]	9.67	0.10	1.45	1.55	—	—	—	—	11.22	16.03[4]	1.30[5]	1.29[5]	1.94[5]	36	10
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
12-31-2019	8.93	0.15	0.77	0.92	(0.28)	—	—	(0.28)	9.57	10.71	1.38	1.37	1.64	35	23
12-31-2018	10.63	0.17	(1.63)	(1.46)	(0.24)	—	—	(0.24)	8.93	(13.79)	1.32	1.32	1.72	35	14
12-31-2017	8.14	(0.02)	2.65	2.63	(0.14)	—	—	(0.14)	10.63	32.47	1.32	1.32	(0.19)	48	28[6]
12-31-2016	7.05	0.10	1.14	1.24	(0.15)	—	—	(0.15)	8.14	17.62	1.33	1.32	1.33	—[7]	22
Series NAV
06-30-2021[3]	9.65	0.12	1.44	1.56	—	—	—	—	11.21	16.05[4]	1.05[5]	1.04[5]	2.24[5]	225	10
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
12-31-2019	8.92	0.17	0.76	0.93	(0.30)	—	—	(0.30)	9.55	10.89	1.13	1.12	1.87	193	23
12-31-2018	10.61	0.21	(1.63)	(1.42)	(0.27)	—	—	(0.27)	8.92	(13.48)	1.07	1.07	2.04	168	14
12-31-2017	8.13	0.16	2.49	2.65	(0.17)	—	—	(0.17)	10.61	32.67	1.07	1.07	1.68	724	28[6]
12-31-2016	7.03	0.12	1.15	1.27	(0.17)	—	—	(0.17)	8.13	18.08	1.07	1.06	1.67	608	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity. 7 Less than $500,000.
Equity Income Trust
Series I
06-30-2021[3]	13.79	0.13	2.39	2.52	—	—	—	—	16.31	18.27[4]	0.77[5]	0.74[5]	1.69[5]	255	13
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
12-31-2019	13.65	0.35	3.07	3.42	(0.31)	(1.41)	—	(1.72)	15.35	26.34	0.80	0.77	2.30	255	18[6]
12-31-2018	17.50	0.35	(1.74)	(1.39)	(0.30)	(2.16)	—	(2.46)	13.65	(9.58)	0.81	0.78	2.12	215	18
12-31-2017	16.67	0.32	2.24	2.56	(0.39)	(1.34)	—	(1.73)	17.50	16.29	0.82	0.78	1.88	276	21
12-31-2016	15.79	0.42	2.47	2.89	(0.36)	(1.65)	—	(2.01)	16.67	19.12	0.81[7]	0.77[7]	2.59	272	28
Series II
06-30-2021[3]	13.70	0.11	2.38	2.49	—	—	—	—	16.19	18.18[4]	0.97[5]	0.94[5]	1.48[5]	134	13
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
12-31-2019	13.58	0.31	3.07	3.38	(0.28)	(1.41)	—	(1.69)	15.27	26.17	1.00	0.97	2.10	137	18[6]
12-31-2018	17.42	0.32	(1.73)	(1.41)	(0.27)	(2.16)	—	(2.43)	13.58	(9.75)	1.01	0.98	1.92	111	18
12-31-2017	16.61	0.29	2.21	2.50	(0.35)	(1.34)	—	(1.69)	17.42	16.00	1.02	0.98	1.68	145	21
12-31-2016	15.74	0.38	2.46	2.84	(0.32)	(1.65)	—	(1.97)	16.61	18.91	1.01[7]	0.97[7]	2.39	148	28
Series NAV
06-30-2021[3]	13.70	0.13	2.38	2.51	—	—	—	—	16.21	18.32[4]	0.72[5]	0.69[5]	1.73[5]	1,272	13
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
12-31-2019	13.58	0.35	3.07	3.42	(0.32)	(1.41)	—	(1.73)	15.27	26.47	0.75	0.72	2.34	1,304	18[6]
12-31-2018	17.42	0.36	(1.73)	(1.37)	(0.31)	(2.16)	—	(2.47)	13.58	(9.52)	0.76	0.73	2.18	1,149	18
12-31-2017	16.61	0.33	2.22	2.55	(0.40)	(1.34)	—	(1.74)	17.42	16.28	0.77	0.73	1.93	1,393	21
12-31-2016	15.74	0.42	2.46	2.88	(0.36)	(1.65)	—	(2.01)	16.61	19.18	0.76[7]	0.72[7]	2.63	1,400	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
06-30-2021[3]	12.79	0.07	2.27	2.34	—	—	—	—	15.13	18.30[4]	0.91[5]	0.90[5]	0.99[5]	117	35
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
12-31-2019	11.90	0.21	3.39	3.60	(0.60)	(0.82)	—	(1.42)	14.08	31.79	0.91	0.90	1.53	113	28
12-31-2018	14.99	0.20	(2.15)	(1.95)	(0.18)	(0.96)	—	(1.14)	11.90	(14.49)	0.89	0.88	1.34	120	25
12-31-2017	13.16	0.17	1.83	2.00	(0.17)	—	—	(0.17)	14.99	15.28	0.88	0.87	1.20	170	42
12-31-2016	11.18	0.18	1.97	2.15	(0.17)	—	—	(0.17)	13.16	19.37	0.88	0.87	1.66	162	45
Series II
06-30-2021[3]	12.67	0.06	2.24	2.30	—	—	—	—	14.97	18.15[4]	1.11[5]	1.10[5]	0.80[5]	21	35
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
12-31-2019	11.79	0.18	3.36	3.54	(0.55)	(0.82)	—	(1.37)	13.96	31.51	1.11	1.10	1.32	17	28
12-31-2018	14.88	0.17	(2.13)	(1.96)	(0.17)	(0.96)	—	(1.13)	11.79	(14.62)	1.09	1.08	1.14	15	25
12-31-2017	13.07	0.14	1.81	1.95	(0.14)	—	—	(0.14)	14.88	15.02	1.08	1.07	0.99	19	42
12-31-2016	11.10	0.16	1.96	2.12	(0.15)	—	—	(0.15)	13.07	19.21	1.08	1.07	1.48	21	45
Series NAV
06-30-2021[3]	12.75	0.07	2.25	2.32	—	—	—	—	15.07	18.20[4]	0.86[5]	0.85[5]	1.04[5]	32	35
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
12-31-2019	11.88	0.21	3.38	3.59	(0.62)	(0.82)	—	(1.44)	14.03	31.71	0.86	0.85	1.57	28	28
12-31-2018	14.95	0.21	(2.14)	(1.93)	(0.18)	(0.96)	—	(1.14)	11.88	(14.38)	0.84	0.83	1.39	29	25
12-31-2017	13.13	0.17	1.83	2.00	(0.18)	—	—	(0.18)	14.95	15.29	0.83	0.82	1.25	48	42
12-31-2016	11.15	0.19	1.96	2.15	(0.17)	—	—	(0.17)	13.13	19.47	0.83	0.82	1.72	26	45
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
Fundamental All Cap Core Trust
Series I
06-30-2021[3]	30.15	0.02	6.04	6.06	—	—	—	—	36.21	20.10[4]	0.76[5]	0.75[5]	0.12[5]	132	5
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
12-31-2019	19.64	0.11	6.79	6.90	(0.10)	(1.88)	—	(1.98)	24.56	36.45	0.77	0.76	0.48	119	15
12-31-2018	25.83	0.09	(2.79)	(2.70)	(0.10)	(3.39)	—	(3.49)	19.64	(13.16)	0.76	0.76	0.36	122	24
12-31-2017	20.89	0.11	5.58	5.69	(0.18)	(0.57)	—	(0.75)	25.83	27.70	0.76	0.76	0.46	172	42
12-31-2016	22.30	0.15	1.58	1.73	(0.12)	(3.02)	—	(3.14)	20.89	8.34	0.75	0.75	0.73	146	26
Series II
06-30-2021[3]	30.06	(0.01)	6.01	6.00	—	—	—	—	36.06	19.96[4]	0.96[5]	0.95[5]	(0.08)[5]	59	5
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
12-31-2019	19.59	0.06	6.78	6.84	(0.06)	(1.88)	—	(1.94)	24.49	36.18	0.97	0.96	0.28	49	15
12-31-2018	25.77	0.04	(2.78)	(2.74)	(0.05)	(3.39)	—	(3.44)	19.59	(13.34)	0.96	0.96	0.17	41	24
12-31-2017	20.84	0.06	5.58	5.64	(0.14)	(0.57)	—	(0.71)	25.77	27.43	0.96	0.96	0.27	54	42
12-31-2016	22.23	0.11	1.56	1.67	(0.04)	(3.02)	—	(3.06)	20.84	8.12	0.95	0.95	0.53	49	26
Series NAV
06-30-2021[3]	30.34	0.03	6.08	6.11	—	—	—	—	36.45	20.10[4]	0.71[5]	0.70[5]	0.17[5]	2,337	5
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
12-31-2019	19.74	0.12	6.84	6.96	(0.11)	(1.88)	—	(1.99)	24.71	36.58	0.72	0.71	0.52	1,700	15
12-31-2018	25.96	0.11	(2.82)	(2.71)	(0.12)	(3.39)	—	(3.51)	19.74	(13.16)	0.71	0.71	0.42	1,347	24
12-31-2017	20.98	0.12	5.62	5.74	(0.19)	(0.57)	—	(0.76)	25.96	27.77	0.71	0.71	0.51	1,662	42
12-31-2016	22.40	0.16	1.58	1.74	(0.14)	(3.02)	—	(3.16)	20.98	8.40	0.71	0.70	0.78	1,403	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
06-30-2021[3]	25.10	0.12	5.43	5.55	—	—	—	—	30.65	22.11[4]	0.77[5]	0.76[5]	0.86[5]	473	22
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
12-31-2019	17.51	0.25	5.97	6.22	(0.25)	(0.35)	—	(0.60)	23.13	35.85	0.78	0.77	1.17	403	13
12-31-2018	21.36	0.25	(3.87)	(3.62)	(0.23)	—	—	(0.23)	17.51	(17.03)	0.75	0.74	1.18	366	31
12-31-2017	18.49	0.23	2.97	3.20	(0.33)	—	—	(0.33)	21.36	17.43	0.74	0.73	1.19	525	30
12-31-2016	17.15	0.25	1.48	1.73	(0.39)	—	—	(0.39)	18.49	10.17	0.71	0.70	1.47	541	28
Series II
06-30-2021[3]	25.28	0.09	5.47	5.56	—	—	—	—	30.84	21.99[4]	0.97[5]	0.96[5]	0.66[5]	181	22
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
12-31-2019	17.63	0.21	6.00	6.21	(0.20)	(0.35)	—	(0.55)	23.29	35.59	0.98	0.97	0.97	164	13
12-31-2018	21.51	0.21	(3.90)	(3.69)	(0.19)	—	—	(0.19)	17.63	(17.23)	0.95	0.94	0.98	150	31
12-31-2017	18.61	0.20	2.99	3.19	(0.29)	—	—	(0.29)	21.51	17.20	0.94	0.93	0.99	205	30
12-31-2016	17.27	0.21	1.49	1.70	(0.36)	—	—	(0.36)	18.61	9.96	0.91	0.90	1.27	207	28
Series NAV
06-30-2021[3]	25.11	0.13	5.43	5.56	—	—	—	—	30.67	22.14[4]	0.72[5]	0.71[5]	0.91[5]	153	22
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
12-31-2019	17.51	0.25	5.99	6.24	(0.26)	(0.35)	—	(0.61)	23.14	35.97	0.73	0.72	1.21	97	13
12-31-2018	21.37	0.26	(3.88)	(3.62)	(0.24)	—	—	(0.24)	17.51	(17.03)	0.70	0.69	1.23	79	31
12-31-2017	18.49	0.24	2.98	3.22	(0.34)	—	—	(0.34)	21.37	17.54	0.69	0.68	1.23	92	30
12-31-2016	17.15	0.25	1.49	1.74	(0.40)	—	—	(0.40)	18.49	10.22	0.65	0.65	1.48	83	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
Global Equity Trust
Series I
06-30-2021[3]	20.89	0.31	2.43	2.74	—	—	—	—	23.63	13.12[4]	0.95[5]	0.94[5]	2.40[5]	277	41
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120[6,7]
12-31-2019	18.37	0.49	2.32	2.81	(0.42)	(0.72)	—	(1.14)	20.04	16.04	1.00	0.95	2.51	115	20
12-31-2018	21.93	0.41	(3.58)	(3.17)	(0.39)	—	—	(0.39)	18.37	(14.49)	0.98	0.95	1.91	115	30
12-31-2017	18.78	0.41	3.14	3.55	(0.40)	—	—	(0.40)	21.93	18.88	0.96	0.94	2.00	148	28
12-31-2016	17.95	0.34	1.33	1.67	(0.84)	—	—	(0.84)	18.78	9.47	0.89[8]	0.87[8]	1.87	142	23
Series II
06-30-2021[3]	20.79	0.29	2.41	2.70	—	—	—	—	23.49	12.93[4]	1.15[5]	1.14[5]	2.19[5]	29	41
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120[6,7]
12-31-2019	18.29	0.45	2.31	2.76	(0.38)	(0.72)	—	(1.10)	19.95	15.83	1.20	1.15	2.31	31	20
12-31-2018	21.83	0.37	(3.56)	(3.19)	(0.35)	—	—	(0.35)	18.29	(14.65)	1.18	1.15	1.72	31	30
12-31-2017	18.70	0.39	3.10	3.49	(0.36)	—	—	(0.36)	21.83	18.63	1.16	1.14	1.80	44	28
12-31-2016	17.88	0.30	1.33	1.63	(0.81)	—	—	(0.81)	18.70	9.24	1.09[8]	1.07[8]	1.67	43	23
Series NAV
06-30-2021[3]	20.87	0.32	2.41	2.73	—	—	—	—	23.60	13.08[4]	0.90[5]	0.89[5]	2.44[5]	48	41
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120[6,7]
12-31-2019	18.35	0.49	2.32	2.81	(0.43)	(0.72)	—	(1.15)	20.01	16.06	0.95	0.90	2.53	43	20
12-31-2018	21.90	0.42	(3.56)	(3.14)	(0.41)	—	—	(0.41)	18.35	(14.42)	0.93	0.90	1.94	38	30
12-31-2017	18.76	0.42	3.13	3.55	(0.41)	—	—	(0.41)	21.90	18.90	0.91	0.89	2.05	48	28
12-31-2016	17.94	0.40	1.27	1.67	(0.85)	—	—	(0.85)	18.76	9.47	0.84[8]	0.83[8]	2.24	42	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Excludes merger activity. 8 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
06-30-2021[3]	31.07	(0.06)	2.70	2.64	—	—	—	—	33.71	8.46[4]	1.06[5]	1.01[5]	(0.38)[5]	81	14
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
12-31-2019	22.87	(0.08)	6.36	6.28	—	(1.97)	—	(1.97)	27.18	28.68	1.16	1.10	(0.32)	72	34
12-31-2018	25.03	(0.07)	0.57	0.50	—	(2.66)	—	(2.66)	22.87	0.69	1.16	1.09	(0.27)	99	42
12-31-2017	21.83	(0.08)	5.91	5.83	—	(2.63)	—	(2.63)	25.03	27.51	1.16	1.10	(0.31)	107	39
12-31-2016	31.92	(0.09)	(3.02)	(3.11)	(0.02)	(6.96)	—	(6.98)	21.83	(10.57)	1.10[6]	1.04[6]	(0.34)	94	27
Series II
06-30-2021[3]	27.95	(0.08)	2.43	2.35	—	—	—	—	30.30	8.37[4]	1.26[5]	1.21[5]	(0.58)[5]	80	14
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
12-31-2019	21.05	(0.12)	5.82	5.70	—	(1.97)	—	(1.97)	24.78	28.40	1.36	1.30	(0.53)	71	34
12-31-2018	23.26	(0.11)	0.56	0.45	—	(2.66)	—	(2.66)	21.05	0.52	1.36	1.29	(0.47)	66	42
12-31-2017	20.48	(0.12)	5.53	5.41	—	(2.63)	—	(2.63)	23.26	27.26	1.36	1.30	(0.51)	75	39
12-31-2016	30.45	(0.14)	(2.87)	(3.01)	—	(6.96)	—	(6.96)	20.48	(10.77)	1.30[6]	1.24[6]	(0.54)	71	27
Series NAV
06-30-2021[3]	31.68	(0.05)	2.75	2.70	—	—	—	—	34.38	8.49[4]	1.01[5]	0.96[5]	(0.33)[5]	177	14
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
12-31-2019	23.22	(0.08)	6.47	6.39	—	(1.97)	—	(1.97)	27.64	28.67	1.11	1.05	(0.29)	130	34
12-31-2018	25.37	(0.06)	0.57	0.51	—	(2.66)	—	(2.66)	23.22	0.76	1.11	1.04	(0.22)	107	42
12-31-2017	22.09	(0.07)	5.98	5.91	—	(2.63)	—	(2.63)	25.37	27.61	1.11	1.05	(0.26)	108	39
12-31-2016	32.20	(0.08)	(3.04)	(3.12)	(0.03)	(6.96)	—	(6.99)	22.09	(10.54)	1.06[6]	0.99[6]	(0.29)	96	27
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.05%.
International Equity Index Trust
Series I
06-30-2021[3]	19.55	0.26	1.55	1.81	—	—	—	—	21.36	9.21[4]	0.64[5]	0.39[5]	2.48[5]	393	2
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
12-31-2019	15.44	0.50	2.77	3.27	(0.41)	—	—	(0.41)	18.30	21.37	0.67	0.39	2.92	359	5[6]
12-31-2018	18.44	0.45	(3.02)	(2.57)	(0.42)	(0.01)	—	(0.43)	15.44	(14.09)	0.66	0.39	2.55	334	2
12-31-2017	14.79	0.40	3.63	4.03	(0.38)	—	—	(0.38)	18.44	27.30	0.68	0.39	2.33	399	3
12-31-2016	14.54	0.39	0.25	0.64	(0.39)	—	—	(0.39)	14.79	4.45	0.65[7]	0.39[7]	2.65	277	5
Series II
06-30-2021[3]	19.58	0.24	1.54	1.78	—	—	—	—	21.36	9.09[4]	0.84[5]	0.59[5]	2.28[5]	25	2
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
12-31-2019	15.46	0.44	2.80	3.24	(0.38)	—	—	(0.38)	18.32	21.11	0.87	0.59	2.55	22	5[6]
12-31-2018	18.46	0.42	(3.03)	(2.61)	(0.38)	(0.01)	—	(0.39)	15.46	(14.27)	0.86	0.59	2.37	14	2
12-31-2017	14.81	0.36	3.63	3.99	(0.34)	—	—	(0.34)	18.46	27.04	0.88	0.59	2.14	18	3
12-31-2016	14.56	0.36	0.25	0.61	(0.36)	—	—	(0.36)	14.81	4.24	0.85[7]	0.59[7]	2.47	14	5
Series NAV
06-30-2021[3]	19.55	0.26	1.54	1.80	—	—	—	—	21.35	9.21[4]	0.59[5]	0.34[5]	2.53[5]	523	2
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
12-31-2019	15.43	0.50	2.78	3.28	(0.42)	—	—	(0.42)	18.29	21.44	0.62	0.34	2.91	458	5[6]
12-31-2018	18.44	0.46	(3.03)	(2.57)	(0.43)	(0.01)	—	(0.44)	15.43	(14.10)	0.61	0.34	2.58	331	2
12-31-2017	14.78	0.41	3.63	4.04	(0.38)	—	—	(0.38)	18.44	27.45	0.63	0.34	2.39	377	3
12-31-2016	14.54	0.39	0.25	0.64	(0.40)	—	—	(0.40)	14.78	4.43	0.60[7]	0.34[7]	2.70	298	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
06-30-2021[3]	14.73	0.12	1.62	1.74	—	—	—	—	16.47	11.81[4]	1.10[5]	1.09[5]	1.56[5]	27	13
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
12-31-2019	12.55	0.24	2.47	2.71	(0.30)	(0.58)	—	(0.88)	14.38	22.60	1.20	1.19	1.76	28	12
12-31-2018	15.95	0.24	(3.45)	(3.21)	(0.19)	—	—	(0.19)	12.55	(20.09)	1.15	1.14	1.55	25	20
12-31-2017	12.46	0.20	3.50	3.70	(0.21)	—	—	(0.21)	15.95	29.46	1.18	1.17	1.42	38	14
12-31-2016	12.11	0.24	0.35	0.59	(0.24)	—	—	(0.24)	12.46	4.90	0.91[6]	0.90[6]	1.96	32	12
Series II
06-30-2021[3]	14.71	0.11	1.61	1.72	—	—	—	—	16.43	11.69[4]	1.30[5]	1.29[5]	1.37[5]	15	13
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
12-31-2019	12.51	0.21	2.47	2.68	(0.25)	(0.58)	—	(0.83)	14.36	22.35	1.40	1.39	1.55	15	12
12-31-2018	15.93	0.20	(3.43)	(3.23)	(0.19)	—	—	(0.19)	12.51	(20.27)	1.35	1.34	1.34	14	20
12-31-2017	12.45	0.18	3.48	3.66	(0.18)	—	—	(0.18)	15.93	29.17	1.38	1.37	1.22	21	14
12-31-2016	12.10	0.22	0.35	0.57	(0.22)	—	—	(0.22)	12.45	4.70	1.12[6]	1.11[6]	1.79	18	12
Series NAV
06-30-2021[3]	14.74	0.13	1.62	1.75	—	—	—	—	16.49	11.87[4]	1.05[5]	1.04[5]	1.64[5]	86	13
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
12-31-2019	12.56	0.25	2.48	2.73	(0.32)	(0.58)	—	(0.90)	14.39	22.70	1.15	1.14	1.81	73	12
12-31-2018	15.96	0.24	(3.44)	(3.20)	(0.20)	—	—	(0.20)	12.56	(20.08)	1.10	1.09	1.58	74	20
12-31-2017	12.46	0.21	3.50	3.71	(0.21)	—	—	(0.21)	15.96	29.60	1.13	1.12	1.42	93	14
12-31-2016	12.11	0.24	0.36	0.60	(0.25)	—	—	(0.25)	12.46	4.95	0.87[6]	0.86[6]	2.00	58	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.33%.
Lifestyle Balanced Portfolio
Series I
06-30-2021[3]	16.40	(0.01)[4]	0.98	0.97	—	—	—	—	17.37	5.91[5]	0.12[6,7]	0.11[6,7]	(0.11)[4,6]	41	4
12-31-2020	15.43	0.38[4]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12[7]	0.12[7]	2.45[4]	41	15
12-31-2019	13.76	0.33[4]	2.09	2.42	(0.30)	(0.45)	—	(0.75)	15.43	17.73	0.12[7]	0.12[7]	2.19[4]	37	11
12-31-2018	14.98	0.32[4]	(0.96)	(0.64)	(0.33)	(0.25)	—	(0.58)	13.76	(4.36)	0.12[7]	0.12[7]	2.13[4]	32	8
12-31-2017	13.78	0.33[4]	1.36	1.69	(0.33)	(0.16)	—	(0.49)	14.98	12.31	0.12[7]	0.12[7]	2.22[4]	35	6
12-31-2016	13.59	0.32[4]	0.51	0.83	(0.31)	(0.33)	—	(0.64)	13.78	6.11	0.12[7]	0.11[7]	2.31[4]	31	11
Series II
06-30-2021[3]	16.43	(0.03)[4]	0.98	0.95	—	—	—	—	17.38	5.78[5]	0.32[6,7]	0.31[6,7]	(0.31)[4,6]	1,007	4
12-31-2020	15.46	0.35[4]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32[7]	0.32[7]	2.26[4]	960	15
12-31-2019	13.78	0.29[4]	2.11	2.40	(0.27)	(0.45)	—	(0.72)	15.46	17.56	0.32[7]	0.32[7]	1.94[4]	860	11
12-31-2018	15.01	0.27[4]	(0.95)	(0.68)	(0.30)	(0.25)	—	(0.55)	13.78	(4.63)	0.32[7]	0.32[7]	1.84[4]	781	8
12-31-2017	13.80	0.29[4]	1.38	1.67	(0.30)	(0.16)	—	(0.46)	15.01	12.16	0.32[7]	0.32[7]	1.97[4]	942	6
12-31-2016	13.61	0.29[4]	0.52	0.81	(0.29)	(0.33)	—	(0.62)	13.80	5.89	0.32[7]	0.31[7]	2.06[4]	909	11
Series NAV
06-30-2021[3]	16.38	(0.01)[4]	0.98	0.97	—	—	—	—	17.35	5.92[5]	0.07[6,7]	0.06[6,7]	(0.06)[4,6]	153	4
12-31-2020	15.42	0.40[4]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07[7]	0.07[7]	2.57[4]	136	15
12-31-2019	13.74	0.34[4]	2.09	2.43	(0.30)	(0.45)	—	(0.75)	15.42	17.89	0.07[7]	0.07[7]	2.29[4]	113	11
12-31-2018	14.97	0.34[4]	(0.98)	(0.64)	(0.34)	(0.25)	—	(0.59)	13.74	(4.39)	0.07[7]	0.07[7]	2.28[4]	89	8
12-31-2017	13.77	0.34[4]	1.35	1.69	(0.33)	(0.16)	—	(0.49)	14.97	12.38	0.07[7]	0.07[7]	2.40[4]	83	6
12-31-2016	13.58	0.36[4]	0.48	0.84	(0.32)	(0.33)	—	(0.65)	13.77	6.16	0.07[7]	0.06[7]	2.58[4]	63	11
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
06-30-2021[3]	14.43	(0.01)[4]	0.26	0.25	—	—	—	—	14.68	1.73[5]	0.14[6,7]	0.13[6,7]	(0.13)[4,6]	19	9
12-31-2020	13.68	0.45[4]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15[7]	0.13[7]	3.19[4]	16	21
12-31-2019	12.67	0.32[4]	1.25	1.57	(0.30)	(0.26)	—	(0.56)	13.68	12.46	0.15[7]	0.13[7]	2.36[4]	12	21
12-31-2018	13.39	0.33[4]	(0.59)	(0.26)	(0.32)	(0.14)	—	(0.46)	12.67	(1.97)	0.16[7]	0.12[7]	2.48[4]	11	21
12-31-2017	12.91	0.34[4]	0.56	0.90	(0.34)	(0.08)	—	(0.42)	13.39	6.96	0.16[7]	0.13[7]	2.69[4]	12	12
12-31-2016	12.85	0.35[4]	0.21	0.56	(0.36)	(0.14)	—	(0.50)	12.91	4.39	0.14[7]	0.13[7]	2.65[4]	9	19
Series II
06-30-2021[3]	14.45	(0.02)[4]	0.25	0.23	—	—	—	—	14.68	1.59[5]	0.34[6,7]	0.33[6,7]	(0.33)[4,6]	206	9
12-31-2020	13.70	0.38[4]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35[7]	0.33[7]	2.71[4]	208	21
12-31-2019	12.69	0.30[4]	1.25	1.55	(0.28)	(0.26)	—	(0.54)	13.70	12.22	0.35[7]	0.33[7]	2.20[4]	170	21
12-31-2018	13.41	0.30[4]	(0.58)	(0.28)	(0.30)	(0.14)	—	(0.44)	12.69	(2.17)	0.36[7]	0.32[7]	2.29[4]	164	21
12-31-2017	12.93	0.30[4]	0.58	0.88	(0.32)	(0.08)	—	(0.40)	13.41	6.74	0.36[7]	0.33[7]	2.21[4]	166	12
12-31-2016	12.87	0.31[4]	0.23	0.54	(0.34)	(0.14)	—	(0.48)	12.93	4.17	0.34[7]	0.33[7]	2.37[4]	178	19
Series NAV
06-30-2021[3]	14.42	(0.01)[4]	0.26	0.25	—	—	—	—	14.67	1.73[5]	0.09[6,7]	0.08[6,7]	(0.08)[4,6]	10	9
12-31-2020	13.67	0.57[4]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10[7]	0.08[7]	4.03[4]	9	21
12-31-2019	12.66	0.31[4]	1.27	1.58	(0.31)	(0.26)	—	(0.57)	13.67	12.52	0.10[7]	0.08[7]	2.29[4]	4	21
12-31-2018	13.38	0.36[4]	(0.61)	(0.25)	(0.33)	(0.14)	—	(0.47)	12.66	(1.92)	0.11[7]	0.07[7]	2.70[4]	5	21
12-31-2017	12.90	0.35[4]	0.56	0.91	(0.35)	(0.08)	—	(0.43)	13.38	7.01	0.11[7]	0.08[7]	2.75[4]	4	12
12-31-2016	12.85	0.61[4]	(0.05)	0.56	(0.37)	(0.14)	—	(0.51)	12.90	4.36	0.10[7]	0.08[7]	4.67[4]	3	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Growth Portfolio
Series I
06-30-2021[3]	17.79	(0.01)[4]	1.58	1.57	—	—	—	—	19.36	8.83[5]	0.11[6,7]	0.11[6,7]	(0.11)[4,6]	251	2[8]
12-31-2020	16.92	0.36[4]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12[7]	0.11[7]	2.19[4]	236	13
12-31-2019	14.86	0.32[4]	2.81	3.13	(0.30)	(0.77)	—	(1.07)	16.92	21.45	0.12[7]	0.11[7]	1.96[4]	224	7
12-31-2018	16.41	0.30[4]	(1.28)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.86	(6.12)	0.11[7]	0.11[7]	1.85[4]	207	5
12-31-2017	14.53	0.45[4]	1.88	2.33	(0.30)	(0.15)	—	(0.45)	16.41	16.13	0.12[7]	0.11[7]	3.34[4]	242	4[8]
12-31-2016	14.23	0.46[4]	0.56	1.02	(0.27)	(0.45)	—	(0.72)	14.53	7.23	0.11[7]	0.11[7]	3.16[4]	93	12[8]
Series II
06-30-2021[3]	17.81	(0.03)[4]	1.58	1.55	—	—	—	—	19.36	8.70[5]	0.31[6,7]	0.31[6,7]	(0.31)[4,6]	5,639	2[8]
12-31-2020	16.94	0.33[4]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32[7]	0.31[7]	1.97[4]	5,588	13
12-31-2019	14.88	0.29[4]	2.81	3.10	(0.27)	(0.77)	—	(1.04)	16.94	21.20	0.32[7]	0.31[7]	1.75[4]	5,567	7
12-31-2018	16.43	0.27[4]	(1.29)	(1.02)	(0.28)	(0.25)	—	(0.53)	14.88	(6.31)	0.31[7]	0.31[7]	1.62[4]	5,225	5
12-31-2017	14.55	0.40[4]	1.90	2.30	(0.27)	(0.15)	—	(0.42)	16.43	15.90	0.32[7]	0.31[7]	2.89[4]	6,456	4[8]
12-31-2016	14.25	0.34[4]	0.66	1.00	(0.25)	(0.45)	—	(0.70)	14.55	7.02	0.31[7]	0.31[7]	2.35[4]	2,889	12[8]
Series NAV
06-30-2021[3]	17.78	(0.01)[4]	1.59	1.58	—	—	—	—	19.36	8.89[5]	0.06[6,7]	0.06[6,7]	(0.06)[4,6]	551	2[8]
12-31-2020	16.91	0.38[4]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07[7]	0.06[7]	2.30[4]	477	13
12-31-2019	14.85	0.34[4]	2.80	3.14	(0.31)	(0.77)	—	(1.08)	16.91	21.52	0.07[7]	0.06[7]	2.10[4]	415	7
12-31-2018	16.40	0.33[4]	(1.31)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.85	(6.07)	0.06[7]	0.06[7]	2.00[4]	339	5
12-31-2017	14.52	0.46[4]	1.88	2.34	(0.31)	(0.15)	—	(0.46)	16.40	16.20	0.07[7]	0.06[7]	3.61[4]	346	4[8]
12-31-2016	14.23	0.52[4]	0.50	1.02	(0.28)	(0.45)	—	(0.73)	14.52	7.21	0.06[7]	0.06[7]	3.59[4]	109	12[8]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
06-30-2021[3]	15.74	(0.01)[4]	0.72	0.71	—	—	—	—	16.45	4.51[5]	0.13[6,7]	0.13[6,7]	(0.13)[4,6]	16	5
12-31-2020	14.85	0.40[4]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14[7]	0.13[7]	2.64[4]	14	17
12-31-2019	13.38	0.33[4]	1.79	2.12	(0.29)	(0.36)	—	(0.65)	14.85	15.97	0.14[7]	0.13[7]	2.28[4]	12	15
12-31-2018	14.44	0.31[4]	(0.81)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.58)	0.14[7]	0.13[7]	2.17[4]	10	8
12-31-2017	13.50	0.33[4]	1.07	1.40	(0.33)	(0.13)	—	(0.46)	14.44	10.43	0.14[7]	0.13[7]	2.35[4]	11	7
12-31-2016	13.37	0.34[4]	0.40	0.74	(0.33)	(0.28)	—	(0.61)	13.50	5.50	0.13[7]	0.12[7]	2.48[4]	10	14
Series II
06-30-2021[3]	15.77	(0.03)[4]	0.72	0.69	—	—	—	—	16.46	4.38[5]	0.33[6,7]	0.33[6,7]	(0.33)[4,6]	308	5
12-31-2020	14.88	0.37[4]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34[7]	0.33[7]	2.43[4]	307	17
12-31-2019	13.41	0.29[4]	1.80	2.09	(0.26)	(0.36)	—	(0.62)	14.88	15.72	0.34[7]	0.33[7]	2.00[4]	269	15
12-31-2018	14.47	0.28[4]	(0.81)	(0.53)	(0.30)	(0.23)	—	(0.53)	13.41	(3.77)	0.34[7]	0.33[7]	1.94[4]	247	8
12-31-2017	13.52	0.30[4]	1.08	1.38	(0.30)	(0.13)	—	(0.43)	14.47	10.28	0.34[7]	0.33[7]	2.04[4]	295	7
12-31-2016	13.39	0.29[4]	0.42	0.71	(0.30)	(0.28)	—	(0.58)	13.52	5.28	0.33[7]	0.32[7]	2.14[4]	295	14
Series NAV
06-30-2021[3]	15.74	(0.01)[4]	0.72	0.71	—	—	—	—	16.45	4.51[5]	0.08[6,7]	0.08[6,7]	(0.08)[4,6]	41	5
12-31-2020	14.84	0.40[4]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09[7]	0.08[7]	2.67[4]	35	17
12-31-2019	13.38	0.35[4]	1.77	2.12	(0.30)	(0.36)	—	(0.66)	14.84	15.95	0.09[7]	0.08[7]	2.39[4]	30	15
12-31-2018	14.44	0.35[4]	(0.85)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.53)	0.09[7]	0.08[7]	2.46[4]	22	8
12-31-2017	13.49	0.35[4]	1.07	1.42	(0.34)	(0.13)	—	(0.47)	14.44	10.56	0.09[7]	0.08[7]	2.59[4]	20	7
12-31-2016	13.36	0.41[4]	0.34	0.75	(0.34)	(0.28)	—	(0.62)	13.49	5.55	0.08[7]	0.08[7]	3.00[4]	14	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Mid Cap Index Trust
Series I
06-30-2021[3]	21.34	0.10	3.61	3.71	—	—	—	—	25.05	17.39[4]	0.55[5]	0.45[5]	0.87[5]	1,107	9
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
12-31-2019	18.83	0.26	4.36	4.62	(0.24)	(1.82)	—	(2.06)	21.39	25.59	0.56	0.45	1.22	1,047	15
12-31-2018	23.00	0.27	(2.60)	(2.33)	(0.25)	(1.59)	—	(1.84)	18.83	(11.46)	0.56	0.45	1.17	1,029	15
12-31-2017	21.32	0.24	2.95	3.19	(0.11)	(1.40)	—	(1.51)	23.00	15.81	0.56	0.45	1.07	1,277	19[6,7]
12-31-2016	19.66	0.25	3.56	3.81	(0.24)	(1.91)	—	(2.15)	21.32	20.11	0.56	0.45	1.24	805	22
Series II
06-30-2021[3]	21.21	0.08	3.57	3.65	—	—	—	—	24.86	17.21[4]	0.75[5]	0.65[5]	0.67[5]	75	9
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
12-31-2019	18.73	0.21	4.36	4.57	(0.20)	(1.82)	—	(2.02)	21.28	25.43	0.76	0.65	1.02	70	15
12-31-2018	22.89	0.22	(2.58)	(2.36)	(0.21)	(1.59)	—	(1.80)	18.73	(11.66)	0.76	0.65	0.96	66	15
12-31-2017	21.24	0.19	2.93	3.12	(0.07)	(1.40)	—	(1.47)	22.89	15.51	0.76	0.65	0.85	90	19[6,7]
12-31-2016	19.58	0.21	3.56	3.77	(0.20)	(1.91)	—	(2.11)	21.24	19.92	0.76	0.65	1.03	68	22
Series NAV
06-30-2021[3]	21.34	0.11	3.60	3.71	—	—	—	—	25.05	17.39[4]	0.50[5]	0.40[5]	0.93[5]	287	9
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
12-31-2019	18.82	0.27	4.37	4.64	(0.25)	(1.82)	—	(2.07)	21.39	25.72	0.51	0.40	1.28	228	15
12-31-2018	23.00	0.28	(2.60)	(2.32)	(0.27)	(1.59)	—	(1.86)	18.82	(11.45)	0.51	0.40	1.23	174	15
12-31-2017	21.32	0.24	2.96	3.20	(0.12)	(1.40)	—	(1.52)	23.00	15.86	0.51	0.40	1.10	198	19[6,7]
12-31-2016	19.65	0.26	3.57	3.83	(0.25)	(1.91)	—	(2.16)	21.32	20.17	0.51	0.40	1.30	134	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions. 7 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Trust
Series I
06-30-2021[3]	26.19	(0.10)	2.24	2.14	—	—	—	—	28.33	8.09[4]	0.92[5]	0.91[5]	(0.74)[5]	235	39
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
12-31-2019	15.79	(0.10)	5.44	5.34	—	(3.06)	—	(3.06)	18.07	34.53	0.93	0.93	(0.54)	168	64
12-31-2018	17.82	(0.08)	0.15	0.07	—	(2.10)	—	(2.10)	15.79	(1.56)	0.93	0.92	(0.41)	142	69
12-31-2017	14.16	(0.03)	4.04	4.01	—	(0.35)	—	(0.35)	17.82	28.54	0.93	0.92	(0.16)	166	71
12-31-2016	15.17	(0.04)	0.16	0.12	—	(1.13)	—	(1.13)	14.16	0.59	0.90[6]	0.89[6]	(0.27)	150	85
Series II
06-30-2021[3]	23.93	(0.12)	2.06	1.94	—	—	—	—	25.87	8.02[4]	1.12[5]	1.11[5]	(0.94)[5]	114	39
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
12-31-2019	14.83	(0.13)	5.10	4.97	—	(3.06)	—	(3.06)	16.74	34.25	1.13	1.13	(0.74)	86	64
12-31-2018	16.87	(0.11)	0.17	0.06	—	(2.10)	—	(2.10)	14.83	(1.71)	1.13	1.12	(0.61)	73	69
12-31-2017	13.45	(0.06)	3.83	3.77	—	(0.35)	—	(0.35)	16.87	28.26	1.13	1.12	(0.36)	85	71
12-31-2016	14.49	(0.06)	0.15	0.09	—	(1.13)	—	(1.13)	13.45	0.41	1.10[6]	1.09[6]	(0.47)	76	85
Series NAV
06-30-2021[3]	26.70	(0.10)	2.29	2.19	—	—	—	—	28.89	8.16[4]	0.87[5]	0.86[5]	(0.69)[5]	624	39
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
12-31-2019	16.00	(0.09)	5.52	5.43	—	(3.06)	—	(3.06)	18.37	34.63	0.88	0.88	(0.49)	535	64
12-31-2018	18.03	(0.07)	0.14	0.07	—	(2.10)	—	(2.10)	16.00	(1.54)	0.88	0.87	(0.35)	454	69
12-31-2017	14.31	(0.02)	4.09	4.07	—	(0.35)	—	(0.35)	18.03	28.66	0.88	0.87	(0.12)	501	71
12-31-2016	15.32	(0.03)	0.15	0.12	—	(1.13)	—	(1.13)	14.31	0.58	0.85[6]	0.84[6]	(0.22)	449	85
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Mid Value Trust
Series I
06-30-2021[3]	10.18	0.05	1.94	1.99	—	—	—	—	12.17	19.55[4]	1.04[5]	0.99[5]	0.88[5]	255	16
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
12-31-2019	9.47	0.15	1.54	1.69	(0.11)	(1.37)	—	(1.48)	9.68	19.54	1.05	1.00	1.50	239	33
12-31-2018	11.60	0.09	(1.20)	(1.11)	(0.09)	(0.93)	—	(1.02)	9.47	(10.84)	1.05	0.99	0.80	241	35
12-31-2017	11.62	0.11	1.10	1.21	(0.11)	(1.12)	—	(1.23)	11.60	11.43	1.04	0.99	0.96	312	32
12-31-2016	10.72	0.12	2.35	2.47	(0.13)	(1.44)	—	(1.57)	11.62	24.02	1.02[6]	0.96[6]	1.03	339	56
Series II
06-30-2021[3]	10.19	0.04	1.94	1.98	—	—	—	—	12.17	19.43[4]	1.24[5]	1.19[5]	0.67[5]	57	16
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
12-31-2019	9.49	0.13	1.53	1.66	(0.09)	(1.37)	—	(1.46)	9.69	19.15	1.25	1.20	1.30	50	33
12-31-2018	11.61	0.07	(1.19)	(1.12)	(0.07)	(0.93)	—	(1.00)	9.49	(10.93)	1.25	1.19	0.60	48	35
12-31-2017	11.63	0.09	1.10	1.19	(0.09)	(1.12)	—	(1.21)	11.61	11.21	1.24	1.19	0.76	62	32
12-31-2016	10.73	0.09	2.36	2.45	(0.11)	(1.44)	—	(1.55)	11.63	23.77	1.21[6]	1.16[6]	0.83	67	56
Series NAV
06-30-2021[3]	10.11	0.05	1.92	1.97	—	—	—	—	12.08	19.49[4]	0.99[5]	0.94[5]	0.91[5]	360	16
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
12-31-2019	9.42	0.15	1.53	1.68	(0.12)	(1.37)	—	(1.49)	9.61	19.49	1.00	0.95	1.56	381	33
12-31-2018	11.53	0.10	(1.18)	(1.08)	(0.10)	(0.93)	—	(1.03)	9.42	(10.68)	1.00	0.94	0.86	359	35
12-31-2017	11.56	0.11	1.10	1.21	(0.12)	(1.12)	—	(1.24)	11.53	11.46	0.99	0.94	0.99	434	32
12-31-2016	10.67	0.12	2.34	2.46	(0.13)	(1.44)	—	(1.57)	11.56	24.09	0.97[6]	0.91[6]	1.09	425	56
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
06-30-2021[3]	18.97	0.18	4.12	4.30	—	—	—	—	23.27	22.67[4]	0.81[5]	0.80[5]	1.68[5]	71	42
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
12-31-2019	18.72	0.42	5.07	5.49	(0.48)	(0.18)	—	(0.66)	23.55	29.40	0.81	0.81	1.90	73	129
12-31-2018	19.71	0.43	(1.09)	(0.66)	(0.33)	—	—	(0.33)	18.72	(3.46)	0.81	0.81	2.21	64	164
12-31-2017	18.65	0.40	0.76	1.16	(0.10)	—	—	(0.10)	19.71	6.24	0.81	0.80	2.08	77	166
12-31-2016	18.08	0.44	0.78	1.22	(0.65)	—	—	(0.65)	18.65	6.92	0.74[6]	0.74[6]	2.32	85	147
Series II
06-30-2021[3]	18.96	0.15	4.12	4.27	—	—	—	—	23.23	22.52[4]	1.01[5]	1.00[5]	1.49[5]	38	42
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
12-31-2019	18.72	0.38	5.05	5.43	(0.44)	(0.18)	—	(0.62)	23.53	29.08	1.01	1.01	1.70	40	129
12-31-2018	19.74	0.38	(1.08)	(0.70)	(0.32)	—	—	(0.32)	18.72	(3.64)	1.01	1.01	2.00	35	164
12-31-2017	18.68	0.36	0.77	1.13	(0.07)	—	—	(0.07)	19.74	6.06	1.01	1.00	1.88	45	166
12-31-2016	18.11	0.40	0.78	1.18	(0.61)	—	—	(0.61)	18.68	6.69	0.94[6]	0.93[6]	2.11	51	147
Series NAV
06-30-2021[3]	18.84	0.18	4.10	4.28	—	—	—	—	23.12	22.72[4]	0.76[5]	0.75[5]	1.74[5]	263	42
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
12-31-2019	18.61	0.43	5.04	5.47	(0.49)	(0.18)	—	(0.67)	23.41	29.47	0.76	0.76	1.96	257	129
12-31-2018	19.59	0.43	(1.08)	(0.65)	(0.33)	—	—	(0.33)	18.61	(3.43)	0.76	0.76	2.26	204	164
12-31-2017	18.53	0.41	0.76	1.17	(0.11)	—	—	(0.11)	19.59	6.26	0.76	0.75	2.15	254	166
12-31-2016	17.97	0.45	0.77	1.22	(0.66)	—	—	(0.66)	18.53	6.96	0.69[6]	0.69[6]	2.37	267	147
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Science & Technology Trust
Series I
06-30-2021[3]	41.87	(0.15)	4.34	4.19	—	—	—	—	46.06	10.01[4]	1.11[5]	1.06[5]	(0.67)[5]	929	48
12-31-2020	29.43	(0.06)[6]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16)[6]	938	114
12-31-2019	25.80	0.01	9.31	9.32	(0.03)	(5.66)	—	(5.69)	29.43	38.06	1.13	1.08	0.04	662	87
12-31-2018	29.97	(0.11)	0.68	0.57	—	(4.74)	—	(4.74)	25.80	(0.61)	1.12	1.08	(0.35)	594	108
12-31-2017	22.48	(0.09)	9.17	9.08	(0.02)	(1.57)	—	(1.59)	29.97	41.13	1.12	1.08	(0.34)	617	91
12-31-2016	23.78	0.02	1.99	2.01	—	(3.31)	—	(3.31)	22.48	8.39	1.12[7]	1.07[7]	0.09	425	111
Series II
06-30-2021[3]	39.08	(0.18)	4.06	3.88	—	—	—	—	42.96	9.90[4]	1.31[5]	1.26[5]	(0.87)[5]	84	48
12-31-2020	27.71	(0.11)[6]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35)[6]	84	114
12-31-2019	24.58	(0.05)	8.84	8.79	—	(5.66)	—	(5.66)	27.71	37.74	1.33	1.28	(0.17)	59	87
12-31-2018	28.79	(0.17)	0.70	0.53	—	(4.74)	—	(4.74)	24.58	(0.78)	1.32	1.28	(0.55)	49	108
12-31-2017	21.68	(0.14)	8.82	8.68	—	(1.57)	—	(1.57)	28.79	40.81	1.32	1.28	(0.54)	53	91
12-31-2016	23.09	(0.02)	1.92	1.90	—	(3.31)	—	(3.31)	21.68	8.15	1.32[7]	1.27[7]	(0.11)	42	111
Series NAV
06-30-2021[3]	42.55	(0.14)	4.41	4.27	—	—	—	—	46.82	10.04[4]	1.06[5]	1.01[5]	(0.62)[5]	159	48
12-31-2020	29.84	(0.05)[6]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14)[6]	145	114
12-31-2019	26.10	0.03	9.42	9.45	(0.05)	(5.66)	—	(5.71)	29.84	38.09	1.08	1.03	0.10	89	87
12-31-2018	30.26	(0.10)	0.68	0.58	—	(4.74)	—	(4.74)	26.10	(0.57)	1.07	1.03	(0.31)	64	108
12-31-2017	22.68	(0.08)	9.26	9.18	(0.03)	(1.57)	—	(1.60)	30.26	41.21	1.07	1.03	(0.29)	48	91
12-31-2016	23.96	0.03	2.00	2.03	—	(3.31)	—	(3.31)	22.68	8.41	1.07[7]	1.02[7]	0.14	34	111
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
06-30-2021[3]	16.31	0.04	2.80	2.84	—	—	—	—	19.15	17.41[4]	0.57[5]	0.51[5]	0.48[5]	506	16
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
12-31-2019	13.36	0.16	3.01	3.17	(0.15)	(1.44)	—	(1.59)	14.94	25.04	0.58	0.53	1.11	404	14
12-31-2018	16.09	0.17	(1.78)	(1.61)	(0.15)	(0.97)	—	(1.12)	13.36	(11.42)	0.58	0.52	1.04	365	24
12-31-2017	14.74	0.15	1.89	2.04	(0.07)	(0.62)	—	(0.69)	16.09	14.39	0.58	0.52	0.97	416	22
12-31-2016	13.28	0.16	2.51	2.67	(0.15)	(1.06)	—	(1.21)	14.74	20.98	0.58	0.52	1.18	366	22
Series II
06-30-2021[3]	16.20	0.03	2.76	2.79	—	—	—	—	18.99	17.22[4]	0.77[5]	0.71[5]	0.28[5]	40	16
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
12-31-2019	13.29	0.13	2.99	3.12	(0.12)	(1.44)	—	(1.56)	14.85	24.78	0.78	0.73	0.90	35	14
12-31-2018	16.00	0.13	(1.75)	(1.62)	(0.12)	(0.97)	—	(1.09)	13.29	(11.55)	0.78	0.72	0.82	32	24
12-31-2017	14.66	0.11	1.89	2.00	(0.04)	(0.62)	—	(0.66)	16.00	14.18	0.78	0.72	0.75	42	22
12-31-2016	13.22	0.13	2.50	2.63	(0.13)	(1.06)	—	(1.19)	14.66	20.70	0.78	0.72	0.98	45	22
Series NAV
06-30-2021[3]	16.33	0.05	2.80	2.85	—	—	—	—	19.18	17.45[4]	0.52[5]	0.46[5]	0.53[5]	167	16
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
12-31-2019	13.38	0.18	3.00	3.18	(0.16)	(1.44)	—	(1.60)	14.96	25.07	0.53	0.48	1.19	158	14
12-31-2018	16.10	0.18	(1.77)	(1.59)	(0.16)	(0.97)	—	(1.13)	13.38	(11.30)	0.53	0.47	1.09	124	24
12-31-2017	14.75	0.16	1.89	2.05	(0.08)	(0.62)	—	(0.70)	16.10	14.43	0.53	0.47	1.02	137	22
12-31-2016	13.29	0.17	2.51	2.68	(0.16)	(1.06)	—	(1.22)	14.75	21.01	0.53	0.47	1.23	115	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Opportunities Trust
Series I
06-30-2021[3]	26.24	0.07	6.20	6.27	—	—	—	—	32.51	23.89[4]	1.13[5]	0.91[5]	0.44[5]	95	21
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
12-31-2019	22.37	0.14	5.29	5.43	(0.11)	(2.17)	—	(2.28)	25.52	25.54	1.16	0.98	0.58	83	16
12-31-2018	32.01	0.11	(3.10)	(2.99)	(0.14)	(6.51)	—	(6.65)	22.37	(13.84)	1.14	0.96	0.36	74	23
12-31-2017	31.06	0.09	3.08	3.17	(0.13)	(2.09)	—	(2.22)	32.01	11.07	1.10	1.02	0.29	97	41
12-31-2016	28.76	0.12	5.16	5.28	(0.14)	(2.84)	—	(2.98)	31.06	19.47	1.08[6]	0.99[6]	0.43	99	32
Series II
06-30-2021[3]	25.61	0.03	6.06	6.09	—	—	—	—	31.70	23.78[4]	1.33[5]	1.11[5]	0.23[5]	37	21
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
12-31-2019	21.91	0.09	5.18	5.27	(0.05)	(2.17)	—	(2.22)	24.96	25.26	1.36	1.18	0.38	31	16
12-31-2018	31.48	0.05	(3.03)	(2.98)	(0.08)	(6.51)	—	(6.59)	21.91	(14.02)	1.34	1.16	0.16	29	23
12-31-2017	30.58	0.03	3.04	3.07	(0.08)	(2.09)	—	(2.17)	31.48	10.86	1.30	1.22	0.09	39	41
12-31-2016	28.35	0.07	5.08	5.15	(0.08)	(2.84)	—	(2.92)	30.58	19.25	1.28[6]	1.19[6]	0.23	39	32
Series NAV
06-30-2021[3]	26.04	0.08	6.14	6.22	—	—	—	—	32.26	23.89[4]	1.08[5]	0.86[5]	0.50[5]	35	21
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
12-31-2019	22.23	0.15	5.25	5.40	(0.12)	(2.17)	—	(2.29)	25.34	25.60	1.11	0.93	0.62	26	16
12-31-2018	31.85	0.13	(3.09)	(2.96)	(0.15)	(6.51)	—	(6.66)	22.23	(13.81)	1.09	0.91	0.42	23	23
12-31-2017	30.90	0.11	3.08	3.19	(0.15)	(2.09)	—	(2.24)	31.85	11.19	1.05	0.97	0.34	29	41
12-31-2016	28.63	0.14	5.13	5.27	(0.16)	(2.84)	—	(3.00)	30.90	19.51	1.03[6]	0.94[6]	0.48	85	32
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
06-30-2021[3]	11.92	(0.05)	0.60	0.55	—	—	—	—	12.47	4.53[4]	1.10[5]	1.09[5]	(0.85)[5]	129	67
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
12-31-2019	9.08	(0.05)	3.21	3.16	—	(3.36)	—	(3.36)	8.88	38.02	1.13	1.12	(0.51)	98	81
12-31-2018	10.13	(0.06)	(0.33)	(0.39)	—	(0.66)	—	(0.66)	9.08	(5.19)	1.11	1.10	(0.59)	81	88
12-31-2017	8.01	(0.06)	2.18	2.12	—	—	—	—	10.13	26.47	1.13	1.12	(0.61)	89	102
12-31-2016	8.61	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.01	2.29	1.09[6]	1.08[6]	(0.28)	79	95
Series II
06-30-2021[3]	10.88	(0.06)	0.55	0.49	—	—	—	—	11.37	4.50[4]	1.30[5]	1.29[5]	(1.05)[5]	40	67
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
12-31-2019	8.61	(0.07)	3.03	2.96	—	(3.36)	—	(3.36)	8.21	37.74	1.33	1.32	(0.71)	35	81
12-31-2018	9.66	(0.08)	(0.31)	(0.39)	—	(0.66)	—	(0.66)	8.61	(5.44)	1.31	1.30	(0.78)	28	88
12-31-2017	7.65	(0.07)	2.08	2.01	—	—	—	—	9.66	26.27	1.33	1.32	(0.81)	31	102
12-31-2016	8.27	(0.04)	0.20	0.16	—	(0.78)	—	(0.78)	7.65	2.14	1.29[6]	1.28[6]	(0.47)	28	95
Series NAV
06-30-2021[3]	12.17	(0.05)	0.62	0.57	—	—	—	—	12.74	4.60[4]	1.05[5]	1.04[5]	(0.80)[5]	270	67
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
12-31-2019	9.19	(0.05)	3.26	3.21	—	(3.36)	—	(3.36)	9.04	38.10	1.08	1.07	(0.46)	186	81
12-31-2018	10.25	(0.06)	(0.34)	(0.40)	—	(0.66)	—	(0.66)	9.19	(5.22)	1.06	1.05	(0.57)	147	88
12-31-2017	8.09	(0.05)	2.21	2.16	—	—	—	—	10.25	26.70	1.08	1.07	(0.56)	335	102
12-31-2016	8.69	(0.02)	0.20	0.18	—	(0.78)	—	(0.78)	8.09	2.27	1.04[6]	1.03[6]	(0.22)	267	95
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Small Cap Value Trust
Series I
06-30-2021[3]	14.70	0.04	2.96	3.00	—	—	—	—	17.70	20.41[4]	1.03[5]	1.02[5]	0.51[5]	192	15
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
12-31-2019	15.60	0.13	3.82	3.95	(0.10)	(1.26)	—	(1.36)	18.19	26.52	1.09	1.08	0.75	218	19
12-31-2018	20.25	0.14	(2.16)	(2.02)	(0.13)	(2.50)	—	(2.63)	15.60	(12.50)	1.11	1.10	0.69	211	13
12-31-2017	21.51	0.23	0.36	0.59	(0.19)	(1.66)	—	(1.85)	20.25	3.73	1.13	1.12	1.10	309	19
12-31-2016	20.30	0.14	4.14	4.28	(0.14)	(2.93)	—	(3.07)	21.51	22.67	1.10[6]	1.10[6]	0.69	373	16
Series II
06-30-2021[3]	14.58	0.03	2.94	2.97	—	—	—	—	17.55	20.30[4]	1.23[5]	1.22[5]	0.32[5]	29	15
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
12-31-2019	15.50	0.10	3.80	3.90	(0.07)	(1.26)	—	(1.33)	18.07	26.33	1.29	1.28	0.56	28	19
12-31-2018	20.13	0.10	(2.14)	(2.04)	(0.09)	(2.50)	—	(2.59)	15.50	(12.66)	1.31	1.30	0.49	25	13
12-31-2017	21.40	0.19	0.35	0.54	(0.15)	(1.66)	—	(1.81)	20.13	3.50	1.33	1.32	0.89	35	19
12-31-2016	20.21	0.10	4.12	4.22	(0.10)	(2.93)	—	(3.03)	21.40	22.45	1.30[6]	1.29[6]	0.49	41	16
Series NAV
06-30-2021[3]	14.63	0.05	2.95	3.00	—	—	—	—	17.63	20.51[4]	0.98[5]	0.97[5]	0.56[5]	342	15
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
12-31-2019	15.54	0.14	3.81	3.95	(0.11)	(1.26)	—	(1.37)	18.12	26.62	1.04	1.03	0.81	271	19
12-31-2018	20.18	0.15	(2.15)	(2.00)	(0.14)	(2.50)	—	(2.64)	15.54	(12.45)	1.06	1.05	0.75	249	13
12-31-2017	21.44	0.23	0.37	0.60	(0.20)	(1.66)	—	(1.86)	20.18	3.79	1.08	1.07	1.12	312	19
12-31-2016	20.25	0.15	4.12	4.27	(0.15)	(2.93)	—	(3.08)	21.44	22.68	1.05[6]	1.05[6]	0.74	313	16
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
06-30-2021[3]	10.55	—[4]	1.71	1.71	—	—	—	—	12.26	16.11[5]	1.17[6]	1.11[6]	0.02[6]	61	14
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
12-31-2019	16.62	0.04	3.25	3.29	(0.17)	(9.38)	—	(9.55)	10.36	25.53	1.19	1.13	0.25	56	30
12-31-2018	20.86	0.15	(2.46)	(2.31)	(0.08)	(1.85)	—	(1.93)	16.62	(12.94)	1.15	1.09	0.74	50	23
12-31-2017	22.06	0.07	2.07	2.14	(0.05)	(3.29)	—	(3.34)	20.86	11.49	1.15	1.09	0.34	66	19
12-31-2016	19.68	0.17	5.72	5.89	(0.15)	(3.36)	—	(3.51)	22.06	32.32	1.12[7]	1.06[7]	0.83	72	24
Series II
06-30-2021[3]	10.05	(0.01)	1.63	1.62	—	—	—	—	11.67	16.02[5]	1.37[6]	1.31[6]	(0.18)[6]	46	14
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
12-31-2019	16.25	0.01	3.15	3.16	(0.13)	(9.38)	—	(9.51)	9.90	25.22	1.39	1.33	0.05	45	30
12-31-2018	20.43	0.11	(2.40)	(2.29)	(0.04)	(1.85)	—	(1.89)	16.25	(13.09)	1.35	1.29	0.54	41	23
12-31-2017	21.71	0.03	2.02	2.05	(0.04)	(3.29)	—	(3.33)	20.43	11.26	1.35	1.29	0.14	55	19
12-31-2016	19.42	0.13	5.63	5.76	(0.11)	(3.36)	—	(3.47)	21.71	32.05	1.32[7]	1.26[7]	0.63	58	24
Series NAV
06-30-2021[3]	10.48	—[4]	1.70	1.70	—	—	—	—	12.18	16.22[5]	1.12[6]	1.06[6]	0.07[6]	67	14
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
12-31-2019	16.57	0.04	3.25	3.29	(0.18)	(9.38)	—	(9.56)	10.30	25.65	1.14	1.08	0.30	46	30
12-31-2018	20.81	0.08	(2.38)	(2.30)	(0.09)	(1.85)	—	(1.94)	16.57	(12.93)	1.10	1.04	0.40	36	23
12-31-2017	22.00	0.08	2.07	2.15	(0.05)	(3.29)	—	(3.34)	20.81	11.58	1.10	1.04	0.39	178	19
12-31-2016	19.64	0.17	5.71	5.88	(0.16)	(3.36)	—	(3.52)	22.00	32.33	1.07[7]	1.01[7]	0.86	156	24
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Less than $0.005 per share. 5 Not annualized. 6 Annualized. 7 Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Strategic Equity Allocation Trust
Series NAV
06-30-2021[3]	20.98	0.17	2.60	2.77	—	—	—	—	23.75	13.20[4]	0.66[5]	0.53[5]	1.48[5]	9,311	3
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
12-31-2019	17.13	0.38	4.13	4.51	(0.36)	(0.98)	—	(1.34)	20.30	27.15	0.66	0.53	1.95	9,774	4
12-31-2018	19.88	0.36	(1.92)	(1.56)	(0.33)	(0.86)	—	(1.19)	17.13	(8.52)	0.66	0.53	1.83	9,327	5
12-31-2017	16.86	0.32	3.31	3.63	(0.34)	(0.27)	—	(0.61)	19.88	21.77	0.66	0.54	1.72	11,485	5
12-31-2016	16.09	0.32	1.08	1.40	(0.29)	(0.34)	—	(0.63)	16.86	8.81	0.67	0.53	1.96	11,117	18
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Total Stock Market Index Trust
Series I
06-30-2021[3]	26.26	0.13	3.81	3.94	—	—	—	—	30.20	15.00[4]	0.57[5]	0.49[5]	0.90[5]	614	2
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
12-31-2019	20.22	0.38	5.42	5.80	(0.37)	(1.61)	—	(1.98)	24.04	29.63	0.58	0.50	1.67	530	3
12-31-2018	22.39	0.39	(1.55)	(1.16)	(0.27)	(0.74)	—	(1.01)	20.22	(5.70)	0.58	0.50	1.72	488	2
12-31-2017	19.21	0.31	3.58	3.89	(0.28)	(0.43)	—	(0.71)	22.39	20.59	0.57	0.53	1.48	584	6[6]
12-31-2016	17.61	0.29	1.87	2.16	(0.26)	(0.30)	—	(0.56)	19.21	12.38	0.57	0.57	1.61	473	3
Series II
06-30-2021[3]	26.13	0.10	3.79	3.89	—	—	—	—	30.02	14.89[4]	0.77[5]	0.69[5]	0.70[5]	51	2
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
12-31-2019	20.14	0.34	5.39	5.73	(0.32)	(1.61)	—	(1.93)	23.94	29.40	0.78	0.70	1.48	42	3
12-31-2018	22.31	0.35	(1.56)	(1.21)	(0.22)	(0.74)	—	(0.96)	20.14	(5.92)	0.78	0.70	1.52	37	2
12-31-2017	19.15	0.27	3.56	3.83	(0.24)	(0.43)	—	(0.67)	22.31	20.33	0.77	0.73	1.28	45	6[6]
12-31-2016	17.56	0.25	1.87	2.12	(0.23)	(0.30)	—	(0.53)	19.15	12.15	0.77	0.77	1.41	36	3
Series NAV
06-30-2021[3]	26.25	0.13	3.82	3.95	—	—	—	—	30.20	15.05[4]	0.52[5]	0.44[5]	0.95[5]	243	2
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
12-31-2019	20.21	0.40	5.41	5.81	(0.38)	(1.61)	—	(1.99)	24.03	29.70	0.53	0.45	1.74	185	3
12-31-2018	22.38	0.40	(1.55)	(1.15)	(0.28)	(0.74)	—	(1.02)	20.21	(5.66)	0.53	0.45	1.77	137	2
12-31-2017	19.20	0.32	3.58	3.90	(0.29)	(0.43)	—	(0.72)	22.38	20.65	0.52	0.48	1.53	165	6[6]
12-31-2016	17.61	0.30	1.86	2.16	(0.27)	(0.30)	—	(0.57)	19.20	12.38	0.52	0.52	1.67	132	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-21. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust, International Equity Index Trust, International Small Company Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Emerging Markets Value Trust and International Equity Index Trust and Series II of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to April 26, 2021, Global Equity Trust was known as Global Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
91

Significant accounting policies, continued

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$7,544,990,879	$7,544,990,879	—	—
Short-term investments	188,052,461	1,036,455	$187,016,006	—
Total investments in securities	$7,733,043,340	$7,546,027,334	$187,016,006	—
Derivatives:
Assets
Futures	$2,795,411	$2,795,411	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,438,751,803	$1,438,751,803	—	—
Total investments in securities	$1,438,751,803	$1,438,751,803	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$253,080,024	$253,080,024	—	—
Total investments in securities	$253,080,024	$253,080,024	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,095,023,124	$1,095,023,124	—	—
Total investments in securities	$1,095,023,124	$1,095,023,124	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,082,280,216	$1,082,280,216	—	—
Total investments in securities	$1,082,280,216	$1,082,280,216	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$512,423,975	$512,423,975	—	—
Total investments in securities	$512,423,975	$512,423,975	—	—

92

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$664,636,745	$618,173,760	$46,462,985	—
Consumer discretionary	449,501,488	449,501,488	—	—
Consumer staples	859,134	859,134	—	—
Financials	68,683,367	68,683,367	—	—
Health care	260,982,572	260,982,572	—	—
Industrials	47,739,969	47,739,969	—	—
Information technology	944,155,121	944,155,121	—	—
Materials	12,275,615	12,275,615	—	—
Short-term investments	16,044,007	16,044,007	—	—
Total investments in securities	$2,464,878,018	$2,418,415,033	$46,462,985	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$134,598,329	$134,598,329	—	—
Consumer discretionary	199,195,176	171,385,686	$27,809,490	—
Consumer staples	23,244,893	23,244,893	—	—
Financials	10,140,961	10,140,961	—	—
Health care	34,330,780	34,330,780	—	—
Industrials	27,696,988	21,510,184	6,186,804	—
Information technology	336,551,507	322,509,469	14,042,038	—
Short-term investments	1,055,530	1,055,530	—	—
Total investments in securities	$766,814,164	$718,775,832	$48,038,332	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$338,517,571	$338,517,571	—	—
Preferred securities	5,868,323	5,868,323	—	—
Corporate bonds	36,855,728	—	$36,855,728	—
Term loans	40,283,819	—	40,283,819	—
Asset backed securities	1,270,728	—	1,270,728	—
Short-term investments	62,197,700	58,548,700	3,649,000	—
Total investments in securities	$484,993,869	$402,934,594	$82,059,275	—
Derivatives:
Liabilities
Written options	$(6,141,041)	—	$(6,141,041)	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$2,802,836	—	$2,802,836	—
Austria	2,889,656	—	2,889,656	—
Bermuda	4,894,790	$4,894,790	—	—
Canada	9,777,715	9,777,715	—	—
China	4,765,104	—	4,765,104	—
Finland	8,484,276	—	8,484,276	—
93

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
France	$44,857,125	—	$44,857,125	—
Germany	24,236,719	—	24,236,719	—
Greece	1,859,047	—	1,859,047	—
Hong Kong	4,390,941	—	4,390,941	—
India	1,139,283	$1,139,283	—	—
Ireland	3,158,930	—	3,158,930	—
Isle of Man	2,220,006	—	2,220,006	—
Italy	2,714,675	—	2,714,675	—
Japan	52,227,614	—	52,227,614	—
Macau	1,752,209	—	1,752,209	—
Netherlands	15,264,164	—	15,264,164	—
Norway	4,808,205	—	4,808,205	—
Singapore	2,062,971	—	2,062,971	—
South Korea	24,164,798	2,121,307	22,043,491	—
Spain	1,867,295	—	1,867,295	—
Sweden	11,398,717	—	11,398,717	—
Switzerland	37,415,049	—	37,415,049	—
United Kingdom	29,741,940	7,023,573	22,718,367	—
United States	11,286,263	11,286,263	—	—
Preferred securities	4,725,776	—	4,725,776	—
Short-term investments	14,355,498	14,355,498	—	—
Total investments in securities	$329,261,602	$50,598,429	$278,663,173	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$124,754	—	$124,754	—
Belgium	34,390	—	34,390	—
Brazil	9,535,616	$9,535,616	—	—
Canada	130,103	130,103	—	—
Chile	1,140,928	1,140,928	—	—
China	65,814,224	9,690,975	55,981,487	$141,762
Colombia	247,216	247,216	—	—
Czech Republic	355,671	—	355,671	—
Greece	681,007	—	681,007	—
Hong Kong	15,270,342	—	15,233,797	36,545
Hungary	428,722	—	428,722	—
India	32,455,724	1,170,963	31,278,485	6,276
Indonesia	3,221,580	—	3,178,613	42,967
Malaysia	4,136,872	—	4,136,872	—
Mexico	6,095,297	6,095,297	—	—
Philippines	2,126,470	—	2,126,282	188
Poland	1,885,612	—	1,885,612	—
Qatar	1,272,818	—	1,272,818	—
Russia	3,849,427	—	3,849,427	—
Saudi Arabia	5,454,710	—	5,454,710	—
South Africa	10,563,049	577,833	9,985,216	—
South Korea	39,423,138	4,139,989	35,283,149	—
Taiwan	45,930,543	—	45,930,543	—
Thailand	5,013,028	—	5,013,028	—
Turkey	1,395,510	—	1,394,915	595
Ukraine	111,168	—	111,168	—
United Arab Emirates	1,496,727	—	1,496,727	—
United States	132,018	—	132,018	—
94

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Preferred securities
Brazil	$4,651,139	$4,651,139	—	—
Colombia	101,164	101,164	—	—
Philippines	16,487	—	$16,487	—
Warrants	986	986	—	—
Short-term investments	2,547,070	2,547,070	—	—
Total investments in securities	$265,643,510	$40,029,279	$225,385,898	$228,333
Derivatives:
Liabilities
Futures	$(9,468)	$(9,468)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$83,424,281	$83,424,281	—	—
Consumer discretionary	72,352,946	72,352,946	—	—
Consumer staples	114,779,408	114,779,408	—	—
Energy	103,208,522	74,629,798	$28,578,724	—
Financials	377,021,441	377,021,441	—	—
Health care	239,037,548	226,086,456	12,951,092	—
Industrials	197,067,164	196,155,788	911,376	—
Information technology	147,270,917	147,270,917	—	—
Materials	96,543,650	90,805,299	5,738,351	—
Real estate	68,091,935	68,091,935	—	—
Utilities	118,299,346	118,299,346	—	—
Preferred securities	25,082,217	25,082,217	—	—
Short-term investments	26,823,569	26,823,569	—	—
Total investments in securities	$1,669,002,944	$1,620,823,401	$48,179,543	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$77,351,102	$70,826,590	$6,524,512	—
Capital markets	26,598,851	24,366,603	2,232,248	—
Consumer finance	12,854,600	12,854,600	—	—
Diversified financial services	6,746,086	5,109,231	1,636,855	—
Insurance	27,447,726	27,447,726	—	—
Thrifts and mortgage finance	1,644,037	1,644,037	—	—
Information technology
IT services	8,209,512	8,209,512	—	—
Real estate
Equity real estate investment trusts	5,989,604	5,652,512	337,092	—
Real estate management and development	944,854	—	944,854	—
Short-term investments	2,751,000	—	2,751,000	—
Total investments in securities	$170,537,372	$156,110,811	$14,426,561	—

95

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$413,439,986	$413,439,986	—	—
Consumer discretionary	486,648,672	433,152,975	$53,495,697	—
Consumer staples	193,260,654	172,519,814	20,740,840	—
Energy	133,997,425	133,997,425	—	—
Financials	438,433,625	438,433,625	—	—
Health care	168,566,539	168,566,539	—	—
Industrials	219,088,945	219,088,945	—	—
Information technology	317,434,383	288,069,610	29,364,773	—
Materials	23,890,135	23,890,135	—	—
Real estate	98,320,203	98,320,203	—	—
Short-term investments	35,082,000	—	35,082,000	—
Total investments in securities	$2,528,162,567	$2,389,479,257	$138,683,310	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$79,780,936	$79,780,936	—	—
Consumer discretionary	64,910,390	64,910,390	—	—
Consumer staples	73,507,472	45,883,426	$27,624,046	—
Energy	78,379,097	78,379,097	—	—
Financials	191,723,555	191,723,555	—	—
Health care	108,244,105	108,244,105	—	—
Industrials	99,451,033	99,451,033	—	—
Information technology	64,585,587	53,325,805	11,259,782	—
Materials	7,775,532	7,775,532	—	—
Real estate	19,557,055	19,557,055	—	—
Short-term investments	22,470,000	—	22,470,000	—
Total investments in securities	$810,384,762	$749,030,934	$61,353,828	—

Global Equity Trust
Investments in securities:
Assets
Common stocks
China	$3,864,104	$3,864,104	—	—
France	30,641,090	—	$30,641,090	—
Germany	4,776,582	—	4,776,582	—
Ireland	7,064,039	—	7,064,039	—
Japan	14,332,141	—	14,332,141	—
Netherlands	34,395,014	—	34,395,014	—
Switzerland	14,854,383	5,135,351	9,719,032	—
United Kingdom	29,483,777	—	29,483,777	—
United States	199,674,699	199,674,699	—	—
Preferred securities	10,449,367	—	10,449,367	—
Short-term investments	4,524,300	4,524,300	—	—
Total investments in securities	$354,059,496	$213,198,454	$140,861,042	—
Derivatives:
Assets
Forward foreign currency contracts	$280,865	—	$280,865	—
96

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust (continued)
Liabilities
Forward foreign currency contracts	$(319,180)	—	$(319,180)	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$544,627	$179,931	—	$364,696
Consumer staples	32,592	32,592	—	—
Financials	2,114,429	2,114,429	—	—
Health care	330,775,553	315,609,591	$15,156,939	9,023
Preferred securities
Consumer discretionary	814,367	—	—	814,367
Health care	1,927,961	—	1,927,961	—
Warrants	53,446	53,446	—	—
Short-term investments	2,310,929	2,310,929	—	—
Total investments in securities	$338,573,904	$320,300,918	$17,084,900	$1,188,086

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$29,484	$29,484	—	—
Australia	42,636,112	—	$42,636,112	—
Austria	1,235,558	—	1,235,558	—
Belgium	5,167,275	—	5,167,275	—
Brazil	10,695,548	10,695,548	—	—
Canada	65,450,458	65,022,264	428,194	—
Chile	866,551	603,064	263,487	—
China	96,139,550	30,775,221	65,318,699	$45,630
Colombia	249,684	249,684	—	—
Czech Republic	323,205	—	323,205	—
Denmark	15,040,432	—	15,040,432	—
Egypt	172,646	—	172,646	—
Finland	7,542,565	—	7,542,565	—
France	64,851,861	—	64,851,861	—
Germany	50,436,007	—	50,436,007	—
Greece	467,992	—	464,668	3,324
Hong Kong	24,452,334	498,121	23,942,342	11,871
Hungary	615,167	—	615,167	—
India	27,203,518	4,515,688	22,687,830	—
Indonesia	3,029,179	7,758	3,021,421	—
Ireland	6,141,934	—	6,141,934	—
Isle of Man	469,450	—	469,450	—
Israel	3,613,956	1,244,681	2,369,275	—
Italy	12,126,672	—	12,126,672	—
Japan	134,210,071	—	134,210,071	—
Jordan	194,218	—	194,218	—
Luxembourg	1,813,979	—	1,813,979	—
Macau	438,384	—	438,384	—
Malaysia	3,609,058	—	3,609,058	—
Mexico	4,773,368	4,773,368	—	—
Netherlands	32,606,327	—	32,606,327	—
New Zealand	1,801,378	—	1,801,378	—
Norway	3,907,913	—	3,907,913	—
97

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Peru	$552,617	$552,617	—	—
Philippines	1,780,398	—	$1,780,398	—
Poland	2,208,918	—	2,208,918	—
Portugal	824,051	—	824,051	—
Romania	106,424	—	106,424	—
Russia	8,627,078	6,770,998	1,856,080	—
Saudi Arabia	7,883,363	—	7,883,363	—
Singapore	6,430,049	137,300	6,292,749	—
South Africa	9,845,385	—	9,845,385	—
South Korea	33,756,392	105,777	33,650,615	—
Spain	14,537,348	86,567	14,450,781	—
Sweden	20,518,477	—	20,518,477	—
Switzerland	59,191,610	—	59,191,610	—
Taiwan	37,942,882	—	37,942,882	—
Thailand	4,196,116	—	4,196,116	—
Turkey	722,292	—	722,292	—
United Arab Emirates	1,685	—	1,685	—
United Kingdom	72,645,418	—	72,645,418	—
United States	473,306	473,306	—	—
Uruguay	263,016	263,016	—	—
Preferred securities
Brazil	3,624,589	3,624,589	—	—
Germany	3,775,183	—	3,775,183	—
South Korea	2,051,886	—	2,051,886	—
Corporate bonds	1,428	—	1,428	—
Rights	14,843	14,843	—	—
Warrants	1,281	1,281	—	—
Short-term investments	19,693,754	19,693,754	—	—
Total investments in securities	$933,981,623	$150,138,929	$783,781,869	$60,825
Derivatives:
Liabilities
Futures	$(154,447)	$(154,447)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$8,548,381	$60,475	$8,482,512	$5,394
Austria	2,089,489	—	2,089,489	—
Belgium	1,878,936	21,660	1,857,276	—
Bermuda	95,981	—	95,981	—
Cambodia	38,576	—	38,576	—
Canada	13,546,073	13,546,072	—	1
China	82,511	—	82,511	—
Denmark	2,696,153	—	2,696,153	—
Finland	3,118,702	—	3,118,702	—
France	5,358,848	—	5,356,530	2,318
Gabon	3,382	—	3,382	—
Georgia	61,571	—	61,571	—
Germany	8,061,244	—	8,061,244	—
Gibraltar	84,282	—	84,282	—
Greece	72	—	—	72
Guernsey, Channel Islands	2,097	—	2,097	—
Hong Kong	3,242,795	—	3,217,075	25,720
98

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Ireland	$996,317	—	$996,317	—
Isle of Man	123,308	—	123,308	—
Israel	1,922,097	$123,507	1,798,590	—
Italy	4,149,986	—	4,149,986	—
Japan	28,487,782	—	28,487,782	—
Jersey, Channel Islands	195,963	—	195,963	—
Liechtenstein	64,058	—	64,058	—
Luxembourg	745,518	—	745,518	—
Macau	19,545	—	19,545	—
Malaysia	197,698	—	197,698	—
Malta	185,709	—	185,709	—
Netherlands	3,576,007	—	3,576,007	—
New Zealand	743,603	—	743,603	—
Norway	1,072,502	—	1,072,502	—
Peru	35,121	—	35,121	—
Portugal	336,002	—	336,002	—
Russia	51,214	—	51,214	—
Singapore	1,630,735	—	1,584,162	$46,573
South Africa	170,853	—	170,853	—
Spain	2,571,715	—	2,571,715	—
Sweden	4,678,666	—	4,678,666	—
Switzerland	8,212,424	—	8,212,424	—
United Arab Emirates	27,195	—	27,195	—
United Kingdom	17,039,752	194,281	16,840,759	4,712
United States	770,989	294,380	476,609	—
Preferred securities	418,380	—	418,380	—
Rights	433	433	—	—
Short-term investments	1,975,132	1,975,132	—	—
Total investments in securities	$129,307,797	$16,215,940	$113,007,067	$84,790
Derivatives:
Liabilities
Futures	$(20,387)	$(20,387)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,200,909,418	$1,200,909,418	—	—
Total investments in securities	$1,200,909,418	$1,200,909,418	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$234,882,302	$234,882,302	—	—
Total investments in securities	$234,882,302	$234,882,302	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,440,890,193	$6,440,890,193	—	—
Total investments in securities	$6,440,890,193	$6,440,890,193	—	—

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$365,164,802	$365,164,802	—	—
Total investments in securities	$365,164,802	$365,164,802	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,381,750,715	$1,381,750,715	—	—
Short-term investments	82,582,904	6,098,615	$76,484,289	—
Total investments in securities	$1,464,333,619	$1,387,849,330	$76,484,289	—
Derivatives:
Liabilities
Futures	$(977,070)	$(977,070)	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$83,430,591	$83,430,591	—	—
Consumer discretionary	312,357,120	283,633,844	$28,723,276	—
Consumer staples	24,193,669	21,740,998	2,452,671	—
Financials	43,322,045	43,322,045	—	—
Health care	203,371,111	203,371,111	—	—
Industrials	75,362,851	75,362,851	—	—
Information technology	210,083,646	209,118,006	894,790	$70,850
Preferred securities	7,959,975	—	—	7,959,975
Short-term investments	43,773,961	29,973,961	13,800,000	—
Total investments in securities	$1,003,854,969	$949,953,407	$45,870,737	$8,030,825
Unrealized appreciation on unfunded commitments	$2,117,102	—	—	$2,117,102

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$31,792,916	$31,792,916	—	—
Consumer discretionary	17,944,792	14,875,998	$3,068,794	—
Consumer staples	56,082,710	51,718,510	4,364,200	—
Energy	83,901,472	80,485,531	3,415,941	—
Financials	108,444,228	101,446,471	6,997,757	—
Health care	110,793,919	105,822,560	4,971,359	—
Industrials	44,401,846	41,193,141	3,208,705	—
Information technology	16,000,054	16,000,054	—	—
Materials	63,530,938	58,575,527	4,955,411	—
Real estate	41,294,190	41,294,190	—	—
Utilities	46,655,785	46,655,785	—	—
Preferred securities	941,695	941,695	—	—
Corporate bonds	1,484,080	—	1,484,080	—
Term loans	88,000	—	88,000	—
Short-term investments	49,391,713	49,391,713	—	—
Total investments in securities	$672,748,338	$640,194,091	$32,554,247	—

100

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$370,514,729	$370,514,729	—	—
Short-term investments	1,573,727	1,573,727	—	—
Total investments in securities	$372,088,456	$372,088,456	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$179,199,847	$158,690,020	$20,509,827	—
Consumer discretionary	278,757,337	207,987,159	70,770,178	—
Health care	8,493,251	8,493,251	—	—
Industrials	8,653,078	8,653,078	—	—
Information technology	646,928,446	589,188,382	57,740,064	—
Short-term investments	59,550,897	40,014,897	19,536,000	—
Total investments in securities	$1,181,582,856	$1,013,026,787	$168,556,069	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$24,530,126	$24,530,126	—	—
Consumer discretionary	80,843,471	80,816,814	$26,657	—
Consumer staples	21,561,078	21,561,078	—	—
Energy	29,141,261	29,141,261	—	—
Financials	100,504,209	100,503,297	—	$912
Health care	143,564,552	143,401,724	—	162,828
Industrials	96,428,706	96,428,706	—	—
Information technology	92,195,068	92,195,068	—	—
Materials	25,907,340	25,907,340	—	—
Real estate	46,414,211	46,414,211	—	—
Utilities	16,100,776	16,100,776	—	—
Rights	74,897	74,897	—	—
Warrants	6,680	6,680	—	—
Short-term investments	38,297,996	5,698,446	32,599,550	—
Total investments in securities	$715,570,371	$682,780,424	$32,626,207	$163,740
Derivatives:
Assets
Futures	$5,224	$5,224	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,574,155	$3,574,155	—	—
Consumer discretionary	23,351,516	23,351,516	—	—
Consumer staples	6,930,299	6,930,299	—	—
Energy	9,630,556	9,630,556	—	—
Financials	34,219,976	34,219,393	—	$583
Health care	21,756,737	21,731,102	—	25,635
101

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust (continued)
Industrials	$30,861,676	$30,861,676	—	—
Information technology	20,821,677	20,821,677	—	—
Materials	11,346,653	11,346,653	—	—
Real estate	2,452,423	2,452,423	—	—
Utilities	1,081,479	1,081,479	—	—
Preferred securities	68,851	68,851	—	—
Warrants	2,380	2,380	—	—
Short-term investments	774,038	774,038	—	—
Total investments in securities	$166,872,416	$166,846,198	—	$26,218

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$17,331,987	$17,331,987	—	—
Consumer discretionary	85,783,748	82,992,078	$2,791,670	—
Consumer staples	6,199,402	5,324,493	874,909	—
Financials	16,555,543	16,555,543	—	—
Health care	121,398,063	121,398,063	—	—
Industrials	48,624,165	48,624,165	—	—
Information technology	124,884,842	121,271,352	3,570,532	$42,958
Materials	2,775,736	2,775,736	—	—
Real estate	15,060,702	15,060,702	—	—
Short-term investments	11,041,650	9,241,650	1,800,000	—
Total investments in securities	$449,655,838	$440,575,769	$9,037,111	$42,958
Unrealized appreciation on unfunded commitments	$(70,880)	—	—	$(70,880)

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$30,239,337	$30,239,337	—	—
Consumer staples	32,462,202	20,257,724	$12,204,478	—
Energy	19,790,079	19,790,079	—	—
Financials	131,815,943	131,815,943	—	—
Health care	39,772,810	39,772,810	—	—
Industrials	136,094,476	124,006,280	12,088,196	—
Information technology	41,819,261	41,819,261	—	—
Materials	40,027,571	40,027,571	—	—
Real estate	51,859,141	51,859,141	—	—
Utilities	21,982,014	21,982,014	—	—
Short-term investments	15,918,223	218,223	15,700,000	—
Total investments in securities	$561,781,057	$521,788,383	$39,992,674	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$170,394,106	$170,394,106	—	—
Warrants	11,710	11,710	—	—
Short-term investments	4,001,287	4,001,287	—	—
Total investments in securities	$174,407,103	$174,407,103	—	—

102

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$714,548,267	$580,403,014	$134,145,253	—
Consumer discretionary	1,110,743,147	762,203,826	348,539,321	—
Consumer staples	616,420,895	331,310,068	285,110,827	—
Energy	265,107,069	176,153,579	88,953,490	—
Financials	1,195,850,079	730,685,819	465,163,615	$645
Health care	1,156,890,967	818,560,777	338,219,928	110,262
Industrials	1,036,815,210	609,571,103	427,244,107	—
Information technology	1,766,376,655	1,520,875,374	245,501,281	—
Materials	406,073,292	188,435,487	217,637,805	—
Real estate	307,219,805	223,941,872	83,277,933	—
Utilities	248,209,746	154,390,275	93,819,471	—
Preferred securities	16,903,531	—	16,903,531	—
Rights	99,495	99,495	—	—
Warrants	147,509	147,509	—	—
Short-term investments	447,050,232	47,340,809	399,709,423	—
Total investments in securities	$9,288,455,899	$6,144,119,007	$3,144,225,985	$110,907
Derivatives:
Assets
Futures	$4,639,961	$4,639,961	—	—
Liabilities
Futures	(3,963,750)	(3,963,750)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$97,013,783	$97,012,918	$797	$68
Consumer discretionary	112,470,843	112,465,447	5,367	29
Consumer staples	51,414,367	51,414,367	—	—
Energy	27,347,343	27,347,343	—	—
Financials	100,737,306	100,737,184	—	122
Health care	113,120,241	113,103,295	—	16,946
Industrials	78,801,157	78,801,157	—	—
Information technology	228,845,260	228,845,260	—	—
Materials	20,852,238	20,852,043	—	195
Real estate	28,110,783	28,103,344	—	7,439
Utilities	19,365,093	19,365,093	—	—
Preferred securities	42,726	42,726	—	—
Corporate bonds	886	—	886	—
Rights	6,147	6,147	—	—
Warrants	3,323	2,677	634	12
Short-term investments	38,828,045	9,232,360	29,595,685	—
Total investments in securities	$916,959,541	$887,331,361	$29,603,369	$24,811
Derivatives:
Assets
Futures	$356,305	$356,305	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
103

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The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
Mid Cap Stock Trust	Common stocks	Preferred securities	Unfunded commitments	Total
Balance as of 12-31-20	$816,142	$20,108,657	—	$20,924,799
Realized gain (loss)	360,889	928,273	—	1,289,162
Change in unrealized appreciation (depreciation)	(399,749)	(6,055,952)	$2,117,102	(4,338,599)
Purchases	—	—	—	—
Sales	(706,432)	(7,021,003)	—	(7,727,435)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 6-30-21	$70,850	$7,959,975	$2,117,102	$10,147,927
Change in unrealized at period end[1]	—	$636,531	$2,117,102	$2,753,633

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios' Level 3 securities are outlined in the table below.
Mid Cap Stock Trust	Fair Value at 6-30-21	Valuation technique	Significant unobservable inputs	Input/Range*
Common Stocks	$70,850	Recovery Value	Expected future value Discount	$0.33 15%

Preferred Securities	$5,056,092	Market Comparable	EV to revenue multiple Discount OPM - Volatility	1.84x 17.5%
	$1,782,975	Market Comparable and Option Model	EV to revenue multiple Discount OPM - Volatility	7.35x 25% 45%
	$1,072,477	Transactions Indicative of Value	Adjusted prior/recent transactions Exchange Ratio Discount Probability Weightings	$11.50 0.83 7.5% 90%
	$48,431	Recovery Value	Expected future value Discount	$0.355 55%
	$7,959,975

Unrealized appreciation on unfunded commitments	$2,289,515	Transaction Indicative of Value	Prior/recent transactions Discount	$15.02 10%
	$(172,413)	Transaction Indicative of Value	Prior/recent transactions Probability weighting Discount	$10.31 90% 10%
	$2,117,102

Total	$10,147,927
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the portfolios' Level 3 securities as of June 30, 2021, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Adjusted prior/recent transactions or prior/recent transactions	Increase	Decrease
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Exchange Ratio	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Probability weighting	Variable	Variable
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the
104

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collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Special purpose acquisition companies. Special purpose acquisition companies (SPACs) are collective investment structures that allow public stock market qualified investors to invest in private equity type transactions (PIPE). SPACs are shell or blank-check companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The portfolios may enter into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. Mid Cap Stock Trust and Small Cap Stock Trust had unfunded commitments outstanding of $9,165,000 and $6,876,000, respectively, to purchase PIPE shares as of June 30, 2021. Unrealized appreciation (depreciation) on the SPAC commitments is reflected on the Statements of assets and liabilities as Unrealized appreciation (depreciation) on unfunded commitments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2021. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
105

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Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$1,016,056	$1,036,485	—
Blue Chip Growth Trust	6,028,963	6,158,223	—
Disciplined Value International Trust	11,428,106	9,544,107	$2,469,521
Emerging Markets Value Trust	4,868,824	2,539,215	2,856,292
Equity Income Trust	6,533,050	6,669,672	—
International Equity Index Trust	13,941,022	7,364,452	7,508,761
International Small Company Trust	3,126,802	1,979,678	1,448,179
Mid Cap Index Trust	6,588,372	6,098,610	643,215
Mid Cap Stock Trust	29,108,796	29,974,300	—
Mid Value Trust	2,741,647	2,828,683	—
Science & Technology Trust	9,489,636	9,697,384	—
Small Cap Index Trust	16,168,899	5,679,303	11,286,970
Small Cap Opportunities Trust	425,948	435,768	—
Small Cap Stock Trust	8,980,464	9,255,746	—
Small Cap Value Trust	213,065	218,225	—
Small Company Value Trust	504,188	515,526	—
Strategic Equity Allocation Trust	62,510,668	47,332,776	16,948,761
Total Stock Market Index Trust	8,911,447	9,228,874	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments in companies located in certain foreign countries, such as China. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding International Equity Index Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million.
International Equity Index Trust and and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, International Equity Index Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement. Effective March 26, 2021, Real Estate Securities Trust transitioned from the BNP Paribas arrangement to the syndicated line of credit agreement with Citibank, N.A.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2021 were as follows:
Portfolio	Commitment fee
500 Index Trust	$21,832
American Asset Allocation Trust	6,631
American Global Growth Trust	3,510
Portfolio	Commitment fee
American Growth Trust	$5,635
American Growth-Income Trust	5,647
American International Trust	4,221

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Portfolio	Commitment fee
Blue Chip Growth Trust	$9,019
Capital Appreciation Trust	4,741
Capital Appreciation Value Trust	4,077
Disciplined Value International Trust	3,688
Emerging Markets Value Trust	3,509
Equity Income Trust	7,144
Financial Industries Trust	3,277
Fundamental All Cap Core Trust	9,005
Fundamental Large Cap Value Trust	4,835
Global Equity Trust	3,767
Health Sciences Trust	3,700
International Equity Index Trust	5,199
International Small Company Trust	3,184
Lifestyle Balanced Portfolio	5,915
Lifestyle Conservative Portfolio	3,476

Portfolio	Commitment fee
Lifestyle Growth Portfolio	$19,662
Lifestyle Moderate Portfolio	3,802
Mid Cap Index Trust	6,574
Mid Cap Stock Trust	5,372
Mid Value Trust	4,586
Real Estate Securities Trust	3,614
Science & Technology Trust	5,842
Small Cap Index Trust	4,634
Small Cap Opportunities Trust	3,288
Small Cap Stock Trust	4,003
Small Cap Value Trust	4,286
Small Company Value Trust	3,302
Strategic Equity Allocation Trust	27,461
Total Stock Market Index Trust	5,111
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
Disciplined Value International Trust	$17,239,773	$19,812,805
Emerging Markets Value Trust	—	50,093,565
Global Equity Trust	—	39,676,162
Real Estate Securities Trust	10,482,649	—
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,040,113,990	$4,772,094,524	$(76,369,763)	$4,695,724,761
American Asset Allocation Trust	1,049,359,819	389,391,984	—	389,391,984
American Global Growth Trust	165,574,564	87,505,460	—	87,505,460
American Growth Trust	710,619,039	384,404,085	—	384,404,085
American Growth-Income Trust	809,194,495	273,085,721	—	273,085,721
American International Trust	395,863,050	116,560,925	—	116,560,925
Blue Chip Growth Trust	1,303,347,229	1,164,866,478	(3,335,689)	1,161,530,789
Capital Appreciation Trust	490,859,296	279,064,749	(3,109,881)	275,954,868
Capital Appreciation Value Trust	398,109,725	83,508,594	(2,765,491)	80,743,103
Disciplined Value International Trust	293,057,519	41,934,815	(5,730,732)	36,204,083
Emerging Markets Value Trust	230,405,002	62,560,364	(27,331,324)	35,229,040
Equity Income Trust	1,238,923,626	440,837,059	(10,757,741)	430,079,318
Financial Industries Trust	135,411,603	36,216,335	(1,090,566)	35,125,769
Fundamental All Cap Core Trust	1,343,929,780	1,195,214,672	(10,981,885)	1,184,232,787
Fundamental Large Cap Value Trust	568,754,114	244,951,301	(3,320,653)	241,630,648
Global Equity Trust	284,939,544	72,175,771	(3,094,134)	69,081,637
Health Sciences Trust	212,316,290	131,712,913	(5,455,299)	126,257,614
International Equity Index Trust	633,331,863	365,780,164	(65,284,851)	300,495,313
International Small Company Trust	118,122,959	32,408,965	(21,244,514)	11,164,451
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Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Balanced Portfolio	$1,017,887,314	$183,022,104	—	$183,022,104
Lifestyle Conservative Portfolio	218,925,877	15,956,425	—	15,956,425
Lifestyle Growth Portfolio	5,141,999,413	1,298,890,780	—	1,298,890,780
Lifestyle Moderate Portfolio	320,740,657	44,424,145	—	44,424,145
Mid Cap Index Trust	1,079,536,023	419,340,267	$(35,519,741)	383,820,526
Mid Cap Stock Trust	755,046,644	262,235,394	(13,427,069)	248,808,325
Mid Value Trust	545,653,852	141,684,723	(14,590,237)	127,094,486
Real Estate Securities Trust	305,736,366	66,518,379	(166,289)	66,352,090
Science & Technology Trust	931,472,222	261,602,239	(11,491,605)	250,110,634
Small Cap Index Trust	501,310,953	245,587,323	(31,322,681)	214,264,642
Small Cap Opportunities Trust	123,017,936	51,829,249	(7,974,769)	43,854,480
Small Cap Stock Trust	386,449,334	79,588,688	(16,382,184)	63,206,504
Small Cap Value Trust	448,964,497	122,405,554	(9,588,994)	112,816,560
Small Company Value Trust	121,429,561	55,182,748	(2,205,206)	52,977,542
Strategic Equity Allocation Trust	4,882,912,373	4,607,137,565	(200,917,828)	4,406,219,737
Total Stock Market Index Trust	375,417,123	563,259,720	(21,360,997)	541,898,723
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, wash sale loss deferrals, litigation proceeds and investments in passive foreign investment companies.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the
108

Derivative instruments, continued

risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$201.3 million to $246.2 million
Emerging Markets Value Trust	To gain exposure to certain securities markets.	$1.5 million to $2.1 million
International Equity Index Trust	To gain exposure to certain securities markets.	$18.5 million to $25.8 million
International Small Company Trust	To gain exposure to certain securities markets.	$767,000 to $959,000
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$20.7 million to $82.4 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$20.2 million to $47.9 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$289.8 million to $461.3 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$12.7 million to $31.9 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Financial Industries Trust	To manage against changes in foreign currency exchange rates.	Up to $26.6 million
Global Equity Trust	To manage against changes in foreign currency exchange rates.	$21.2 million to $22.4 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a portfolio purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.
The following table details how the portfolios used written options contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	$4.2 million to $6.1 million
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Derivative instruments, continued

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$2,795,411	—
				$2,795,411	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(6,141,041)
				—	$(6,141,041)
Emerging Markets Value Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(9,468)
				—	$(9,468)
Global Equity Trust	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$280,865	$(319,180)
				$280,865	$(319,180)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(154,447)
				—	$(154,447)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(20,387)
				—	$(20,387)
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(977,070)
				—	$(977,070)
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$5,224	—
				$5,224	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$4,639,961	$(3,963,750)
				$4,639,961	$(3,963,750)
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$356,305	—
				$356,305	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$33,576,833	—	—	$33,576,833
Capital Appreciation Value Trust	Equity	—	—	$1,488,551	$1,488,551
Emerging Markets Value Trust	Equity	$41,438	—	—	$41,438
Financial Industries Trust	Currency	—	$(625,234)	—	$(625,234)
Global Equity Trust	Currency	—	$(252,021)	—	$(252,021)
International Equity Index Trust	Equity	$2,234,455	—	—	$2,234,455
International Small Company Trust	Equity	$120,747	—	—	$120,747
Mid Cap Index Trust	Equity	$7,814,383	—	—	$7,814,383
Small Cap Index Trust	Equity	$3,060,469	—	—	$3,060,469
Strategic Equity Allocation Trust	Equity	$56,772,531	—	—	$56,772,531
Total Stock Market Index Trust	Equity	$3,366,758	—	—	$3,366,758
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Derivative instruments, continued

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$(2,455,966)	—	—	$(2,455,966)
Capital Appreciation Value Trust	Equity	—	—	$241,853	$241,853
Emerging Markets Value Trust	Equity	$(50,998)	—	—	$(50,998)
Financial Industries Trust	Currency	—	$656,480	—	$656,480
Global Equity Trust	Currency	—	$451,011	—	$451,011
International Equity Index Trust	Equity	$(766,735)	—	—	$(766,735)
International Small Company Trust	Equity	$(29,902)	—	—	$(29,902)
Mid Cap Index Trust	Equity	$(1,396,824)	—	—	$(1,396,824)
Small Cap Index Trust	Equity	$(498,550)	—	—	$(498,550)
Strategic Equity Allocation Trust	Equity	$(6,262,112)	—	—	$(6,262,112)
Total Stock Market Index Trust	Equity	$82,404	—	—	$82,404
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; c) 0.750% of the next $2 billion of aggregate net assets; and d) 0.725% of the excess over $3 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series.
•  Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Disciplined Value International Trust — If aggregate net assets are less than $300 million, then the management fee to be paid is 0.825% of aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee to be paid is 0.775% of aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million; and c) 0.725% of the excess over $3 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and Disciplined Value International Fund, a series of John Hancock Investment Trust.
•  Emerging Markets Value Trust — a)0.900% of the first $100 million of aggregate net assets; and b) 0.850% of the excess over $100 million of aggregate net assets. Prior to March 1, 2021, the annual rates were a) 1.000% of the first $100 million of aggregate net assets; and b) 0.950% of the excess over $100 million of aggregate net assets.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
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When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund and Manulife US Large Cap Value Equity Fund (Canada).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets.
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.850% of aggregate net assets. Prior to March 1, 2021, 0.950% of aggregate net assets.
•  Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated fund assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.
•  Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $20 million of aggregate net assets. When aggregate net assets exceed $50 million on any day, the management fee for that day is 0.950% of all assets of the portfolio.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•  Small Cap Value Trust — a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Strategic Equity Allocation Fund, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:
Portfolio	Subadvisor(s)
Science & Technology Trust	Allianz Global Investors U.S. LLC and T. Rowe Price Associates, Inc.
Disciplined Value International Trust	Boston Partners Global Investors, Inc.
Emerging Markets Value Trust International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
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Portfolio	Subadvisor(s)
Capital Appreciation Trust	Jennison Associates LLC
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[1]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[1]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Mid Cap Stock Trust Real Estate Securities Trust Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value International Trust	0.25%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.25%
Portfolio	Expense limitation as a percentage of average net assets
Health Sciences Trust	0.20%
International Small Company Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2021, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, portfolio brokerage commissions and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
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The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2022, and may terminate at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Lifestyle Growth Portfolio by 0.005% of the portfolio's average daily net assets. The expense limitation agreement expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to May 1, 2021, this waiver was voluntary.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2022, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust (the portion of the portfolios’ net assets managed by T. Rowe Price) and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for International Small Company Trust and Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio’s average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to waive its management fee by 0.07% of the portfolio’s average daily net assets of Total Stock Market Index Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee on Science & Technology Trust so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the funds’ average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the Trust.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust (after giving effect to asset-based breakpoints) by 0.003% of the Fund’s average daily net assets. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2021, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$5,562,727	$102,424	—	$3,093,169	$8,758,320
American Asset Allocation Trust	15,209	41,511	$5,548	—	62,268
American Global Growth Trust	1,801	7,635	1,422	—	10,858
American Growth Trust	9,822	31,968	4,531	—	46,321
American Growth-Income Trust	13,484	23,310	9,253	—	46,047
American International Trust	7,340	13,667	1,641	—	22,648
Blue Chip Growth Trust	66,336	25,612	—	315,976	407,924
Capital Appreciation Trust	11,500	3,736	—	16,591	31,827
Capital Appreciation Value Trust	1,668	60,459	—	35,507	97,634
Disciplined Value International Trust	3,520	2,091	—	8,258	13,869
Emerging Markets Value Trust	291	1,521	—	9,205	11,017
Equity Income Trust	36,655	19,413	—	186,736	242,804
Financial Industries Trust	4,815	796	—	1,256	6,867
Fundamental All Cap Core Trust	5,362	2,379	—	94,847	102,588
Fundamental Large Cap Value Trust	25,564	10,135	—	8,224	43,923
Global Equity Trust	11,807	1,218	—	1,997	15,022
Health Sciences Trust	21,330	22,004	—	44,901	88,235
International Equity Index Trust	478,518	30,394	—	634,011	1,142,923
International Small Company Trust	1,181	676	—	3,547	5,404
Lifestyle Balanced Portfolio	1,010	24,545	—	3,547	29,102
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	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
Lifestyle Conservative Portfolio	$1,539	$18,287	—	$862	$20,688
Lifestyle Growth Portfolio	6,017	140,859	—	12,703	159,579
Lifestyle Moderate Portfolio	488	9,602	—	1,227	11,317
Mid Cap Index Trust	590,023	39,681	—	144,769	774,473
Mid Cap Stock Trust	10,172	5,097	—	27,446	42,715
Mid Value Trust	65,284	14,607	—	98,556	178,447
Real Estate Securities Trust	2,837	1,502	—	10,435	14,774
Science & Technology Trust	248,985	21,807	—	40,283	311,075
Small Cap Index Trust	144,237	11,510	—	47,986	203,733
Small Cap Opportunities Trust	99,092	38,356	—	37,254	174,702
Small Cap Stock Trust	6,032	1,817	—	11,919	19,768
Small Cap Value Trust	8,149	1,178	—	14,770	24,097
Small Company Value Trust	18,746	14,666	—	20,383	53,795
Strategic Equity Allocation Trust	—	—	—	6,142,277	6,142,277
Total Stock Market Index Trust	229,866	18,979	—	89,853	338,698
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.22%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.70%
Capital Appreciation Trust	0.69%
Capital Appreciation Value Trust	0.78%
Disciplined Value International Trust	0.77%
Emerging Markets Value Trust	0.88%
Equity Income Trust	0.65%
Financial Industries Trust	0.76%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.90%
International Equity Index Trust	0.27%
Portfolio	Net Annual Effective Rate
International Small Company Trust	0.87%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.02%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.03%
Mid Cap Index Trust	0.36%
Mid Cap Stock Trust	0.82%
Mid Value Trust	0.90%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.96%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.78%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.93%
Small Company Value Trust	0.99%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%

*	The JHVIT Feeder Funds do not directly incur investment advisory fees. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
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Class	Rule 12b-1 Fee
Series II	0.75%
Series III	0.25%
Distribution and service fees for the six months ended June 30, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$1,146,856	$105,564	$—	$1,252,420
American Asset Allocation Trust	1,045,213	3,572,133	158,997	4,776,343
American Global Growth Trust	123,671	656,934	40,773	821,378
American Growth Trust	674,766	2,750,860	129,985	3,555,611
American Growth-Income Trust	926,919	2,004,940	265,281	3,197,140
American International Trust	505,199	1,176,356	47,103	1,728,658
Blue Chip Growth Trust	95,896	185,200	—	281,096
Capital Appreciation Trust	66,000	107,265	—	173,265
Capital Appreciation Value Trust	1,958	356,433	—	358,391
Disciplined Value International Trust	20,176	59,960	—	80,136
Emerging Markets Value Trust	1,669	43,654	—	45,323
Equity Income Trust	61,240	162,191	—	223,431
Financial Industries Trust	27,540	22,703	—	50,243
Fundamental All Cap Core Trust	30,736	68,130	—	98,866
Fundamental Large Cap Value Trust	108,900	216,137	—	325,037
Global Equity Trust	67,679	34,909	—	102,588
Health Sciences Trust	19,606	101,180	—	120,786
International Equity Index Trust	94,778	30,096	—	124,874
International Small Company Trust	6,773	19,363	—	26,136
Lifestyle Balanced Portfolio	10,104	1,227,312	—	1,237,416
Lifestyle Conservative Portfolio	4,353	259,193	—	263,546
Lifestyle Growth Portfolio	60,160	7,043,476	—	7,103,636
Lifestyle Moderate Portfolio	3,864	379,736	—	383,600
Mid Cap Index Trust	271,358	91,227	—	362,585
Mid Cap Stock Trust	58,373	146,333	—	204,706
Mid Value Trust	59,919	67,021	—	126,940
Real Estate Securities Trust	16,247	43,007	—	59,254
Science & Technology Trust	233,705	102,300	—	336,005
Small Cap Index Trust	122,803	49,026	—	171,829
Small Cap Opportunities Trust	23,072	44,651	—	67,723
Small Cap Stock Trust	34,684	52,215	—	86,899
Small Cap Value Trust	46,674	33,661	—	80,335
Small Company Value Trust	14,745	57,697	—	72,442
Total Stock Market Index Trust	146,008	60,264	—	206,272
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the six months ended June 30, 2021, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$285,771
American Global Growth Trust	70,073
American Growth Trust	330,103
American Growth-Income Trust	187,128
American International Trust	31,369
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Small Cap Opportunities Trust	Borrower	$12,300,000	2	0.655%	$(448)
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Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Strategic Equity Allocation Trust	Borrower	16,000,000	1	0.660	(293)
500 Index Trust	Lender	3,400,000	1	0.660	62
Blue Chip Growth Trust	Lender	14,000,000	1	0.660	257
Capital Appreciation Trust	Lender	2,400,000	1	0.670	45
Capital Appreciation Value Trust	Lender	12,100,000	2	0.658	443
Disciplined Value International Trust	Lender	4,000,000	1	0.655	73
Emerging Markets Value Trust	Lender	1,400,000	1	0.660	26
Equity Income Trust	Lender	13,700,000	2	0.666	507
Health Sciences Trust	Lender	1,200,000	1	0.655	22
International Equity Index Trust	Lender	9,778,877	4	0.659	716
International Small Company Trust	Lender	900,000	1	0.665	17
Mid Cap Index Trust	Lender	4,100,000	1	0.660	75
Mid Cap Stock Trust	Lender	3,700,000	3	0.660	203
Mid Value Trust	Lender	1,100,000	3	0.660	61
Real Estate Securities Trust	Lender	2,800,000	1	0.660	51
Science & Technology Trust	Lender	5,320,000	2	0.667	197
Small Cap Index Trust	Lender	2,870,563	1	0.660	53
Small Cap Opportunities Trust	Lender	1,900,000	1	0.650	34
Small Cap Stock Trust	Lender	2,700,000	1	0.660	50
Small Cap Value Trust	Lender	8,000,000	1	0.660	147
Small Company Value Trust	Lender	2,650,000	2	0.587	86
Strategic Equity Allocation Trust	Lender	5,400,000	3	0.660	297
Total Stock Market Index Trust	Lender	3,681,528	1	0.660	68
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2021 and for the year ended December 31, 2020 were as follows:
500 Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,423,500	$158,649,195	5,921,233	$218,381,029
Distributions reinvested	—	—	3,620,049	140,819,888
Repurchased	(4,448,479)	(208,361,570)	(9,756,329)	(365,725,383)
Net decrease	(1,024,979)	$(49,712,375)	(215,047)	$(6,524,466)
Series II shares
Sold	124,952	$5,785,744	278,601	$10,159,140
Distributions reinvested	—	—	63,871	2,486,486
Repurchased	(136,947)	(6,508,687)	(573,009)	(20,761,569)
Net decrease	(11,995)	$(722,943)	(230,537)	$(8,115,943)
Series NAV shares
Sold	678,255	$31,259,889	2,481,106	$89,192,287
Distributions reinvested	—	—	2,106,519	81,922,505
Repurchased	(2,104,603)	(96,623,302)	(6,996,982)	(265,504,963)
Net decrease	(1,426,348)	$(65,363,413)	(2,409,357)	$(94,390,171)
Total net decrease	(2,463,322)	$(115,798,731)	(2,854,941)	$(109,030,580)
American Asset Allocation Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	527,300	$6,739,609	1,019,869	$12,392,769
Distributions reinvested	—	—	3,555,563	40,739,656
Repurchased	(729,570)	(9,492,004)	(1,692,942)	(20,650,720)
Net increase (decrease)	(202,270)	$(2,752,395)	2,882,490	$32,481,705
Series II shares
Sold	3,818	$46,585	48,549	$606,953
Distributions reinvested	—	—	10,249,020	117,374,226
Repurchased	(7,601,800)	(98,829,214)	(9,405,795)	(114,753,634)
Net increase (decrease)	(7,597,982)	$(98,782,629)	891,774	$3,227,545
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American Asset Allocation Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series III shares
Sold	25,732	$319,857	3,781	$48,472
Distributions reinvested	—	—	1,372,797	15,804,385
Repurchased	(561,096)	(7,268,387)	(920,846)	(11,348,696)
Net increase (decrease)	(535,364)	$(6,948,530)	455,732	$4,504,161
Total net increase (decrease)	(8,335,616)	$(108,483,554)	4,229,996	$40,213,411
American Global Growth Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	222,275	$4,656,932	310,211	$5,619,188
Distributions reinvested	—	—	146,182	2,575,727
Repurchased	(126,989)	(2,648,200)	(169,318)	(2,780,771)
Net increase	95,286	$2,008,732	287,075	$5,414,144
Series II shares
Sold	116,365	$2,419,979	227,622	$3,274,179
Distributions reinvested	—	—	721,701	12,658,629
Repurchased	(889,778)	(18,661,507)	(2,012,493)	(34,683,183)
Net decrease	(773,413)	$(16,241,528)	(1,063,170)	$(18,750,375)
Series III shares
Sold	475	$10,333	16,897	$235,937
Distributions reinvested	—	—	132,412	2,331,770
Repurchased	(115,579)	(2,438,196)	(341,858)	(6,017,003)
Net decrease	(115,104)	$(2,427,863)	(192,549)	$(3,449,296)
Total net decrease	(793,231)	$(16,660,659)	(968,644)	$(16,785,527)
American Growth Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	444,895	$10,959,644	821,756	$15,732,978
Distributions reinvested	—	—	1,156,818	23,055,381
Repurchased	(423,122)	(10,422,686)	(1,203,164)	(22,705,775)
Net increase	21,773	$536,958	775,410	$16,082,584
Series II shares
Sold	34,720	$868,971	346,084	$5,659,635
Distributions reinvested	—	—	4,176,618	82,362,899
Repurchased	(2,906,860)	(71,212,788)	(8,441,352)	(169,764,408)
Net decrease	(2,872,140)	$(70,343,817)	(3,918,650)	$(81,741,874)
Series III shares
Sold	4,864	$117,961	1,274	$24,568
Distributions reinvested	—	—	589,786	11,683,659
Repurchased	(387,758)	(9,609,907)	(1,359,161)	(27,453,411)
Net decrease	(382,894)	$(9,491,946)	(768,101)	$(15,745,184)
Total net decrease	(3,233,261)	$(79,298,805)	(3,911,341)	$(81,404,474)
American Growth-Income Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	119,528	$2,077,361	183,326	$2,819,280
Distributions reinvested	—	—	2,764,183	40,231,022
Repurchased	(937,697)	(15,790,999)	(1,756,412)	(27,399,881)
Net increase (decrease)	(818,169)	$(13,713,638)	1,191,097	$15,650,421
Series II shares
Sold	55,292	$947,055	1,974,037	$26,190,185
Distributions reinvested	—	—	4,911,020	71,054,364
Repurchased	(3,394,313)	(57,478,718)	(5,204,133)	(81,022,078)
Net increase (decrease)	(3,339,021)	$(56,531,663)	1,680,924	$16,222,471
118

Portfolio share transactions, continued

American Growth-Income Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series III shares
Sold	23,265	$403,131	573,376	$7,554,893
Distributions reinvested	—	—	1,975,364	28,815,935
Repurchased	(1,225,762)	(20,938,943)	(1,812,495)	(28,414,367)
Net increase (decrease)	(1,202,497)	$(20,535,812)	736,245	$7,956,461
Total net increase (decrease)	(5,359,687)	$(90,781,113)	3,608,266	$39,829,353
American International Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	318,377	$6,927,077	1,438,799	$26,075,864
Distributions reinvested	—	—	396,009	7,212,200
Repurchased	(1,018,029)	(22,309,176)	(805,159)	(14,834,306)
Net increase (decrease)	(699,652)	$(15,382,099)	1,029,649	$18,453,758
Series II shares
Sold	271,054	$5,721,691	1,542,713	$23,168,571
Distributions reinvested	—	—	769,296	13,936,196
Repurchased	(1,055,049)	(23,112,877)	(3,167,568)	(60,331,815)
Net decrease	(783,995)	$(17,391,186)	(855,559)	$(23,227,048)
Series III shares
Sold	31,993	$674,101	180,478	$2,688,570
Distributions reinvested	—	—	100,503	1,844,292
Repurchased	(115,392)	(2,518,868)	(376,456)	(7,258,610)
Net decrease	(83,399)	$(1,844,767)	(95,475)	$(2,725,748)
Total net increase (decrease)	(1,567,046)	$(34,618,052)	78,615	$(7,499,038)
Blue Chip Growth Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	106,739	$4,416,567	103,392	$4,005,098
Distributions reinvested	—	—	1,276,533	48,329,550
Repurchased	(693,356)	(28,991,789)	(1,275,024)	(47,690,215)
Net increase (decrease)	(586,617)	$(24,575,222)	104,901	$4,644,433
Series II shares
Sold	14,922	$601,958	142,636	$5,254,705
Distributions reinvested	—	—	544,652	19,738,173
Repurchased	(387,709)	(15,564,740)	(816,093)	(28,963,362)
Net decrease	(372,787)	$(14,962,782)	(128,805)	$(3,970,484)
Series NAV shares
Sold	1,326,443	$55,448,020	1,689,367	$59,372,907
Distributions reinvested	—	—	5,928,792	224,760,504
Repurchased	(4,583,862)	(194,493,841)	(11,896,286)	(432,880,813)
Net decrease	(3,257,419)	$(139,045,821)	(4,278,127)	$(148,747,402)
Total net decrease	(4,216,823)	$(178,583,825)	(4,302,031)	$(148,073,453)
Capital Appreciation Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	131,558	$998,675	922,678	$5,895,320
Distributions reinvested	—	—	3,527,777	24,024,161
Repurchased	(3,136,166)	(24,538,953)	(4,901,499)	(30,940,634)
Net decrease	(3,004,608)	$(23,540,278)	(451,044)	$(1,021,153)
Series II shares
Sold	403,522	$2,791,639	1,232,228	$6,883,127
Distributions reinvested	—	—	1,545,840	9,104,998
Repurchased	(1,749,032)	(11,667,485)	(3,025,254)	(16,804,159)
Net decrease	(1,345,510)	$(8,875,846)	(247,186)	$(816,034)
119

Portfolio share transactions, continued

Capital Appreciation Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,631,066	$12,875,201	5,259,711	$34,080,171
Distributions reinvested	—	—	4,692,330	32,189,382
Repurchased	(3,605,369)	(27,006,002)	(12,080,769)	(76,240,730)
Net decrease	(1,974,303)	$(14,130,801)	(2,128,728)	$(9,971,177)
Total net decrease	(6,324,421)	$(46,546,925)	(2,826,958)	$(11,808,364)
Capital Appreciation Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	242,669	$3,489,974	103,645	$1,297,857
Distributions reinvested	—	—	41,423	514,065
Repurchased	(32,885)	(473,347)	(269,017)	(3,161,091)
Net increase (decrease)	209,784	$3,016,627	(123,949)	$(1,349,169)
Series II shares
Sold	237,090	$3,302,525	214,189	$2,803,112
Distributions reinvested	—	—	1,993,970	24,625,527
Repurchased	(2,304,102)	(32,398,424)	(2,930,899)	(36,750,743)
Net decrease	(2,067,012)	$(29,095,899)	(722,740)	$(9,322,104)
Series NAV shares
Sold	1,090,163	$15,280,440	1,440,088	$18,173,546
Distributions reinvested	—	—	1,061,455	13,130,202
Repurchased	(407,976)	(5,787,526)	(953,562)	(11,983,369)
Net increase	682,187	$9,492,914	1,547,981	$19,320,379
Total net increase (decrease)	(1,175,041)	$(16,586,358)	701,292	$8,649,106
Disciplined Value International Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	54,292	$785,323	160,080	$1,770,429
Distributions reinvested	—	—	130,430	1,438,637
Repurchased	(405,208)	(5,738,599)	(810,267)	(9,167,346)
Net decrease	(350,916)	$(4,953,276)	(519,757)	$(5,958,280)
Series II shares
Sold	41,581	$603,438	197,958	$2,235,610
Distributions reinvested	—	—	71,958	793,702
Repurchased	(306,428)	(4,366,161)	(601,995)	(6,890,451)
Net decrease	(264,847)	$(3,762,723)	(332,079)	$(3,861,139)
Series NAV shares
Sold	438,665	$6,332,648	939,068	$9,869,347
Distributions reinvested	—	—	316,378	3,461,172
Repurchased	(753,055)	(10,815,542)	(1,316,739)	(15,073,683)
Net decrease	(314,390)	$(4,482,894)	(61,293)	$(1,743,164)
Total net decrease	(930,153)	$(13,198,893)	(913,129)	$(11,562,583)
Emerging Markets Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	94,720	$1,001,813	49,767	$392,560
Distributions reinvested	—	—	15,181	124,789
Repurchased	(87,645)	(946,085)	(78,579)	(672,630)
Net increase (decrease)	7,075	$55,728	(13,631)	$(155,281)
Series II shares
Sold	255,038	$2,642,381	397,541	$2,947,587
Distributions reinvested	—	—	77,731	638,953
Repurchased	(454,766)	(4,815,322)	(707,653)	(5,949,846)
Net decrease	(199,728)	$(2,172,941)	(232,381)	$(2,363,306)
120

Portfolio share transactions, continued

Emerging Markets Value Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	989,490	$10,486,031	3,074,065	$25,601,816
Distributions reinvested	—	—	495,136	4,060,113
Repurchased	(1,024,192)	(10,746,448)	(3,681,539)	(30,189,053)
Net decrease	(34,702)	$(260,417)	(112,338)	$(527,124)
Total net decrease	(227,355)	$(2,377,630)	(358,350)	$(3,045,711)
Equity Income Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	208,043	$3,370,015	193,014	$2,401,652
Distributions reinvested	—	—	1,847,720	21,710,712
Repurchased	(945,310)	(14,545,309)	(2,281,367)	(30,245,963)
Net decrease	(737,267)	$(11,175,294)	(240,633)	$(6,133,599)
Series II shares
Sold	263,364	$4,279,206	286,348	$3,459,695
Distributions reinvested	—	—	981,536	11,464,344
Repurchased	(720,459)	(11,209,665)	(1,499,805)	(19,362,150)
Net decrease	(457,095)	$(6,930,459)	(231,921)	$(4,438,111)
Series NAV shares
Sold	3,508,493	$52,090,179	9,349,611	$108,715,328
Distributions reinvested	—	—	9,907,677	115,622,593
Repurchased	(8,209,216)	(129,086,990)	(21,503,462)	(275,145,296)
Net decrease	(4,700,723)	$(76,996,811)	(2,246,174)	$(50,807,375)
Total net decrease	(5,895,085)	$(95,102,564)	(2,718,728)	$(61,379,085)
Financial Industries Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,252,013	$18,275,908	877,874	$10,042,802
Distributions reinvested	—	—	845,030	9,295,328
Repurchased	(753,403)	(11,040,218)	(2,474,960)	(29,795,596)
Net increase (decrease)	498,610	$7,235,690	(752,056)	$(10,457,466)
Series II shares
Sold	356,482	$5,248,962	99,663	$1,101,630
Distributions reinvested	—	—	130,970	1,427,577
Repurchased	(87,855)	(1,263,813)	(264,244)	(3,067,024)
Net increase (decrease)	268,627	$3,985,149	(33,611)	$(537,817)
Series NAV shares
Sold	276,248	$4,047,486	126,550	$1,528,459
Distributions reinvested	—	—	219,720	2,408,134
Repurchased	(108,397)	(1,547,733)	(418,969)	(4,977,404)
Net increase (decrease)	167,851	$2,499,753	(72,699)	$(1,040,811)
Total net increase (decrease)	935,088	$13,720,592	(858,366)	$(12,036,094)
Fundamental All Cap Core Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	143,551	$4,880,660	187,477	$4,449,273
Distributions reinvested	—	—	134,814	3,553,697
Repurchased	(462,799)	(15,005,315)	(1,211,487)	(29,521,410)
Net decrease	(319,248)	$(10,124,655)	(889,196)	$(21,518,440)
Series II shares
Sold	67,678	$2,333,932	41,530	$961,810
Distributions reinvested	—	—	53,929	1,417,804
Repurchased	(148,885)	(4,966,340)	(372,864)	(9,505,554)
Net decrease	(81,207)	$(2,632,408)	(277,405)	$(7,125,940)
121

Portfolio share transactions, continued

Fundamental All Cap Core Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	7,805	$273,039	385,095	$8,567,156
Distributions reinvested	—	—	2,196,683	58,278,006
Repurchased	(2,352,043)	(79,047,215)	(4,910,060)	(124,884,034)
Net decrease	(2,344,238)	$(78,774,176)	(2,328,282)	$(58,038,872)
Total net decrease	(2,744,693)	$(91,531,239)	(3,494,883)	$(86,683,252)
Fundamental Large Cap Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	565,209	$16,518,875	260,365	$5,407,923
Distributions reinvested	—	—	489,839	10,560,919
Repurchased	(682,292)	(19,301,484)	(2,625,547)	(56,668,522)
Net decrease	(117,083)	$(2,782,609)	(1,875,343)	$(40,699,680)
Series II shares
Sold	197,355	$5,789,463	285,956	$5,309,493
Distributions reinvested	—	—	186,839	4,060,006
Repurchased	(647,310)	(18,628,942)	(1,194,985)	(26,215,465)
Net decrease	(449,955)	$(12,839,479)	(722,190)	$(16,845,966)
Series NAV shares
Sold	325,561	$9,328,523	1,300,305	$26,713,513
Distributions reinvested	—	—	153,022	3,300,686
Repurchased	(307,518)	(8,739,024)	(679,102)	(14,888,265)
Net increase	18,043	$589,499	774,225	$15,125,934
Total net decrease	(548,995)	$(15,032,589)	(1,823,308)	$(42,419,712)
Global Equity Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	10,871	$257,654	182,495	$2,986,832
Issued in reorganization (Note 13)	—	—	7,506,500	144,970,081
Distributions reinvested	—	—	120,446	2,255,953
Repurchased	(1,008,983)	(22,548,978)	(818,580)	(15,582,367)
Net increase (decrease)	(998,112)	$(22,291,324)	6,990,861	$134,630,499
Series II shares
Sold	13,848	$307,827	26,836	$508,580
Distributions reinvested	—	—	27,029	503,822
Repurchased	(88,664)	(1,960,335)	(301,261)	(5,486,252)
Net decrease	(74,816)	$(1,652,508)	(247,396)	$(4,473,850)
Series NAV shares
Sold	29,469	$641,052	116,006	$2,128,612
Distributions reinvested	—	—	47,706	892,097
Repurchased	(89,264)	(1,998,045)	(217,447)	(4,104,092)
Net decrease	(59,795)	$(1,356,993)	(53,735)	$(1,083,383)
Total net increase (decrease)	(1,132,723)	$(25,300,825)	6,689,730	$129,073,266
Health Sciences Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	30,808	$998,394	200,168	$5,431,964
Distributions reinvested	—	—	267,269	7,609,149
Repurchased	(207,112)	(6,585,591)	(542,151)	(15,438,390)
Net decrease	(176,304)	$(5,587,197)	(74,714)	$(2,397,277)
Series II shares
Sold	39,096	$1,151,713	232,708	$5,820,723
Distributions reinvested	—	—	335,724	8,601,256
Repurchased	(388,857)	(11,104,934)	(447,561)	(11,330,166)
Net increase (decrease)	(349,761)	$(9,953,221)	120,871	$3,091,813
122

Portfolio share transactions, continued

Health Sciences Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	235,447	$7,635,305	360,720	$10,488,088
Distributions reinvested	—	—	506,196	14,689,821
Repurchased	(175,252)	(5,643,574)	(479,739)	(13,754,589)
Net increase	60,195	$1,991,731	387,177	$11,423,320
Total net increase (decrease)	(465,870)	$(13,548,687)	433,334	$12,117,856
International Equity Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	849,528	$17,655,874	930,796	$15,948,275
Distributions reinvested	—	—	644,937	10,938,135
Repurchased	(944,977)	(19,568,755)	(2,744,009)	(45,556,909)
Net decrease	(95,449)	$(1,912,881)	(1,168,276)	$(18,670,499)
Series II shares
Sold	44,501	$913,886	92,935	$1,554,558
Distributions reinvested	—	—	38,661	656,853
Repurchased	(46,566)	(965,648)	(192,743)	(3,157,110)
Net decrease	(2,065)	$(51,762)	(61,147)	$(945,699)
Series NAV shares
Sold	545,280	$11,348,036	1,487,526	$25,201,951
Distributions reinvested	—	—	875,406	14,838,122
Repurchased	(841,344)	(17,217,286)	(2,644,943)	(45,231,553)
Net decrease	(296,064)	$(5,869,250)	(282,011)	$(5,191,480)
Total net decrease	(393,578)	$(7,833,893)	(1,511,434)	$(24,807,678)
International Small Company Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	21,395	$355,480	39,450	$474,755
Distributions reinvested	—	—	100,036	1,259,454
Repurchased	(159,155)	(2,509,728)	(257,699)	(3,259,266)
Net decrease	(137,760)	$(2,154,248)	(118,213)	$(1,525,057)
Series II shares
Sold	36,536	$584,484	89,275	$1,185,643
Distributions reinvested	—	—	52,312	658,088
Repurchased	(107,932)	(1,733,477)	(164,676)	(2,044,024)
Net decrease	(71,396)	$(1,148,993)	(23,089)	$(200,293)
Series NAV shares
Sold	581,025	$9,306,638	573,793	$6,819,431
Distributions reinvested	—	—	284,133	3,580,074
Repurchased	(451,969)	(7,181,182)	(849,215)	(10,833,196)
Net increase (decrease)	129,056	$2,125,456	8,711	$(433,691)
Total net decrease	(80,100)	$(1,177,785)	(132,591)	$(2,159,041)
Lifestyle Balanced Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	233,541	$3,920,314	359,279	$5,657,155
Distributions reinvested	—	—	139,133	2,212,734
Repurchased	(348,987)	(5,855,836)	(434,863)	(6,537,668)
Net increase (decrease)	(115,446)	$(1,935,522)	63,549	$1,332,221
Series II shares
Sold	2,105,338	$35,319,837	8,138,103	$124,512,209
Distributions reinvested	—	—	3,147,016	50,051,972
Repurchased	(2,627,112)	(44,403,873)	(8,461,923)	(122,726,712)
Net increase (decrease)	(521,774)	$(9,084,036)	2,823,196	$51,837,469
123

Portfolio share transactions, continued

Lifestyle Balanced Portfolio, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	703,628	$11,882,665	942,803	$14,741,841
Distributions reinvested	—	—	470,145	7,473,357
Repurchased	(209,607)	(3,514,191)	(456,097)	(7,109,453)
Net increase	494,021	$8,368,474	956,851	$15,105,745
Total net increase (decrease)	(143,199)	$(2,651,084)	3,843,596	$68,275,435
Lifestyle Conservative Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	319,061	$4,604,533	520,129	$7,319,025
Distributions reinvested	—	—	53,824	771,879
Repurchased	(196,700)	(2,835,945)	(334,619)	(4,659,629)
Net increase	122,361	$1,768,588	239,334	$3,431,275
Series II shares
Sold	1,253,834	$18,106,248	4,057,176	$56,829,785
Distributions reinvested	—	—	659,031	9,455,527
Repurchased	(1,608,013)	(23,222,755)	(2,705,610)	(38,146,901)
Net increase (decrease)	(354,179)	$(5,116,507)	2,010,597	$28,138,411
Series NAV shares
Sold	171,184	$2,464,267	524,681	$7,533,847
Distributions reinvested	—	—	28,676	411,202
Repurchased	(118,715)	(1,700,955)	(237,820)	(3,399,644)
Net increase	52,469	$763,312	315,537	$4,545,405
Total net increase (decrease)	(179,349)	$(2,584,607)	2,565,468	$36,115,091
Lifestyle Growth Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	274,956	$5,160,600	478,268	$7,983,782
Issued in reorganization (Note 13)	170,489	3,248,951	—	—
Distributions reinvested	—	—	988,609	16,683,731
Repurchased	(762,965)	(14,146,317)	(1,437,751)	(23,610,633)
Net increase (decrease)	(317,520)	$(5,736,766)	29,126	$1,056,880
Series II shares
Sold	184,130	$3,105,863	6,116,415	$101,042,598
Issued in reorganization (Note 13)	866,692	16,521,890	—	—
Distributions reinvested	—	—	23,030,720	388,074,250
Repurchased	(23,645,656)	(444,264,749)	(43,922,767)	(716,089,958)
Net decrease	(22,594,834)	$(424,636,996)	(14,775,632)	$(226,973,110)
Series NAV shares
Sold	1,428,461	$27,056,177	1,568,699	$26,088,516
Issued in reorganization (Note 13)	1,012,011	19,278,479	—	—
Distributions reinvested	—	—	1,997,743	33,722,560
Repurchased	(808,980)	(15,406,315)	(1,243,416)	(20,476,111)
Net increase	1,631,492	$30,928,341	2,323,026	$39,334,965
Total net decrease	(21,280,862)	$(399,445,421)	(12,423,480)	$(186,581,265)
Lifestyle Moderate Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	186,024	$2,970,576	204,658	$3,075,944
Distributions reinvested	—	—	48,127	741,472
Repurchased	(129,963)	(2,089,657)	(152,179)	(2,217,252)
Net increase	56,061	$880,919	100,606	$1,600,164
Series II shares
Sold	688,031	$11,043,015	3,415,787	$51,266,722
Distributions reinvested	—	—	1,006,770	15,517,113
Repurchased	(1,436,779)	(23,029,559)	(3,072,543)	(43,987,991)
Net increase (decrease)	(748,748)	$(11,986,544)	1,350,014	$22,795,844
124

Portfolio share transactions, continued

Lifestyle Moderate Portfolio, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	412,754	$6,577,879	419,117	$6,367,573
Distributions reinvested	—	—	120,007	1,848,646
Repurchased	(130,507)	(2,077,174)	(339,395)	(5,021,374)
Net increase	282,247	$4,500,705	199,729	$3,194,845
Total net increase (decrease)	(410,440)	$(6,604,920)	1,650,349	$27,590,853
Mid Cap Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,127,548	$27,632,176	612,824	$10,117,174
Distributions reinvested	—	—	5,773,435	105,191,983
Repurchased	(3,557,022)	(85,543,694)	(8,678,002)	(167,035,907)
Net decrease	(2,429,474)	$(57,911,518)	(2,291,743)	$(51,726,750)
Series II shares
Sold	39,545	$964,073	44,091	$694,714
Distributions reinvested	—	—	383,728	6,949,314
Repurchased	(183,378)	(4,384,331)	(562,204)	(10,661,059)
Net decrease	(143,833)	$(3,420,258)	(134,385)	$(3,017,031)
Series NAV shares
Sold	1,429,102	$34,875,648	1,980,024	$37,546,279
Distributions reinvested	—	—	1,338,404	24,385,729
Repurchased	(1,307,220)	(31,150,273)	(2,646,056)	(52,461,826)
Net increase	121,882	$3,725,375	672,372	$9,470,182
Total net decrease	(2,451,425)	$(57,606,401)	(1,753,756)	$(45,273,599)
Mid Cap Stock Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	52,244	$1,451,302	98,756	$2,052,636
Distributions reinvested	—	—	1,136,605	26,323,767
Repurchased	(693,449)	(18,875,573)	(1,579,565)	(34,220,879)
Net decrease	(641,205)	$(17,424,271)	(344,204)	$(5,844,476)
Series II shares
Sold	33,026	$836,608	166,453	$3,272,229
Distributions reinvested	—	—	694,907	14,718,135
Repurchased	(620,134)	(15,341,352)	(982,712)	(19,296,684)
Net decrease	(587,108)	$(14,504,744)	(121,352)	$(1,306,320)
Series NAV shares
Sold	883,237	$24,125,398	2,745,766	$52,818,802
Distributions reinvested	—	—	2,903,582	68,553,560
Repurchased	(3,068,571)	(86,000,543)	(11,001,058)	(226,547,696)
Net decrease	(2,185,334)	$(61,875,145)	(5,351,710)	$(105,175,334)
Total net decrease	(3,413,647)	$(93,804,160)	(5,817,266)	$(112,326,130)
Mid Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,864,597	$22,157,441	447,317	$4,046,977
Distributions reinvested	—	—	855,678	7,529,965
Repurchased	(1,580,753)	(18,403,645)	(5,297,461)	(46,155,571)
Net increase (decrease)	283,844	$3,753,796	(3,994,466)	$(34,578,629)
Series II shares
Sold	576,239	$7,027,207	76,233	$596,114
Distributions reinvested	—	—	181,778	1,603,282
Repurchased	(554,962)	(6,553,247)	(792,572)	(6,794,326)
Net increase (decrease)	21,277	$473,960	(534,561)	$(4,594,930)
125

Portfolio share transactions, continued

Mid Value Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	450,829	$5,380,343	4,439,383	$33,012,684
Distributions reinvested	—	—	1,488,463	13,009,167
Repurchased	(4,823,676)	(56,454,165)	(11,448,285)	(97,593,630)
Net decrease	(4,372,847)	$(51,073,822)	(5,520,439)	$(51,571,779)
Total net decrease	(4,067,726)	$(46,846,066)	(10,049,466)	$(90,745,338)
Real Estate Securities Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	26,412	$610,184	123,621	$2,813,924
Distributions reinvested	—	—	476,394	8,384,536
Repurchased	(217,283)	(4,529,989)	(478,981)	(9,519,121)
Net increase (decrease)	(190,871)	$(3,919,805)	121,034	$1,679,339
Series II shares
Sold	88,130	$2,023,296	106,885	$2,137,414
Distributions reinvested	—	—	253,148	4,452,874
Repurchased	(149,705)	(3,191,563)	(380,052)	(7,521,677)
Net decrease	(61,575)	$(1,168,267)	(20,019)	$(931,389)
Series NAV shares
Sold	140,374	$3,042,245	603,549	$11,525,082
Distributions reinvested	—	—	1,741,969	30,449,623
Repurchased	(456,406)	(9,613,498)	(1,612,099)	(33,721,171)
Net increase (decrease)	(316,032)	$(6,571,253)	733,419	$8,253,534
Total net increase (decrease)	(568,478)	$(11,659,325)	834,434	$9,001,484
Science & Technology Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	343,019	$15,236,683	2,182,944	$74,009,543
Distributions reinvested	—	—	2,221,111	80,848,453
Repurchased	(2,578,869)	(112,514,179)	(4,503,526)	(147,635,681)
Net increase (decrease)	(2,235,850)	$(97,277,496)	(99,471)	$7,222,315
Series II shares
Sold	119,454	$4,862,007	427,671	$13,551,802
Distributions reinvested	—	—	222,328	7,556,916
Repurchased	(310,543)	(12,468,692)	(625,532)	(19,389,051)
Net increase (decrease)	(191,089)	$(7,606,685)	24,467	$1,719,667
Series NAV shares
Sold	137,912	$6,146,556	692,480	$24,440,429
Distributions reinvested	—	—	317,019	11,723,380
Repurchased	(137,993)	(6,154,175)	(571,759)	(19,249,000)
Net increase (decrease)	(81)	$(7,619)	437,740	$16,914,809
Total net increase (decrease)	(2,427,020)	$(104,891,800)	362,736	$25,856,791
Small Cap Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,373,781	$44,247,503	1,435,525	$18,707,386
Distributions reinvested	—	—	2,233,603	29,595,245
Repurchased	(2,115,086)	(38,869,951)	(4,578,414)	(60,901,980)
Net increase (decrease)	258,695	$5,377,552	(909,286)	$(12,599,349)
Series II shares
Sold	82,248	$1,511,625	60,163	$688,288
Distributions reinvested	—	—	191,866	2,524,960
Repurchased	(202,818)	(3,718,208)	(381,841)	(5,281,043)
Net decrease	(120,570)	$(2,206,583)	(129,812)	$(2,067,795)
126

Portfolio share transactions, continued

Small Cap Index Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,178,328	$21,802,579	1,410,892	$18,063,257
Distributions reinvested	—	—	947,659	12,565,960
Repurchased	(1,279,176)	(23,211,278)	(4,136,301)	(59,821,934)
Net decrease	(100,848)	$(1,408,699)	(1,777,750)	$(29,192,717)
Total net increase (decrease)	37,277	$1,762,270	(2,816,848)	$(43,859,861)
Small Cap Opportunities Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,725	$1,520,412	44,823	$837,166
Distributions reinvested	—	—	203,462	4,400,886
Repurchased	(235,484)	(7,264,870)	(386,450)	(8,505,166)
Net decrease	(186,759)	$(5,744,458)	(138,165)	$(3,267,114)
Series II shares
Sold	157,138	$4,846,728	49,408	$908,419
Distributions reinvested	—	—	77,598	1,638,867
Repurchased	(151,847)	(4,628,353)	(212,108)	(4,685,305)
Net increase (decrease)	5,291	$218,375	(85,102)	$(2,138,019)
Series NAV shares
Sold	540,825	$17,447,346	177,026	$3,606,736
Distributions reinvested	—	—	74,320	1,594,913
Repurchased	(596,947)	(18,996,136)	(120,645)	(2,682,580)
Net increase (decrease)	(56,122)	$(1,548,790)	130,701	$2,519,069
Total net decrease	(237,590)	$(7,074,873)	(92,566)	$(2,886,064)
Small Cap Stock Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,033,203	$13,077,081	1,964,872	$19,501,951
Distributions reinvested	—	—	1,254,833	12,335,008
Repurchased	(2,154,931)	(26,747,976)	(2,805,463)	(24,221,348)
Net increase (decrease)	(1,121,728)	$(13,670,895)	414,242	$7,615,611
Series II shares
Sold	155,628	$1,793,926	256,688	$2,254,350
Distributions reinvested	—	—	484,559	4,351,340
Repurchased	(561,926)	(6,329,996)	(1,074,533)	(8,912,272)
Net decrease	(406,298)	$(4,536,070)	(333,286)	$(2,306,582)
Series NAV shares
Sold	2,931,521	$38,803,452	1,335,450	$13,980,624
Distributions reinvested	—	—	2,350,557	23,599,592
Repurchased	(3,176,114)	(38,921,815)	(2,877,928)	(26,311,259)
Net increase (decrease)	(244,593)	$(118,363)	808,079	$11,268,957
Total net increase (decrease)	(1,772,619)	$(18,325,328)	889,035	$16,577,986
Small Cap Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	765,726	$13,288,111	575,380	$7,511,713
Distributions reinvested	—	—	1,595,451	19,033,726
Repurchased	(1,288,963)	(21,558,747)	(2,791,403)	(38,320,748)
Net decrease	(523,237)	$(8,270,636)	(620,572)	$(11,775,309)
Series II shares
Sold	358,867	$6,135,501	210,747	$2,684,744
Distributions reinvested	—	—	209,719	2,483,074
Repurchased	(287,292)	(4,884,274)	(394,590)	(5,369,034)
Net increase (decrease)	71,575	$1,251,227	25,876	$(201,216)
127

Portfolio share transactions, continued

Small Cap Value Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,534,601	$24,948,031	7,518,846	$96,121,210
Distributions reinvested	—	—	2,352,828	27,951,600
Repurchased	(2,522,692)	(43,976,394)	(4,435,738)	(57,635,557)
Net increase (decrease)	(988,091)	$(19,028,363)	5,435,936	$66,437,253
Total net increase (decrease)	(1,439,753)	$(26,047,772)	4,841,240	$54,460,728
Small Company Value Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	220,429	$2,698,033	131,706	$1,136,409
Distributions reinvested	—	—	354,922	3,126,866
Repurchased	(351,876)	(4,167,966)	(784,978)	(7,120,221)
Net decrease	(131,447)	$(1,469,933)	(298,350)	$(2,856,946)
Series II shares
Sold	65,588	$762,303	81,940	$587,391
Distributions reinvested	—	—	303,681	2,547,886
Repurchased	(390,854)	(4,420,808)	(684,570)	(5,809,205)
Net decrease	(325,266)	$(3,658,505)	(298,949)	$(2,673,928)
Series NAV shares
Sold	306,648	$3,649,644	1,101,417	$8,710,384
Distributions reinvested	—	—	386,010	3,377,586
Repurchased	(390,909)	(4,600,160)	(373,545)	(3,383,568)
Net increase (decrease)	(84,261)	$(950,516)	1,113,882	$8,704,402
Total net increase (decrease)	(540,974)	$(6,078,954)	516,583	$3,173,528
Strategic Equity Allocation Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	35,068	$769,445	21,176,427	$346,232,324
Distributions reinvested	—	—	44,896,942	831,491,357
Repurchased	(55,234,313)	(1,242,201,603)	(100,319,007)	(1,907,703,990)
Net decrease	(55,199,245)	$(1,241,432,158)	(34,245,638)	$(729,980,309)
Total net decrease	(55,199,245)	$(1,241,432,158)	(34,245,638)	$(729,980,309)
Total Stock Market Index Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	692,586	$19,668,299	1,177,504	$27,244,563
Distributions reinvested	—	—	2,159,217	50,331,351
Repurchased	(1,457,845)	(41,482,855)	(4,279,332)	(100,050,186)
Net decrease	(765,259)	$(21,814,556)	(942,611)	$(22,474,272)
Series II shares
Sold	75,917	$2,130,532	41,003	$921,078
Distributions reinvested	—	—	177,421	4,117,933
Repurchased	(122,086)	(3,434,330)	(205,885)	(4,918,636)
Net increase (decrease)	(46,169)	$(1,303,798)	12,539	$120,375
Series NAV shares
Sold	110,309	$3,083,652	809,667	$18,270,330
Distributions reinvested	—	—	853,927	19,905,047
Repurchased	(307,754)	(8,658,023)	(1,121,765)	(26,860,314)
Net increase (decrease)	(197,445)	$(5,574,371)	541,829	$11,315,063
Total net decrease	(1,008,873)	$(28,692,725)	(388,243)	$(11,038,834)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 98.98%, 91.18%, 97.71% and 94.67% of Series II, respectively, and Emerging Markets Value Trust and International Equity Index Trust, where affiliates owned 64.19% and 99.98% of Series NAV, respectively, on June 30, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
128

7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2021:

Portfolio	Purchases	Sales
500 Index Trust	$58,374,667	$53,684,597
American Asset Allocation Trust	53,037,280	114,313,247
American Global Growth Trust	16,709,958	21,360,689
American Growth Trust	141,633,805	85,030,435
American Growth-Income Trust	15,499,998	94,455,936
American International Trust	9,345,601	45,389,823
Blue Chip Growth Trust	379,176,827	564,043,217
Capital Appreciation Trust	172,209,710	215,754,041
Capital Appreciation Value Trust	132,974,269	136,515,548
Disciplined Value International Trust	110,619,399	120,944,627
Emerging Markets Value Trust	25,197,973	27,612,168
Equity Income Trust	207,698,022	286,198,473
Financial Industries Trust	68,023,898	53,185,540
Fundamental All Cap Core Trust	114,336,574	192,328,044
Fundamental Large Cap Value Trust	155,349,486	170,394,235
Global Equity Trust	140,241,311	163,511,354
Health Sciences Trust	46,623,699	61,697,794
International Equity Index Trust	20,049,052	25,959,172
International Small Company Trust	16,348,790	16,319,657
Lifestyle Balanced Portfolio	51,355,607	55,574,553
Lifestyle Conservative Portfolio	22,115,166	25,031,052
Lifestyle Growth Portfolio	135,070,590	582,380,152
Lifestyle Moderate Portfolio	19,136,879	26,238,216
Mid Cap Index Trust	115,922,459	230,031,421
Mid Cap Stock Trust	377,765,626	457,209,881
Mid Value Trust	96,299,572	177,755,794
Real Estate Securities Trust	141,028,425	145,730,081
Science & Technology Trust	543,344,947	655,998,709
Small Cap Index Trust	104,086,581	115,385,932
Small Cap Opportunities Trust	33,155,232	40,196,648
Small Cap Stock Trust	296,310,820	305,171,365
Small Cap Value Trust	79,094,576	105,215,692
Small Company Value Trust	22,711,926	30,792,589
Strategic Equity Allocation Trust	258,662,963	1,562,033,575
Total Stock Market Index Trust	17,111,913	62,968,004
8.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	7.5%
	Strategic Equity Allocation Trust	6.5%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	48.4%
	Select Bond Trust	24.0%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	103,598	$5,359,566	$14,675,790	$(18,998,552)	$(998)	$649	$22,294	—	$1,036,455
129

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth Trust
John Hancock Collateral Trust*	615,495	$675,961	$37,832,167	$(32,349,907)	$(209)	$(232)	$8,833	—	$6,157,780
Capital Appreciation Trust
John Hancock Collateral Trust*	—	$11,474,585	$22,391,223	$(33,866,107)	$(647)	$946	$300	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust*	—	$140,752	$3,869,246	$(4,009,990)	$(15)	$7	—	—	—
Disciplined Value International Trust
John Hancock Collateral Trust*	953,970	$1,737,079	$62,192,533	$(54,384,833)	$(623)	$(71)	$55,445	—	$9,544,085
Emerging Markets Value Trust
John Hancock Collateral Trust*	254,590	$3,968,006	$14,688,344	$(16,108,678)	$(733)	$131	$46,718	—	$2,547,070
Equity Income Trust
John Hancock Collateral Trust*	662,848	$9,267,717	$57,579,004	$(60,213,788)	$(1,655)	$250	$14,801	—	$6,631,528
Financial Industries Trust
John Hancock Collateral Trust*	—	$191,525	$359,550	$(551,087)	$12	—	$54	—	—
International Equity Index Trust
John Hancock Collateral Trust*	737,106	$20,951,501	$76,144,414	$(89,719,451)	$(3,984)	$1,967	$64,670	—	$7,374,447
International Small Company Trust
John Hancock Collateral Trust*	197,422	$7,803,195	$8,480,651	$(14,308,126)	$(1,951)	$1,363	$52,493	—	$1,975,132
Lifestyle Balanced Portfolio
Select Bond	41,563,537	$562,356,901	$48,332,095	$(5,207,549)	$286,946	$(5,590,916)	—	—	$600,177,477
Strategic Equity Allocation	25,293,976	574,703,440	3,023,512	(50,367,003)	12,643,608	60,728,384	—	—	600,731,941
					$12,930,554	$55,137,468	—	—	$1,200,909,418
Lifestyle Conservative Portfolio
Select Bond	13,014,924	$186,813,798	$15,959,763	$(12,958,131)	$447,505	$(2,327,435)	—	—	$187,935,500
Strategic Equity Allocation	1,976,707	46,859,783	6,155,403	(12,072,920)	1,972,567	4,031,969	—	—	46,946,802
					$2,420,072	$1,704,534	—	—	$234,882,302
Lifestyle Growth Portfolio
Select Bond	133,813,508	$1,805,768,365	$146,557,985	$(2,793,581)	$156,704	$(17,422,415)	—	—	$1,932,267,058
Strategic Equity Allocation	189,836,764	4,495,884,799	22,722,397	(579,586,267)	148,407,167	421,195,039	—	—	4,508,623,135
					$148,563,871	$403,772,624**	—	—	$6,440,890,193
Lifestyle Moderate Portfolio
Select Bond	15,192,726	$212,440,006	$17,473,252	$(8,517,936)	$481,892	$(2,494,254)	—	—	$219,382,960
Strategic Equity Allocation	6,138,183	143,764,119	1,663,627	(17,720,280)	4,373,737	13,700,639	—	—	145,781,842
					$4,855,629	$11,206,385	—	—	$365,164,802
Mid Cap Index Trust
John Hancock Collateral Trust*	609,581	$7,178,283	$32,279,375	$(33,359,242)	$(263)	$462	$6,149	—	$6,098,615
Mid Cap Stock Trust
John Hancock Collateral Trust*	2,996,018	$7,783,323	$168,756,873	$(146,564,348)	$(1,673)	$(214)	$23,207	—	$29,973,961
Mid Value Trust
John Hancock Collateral Trust*	282,737	$3,002,702	$29,932,465	$(30,106,147)	$(507)	$154	$678	—	$2,828,667
Science & Technology Trust
John Hancock Collateral Trust*	969,251	$9,895,989	$76,306,611	$(76,504,716)	$(932)	$19	$21,580	—	$9,696,971
130

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Index Trust
John Hancock Collateral Trust*	569,583	$9,853,849	$47,473,941	$(51,627,787)	$(2,653)	$1,096	$111,318	—	$5,698,446
Small Cap Opportunities Trust
John Hancock Collateral Trust*	43,773	$1,188,093	$5,614,690	$(6,364,765)	$(214)	$132	$9,574	—	$437,936
Small Cap Stock Trust
John Hancock Collateral Trust*	923,740	$19,198,246	$79,257,598	$(89,212,440)	$(2,781)	$1,027	$64,275	—	$9,241,650
Small Cap Value Trust
John Hancock Collateral Trust*	21,812	$884,316	$2,720,452	$(3,386,609)	$(1)	$65	—	—	$218,223
Small Company Value Trust
John Hancock Collateral Trust*	51,594	$1,312,799	$14,208,354	$(15,004,775)	$(259)	$58	$15,640	—	$516,177
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	4,731,904	$93,350,730	$366,679,081	$(412,684,637)	$(11,754)	$7,389	$396,467	—	$47,340,809
Total Stock Market Index Trust
John Hancock Collateral Trust*	922,812	$10,477,471	$36,184,945	$(37,429,079)	$(2,552)	$1,575	$73,942	—	$9,232,360
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
**	Includes unrealized appreciation of investments received in reorganization. See Reorganization note following.
9.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	66,100	$1,224,228	$27,664	$(75,447)	$29,334	$95,318	$25,258	—	$1,301,097
10.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2021, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	27.8%
Equity Income Trust	47.3%
Mid Cap Stock Trust	21.2%
Mid Value Trust	33.1%
Small Cap Value Trust	27.1%
Strategic Equity Allocation Trust	100.0%
11.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Capital Appreciation Value Trust	$-	$427,135
Small Company Value Trust	-	229,140
131

12.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Acerta Pharma BV	2-8-16	$679,277	679,277[1]	—	—	679,277	0.2%	$679,277
Doximity, Inc., Class B	4-10-14	152,390	63,222[1]	—	—	63,222	1.0%	3,412,807
JAND, Inc., Class A	4-23-15	170,752	14,867	—	—	14,867	0.1%	364,696
JAND, Inc., Series D	4-23-15	381,289	33,198	—	—	33,198	0.2%	814,367
								$5,271,147
Mid Cap Stock Trust
Coupang, Inc., A Shares	11-20-14	$3,902,615	707,162	—	—	707,162	2.9%	$28,723,276
Essence Group Holdings Corp.	5-1-14	2,731,549	1,663,188	—	—	1,663,188	0.5%	5,056,092
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,782,975
Payoneer, Inc.	6-28-21	932,000	—	93,200	—	93,200	0.1%	894,790
The Honest Company, Inc.	8-20-14	2,080,622	159,725[1]	—	—	159,725	0.3%	2,452,671
WeWork Companies, Inc., Series D1	12-8-14	1,983,758	92,333	—	(48,210)	44,123	0.0%[2]	378,077
WeWork Companies, Inc., Series D2	12-8-14	1,700,068	81,039	—	—	81,039	0.1%	694,400
								$39,982,281
Science & Technology Trust
DiDi Chuxing, Inc.	10-19-15	$260,905	9,513	—	—	9,513	0.0%[2]	$497,701
Small Cap Stock Trust
Latch, Inc.	6-7-21	$2,713,180	—	271,318	—	271,318	0.7%	$3,115,456
Payoneer, Inc.	6-28-21	474,000	—	47,400	—	47,400	0.1%	455,076
Porch.com, Inc.	12-24-20	1,483,790	216,863	—	(68,484)	148,379	0.7%	2,791,670
The Honest Company, Inc.	8-3-15	1,233,280	56,976[1]	—	—	56,976	0.2%	874,909
								$7,237,111
[1]	Two-for-one stock split and/or share conversion.
[2]	Less than 0.05%.
13.  Reorganization
Lifestyle Growth Portfolio. On April 6, 2021, the shareholders of Lifestyle Aggressive Portfolio (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Lifestyle Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisor. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 23, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Lifestyle Growth Portfolio	Lifestyle Aggressive Portfolio	$39,049,320	$4,861,895	2,670,510	2,049,192	$6,517,387,239	$6,556,436,559
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at June 30, 2021. See Note 6 for capital shares issued in connection with the above referenced reorganizations.
Fiscal year ended December 31, 2020, portfolio mergers:
Global Equity Trust (formerly Global Trust). On September 23, 2020, the shareholders of Global Equity Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Global Equity Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.
132

Reorganization, continued

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio and Acquiring Portfolio in proportion to each portfolio’s net assets. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 6, 2020. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Global Equity Trust (formerly Global Trust)	Global Equity Trust	$144,970,081	$19,686,904	$25,577,990	$7,506,500	$170,945,040	$315,915,121
See Note 6 for capital shares issued in connection with the above referenced reorganizations.
14.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
15.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
16.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
17.  Other matters
Tribune
The Trust and several of its portfolios, including the 500 Index Trust, Equity Income Trust, Mid Value Trust and Total Stock Market Index Trust (the “portfolios”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amounts at issue for the 500 Index Trust, Equity Income Trust, Mid Value Trust, and
133

Other matters, continued

Total Stock Market Index Trust are approximately $600,000, $30.5 million, $1.8 million, and $114,000, respectively. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings are being appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. On April 19, 2021, the U.S. Supreme Court rejected the plaintiff’s petition for review; however, the plaintiff’s appeal remains pending the Second Circuit Court of Appeals.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted. Following the dismissal, appeals were filed by the plaintiffs and are pending.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
134

John Hancock Variable Insurance Trust
Special shareholder meeting (unaudited)

Lifestyle Aggressive Portfolio held a Special Meeting of Shareholders on April 6, 2021. The following proposal was considered by the shareholders:
Proposal:  Approval of Agreement and Plan of Reorganization providing for the reorganization of Lifestyle Aggressive Portfolio into Lifestyle Growth Portfolio.
PROPOSAL PASSED ON APRIL 6, 2021.
	SHARES VOTED	% OF SHARES VOTED	% OF OUTSTANDING SHARES
For	1,814,104.305	85.385%	80.855%
Against	146,368.410	6.889%	6.524%
Abstain	164,161.785	7.726%	7.316%
135

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 25-26, 2021. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
136

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through

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their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years;
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated

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Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
500 Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five-and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one- and three-year periods relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Capital Appreciation Trust (Jennison Associates LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Disciplined Value International Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and five-year periods and underperformed the peer group median for the three- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten- periods relative to the benchmark index and to the peer group median for the three- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
Emerging Markets Value Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Equity Income Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and ten-year periods and outperformed the benchmark index for the five-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five-year period.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the five-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Financial Industries Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five- and ten-year periods relative to the benchmark index and to the peer group median for the ten-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the peer group.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Global Equity Trust (formerly Global Trust) (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are equal to the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses.
International Equity Index Trust (SSGA Funds Management, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one- and ten-year periods and equaled the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one- and ten-year periods relative to the benchmark index and to the peer group median for the ten-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five- year periods and to the peer group median for the one-, three- and five-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and ten-year periods, and outperformed the peer group median for the three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index, and the one- and ten-year periods relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the peer group median for the three- and five-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses.
Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
145

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
146

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, and five-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Mid Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five-and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2021.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
147

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Mid Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
Mid Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for one- and five-year periods underperformed the benchmark index for the three- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three- and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are equal to the peer group median.
Real Estate Securities Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the three-, five- and ten-year periods and underperformed the peer group median for the one-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five, and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
148

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Science & Technology Trust (Allianz Global Investors U.S. LLC and T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net management fees are equal to than the peer group median.
Small Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five-and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Small Cap Opportunities Trust (GW&K Investment Management, LLC and Dimensional Fund Advisors LP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
149

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Small Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are equal to the peer group median.
Small Cap Value Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s plans for the Fund.
The Board took into account management’s discussion of the Trust’s expenses, including the impact of the Trust’s investments in business development companies on the Trust’s expenses.
Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five-year period.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and ten-year periods relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses, including the impact of the Trust’s investments in business development companies on the Trust’s expenses.
150

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three- and five-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three- and five-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and to the peer group median for the one-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the three- and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Total Stock Market Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
151

John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Aggressive Portfolio (merged into Lifestyle Growth Portfolio effective April 23, 2021), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust, Total Stock Market Index Trust subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Jennison Associates LLC, T. Rowe Price Associates, Inc., Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Manulife Investment Management (US) LLC, SSGA Funds Management, Inc., Manulife Investment Management (North America) Limited, Wellington Management Company LLP, Allianz Global Investors U.S. LLC, GW&K Investment Management, LLC and Capital Research and Management Company (CRMC) which serves as the investment advisor to the JHVIT American Funds’ master funds, (the Subadvisors) execute the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

152

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
153

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg2, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020
Investment advisor
John Hancock Variable Trust Advisers LLC
Boston, Massachusetts
JHT0SA	6/30
8/21
1115015:0621

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual report
June 30, 2021

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

Portfolio	Summary Portfolio of investments
Active Bond Trust	6
Core Bond Trust	8
High Yield Trust	9
Investment Quality Bond Trust	12
Money Market Trust	16
Opportunistic Fixed Income Trust	18
Portfolio	Summary Portfolio of investments
Select Bond Trust	25
Short Term Government Income Trust	27
Strategic Income Opportunities Trust	28
Total Bond Market Trust	32
Ultra Short Term Bond Trust	33

2

John Hancock Variable Insurance Trust
Portfolio compositions

Active Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	48.4
U.S. Government Agency	17.9
U.S. Government	14.1
Collateralized mortgage obligations	7.5
Asset backed securities	6.3
Foreign government obligations	0.7
Municipal bonds	0.6
Preferred securities	0.2
Capital preferred securities	0.2
Common stocks	0.1
Short-term investments and other	4.0
Core Bond Trust
Portfolio Composition (% of total investments)
U.S. Government	32.6
Corporate bonds	26.0
U.S. Government Agency	22.9
Asset backed securities	7.7
Collateralized mortgage obligations	7.3
Foreign government obligations	1.1
Municipal bonds	0.4
Short-term investments	2.0
High Yield Trust
Portfolio Composition (% of net assets)
Corporate bonds	79.7
Term loans	7.9
Asset backed securities	4.8
Convertible bonds	1.4
Preferred securities	1.0
Common stocks	0.9
Foreign government obligations	0.6
Short-term investments and other	3.7
Investment Quality Bond Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	28.8
Corporate bonds	23.3
U.S. Government	20.4
Collateralized mortgage obligations	11.4
Asset backed securities	6.4
Foreign government obligations	4.0
Term loans	2.4
Municipal bonds	1.6
Short-term investments	1.7
Money Market Trust
Portfolio Composition (% of total investments)
U.S. Government Agency	72.2
U.S. Government	27.0
Repurchase agreement	0.8
Opportunistic Fixed Income Trust
Portfolio Composition (% of net assets)
Foreign government obligations	42.6
Corporate bonds	20.0
Collateralized mortgage obligations	8.7
Term loans	8.6
Exchange-traded funds	5.1
Asset backed securities	4.2
Municipal bonds	3.4
Convertible bonds	1.6
U.S. Government	0.4
Short-term investments and other	5.4
Select Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	40.5
U.S. Government Agency	17.6
Asset backed securities	16.3
U.S. Government	14.2
Collateralized mortgage obligations	8.0
Municipal bonds	1.5
Foreign government obligations	0.5
Preferred securities	0.1
Short-term investments and other	1.3
Short Term Government Income Trust
Portfolio Composition (% of net assets)
U.S. Government Agency	63.1
U.S. Government	29.8
Municipal bonds	4.6
Collateralized mortgage obligations	1.3
Short-term investments and other	1.2
Strategic Income Opportunities Trust
Portfolio Composition (% of net assets)
Corporate bonds	58.5
Foreign government obligations	19.8
U.S. Government	4.8
Preferred securities	3.2
Common stocks	3.2
Convertible bonds	3.1
Term loans	3.0
Asset backed securities	1.5
Collateralized mortgage obligations	0.6
Capital preferred securities	0.3
Short-term investments and other	2.0
Total Bond Market Trust
Portfolio Composition (% of net assets)
U.S. Government	36.4
Corporate bonds	28.9
U.S. Government Agency	28.1
Collateralized mortgage obligations	2.4
Foreign government obligations	1.0
Municipal bonds	0.7
Short-term investments and other	2.5
Ultra Short Term Bond Trust
Portfolio Composition (% of net assets)
Corporate bonds	51.7
Asset backed securities	11.5
Collateralized mortgage obligations	1.1
U.S. Government Agency	1.0
Municipal bonds	0.7
Short-term investments and other	34.0
3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$993.20	$3.41	0.69%
	Hypothetical example	1,000.00	1,021.40	3.46	0.69%
Series II	Actual expenses/actual returns	1,000.00	992.30	4.40	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%
Series NAV	Actual expenses/actual returns	1,000.00	994.20	3.16	0.64%
	Hypothetical example	1,000.00	1,021.60	3.21	0.64%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$983.10	$3.20	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Series II	Actual expenses/actual returns	1,000.00	981.70	4.18	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Series NAV	Actual expenses/actual returns	1,000.00	982.40	2.95	0.60%
	Hypothetical example	1,000.00	1,021.80	3.01	0.60%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,041.70	$4.20	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Series II	Actual expenses/actual returns	1,000.00	1,040.70	5.21	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Series NAV	Actual expenses/actual returns	1,000.00	1,042.50	3.95	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$987.70	$3.60	0.73%
	Hypothetical example	1,000.00	1,021.20	3.66	0.73%
Series II	Actual expenses/actual returns	1,000.00	986.00	4.58	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Series NAV	Actual expenses/actual returns	1,000.00	986.80	3.35	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,000.00	$0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Series II	Actual expenses/actual returns	1,000.00	1,000.00	0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Series NAV	Actual expenses/actual returns	1,000.00	1,000.00	0.35	0.07%
	Hypothetical example	1,000.00	1,024.40	0.35	0.07%
Opportunistic Fixed Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$997.80	$4.11	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Series II	Actual expenses/actual returns	1,000.00	996.20	5.10	1.03%
	Hypothetical example	1,000.00	1,019.70	5.16	1.03%
Series NAV	Actual expenses/actual returns	1,000.00	997.80	3.86	0.78%
	Hypothetical example	1,000.00	1,020.90	3.91	0.78%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$990.40	$3.01	0.61%
	Hypothetical example	1,000.00	1,021.80	3.06	0.61%
Series II	Actual expenses/actual returns	1,000.00	989.00	3.99	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%
Series NAV	Actual expenses/actual returns	1,000.00	990.40	2.81	0.57%
	Hypothetical example	1,000.00	1,022.00	2.86	0.57%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$992.70	$3.46	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Series II	Actual expenses/actual returns	1,000.00	991.90	4.44	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Series NAV	Actual expenses/actual returns	1,000.00	992.70	3.21	0.65%
	Hypothetical example	1,000.00	1,021.60	3.26	0.65%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,013.90	$3.75	0.75%
	Hypothetical example	1,000.00	1,021.10	3.76	0.75%
Series II	Actual expenses/actual returns	1,000.00	1,012.40	4.74	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	1,013.90	3.50	0.70%
	Hypothetical example	1,000.00	1,021.30	3.51	0.70%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$981.60	$1.47	0.30%
	Hypothetical example	1,000.00	1,023.30	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	980.80	2.46	0.50%
	Hypothetical example	1,000.00	1,022.30	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	981.60	1.23	0.25%
	Hypothetical example	1,000.00	1,023.60	1.25	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,000.00	$2.93	0.59%
	Hypothetical example	1,000.00	1,021.90	2.96	0.59%
Series II	Actual expenses/actual returns	1,000.00	999.10	3.92	0.79%
	Hypothetical example	1,000.00	1,020.90	3.96	0.79%
Series NAV	Actual expenses/actual returns	1,000.00	1,000.00	2.68	0.54%
	Hypothetical example	1,000.00	1,022.10	2.71	0.54%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
5

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.0%
U.S. Treasury Bonds - 7.2%
1.250%, 05/15/2050	$2,000,000	$1,633,047	0.2%
1.625%, 11/15/2050	6,500,000	5,837,813	0.8%
1.875%, 02/15/2041 to 02/15/2051	12,499,300	12,076,207	1.6%
2.250%, 05/15/2041	7,634,000	7,942,938	1.1%
2.500%, 02/15/2045	12,428,000	13,446,513	1.8%
2.875%, 05/15/2049	3,000,000	3,512,930	0.5%
3.000%, 02/15/2047	3,420,000	4,062,853	0.6%
3.125%, 11/15/2041	3,886,000	4,632,233	0.6%
		53,144,534
U.S. Treasury Notes - 6.9%
0.250%, 03/15/2024	1,738,000	1,731,075	0.2%
0.875%, 06/30/2026	2,456,000	2,454,849	0.3%
1.125%, 02/15/2031	3,000,000	2,912,344	0.4%
1.250%, 03/31/2028 to 06/30/2028	16,104,000	16,156,252	2.2%
1.625%, 05/15/2031	12,916,000	13,113,776	1.8%
2.375%, 05/15/2027	6,000,000	6,459,141	0.9%
2.875%, 08/15/2028	7,000,000	7,785,039	1.1%
		50,612,476
Federal Home Loan Mortgage Corp. - 2.6%
3.000%, 03/01/2043 to 12/01/2049	6,639,008	7,035,519	0.9%
3.500%, 10/01/2046 to 11/01/2048	8,724,527	9,351,960	1.3%
4.500%, 09/01/2023 to 10/01/2041	1,546,097	1,715,908	0.2%
OTHER SECURITIES		1,308,738	0.2%
		19,412,125
Federal National Mortgage Association - 15.0%
2.000%, 09/01/2050 to 10/01/2050	4,471,227	4,532,947	0.6%
2.000%, TBA (A)	4,298,000	4,342,722	0.6%
2.500%, TBA (A)	1,753,000	1,813,122	0.2%
3.000%, 01/01/2043 to 11/01/2049	7,644,417	8,118,636	1.2%
3.000%, TBA (A)	26,250,000	27,365,630	3.7%
3.500%, 06/01/2042 to 09/01/2049	8,031,658	8,632,267	1.2%
3.500%, TBA (A)	25,000,000	26,312,488	3.6%
4.000%, 10/01/2025 to 11/01/2045	4,251,142	4,625,202	0.6%
4.000%, TBA (A)	16,000,000	17,036,248	2.3%
5.000%, 01/01/2022 to 02/01/2036	1,297,848	1,470,215	0.2%
5.500%, 09/01/2034 to 01/01/2037	1,669,480	1,928,120	0.3%
6.000%, 05/01/2035 to 02/01/2036	1,296,294	1,519,812	0.2%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$2,818,638	0.3%
		110,516,047
Government National Mortgage Association - 0.3%		1,752,282	0.3%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $230,962,120)		$235,437,464
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.1%		438,003	0.1%
Germany - 0.2%		1,357,456	0.2%
Mexico - 0.1%		623,353	0.1%
Panama - 0.1%		665,862	0.1%
Qatar - 0.1%		797,415	0.1%
Saudi Arabia - 0.1%		797,518	0.1%
United Kingdom - 0.0%		163,808	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,636,793)		$4,843,415
CORPORATE BONDS - 48.4%
Communication services - 5.5%
Verizon Communications, Inc. 4.272%, 01/15/2036	$1,311,000	1,559,861	0.2%
OTHER SECURITIES		38,834,710	5.3%
		40,394,571
Consumer discretionary - 4.9%
Expedia Group, Inc. 5.000%, 02/15/2026	1,315,000	1,500,119	0.2%
OTHER SECURITIES		34,315,086	4.7%
		35,815,205
Consumer staples - 2.1%
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,553,363	0.2%
OTHER SECURITIES		13,462,330	1.9%
		15,015,693
Energy - 4.7%
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,503,870	0.2%
OTHER SECURITIES		33,082,928	4.5%
		34,586,798
Financials - 11.2%
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,536,018	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,424,302	0.2%
OTHER SECURITIES		79,694,578	10.8%
		82,654,898
Health care - 3.5%
AbbVie, Inc. 3.200%, 11/21/2029	2,344,000	2,545,688	0.3%
OTHER SECURITIES		23,442,840	3.2%
		25,988,528
Industrials - 5.6%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	1,379,000	1,574,972	0.2%
OTHER SECURITIES		39,845,608	5.4%
		41,420,580

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology - 3.9%
Broadcom, Inc. 4.750%, 04/15/2029	$1,594,000	$1,854,232	0.3%
Dell International LLC 5.300%, 10/01/2029	1,309,000	1,579,481	0.2%
Micron Technology, Inc. 5.327%, 02/06/2029	1,673,000	2,020,764	0.3%
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,818,000	1,960,647	0.3%
OTHER SECURITIES		21,531,251	2.8%
		28,946,375
Materials - 1.9%		14,029,941	1.9%
Real estate - 3.1%		22,616,635	3.1%
Utilities - 2.0%
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,455,474	0.2%
OTHER SECURITIES		13,087,032	1.8%
		14,542,506
TOTAL CORPORATE BONDS (Cost $326,819,534)		$356,011,730
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		1,464,863	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,389,217)		$1,464,863
MUNICIPAL BONDS - 0.6%
The School District of Philadelphia (Pennsylvania), GO 6.765%, 06/01/2040	1,010,000	1,409,593	0.2%
OTHER SECURITIES		3,380,315	0.4%
TOTAL MUNICIPAL BONDS (Cost $4,392,167)		$4,789,908
TERM LOANS (B) - 0.0%
Information technology - 0.0%		303,933	0.0%
TOTAL TERM LOANS (Cost $303,482)		$303,933
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.5%
Commercial and residential - 5.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	1,400,000	1,462,137	0.2%
OTHER SECURITIES		38,455,180	5.2%
		39,917,317
Federal Home Loan Mortgage Corp. - 0.3%		2,332,487	0.3%
Federal National Mortgage Association - 0.7%		5,433,005	0.7%
Government National Mortgage Association - 1.1%		7,757,325	1.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,789,683)		$55,440,134
ASSET BACKED SECURITIES - 6.3%
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%), 0.583%, 09/16/2024 (D)	3,123,000	3,129,254	0.4%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1 month LIBOR + 0.370%), 0.451%, 08/08/2024 (D)	$3,000,000	$3,011,239	0.4%
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (C)	2,560,000	2,631,155	0.4%
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (C)	1,323,000	1,368,895	0.2%
OTHER SECURITIES		35,841,321	4.9%
TOTAL ASSET BACKED SECURITIES (Cost $44,967,716)		$45,981,864
COMMON STOCKS - 0.1%
Energy - 0.0%		9,348	0.0%
Utilities - 0.1%		458,100	0.1%
TOTAL COMMON STOCKS (Cost $467,553)		$467,448
PREFERRED SECURITIES - 0.2%
Communication services - 0.0%		222,116	0.0%
Consumer staples - 0.0%		206,088	0.0%
Financials - 0.0%		151,317	0.0%
Information technology - 0.1%		421,004	0.1%
Utilities - 0.1%		519,653	0.1%
TOTAL PREFERRED SECURITIES (Cost $1,314,456)		$1,520,178
WARRANTS - 0.0%		23,793	0.0%
TOTAL WARRANTS (Cost $6,962)		$23,793
SHORT-TERM INVESTMENTS - 13.8%
Short-term funds - 12.5%
John Hancock Collateral Trust, 0.0324% (E)(F)	340,971	3,411,275	0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	88,333,936	88,333,936	12.0%
		91,745,211
Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $9,688,000 on 7-1-21, collateralized by $10,061,500 U.S. Treasury Notes, 0.375% due 11-30-25 (valued at $9,881,836)	$9,688,000	9,688,000	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $101,433,296)		$101,433,211
Total Investments (Active Bond Trust) (Cost $775,482,979) - 109.8%		$807,717,941	109.8%
Other assets and liabilities, net - (9.8)%		(71,835,373)	(9.8%)
TOTAL NET ASSETS - 100.0%		$735,882,568	100.0%
Security Abbreviations and Legend
GO	General Obligation
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,491,187 or 20.3% of the fund's net assets as of 6-30-21.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.1%
U.S. Treasury Bonds - 8.1%
1.125%, 05/15/2040 to 08/15/2040	$27,484,000	$23,683,785	2.3%
1.375%, 11/15/2040 to 08/15/2050	22,203,000	19,659,659	1.9%
1.625%, 11/15/2050	5,045,000	4,531,041	0.4%
1.875%, 02/15/2041 to 02/15/2051	21,641,000	21,032,195	2.1%
2.250%, 05/15/2041	8,188,000	8,519,358	0.8%
2.375%, 05/15/2051	3,812,000	4,069,906	0.4%
OTHER SECURITIES		2,629,146	0.2%
		84,125,090
U.S. Treasury Notes - 27.2%
0.125%, 05/31/2022 to 01/15/2024	71,589,000	71,452,381	7.0%
0.250%, 06/15/2023 to 10/31/2025	52,983,000	52,436,006	5.0%
0.375%, 04/15/2024 to 12/31/2025	29,539,000	29,013,121	2.8%
0.500%, 02/28/2026 to 10/31/2027	24,234,000	23,629,163	2.3%
0.750%, 05/31/2026 to 01/31/2028	20,846,000	20,594,943	2.0%
0.875%, 06/30/2026	33,176,000	33,160,449	3.2%
1.500%, 11/30/2024	6,252,000	6,451,038	0.6%
1.625%, 05/15/2031	11,419,000	11,593,853	1.1%
1.875%, 02/28/2022	10,979,000	11,111,091	1.1%
2.000%, 02/15/2022	8,231,000	8,330,672	0.8%
2.875%, 10/31/2023	6,200,000	6,568,125	0.6%
OTHER SECURITIES		6,981,137	0.7%
		281,321,979
Federal Home Loan Mortgage Corp. - 1.8%
2.500%, 01/01/2036	2,937,091	3,099,708	0.3%
4.000%, 01/01/2035 to 07/01/2049	5,854,211	6,370,229	0.6%
4.500%, 06/01/2039 to 08/01/2049	4,122,552	4,549,272	0.4%
OTHER SECURITIES		4,645,798	0.5%
		18,665,007
Federal National Mortgage Association - 18.7%
2.000%, 05/01/2031 to 04/01/2051	8,950,763	9,131,618	0.9%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.000%, TBA (A)	$32,400,000	$33,157,956	3.2%
2.500%, 12/01/2035 to 10/01/2050	29,235,400	30,661,512	3.0%
2.500%, TBA (A)	43,200,000	44,597,332	4.3%
3.000%, 01/01/2043 to 07/01/2060	16,433,021	17,511,599	1.7%
4.000%, 09/01/2033 to 08/01/2059	14,181,625	15,616,415	1.6%
4.500%, 05/01/2034 to 01/01/2059	18,564,521	20,684,341	1.8%
5.000%, 07/01/2044 to 11/01/2049	14,227,914	16,038,331	1.6%
5.500%, 12/01/2048 to 06/01/2049	2,938,807	3,377,184	0.3%
OTHER SECURITIES		2,366,068	0.3%
		193,142,356
Government National Mortgage Association - 4.3%
2.500%, 06/20/2051	17,419,000	18,048,490	1.8%
2.500%, TBA (A)	3,100,000	3,208,203	0.3%
4.000%, 06/20/2047 to 07/20/2049	8,871,206	9,531,974	0.9%
4.500%, 08/15/2047 to 05/20/2049	2,964,010	3,228,576	0.2%
5.000%, 12/20/2039 to 03/20/2049	8,572,095	9,309,005	1.0%
OTHER SECURITIES		923,489	0.1%
		44,249,737
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $623,027,271)		$621,504,169
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Chile - 0.1%		799,491	0.1%
Colombia - 0.1%		1,000,839	0.1%
Italy - 0.1%		814,535	0.1%
Japan - 0.1%		843,426	0.1%
Mexico - 0.4%		4,844,087	0.4%
Paraguay - 0.1%		1,459,633	0.1%
Peru - 0.3%		3,061,548	0.3%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,628,385)		$12,823,559
CORPORATE BONDS - 28.1%
Communication services - 2.5%
T-Mobile USA, Inc. 2.250%, 02/15/2026 (B)	3,839,000	3,867,793	0.4%
OTHER SECURITIES		22,086,240	2.1%
		25,954,033
Consumer discretionary - 2.4%		24,733,506	2.4%
Consumer staples - 1.5%		15,727,452	1.5%
Energy - 2.2%		23,058,618	2.2%
Financials - 7.6%
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	3,212,000	3,304,488	0.3%

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	$3,285,000	$3,311,101	0.3%
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 02/04/2027	3,263,000	3,209,365	0.3%
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	3,370,000	3,358,106	0.3%
OTHER SECURITIES		65,622,727	6.4%
		78,805,787
Health care - 2.5%		26,005,171	2.5%
Industrials - 2.2%		22,555,932	2.2%
Information technology - 2.1%		21,274,780	2.1%
Materials - 0.6%		6,307,049	0.6%
Real estate - 1.7%		17,713,132	1.7%
Utilities - 2.8%		28,648,854	2.8%
TOTAL CORPORATE BONDS (Cost $284,775,382)		$290,784,314
MUNICIPAL BONDS - 0.4%		3,999,553	0.4%
TOTAL MUNICIPAL BONDS (Cost $3,491,228)		$3,999,553
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.9%
Commercial and residential - 3.6%		36,887,206	3.6%
Federal Home Loan Mortgage Corp. - 1.2%		12,482,407	1.2%
Federal National Mortgage Association - 2.6%
Series 2021-27, Class EC, 1.500%, 05/25/2051	2,958,494	2,978,696	0.3%
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,070,520	4,119,164	0.4%
Series 2020-48, Class DA, 2.000%, 07/25/2050	2,651,489	2,694,064	0.3%
OTHER SECURITIES		16,956,856	1.6%
		26,748,780
Government National Mortgage Association - 0.5%		5,386,311	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,001,003)		$81,504,704
ASSET BACKED SECURITIES - 8.3%
Navient Private Education Loan Trust Series 2020-IA, Class A1A, 1.330%, 04/15/2069 (B)	2,667,938	2,662,461	0.3%
Navient Private Education Refi Loan Trust Series 2021-CA, Class A, 1.060%, 10/15/2069 (B)	3,456,000	3,463,297	0.3%
Nelnet Student Loan Trust Series 2005-1, Class A5 (3 month LIBOR + 0.110%), 0.286%, 10/25/2033 (C)	3,392,462	3,341,439	0.3%
Nelnet Student Loan Trust Series 2005-2, Class A5 (3 month LIBOR + 0.100%), 0.235%, 03/23/2037 (C)	3,296,713	3,244,171	0.3%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust Series 2007-2, Class A4 (3 month LIBOR + 0.060%), 0.236%, 07/25/2022 (C)	$2,862,462	$2,787,550	0.3%
SMB Private Education Loan Trust Series 2020-PTB, Class A2A, 1.600%, 09/15/2054 (B)	4,469,000	4,502,403	0.4%
SMB Private Education Loan Trust Series 2021-A, Class APT1, 1.070%, 01/15/2053 (B)	3,993,093	3,933,012	0.4%
OTHER SECURITIES		62,164,855	6.0%
TOTAL ASSET BACKED SECURITIES (Cost $85,618,217)		$86,099,188
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.0324% (D)(E)	163,840	1,639,149	0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	20,468,469	20,468,469	2.0%
		22,107,618
TOTAL SHORT-TERM INVESTMENTS (Cost $22,107,626)		$22,107,618
Total Investments (Core Bond Trust) (Cost $1,111,649,112) - 108.1%		$1,118,823,105	108.1%
Other assets and liabilities, net - (8.1)%		(83,963,369)	(8.1%)
TOTAL NET ASSETS - 100.0%		$1,034,859,736	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,451,030 or 13.8% of the fund's net assets as of 6-30-21.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.3%		$707,776	0.3%

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 0.3%		$587,052	0.3%
Indonesia - 0.0%		5,643	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,208,328)		$1,300,471
CORPORATE BONDS - 79.7%
Communication services - 12.7%
Allen Media LLC 10.500%, 02/15/2028 (A)	$810,000	860,625	0.4%
CCO Holdings LLC 4.500%, 05/01/2032	820,000	849,725	0.4%
CCO Holdings LLC 5.125%, 05/01/2027 (A)	1,060,000	1,111,834	0.5%
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	760,000	786,856	0.4%
CSC Holdings LLC 6.500%, 02/01/2029 (A)	800,000	886,080	0.4%
DISH DBS Corp. 7.750%, 07/01/2026	1,530,000	1,732,725	0.8%
Netflix, Inc. 6.375%, 05/15/2029	700,000	894,075	0.4%
Sprint Corp. 7.875%, 09/15/2023	1,170,000	1,329,209	0.6%
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	923,650	0.4%
OTHER SECURITIES		17,374,666	8.4%
		26,749,445
Consumer discretionary - 14.9%
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	980,000	995,239	0.5%
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	986,955	1,105,390	0.5%
Ford Motor Company 9.000%, 04/22/2025	670,000	826,023	0.4%
Ford Motor Credit Company LLC 5.113%, 05/03/2029	1,100,000	1,231,428	0.6%
L Brands, Inc. 5.250%, 02/01/2028	1,020,000	1,141,125	0.5%
NCL Corp., Ltd. 12.250%, 05/15/2024 (A)	790,000	954,083	0.4%
Viking Cruises, Ltd. 7.000%, 02/15/2029 (A)	800,000	832,344	0.4%
Viking Cruises, Ltd. 13.000%, 05/15/2025 (A)	910,000	1,070,560	0.5%
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,541,775	0.7%
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	806,000	0.4%
OTHER SECURITIES		21,005,797	10.0%
		31,509,764
Consumer staples - 1.1%		2,207,990	1.1%
Energy - 10.4%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,309,350	0.6%
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,020,000	1,058,250	0.5%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy (continued)
MEG Energy Corp. 7.125%, 02/01/2027 (A)	$1,130,000	$1,203,817	0.6%
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)	990,000	1,032,303	0.5%
OTHER SECURITIES		17,336,515	8.2%
		21,940,235
Financials - 8.3%
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,201,318	2,212,299	1.1%
OTHER SECURITIES		15,277,545	7.2%
		17,489,844
Health care - 7.3%
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	810,000	881,037	0.4%
Bausch Health Companies, Inc. 6.250%, 02/15/2029 (A)	1,060,000	1,048,393	0.5%
Community Health Systems, Inc. 6.125%, 04/01/2030 (A)	860,000	872,900	0.4%
Community Health Systems, Inc. 6.625%, 02/15/2025 (A)	810,000	856,567	0.4%
Community Health Systems, Inc. 6.875%, 04/15/2029 (A)	760,000	795,317	0.4%
HCA, Inc. 5.625%, 09/01/2028	800,000	948,000	0.4%
OTHER SECURITIES		10,113,235	4.8%
		15,515,449
Industrials - 10.6%
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	850,000	886,125	0.4%
Madison IAQ LLC 5.875%, 06/30/2029 (A)	900,000	915,750	0.4%
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	978,650	0.5%
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	770,000	816,200	0.4%
TransDigm, Inc. 4.625%, 01/15/2029 (A)	890,000	890,312	0.4%
OTHER SECURITIES		17,997,852	8.5%
		22,484,889
Information technology - 4.6%
CommScope, Inc. 8.250%, 03/01/2027 (A)	1,260,000	1,346,688	0.6%
Gartner, Inc. 3.625%, 06/15/2029 (A)	820,000	832,300	0.4%
OTHER SECURITIES		7,618,194	3.6%
		9,797,182
Materials - 4.4%
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	800,000	793,260	0.4%
First Quantum Minerals, Ltd. 6.875% 03/01/2026 to 10/15/2027 (A)	1,450,000	1,536,911	0.7%
Greif, Inc. 6.500%, 03/01/2027 (A)	840,000	885,948	0.4%

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Materials (continued)
OTHER SECURITIES		$6,063,025	2.9%
		9,279,144
Real estate - 4.6%
Diversified Healthcare Trust 4.750%, 02/15/2028	$930,000	916,050	0.4%
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,060,000	1,119,572	0.5%
OTHER SECURITIES		7,601,093	3.7%
		9,636,715
Utilities - 0.8%		1,755,693	0.8%
TOTAL CORPORATE BONDS (Cost $163,930,522)		$168,366,350
CONVERTIBLE BONDS - 1.4%
Communication services - 0.4%		739,733	0.4%
Consumer discretionary - 0.2%		332,987	0.2%
Energy - 0.4%
Cheniere Energy, Inc. 4.250%, 03/15/2045	990,000	833,786	0.4%
Financials - 0.2%		501,900	0.2%
Industrials - 0.0%		85,779	0.0%
Information technology - 0.0%		76,800	0.0%
Real estate - 0.1%		191,371	0.1%
Utilities - 0.1%		89,685	0.1%
TOTAL CONVERTIBLE BONDS (Cost $2,780,665)		$2,852,041
TERM LOANS (B) - 7.9%
Communication services - 0.7%		1,492,949	0.7%
Consumer discretionary - 2.7%
Adtalem Global Education, Inc., 2021 Term Loan B 02/11/2028 TBD (C)	830,000	827,718	0.4%
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 03/03/2028	1,296,750	1,293,742	0.6%
OTHER SECURITIES		3,544,938	1.7%
		5,666,398
Financials - 0.5%		1,113,210	0.5%
Health care - 1.1%		2,277,380	1.1%
Industrials - 1.2%
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 04/21/2028	1,127,175	1,140,949	0.6%
OTHER SECURITIES		1,372,253	0.6%
		2,513,202
Information technology - 1.5%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.104%, 02/16/2029	820,000	825,642	0.4%
OTHER SECURITIES		2,367,543	1.1%
		3,193,185
Materials - 0.2%		441,696	0.2%
TOTAL TERM LOANS (Cost $16,566,055)		$16,698,020
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 4.8%
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%), 3.341%, 11/22/2030 (A)(D)	$810,000	$796,975	0.4%
OTHER SECURITIES		9,425,605	4.4%
TOTAL ASSET BACKED SECURITIES (Cost $10,193,321)		$10,222,580
COMMON STOCKS - 0.9%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.1%		132,243	0.1%
Energy - 0.8%
Oasis Petroleum, Inc.	8,771	881,924	0.4%
OTHER SECURITIES		864,854	0.4%
		1,746,778
TOTAL COMMON STOCKS (Cost $9,868,729)		$1,879,021
PREFERRED SECURITIES - 1.0%
Energy - 0.5%		1,056,276	0.5%
Financials - 0.5%		1,052,537	0.5%
TOTAL PREFERRED SECURITIES (Cost $1,978,171)		$2,108,813
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS - 4.6%
Short-term funds - 4.6%
John Hancock Collateral Trust, 0.0324% (E)(F)	345,094	3,452,532	1.6%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0101% (E)	6,349,558	6,349,558	3.0%
		9,802,090
TOTAL SHORT-TERM INVESTMENTS (Cost $9,802,174)		$9,802,090
Total Investments (High Yield Trust) (Cost $217,670,167) - 100.9%		$213,229,386	100.9%
Other assets and liabilities, net - (0.9)%		(1,978,848)	(0.9%)
TOTAL NET ASSETS - 100.0%		$211,250,538	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,021,057 or 66.8% of the fund's net assets as of 6-30-21.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2021	$10,011,021	$9,997,805	$(13,216)
						$(13,216)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	527,870	BNP	7/19/2021	—	$(2,850)
MXN	1,174,325	USD	57,761	MSCS	7/19/2021	$1,027	—
USD	587,521	CAD	724,887	JPM	7/19/2021	2,753	—
						$3,780	$(2,850)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	1.163%	300,000	USD	$300,000	5.000%	Quarterly	Jun 2023	$(12,872)	$35,863	$22,991
Centrally cleared	Occidental Petroleum Corp.	1.900%	750,000	USD	750,000	1.000%	Quarterly	Jun 2026	(34,369)	2,950	(31,419)
					$1,050,000				$(47,241)	$38,813	$(8,428)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.0%
U.S. Treasury Bonds - 17.4%
1.250%, 05/15/2050	$1,335,000	$1,090,059	0.4%
1.875%, 02/15/2051	2,545,000	2,428,884	0.9%
2.250%, 05/15/2041 to 08/15/2046	6,380,000	6,622,855	2.4%
2.500%, 02/15/2045 (A)	1,204,000	1,302,672	0.5%
2.875%, 05/15/2043	1,170,000	1,345,591	0.5%
3.000%, 11/15/2044 to 02/15/2048	9,220,000	10,921,628	4.0%
3.125%, 08/15/2044 (A)	5,535,000	6,642,649	2.4%
3.125%, 05/15/2048	3,205,000	3,908,723	1.4%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.375%, 05/15/2044	$1,690,000	$2,107,285	0.8%
3.625%, 08/15/2043	680,000	875,819	0.3%
3.750%, 11/15/2043 (A)	2,908,000	3,817,204	1.4%
4.375%, 11/15/2039	1,170,000	1,627,625	0.6%
6.500%, 11/15/2026	3,135,000	4,050,028	1.5%
OTHER SECURITIES		706,046	0.3%
		47,447,068
U.S. Treasury Inflation Protected Securities - 1.0%
0.875%, 02/15/2047	1,000,939	1,287,041	0.5%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Securities (continued)
OTHER SECURITIES			$1,539,340	0.5%
			2,826,381
U.S. Treasury Notes - 9.3%
0.250%, 06/30/2025		$3,705,000	3,639,294	1.3%
0.375%, 01/31/2026		1,610,000	1,577,737	0.6%
0.625%, 05/15/2030 (A)		8,095,000	7,566,612	2.8%
0.625%, 08/15/2030		1,590,000	1,481,309	0.5%
0.875%, 11/15/2030		1,425,000	1,355,086	0.5%
1.625%, 05/15/2031		2,120,000	2,152,959	0.8%
2.750%, 02/15/2028		6,865,000	7,564,104	2.8%
			25,337,101
Federal Home Loan Mortgage Corp. - 0.7%
3.500%, 03/01/2048 to 06/01/2048		1,227,356	1,292,304	0.5%
OTHER SECURITIES			519,799	0.2%
			1,812,103
Federal National Mortgage Association - 27.7%
1.500%, TBA (B)		4,000,000	4,046,059	1.5%
2.000%, TBA (B)		39,890,000	40,415,688	14.8%
2.500%, 07/01/2030 to 04/01/2045		919,585	957,304	0.3%
2.500%, TBA (B)		3,000,000	3,099,960	1.2%
2.660%, 03/01/2027		796,952	856,783	0.3%
3.000%, TBA (B)		8,600,000	8,985,826	3.3%
3.500%, 06/01/2046 to 05/01/2048		4,325,920	4,575,760	1.7%
4.000%, TBA (B)		5,800,000	6,175,640	2.3%
4.500%, TBA (B)		3,300,000	3,550,333	1.3%
5.000%, TBA (B)		1,800,000	1,971,886	0.7%
OTHER SECURITIES			773,359	0.3%
			75,408,598
Government National Mortgage Association - 10.9%
2.000%, TBA (B)		4,200,000	4,278,857	1.6%
3.000%, TBA (B)		11,500,000	11,997,070	4.4%
3.500%, TBA (B)		5,400,000	5,673,331	2.1%
4.000%, TBA (B)		2,600,000	2,744,976	1.0%
4.500%, TBA (B)		4,600,000	4,903,447	1.8%
OTHER SECURITIES			230,226	0.0%
			29,827,907
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $180,573,835)			$182,659,158
FOREIGN GOVERNMENT OBLIGATIONS - 5.4%
Angola - 0.2%			413,300	0.2%
Argentina - 0.0%			51,139	0.0%
Australia - 0.1%			304,525	0.1%
Bermuda - 0.1%			199,500	0.1%
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	1,159,621	0.4%
Chile - 0.1%			240,240	0.1%
Colombia - 0.2%			642,407	0.2%
Croatia - 0.2%			635,723	0.2%
Dominican Republic - 0.2%			456,875	0.2%
Egypt - 0.1%			222,621	0.1%
Ghana - 0.1%			200,884	0.1%
Hungary - 0.1%			245,879	0.1%
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.2%			$613,277	0.2%
Macedonia - 0.2%			607,155	0.2%
Mexico - 1.3%
Government of Mexico 7.750%, 05/29/2031	MXN	35,584,600	1,884,267	0.7%
OTHER SECURITIES			1,693,466	0.6%
			3,577,733
Panama - 0.3%			818,158	0.3%
Peru - 0.1%			371,505	0.1%
Philippines - 0.2%			633,018	0.2%
Romania - 0.5%			1,294,896	0.5%
Saudi Arabia - 0.3%			665,443	0.3%
Senegal - 0.2%			515,347	0.2%
Serbia - 0.1%			382,588	0.1%
Tunisia - 0.1%			217,408	0.1%
United Arab Emirates - 0.1%			282,741	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,727,088)			$14,751,983
CORPORATE BONDS - 31.7%
Communication services - 3.7%
AT&T, Inc. 3.550%, 09/15/2055 (C)		$798,000	800,676	0.3%
OTHER SECURITIES			9,242,445	3.4%
			10,043,121
Consumer discretionary - 1.7%			4,523,634	1.7%
Consumer staples - 1.5%			4,084,616	1.5%
Energy - 2.1%			5,805,730	2.1%
Financials - 8.4%
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	797,864	0.3%
OTHER SECURITIES			22,150,001	8.1%
			22,947,865
Health care - 3.1%			8,390,664	3.1%
Industrials - 2.2%			6,110,576	2.2%
Information technology - 3.9%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)		824,000	819,847	0.3%
OTHER SECURITIES			9,836,264	3.6%
			10,656,111
Materials - 1.3%			3,407,272	1.3%
Real estate - 0.7%			1,945,942	0.7%
Utilities - 3.1%			8,518,161	3.1%
TOTAL CORPORATE BONDS (Cost $81,865,694)			$86,433,692
MUNICIPAL BONDS - 2.3%
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049		705,000	951,726	0.4%
New York Transportation Development Corp. 4.248%, 09/01/2035		785,000	869,652	0.3%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	$675,000	$877,283	0.3%
OTHER SECURITIES		3,477,589	1.3%
TOTAL MUNICIPAL BONDS (Cost $5,492,732)		$6,176,250
TERM LOANS (D) - 3.3%
Communication services - 0.2%		469,436	0.2%
Consumer discretionary - 0.6%		1,706,238	0.6%
Consumer staples - 0.2%		464,779	0.2%
Financials - 0.1%		353,703	0.1%
Health care - 0.5%		1,204,557	0.5%
Industrials - 0.8%		2,250,215	0.8%
Information technology - 0.8%		2,190,691	0.8%
Materials - 0.1%		340,173	0.1%
TOTAL TERM LOANS (Cost $8,999,778)		$8,979,792
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.5%
Commercial and residential - 12.3%
BBCMS Mortgage Trust Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.951%, 08/15/2036 (C)(E)	949,000	949,879	0.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	800,000	835,507	0.3%
OTHER SECURITIES		31,861,302	11.6%
		33,646,688
Federal Home Loan Mortgage Corp. - 1.1%		2,899,471	1.1%
Federal National Mortgage Association - 2.0%		5,549,866	2.0%
Government National Mortgage Association - 0.1%		154,655	0.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,666,492)		$42,250,680
ASSET BACKED SECURITIES - 8.7%
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%), 1.330%, 04/19/2034 (C)(E)	810,000	809,997	0.3%
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%), 1.118%, 04/20/2030 (C)(E)	900,000	900,024	0.3%
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%), 1.108%, 10/20/2027 (C)(E)	1,004,529	1,004,561	0.4%
OTHER SECURITIES		20,948,582	7.7%
TOTAL ASSET BACKED SECURITIES (Cost $23,647,755)		$23,663,164
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 0.0%
Energy - 0.0%		$8,039	0.0%
TOTAL COMMON STOCKS (Cost $119,522)		$8,039
PURCHASED OPTIONS - 0.1%
Puts - 0.1%		91,675	0.1%
TOTAL PURCHASED OPTIONS (Cost $297,615)		$91,675
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 0.2%
John Hancock Collateral Trust, 0.0324% (F)(G)	61,096	611,242	0.2%
Repurchase agreement - 2.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $5,700,008 on 7-1-21, collateralized by $5,527,463 Federal National Mortgage Association, 2.500% due 11-1-50 (valued at $5,814,000)	$5,700,000	5,700,000	2.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,311,256)		$6,311,242
Total Investments (Investment Quality Bond Trust) (Cost $363,701,767) - 136.3%		$371,325,675	136.3%
Other assets and liabilities, net - (36.3)%		(98,835,107)	(36.3%)
TOTAL NET ASSETS - 100.0%		$272,490,568	100.0%
Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $78,245,277 or 28.7% of the fund's net assets as of 6-30-21.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	55	Long	Sep 2021	$12,136,686	$12,117,617	$(19,069)
Euro-OAT Futures	18	Long	Sep 2021	3,381,668	3,394,471	12,803
10-Year Australian Treasury Bond Futures	19	Short	Sep 2021	(2,011,112)	(2,013,425)	(2,313)
10-Year U.S. Treasury Note Futures	89	Short	Sep 2021	(11,748,883)	(11,792,500)	(43,617)
5-Year U.S. Treasury Note Futures	151	Short	Sep 2021	(18,682,572)	(18,637,853)	44,719
Euro-BTP Italian Government Bond Futures	18	Short	Sep 2021	(3,209,934)	(3,231,620)	(21,686)
Euro-Buxl Futures	4	Short	Sep 2021	(948,690)	(963,967)	(15,277)
German Euro BUND Futures	29	Short	Sep 2021	(5,904,318)	(5,935,498)	(31,180)
U.K. Long Gilt Bond Futures	19	Short	Sep 2021	(3,345,590)	(3,366,814)	(21,224)
U.S. Treasury Long Bond Futures	44	Short	Sep 2021	(6,879,154)	(7,073,000)	(193,846)
Ultra U.S. Treasury Bond Futures	72	Short	Sep 2021	(10,440,765)	(10,598,625)	(157,860)
Ultra U.S. Treasury Bond Futures	30	Short	Sep 2021	(5,540,570)	(5,780,625)	(240,055)
						$(688,605)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	349,239	AUD	450,000	MSI	9/15/2021	$11,656	—
USD	589,641	BRL	3,010,000	CITI	9/15/2021	—	$(10,053)
USD	136,284	EUR	114,000	BNP	7/30/2021	1,030	—
USD	5,732,129	EUR	4,706,000	CITI	9/15/2021	143,495	—
USD	213,473	EUR	175,000	DB	9/15/2021	5,651	—
USD	229,266	EUR	188,000	JPM	9/15/2021	6,006	—
USD	1,287,283	MXN	25,710,000	GSI	9/15/2021	9,471	—
						$177,309	$(10,053)

WRITTEN OPTIONS
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,705,000	$87,050	$(49,147)
5-Year Interest Rate Swap	CITI	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,370,000	92,070	(47,252)
								$179,120	$(96,399)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,155,000	USD	Fixed 0.075%	USD Compounded SOFR	Annual	Annual	Aug 2025	$(207)	$46,696	$46,489
Centrally cleared	4,935,000	USD	Fixed 0.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2030	(16,744)	303,678	286,934
Centrally cleared	2,460,000	USD	Fixed 1.160%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2040	—	234,108	234,108
Centrally cleared	1,605,000	USD	Fixed 0.810%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2050	4,899	356,478	361,377
								$(12,052)	$940,960	$928,908
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.36	1,145,000	USD	$1,145,000	5.000%	Quarterly	Jun 2026	$(113,875)	$(4,505)	$(118,380)
				$1,145,000				$(113,875)	$(4,505)	$(118,380)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	31.098%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,262)	$(11,567)	$(28,829)
GSI	CMBX.NA.BBB-.6	31.098%	140,000	USD	140,000	3.000%	Monthly	May 2063	(21,819)	(14,873)	(36,692)
GSI	CMBX.NA.BBB-.6	31.098%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(79,940)	(273,167)	(353,107)
GSI	CMBX.NA.BBB-.6	31.098%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(84,112)	(283,543)	(367,655)
MSI	CMBX.NA.BBB-.6	31.098%	255,000	USD	255,000	3.000%	Monthly	May 2063	(38,679)	(28,152)	(66,831)
MSI	CMBX.NA.BBB-.6	31.098%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,048)	(14,023)	(34,071)
MSI	CMBX.NA.BBB-.6	31.098%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,073)	(12,067)	(30,140)
MSI	CMBX.NA.BBB-.6	31.098%	69,000	USD	69,000	3.000%	Monthly	May 2063	(10,849)	(7,235)	(18,084)
					$3,544,000				$(290,782)	$(644,627)	$(935,409)
Centrally cleared	CDX.EM.35	1.549%	1,315,000	USD	1,315,000	1.000%	Quarterly	Jun 2026	(45,593)	11,774	(33,819)
Centrally cleared	CDX.NA.IG.36	0.479%	490,000	USD	490,000	1.000%	Quarterly	Jun 2026	10,267	2,336	12,603
Centrally cleared	Federative Republic of Brazil	1.620%	150,000	USD	150,000	1.000%	Quarterly	Jun 2026	(4,630)	209	(4,421)
Centrally cleared	Government of Mexico	0.929%	160,000	USD	160,000	1.000%	Quarterly	Jun 2026	106	494	600
Centrally cleared	Republic of Colombia	1.362%	915,000	USD	915,000	1.000%	Quarterly	Jun 2026	(11,668)	(4,047)	(15,715)
Centrally cleared	Republic of Indonesia	0.749%	665,000	USD	665,000	1.000%	Quarterly	Jun 2026	3,584	4,759	8,343
Centrally cleared	Republic of Panama	0.666%	210,000	USD	210,000	1.000%	Quarterly	Jun 2026	1,787	1,714	3,501
Centrally cleared	Republic of Peru	0.821%	445,000	USD	445,000	1.000%	Quarterly	Jun 2026	3,003	1,018	4,021
Centrally cleared	Russian Federation	0.832%	145,000	USD	145,000	1.000%	Quarterly	Jun 2026	350	884	1,234
					$4,495,000				$(42,794)	$19,141	$(23,653)
					$8,039,000				$(333,576)	$(625,486)	$(959,062)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT - 27.0%
U.S. Treasury Bills - 19.5%
0.010%, 08/26/2021	$86,720,300	$86,718,951	4.1%
0.010%, 08/12/2021	34,815,100	34,814,694	1.6%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT (continued)
U.S. Treasury Bills (continued)
0.010%, 08/19/2021	$69,590,800	$69,589,853	3.3%
0.030%, 07/27/2021	155,354,500	155,351,134	7.3%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT (continued)
U.S. Treasury Bills (continued)
0.035%, 09/23/2021	$34,522,400	$34,519,581	1.6%
0.041%, 07/20/2021	34,550,000	34,549,271	1.6%
		415,543,484
U.S. Treasury Notes - 7.5%
0.048%, 08/31/2021	28,372,600	28,464,385	1.3%
0.051%, 04/30/2022	17,338,200	17,598,455	0.8%
0.077%, 08/15/2021	49,241,800	49,405,437	2.3%
0.090%, (3 month USBMMY + 0.055%), 07/31/2022 (A)	27,763,300	27,768,169	1.3%
0.095%, 03/31/2022	17,810,500	17,847,606	0.9%
OTHER SECURITIES		17,288,074	0.9%
		158,372,126
TOTAL U.S. GOVERNMENT (Cost $573,915,610)		$573,915,610
U.S. GOVERNMENT AGENCY - 72.2%
Federal Agricultural Mortgage Corp. - 15.1%
0.010%, 07/01/2021	69,050,000	69,050,000	3.2%
0.010%, 08/16/2021	20,875,000	20,874,733	1.0%
0.024%, (3 month LIBOR - 0.120%), 12/22/2021 (A)	55,657,000	55,654,698	2.6%
0.033%, (3 month LIBOR - 0.130%), 08/13/2021 (A)	20,817,000	20,816,934	1.0%
0.050%, 10/29/2021	17,451,000	17,451,000	0.8%
0.091%, (SOFR + 0.040%), 09/28/2021 (A)	40,000,000	40,000,000	1.9%
0.096%, (1 month LIBOR), 07/28/2021 (A)	36,845,000	36,845,000	1.7%
OTHER SECURITIES		61,282,499	2.9%
		321,974,864
Federal Farm Credit Bank - 15.3%
0.005%, (1 month LIBOR - 0.070%), 08/11/2021 (A)	17,700,000	17,700,000	0.8%
0.064%, (1 month LIBOR), 12/22/2021 (A)	24,588,000	24,591,356	1.2%
0.117%, 01/06/2022	17,520,000	17,517,590	0.8%
0.142%, (SOFR + 0.090%), 07/15/2021 (A)	18,472,000	18,472,000	0.9%
0.157%, (Prime rate - 3.095%), 04/20/2022 (A)	28,319,000	28,319,000	1.3%
0.198%, (U.S. Federal Funds Effective Rate + 0.095%), 07/26/2021 (A)	15,093,000	15,093,000	0.7%
0.265%, (3 month USBMMY + 0.290%), 04/11/2022 (A)	15,382,000	15,391,509	0.7%
OTHER SECURITIES		187,585,152	8.9%
		324,669,607
Federal Home Loan Bank - 34.1%
0.007%, (3 month LIBOR - 0.095%), 09/13/2021 (A)	30,430,000	30,431,071	1.4%
0.008%, 07/28/2021	16,000,000	15,999,904	0.8%
0.010%, 07/30/2021	51,912,000	51,911,582	2.4%
0.010%, 08/11/2021	21,830,000	21,829,744	1.0%
0.010%, 08/16/2021	17,289,000	17,288,779	0.8%
0.015%, 08/06/2021	40,164,000	40,163,398	1.9%
0.018%, 07/16/2021	35,115,000	35,114,737	1.7%
0.018%, 08/04/2021	23,089,000	23,088,619	1.1%
0.023%, 09/03/2021	17,305,000	17,304,743	0.8%
0.025%, 09/20/2021	17,316,000	17,315,026	0.8%
0.029%, 07/14/2021	15,945,000	15,951,199	0.8%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
0.030%, (1 month LIBOR - 0.020%), 12/17/2021 (A)	$50,260,000	$50,267,715	2.4%
0.031%, 07/21/2021	45,590,000	45,589,231	2.1%
0.037%, (3 month LIBOR - 0.105%), 08/04/2021 (A)	47,400,000	47,401,534	2.2%
0.041%, 08/25/2021	15,466,000	15,465,055	0.7%
0.044%, 09/29/2021	44,489,000	44,484,218	2.1%
0.046%, 09/29/2021	21,000,000	20,999,692	1.0%
0.046%, 08/18/2021	34,550,000	34,547,927	1.6%
0.056%, 08/02/2021	17,545,000	17,544,907	0.8%
0.059%, (1 month LIBOR - 0.025%), 08/27/2021 (A)	36,835,000	36,835,706	1.7%
0.066%, (SOFR + 0.015%), 12/10/2021 (A)	18,015,000	18,015,000	0.9%
0.112%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000	0.9%
OTHER SECURITIES		90,290,427	4.2%
		726,210,214
Federal Home Loan Mortgage Corp. - 1.3%		28,312,742	1.3%
Federal National Mortgage Association - 1.4%
0.243%, (SOFR + 0.190%), 05/19/2022 (A)	14,746,000	14,746,000	0.7%
OTHER SECURITIES		14,906,074	0.7%
		29,652,074
Tennessee Valley Authority - 4.8%
0.048%, 07/28/2021	102,324,000	102,320,361	4.8%
U.S. Department of Housing and Urban Development - 0.2%		4,796,916	0.2%
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,537,936,778)		$1,537,936,778
REPURCHASE AGREEMENT - 0.8%
Barclays Tri-Party Repurchase Agreement dated 6-30-21 at 0.050% to be repurchased at $16,900,023 on 7-1-21, collateralized by $15,858,736 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-26 (valued at $17,238,075)	16,900,000	16,900,000	0.8%
TOTAL REPURCHASE AGREEMENT (Cost $16,900,000)		$16,900,000
Total Investments (Money Market Trust) (Cost $2,128,752,388) - 100.0%		$2,128,752,388	100.0%
Other assets and liabilities, net - (0.0)%		(73,428)	(0.0%)
TOTAL NET ASSETS - 100.0%		$2,128,678,960	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Treasury Inflation Protected Securities - 0.4%
0.125%, 02/15/2051 (A)		$758,848	$832,974	0.4%
			832,974
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $816,815)			$832,974
FOREIGN GOVERNMENT OBLIGATIONS - 42.6%
Argentina - 0.2%			498,814	0.2%
Australia - 2.1%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	5,175,000	4,440,282	2.1%
Bermuda - 0.1%			199,500	0.1%
Brazil - 2.4%
10.000% 01/01/2025 to 01/01/2029	BRL	23,357,000	4,982,546	2.4%
Bulgaria - 0.2%			412,713	0.2%
Canada - 1.0%
Government of Canada 2.750%, 12/01/2048	CAD	1,180,000	1,142,409	0.5%
OTHER SECURITIES			951,789	0.5%
			2,094,198
Chile - 0.5%			1,074,540	0.5%
Colombia - 0.9%
Republic of Colombia 3.875%, 03/22/2026	EUR	670,000	886,461	0.4%
OTHER SECURITIES			916,636	0.5%
			1,803,097
Croatia - 0.2%			370,324	0.2%
Czech Republic - 0.2%			366,665	0.2%
Dominican Republic - 0.1%			281,650	0.1%
Egypt - 0.1%			121,715	0.1%
Germany - 2.1%
Federal Republic of Germany, Inflation Linked Bond 0.500%, 04/15/2030		3,055,215	4,369,003	2.1%
Ghana - 0.1%			252,433	0.1%
Greece - 0.6%
Republic of Greece, GDP-Linked Note 4.397%, 10/15/2042 (B)*		409,185,000	1,310,016	0.6%
Honduras - 0.1%			156,975	0.1%
Hungary - 0.7%
Republic of Hungary 1.625%, 04/28/2032		520,000	655,676	0.3%
OTHER SECURITIES			860,597	0.4%
			1,516,273
Iceland - 1.8%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	3,872,057	1.8%
Indonesia - 2.1%
Republic of Indonesia 8.375%, 03/15/2034	IDR	33,135,000,000	2,526,761	1.2%
Republic of Indonesia 9.000%, 03/15/2029		11,324,000,000	903,832	0.4%
OTHER SECURITIES			944,119	0.5%
			4,374,712
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 1.7%
State of Israel 3.750%, 03/31/2047	ILS	8,740,000	$3,473,588	1.7%
Ivory Coast - 0.1%			236,762	0.1%
Japan - 4.6%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,047,885,084	9,668,142	4.6%
Jordan - 0.1%			207,808	0.1%
Kazakhstan - 0.3%			703,631	0.3%
Macedonia - 0.2%			447,674	0.2%
Malaysia - 0.3%
Government of Malaysia 3.899%, 11/16/2027	MYR	2,680,000	680,883	0.3%
Mexico - 1.3%
Government of Mexico 3.625%, 04/09/2029	EUR	550,000	762,810	0.3%
Government of Mexico 4.000%, 11/15/2040	MXN	19,342,262	1,046,165	0.5%
Government of Mexico 7.500%, 06/03/2027		16,859,300	881,430	0.4%
OTHER SECURITIES			150,788	0.1%
			2,841,193
Morocco - 0.3%			635,974	0.3%
New Zealand - 0.9%
2.500% 09/20/2035 to 09/20/2040	NZD	1,459,226	1,385,182	0.7%
OTHER SECURITIES			471,393	0.2%
			1,856,575
Norway - 2.3%
Kingdom of Norway 1.375%, 08/19/2030 (C)	NOK	20,150,000	2,348,326	1.1%
Kingdom of Norway 1.750%, 09/06/2029 (C)		21,131,000	2,539,311	1.2%
			4,887,637
Oman - 0.1%			198,750	0.1%
Panama - 0.9%
4.500% 04/16/2050 to 04/01/2056		$1,560,000	1,765,520	0.8%
OTHER SECURITIES			203,970	0.1%
			1,969,490
Paraguay - 0.1%			235,000	0.1%
Peru - 0.2%			433,364	0.2%
Philippines - 0.3%			578,442	0.3%
Poland - 0.5%
Republic of Poland 3.250%, 07/25/2025	PLN	2,580,000	736,631	0.3%
OTHER SECURITIES			387,876	0.2%
			1,124,507
Qatar - 0.1%			242,409	0.1%
Romania - 0.9%
Republic of Romania 2.625%, 12/02/2040 (C)	EUR	540,000	633,978	0.3%
Republic of Romania 3.875%, 10/29/2035		520,000	723,331	0.4%
OTHER SECURITIES			478,919	0.2%
			1,836,228
Russia - 3.0%
Government of Russia 6.900%, 05/23/2029	RUB	240,040,000	3,269,796	1.6%

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russia (continued)
Government of Russia 7.050%, 01/19/2028	RUB	82,055,000	$1,129,256	0.5%
Government of Russia 7.650%, 04/10/2030		84,090,000	1,196,614	0.6%
OTHER SECURITIES			620,117	0.3%
			6,215,783
Saudi Arabia - 0.7%
Kingdom of Saudi Arabia 2.000%, 07/09/2039	EUR	680,000	831,116	0.4%
Kingdom of Saudi Arabia 2.250%, 02/02/2033 (C)		$667,000	647,957	0.3%
			1,479,073
Senegal - 0.2%			412,059	0.2%
Serbia - 0.1%			115,936	0.1%
Slovenia - 0.2%			368,745	0.2%
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	11,880,000	713,051	0.3%
South Korea - 5.8%
1.375% 12/10/2029 to 06/10/2030	KRW	12,813,320,000	10,785,517	5.1%
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,474,094,515	1,394,735	0.7%
			12,180,252
Thailand - 1.3%
Kingdom of Thailand 2.875%, 12/17/2028	THB	80,250,000	2,767,088	1.3%
Turkey - 0.1%			145,091	0.1%
Ukraine - 0.1%			209,978	0.1%
United Arab Emirates - 0.1%			186,203	0.1%
Uruguay - 0.0%			15,911	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $91,248,679)			$89,564,740
CORPORATE BONDS - 20.0%
Canada - 0.3%			624,629	0.3%
Cayman Islands - 0.1%			254,668	0.1%
Chile - 0.2%			436,369	0.2%
China - 0.4%			894,533	0.4%
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		$825,000	1,068,375	0.5%
			1,068,375
France - 0.2%			475,979	0.2%
Indonesia - 0.1%			252,500	0.1%
Ireland - 0.1%			90,384	0.1%
Italy - 0.1%			97,232	0.1%
Japan - 0.2%			423,750	0.2%
Luxembourg - 0.3%			629,246	0.3%
Malaysia - 0.1%			204,218	0.1%
Morocco - 0.1%			216,957	0.1%
Netherlands - 0.4%			792,487	0.4%
Norway - 0.0%			48,884	0.0%
Spain - 0.1%			241,874	0.1%
United Arab Emirates - 0.2%			433,898	0.2%
United Kingdom - 0.3%			590,982	0.3%
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
United States - 16.3%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	$675,000	$671,598	0.3%
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	640,000	652,800	0.3%
CDW LLC 3.250%, 02/15/2029	649,000	657,567	0.3%
FirstCash, Inc. 4.625%, 09/01/2028 (C)	696,000	727,564	0.4%
Home Point Capital, Inc. 5.000%, 02/01/2026 (C)	729,000	679,793	0.3%
MSCI, Inc. 3.875%, 02/15/2031 (C)	980,013	1,016,980	0.5%
Reynolds American, Inc. 5.850%, 08/15/2045	580,000	710,184	0.3%
The William Carter Company 5.625%, 03/15/2027 (C)	618,000	650,260	0.3%
United Wholesale Mortgage LLC 5.500%, 11/15/2025 to 04/15/2029 (C)	931,000	934,827	0.5%
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	640,000	666,694	0.3%
OTHER SECURITIES		26,834,453	12.8%
		34,202,720
TOTAL CORPORATE BONDS (Cost $40,760,154)		$41,979,685
CONVERTIBLE BONDS - 1.6%
Israel - 0.0%		25,050	0.0%
Italy - 0.1%		146,418	0.1%
Spain - 0.0%		115,848	0.0%
United Kingdom - 0.2%		452,520	0.2%
United States - 1.3%		2,681,158	1.3%
TOTAL CONVERTIBLE BONDS (Cost $3,188,728)		$3,420,994
MUNICIPAL BONDS - 3.4%
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	630,414	0.3%
OTHER SECURITIES		6,521,228	3.1%
TOTAL MUNICIPAL BONDS (Cost $6,801,342)		$7,151,642
TERM LOANS (D) - 8.6%
France - 0.1%		164,967	0.1%
Germany - 0.0%		99,958	0.0%
Israel - 0.0%		99,240	0.0%
Luxembourg - 0.2%		403,880	0.2%
Netherlands - 0.2%		379,972	0.2%
Sweden - 0.2%		401,814	0.2%
United Kingdom - 0.1%		213,488	0.1%
United States - 7.8%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%) 4.750%, 04/09/2027	697,950	700,567	0.3%
OTHER SECURITIES		15,678,073	7.5%
		16,378,640
TOTAL TERM LOANS (Cost $17,689,920)		$18,141,959

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
Cayman Islands - 0.0%		$99,489	0.0%
United States - 8.7%		18,303,102	8.7%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,661,776)		$18,402,591
ASSET BACKED SECURITIES - 4.2%
Cayman Islands - 2.4%		5,102,344	2.4%
United States - 1.8%		3,749,066	1.8%
TOTAL ASSET BACKED SECURITIES (Cost $8,735,394)		$8,851,410
PREFERRED SECURITIES - 0.0%
United States - 0.0%		41,852	0.0%
TOTAL PREFERRED SECURITIES (Cost $40,158)		$41,852
EXCHANGE-TRADED FUNDS - 5.1%
United States - 5.1%
iShares JP Morgan USD Emerging Markets Bond ETF	83,900	9,435,394	4.5%
SPDR Blackstone Senior Loan ETF	15,000	694,350	0.3%
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	659,148	0.3%
		10,788,892
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,734,246)		$10,788,892
SHORT-TERM INVESTMENTS - 4.0%
Short-term funds - 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E)	8,342,089	8,342,089	4.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $8,342,089)		$8,342,089
Total Investments (Opportunistic Fixed Income Trust) (Cost $206,019,301) - 98.6%		$207,518,828	98.6%
Other assets and liabilities, net - 1.4%		2,908,994	1.4%
TOTAL NET ASSETS - 100.0%		$210,427,822	100.0%
Opportunistic Fixed Income Trust (continued)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
GO	General Obligation
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $51,745,253 or 24.6% of the fund's net assets as of 6-30-21.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	52	Long	Sep 2021	$5,495,449	$5,510,425	$14,976
10-Year U.S. Treasury Note Futures	123	Long	Sep 2021	16,233,283	16,297,500	64,217
5-Year U.S. Treasury Note Futures	66	Long	Sep 2021	8,155,125	8,146,359	(8,766)
Euro SCHATZ Futures	1	Long	Sep 2021	132,995	132,970	(25)
Ultra U.S. Treasury Bond Futures	8	Long	Sep 2021	1,159,924	1,177,625	17,701
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2021	4,432,125	4,624,500	192,375
10-Year Canada Government Bond Futures	8	Short	Sep 2021	(928,157)	(939,142)	(10,985)
10-Year Mini Japan Government Bond Futures	16	Short	Sep 2021	(2,181,730)	(2,185,661)	(3,931)
2-Year U.S. Treasury Note Futures	40	Short	Sep 2021	(8,825,762)	(8,812,812)	12,950
Euro-Buxl Futures	12	Short	Sep 2021	(2,859,115)	(2,891,902)	(32,787)
German Euro BOBL Futures	8	Short	Sep 2021	(1,271,744)	(1,272,547)	(803)
German Euro BUND Futures	69	Short	Sep 2021	(14,052,718)	(14,122,391)	(69,673)
U.K. Long Gilt Bond Futures	4	Short	Sep 2021	(704,343)	(708,803)	(4,460)
U.S. Treasury Long Bond Futures	76	Short	Sep 2021	(11,978,863)	(12,217,000)	(238,137)
						$(67,348)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	665,000	USD	504,428	GSI	7/30/2021	—	$(5,641)
BRL	21,224,000	USD	4,303,762	JPM	7/2/2021	—	(36,602)
BRL	21,224,000	USD	4,242,933	MSI	7/2/2021	$24,227	—
BRL	6,560,000	USD	1,327,156	GSI	7/30/2021	—	(12,140)
CAD	299,000	USD	242,736	JPM	7/30/2021	—	(1,533)
CHF	918,000	USD	999,361	BOA	7/30/2021	—	(6,459)
CLP	1,128,458,000	USD	1,546,680	SSB	7/30/2021	—	(11,135)
COP	7,021,523,000	USD	1,855,175	CITI	7/30/2021	13,261	—
CZK	26,351,000	USD	1,238,776	BOA	7/30/2021	—	(13,709)
EUR	1,164,000	USD	1,390,092	GSI	7/30/2021	—	(9,078)
EUR	4,305,000	USD	5,143,750	JPM	7/30/2021	—	(36,136)
GBP	4,161,000	USD	5,809,239	JPM	7/30/2021	—	(52,839)
IDR	46,731,000,000	USD	3,216,616	JPM	7/30/2021	—	(17,736)
INR	240,402,000	USD	3,230,558	JPM	7/30/2021	—	(8,009)
JPY	920,011,000	USD	8,302,562	MSI	7/30/2021	—	(19,361)
MXN	61,730,000	USD	3,069,800	BARC	7/30/2021	16,319	—
NOK	12,580,000	USD	1,477,833	MSI	7/30/2021	—	(16,558)
NZD	1,422,000	USD	1,004,700	MSI	7/30/2021	—	(10,784)
PLN	3,778,000	USD	996,290	JPM	7/30/2021	—	(5,329)
PLN	4,305,000	USD	1,140,379	MSI	7/30/2021	—	(11,187)
RUB	256,880,000	USD	3,540,633	BARC	7/30/2021	—	(44,585)
SGD	2,755,000	USD	2,051,613	BOA	7/30/2021	—	(2,829)
TRY	12,126,000	USD	1,370,991	BARC	7/30/2021	1,441	—
USD	7,344,923	AUD	9,683,000	GSI	7/30/2021	82,134	—
USD	4,242,933	BRL	21,224,000	JPM	7/2/2021	—	(24,227)
USD	4,011,567	BRL	21,224,000	MSI	7/2/2021	—	(255,592)
USD	4,290,364	BRL	21,224,000	JPM	8/3/2021	37,676	—
USD	5,552,895	CAD	6,840,000	JPM	7/30/2021	35,067	—
USD	20,955,950	EUR	17,533,000	JPM	7/30/2021	154,141	—
USD	645,006	GBP	462,000	JPM	7/30/2021	5,867	—
USD	2,313,623	HUF	678,358,000	BOA	7/30/2021	25,361	—
USD	1,084,332	IDR	15,753,176,000	JPM	7/30/2021	5,979	—
USD	3,546,532	ILS	11,533,000	BARC	7/30/2021	8,175	—
USD	9,478,470	JPY	1,050,314,000	MSI	7/30/2021	22,104	—
USD	13,234,164	KRW	14,971,148,000	BOA	7/30/2021	—	(13,592)
USD	1,052,388	MXN	20,952,000	GSI	7/30/2021	4,917	—
USD	8,087,317	NOK	68,843,000	MSI	7/30/2021	90,614	—
USD	4,988,879	NZD	7,061,000	MSI	7/30/2021	53,548	—
USD	5,214,301	RUB	378,308,000	BARC	7/30/2021	65,661	—
USD	3,216,688	SEK	27,247,000	MSI	7/30/2021	32,095	—
USD	3,188,750	SGD	4,282,000	BOA	7/30/2021	4,396	—
USD	717,685	THB	22,920,000	JPM	7/30/2021	2,607	—
USD	2,895,328	ZAR	41,237,000	JPM	7/30/2021	17,562	—
						$703,152	$(615,061)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,053)	$(61,570)	$(65,623)
BOA	4,140,000	USD	Fixed 2.535%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jun 2026	—	27,724	27,724
BOA	1,170,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	309,662	309,662
CITI	10,560,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(57,650)	(57,650)
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(79,001)	(22,231)	(101,232)
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(44,115)	(24,126)	(68,241)
CITI	1,830,000	ILS	ILS TELBOR Reuters	Fixed 1.493%	Annual	Quarterly	Sep 2031	—	13,345	13,345
CITI	3,460,000	ILS	ILS TELBOR Reuters	Fixed 1.442%	Annual	Quarterly	Sep 2031	—	20,076	20,076
JPM	2,330,000	USD	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(57,889)	532,114	474,225
								$(185,058)	$737,344	$552,286
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	3,471	3,471
The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	$2,720	$2,720
Centrally cleared	2,935,000	CAD	CAD CORRA Compounded OIS	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(2,428)	(2,428)
Centrally cleared	2,415,000	CAD	CAD CORRA Compounded OIS	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(3,268)	(3,268)
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	$1,233	123,038	124,271
Centrally cleared	92,659,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	32,015	18,372	50,387
Centrally cleared	84,380,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,514)	(44,203)	(45,717)
Centrally cleared	350,000	GBP	Fixed 0.800%	GBP SONIA Compounded OIS	Annual	Annual	Jun 2071	—	(22,627)	(22,627)
Centrally cleared	720,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(28,042)	(34,182)	(62,224)
Centrally cleared	390,000	GBP	Fixed 0.710%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(151)	(4,523)	(4,674)
								$3,541	$36,370	$39,911
								$(181,517)	$773,714	$592,197
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Malaysia	1,900,000	USD	$1,900,000	1.000%	Quarterly	Dec 2025	$(36,349)	$(19,355)	$(55,704)
CITI	Government of Malaysia	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(6,188)	(3,487)	(9,675)
CITI	Republic of Peru	345,000	USD	345,000	1.000%	Quarterly	Dec 2025	(5,931)	943	(4,988)
CITI	Federative Republic of Brazil	760,000	USD	760,000	1.000%	Quarterly	Jun 2026	21,211	(920)	20,291
CITI	Federative Republic of Brazil	765,000	USD	765,000	1.000%	Quarterly	Jun 2026	20,923	1,435	22,358
CITI	Republic of South Africa	780,000	USD	780,000	1.000%	Quarterly	Jun 2026	29,570	908	30,478
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(76,246)	(37,848)	(114,094)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,495)	(1,720)	(13,215)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,977)	(1,238)	(13,215)
GSI	CMBX.NA.AAA.13	1,380,000	USD	1,380,000	0.500%	Monthly	Dec 2072	(2,827)	(6,723)	(9,550)
GSI	CMBX.NA.AAA.13	1,390,000	USD	1,390,000	0.500%	Monthly	Dec 2072	(2,266)	(7,353)	(9,619)
GSI	CMBX.NA.AAA.13	1,400,000	USD	1,400,000	0.500%	Monthly	Dec 2072	(5,688)	(3,981)	(9,669)
GSI	CMBX.NA.AAA.13	1,405,000	USD	1,405,000	0.500%	Monthly	Dec 2072	(6,771)	(2,952)	(9,723)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(229,452)	(90,640)	(320,092)
JPM	Republic of South Africa	390,000	USD	390,000	1.000%	Quarterly	Jun 2026	15,945	(1,692)	14,253
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(242,870)	(81,872)	(324,742)
MSI	Government of Malaysia	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2025	(32,963)	(17,317)	(50,280)
MSI	Government of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(52,617)	(1,328)	(53,945)
MSI	People's Republic of China	680,000	USD	680,000	1.000%	Quarterly	Dec 2025	(14,689)	(7,585)	(22,274)
MSI	Federative Republic of Brazil	770,000	USD	770,000	1.000%	Quarterly	Jun 2026	23,216	(2,658)	20,558
MSI	Federative Republic of Brazil	775,000	USD	775,000	1.000%	Quarterly	Jun 2026	23,007	(357)	22,650
MSI	Republic of South Africa	775,000	USD	775,000	1.000%	Quarterly	Jun 2026	33,317	(4,994)	28,323
MSI	Republic of South Africa	770,000	USD	770,000	1.000%	Quarterly	Jun 2026	29,261	(1,120)	28,141
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	44,685	310,967	355,652
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	97,622	187,815	285,437
MSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,609)	(1,606)	(13,215)
MSI	CMBX.NA.AAA.12	1,385,000	USD	1,385,000	0.500%	Monthly	Aug 2061	(12,958)	(305)	(13,263)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	17,181	(8,889)	8,292
MSI	CMBX.NA.AAA.13	1,390,000	USD	1,390,000	0.500%	Monthly	Dec 2072	(4,567)	(5,052)	(9,619)
The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	CMBX.NA.AAA.13	1,480,000	USD	$1,480,000	0.500%	Monthly	Dec 2072	$(7,571)	$(2,671)	$(10,242)
MSI	CMBX.NA.AAA.13	1,480,000	USD	1,480,000	0.500%	Monthly	Dec 2072	(8,163)	(2,079)	(10,242)
				$55,485,000				$(427,259)	$186,326	$(240,933)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	265,000	EUR	312,077	5.000%	Quarterly	Jun 2026	(36,327)	(3,177)	(39,504)
Centrally cleared	iTraxx Europe Series 35 Version 1	4,790,000	EUR	5,793,886	1.000%	Quarterly	Jun 2026	(151,348)	(1,674)	(153,022)
Centrally cleared	iTraxx Europe Sub Financials Series 35 Version 1	3,375,000	EUR	4,066,585	1.000%	Quarterly	Jun 2026	12,445	(7,506)	4,939
				$10,172,548				$(175,230)	$(12,357)	$(187,587)
				$65,657,548				$(602,489)	$173,969	$(428,520)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.665%	125,000	USD	$125,000	1.000%	Quarterly	Jun 2026	$1,206	$1,192	$2,398
CITI	Republic of Columbia	1.360%	280,000	USD	280,000	1.000%	Quarterly	Jun 2026	(3,330)	(723)	(4,053)
CITI	Republic of Panama	0.665%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	1,513	885	2,398
CITI	Republic of Peru	0.820%	115,000	USD	115,000	1.000%	Quarterly	Jun 2026	1,279	54	1,333
CITI	Republic of Peru	0.820%	100,000	USD	100,000	1.000%	Quarterly	Jun 2026	819	341	1,160
GSI	Republic of Columbia	1.360%	215,000	USD	215,000	1.000%	Quarterly	Jun 2026	(2,554)	(558)	(3,112)
GSI	Republic of Columbia	1.360%	215,000	USD	215,000	1.000%	Quarterly	Jun 2026	(2,554)	(558)	(3,112)
GSI	Republic of Columbia	1.360%	250,000	USD	250,000	1.000%	Quarterly	Jun 2026	(3,027)	(592)	(3,619)
GSI	Republic of Columbia	1.360%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	(1,322)	(487)	(1,809)
GSI	Republic of Columbia	1.360%	140,000	USD	140,000	1.000%	Quarterly	Jun 2026	(1,036)	(990)	(2,026)
GSI	Republic of Columbia	1.360%	255,000	USD	255,000	1.000%	Quarterly	Jun 2026	(1,705)	(1,986)	(3,691)
GSI	Republic of Panama	0.665%	110,000	USD	110,000	1.000%	Quarterly	Jun 2026	1,116	994	2,110
GSI	Republic of Peru	0.820%	110,000	USD	110,000	1.000%	Quarterly	Jun 2026	1,224	51	1,275
GSI	Republic of Peru	0.820%	65,000	USD	65,000	1.000%	Quarterly	Jun 2026	532	222	754
JPM	Republic of Columbia	1.360%	235,000	USD	235,000	1.000%	Quarterly	Jun 2026	(1,906)	(1,496)	(3,402)
MSI	Republic of Panama	0.665%	120,000	USD	120,000	1.000%	Quarterly	Jun 2026	1,216	1,086	2,302
MSI	Republic of Peru	0.820%	95,000	USD	95,000	1.000%	Quarterly	Jun 2026	824	278	1,102
					$2,680,000				$(7,705)	$(2,287)	$(9,992)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	710,000	Sep 2021	GSI	—	$(14,033)	$(14,033)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,420,000	Dec 2021	GSI	—	(32,943)	(32,943)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	13,540,000	Dec 2021	GSI	—	(95,231)	(95,231)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	750,000	Dec 2021	GSI	—	(6,496)	(6,496)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	14,950,000	Dec 2021	GSI	—	(212,846)	(212,846)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	705,000	Sep 2021	JPM	—	(9,475)	(9,475)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	2,130,000	Dec 2021	JPM	—	(14,982)	(14,982)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,580,000	Sep 2021	MSI	—	(285,342)	(285,342)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,340,000	Dec 2021	MSI	—	(67,219)	(67,219)
The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	2,020,000	Sep 2021	JPM	—	$18,223	$18,223
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	2,420,000	Sep 2021	MSI	—	8,413	8,413
								—	$(711,931)	$(711,931)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.8%
U.S. Treasury Bonds - 6.1%
1.875%, 02/15/2051	$103,472,600	$98,751,663	1.2%
2.250%, 05/15/2041	138,933,000	144,555,445	1.8%
2.500%, 02/15/2045	115,800,000	125,290,171	1.5%
3.000%, 02/15/2047	37,979,000	45,117,865	0.6%
3.125%, 11/15/2041	65,949,000	78,613,269	1.0%
		492,328,413
U.S. Treasury Notes - 8.1%
0.750%, 05/31/2026	108,023,000	107,406,932	1.3%
0.875%, 06/30/2026	121,315,000	121,258,134	1.5%
1.250%, 03/31/2028 to 06/30/2028	275,070,000	275,919,449	3.5%
1.625%, 05/15/2031	145,873,000	148,106,680	1.8%
		652,691,195
Federal Home Loan Mortgage Corp. - 4.1%
2.500%, 08/01/2050	69,012,874	71,998,495	0.9%
3.000%, 03/01/2043 to 12/01/2049	135,069,210	143,251,934	1.9%
3.500%, 04/01/2044 to 04/01/2047	79,141,009	85,614,196	1.0%
4.000%, 03/01/2048 to 08/01/2048	22,310,667	24,054,919	0.3%
		324,919,544
Federal National Mortgage Association - 13.4%
2.000%, 09/01/2050 to 02/01/2051	87,463,396	88,648,228	1.1%
2.000%, TBA (A)	168,333,000	170,084,572	2.1%
2.500%, 09/01/2050 to 12/01/2050	74,956,670	77,794,221	0.9%
2.500%, TBA (A)	83,389,000	86,248,976	1.1%
3.000%, 01/01/2043 to 11/01/2049	168,550,839	178,669,502	2.1%
3.500%, 06/01/2042 to 09/01/2049	193,538,342	207,296,574	2.5%
4.000%, 09/01/2040 to 07/01/2049	191,905,223	210,282,770	2.8%
4.500%, 12/01/2040 to 05/01/2042	46,866,599	52,050,419	0.7%
OTHER SECURITIES		8,869,281	0.1%
		1,079,944,543
Government National Mortgage Association - 0.1%		3,849,279	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,513,411,630)		$2,553,732,974
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Qatar - 0.3%		23,876,703	0.3%
Saudi Arabia - 0.2%		17,251,380	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,529,031)		$41,128,083
CORPORATE BONDS - 40.5%
Communication services - 3.9%
Charter Communications Operating LLC 5.750%, 04/01/2048	16,696,000	21,249,680	0.3%
Comcast Corp. 4.150%, 10/15/2028 (B)	20,678,000	23,935,962	0.3%
NBN Company, Ltd. 1.450%, 05/05/2026 (C)	20,683,000	20,729,537	0.3%
Telefonica Emisiones SA 5.213%, 03/08/2047	16,102,000	20,099,718	0.2%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. 4.329%, 09/21/2028	$17,379,000	$20,221,167	0.3%
OTHER SECURITIES		206,377,332	2.5%
		312,613,396
Consumer discretionary - 3.2%
General Motors Financial Company, Inc. 3.600%, 06/21/2030	20,346,000	22,029,659	0.3%
OTHER SECURITIES		237,736,498	2.9%
		259,766,157
Consumer staples - 0.6%		48,202,582	0.6%
Energy - 3.0%
Energy Transfer LP 5.250%, 04/15/2029	17,785,000	21,007,103	0.3%
OTHER SECURITIES		221,209,219	2.7%
		242,216,322
Financials - 10.8%
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	17,187,000	19,744,242	0.2%
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	19,364,000	19,921,577	0.2%
Citigroup, Inc. 4.600%, 03/09/2026	17,394,000	19,797,857	0.2%
GE Capital International Funding Company 4.418%, 11/15/2035	17,822,000	21,359,337	0.3%
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	22,984,000	23,864,326	0.3%
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	23,831,000	24,843,818	0.3%
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	19,136,000	21,086,204	0.3%
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	22,533,000	23,018,974	0.3%
Wells Fargo & Company 3.550%, 09/29/2025	18,013,000	19,798,139	0.2%
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	21,439,000	24,009,750	0.3%
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	19,894,601	0.2%
OTHER SECURITIES		628,536,602	8.0%
		865,875,427
Health care - 2.9%
AbbVie, Inc. 3.200%, 11/21/2029	33,371,000	36,242,387	0.4%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Health care (continued)
OTHER SECURITIES		$193,020,764	2.5%
		229,263,151
Industrials - 5.1%		406,052,773	5.1%
Information technology - 5.4%
Broadcom, Inc. 4.750%, 04/15/2029	$36,324,000	42,254,144	0.5%
Micron Technology, Inc. 4.185%, 02/15/2027	22,492,000	25,370,507	0.3%
Micron Technology, Inc. 5.327%, 02/06/2029	19,168,000	23,152,420	0.3%
Microsoft Corp. 2.525%, 06/01/2050	24,775,000	24,340,965	0.3%
OTHER SECURITIES		319,142,232	4.0%
		434,260,268
Materials - 1.1%
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (C)	21,491,000	23,230,356	0.3%
OTHER SECURITIES		64,635,731	0.8%
		87,866,087
Real estate - 2.9%
SBA Tower Trust 2.328%, 01/15/2028 (C)	21,448,000	22,224,911	0.3%
OTHER SECURITIES		211,902,745	2.6%
		234,127,656
Utilities - 1.6%
NiSource, Inc. 1.700%, 02/15/2031	27,237,000	25,737,056	0.3%
OTHER SECURITIES		106,847,327	1.3%
		132,584,383
TOTAL CORPORATE BONDS (Cost $3,075,254,601)		$3,252,828,202
MUNICIPAL BONDS - 1.5%		124,037,528	1.5%
TOTAL MUNICIPAL BONDS (Cost $120,904,252)		$124,037,528
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0%
Commercial and residential - 6.7%		541,289,158	6.7%
Federal Home Loan Mortgage Corp. - 0.1%		5,896,807	0.1%
Government National Mortgage Association - 1.2%		93,752,098	1.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $674,116,194)		$640,938,063
ASSET BACKED SECURITIES - 16.3%
Ford Credit Auto Owner Trust Series 2018-1, Class A, 3.190%, 07/15/2031 (C)	26,635,000	28,734,166	0.4%
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.560%, 11/25/2031 (C)	22,220,000	23,429,990	0.3%
Tricon American Homes Trust Series 2020-SFR1, Class A, 1.499%, 07/17/2038 (C)	20,189,698	20,164,616	0.3%
OTHER SECURITIES		1,239,657,911	15.3%
TOTAL ASSET BACKED SECURITIES (Cost $1,296,294,324)		$1,311,986,683
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	COMMON STOCKS - 0.0%
	Utilities - 0.0%	$1,254,418	0.0%
	TOTAL COMMON STOCKS (Cost $1,291,497)	$1,254,418
	PREFERRED SECURITIES - 0.1%
	Utilities - 0.1%	7,647,023	0.1%
	TOTAL PREFERRED SECURITIES (Cost $7,618,288)	$7,647,023
	SHORT-TERM INVESTMENTS - 4.7%
Short-term funds - 0.2%
John Hancock Collateral Trust, 0.0324% (E)(F)	1,341,364	13,419,808	0.2%
Repurchase agreement - 4.5%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $366,701,000 on 7-1-21, collateralized by $160,194,700 U.S. Treasury Inflation Indexed Notes, 0.375% due 1-15-27 (valued at $195,979,514), $167,711,400 U.S. Treasury Notes, 0.375% - 2.375% due 11-30-25 to 5-15-27 (valued at 178,055,530)	$366,701,000	366,701,000	4.5%
	TOTAL SHORT-TERM INVESTMENTS (Cost $380,121,269)	$380,120,808
	Total Investments (Select Bond Trust) (Cost $8,104,541,086) - 103.4%	$8,313,673,782	103.4%
	Other assets and liabilities, net - (3.4)%	(270,683,744)	(3.4%)
	TOTAL NET ASSETS - 100.0%	$8,042,990,038	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is on loan as of 6-30-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,315,349,469 or 28.8% of the fund's net assets as of 6-30-21.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 92.9%
U.S. Treasury Inflation Protected Securities - 0.8%
0.625%, 04/15/2023	$1,397,292	$1,478,046	0.8%
		1,478,046
U.S. Treasury Notes - 29.0%
0.125%, 05/15/2023	3,000,000	2,994,375	1.6%
0.250%, 04/15/2023	9,000,000	9,004,922	4.9%
1.375%, 02/15/2023	1,770,000	1,804,017	1.0%
1.500%, 09/15/2022	4,000,000	4,065,781	2.2%
1.875%, 07/31/2022	4,610,000	4,697,878	2.6%
2.000%, 05/31/2024	4,500,000	4,702,676	2.6%
2.125%, 03/31/2024	2,700,000	2,826,773	1.5%
2.625%, 06/30/2023	5,485,000	5,743,823	3.1%
2.750%, 07/31/2023	3,215,000	3,381,025	1.8%
2.875%, 11/30/2023	13,345,000	14,161,338	7.7%
		53,382,608
Federal Farm Credit Bank - 9.1%
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,792,384	5.4%
0.680%, 01/13/2027	6,000,000	5,864,806	3.2%
1.980%, 06/02/2031	1,000,000	998,095	0.5%
		16,655,285
Federal Home Loan Bank - 19.4%
0.625%, 11/27/2024	2,000,000	1,991,194	1.1%
0.650%, 02/26/2026	6,000,000	5,939,126	3.2%
0.700%, 01/28/2026	7,000,000	6,958,204	3.8%
0.900%, 02/26/2027	2,000,000	1,981,389	1.1%
1.000%, 03/23/2026	1,950,000	1,949,514	1.1%
1.375%, 02/17/2023	8,000,000	8,153,903	4.4%
1.500%, 08/15/2024	2,770,000	2,857,897	1.5%
2.875%, 09/13/2024	5,500,000	5,908,573	3.2%
		35,739,800
Federal Home Loan Mortgage Corp. - 14.7%
0.250%, 09/08/2023	2,000,000	1,998,277	1.1%
0.375%, 09/23/2025	3,060,000	3,012,104	1.6%
0.640%, 11/24/2025	2,000,000	1,985,590	1.1%
0.650%, 10/22/2025	2,000,000	1,983,706	1.1%
0.700%, 12/23/2025	2,000,000	1,982,784	1.1%
0.800%, 10/27/2026	2,000,000	1,976,896	1.1%
1.500%, 02/12/2025	6,000,000	6,190,374	3.3%
2.049%, (12 month LIBOR + 1.619%), 05/01/2045 (A)	513,192	537,806	0.3%
2.500%, 09/01/2034	2,450,559	2,562,498	1.4%
3.000%, 07/01/2030 to 12/01/2032	3,144,347	3,317,372	1.8%
3.500%, 04/01/2032	1,313,302	1,410,243	0.8%
OTHER SECURITIES		520	0.0%
		26,958,170
Federal National Mortgage Association - 19.9%
0.375%, 08/25/2025	5,000,000	4,925,933	2.7%
0.625%, 04/22/2025	4,000,000	3,995,063	2.2%
0.650%, 12/17/2025	2,000,000	1,986,940	1.1%
2.500%, 10/01/2027 to 09/01/2034	3,187,950	3,332,497	1.8%
2.875%, 09/12/2023	7,005,000	7,404,276	4.0%
3.000%, 03/01/2028 to 09/01/2034	8,524,395	9,009,799	4.9%
3.500%, 07/01/2031 to 06/01/2034	5,158,600	5,542,840	3.0%
6.500%, 01/01/2039	346,584	411,534	0.2%
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$2,188	0.0%
		36,611,070
Government National Mortgage Association - 0.0%		214	0.0%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $168,988,326)		$170,825,193
MUNICIPAL BONDS - 4.6%
City of Houston (Texas) 3.628%, 05/15/2024	$1,000,000	1,086,919	0.6%
City of Houston (Texas) 2.110%, 03/01/2025	1,000,000	1,041,240	0.6%
City of New York 3.250%, 03/01/2024	1,000,000	1,070,382	0.6%
City of New York 1.990%, 10/01/2026	1,000,000	1,040,863	0.6%
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,029,570	0.5%
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,019,873	0.5%
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,065,203	0.6%
State of California 2.375%, 10/01/2026	1,000,000	1,060,917	0.6%
TOTAL MUNICIPAL BONDS (Cost $8,140,098)		$8,414,967
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Federal Home Loan Mortgage Corp. - 0.4%
Series K030, Class X1 IO, 0.385%, 04/25/2023	128,059,572	319,854	0.2%
OTHER SECURITIES		364,722	0.2%
		684,576
Government National Mortgage Association - 0.9%		1,644,516	0.9%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,984,521)		$2,329,092
SHORT-TERM INVESTMENTS - 0.9%
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $1,666,000 on 7-1-21, collateralized by $1,730,300 U.S. Treasury Notes, 0.375% due 11-30-25 (valued at $1,699,403)	1,666,000	1,666,000	0.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,666,000)		$1,666,000
Total Investments (Short Term Government Income Trust) (Cost $181,778,945) - 99.7%		$183,235,252	99.7%
Other assets and liabilities, net - 0.3%		622,640	0.3%
TOTAL NET ASSETS - 100.0%		$183,857,892	100.0%
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Treasury Bonds - 3.4%
2.000%, 02/15/2050		$1,800,000	$1,768,359	0.4%
3.000%, 02/15/2049		6,200,000	7,422,771	1.6%
4.375%, 02/15/2038		3,920,000	5,395,972	1.2%
OTHER SECURITIES			1,120,424	0.2%
			15,707,526
U.S. Treasury Inflation Protected Securities - 0.6%
0.125%, 01/15/2030		2,282,918	2,505,829	0.6%
			2,505,829
U.S. Treasury Notes - 0.8%			3,830,449	0.8%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,013,749)			$22,043,804
FOREIGN GOVERNMENT OBLIGATIONS - 19.8%
Australia - 0.9%			4,144,837	0.9%
Austria - 0.3%			1,379,373	0.3%
Brazil - 1.0%
Federative Republic of Brazil 10.000% 01/01/2023 to 01/01/2025	BRL	20,880,000	4,400,435	1.0%
Canada - 3.0%
Province of Ontario 1.350%, 12/02/2030	CAD	8,165,000	6,232,235	1.4%
OTHER SECURITIES			7,622,052	1.6%
			13,854,287
China - 0.9%
People's Republic of China 1.990%, 04/09/2025	CNY	12,420,000	1,859,338	0.4%
People's Republic of China 2.880%, 11/05/2023		14,670,000	2,278,083	0.5%
			4,137,421
Colombia - 0.9%			4,076,925	0.9%
Greece - 0.8%			3,567,819	0.8%
India - 0.1%			663,028	0.1%
Indonesia - 2.8%
Republic of Indonesia 6.500%, 06/15/2025	IDR	27,798,000,000	2,009,743	0.4%
OTHER SECURITIES			10,954,338	2.4%
			12,964,081
Ireland - 0.3%			1,374,961	0.3%
Italy - 0.6%
Republic of Italy 1.850%, 07/01/2025 (A)	EUR	1,710,000	2,179,459	0.5%
OTHER SECURITIES			731,756	0.1%
			2,911,215
Japan - 0.9%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	4,068,272	0.9%
Malaysia - 1.3%			5,832,780	1.3%
Mexico - 1.1%
Government of Mexico 7.500%, 06/03/2027	MXN	44,140,000	2,307,707	0.5%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico 7.750%, 05/29/2031	MXN	32,570,000	$1,724,638	0.4%
OTHER SECURITIES			1,175,916	0.2%
			5,208,261
New Zealand - 0.1%			350,040	0.1%
Norway - 0.8%
Kingdom of Norway 2.000%, 05/24/2023 (A)	NOK	30,260,000	3,603,678	0.8%
Philippines - 0.6%
Republic of the Philippines 0.875%, 05/17/2027	EUR	1,465,000	1,766,963	0.4%
OTHER SECURITIES			1,051,618	0.2%
			2,818,581
Portugal - 1.2%
Republic of Portugal 0.475%, 10/18/2030 (A)		2,270,000	2,741,770	0.6%
Republic of Portugal 5.125%, 10/15/2024 (A)		$1,905,000	2,161,985	0.5%
OTHER SECURITIES			542,228	0.1%
			5,445,983
Qatar - 0.3%			1,459,849	0.3%
Singapore - 0.4%			1,629,773	0.4%
Spain - 0.5%			2,137,604	0.5%
Sweden - 0.3%			1,146,148	0.3%
United Arab Emirates - 0.5%			2,232,524	0.5%
United Kingdom - 0.2%			1,112,646	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $89,825,550)			$90,520,521
CORPORATE BONDS - 58.5%
Communication services - 8.5%
Netflix, Inc. 3.625%, 06/15/2025 (A)		1,920,000	2,061,773	0.4%
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,701,850	0.4%
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,809,649	0.4%
OTHER SECURITIES			33,378,272	7.3%
			38,951,544
Consumer discretionary - 6.1%
New Red Finance, Inc. 4.000%, 10/15/2030 (A)		2,124,000	2,054,970	0.4%
Yum! Brands, Inc. 3.625%, 03/15/2031		1,795,000	1,786,025	0.4%
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		2,173,000	2,352,294	0.5%
OTHER SECURITIES			21,610,219	4.8%
			27,803,508
Consumer staples - 3.5%
Kraft Heinz Foods Company 4.250%, 03/01/2031		1,525,000	1,732,383	0.4%
Kraft Heinz Foods Company 6.875%, 01/26/2039		1,220,000	1,752,420	0.4%
Post Holdings, Inc. 5.750%, 03/01/2027 (A)		1,955,000	2,045,419	0.4%
OTHER SECURITIES			10,563,532	2.3%
			16,093,754
Energy - 6.3%
Cenovus Energy, Inc. 6.750%, 11/15/2039		2,136,000	2,899,284	0.6%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc. 5.750%, 01/15/2031 (A)		$2,205,000	$2,640,488	0.6%
EQT Corp. 3.625%, 05/15/2031 (A)		2,235,000	2,329,988	0.5%
OTHER SECURITIES			21,099,570	4.6%
			28,969,330
Financials - 11.8%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,458,121	0.5%
MSCI, Inc. 3.625% 09/01/2030 to 11/01/2031 (A)		2,374,000	2,430,361	0.5%
Popular, Inc. 6.125%, 09/14/2023		1,625,000	1,753,375	0.4%
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,696,049	1,813,935	0.4%
U.S. Bancorp 0.850%, 06/07/2024	EUR	2,560,000	3,118,846	0.7%
OTHER SECURITIES			42,171,261	9.3%
			53,745,899
Health care - 5.0%
Centene Corp. 3.000%, 10/15/2030		$1,795,000	1,843,968	0.4%
Centene Corp. 3.375%, 02/15/2030		1,765,000	1,844,990	0.4%
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,946,863	0.4%
HCA, Inc. 3.500%, 09/01/2030		$2,943,000	3,135,384	0.7%
OTHER SECURITIES			13,819,735	3.1%
			22,590,940
Industrials - 6.1%
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		2,762,000	3,070,675	0.7%
The Boeing Company 5.150%, 05/01/2030		2,625,000	3,108,407	0.7%
OTHER SECURITIES			21,821,818	4.7%
			28,000,900
Information technology - 1.7%			7,834,725	1.7%
Materials - 6.0%
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (A)		3,053,000	3,266,191	0.7%
Freeport-McMoRan, Inc. 5.450%, 03/15/2043		1,905,000	2,328,520	0.5%
OTHER SECURITIES			21,643,280	4.8%
			27,237,991
Real estate - 1.3%
SBA Communications Corp. 3.875%, 02/15/2027		1,900,000	1,951,120	0.4%
OTHER SECURITIES			3,872,352	0.9%
			5,823,472
Utilities - 2.2%
FirstEnergy Corp. 7.375%, 11/15/2031		1,355,000	1,855,686	0.4%
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Utilities (continued)
OTHER SECURITIES		$8,009,047	1.8%
		9,864,733
TOTAL CORPORATE BONDS (Cost $257,588,737)		$266,916,796
CONVERTIBLE BONDS - 3.1%
Communication services - 0.8%		3,777,669	0.8%
Consumer discretionary - 0.5%		2,321,737	0.5%
Energy - 0.2%		1,138,246	0.2%
Industrials - 1.4%
American Airlines Group, Inc. 6.500%, 07/01/2025	$1,395,000	2,186,663	0.5%
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025 (A)	1,965,000	1,992,510	0.4%
OTHER SECURITIES		2,159,853	0.5%
		6,339,026
Information technology - 0.2%		755,300	0.2%
TOTAL CONVERTIBLE BONDS (Cost $12,979,341)		$14,331,978
CAPITAL PREFERRED SECURITIES - 0.3%
Financials - 0.3%		1,307,790	0.3%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,152,158)		$1,307,790
TERM LOANS (B) - 3.0%
Consumer discretionary - 1.0%		4,572,536	1.0%
Health care - 0.9%
ICON Luxembourg Sarl, Term Loan B 06/16/2028 TBD (C)	2,401,140	2,404,526	0.5%
OTHER SECURITIES		1,595,673	0.4%
		4,000,199
Industrials - 0.4%		1,915,778	0.4%
Information technology - 0.5%
Dell International LLC, 2021 Term Loan B 09/19/2025 TBD (C)	2,376,000	2,374,931	0.5%
Materials - 0.2%		570,952	0.2%
TOTAL TERM LOANS (Cost $13,440,187)		$13,434,396
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Commercial and residential - 0.6%		2,751,722	0.6%
Federal Home Loan Mortgage Corp. - 0.0%		144,120	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,689,330)		$2,895,842
ASSET BACKED SECURITIES - 1.5%		6,660,552	1.5%
TOTAL ASSET BACKED SECURITIES (Cost $6,403,523)		$6,660,552
COMMON STOCKS - 3.2%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.3%		1,224,582	0.3%
Financials - 1.2%		5,563,457	1.2%
Industrials - 0.7%
The Boeing Company (D)	8,021	1,921,511	0.4%
OTHER SECURITIES		1,074,103	0.3%
		2,995,614

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate - 0.4%		$1,748,704	0.4%
Utilities - 0.6%
Dominion Energy, Inc.	18,000	1,748,340	0.4%
OTHER SECURITIES		1,246,413	0.2%
		2,994,753
TOTAL COMMON STOCKS (Cost $14,811,050)		$14,527,110
PREFERRED SECURITIES - 3.2%
Communication services - 0.1%		598,538	0.1%
Financials - 0.5%		2,139,180	0.5%
Health care - 0.3%		1,605,792	0.3%
Industrials - 0.3%		1,255,592	0.3%
Information technology - 0.4%		1,663,547	0.4%
Utilities - 1.6%		7,597,154	1.6%
TOTAL PREFERRED SECURITIES (Cost $13,926,538)		$14,859,803
PURCHASED OPTIONS - 0.0%
Puts - 0.0%		52,389	0.0%
TOTAL PURCHASED OPTIONS (Cost $142,384)		$52,389
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.0324% (E)(F)	341,886	3,420,435	0.8%
Repurchase agreement - 2.7%
Repurchase Agreement with State Street Corp. dated 6-30-21 at 0.000% to be repurchased at $12,414,000 on 7-1-21, collateralized by $12,654,200 U.S. Treasury Notes, 0.099% due 1-31-23 (valued at $12,662,308)	$12,414,000	12,414,000	2.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $15,834,553)		$15,834,435
Total Investments (Strategic Income Opportunities Trust) (Cost $448,807,100) - 101.5%		$463,385,416	101.5%
Other assets and liabilities, net - (1.5)%		(6,746,867)	(1.5%)
TOTAL NET ASSETS - 100.0%		$456,638,549	100.0%
Strategic Income Opportunities Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $176,687,392 or 38.7% of the fund's net assets as of 6-30-21.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(D)	Non-income producing security.
(E)	The rate shown is the annualized seven-day yield as of 6-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	27	Long	Sep 2021	$4,817,824	$4,847,445	$29,621
10-Year U.S. Treasury Note Futures	96	Short	Sep 2021	(12,654,115)	(12,720,000)	(65,885)
Euro-Buxl Futures	4	Short	Sep 2021	(962,647)	(963,967)	(1,320)
German Euro BUND Futures	33	Short	Sep 2021	(6,720,073)	(6,754,187)	(34,114)
U.S. Treasury Long Bond Futures	442	Short	Sep 2021	(69,007,363)	(71,051,500)	(2,044,137)
Ultra U.S. Treasury Bond Futures	7	Short	Sep 2021	(1,012,364)	(1,030,422)	(18,058)
						$(2,133,893)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	2,472,179	GBP	1,441,250	MSCS	9/15/2021	$258	—
CAD	2,464,235	GBP	1,441,250	RBC	9/15/2021	—	$(6,150)
CAD	1,475,000	JPY	132,702,800	ANZ	9/15/2021	—	(5,385)
CAD	1,475,000	JPY	132,297,323	RBC	9/15/2021	—	(1,733)
CAD	3,528,035	USD	2,880,000	CITI	9/15/2021	—	(33,985)
CAD	3,568,435	USD	2,880,500	GSI	9/15/2021	—	(1,894)
CAD	3,568,209	USD	2,882,500	HUS	9/15/2021	—	(4,076)
CAD	9,112,637	USD	7,390,534	JPM	9/15/2021	—	(39,499)
CAD	3,549,538	USD	2,877,500	MSCS	9/15/2021	—	(14,138)
CAD	1,765,175	USD	1,440,000	RBC	9/15/2021	—	(16,058)
EUR	6,700,851	CAD	9,882,730	RBC	9/15/2021	—	(14,629)
EUR	2,882,020	GBP	2,479,090	SSB	9/15/2021	—	(7,339)
EUR	2,932,500	USD	3,481,877	SCB	9/15/2021	628	—
GBP	2,882,500	CAD	4,930,199	JPM	9/15/2021	10,905	—
GBP	2,485,546	EUR	2,882,020	UBS	9/15/2021	16,272	—
GBP	2,065,000	USD	2,861,726	BARC	9/15/2021	—	(4,735)
GBP	2,065,000	USD	2,915,727	SSB	9/15/2021	—	(58,736)
JPY	266,790,419	CAD	2,950,000	CIBC	9/15/2021	23,244	—
SGD	4,615,797	USD	3,440,216	BARC	9/15/2021	—	(7,667)
SGD	216,768	USD	161,240	CITI	9/15/2021	—	(40)
USD	3,080,055	AUD	4,103,949	CITI	9/15/2021	1,331	—
USD	6,040,608	BRL	30,697,025	CITI	9/15/2021	—	(75,280)
USD	755,766	BRL	3,741,798	SSB	9/15/2021	10,273	—
USD	8,642,500	CAD	10,567,184	MSCS	9/15/2021	118,102	—
USD	1,583,102	CAD	1,911,966	RBC	9/15/2021	40,746	—
USD	4,465,602	CAD	5,425,924	SSB	9/15/2021	88,586	—
USD	8,425,636	EUR	7,065,242	GSI	9/15/2021	35,274	—
USD	3,484,180	EUR	2,932,500	MSCS	9/15/2021	1,674	—
USD	4,152,160	GBP	2,984,014	CIBC	9/15/2021	23,686	—
USD	1,278,430	GBP	919,014	HUS	9/15/2021	6,947	—
USD	1,071,894	JPY	117,207,264	UBS	9/15/2021	16,215	—
USD	788,148	NZD	1,134,068	ANZ	9/15/2021	—	(4,388)
USD	736,543	NZD	1,058,464	GSI	9/15/2021	—	(3,158)
USD	2,044,840	SGD	2,743,562	HUS	9/15/2021	4,583	—
USD	2,044,840	SGD	2,745,903	JPM	9/15/2021	2,842	—
USD	2,044,840	SGD	2,744,687	MSCS	9/15/2021	3,747	—
USD	3,649,168	SGD	4,832,565	SSB	9/15/2021	55,420	—
						$460,733	$(298,890)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.22	Aug 2021	8,885,000	$124,574	$(8,523)
Euro vs. U.S. Dollar	UBS	EUR	1.19	Aug 2021	8,895,000	87,620	(58,632)
						$212,194	$(67,155)
Puts
U.S. Dollar vs. Canadian Dollar	GSI	USD	1.22	Oct 2021	7,675,000	174,069	(49,573)
						$174,069	$(49,573)
						$386,263	$(116,728)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 64.5%
U.S. Treasury Bonds - 9.8%
1.250%, 05/15/2050	$8,000,000	$6,532,188	0.9%
2.000%, 02/15/2050	3,000,000	2,947,266	0.4%
2.750%, 08/15/2047	3,000,000	3,412,500	0.4%
3.000%, 02/15/2047 to 02/15/2049	28,635,000	34,083,005	4.6%
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,316,910	0.8%
4.375%, 05/15/2041	1,830,000	2,571,079	0.3%
4.625%, 02/15/2040	5,000,000	7,177,344	1.0%
4.750%, 02/15/2041	2,000,000	2,932,891	0.4%
OTHER SECURITIES		7,200,212	1.0%
		73,173,395
U.S. Treasury Notes - 26.6%
0.125%, 10/31/2022 to 02/28/2023	16,000,000	15,989,844	2.1%
0.250%, 11/15/2023 to 10/31/2025	32,000,000	31,620,625	4.2%
0.375%, 07/31/2027	4,000,000	3,833,750	0.5%
0.500%, 10/31/2027	12,000,000	11,537,344	1.6%
0.625%, 03/31/2027 to 05/15/2030	16,000,000	15,217,422	2.1%
0.750%, 03/31/2026	4,000,000	3,982,031	0.5%
1.250%, 08/31/2024	5,000,000	5,117,969	0.7%
1.375%, 08/31/2026	5,000,000	5,118,555	0.7%
1.500%, 01/31/2027	5,000,000	5,140,039	0.7%
1.625%, 08/15/2029	8,000,000	8,182,188	1.1%
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,261,399	1.8%
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,634,680	3.9%
2.125%, 05/31/2026	3,000,000	3,181,641	0.4%
2.250%, 11/15/2027	20,595,000	22,030,214	3.0%
2.375%, 05/15/2029	5,000,000	5,395,508	0.7%
2.625%, 02/28/2023	3,000,000	3,121,055	0.4%
2.750%, 04/30/2023	3,500,000	3,660,645	0.5%
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,206,774	1.4%
OTHER SECURITIES		2,191,094	0.3%
		198,422,777
Federal Home Loan Bank - 0.3%		2,485,868	0.3%
Federal Home Loan Mortgage Corp. - 4.0%
2.500%, 04/01/2031 to 08/01/2050	5,501,649	5,703,942	0.8%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, 07/01/2032 to 08/01/2046	$5,066,716	$5,369,956	0.7%
3.500%, 12/01/2025 to 06/01/2048	4,068,867	4,343,509	0.7%
4.500%, 05/01/2024 to 11/01/2048	3,141,869	3,417,592	0.4%
OTHER SECURITIES		10,689,039	1.4%
		29,524,038
Federal National Mortgage Association - 17.6%
2.000%, 02/01/2035 to 11/01/2050	13,037,127	13,257,919	1.8%
2.000%, TBA (A)	16,700,000	16,873,770	2.3%
2.500%, 05/01/2028 to 11/01/2050	15,826,755	16,400,532	2.2%
2.500%, TBA (A)	4,000,000	4,171,252	0.6%
3.000%, 01/01/2027 to 12/01/2049	13,492,834	14,261,468	2.1%
3.000%, TBA (A)	16,400,000	17,097,003	2.3%
3.500%, 12/01/2025 to 10/01/2049	13,153,927	14,018,584	1.9%
3.500%, TBA (A)	8,000,000	8,419,996	1.1%
4.000%, 03/01/2024 to 09/01/2049	11,931,846	12,802,739	1.8%
4.500%, 08/01/2024 to 09/01/2048	2,575,976	2,828,632	0.3%
OTHER SECURITIES		11,238,685	1.2%
		131,370,580
Government National Mortgage Association - 6.2%
2.500%, TBA (A)	8,000,000	8,279,233	1.1%
3.000%, 08/15/2043 to 08/20/2050	8,137,745	8,568,520	1.1%
3.000%, TBA (A)	5,000,000	5,206,743	0.7%
3.500%, 04/15/2042 to 04/20/2050	8,407,671	8,984,667	1.3%
3.500%, TBA (A)	2,800,000	2,926,962	0.4%
4.000%, 11/15/2026 to 08/20/2048	4,761,231	5,125,725	0.7%
4.500%, 06/15/2023 to 04/20/2050	2,555,210	2,769,980	0.5%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
OTHER SECURITIES		$4,049,118	0.4%
		45,910,948
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $463,814,695)		$480,887,606
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Brazil - 0.2%		1,739,574	0.2%
Canada - 0.2%		1,506,055	0.2%
Israel - 0.1%		506,356	0.1%
Italy - 0.0%		339,720	0.0%
Japan - 0.1%		843,323	0.1%
Mexico - 0.2%		1,165,662	0.2%
Panama - 0.1%		501,905	0.1%
Peru - 0.0%		344,065	0.0%
Turkey - 0.1%		777,615	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,389,898)		$7,724,275
CORPORATE BONDS - 28.9%
Communication services - 2.7%		20,182,465	2.7%
Consumer discretionary - 1.7%		12,814,779	1.7%
Consumer staples - 1.6%		11,858,888	1.6%
Energy - 2.5%		18,539,355	2.5%
Financials - 7.3%		54,430,578	7.3%
Health care - 3.8%		28,438,881	3.8%
Industrials - 2.9%		21,406,401	2.9%
Information technology - 2.6%		18,932,917	2.6%
Materials - 0.9%		6,761,050	0.9%
Real estate - 0.6%		4,527,571	0.6%
Utilities - 2.3%		17,085,108	2.3%
TOTAL CORPORATE BONDS (Cost $196,625,485)		$214,977,993
MUNICIPAL BONDS - 0.7%		4,874,874	0.7%
TOTAL MUNICIPAL BONDS (Cost $3,741,630)		$4,874,874
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Commercial and residential - 2.1%
GS Mortgage Securities Trust Series 2016-GS4, Class A3, 3.178%, 11/10/2049	$3,000,000	3,161,885	0.4%
GS Mortgage Securities Trust Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,284,152	0.4%
OTHER SECURITIES		9,356,851	1.3%
		15,802,888
Federal Home Loan Mortgage Corp. - 0.3%		2,279,491	0.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,556,718)		$18,082,379
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 0.0%
Energy - 0.0%		$940	0.0%
TOTAL COMMON STOCKS (Cost $508)		$940
WARRANTS - 0.0%		2,379	0.0%
TOTAL WARRANTS (Cost $696)		$2,379
SHORT-TERM INVESTMENTS - 11.4%
Short-term funds - 11.4%
John Hancock Collateral Trust, 0.0324% (B)(C)	397,568	3,977,512	0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	80,575,403	80,575,403	10.8%
		84,552,915
TOTAL SHORT-TERM INVESTMENTS (Cost $84,553,035)		$84,552,915
Total Investments (Total Bond Market Trust) (Cost $773,682,665) - 108.9%		$811,103,361	108.9%
Other assets and liabilities, net - (8.9)%		(66,019,603)	(8.9%)
TOTAL NET ASSETS - 100.0%		$745,083,758	100.0%
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp. - 0.4%		$1,025,760	0.4%
Federal National Mortgage Association - 0.5%		1,579,301	0.5%
Government National Mortgage Association - 0.1%		247,980	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,862,952)		$2,853,041
CORPORATE BONDS - 51.7%
Communication services - 2.9%
AT&T, Inc. 3.000%, 06/30/2022	$3,200,000	3,272,095	1.1%
Verizon Communications, Inc. 0.750%, 03/22/2024	3,000,000	3,012,893	1.1%
OTHER SECURITIES		2,070,578	0.7%
		8,355,566
Consumer discretionary - 4.3%
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,104,512	1.1%
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (A)	3,000,000	3,132,656	1.1%
OTHER SECURITIES		6,070,453	2.1%
		12,307,621

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer staples - 1.0%
The Kroger Company 2.800%, 08/01/2022	$2,791,000	$2,858,377	1.0%
Energy - 3.3%
Energy Transfer Operating LP 4.500%, 11/01/2023	3,000,000	3,219,715	1.1%
Halliburton Company 3.250%, 11/15/2021	3,000,000	3,010,353	1.1%
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,247,615	1.1%
		9,477,683
Financials - 25.5%
Alexander Funding Trust 1.841%, 11/15/2023 (A)	3,000,000	3,054,802	1.1%
Athene Global Funding 0.950%, 01/08/2024 (A)	3,000,000	3,002,406	1.0%
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,431,164	1.2%
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 2.876%, 07/24/2023	3,000,000	3,077,024	1.1%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,121,745	1.1%
Five Corners Funding Trust 4.419%, 11/15/2023 (A)	3,000,000	3,270,569	1.1%
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 1.514%, 06/01/2024	5,000,000	5,098,582	1.8%
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (A)	3,000,000	3,050,020	1.1%
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 3.737%, 04/24/2024	3,000,000	3,172,817	1.1%
NatWest Markets PLC 3.625%, 09/29/2022 (A)	5,000,000	5,200,117	1.8%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,204,362	1.1%
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,195,125	1.1%
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,075,714	1.1%
Truist Bank 2.625%, 01/15/2022	3,000,000	3,033,128	1.1%
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	3,226,348	1.1%
OTHER SECURITIES		22,027,550	7.6%
		73,241,473
Health care - 3.5%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,049,000	1.1%
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,998,461	1.0%
OTHER SECURITIES		4,019,116	1.4%
		10,066,577
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials - 3.1%
CNH Industrial Capital LLC 4.375%, 04/05/2022	$2,500,000	$2,571,733	0.9%
OTHER SECURITIES		6,197,201	2.2%
		8,768,934
Information technology - 4.0%
IBM Corp. 2.850%, 05/13/2022	2,835,000	2,900,099	1.0%
NXP BV 4.875%, 03/01/2024 (A)	3,000,000	3,302,406	1.2%
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,100,572	1.1%
OTHER SECURITIES		2,086,950	0.7%
		11,390,027
Materials - 2.1%
Georgia-Pacific LLC 0.625%, 05/15/2024 (A)	3,000,000	2,987,676	1.1%
Graphic Packaging International LLC 0.821%, 04/15/2024 (A)	3,000,000	2,977,798	1.0%
		5,965,474
Utilities - 2.0%		5,857,699	2.0%
TOTAL CORPORATE BONDS (Cost $147,053,541)		$148,289,431
MUNICIPAL BONDS - 0.7%		2,025,452	0.7%
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,025,452
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Commercial and residential - 0.8%		2,319,687	0.8%
Federal National Mortgage Association - 0.3%		698,151	0.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,999,366)		$3,017,838
ASSET BACKED SECURITIES - 11.5%
Ally Auto Receivables Trust Series 2019-4, Class A3, 1.840%, 06/17/2024	2,706,250	2,730,788	1.0%
American Tower Trust Series 2013, Class 2A, 3.070%, 03/15/2048 (A)	2,500,000	2,512,161	0.9%
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4, 2.890%, 06/17/2024	3,477,424	3,510,776	1.2%
Nissan Auto Receivables Owner Trust Series 2019-B, Class A3, 2.500%, 11/15/2023	2,172,061	2,201,690	0.8%
OTHER SECURITIES		22,086,415	7.6%
TOTAL ASSET BACKED SECURITIES (Cost $33,269,310)		$33,041,830
SHORT-TERM INVESTMENTS - 33.3%
Commercial paper - 13.8%
Apple, Inc., 0.020%, 09/08/2021 *	3,000,000	2,999,749	1.0%
Chariot Acquisition LLC, 0.070%, 09/13/2021 *	3,000,000	2,999,438	1.0%
Cooperative Centrale, 0.050%, 08/03/2021 *	3,000,000	2,999,802	1.0%
Lime Funding LLC, 0.110%, 07/21/2021 *	3,000,000	2,999,843	1.0%

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
Manhattan Asset Funding Company LLC, 0.080%, 08/24/2021 *	$3,000,000	$2,999,510	1.0%
MUFG Bank, Ltd., 0.050%, 07/20/2021 *	3,000,000	2,999,893	1.1%
National Rural Utilities Cooperative Finance Corp., 0.070%, 07/01/2021 *	3,000,000	2,999,994	1.1%
Novartis AG, 0.020%, 07/30/2021 *	3,000,000	2,999,850	1.0%
Salt River Project Agricultural Improvement & Power District, 0.070%, 08/17/2021 *	3,000,000	2,999,633	1.0%
The University of Chicago, 0.030%, 07/15/2021 *	3,000,000	2,999,928	1.1%
OTHER SECURITIES		9,549,028	3.5%
		39,546,668
U.S. Government - 16.4%
U.S. Treasury Bill, 0.009%, 07/08/2021 *	13,000,000	12,999,902	4.5%
U.S. Treasury Bill, 0.041%, 07/22/2021 *	11,000,000	10,999,694	3.9%
U.S. Treasury Bill, 0.048%, 08/10/2021 *	15,000,000	14,999,204	5.2%
U.S. Treasury Bill, 0.050%, 08/24/2021 *	8,000,000	7,999,460	2.8%
		46,998,260
Short-term funds - 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	8,816,874	8,816,874	3.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $95,362,860)		$95,361,802
Total Investments (Ultra Short Term Bond Trust) (Cost $283,548,029) - 99.3%		$284,589,394	99.3%
Other assets and liabilities, net - 0.7%		2,052,150	0.7%
TOTAL NET ASSETS - 100.0%		$286,641,544	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $53,427,039 or 18.6% of the fund's net assets as of 6-30-21.
(B)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-21:
High Yield Trust
United States	81.5%
Cayman Islands	6.0%
Canada	3.8%
United Kingdom	1.5%
Luxembourg	1.1%
Other countries	6.1%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	88.2%
Cayman Islands	3.2%
Mexico	1.0%
Other countries	7.6%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	55.8%
Canada	6.8%
Indonesia	3.6%
Luxembourg	3.5%
United Kingdom	2.4%
Supranational	1.8%
France	1.7%
Mexico	1.6%
Australia	1.6%
Brazil	1.6%
Other countries	19.6%
TOTAL	100.0%
Ultra Short Term Bond Trust
United States	89.8%
United Kingdom	3.3%
Netherlands	1.9%
Canada	1.8%
Guernsey, Channel Islands	1.1%
Other countries	2.1%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$794,618,666	$1,117,183,956	$209,776,854	$365,014,433
Affiliated investments, at value	3,411,275	1,639,149	3,452,532	611,242
Repurchase agreements, at value	9,688,000	—	—	5,700,000
Total investments, at value	807,717,941	1,118,823,105	213,229,386	371,325,675
Receivable for centrally cleared swaps	—	—	698,903	—
Unrealized appreciation on forward foreign currency contracts	—	—	3,780	177,309
Cash	1,236,635	761,200	79,248	49,737
Foreign currency, at value	—	—	46,979	—
Collateral held at broker for futures contracts	—	—	114,141	—
Collateral segregated at custodian for OTC derivative contracts	—	—	40,000	60,000
Dividends and interest receivable	4,870,243	3,564,829	2,767,717	1,464,889
Receivable for fund shares sold	3,680,048	42,229	1,030,128	3,407,309
Receivable for investments sold	529,844	24,022,853	918,444	203,505
Receivable for delayed delivery securities sold	—	76,480,395	—	24,124,052
Receivable for securities lending income	1,386	185	4,307	651
Other assets	21,667	29,712	8,358	9,481
Total assets	818,057,764	1,223,724,508	218,941,391	400,822,608
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	2,850	10,053
Written options, at value	—	—	—	96,399
Swap contracts, at value	—	—	—	935,409
Payable for centrally cleared swaps	—	—	—	33,293
Payable for futures variation margin	—	—	13,076	164,949
Payable for collateral on sale commitments	—	30,000	—	—
Payable for investments purchased	1,514,995	26,731,351	4,122,587	4,362,511
Payable for delayed delivery securities purchased	77,085,558	160,112,368	—	122,003,841
Payable for fund shares repurchased	—	145,012	2,192	—
Payable upon return of securities loaned	3,400,955	1,645,625	3,456,328	609,048
Payable to affiliates
Accounting and legal services fees	30,092	42,850	8,361	11,251
Other liabilities and accrued expenses	143,596	157,566	85,459	105,286
Total liabilities	82,175,196	188,864,772	7,690,853	128,332,040
Net assets	$735,882,568	$1,034,859,736	$211,250,538	$272,490,568
Net assets consist of
Paid-in capital	$674,560,708	$973,303,398	$267,401,943	$251,765,587
Total distributable earnings (loss)	61,321,860	61,556,338	(56,151,405)	20,724,981
Net assets	$735,882,568	$1,034,859,736	$211,250,538	$272,490,568
Unaffiliated investments, including repurchase agreements, at cost	$772,071,619	$1,110,009,955	$214,217,551	$363,090,511
Affiliated investments, at cost	$3,411,360	$1,639,157	$3,452,616	$611,256
Foreign currency, at cost	—	—	$45,259	—
Premiums received on written options	—	—	—	$179,120
Net unamortized upfront payment on OTC swaps	—	—	—	$(290,782)
Securities loaned, at value	$3,321,238	$1,607,286	$3,369,747	$560,534
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$35,038,225	$88,165,930	$65,822,898	$138,515,124
Shares outstanding	3,411,438	6,303,432	11,984,593	11,529,103
Net asset value, offering price and redemption price per share	$10.27	$13.99	$5.49	$12.01
Series II
Net assets	$152,717,163	$80,809,177	$52,110,630	$77,138,268
Shares outstanding	14,855,010	5,790,246	9,255,909	6,423,133
Net asset value, offering price and redemption price per share	$10.28	$13.96	$5.63	$12.01
Series NAV
Net assets	$548,127,180	$865,884,629	$93,317,010	$56,837,176
Shares outstanding	53,318,646	62,185,936	17,288,384	4,747,474
Net asset value, offering price and redemption price per share	$10.28	$13.92	$5.40	$11.97
The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$2,111,852,388	$207,518,828	$7,933,552,974	$181,569,252
Affiliated investments, at value	—	—	13,419,808	—
Repurchase agreements, at value	16,900,000	—	366,701,000	1,666,000
Total investments, at value	2,128,752,388	207,518,828	8,313,673,782	183,235,252
Swap contracts, at value	—	1,722,933	—	—
Receivable for centrally cleared swaps	—	1,502,104	—	—
Unrealized appreciation on forward foreign currency contracts	—	703,152	—	—
Cash	51,949	420,196	284	704
Foreign currency, at value	—	512,497	—	—
Collateral held at broker for futures contracts	—	1,340,000	—	—
Collateral segregated at custodian for OTC derivative contracts	—	517,000	—	—
Dividends and interest receivable	1,275,481	1,613,547	41,537,194	703,788
Receivable for fund shares sold	2,035,159	935,300	14,657,948	—
Receivable for investments sold	—	1,403,621	35,586,164	—
Receivable for securities lending income	—	—	3,178	—
Receivable from affiliates	14,687	584	161	—
Other assets	50,437	9,969	217,832	8,657
Total assets	2,132,180,101	218,199,731	8,405,676,543	183,948,401
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	615,061	—	—
Swap contracts, at value	—	2,133,503	—	—
Payable for futures variation margin	—	49,044	—	—
Payable for collateral on OTC derivatives	—	960,000	—	—
Payable for investments purchased	—	3,200,771	88,666,212	—
Payable for delayed delivery securities purchased	—	555,688	256,288,114	—
Payable for fund shares repurchased	3,104,340	78,709	3,147,193	7,606
Payable upon return of securities loaned	—	—	13,385,881	—
Payable to affiliates
Accounting and legal services fees	90,494	8,519	331,973	7,714
Other liabilities and accrued expenses	306,307	170,614	867,132	75,189
Total liabilities	3,501,141	7,771,909	362,686,505	90,509
Net assets	$2,128,678,960	$210,427,822	$8,042,990,038	$183,857,892
Net assets consist of
Paid-in capital	$2,128,628,534	$194,283,375	$7,613,777,621	$205,541,771
Total distributable earnings (loss)	50,426	16,144,447	429,212,417	(21,683,879)
Net assets	$2,128,678,960	$210,427,822	$8,042,990,038	$183,857,892
Unaffiliated investments, including repurchase agreements, at cost	$2,128,752,388	$206,019,301	$8,091,120,817	$181,778,945
Affiliated investments, at cost	—	—	$13,420,269	—
Foreign currency, at cost	—	$511,870	—	—
Net unamortized upfront payment on OTC swaps	—	$(620,022)	—	—
Collateral held at broker for centrally cleared swaps	—	$1,575,000	—	—
Securities loaned, at value	—	—	$13,119,110	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,587,828,397	$31,703,567	$179,601,345	$32,190,750
Shares outstanding	1,587,841,665	2,360,684	12,432,291	2,637,880
Net asset value, offering price and redemption price per share	$1.00	$13.43	$14.45	$12.20
Series II
Net assets	$87,900,209	$58,561,497	$424,402,709	$21,792,857
Shares outstanding	87,879,852	4,434,986	29,370,684	1,786,623
Net asset value, offering price and redemption price per share	$1.00	$13.20	$14.45	$12.20
Series NAV
Net assets	$452,950,354	$120,162,758	$7,438,985,984	$129,874,285
Shares outstanding	452,946,236	8,980,969	515,139,417	10,642,293
Net asset value, offering price and redemption price per share	$1.00	$13.38	$14.44	$12.20
The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$447,550,981	$807,125,849	$284,589,394
Affiliated investments, at value	3,420,435	3,977,512	—
Repurchase agreements, at value	12,414,000	—	—
Total investments, at value	463,385,416	811,103,361	284,589,394
Unrealized appreciation on forward foreign currency contracts	460,733	—	—
Cash	4,686	264,527	158,641
Foreign currency, at value	766,652	—	—
Collateral held at broker for futures contracts	2,586,000	—	—
Collateral segregated at custodian for OTC derivative contracts	10,000	—	—
Dividends and interest receivable	4,323,804	3,672,354	1,267,008
Receivable for fund shares sold	615,605	2,128,082	760,116
Receivable for investments sold	1,346,495	—	—
Receivable for securities lending income	950	1,163	255
Receivable from affiliates	—	7,544	—
Other assets	15,294	21,568	10,457
Total assets	473,515,635	817,198,599	286,785,871
Liabilities
Unrealized depreciation on forward foreign currency contracts	298,890	—	—
Written options, at value	116,728	—	—
Payable for futures variation margin	310,857	—	—
Payable for investments purchased	11,903,396	1,655	—
Payable for delayed delivery securities purchased	—	67,305,813	—
Payable for fund shares repurchased	672,067	705,818	57,117
Payable upon return of securities loaned	3,421,310	3,950,812	—
Payable to affiliates
Accounting and legal services fees	19,031	30,716	12,499
Other liabilities and accrued expenses	134,807	120,027	74,711
Total liabilities	16,877,086	72,114,841	144,327
Net assets	$456,638,549	$745,083,758	$286,641,544
Net assets consist of
Paid-in capital	$424,502,690	$702,889,313	$305,173,352
Total distributable earnings (loss)	32,135,859	42,194,445	(18,531,808)
Net assets	$456,638,549	$745,083,758	$286,641,544
Unaffiliated investments, including repurchase agreements, at cost	$445,386,547	$769,705,033	$283,548,029
Affiliated investments, at cost	$3,420,553	$3,977,632	—
Foreign currency, at cost	$772,798	—	—
Premiums received on written options	$386,263	—	—
Securities loaned, at value	$3,348,590	$3,847,934	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$321,702,918	$354,775,439	$12,798,940
Shares outstanding	21,987,331	33,173,995	1,116,920
Net asset value, offering price and redemption price per share	$14.63	$10.69	$11.46
Series II
Net assets	$43,136,122	$67,224,730	$237,285,264
Shares outstanding	2,943,364	6,283,813	20,729,960
Net asset value, offering price and redemption price per share	$14.66	$10.70	$11.45
Series NAV
Net assets	$91,799,509	$323,083,589	$36,557,340
Shares outstanding	6,292,513	30,213,368	3,188,603
Net asset value, offering price and redemption price per share	$14.59	$10.69	$11.47
The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$11,138,395	$7,502,038	$5,616,592	$3,431,339
Dividends from unaffiliated investments	41,738	—	76,551	—
Securities lending	7,347	4,409	11,807	3,706
Less foreign taxes withheld	—	—	(44)	—
Total investment income	11,187,480	7,506,447	5,704,906	3,435,045
Expenses
Investment management fees	2,175,676	2,914,646	690,219	794,227
Distribution and service fees	193,827	123,570	75,063	130,484
Accounting and legal services fees	47,356	67,483	13,084	17,547
Trustees' fees	7,256	10,218	2,033	2,680
Custodian fees	57,559	63,842	18,779	34,967
Printing and postage	10,498	11,715	7,110	7,526
Professional fees	37,020	40,826	42,598	43,694
Other	29,425	23,815	8,543	10,504
Total expenses	2,558,617	3,256,115	857,429	1,041,629
Less expense reductions	(31,603)	(44,683)	(8,599)	(11,543)
Net expenses	2,527,014	3,211,432	848,830	1,030,086
Net investment income	8,660,466	4,295,015	4,856,076	2,404,959
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,063,681	(240,719)	3,898,329	613,866
Affiliated investments	(571)	(498)	(742)	(249)
Futures contracts	—	—	(106,006)	2,004,732
Forward foreign currency contracts	—	—	(6,366)	202,305
Swap contracts	—	—	118,739	105,687
	3,063,110	(241,217)	3,903,954	2,926,341
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(16,624,431)	(22,198,707)	(346,886)	(8,585,478)
Affiliated investments	113	202	124	106
Futures contracts	—	—	(38,579)	(857,309)
Forward foreign currency contracts	—	—	(11,944)	227,888
Written options	—	—	—	82,721
Swap contracts	—	—	(50,023)	361,107
	(16,624,318)	(22,198,505)	(447,308)	(8,770,965)
Net realized and unrealized gain (loss)	(13,561,208)	(22,439,722)	3,456,646	(5,844,624)
Increase (decrease) in net assets from operations	$(4,900,742)	$(18,144,707)	$8,312,722	$(3,439,665)
The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$913,211	$3,762,670	$102,684,495	$1,701,875
Dividends from unaffiliated investments	—	148,769	262,730	—
Securities lending	—	189	—	1,443
Less foreign taxes withheld	—	(96,699)	(4,285)	—
Total investment income	913,211	3,814,929	102,942,940	1,703,318
Expenses
Investment management fees	3,958,823	645,705	22,255,272	539,431
Distribution and service fees	543,222	79,980	565,532	42,009
Accounting and legal services fees	141,224	13,273	522,428	12,308
Trustees' fees	22,515	2,041	76,556	1,985
Custodian fees	159,447	54,058	415,671	16,881
Printing and postage	21,833	8,672	51,812	7,031
Professional fees	40,602	61,341	102,431	37,317
Other	31,872	14,677	132,217	9,251
Total expenses	4,919,538	879,747	24,121,919	666,213
Less expense reductions	(4,082,358)	(29,117)	(1,159,290)	(8,245)
Net expenses	837,180	850,630	22,962,629	657,968
Net investment income	76,031	2,964,299	79,980,311	1,045,350
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	564	1,554,820	32,630,742	281,680
Affiliated investments	—	(47)	(5,451)	—
Futures contracts	—	(764,848)	—	—
Forward foreign currency contracts	—	1,310,679	—	—
Swap contracts	—	1,229,850	—	—
	564	3,330,454	32,625,291	281,680
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(6,449,262)	(189,924,788)	(2,665,899)
Affiliated investments	—	5	799	—
Futures contracts	—	6,663	—	—
Forward foreign currency contracts	—	135,295	—	—
Swap contracts	—	(454,342)	—	—
	—	(6,761,641)	(189,923,989)	(2,665,899)
Net realized and unrealized gain (loss)	564	(3,431,187)	(157,298,698)	(2,384,219)
Increase (decrease) in net assets from operations	$76,595	$(466,888)	$(77,318,387)	$(1,338,869)
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$7,044,056	$7,265,085	$1,705,602
Dividends from unaffiliated investments	678,672	—	—
Securities lending	1,805	5,004	7,946
Less foreign taxes withheld	(95,414)	—	—
Total investment income	7,629,119	7,270,089	1,713,548
Expenses
Investment management fees	1,448,655	1,780,826	828,548
Distribution and service fees	130,689	183,129	322,248
Accounting and legal services fees	29,937	48,920	19,714
Trustees' fees	4,573	7,550	3,004
Custodian fees	54,543	51,550	23,805
Printing and postage	8,594	10,802	7,809
Professional fees	46,228	33,258	31,058
Other	15,523	21,570	10,538
Total expenses	1,738,742	2,137,605	1,246,724
Less expense reductions	(19,786)	(1,002,818)	(104,207)
Net expenses	1,718,956	1,134,787	1,142,517
Net investment income	5,910,163	6,135,302	571,031
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	8,872,206	400,081	35,989
Affiliated investments	(581)	(686)	(871)
Futures contracts	3,715,540	—	—
Forward foreign currency contracts	1,050,121	—	—
Written options	270,618	—	—
	13,907,904	399,395	35,118
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(11,797,898)	(21,427,037)	(938,383)
Affiliated investments	96	110	—
Futures contracts	(2,274,444)	—	—
Forward foreign currency contracts	51,193	—	—
Written options	386,582	—	—
	(13,634,471)	(21,426,927)	(938,383)
Net realized and unrealized gain (loss)	273,433	(21,027,532)	(903,265)
Increase (decrease) in net assets from operations	$6,183,596	$(14,892,230)	$(332,234)
The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$8,660,466	$18,813,771	$4,295,015	$14,670,631	$4,856,076	$10,155,187
Net realized gain (loss)	3,063,110	16,158,179	(241,217)	53,171,903	3,903,954	(3,031,540)
Change in net unrealized appreciation (depreciation)	(16,624,318)	26,070,803	(22,198,505)	14,550,900	(447,308)	3,195,230
Increase (decrease) in net assets resulting from operations	(4,900,742)	61,042,753	(18,144,707)	82,393,434	8,312,722	10,318,877
Distributions to shareholders
From earnings
Series I	—	(1,058,278)	—	(2,137,004)	—	(3,851,839)
Series II	—	(3,994,890)	—	(1,780,118)	—	(2,622,957)
Series NAV	—	(16,637,458)	—	(20,093,057)	—	(5,066,715)
Total distributions	—	(21,690,626)	—	(24,010,179)	—	(11,541,511)
From portfolio share transactions
Portfolio share transactions	(10,692,259)	(12,099,874)	8,127,333	(103,337,742)	6,290,558	(8,637,096)
Total increase (decrease)	(15,593,001)	27,252,253	(10,017,374)	(44,954,487)	14,603,280	(9,859,730)
Net assets
Beginning of period	751,475,569	724,223,316	1,044,877,110	1,089,831,597	196,647,258	206,506,988
End of period	$735,882,568	$751,475,569	$1,034,859,736	$1,044,877,110	$211,250,538	$196,647,258
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$2,404,959	$5,335,105	$76,031	$6,248,184	$2,964,299	$4,225,763
Net realized gain (loss)	2,926,341	5,573,094	564	24,370	3,330,454	15,829,213
Change in net unrealized appreciation (depreciation)	(8,770,965)	11,154,675	—	—	(6,761,641)	3,083,291
Increase (decrease) in net assets resulting from operations	(3,439,665)	22,062,874	76,595	6,272,554	(466,888)	23,138,267
Distributions to shareholders
From earnings
Series I	—	(3,163,148)	(58,160)	(4,603,716)	—	(1,186,256)
Series II	—	(1,625,848)	(3,156)	(280,622)	—	(2,097,869)
Series NAV	—	(1,081,930)	(14,715)	(1,363,845)	—	(3,929,619)
Total distributions	—	(5,870,926)	(76,031)	(6,248,183)	—	(7,213,744)
From portfolio share transactions
Portfolio share transactions	9,781,375	(6,736,992)	(273,510,892)	472,254,153	13,400,376	(16,255,271)
Total increase (decrease)	6,341,710	9,454,956	(273,510,328)	472,278,524	12,933,488	(330,748)
Net assets
Beginning of period	266,148,858	256,693,902	2,402,189,288	1,929,910,764	197,494,334	197,825,082
End of period	$272,490,568	$266,148,858	$2,128,678,960	$2,402,189,288	$210,427,822	$197,494,334
The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$79,980,311	$180,753,914	$1,045,350	$2,504,951	$5,910,163	$11,272,920
Net realized gain (loss)	32,625,291	275,679,040	281,680	1,008,203	13,907,904	4,583,320
Change in net unrealized appreciation (depreciation)	(189,923,989)	177,690,579	(2,665,899)	2,917,176	(13,634,471)	18,644,594
Increase (decrease) in net assets resulting from operations	(77,318,387)	634,123,533	(1,338,869)	6,430,330	6,183,596	34,500,834
Distributions to shareholders
From earnings
Series I	—	(5,078,662)	—	(586,755)	—	(5,373,280)
Series II	—	(11,829,321)	—	(459,125)	—	(509,859)
Series NAV	—	(211,716,697)	—	(2,286,164)	—	(1,399,714)
Total distributions	—	(228,624,680)	—	(3,332,044)	—	(7,282,853)
From portfolio share transactions
Portfolio share transactions	292,862,858	(879,797,390)	(8,731,088)	12,592,605	(6,896,316)	(46,338,927)
Total increase (decrease)	215,544,471	(474,298,537)	(10,069,957)	15,690,891	(712,720)	(19,120,946)
Net assets
Beginning of period	7,827,445,567	8,301,744,104	193,927,849	178,236,958	457,351,269	476,472,215
End of period	$8,042,990,038	$7,827,445,567	$183,857,892	$193,927,849	$456,638,549	$457,351,269
	Total Bond Market Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$6,135,302	$14,320,136	$571,031	$3,098,210
Net realized gain (loss)	399,395	2,669,029	35,118	587,737
Change in net unrealized appreciation (depreciation)	(21,426,927)	31,529,798	(938,383)	408,486
Increase (decrease) in net assets resulting from operations	(14,892,230)	48,518,963	(332,234)	4,094,433
Distributions to shareholders
From earnings
Series I	—	(9,152,472)	—	(251,265)
Series II	—	(1,636,397)	—	(4,521,502)
Series NAV	—	(7,042,157)	—	(669,716)
Total distributions	—	(17,831,026)	—	(5,442,483)
From portfolio share transactions
Portfolio share transactions	(38,405,618)	128,642,451	(17,276,255)	28,949,288
Total increase (decrease)	(53,297,848)	159,330,388	(17,608,489)	27,601,238
Net assets
Beginning of period	798,381,606	639,051,218	304,250,033	276,648,795
End of period	$745,083,758	$798,381,606	$286,641,544	$304,250,033
The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2021[3]	10.34	0.12	(0.19)	(0.07)	—	—	—	10.27	(0.68)[4]	0.70[5]	0.69[5]	2.39[5]	35	53
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
12-31-2019	9.21	0.29	0.56	0.85	(0.27)	—	(0.27)	9.79	9.25	0.70	0.70	2.96	37	88
12-31-2018	9.57	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.21	(0.60)	0.70	0.70	3.18	35	63
12-31-2017	9.45	0.29	0.17	0.46	(0.34)	—	(0.34)	9.57	4.84	0.70	0.69	3.01	38	86
12-31-2016	9.40	0.31	0.10	0.41	(0.36)	—	(0.36)	9.45	4.34	0.68[6]	0.68[6]	3.18	41	84
Series II
06-30-2021[3]	10.36	0.11	(0.19)	(0.08)	—	—	—	10.28	(0.77)[4]	0.90[5]	0.89[5]	2.19[5]	153	53
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
12-31-2019	9.23	0.27	0.56	0.83	(0.25)	—	(0.25)	9.81	9.03	0.90	0.90	2.76	145	88
12-31-2018	9.59	0.28	(0.36)	(0.08)	(0.28)	—	(0.28)	9.23	(0.80)	0.90	0.90	2.98	141	63
12-31-2017	9.47	0.28	0.16	0.44	(0.32)	—	(0.32)	9.59	4.63	0.90	0.89	2.81	167	86
12-31-2016	9.41	0.29	0.11	0.40	(0.34)	—	(0.34)	9.47	4.23	0.88[6]	0.88[6]	2.98	167	84
Series NAV
06-30-2021[3]	10.34	0.12	(0.18)	(0.06)	—	—	—	10.28	(0.58)[4]	0.65[5]	0.64[5]	2.44[5]	548	53
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
12-31-2019	9.22	0.29	0.57	0.86	(0.28)	—	(0.28)	9.80	9.30	0.65	0.65	3.01	542	88
12-31-2018	9.58	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.22	(0.55)	0.65	0.65	3.24	502	63
12-31-2017	9.46	0.30	0.16	0.46	(0.34)	—	(0.34)	9.58	4.89	0.65	0.64	3.06	535	86
12-31-2016	9.40	0.31	0.11	0.42	(0.36)	—	(0.36)	9.46	4.50	0.63[6]	0.63[6]	3.23	536	84
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Core Bond Trust
Series I
06-30-2021[3]	14.23	0.06	(0.30)	(0.24)	—	—	—	13.99	(1.69)[4]	0.66[5]	0.65[5]	0.81[5]	88	154
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
12-31-2019	12.68	0.32	0.74	1.06	(0.33)	—	(0.33)	13.41	8.32	0.67	0.66	2.42	92	446
12-31-2018	13.08	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.68	(0.59)	0.68	0.67	2.39	93	336
12-31-2017	13.09	0.24	0.20	0.44	(0.28)	(0.17)	(0.45)	13.08	3.40	0.67	0.67	1.83	108	332
12-31-2016	13.01	0.22	0.14	0.36	(0.27)	(0.01)	(0.28)	13.09	2.74	0.67	0.66	1.63	121	486
Series II
06-30-2021[3]	14.22	0.04	(0.30)	(0.26)	—	—	—	13.96	(1.83)[4]	0.86[5]	0.85[5]	0.61[5]	81	154
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
12-31-2019	12.67	0.29	0.73	1.02	(0.30)	—	(0.30)	13.39	8.04	0.87	0.86	2.23	81	446
12-31-2018	13.07	0.28	(0.39)	(0.11)	(0.29)	—	(0.29)	12.67	(0.79)	0.88	0.87	2.18	82	336
12-31-2017	13.08	0.22	0.20	0.42	(0.26)	(0.17)	(0.43)	13.07	3.21	0.87	0.87	1.63	101	332
12-31-2016	13.00	0.19	0.14	0.33	(0.24)	(0.01)	(0.25)	13.08	2.54	0.87	0.86	1.43	114	486
Series NAV
06-30-2021[3]	14.17	0.06	(0.31)	(0.25)	—	—	—	13.92	(1.76)[4]	0.61[5]	0.60[5]	0.86[5]	866	154
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
12-31-2019	12.62	0.33	0.72	1.05	(0.33)	—	(0.33)	13.34	8.34	0.62	0.61	2.47	918	446
12-31-2018	13.02	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.62	(0.54)	0.63	0.62	2.44	889	336
12-31-2017	13.03	0.25	0.20	0.45	(0.29)	(0.17)	(0.46)	13.02	3.47	0.62	0.62	1.88	1,037	332
12-31-2016	12.96	0.22	0.14	0.36	(0.28)	(0.01)	(0.29)	13.03	2.72	0.62	0.61	1.68	987	486
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
06-30-2021[3]	5.27	0.13	0.09	0.22	—	—	—	5.49	4.17[4]	0.84[5]	0.83[5]	4.95[5]	66	42
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
12-31-2019	4.84	0.30	0.46	0.76	(0.29)	—	(0.29)	5.31	15.66	0.80[6]	0.79[6]	5.62	68	57
12-31-2018	5.32	0.31	(0.47)	(0.16)	(0.32)	—	(0.32)	4.84	(3.01)	0.83	0.82	5.89	67	54
12-31-2017	5.23	0.30	0.09	0.39	(0.30)	—	(0.30)	5.32	7.50	0.85	0.84	5.62	81	61
12-31-2016	4.81	0.34	0.45	0.79	(0.37)	—	(0.37)	5.23	16.26	0.75[6]	0.74[6]	6.74	88	61
Series II
06-30-2021[3]	5.41	0.13	0.09	0.22	—	—	—	5.63	4.07[4]	1.04[5]	1.03[5]	4.75[5]	52	42
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
12-31-2019	4.96	0.29	0.47	0.76	(0.28)	—	(0.28)	5.44	15.50	1.00[6]	0.99[6]	5.42	52	57
12-31-2018	5.43	0.31	(0.47)	(0.16)	(0.31)	—	(0.31)	4.96	(3.15)	1.03	1.02	5.69	50	54
12-31-2017	5.34	0.30	0.08	0.38	(0.29)	—	(0.29)	5.43	7.13	1.05	1.04	5.42	62	61
12-31-2016	4.91	0.34	0.45	0.79	(0.36)	—	(0.36)	5.34	16.16	0.95[6]	0.94[6]	6.54	65	61
Series NAV
06-30-2021[3]	5.18	0.13	0.09	0.22	—	—	—	5.40	4.25[4]	0.79[5]	0.78[5]	5.00[5]	93	42
12-31-2020	5.23	0.28	—[7]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
12-31-2019	4.77	0.29	0.46	0.75	(0.29)	—	(0.29)	5.23	15.99	0.75[6]	0.74[6]	5.66	86	57
12-31-2018	5.24	0.31	(0.46)	(0.15)	(0.32)	—	(0.32)	4.77	(3.02)	0.78	0.77	5.94	80	54
12-31-2017	5.16	0.30	0.08	0.38	(0.30)	—	(0.30)	5.24	7.46	0.80	0.79	5.67	88	61
12-31-2016	4.75	0.34	0.44	0.78	(0.37)	—	(0.37)	5.16	16.56	0.70[6]	0.70[6]	6.77	97	61
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
7. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
06-30-2021[3]	12.17	0.11	(0.27)	(0.16)	—	—	—	12.01	(1.23)[4]	0.74[5]	0.73[5]	1.86[5]	139	22
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
12-31-2016	10.84	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	10.99	4.29	0.67[6]	0.66[6]	2.44	161	60
Series II
06-30-2021[3]	12.18	0.10	(0.27)	(0.17)	—	—	—	12.01	(1.40)[4]	0.94[5]	0.93[5]	1.66[5]	77	22
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
12-31-2016	10.85	0.25	0.20	0.45	(0.23)	(0.07)	(0.30)	11.00	4.08	0.87[6]	0.86[6]	2.25	84	60
Series NAV
06-30-2021[3]	12.13	0.11	(0.27)	(0.16)	—	—	—	11.97	(1.32)[4]	0.69[5]	0.68[5]	1.92[5]	57	22
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
12-31-2016	10.81	0.27	0.20	0.47	(0.26)	(0.07)	(0.33)	10.95	4.26	0.63[6]	0.62[6]	2.44	52	60
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
06-30-2021[3]	1.00	—[4]	—[4]	—[4]	—	—	—	1.00	0.00[5]	0.44[6]	0.07[6]	0.01[6]	1,588	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
12-31-2019	1.00	0.019	—[4]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
12-31-2018	1.00	0.015	—[4]	0.015	(0.015)	—	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
12-31-2017	1.00	0.006	—[4]	0.006	(0.006)	—[4]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
12-31-2016	1.00	0.001	—[4]	0.001	(0.001)	—	(0.001)	1.00	0.07	0.48	0.35	0.07	1,718	—
Series II
06-30-2021[3]	1.00	—[4]	—[4]	—[4]	—	—	—	1.00	0.00[5]	0.64[6]	0.07[6]	0.01[6]	88	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
12-31-2019	1.00	0.017	—[4]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
12-31-2018	1.00	0.013	—[4]	0.013	(0.013)	—	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
12-31-2017	1.00	0.004	—[4]	0.004	(0.004)	—[4]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
12-31-2016	1.00	—	—[4]	—[4]	—	—	—	1.00	0.00	0.68	0.42	—	211	—
Series NAV
06-30-2021[3]	1.00	—[4]	—[4]	—[4]	—	—	—	1.00	0.00[5]	0.39[6]	0.07[6]	0.01[6]	453	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
12-31-2019	1.00	0.020	—[4]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
12-31-2018	1.00	0.016	—[4]	0.016	(0.016)	—	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
12-31-2017	1.00	0.006	—[4]	0.006	(0.006)	—[4]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
12-31-2016[7]	1.00	0.001	—[4]	0.001	(0.001)	—	(0.001)	1.00	0.11[5]	0.43[6]	0.34[6]	0.16[6]	394	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16.
Opportunistic Fixed Income Trust
Series I
06-30-2021[3]	13.47	0.20	(0.24)	(0.04)	—	—	—	13.43	(0.22)[4]	0.86[5]	0.83[5]	3.01[5]	32	71
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92[6]	0.85[6]	2.34	32	326[7]
12-31-2019	12.34	0.28	0.50	0.78	(0.82)	—	(0.82)	12.30	6.38	1.16[6]	1.12[6]	2.23	31	45
12-31-2018	12.93	0.29	(0.53)	(0.24)	(0.35)	—	(0.35)	12.34	(1.90)	0.84	0.82	2.31	32	35
12-31-2017	12.16	0.24	0.82	1.06	(0.29)	—	(0.29)	12.93	8.75	0.83	0.82	1.87	37	47
12-31-2016	11.80	0.28	0.08	0.36	—	—	—	12.16	3.05	0.81[8]	0.80[8]	2.18	40	57
Series II
06-30-2021[3]	13.25	0.18	(0.23)	(0.05)	—	—	—	13.20	(0.38)[4]	1.06[5]	1.03[5]	2.81[5]	59	71
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12[6]	1.05[6]	2.11	59	326[7]
12-31-2019	12.17	0.25	0.49	0.74	(0.80)	—	(0.80)	12.11	6.08	1.36[6]	1.32[6]	2.03	60	45
12-31-2018	12.77	0.26	(0.52)	(0.26)	(0.34)	—	(0.34)	12.17	(2.03)	1.04	1.02	2.10	62	35
12-31-2017	12.00	0.21	0.81	1.02	(0.25)	—	(0.25)	12.77	8.48	1.03	1.02	1.67	80	47
12-31-2016	11.66	0.25	0.09	0.34	—	—	—	12.00	2.92	1.01[8]	1.00[8]	1.98	81	57
Series NAV
06-30-2021[3]	13.41	0.20	(0.23)	(0.03)	—	—	—	13.38	(0.22)[4]	0.81[5]	0.78[5]	3.07[5]	120	71
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87[6]	0.80[6]	2.35	106	326[7]
12-31-2019	12.30	0.28	0.50	0.78	(0.83)	—	(0.83)	12.25	6.37	1.11[6]	1.07[6]	2.28	107	45
12-31-2018	12.88	0.27	(0.50)	(0.23)	(0.35)	—	(0.35)	12.30	(1.74)	0.79	0.77	2.11	108	35
12-31-2017	12.12	0.24	0.82	1.06	(0.30)	—	(0.30)	12.88	8.71	0.78	0.77	1.92	472	47
12-31-2016	11.75	0.28	0.09	0.37	—	—	—	12.12	3.15	0.76[8]	0.75[8]	2.22	446	57
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.01% and 0.25% for the year ended December 31, 2020 and the year ended December 31, 2019, respectively. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 8. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2021[3]	14.59	0.14	(0.28)	(0.14)	—	—	—	14.45	(0.96)[4]	0.65[5]	0.61[5]	2.01[5]	180	82
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
12-31-2016	13.30	0.31	0.10	0.41	(0.40)	—	(0.40)	13.31	3.06	0.65	0.64	2.23	203	73[6]
Series II
06-30-2021[3]	14.61	0.13	(0.29)	(0.16)	—	—	—	14.45	(1.10)[4]	0.85[5]	0.81[5]	1.81[5]	424	82
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
12-31-2016	13.32	0.28	0.10	0.38	(0.37)	—	(0.37)	13.33	2.85	0.85	0.84	2.03	506	73[6]
Series NAV
06-30-2021[3]	14.58	0.15	(0.29)	(0.14)	—	—	—	14.44	(0.96)[4]	0.60[5]	0.57[5]	2.05[5]	7,439	82
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
12-31-2016	13.29	0.31	0.12	0.43	(0.41)	—	(0.41)	13.31	3.19	0.60	0.59	2.28	8,433	73[6]
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
Short Term Government Income Trust
Series I
06-30-2021[3]	12.29	0.07	(0.16)	(0.09)	—	—	—	12.20	(0.73)[4]	0.71[5]	0.70[5]	1.10[5]	32	16
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
12-31-2019	11.87	0.15	0.25	0.40	(0.20)	—	(0.20)	12.07	3.39	0.71	0.71	1.25	36	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.84	0.68	0.67	1.26	35	28
12-31-2017	12.12	0.11	(0.04)	0.07	(0.17)	—	(0.17)	12.02	0.57	0.67	0.66	0.88	38	47
12-31-2016	12.25	0.09	(0.02)	0.07	(0.20)	—	(0.20)	12.12	0.57	0.64[6]	0.64[6]	0.76	41	71
Series II
06-30-2021[3]	12.30	0.05	(0.15)	(0.10)	—	—	—	12.20	(0.81)[4]	0.91[5]	0.90[5]	0.89[5]	22	16
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
12-31-2019	11.88	0.13	0.25	0.38	(0.18)	—	(0.18)	12.08	3.18	0.91	0.91	1.05	23	54
12-31-2018	12.02	0.13	(0.05)	0.08	(0.22)	—	(0.22)	11.88	0.64	0.88	0.87	1.05	26	28
12-31-2017	12.13	0.08	(0.04)	0.04	(0.15)	—	(0.15)	12.02	0.37	0.87	0.86	0.68	28	47
12-31-2016	12.25	0.07	(0.01)	0.06	(0.18)	—	(0.18)	12.13	0.45	0.84[6]	0.84[6]	0.56	33	71
Series NAV
06-30-2021[3]	12.29	0.07	(0.16)	(0.09)	—	—	—	12.20	(0.73)[4]	0.66[5]	0.65[5]	1.15[5]	130	16
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
12-31-2019	11.87	0.16	0.25	0.41	(0.21)	—	(0.21)	12.07	3.44	0.66	0.66	1.30	120	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.89	0.63	0.62	1.28	115	28
12-31-2017	12.12	0.11	(0.03)	0.08	(0.18)	—	(0.18)	12.02	0.62	0.62	0.61	0.93	237	47
12-31-2016	12.25	0.10	(0.02)	0.08	(0.21)	—	(0.21)	12.12	0.62	0.59[6]	0.59[6]	0.81	251	71
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2021[3]	14.44	0.19	—	0.19	—	—	—	14.63	1.39[4]	0.76[5]	0.75[5]	2.61[5]	322	45
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
12-31-2019	12.53	0.40	0.96	1.36	(0.37)	—	(0.37)	13.52	10.91	0.76	0.76	3.03	361	95
12-31-2018	13.72	0.49	(1.17)	(0.68)	(0.51)	—	(0.51)	12.53	(5.03)	0.74	0.73	3.63	371	61
12-31-2017	13.41	0.46	0.29	0.75	(0.44)	—	(0.44)	13.72	5.59	0.73	0.73	3.36	477	40
12-31-2016	13.07	0.40	0.27	0.67	(0.33)	—	(0.33)	13.41	5.12	0.72[6]	0.71[6]	2.95	473	42
Series II
06-30-2021[3]	14.47	0.17	0.02	0.19	—	—	—	14.66	1.24[4]	0.96[5]	0.95[5]	2.42[5]	43	45
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
12-31-2019	12.56	0.38	0.97	1.35	(0.35)	—	(0.35)	13.56	10.75	0.96	0.96	2.83	36	95
12-31-2018	13.76	0.46	(1.18)	(0.72)	(0.48)	—	(0.48)	12.56	(5.29)	0.94	0.93	3.43	36	61
12-31-2017	13.45	0.44	0.28	0.72	(0.41)	—	(0.41)	13.76	5.37	0.93	0.93	3.16	45	40
12-31-2016	13.10	0.37	0.28	0.65	(0.30)	—	(0.30)	13.45	4.98	0.92[6]	0.91[6]	2.74	46	42
Series NAV
06-30-2021[3]	14.39	0.19	0.01	0.20	—	—	—	14.59	1.39[4]	0.71[5]	0.70[5]	2.67[5]	92	45
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
12-31-2019	12.49	0.41	0.96	1.37	(0.38)	—	(0.38)	13.48	11.00	0.71	0.71	3.08	80	95
12-31-2018	13.68	0.49	(1.16)	(0.67)	(0.52)	—	(0.52)	12.49	(5.00)	0.69	0.68	3.68	79	61
12-31-2017	13.37	0.47	0.28	0.75	(0.44)	—	(0.44)	13.68	5.66	0.68	0.68	3.42	96	40
12-31-2016	13.03	0.40	0.27	0.67	(0.33)	—	(0.33)	13.37	5.19	0.67[6]	0.66[6]	2.98	66	42
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Total Bond Market Trust
Series I
06-30-2021[3]	10.89	0.09	(0.29)	(0.20)	—	—	—	10.69	(1.84)[4]	0.57[5]	0.30[5]	1.62[5]	355	17
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
12-31-2016	10.11	0.25	(0.01)	0.24	(0.27)	—	(0.27)	10.08	2.39	0.56	0.30	2.38	227	58
Series II
06-30-2021[3]	10.91	0.08	(0.29)	(0.21)	—	—	—	10.70	(1.92)[4]	0.77[5]	0.50[5]	1.42[5]	67	17
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
12-31-2016	10.12	0.23	(0.01)	0.22	(0.25)	—	(0.25)	10.09	2.19	0.76	0.50	2.18	73	58
Series NAV
06-30-2021[3]	10.89	0.09	(0.29)	(0.20)	—	—	—	10.69	(1.84)[4]	0.52[5]	0.25[5]	1.67[5]	323	17
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
12-31-2016	10.10	0.25	—[6]	0.25	(0.28)	—	(0.28)	10.07	2.45	0.51	0.25	2.43	280	58
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2021[3]	11.46	0.03	(0.03)	—	—	—	—	11.46	0.00[4]	0.66[5]	0.59[5]	0.54[5]	13	26
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
12-31-2018	11.41	0.16	—[6]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
12-31-2016	11.64	0.05	0.01	0.06	(0.18)	—	(0.18)	11.52	0.52	0.65	0.64	0.43	12	86
Series II
06-30-2021[3]	11.46	0.02	(0.03)	(0.01)	—	—	—	11.45	(0.09)[4]	0.86[5]	0.79[5]	0.34[5]	237	26
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
12-31-2018	11.41	0.14	—[6]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
12-31-2016	11.64	0.03	0.01	0.04	(0.16)	—	(0.16)	11.52	0.32	0.85	0.84	0.23	268	86
Series NAV
06-30-2021[3]	11.47	0.03	(0.03)	—	—	—	—	11.47	0.00[4]	0.61[5]	0.54[5]	0.59[5]	37	26
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
12-31-2018	11.41	0.17	—[6]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
12-31-2016	11.64	0.06	0.02	0.08	(0.19)	—	(0.19)	11.53	0.66	0.60	0.59	0.48	17	86
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-21. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or
51

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issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$235,437,464	—	$235,437,464	—
Foreign government obligations	4,843,415	—	4,843,415	—
Corporate bonds	356,011,730	—	356,011,730	—
Capital preferred securities	1,464,863	—	1,464,863	—
Municipal bonds	4,789,908	—	4,789,908	—
Term loans	303,933	—	303,933	—
Collateralized mortgage obligations	55,440,134	—	55,440,134	—
Asset backed securities	45,981,864	—	45,981,864	—
Common stocks	467,448	$467,448	—	—
Preferred securities	1,520,178	1,314,090	206,088	—
Warrants	23,793	23,793	—	—
Short-term investments	101,433,211	91,745,211	9,688,000	—
Total investments in securities	$807,717,941	$93,550,542	$714,167,399	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$621,504,169	—	$621,504,169	—
Foreign government obligations	12,823,559	—	12,823,559	—
Corporate bonds	290,784,314	—	290,784,314	—
Municipal bonds	3,999,553	—	3,999,553	—
Collateralized mortgage obligations	81,504,704	—	81,504,704	—
Asset backed securities	86,099,188	—	86,099,188	—
Short-term investments	22,107,618	$22,107,618	—	—
Total investments in securities	$1,118,823,105	$22,107,618	$1,096,715,487	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,300,471	—	$1,300,471	—
Corporate bonds	168,366,350	—	168,366,350	—
Convertible bonds	2,852,041	—	2,852,041	—
Term loans	16,698,020	—	16,256,324	$441,696
Asset backed securities	10,222,580	—	10,222,580	—
Common stocks	1,879,021	$1,852,285	—	26,736
Preferred securities	2,108,813	1,052,537	505,368	550,908
Short-term investments	9,802,090	9,802,090	—	—
Total investments in securities	$213,229,386	$12,706,912	$199,503,134	$1,019,340
Derivatives:
Assets
Forward foreign currency contracts	$3,780	—	$3,780	—
Swap contracts	22,991	—	22,991	—
Liabilities
Futures	(13,216)	$(13,216)	—	—
Forward foreign currency contracts	(2,850)	—	(2,850)	—
Swap contracts	(31,419)	—	(31,419)	—
52

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$182,659,158	—	$182,659,158	—
Foreign government obligations	14,751,983	—	14,751,983	—
Corporate bonds	86,433,692	—	86,433,692	—
Municipal bonds	6,176,250	—	6,176,250	—
Term loans	8,979,792	—	8,979,792	—
Collateralized mortgage obligations	42,250,680	—	42,250,680	—
Asset backed securities	23,663,164	—	23,663,164	—
Common stocks	8,039	—	8,039	—
Purchased options	91,675	—	91,675	—
Short-term investments	6,311,242	$611,242	5,700,000	—
Total investments in securities	$371,325,675	$611,242	$370,714,433	—
Derivatives:
Assets
Futures	$57,522	$57,522	—	—
Forward foreign currency contracts	177,309	—	$177,309	—
Swap contracts	959,210	—	959,210	—
Liabilities
Futures	(746,127)	(746,127)	—	—
Forward foreign currency contracts	(10,053)	—	(10,053)	—
Written options	(96,399)	—	(96,399)	—
Swap contracts	(1,107,744)	—	(1,107,744)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$573,915,610	—	$573,915,610	—
U.S. Government Agency	1,537,936,778	—	1,537,936,778	—
Repurchase agreement	16,900,000	—	16,900,000	—
Total investments in securities	$2,128,752,388	—	$2,128,752,388	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$832,974	—	$832,974	—
Foreign government obligations	89,564,740	—	89,564,740	—
Corporate bonds	41,979,685	—	41,979,685	—
Convertible bonds	3,420,994	—	3,420,994	—
Municipal bonds	7,151,642	—	7,151,642	—
Term loans	18,141,959	—	18,141,959	—
Collateralized mortgage obligations	18,402,591	—	18,402,591	—
Asset backed securities	8,851,410	—	8,851,410	—
Preferred securities	41,852	$36,547	5,305	—
Exchange-traded funds	10,788,892	10,788,892	—	—
Short-term investments	8,342,089	8,342,089	—	—
Total investments in securities	$207,518,828	$19,167,528	$188,351,300	—
Derivatives:
Assets
Futures	$302,219	$302,219	—	—
53

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Forward foreign currency contracts	$703,152	—	$703,152	—
Swap contracts	1,908,721	—	1,908,721	—
Liabilities
Futures	(369,567)	$(369,567)	—	—
Forward foreign currency contracts	(615,061)	—	(615,061)	—
Swap contracts	(2,466,967)	—	(2,466,967)	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,553,732,974	—	$2,553,732,974	—
Foreign government obligations	41,128,083	—	41,128,083	—
Corporate bonds	3,252,828,202	—	3,252,828,202	—
Municipal bonds	124,037,528	—	124,037,528	—
Collateralized mortgage obligations	640,938,063	—	640,938,063	—
Asset backed securities	1,311,986,683	—	1,311,986,683	—
Common stocks	1,254,418	$1,254,418	—	—
Preferred securities	7,647,023	7,647,023	—	—
Short-term investments	380,120,808	13,419,808	366,701,000	—
Total investments in securities	$8,313,673,782	$22,321,249	$8,291,352,533	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$170,825,193	—	$170,825,193	—
Municipal bonds	8,414,967	—	8,414,967	—
Collateralized mortgage obligations	2,329,092	—	2,329,092	—
Short-term investments	1,666,000	—	1,666,000	—
Total investments in securities	$183,235,252	—	$183,235,252	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$22,043,804	—	$22,043,804	—
Foreign government obligations	90,520,521	—	90,520,521	—
Corporate bonds	266,916,796	—	266,916,796	—
Convertible bonds	14,331,978	—	14,331,978	—
Capital preferred securities	1,307,790	—	1,307,790	—
Term loans	13,434,396	—	13,434,396	—
Collateralized mortgage obligations	2,895,842	—	2,895,842	—
Asset backed securities	6,660,552	—	6,660,552	—
Common stocks	14,527,110	$12,709,275	1,817,835	—
Preferred securities	14,859,803	14,261,265	598,538	—
Purchased options	52,389	—	52,389	—
Short-term investments	15,834,435	3,420,435	12,414,000	—
Total investments in securities	$463,385,416	$30,390,975	$432,994,441	—
Derivatives:
Assets
Futures	$29,621	$29,621	—	—
Forward foreign currency contracts	460,733	—	$460,733	—
Liabilities
Futures	(2,163,514)	(2,163,514)	—	—
Forward foreign currency contracts	(298,890)	—	(298,890)	—
54

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	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Written options	$(116,728)	—	$(116,728)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$480,887,606	—	$480,887,606	—
Foreign government obligations	7,724,275	—	7,724,275	—
Corporate bonds	214,977,993	—	214,977,993	—
Municipal bonds	4,874,874	—	4,874,874	—
Collateralized mortgage obligations	18,082,379	—	18,082,379	—
Common stocks	940	$940	—	—
Warrants	2,379	2,379	—	—
Short-term investments	84,552,915	84,552,915	—	—
Total investments in securities	$811,103,361	$84,556,234	$726,547,127	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,853,041	—	$2,853,041	—
Corporate bonds	148,289,431	—	148,289,431	—
Municipal bonds	2,025,452	—	2,025,452	—
Collateralized mortgage obligations	3,017,838	—	3,017,838	—
Asset backed securities	33,041,830	—	33,041,830	—
Short-term investments	95,361,802	$8,816,874	86,544,928	—
Total investments in securities	$284,589,394	$8,816,874	$275,772,520	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the portfolios have paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments), as follows:
Portfolios	Counterparty	Collateral Paid/ (Received)
Core Bond Trust	Goldman Sachs	$(30,000)
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and
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Significant accounting policies, continued

among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At June 30, 2021, High Yield Trust and Opportunistic Fixed Income Trust had $321,718 and $17,751, respectively, in unfunded loan commitments outstanding.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and
56

Significant accounting policies, continued

compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2021. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Active Bond Trust	$3,321,238	$3,400,955	—
Core Bond Trust	1,607,286	1,645,625	—
High Yield Trust	3,369,747	3,456,328	—
Investment Quality Bond Trust	560,534	609,048	—
Select Bond Trust	13,119,110	13,385,881	—
Strategic Income Opportunities Trust	3,348,590	3,421,310	—
Total Bond Market Trust	3,847,934	3,950,812	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million.
Core Bond Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2021 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$4,786
Core Bond Trust	5,812
High Yield Trust	3,379
Investment Quality Bond Trust	3,561
Money Market Trust	8,878
Opportunistic Fixed Income Trust	3,384
Portfolio	Commitment fee
Select Bond Trust	$23,635
Short Term Government Income Trust	3,365
Strategic Income Opportunities Trust	4,064
Total Bond Market Trust	4,875
Ultra Short Term Bond Trust	3,672

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
57

Significant accounting policies, continued

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
High Yield Trust	$2,459,230	$61,556,259
Short Term Government Income Trust	3,473,689	21,310,457
Strategic Income Opportunities Trust	9,319,694	182,038
Total Bond Market Trust	—	3,335,099
Ultra Short Term Bond Trust	6,280,453	14,388,831
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$778,006,191	$38,564,274	$(8,852,524)	$29,711,750
Core Bond Trust	1,114,681,719	11,220,397	(7,079,011)	4,141,386
High Yield Trust	218,132,327	10,895,906	(15,819,561)	(4,923,655)
Investment Quality Bond Trust	364,923,513	9,634,058	(3,998,178)	5,635,880
Money Market Trust	2,128,752,388	—	—	—
Opportunistic Fixed Income Trust	210,683,606	4,959,199	(8,661,480)	(3,702,281)
Select Bond Trust	8,125,814,324	255,003,768	(67,144,310)	187,859,458
Short Term Government Income Trust	182,489,759	2,959,538	(2,214,045)	745,493
Strategic Income Opportunities Trust	453,827,452	14,575,294	(7,106,108)	7,469,186
Total Bond Market Trust	778,345,962	40,260,587	(7,503,188)	32,757,399
Ultra Short Term Bond Trust	285,483,857	701,617	(1,596,080)	(894,463)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, wash sale loss deferrals and contingent payment debt instruments.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank
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for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $10.0 million to $10.2 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $43.8 million to $84.9 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $66.9 million to $84.8 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $51.3 million to $97.4 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $1.1 million to $1.2 million
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $5.5 million to $9.1 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $163.3 million to $173.8 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $71.1 million to $526.3 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an
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exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a portfolio purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.
The following table details how the portfolios used purchased options contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Investment Quality Bond Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, and manage duration of the portfolio.	Up to $372,000
Opportunistic Fixed Income Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio. At June 30, 2021, there were no open purchased options contracts.	Up to $43,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	From $9,000 to $152,000
The following table details how the portfolios used written options contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Investment Quality Bond Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, and manage duration of the portfolio.	Up to $224,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	From $110,000 to $388,000
An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index.
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $11.2 million to $14.3 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $27.7 million to $45.8 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
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Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as a buyer during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against potential credit events.	Up to $4.7 million
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $48.6 million to $67.3 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as a seller during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index.	From $1.1 million to $1.3 million
Investment Quality Bond Trust	To gain credit exposure to an issuer or index.	From $8.0 million to $10.2 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $1.4 million to $28.1 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $34.5 million to $50.8 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
High Yield Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(13,216)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$3,780	(2,850)
	Credit	Swap contracts, at value[2]	Credit default swaps	22,991	(31,419)
				$26,771	$(47,485)
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Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$57,522	$(746,127)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	177,309	(10,053)
	Interest rate	Unaffiliated investments, at value[3]	Purchased options	91,675	—
	Interest rate	Written options, at value	Written options	—	(96,399)
	Credit	Swap contracts, at value[2]	Credit default swaps	30,302	(1,107,744)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	928,908	—
				$1,285,716	$(1,960,323)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$302,219	$(369,567)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	703,152	(615,061)
	Credit	Swap contracts, at value[2]	Credit default swaps	856,204	(1,294,716)
	Interest rate	Swap contracts, at value	Total return swaps	26,636	(738,567)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	1,025,881	(433,684)
				$2,914,092	$(3,451,595)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$29,621	$(2,163,514)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	460,733	(298,890)
	Currency	Unaffiliated investments, at value[3]	Purchased options	52,389	—
	Currency	Written options, at value	Written options	—	(116,728)
				$542,743	$(2,579,132)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
[3]	Purchased options are included in the Portfolios of investments.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty. The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$703,152	$(615,061)
Swap contracts	1,722,933	(2,133,503)
Totals	$2,426,085	$(2,748,564)
Opportunistic Fixed Income Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$367,143	$(102,212)	$264,931	$264,931	—	—
Barclays Bank PLC	93,994	(100,289)	(6,295)	—	$6,295	—
Citibank, N.A.	124,700	(245,839)	(121,139)	—	89,000	$(32,139)
Goldman Sachs International	91,190	(584,862)	(493,672)	—	428,000	(65,672)
JPMorgan Chase Bank, N.A.	765,600	(530,362)	235,238	235,238	—	—
Morgan Stanley & Co. International PLC	983,458	(1,173,865)	(190,407)	—	—	(190,407)
State Street Bank and Trust Company	—	(11,135)	(11,135)	—	11,135	—
Totals	$2,426,085	$(2,748,564)	$(322,479)	$500,169	$534,430	$(288,218)
[1] Reflects collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
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Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$(106,006)	—	—	—	$(106,006)
	Currency	—	—	$(6,366)	—	—	(6,366)
	Credit	—	—	—	—	$118,739	118,739
	Total	—	$(106,006)	$(6,366)	—	$118,739	$6,367
Investment Quality Bond Trust	Interest rate	—	$2,004,732	—	—	$(91,770)	$1,912,962
	Currency	—	—	$202,305	—	—	202,305
	Credit	—	—	—	—	197,457	197,457
	Total	—	$2,004,732	$202,305	—	$105,687	$2,312,724
Opportunistic Fixed Income Trust	Interest rate	$(117,335)	$(764,848)	—	—	$881,154	$(1,029)
	Currency	—	—	$1,310,679	—	—	1,310,679
	Credit	—	—	—	—	348,696	348,696
	Total	$(117,335)	$(764,848)	$1,310,679	—	$1,229,850	$1,658,346
Strategic Income Opportunities Trust	Interest rate	—	$3,715,540	—	—	—	$3,715,540
	Currency	$(48,816)	—	$1,050,121	$270,618	—	1,271,923
	Total	$(48,816)	$3,715,540	$1,050,121	$270,618	—	$4,987,463

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$(38,579)	—	—	—	$(38,579)
	Currency	—	—	$(11,944)	—	—	(11,944)
	Credit	—	—	—	—	$(50,023)	(50,023)
	Total	—	$(38,579)	$(11,944)	—	$(50,023)	$(100,546)
Investment Quality Bond Trust	Interest rate	$(205,940)	$(857,309)	—	$82,721	$531,950	$(448,578)
	Currency	—	—	$227,888	—	—	227,888
	Credit	—	—	—	—	(170,843)	(170,843)
	Total	$(205,940)	$(857,309)	$227,888	$82,721	$361,107	$(391,533)
Opportunistic Fixed Income Trust	Interest rate	$74,822	$6,663	—	—	$(10,383)	$71,102
	Currency	—	—	$135,295	—	—	135,295
	Credit	—	—	—	—	(443,959)	(443,959)
	Total	$74,822	$6,663	$135,295	—	$(454,342)	$(237,562)
Strategic Income Opportunities Trust	Interest rate	—	$(2,274,444)	—	—	—	$(2,274,444)
	Currency	$(7,497)	—	$51,193	$386,582	—	430,278
	Total	$(7,497)	$(2,274,444)	$51,193	$386,582	—	$(1,844,166)

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
63

5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the nets assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of Manulife Investment Management I PLC.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers.
Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC [1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
Core Bond Trust	Wells Capital Management, Incorporated
High Yield Trust	Western Asset Management Company LLC, (Sub-Subadvisor is Western Asset Management Company Limited)
1 An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2021, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the Portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing
64

Fees and transactions with affiliates, continued

costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2022, unless renewed by mutual agreement of the advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Adviser upon notice to the Trust.
Effective May 1, 2021, the Advisor and Distributor have voluntarily agreed to waive a portion of their fees (including, but not limited to, Rule 12b-1 fees) and/or reimburse certain expenses to the extent necessary to assist Money Market Trust in attempting to achieve a yield of at least 0.00%. Prior to May 1, 2021, the voluntary reimbursement was set to attempt to achieve a yield of at least 0.01%. These fee waivers and/or expense reimbursements are voluntary and may be amended or terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2021, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,484	$6,465	$23,654	$31,603
Core Bond Trust	3,866	3,533	37,284	44,683
High Yield Trust	2,787	2,061	3,751	8,599
Investment Quality Bond Trust	5,962	3,354	2,227	11,543
Money Market Trust	3,112,148	263,894	706,316	4,082,358
Opportunistic Fixed Income Trust	4,709	8,662	15,746	29,117
Select Bond Trust	33,588	80,909	1,044,793	1,159,290
Short Term Government Income Trust	1,422	1,176	5,647	8,245
Strategic Income Opportunities Trust	14,202	1,720	3,864	19,786
Total Bond Market Trust	485,481	96,671	420,666	1,002,818
Ultra Short Term Bond Trust	4,630	87,644	11,933	104,207
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.56%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.06%
Opportunistic Fixed Income Trust	0.62%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust	0.21%
Ultra Short Term Bond Trust	0.48%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
65

Fees and transactions with affiliates, continued

Distribution and service fees for the six months ended June 30, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$8,512	$185,315	$193,827
Core Bond Trust	22,192	101,378	123,570
High Yield Trust	16,000	59,063	75,063
Investment Quality Bond Trust	34,215	96,269	130,484
Money Market Trust	426,506	116,716	543,222
Opportunistic Fixed Income Trust	7,871	72,109	79,980
Select Bond Trust	43,351	522,181	565,532
Short Term Government Income Trust	8,159	33,850	42,009
Strategic Income Opportunities Trust	81,509	49,180	130,689
Total Bond Market Trust	91,756	91,373	183,129
Ultra Short Term Bond Trust	3,377	318,871	322,248
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Active Bond Trust	Lender	$9,620,794	3	0.655%	$525
Investment Quality Bond Trust	Lender	12,800,000	2	0.662%	471
Opportunistic Fixed Income Trust	Lender	5,000,000	2	0.663%	184
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2021 and for the year ended December 31, 2020 were as follows:
Active Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	150,798	$1,541,438	377,811	$3,840,908
Distributions reinvested	—	—	104,161	1,058,278
Repurchased	(197,492)	(2,013,404)	(802,352)	(8,129,546)
Net decrease	(46,694)	$(471,966)	(320,380)	$(3,230,360)
Series II shares
Sold	940,401	$9,571,549	3,298,924	$33,951,838
Distributions reinvested	—	—	392,040	3,994,890
Repurchased	(1,100,816)	(11,230,970)	(3,489,948)	(35,089,999)
Net increase (decrease)	(160,415)	$(1,659,421)	201,016	$2,856,729
Series NAV shares
Sold	471,643	$4,811,259	2,374,872	$24,106,386
Distributions reinvested	—	—	1,635,935	16,637,458
Repurchased	(1,310,746)	(13,372,131)	(5,180,050)	(52,470,087)
Net decrease	(839,103)	$(8,560,872)	(1,169,243)	$(11,726,243)
Total net decrease	(1,046,212)	$(10,692,259)	(1,288,607)	$(12,099,874)
Core Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	266,837	$3,730,685	484,277	$6,839,341
Distributions reinvested	—	—	151,668	2,137,004
Repurchased	(482,402)	(6,729,351)	(960,187)	(13,426,171)
Net decrease	(215,565)	$(2,998,666)	(324,242)	$(4,449,826)
Series II shares
Sold	298,235	$4,142,846	923,227	$12,973,086
Distributions reinvested	—	—	126,519	1,780,118
Repurchased	(491,567)	(6,836,958)	(1,079,957)	(15,037,578)
Net decrease	(193,332)	$(2,694,112)	(30,211)	$(284,374)
66

Portfolio share transactions, continued

Core Bond Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,843,289	$39,532,268	5,352,084	$75,771,073
Distributions reinvested	—	—	1,433,171	20,093,057
Repurchased	(1,855,654)	(25,712,157)	(14,344,082)	(194,467,672)
Net increase (decrease)	987,635	$13,820,111	(7,558,827)	$(98,603,542)
Total net increase (decrease)	578,738	$8,127,333	(7,913,280)	$(103,337,742)
High Yield Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	476,283	$2,567,316	1,124,470	$5,613,642
Distributions reinvested	—	—	770,368	3,851,840
Repurchased	(828,511)	(4,431,439)	(2,379,389)	(12,036,465)
Net decrease	(352,228)	$(1,864,123)	(484,551)	$(2,570,983)
Series II shares
Sold	1,176,096	$6,537,801	993,567	$5,156,969
Distributions reinvested	—	—	511,298	2,622,957
Repurchased	(654,708)	(3,595,067)	(2,334,900)	(12,126,379)
Net increase (decrease)	521,388	$2,942,734	(830,035)	$(4,346,453)
Series NAV shares
Sold	2,618,953	$13,837,037	3,036,613	$14,769,315
Distributions reinvested	—	—	1,031,917	5,066,715
Repurchased	(1,641,484)	(8,625,090)	(4,274,403)	(21,555,690)
Net increase (decrease)	977,469	$5,211,947	(205,873)	$(1,719,660)
Total net increase (decrease)	1,146,629	$6,290,558	(1,520,459)	$(8,637,096)
Investment Quality Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	625,998	$7,436,823	1,444,120	$17,484,546
Distributions reinvested	—	—	264,036	3,163,148
Repurchased	(803,803)	(9,602,025)	(2,236,762)	(26,125,785)
Net decrease	(177,805)	$(2,165,202)	(528,606)	$(5,478,091)
Series II shares
Sold	522,157	$6,234,348	1,240,005	$14,914,036
Distributions reinvested	—	—	135,600	1,625,848
Repurchased	(670,639)	(8,013,024)	(1,490,545)	(17,469,317)
Net decrease	(148,482)	$(1,778,676)	(114,940)	$(929,433)
Series NAV shares
Sold	1,285,814	$15,343,521	1,060,742	$12,533,806
Distributions reinvested	—	—	90,690	1,081,930
Repurchased	(135,137)	(1,618,268)	(1,175,521)	(13,945,204)
Net increase (decrease)	1,150,677	$13,725,253	(24,089)	$(329,468)
Total net increase (decrease)	824,390	$9,781,375	(667,635)	$(6,736,992)
Money Market Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	80,985,312	$80,985,312	913,281,032	$913,281,032
Distributions reinvested	58,159	58,159	4,603,713	4,603,713
Repurchased	(328,377,051)	(328,377,051)	(502,746,109)	(502,746,109)
Net increase (decrease)	(247,333,580)	$(247,333,580)	415,138,636	$415,138,636
Series II shares
Sold	2,127,914	$2,127,914	1,357,271	$1,357,273
Distributions reinvested	3,157	3,157	280,623	280,622
Repurchased	(14,059,895)	(14,059,895)	(21,886,914)	(21,886,914)
Net decrease	(11,928,824)	$(11,928,824)	(20,249,020)	$(20,249,019)
67

Portfolio share transactions, continued

Money Market Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	184,792,665	$184,792,665	346,735,235	$346,735,235
Distributions reinvested	14,714	14,714	1,363,842	1,363,842
Repurchased	(199,055,867)	(199,055,867)	(270,734,541)	(270,734,541)
Net increase (decrease)	(14,248,488)	$(14,248,488)	77,364,536	$77,364,536
Total net increase (decrease)	(273,510,892)	$(273,510,892)	472,254,152	$472,254,153
Opportunistic Fixed Income Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	153,631	$2,061,795	180,426	$2,320,461
Distributions reinvested	—	—	90,762	1,186,256
Repurchased	(168,188)	(2,250,837)	(387,972)	(5,012,361)
Net decrease	(14,557)	$(189,042)	(116,784)	$(1,505,644)
Series II shares
Sold	292,462	$3,823,994	541,474	$7,135,933
Distributions reinvested	—	—	163,005	2,097,869
Repurchased	(322,469)	(4,236,129)	(1,226,900)	(15,106,497)
Net decrease	(30,007)	$(412,135)	(522,421)	$(5,872,695)
Series NAV shares
Sold	1,305,664	$17,362,642	1,389,078	$18,244,137
Distributions reinvested	—	—	301,814	3,929,619
Repurchased	(251,921)	(3,361,089)	(2,478,638)	(31,050,688)
Net increase (decrease)	1,053,743	$14,001,553	(787,746)	$(8,876,932)
Total net increase (decrease)	1,009,179	$13,400,376	(1,426,951)	$(16,255,271)
Select Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	847,989	$12,096,234	1,837,289	$26,888,465
Distributions reinvested	—	—	353,421	5,078,662
Repurchased	(688,799)	(9,882,019)	(2,672,067)	(37,636,685)
Net increase (decrease)	159,190	$2,214,215	(481,357)	$(5,669,558)
Series II shares
Sold	2,838,087	$40,640,042	21,572,760	$309,340,365
Distributions reinvested	—	—	821,481	11,829,321
Repurchased	(3,354,544)	(48,183,444)	(23,161,295)	(332,138,240)
Net decrease	(516,457)	$(7,543,402)	(767,054)	$(10,968,554)
Series NAV shares
Sold	30,567,252	$440,320,376	38,729,754	$563,616,117
Distributions reinvested	—	—	14,743,503	211,716,697
Repurchased	(9,922,596)	(142,128,331)	(117,881,934)	(1,638,492,092)
Net increase (decrease)	20,644,656	$298,192,045	(64,408,677)	$(863,159,278)
Total net increase (decrease)	20,287,389	$292,862,858	(65,657,088)	$(879,797,390)
Short Term Government Income Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	272,998	$3,345,712	891,254	$11,053,867
Distributions reinvested	—	—	47,820	586,755
Repurchased	(348,758)	(4,271,171)	(1,196,993)	(14,761,294)
Net decrease	(75,760)	$(925,459)	(257,919)	$(3,120,672)
Series II shares
Sold	570,798	$6,998,622	2,060,581	$25,499,697
Distributions reinvested	—	—	37,388	459,125
Repurchased	(1,152,471)	(14,104,866)	(1,611,679)	(19,982,613)
Net increase (decrease)	(581,673)	$(7,106,244)	486,290	$5,976,209
68

Portfolio share transactions, continued

Short Term Government Income Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,066,335	$13,046,718	2,452,147	$30,378,810
Distributions reinvested	—	—	186,321	2,286,164
Repurchased	(1,121,569)	(13,746,103)	(1,852,254)	(22,927,906)
Net increase (decrease)	(55,234)	$(699,385)	786,214	$9,737,068
Total net increase (decrease)	(712,667)	$(8,731,088)	1,014,585	$12,592,605
Strategic Income Opportunities Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	988,343	$14,348,349	1,246,259	$17,242,252
Distributions reinvested	—	—	385,734	5,373,280
Repurchased	(2,062,406)	(29,995,958)	(5,248,378)	(70,202,164)
Net decrease	(1,074,063)	$(15,647,609)	(3,616,385)	$(47,586,632)
Series II shares
Sold	435,247	$6,337,110	326,428	$4,549,357
Distributions reinvested	—	—	36,497	509,859
Repurchased	(83,652)	(1,218,392)	(442,161)	(5,901,876)
Net increase (decrease)	351,595	$5,118,718	(79,236)	$(842,660)
Series NAV shares
Sold	300,580	$4,344,003	451,481	$6,245,267
Distributions reinvested	—	—	100,844	1,399,714
Repurchased	(49,228)	(711,428)	(413,451)	(5,554,616)
Net increase	251,352	$3,632,575	138,874	$2,090,365
Total net decrease	(471,116)	$(6,896,316)	(3,556,747)	$(46,338,927)
Total Bond Market Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,359,487	$14,594,185	10,439,481	$113,757,910
Distributions reinvested	—	—	846,667	9,152,472
Repurchased	(3,907,626)	(41,593,394)	(5,510,706)	(59,795,492)
Net increase (decrease)	(2,548,139)	$(26,999,209)	5,775,442	$63,114,890
Series II shares
Sold	681,100	$7,257,501	4,117,759	$44,648,520
Distributions reinvested	—	—	151,099	1,636,397
Repurchased	(1,781,941)	(18,956,576)	(2,398,056)	(25,986,110)
Net increase (decrease)	(1,100,841)	$(11,699,075)	1,870,802	$20,298,807
Series NAV shares
Sold	1,874,925	$19,890,769	8,502,670	$92,540,560
Distributions reinvested	—	—	651,448	7,042,157
Repurchased	(1,838,509)	(19,598,103)	(5,037,829)	(54,353,963)
Net increase	36,416	$292,666	4,116,289	$45,228,754
Total net increase (decrease)	(3,612,564)	$(38,405,618)	11,762,533	$128,642,451
Ultra Short Term Bond Trust	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	276,633	$3,170,551	1,094,958	$12,620,460
Distributions reinvested	—	—	21,925	251,265
Repurchased	(429,709)	(4,925,093)	(873,030)	(10,117,045)
Net increase (decrease)	(153,076)	$(1,754,542)	243,853	$2,754,680
Series II shares
Sold	7,178,230	$82,217,942	12,634,587	$145,807,629
Distributions reinvested	—	—	394,546	4,521,502
Repurchased	(8,719,006)	(99,861,526)	(11,082,158)	(127,761,657)
Net increase (decrease)	(1,540,776)	$(17,643,584)	1,946,975	$22,567,474
69

Portfolio share transactions, continued

Ultra Short Term Bond Trust, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	372,327	$4,268,396	892,871	$10,288,662
Distributions reinvested	—	—	58,439	669,716
Repurchased	(187,195)	(2,146,525)	(634,001)	(7,331,244)
Net increase	185,132	$2,121,871	317,309	$3,627,134
Total net increase (decrease)	(1,508,720)	$(17,276,255)	2,508,137	$28,949,288
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 90.73% and 99.89% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.92% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 79.58% and 99.62% of Series II and Series NAV shares, respectively, on June 30, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$151,685,338	$222,383,669	$122,666,398	$251,470,243
Core Bond Trust	1,157,996,556	488,138,319	1,099,895,569	551,066,802
High Yield Trust	—	92,330,541	—	82,452,979
Investment Quality Bond Trust	31,400,362	65,251,523	15,236,595	62,751,305
Opportunistic Fixed Income Trust	1,995,428	151,586,253	1,308,639	136,978,842
Select Bond Trust	4,252,552,589	2,534,361,235	3,984,650,676	2,430,861,910
Short Term Government Income Trust	—	31,023,002	11,323,431	26,274,006
Strategic Income Opportunities Trust	2,989,726	201,799,822	12,484,141	190,243,156
Total Bond Market Trust	13,845,391	112,831,095	20,500,000	156,502,705
Ultra Short Term Bond Trust	—	59,809,138	—	124,793,090
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	340,971	$2,498,620	$38,198,622	$(37,285,509)	$(571)	$113	$7,347	—	$3,411,275
Core Bond Trust
John Hancock Collateral Trust*	163,840	$2,343,146	$35,276,524	$(35,980,225)	$(498)	$202	$4,409	—	$1,639,149
High Yield Trust
John Hancock Collateral Trust*	345,094	$3,208,593	$11,970,914	$(11,726,357)	$(742)	$124	$11,807	—	$3,452,532
Investment Quality Bond Trust
John Hancock Collateral Trust*	61,096	$1,125,357	$2,679,848	$(3,193,820)	$(249)	$106	$3,706	—	$611,242
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	—	$56,869	$233,349	$(290,176)	$(47)	$5	$189	—	—
Select Bond Trust
John Hancock Collateral Trust*	1,341,364	$13,200,540	$256,656,415	$(256,432,495)	$(5,451)	$799	—	—	$13,419,808
Short Term Government Income Trust
John Hancock Collateral Trust*	—	—	$5,049,001	$(5,049,001)	—	—	$1,443	—	—
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	341,886	$2,919,409	$17,820,083	$(17,318,572)	$(581)	$96	$1,805	—	$3,420,435
Total Bond Market Trust
70

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	397,568	$2,699,062	$15,890,294	$(14,611,268)	$(686)	$110	$5,004	—	$3,977,512
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	—	$104,000	$39,848,120	$(39,951,249)	$(871)	—	$7,946	—	—
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2021, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Core Bond Trust	58.6%
Select Bond Trust	91.9%
10.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Active Bond Trust	$-	$5,320,364
11.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	3,369
New Cotai, Inc., Class B	4-12-13	—	3	—	—	3	0.0%	—
								$3,535
[1]	Less than 0.05%.
12.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
71

13.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
14.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
72

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 25-26, 2021. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
73

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;

74

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each
Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into

75

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Active Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and underperformed the peer group median for the three-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-year period relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Core Bond Trust (Wells Capital Management, Incorporated)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and ten-year periods and equaled the benchmark index for the five-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five-year period relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the period group median for the one-, three- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
High Yield Trust (Western Asset Management Company, LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten- periods relative to the benchmark index and to the peer group median for the ten-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, and five-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Investment Quality Bond Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s total net expenses are lower than the peer group median.
Money Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-periods relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Opportunistic Fixed Income Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the ten-year period relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net management fees are equal to the peer group median.
Select Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the ten-year period relative to the benchmark index.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Short Term Government Income Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, five- and ten-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-and ten-year periods and underperformed the peer group median for the three- and five-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-year period relative to the benchmark index and to the peer group median for the three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one- and ten-year periods.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2021.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Total Bond Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one- and three-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust, Ultra Short Term Bond Trust, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Manulife Investment Management (US) LLC, Wells Capital Management, Incorporated, Western Asset Management Company LLC, Western Asset Management Company Limited, Wellington Management Company LLP (the Subadvisors) execute the day-to-day investment management and security level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

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John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
83

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg2, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020
Investment advisor
John Hancock Variable Trust Advisers LLC
Boston, Massachusetts
JHTBSA	6/30
8/21
1115017:0621

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Semiannual report
June 30, 2021

John Hancock Variable Insurance Trust
Semiannual report — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	6
Managed Volatility Balanced Portfolio	7
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	8
Managed Volatility Conservative Portfolio	9

2

John Hancock Variable Insurance Trust
Sector weightings

Managed Volatility Growth Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.0
Equity	68.2
Large Blend	31.0
U.S. Large Cap	17.2
Emerging-Market Equity	7.0
U.S. Mid Cap	6.0
U.S. Small Cap	4.0
International Equity	3.0
Fixed income	28.8
Intermediate Bond	28.8
Unaffiliated investment companies	2.1
Equity	2.1
U.S. Government Agency	0.1
Short-term investments and other	0.8
Managed Volatility Balanced Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.4
Equity	48.2
Large Blend	22.0
U.S. Large Cap	13.7
Emerging-Market Equity	4.3
U.S. Mid Cap	3.7
U.S. Small Cap	2.8
International Equity	1.7
Fixed income	49.2
Intermediate Bond	49.2
Unaffiliated investment companies	1.7
Equity	1.7
U.S. Government Agency	0.1
Short-term investments and other	0.8
Managed Volatility Moderate Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.4
Equity	38.1
Large Blend	18.1
U.S. Large Cap	12.0
Emerging-Market Equity	2.7
U.S. Mid Cap	2.6
U.S. Small Cap	1.8
International Equity	0.9
Fixed income	59.3
Intermediate Bond	59.3
Unaffiliated investment companies	1.7
Equity	1.7
U.S. Government Agency	0.2
Short-term investments and other	0.7
Managed Volatility Conservative Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	98.5
Equity	19.1
Large Blend	9.0
U.S. Large Cap	6.5
Emerging-Market Equity	1.3
U.S. Mid Cap	1.3
U.S. Small Cap	1.0
Fixed income	79.4
Intermediate Bond	79.4
Unaffiliated investment companies	0.8
Equity	0.8
U.S. Government Agency	0.2
Short-term investments and other	0.5

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio[2]
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,091.40	$0.78	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	1,090.20	1.81	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	1,091.30	0.52	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,069.50	$0.77	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	1,068.30	1.79	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	1,070.10	0.51	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,055.90	$0.71	0.14%
	Hypothetical example	1,000.00	1,024.10	0.70	0.14%
Series II	Actual expenses/actual returns	1,000.00	1,055.60	1.73	0.34%
	Hypothetical example	1,000.00	1,023.10	1.71	0.34%
Series NAV	Actual expenses/actual returns	1,000.00	1,055.90	0.46	0.09%
	Hypothetical example	1,000.00	1,024.30	0.45	0.09%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2021	Ending value on 6-30-2021	Expenses paid during period ended 6-30-2021[1]	Annualized expense ratio[2]
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,023.20	$0.75	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	1,021.70	1.75	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	1,023.20	0.50	0.10%
	Hypothetical example	1,000.00	1,024.30	0.50	0.10%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 68.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,141,085	$368,546,905
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	23,170,369	364,238,204
Equity Income, Series NAV, JHVIT (T. Rowe Price)	25,814,929	418,459,994
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,687,778	505,662,862
Mid Cap Stock, Series NAV, JHVIT (Wellington)	4,558,759	131,748,138
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,621,855	140,392,003
Multifactor Developed International ETF, JHETF (DFA)	6,662,886	224,805,774
Multifactor Emerging Markets ETF, JHETF (DFA)	4,897,104	155,166,699
Multifactor Mid Cap ETF, JHETF (DFA)	3,280,957	170,084,811
Multifactor Small Cap ETF, JHETF (DFA)	4,514,404	157,462,412
Small Cap Growth, Class NAV, JHF II (Redwood)	2,194,767	58,468,606
Small Cap Value, Series NAV, JHVIT (Wellington)	4,860,331	85,687,637
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	97,776,274	2,322,186,513
		5,102,910,558
Fixed income - 28.8%
Bond, Class NAV, JHSB (MIM US) (B)	33,422,017	551,129,060
Core Bond, Series NAV, JHVIT (Wells Capital)	13,793,187	192,001,163
Select Bond, Series NAV, JHVIT (MIM US) (B)	97,943,062	1,414,297,819
		2,157,428,042
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,769,117,277)		$7,260,338,600
UNAFFILIATED INVESTMENT COMPANIES - 2.1%
Equity - 2.1%
Fidelity 500 Index Fund	720,089	107,718,168
Fidelity International Index Fund	1,023,202	50,730,373
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $138,991,651)		$158,448,541
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.076%, (3 month LIBOR - 0.100%), 01/25/2022 (C)	$7,500,000	7,499,328
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,500,357)		$7,499,328
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
PSP Capital, Inc. 0.040%, 08/20/2021 *	$3,100,000	$3,099,649
Salt River Project Agricultural Improvement & Power District 0.070%, 08/17/2021 *	2,000,000	1,999,755
The Toronto-Dominion Bank 0.030%, 08/02/2021 *	1,500,000	1,499,876
Yale University 0.060%, 08/17/2021 *	5,000,000	4,999,467
		11,598,747
U.S. Government Agency - 0.0%
Federal Home Loan Bank Discount Note 0.008%, 07/28/2021 *	3,000,000	2,999,933
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	12,557,809	12,557,809
TOTAL SHORT-TERM INVESTMENTS (Cost $27,157,004)		$27,156,489
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,942,766,289) - 99.6%		$7,453,442,958
Other assets and liabilities, net - 0.4%		32,238,840
TOTAL NET ASSETS - 100.0%		$7,485,681,798
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	272	Long	Sep 2021	$41,473,967	$40,341,000	$(1,132,967)
Euro STOXX 50 Index Futures	844	Long	Sep 2021	41,249,163	40,586,353	(662,810)
FTSE 100 Index Futures	135	Long	Sep 2021	13,239,294	13,035,769	(203,525)
Japanese Yen Currency Futures	193	Long	Sep 2021	22,058,196	21,729,388	(328,808)
MSCI Emerging Markets Index Futures	866	Long	Sep 2021	59,460,054	59,095,840	(364,214)
Nikkei 225 Index Futures	84	Long	Sep 2021	21,905,953	21,745,713	(160,240)
Pound Sterling Currency Futures	151	Long	Sep 2021	13,390,729	13,028,469	(362,260)
Russell 2000 E-Mini Index Futures	162	Long	Sep 2021	18,879,520	18,693,180	(186,340)
S&P 500 Index E-Mini Futures	1,184	Long	Sep 2021	250,710,722	253,885,120	3,174,398
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	174	Long	Sep 2021	$47,742,577	$46,847,760	$(894,817)
						$(1,121,583)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 48.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,267,112	$238,442,180
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	11,185,768	175,840,280
Equity Income, Series NAV, JHVIT (T. Rowe Price)	16,923,520	274,330,259
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,938,303	297,775,057
Mid Cap Stock, Series NAV, JHVIT (Wellington)	2,032,674	58,744,292
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,401,884	65,254,761
Multifactor Developed International ETF, JHETF (DFA)	3,035,462	102,416,488
Multifactor Emerging Markets ETF, JHETF (DFA)	2,376,571	75,302,603
Multifactor Mid Cap ETF, JHETF (DFA)	1,871,244	97,005,289
Multifactor Small Cap ETF, JHETF (DFA)	2,150,173	74,998,034
Small Cap Growth, Class NAV, JHF II (Redwood)	1,237,518	32,967,468
Small Cap Value, Series NAV, JHVIT (Wellington)	3,148,326	55,504,996
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	54,795,317	1,301,388,774
		2,849,970,481
Fixed income - 49.2%
Bond, Class NAV, JHSB (MIM US) (B)	45,209,020	745,496,739
Core Bond, Series NAV, JHVIT (Wells Capital)	18,623,008	259,232,272
Select Bond, Series NAV, JHVIT (MIM US) (B)	131,758,119	1,902,587,232
		2,907,316,243
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,831,239,838)		$5,757,286,724
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	656,357	98,184,423
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $81,975,623)		$98,184,423
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.076%, (3 month LIBOR - 0.100%), 01/25/2022 (C)	$7,500,000	7,499,328
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,500,275)		$7,499,328
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
Lime Funding LLC 0.140%, 07/08/2021 *	$1,000,000	$999,982
Salt River Project Agricultural Improvement & Power District
0.060%, 08/04/2021 *	3,000,000	2,999,685
0.070%, 08/17/2021 *	3,000,000	2,999,633
Swedbank 0.030%, 07/08/2021 *	1,500,000	1,499,973
Yale University 0.060%, 08/17/2021 *	2,000,000	1,999,787
		10,499,060
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Note 0.008%, 07/28/2021 *	4,000,000	3,999,910
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	7,488,304	7,488,304
TOTAL SHORT-TERM INVESTMENTS (Cost $21,987,643)		$21,987,274
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,942,703,379) - 99.6%		$5,884,957,749
Other assets and liabilities, net - 0.4%		22,318,360
TOTAL NET ASSETS - 100.0%		$5,907,276,109
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	156	Long	Sep 2021	$23,711,013	$23,136,750	$(574,263)
Euro STOXX 50 Index Futures	478	Long	Sep 2021	23,338,995	22,986,110	(352,885)
FTSE 100 Index Futures	75	Long	Sep 2021	7,337,416	7,242,094	(95,322)
Japanese Yen Currency Futures	107	Long	Sep 2021	12,217,544	12,046,863	(170,681)
MSCI Emerging Markets Index Futures	457	Long	Sep 2021	31,250,563	31,185,680	(64,883)
Nikkei 225 Index Futures	46	Long	Sep 2021	11,958,020	11,908,367	(49,653)
Pound Sterling Currency Futures	84	Long	Sep 2021	7,426,831	7,247,625	(179,206)
Russell 2000 E-Mini Index Futures	93	Long	Sep 2021	10,797,877	10,731,270	(66,607)
S&P 500 Index E-Mini Futures	749	Long	Sep 2021	158,428,871	160,608,070	2,179,199
S&P Mid 400 Index E-Mini Futures	102	Long	Sep 2021	27,842,645	27,462,480	(380,165)
						$245,534

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 38.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,295,222	$58,634,711
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,043,314	32,120,900
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,354,808	70,591,438
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	944,862	71,440,979
Mid Cap Stock, Series NAV, JHVIT (Wellington)	555,552	16,055,445
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,361,962	16,452,507
Multifactor Developed International ETF, JHETF (DFA)	445,412	15,028,201
Multifactor Emerging Markets ETF, JHETF (DFA)	436,914	13,843,795
Multifactor Mid Cap ETF, JHETF (DFA)	241,876	12,538,852
Multifactor Small Cap ETF, JHETF (DFA)	293,689	10,243,872
Small Cap Growth, Class NAV, JHF II (Redwood)	288,762	7,692,629
Small Cap Value, Series NAV, JHVIT (Wellington)	655,356	11,553,931
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	12,739,862	302,571,734
		638,768,994
Fixed income - 59.3%
Bond, Class NAV, JHSB (MIM US) (B)	15,439,348	254,594,851
Core Bond, Series NAV, JHVIT (Wells Capital)	6,361,070	88,546,092
Select Bond, Series NAV, JHVIT (MIM US) (B)	45,040,726	650,388,079
		993,529,022
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,409,216,463)		$1,632,298,016
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	191,853	28,699,335
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,349,735)		$28,699,335
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.080%, (1 month LIBOR + 0.005%), 08/16/2021 (C)	$3,000,000	$3,000,023
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,000,450)		$3,000,023
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.2%
The University of Chicago 0.030%, 07/15/2021 *	1,000,000	999,976
Yale University 0.060%, 08/17/2021 *	1,900,000	1,899,797
		2,899,773
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Note 0.008%, 07/28/2021 *	1,000,000	999,978
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	2,076,613	2,076,613
TOTAL SHORT-TERM INVESTMENTS (Cost $5,976,446)		$5,976,364
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,441,543,094) - 99.7%		$1,669,973,738
Other assets and liabilities, net - 0.3%		5,431,084
TOTAL NET ASSETS - 100.0%		$1,675,404,822
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	35	Long	Sep 2021	$5,317,022	$5,190,938	$(126,084)
Euro STOXX 50 Index Futures	107	Long	Sep 2021	5,223,702	5,145,426	(78,276)
FTSE 100 Index Futures	16	Long	Sep 2021	1,564,574	1,544,980	(19,594)
Japanese Yen Currency Futures	23	Long	Sep 2021	2,625,601	2,589,513	(36,088)
MSCI Emerging Markets Index Futures	91	Long	Sep 2021	6,222,983	6,209,840	(13,143)
Nikkei 225 Index Futures	10	Long	Sep 2021	2,603,089	2,588,775	(14,314)
Pound Sterling Currency Futures	18	Long	Sep 2021	1,591,096	1,553,063	(38,033)
Russell 2000 E-Mini Index Futures	20	Long	Sep 2021	2,321,490	2,307,800	(13,690)
S&P 500 Index E-Mini Futures	185	Long	Sep 2021	39,123,359	39,669,550	546,191
S&P Mid 400 Index E-Mini Futures	22	Long	Sep 2021	6,001,211	5,923,280	(77,931)
						$129,038

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.5%
Equity - 19.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	407,069	$18,428,030
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	573,782	9,019,853
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,373,589	22,265,886
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	267,972	20,261,392
Multifactor Developed International ETF, JHETF (DFA)	12,290	414,665
Multifactor Emerging Markets ETF, JHETF (DFA)	119,556	3,788,180
Multifactor Mid Cap ETF, JHETF (DFA)	229,398	11,891,992
Multifactor Small Cap ETF, JHETF (DFA)	260,033	9,069,951
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,546,254	84,223,534
		179,363,483
Fixed income - 79.4%
Bond, Class NAV, JHSB (MIM US) (B)	11,604,800	191,363,149
Core Bond, Series NAV, JHVIT (Wells Capital)	4,765,720	66,338,822
Select Bond, Series NAV, JHVIT (MIM US) (B)	33,759,838	487,492,061
		745,194,032
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $835,868,200)		$924,557,515
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	52,410	7,840,077
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,365,171)		$7,840,077
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.080%, (1 month LIBOR + 0.005%), 08/16/2021 (C)	$2,000,000	$2,000,015
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,000,300)		$2,000,015
SHORT-TERM INVESTMENTS - 0.3%
Commercial paper - 0.2%
The University of California 0.040%, 08/17/2021 *	2,000,000	1,999,862
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	646,660	646,660
TOTAL SHORT-TERM INVESTMENTS (Cost $2,646,556)		$2,646,522
Total Investments (Managed Volatility Conservative Portfolio) (Cost $846,880,227) - 99.8%		$937,044,129
Other assets and liabilities, net - 0.2%		2,001,687
TOTAL NET ASSETS - 100.0%		$939,045,816
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	7	Long	Sep 2021	$1,057,494	$1,038,188	$(19,306)
Euro STOXX 50 Index Futures	23	Long	Sep 2021	1,122,143	1,106,026	(16,117)
FTSE 100 Index Futures	3	Long	Sep 2021	292,676	289,684	(2,992)
Japanese Yen Currency Futures	4	Long	Sep 2021	456,391	450,350	(6,041)
MSCI Emerging Markets Index Futures	20	Long	Sep 2021	1,364,835	1,364,800	(35)
Nikkei 225 Index Futures	2	Long	Sep 2021	521,570	517,755	(3,815)
Pound Sterling Currency Futures	3	Long	Sep 2021	264,325	258,844	(5,481)
Russell 2000 E-Mini Index Futures	4	Long	Sep 2021	463,056	461,560	(1,496)
S&P 500 Index E-Mini Futures	45	Long	Sep 2021	9,508,701	9,649,350	140,649
S&P Mid 400 Index E-Mini Futures	6	Long	Sep 2021	1,628,630	1,615,440	(13,190)
						$72,176

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2021 (unaudited)

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$193,104,358	$127,671,025	$37,675,722	$12,486,614
Affiliated investments, at value	7,260,338,600	5,757,286,724	1,632,298,016	924,557,515
Total investments, at value	7,453,442,958	5,884,957,749	1,669,973,738	937,044,129
Foreign currency, at value	6,755,973	4,214,721	871,729	216,102
Collateral held at broker for futures contracts	27,250,000	19,000,000	4,720,000	1,870,000
Dividends and interest receivable	1,517,073	1,936,820	655,322	488,126
Receivable for fund shares sold	—	—	54,269	76,226
Receivable for investments sold	3,447,272	3,902,835	185,960	1,286,187
Other assets	155,384	122,309	37,366	23,304
Total assets	7,492,568,660	5,914,134,434	1,676,498,384	941,004,074
Liabilities
Payable for futures variation margin	700,909	351,364	66,019	10,769
Due to custodian	—	—	377	1,400
Payable for investments purchased	2,145,697	2,374,967	640,413	482,904
Payable for fund shares repurchased	3,382,921	3,672,076	226,519	1,353,583
Payable to affiliates
Accounting and legal services fees	318,932	244,459	69,444	39,365
Other liabilities and accrued expenses	338,403	215,459	90,790	70,237
Total liabilities	6,886,862	6,858,325	1,093,562	1,958,258
Net assets	$7,485,681,798	$5,907,276,109	$1,675,404,822	$939,045,816
Net assets consist of
Paid-in capital	$6,413,997,532	$5,187,311,827	$1,498,043,287	$882,571,276
Total distributable earnings (loss)	1,071,684,266	719,964,282	177,361,535	56,474,540
Net assets	$7,485,681,798	$5,907,276,109	$1,675,404,822	$939,045,816
Unaffiliated investments, at cost	$173,649,012	$111,463,541	$32,326,631	$11,012,027
Affiliated investments, at cost	$5,769,117,277	$4,831,239,838	$1,409,216,463	$835,868,200
Foreign currency, at cost	$6,857,541	$4,293,980	$888,247	$220,216
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$610,677,356	$490,694,493	$204,385,677	$153,048,281
Shares outstanding	46,518,824	39,361,730	16,925,033	12,875,453
Net asset value, offering price and redemption price per share	$13.13	$12.47	$12.08	$11.89
Series II
Net assets	$5,816,040,440	$4,153,218,983	$1,331,697,996	$723,879,461
Shares outstanding	445,331,544	336,054,443	111,297,861	61,479,026
Net asset value, offering price and redemption price per share	$13.06	$12.36	$11.97	$11.77
Series NAV
Net assets	$1,058,964,002	$1,263,362,633	$139,321,149	$62,118,074
Shares outstanding	80,506,476	100,995,298	11,520,201	5,210,093
Net asset value, offering price and redemption price per share	$13.15	$12.51	$12.09	$11.92
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2021 (unaudited)

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$14,393,030	$14,358,684	$4,369,989	$3,125,595
Dividends from unaffiliated investments	417,339	288,994	84,451	24,668
Interest	21,283	16,097	5,245	3,003
Total investment income	14,831,652	14,663,775	4,459,685	3,153,266
Expenses
Investment management fees	6,709,799	5,109,185	1,377,771	801,023
Distribution and service fees	7,445,664	5,364,931	1,733,897	974,505
Accounting and legal services fees	485,741	387,013	109,903	62,127
Trustees' fees	72,404	59,030	16,973	9,857
Custodian fees	17,884	17,152	17,123	17,366
Printing and postage	49,080	43,187	16,467	12,296
Professional fees	81,751	70,578	30,866	24,401
Other	111,306	86,537	28,622	16,760
Total expenses	14,973,629	11,137,613	3,331,622	1,918,335
Less expense reductions	(3,918,950)	(2,953,122)	(804,587)	(467,295)
Net expenses	11,054,679	8,184,491	2,527,035	1,451,040
Net investment income	3,776,973	6,479,284	1,932,650	1,702,226
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,794,666	4,154,695	1,350,656	480,341
Affiliated investments	218,483,476	146,707,680	39,784,589	16,050,741
Futures contracts	(5,362,767)	35,465,633	11,704,921	3,772,483
	214,915,375	186,328,008	52,840,166	20,303,565
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	12,930,991	6,883,854	2,010,134	456,350
Affiliated investments	406,192,134	201,456,020	35,396,476	(1,228,747)
Futures contracts	(7,377,152)	(5,426,464)	(1,213,973)	(367,779)
	411,745,973	202,913,410	36,192,637	(1,140,176)
Net realized and unrealized gain (loss)	626,661,348	389,241,418	89,032,803	19,163,389
Increase in net assets from operations	$630,438,321	$395,720,702	$90,965,453	$20,865,615
The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$3,776,973	$114,041,111	$6,479,284	$117,870,020	$1,932,650	$36,583,564
Net realized gain (loss)	214,915,375	(602,778,222)	186,328,008	(364,942,505)	52,840,166	(91,822,127)
Change in net unrealized appreciation (depreciation)	411,745,973	283,548,062	202,913,410	301,405,870	36,192,637	98,618,295
Increase (decrease) in net assets resulting from operations	630,438,321	(205,189,049)	395,720,702	54,333,385	90,965,453	43,379,732
Distributions to shareholders
From earnings
Series I	—	(42,879,993)	—	(37,912,138)	—	(15,203,973)
Series II	—	(458,312,536)	—	(321,920,292)	—	(97,917,019)
Series NAV	—	(60,339,840)	—	(91,761,085)	—	(9,895,427)
Total distributions	—	(561,532,369)	—	(451,593,515)	—	(123,016,419)
From portfolio share transactions
Portfolio share transactions	(694,848,759)	(592,255,161)	(491,259,876)	(373,811,019)	(141,499,602)	(117,606,330)
Issued in reorganization	348,985,371	—	—	—	—	—
Total from portfolio share transactions	(345,863,388)	(592,255,161)	(491,259,876)	(373,811,019)	(141,499,602)	(117,606,330)
Total increase (decrease)	284,574,933	(1,358,976,579)	(95,539,174)	(771,071,149)	(50,534,149)	(197,243,017)
Net assets
Beginning of period	7,201,106,865	8,560,083,444	6,002,815,283	6,773,886,432	1,725,938,971	1,923,181,988
End of period	$7,485,681,798	$7,201,106,865	$5,907,276,109	$6,002,815,283	$1,675,404,822	$1,725,938,971
	Managed Volatility Conservative Portfolio
Increase (decrease) in net assets	Six months ended 6-30-21 (unaudited)	Year ended 12-31-20
From operations
Net investment income	$1,702,226	$24,959,928
Net realized gain (loss)	20,303,565	(46,843,130)
Change in net unrealized appreciation (depreciation)	(1,140,176)	51,671,293
Increase (decrease) in net assets resulting from operations	20,865,615	29,788,091
Distributions to shareholders
From earnings
Series I	—	(6,678,632)
Series II	—	(33,603,380)
Series NAV	—	(2,588,280)
Total distributions	—	(42,870,292)
From portfolio share transactions
Portfolio share transactions	(88,134,134)	(90,955,045)
Issued in reorganization	—	—
Total from portfolio share transactions	(88,134,134)	(90,955,045)
Total increase (decrease)	(67,268,519)	(104,037,246)
Net assets
Beginning of period	1,006,314,335	1,110,351,581
End of period	$939,045,816	$1,006,314,335
The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
06-30-2021[5]	12.03	0.02	1.08	1.10	—	—	—	13.13	9.14[6]	0.26[7]	0.15[7]	0.27[7]	611	5[8]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
12-31-2017	12.99	0.23	2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59	0.13	0.09	1.67	709	9
12-31-2016	13.17	0.22	0.23	0.45	(0.23)	(0.40)	(0.63)	12.99	3.34	0.12	0.10	1.72	676	26
Series II
06-30-2021[5]	11.98	—[9]	1.08	1.08	—	—	—	13.06	9.02[6]	0.46[7]	0.35[7]	0.05[7]	5,816	5[8]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
12-31-2017	12.95	0.20	2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35	0.33	0.29	1.46	8,532	9
12-31-2016	13.14	0.19	0.22	0.41	(0.20)	(0.40)	(0.60)	12.95	3.15	0.32	0.30	1.49	8,177	26
Series NAV
06-30-2021[5]	12.05	0.02	1.08	1.10	—	—	—	13.15	9.13[6]	0.21[7]	0.10[7]	0.34[7]	1,059	5[8]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
12-31-2017	13.00	0.25	2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71	0.08	0.04	1.77	778	9
12-31-2016	13.19	0.24	0.21	0.45	(0.24)	(0.40)	(0.64)	13.00	3.38	0.07	0.05	1.81	677	26
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-21. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes merger activity. 9. Less than $0.005 per share.
Managed Volatility Balanced Portfolio
Series I
06-30-2021[5]	11.66	0.02	0.79	0.81	—	—	—	12.47	6.95[6]	0.25[7]	0.15[7]	0.35[7]	491	4
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
12-31-2017	12.05	0.24	1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13	0.13	0.09	1.91	642	7
12-31-2016	12.24	0.24	0.35	0.59	(0.25)	(0.53)	(0.78)	12.05	4.79	0.12	0.09	1.97	629	17
Series II
06-30-2021[5]	11.57	0.01	0.78	0.79	—	—	—	12.36	6.83[6]	0.45[7]	0.35[7]	0.15[7]	4,153	4
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
12-31-2017	11.99	0.21	1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82	0.33	0.29	1.68	5,985	7
12-31-2016	12.18	0.21	0.35	0.56	(0.22)	(0.53)	(0.75)	11.99	4.61	0.32	0.29	1.75	6,054	17
Series NAV
06-30-2021[5]	11.69	0.02	0.80	0.82	—	—	—	12.51	7.01[6]	0.20[7]	0.10[7]	0.40[7]	1,263	4
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
12-31-2017	12.08	0.25	1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15	0.08	0.04	1.99	1,272	7
12-31-2016	12.26	0.25	0.35	0.60	(0.25)	(0.53)	(0.78)	12.08	4.92	0.07	0.04	2.06	1,183	17
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-21. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
06-30-2021[5]	11.44	0.02	0.62	0.64	—	—	—	12.08	5.59[6]	0.24[7]	0.14[7]	0.39[7]	204	4
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
12-31-2017	11.65	0.25	1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88	0.13	0.09	2.05	266	9
12-31-2016	11.72	0.25	0.38	0.63	(0.25)	(0.45)	(0.70)	11.65	5.29	0.12	0.09	2.07	259	13
Series II
06-30-2021[5]	11.34	0.01	0.62	0.63	—	—	—	11.97	5.56[6]	0.44[7]	0.34[7]	0.18[7]	1,332	4
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
12-31-2017	11.58	0.22	1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65	0.33	0.29	1.80	1,891	9
12-31-2016	11.65	0.22	0.38	0.60	(0.22)	(0.45)	(0.67)	11.58	5.12	0.32	0.29	1.83	1,966	13
Series NAV
06-30-2021[5]	11.45	0.03	0.61	0.64	—	—	—	12.09	5.59[6]	0.19[7]	0.09[7]	0.44[7]	139	4
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
12-31-2017	11.65	0.26	1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02	0.08	0.04	2.11	134	9
12-31-2016	11.73	0.26	0.36	0.62	(0.25)	(0.45)	(0.70)	11.65	5.25	0.07	0.04	2.15	116	13
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-21. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Conservative Portfolio
Series I
06-30-2021[5]	11.62	0.03	0.24	0.27	—	—	—	11.89	2.32[6]	0.25[7]	0.15[7]	0.51[7]	153	2
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
12-31-2017	11.12	0.26	0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
12-31-2016	11.14	0.27	0.24	0.51	(0.27)	(0.26)	(0.53)	11.12	4.58	0.12	0.09	2.38	188	11
Series II
06-30-2021[5]	11.52	0.02	0.23	0.25	—	—	—	11.77	2.17[6]	0.45[7]	0.35[7]	0.31[7]	724	2
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
12-31-2017	11.04	0.23	0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
12-31-2016	11.07	0.24	0.24	0.48	(0.25)	(0.26)	(0.51)	11.04	4.31	0.32	0.29	2.10	1,236	11
Series NAV
06-30-2021[5]	11.65	0.03	0.24	0.27	—	—	—	11.92	2.32[6]	0.20[7]	0.10[7]	0.56[7]	62	2
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
12-31-2017	11.14	0.32	0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
12-31-2016	11.17	0.28	0.23	0.51	(0.28)	(0.26)	(0.54)	11.14	4.53	0.07	0.04	2.42	50	11
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-21. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
On April 23, 2021, Managed Volatility Aggressive Portfolio merged into Managed Volatility Growth Portfolio. This was a tax free merger.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
16

Significant accounting policies, continued

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2021, by major security category or type:
	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,260,338,600	$7,260,338,600	—	—
Unaffiliated investment companies	158,448,541	158,448,541	—	—
U.S. Government and Agency obligations	7,499,328	—	$7,499,328	—
Short-term investments	27,156,489	12,557,809	14,598,680	—
Total investments in securities	$7,453,442,958	$7,431,344,950	$22,098,008	—
Derivatives:
Assets
Futures	$3,174,398	$3,174,398	—	—
Liabilities
Futures	(4,295,981)	(4,295,981)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,757,286,724	$5,757,286,724	—	—
Unaffiliated investment companies	98,184,423	98,184,423	—	—
U.S. Government and Agency obligations	7,499,328	—	$7,499,328	—
Short-term investments	21,987,274	7,488,304	14,498,970	—
Total investments in securities	$5,884,957,749	$5,862,959,451	$21,998,298	—
Derivatives:
Assets
Futures	$2,179,199	$2,179,199	—	—
Liabilities
Futures	(1,933,665)	(1,933,665)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,632,298,016	$1,632,298,016	—	—
Unaffiliated investment companies	28,699,335	28,699,335	—	—
U.S. Government and Agency obligations	3,000,023	—	$3,000,023	—
Short-term investments	5,976,364	2,076,613	3,899,751	—
Total investments in securities	$1,669,973,738	$1,663,073,964	$6,899,774	—
Derivatives:
Assets
Futures	$546,191	$546,191	—	—
Liabilities
Futures	(417,153)	(417,153)	—	—

17

Significant accounting policies, continued

	Total value at 6-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$924,557,515	$924,557,515	—	—
Unaffiliated investment companies	7,840,077	7,840,077	—	—
U.S. Government and Agency obligations	2,000,015	—	$2,000,015	—
Short-term investments	2,646,522	646,660	1,999,862	—
Total investments in securities	$937,044,129	$933,044,252	$3,999,877	—
Derivatives:
Assets
Futures	$140,649	$140,649	—	—
Liabilities
Futures	(68,473)	(68,473)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended June 30, 2021 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$22,179
Managed Volatility Balanced Portfolio	18,491
Managed Volatility Moderate Portfolio	7,328
Managed Volatility Conservative Portfolio	5,422
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
18

Significant accounting policies, continued

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2020, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2020:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Growth Portfolio	$439,194,280	$125,903,723
Managed Volatility Balanced Portfolio	260,787,255	76,673,901
Managed Volatility Moderate Portfolio	60,373,826	21,740,924
Managed Volatility Conservative Portfolio	29,053,111	16,205,216
As of December 31, 2020, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$6,042,853,949	$1,410,590,554	$(1,123,128)	$1,409,467,426
Managed Volatility Balanced Portfolio	5,027,189,567	858,015,042	(1,326)	858,013,716
Managed Volatility Moderate Portfolio	1,467,324,720	202,778,566	(510)	202,778,056
Managed Volatility Conservative Portfolio	858,888,584	78,228,039	(318)	78,227,721
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
19

Derivative instruments, continued

Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$86.2 million to $529.0 million
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$314.6 million to $349.1 million
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$72.7 million to $101.0 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$16.8 million to $28.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(1,824,035)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$3,174,398	(2,471,946)
				$3,174,398	$(4,295,981)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(924,150)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$2,179,199	(1,009,515)
				$2,179,199	$(1,933,665)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(200,205)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$546,191	(216,948)
				$546,191	$(417,153)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(30,828)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$140,649	(37,645)
				$140,649	$(68,473)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$1,299,489
	Equity	(6,662,256)
	Total	$(5,362,767)
Managed Volatility Balanced Portfolio	Currency	$548,177
	Equity	34,917,456
	Total	$35,465,633
Managed Volatility Moderate Portfolio	Currency	$(96,192)
	Equity	11,801,113
	Total	$11,704,921
Managed Volatility Conservative Portfolio	Currency	$(41,877)
	Equity	3,814,360
	Total	$3,772,483
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(2,031,813)
	Equity	(5,345,339)
	Total	$(7,377,152)
20

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Balanced Portfolio	Currency	$(1,400,428)
	Equity	(4,026,036)
	Total	$(5,426,464)
Managed Volatility Moderate Portfolio	Currency	$(299,653)
	Equity	(914,320)
	Total	$(1,213,973)
Managed Volatility Conservative Portfolio	Currency	$(56,330)
	Equity	(311,449)
	Total	$(367,779)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Funds Assets and Other Assets of each portfolio.
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated Funds Assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. Prior to April 30, 2021, the Advisor contractually agreed to reduce its management fee and/or make payment to the portfolios in an amount equal to the amount by which “Other expenses” of the portfolios exceed 0.00% of the average daily net assets of each portfolio. “Other expenses” means all of the expenses of the portfolios, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. This expense limitation agreement expired on April 30, 2021.
The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2021, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$304,013	$3,148,519	$466,418	$3,918,950
Managed Volatility Balanced Portfolio	244,180	2,095,252	613,690	2,953,122
Managed Volatility Moderate Portfolio	97,302	642,657	64,628	804,587
Managed Volatility Conservative Portfolio	73,125	364,908	29,262	467,295
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
21

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.08%
Managed Volatility Balanced Portfolio	0.07%
Managed Volatility Moderate Portfolio	0.07%
Managed Volatility Conservative Portfolio	0.07%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$141,847	$7,303,817	$7,445,664
Managed Volatility Balanced Portfolio	122,304	5,242,627	5,364,931
Managed Volatility Moderate Portfolio	50,987	1,682,910	1,733,897
Managed Volatility Conservative Portfolio	37,664	936,841	974,505
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2021 and for the year ended December 31, 2020 were as follows:
Managed Volatility Growth Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	805,880	$10,361,618	751,837	$9,112,977
Issued in reorganization (Note 9)	3,852,981	49,740,247	—	—
Distributions reinvested	—	—	3,737,245	42,879,993
Repurchased	(3,486,466)	(43,858,290)	(6,364,253)	(76,880,544)
Net increase (decrease)	1,172,395	$16,243,575	(1,875,171)	$(24,887,574)
Series II shares
Sold	—	—	280,592	$3,250,936
Issued in reorganization (Note 9)	4,486,392	$57,641,045	—	—
Distributions reinvested	—	—	40,224,840	458,312,536
Repurchased	(50,551,362)	(636,045,852)	(87,101,027)	(1,054,091,709)
Net decrease	(46,064,970)	$(578,404,807)	(46,595,595)	$(592,528,237)
Series NAV shares
Sold	495,590	$6,325,400	1,183,423	$14,080,731
Issued in reorganization (Note 9)	18,679,577	241,604,079	—	—
Distributions reinvested	—	—	5,248,195	60,339,840
Repurchased	(2,497,622)	(31,631,635)	(4,072,673)	(49,259,921)
Net increase	16,677,545	$216,297,844	2,358,945	$25,160,650
Total net decrease	(28,215,030)	$(345,863,388)	(46,111,821)	$(592,255,161)
Managed Volatility Balanced Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	114,062	$1,375,627	259,740	$2,987,816
Distributions reinvested	—	—	3,362,749	37,912,138
Repurchased	(3,433,268)	(41,257,316)	(5,722,420)	(66,457,834)
Net decrease	(3,319,206)	$(39,881,689)	(2,099,931)	$(25,557,880)
22

Portfolio share transactions, continued

Managed Volatility Balanced Portfolio, Cont'd	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series II shares
Sold	7,258	$85,718	—	—
Distributions reinvested	—	—	28,825,582	$321,920,292
Repurchased	(34,641,232)	(414,128,574)	(60,178,564)	(699,755,865)
Net decrease	(34,633,974)	$(414,042,856)	(31,352,982)	$(377,835,573)
Series NAV shares
Sold	353,464	$4,236,901	469,378	$5,587,926
Distributions reinvested	—	—	8,107,681	91,761,085
Repurchased	(3,444,490)	(41,572,232)	(5,786,057)	(67,766,577)
Net increase (decrease)	(3,091,026)	$(37,335,331)	2,791,002	$29,582,434
Total net decrease	(41,044,206)	$(491,259,876)	(30,661,911)	$(373,811,019)
Managed Volatility Moderate Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	257,506	$3,014,802	578,999	$6,707,558
Distributions reinvested	—	—	1,364,133	15,203,973
Repurchased	(1,561,920)	(18,252,341)	(3,346,067)	(38,069,656)
Net decrease	(1,304,414)	$(15,237,539)	(1,402,935)	$(16,158,125)
Series II shares
Sold	145,449	$1,663,329	207,390	$2,261,393
Distributions reinvested	—	—	8,867,532	97,917,019
Repurchased	(10,403,418)	(121,100,295)	(18,422,012)	(208,844,582)
Net decrease	(10,257,969)	$(119,436,966)	(9,347,090)	$(108,666,170)
Series NAV shares
Sold	280,276	$3,290,339	501,846	$5,695,282
Distributions reinvested	—	—	886,180	9,895,427
Repurchased	(869,971)	(10,115,436)	(731,279)	(8,372,744)
Net increase (decrease)	(589,695)	$(6,825,097)	656,747	$7,217,965
Total net decrease	(12,152,078)	$(141,499,602)	(10,093,278)	$(117,606,330)
Managed Volatility Conservative Portfolio	Six Months Ended 6-30-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	515,966	$6,026,897	1,373,715	$15,916,373
Distributions reinvested	—	—	578,759	6,678,632
Repurchased	(864,061)	(10,098,242)	(2,816,339)	(32,393,462)
Net decrease	(348,095)	$(4,071,345)	(863,865)	$(9,798,457)
Series II shares
Sold	182,259	$2,115,988	1,608,725	$18,277,388
Distributions reinvested	—	—	2,937,722	33,603,380
Repurchased	(7,589,047)	(87,843,194)	(11,877,146)	(136,298,742)
Net decrease	(7,406,788)	$(85,727,206)	(7,330,699)	$(84,417,974)
Series NAV shares
Sold	362,163	$4,230,379	496,360	$5,765,396
Distributions reinvested	—	—	223,584	2,588,280
Repurchased	(220,187)	(2,565,962)	(436,453)	(5,092,290)
Net increase	141,976	$1,664,417	283,491	$3,261,386
Total net decrease	(7,612,907)	$(88,134,134)	(7,911,073)	$(90,955,045)
Affiliates of the Trust owned 100% of shares of the portfolios on June 31, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2021:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$343,013,396	$1,043,821,649
Managed Volatility Balanced Portfolio	245,067,044	709,665,705
Managed Volatility Moderate Portfolio	64,806,131	194,817,239
Managed Volatility Conservative Portfolio	19,432,015	100,825,642
23

8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Equity Income Trust	25.2%
	Strategic Equity Allocation Trust	24.9%
	Mid Value Trust	20.9%
	Core Bond Trust	18.6%
	Select Bond Trust	17.6%
	Emerging Markets Equity Fund	16.2%
	Small Cap Value Trust	15.2%
	Blue Chip Growth Trust	15.0%
	Mid Cap Stock Trust	13.5%
	Small Cap Growth Fund	8.4%
	Fundamental Large Cap Core Fund	8.3%
Managed Volatility Balanced Portfolio
	Core Bond Trust	25.0%
	Select Bond Trust	23.7%
	Equity Income Trust	16.5%
	Strategic Equity Allocation Trust	14.0%
	Small Cap Value Trust	9.9%
	Mid Value Trust	9.7%
	Blue Chip Growth Trust	9.7%
	Emerging Markets Equity Fund	7.8%
	Mid Cap Stock Trust	6.0%
Managed Volatility Moderate Portfolio
	Core Bond Trust	8.6%
	Select Bond Trust	8.1%
Managed Volatility Conservative Portfolio
	Core Bond Trust	6.4%
	Select Bond Trust	6.1%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	8,141,085	$344,827,830	$38,804,483	$(60,142,267)	$9,188,264	$35,868,595	—	—	$368,546,905
Bond	33,422,017	514,317,333	64,747,701	(18,148,137)	1,359,771	(11,147,608)	$8,157,317	—	551,129,060
Core Bond	13,793,187	179,232,257	20,514,988	(4,589,511)	232,652	(3,389,223)	—	—	192,001,163
Emerging Markets Equity	23,170,369	357,317,257	30,050,210	(53,840,329)	17,696,944	13,014,122	—	—	364,238,204
Equity Income	25,814,929	346,851,677	40,029,850	(38,365,568)	1,018,904	68,925,131	—	—	418,459,994
Fundamental Large Cap Core	6,687,778	455,639,051	41,579,609	(89,075,581)	20,959,628	76,560,155	—	—	505,662,862
Mid Cap Stock	4,558,759	130,122,015	10,367,972	(21,774,741)	7,254,463	5,778,429	—	—	131,748,138
Mid Value	11,621,855	133,072,442	5,888,617	(25,957,226)	1,684,310	25,703,860	—	—	140,392,003
Multifactor Developed International ETF	6,662,886	223,570,716	9,568,435	(29,401,464)	6,224,577	14,843,510	3,775,227	—	224,805,774
Multifactor Emerging Markets ETF	4,897,104	152,609,186	7,064,608	(19,172,267)	4,784,547	9,880,625	1,196,460	—	155,166,699
Multifactor Large Cap ETF	—	215,170,584	542	(225,123,537)	63,425,038	(53,472,627)	—	—	—
24

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Mid Cap ETF	3,280,957	$163,704,741	$5,464,233	$(25,711,551)	$7,840,843	$18,786,545	$498,067	—	$170,084,811
Multifactor Small Cap ETF	4,514,404	151,375,502	4,833,638	(21,694,003)	4,984,496	17,962,779	765,959	—	157,462,412
Select Bond	97,943,062	1,318,958,454	146,429,561	(38,920,622)	2,521,799	(14,691,373)	—	—	1,414,297,819
Small Cap Growth	2,194,767	56,028,528	1,876,940	(9,473,239)	1,963,267	8,073,110	—	—	58,468,606
Small Cap Value	4,860,331	76,257,185	8,137,075	(16,216,771)	(1,937,130)	19,447,278	—	—	85,687,637
Strategic Equity Allocation	97,776,274	2,262,230,619	87,934,325	(327,559,900)	69,281,103	230,300,366	—	—	2,322,186,513
					$218,483,476	$462,443,674*	$14,393,030	—	$7,260,338,600
Managed Volatility Balanced Portfolio
Blue Chip Growth	5,267,112	$244,860,729	$14,845,391	$(49,527,760)	$7,312,702	$20,951,118	—	—	$238,442,180
Bond	45,209,020	746,505,054	34,197,721	(20,786,038)	1,556,790	(15,976,788)	$11,408,208	—	745,496,739
Core Bond	18,623,008	258,812,225	9,612,904	(4,548,559)	(36,864)	(4,607,434)	—	—	259,232,272
Emerging Markets Equity	11,185,768	183,595,560	13,741,905	(34,453,815)	11,387,115	1,569,515	—	—	175,840,280
Equity Income	16,923,520	244,494,276	17,855,905	(33,432,534)	(1,034,467)	46,447,079	—	—	274,330,259
Fundamental Large Cap Core	3,938,303	286,586,286	16,347,362	(59,591,795)	13,661,337	40,771,867	—	—	297,775,057
Mid Cap Stock	2,032,674	63,168,332	2,931,515	(12,515,662)	4,705,029	455,078	—	—	58,744,292
Mid Value	5,401,884	64,442,311	1,139,045	(12,497,190)	927,586	11,243,009	—	—	65,254,761
Multifactor Developed International ETF	3,035,462	108,379,177	696,251	(15,561,799)	3,278,637	5,624,222	1,717,291	—	102,416,488
Multifactor Emerging Markets ETF	2,376,571	78,926,753	1,428,947	(11,628,124)	2,904,161	3,670,866	584,636	—	75,302,603
Multifactor Large Cap ETF	—	130,841,907	495	(136,816,140)	39,739,631	(33,765,893)	—	—	—
Multifactor Mid Cap ETF	1,871,244	99,427,006	379,740	(17,044,921)	5,022,015	9,221,449	283,729	—	97,005,289
Multifactor Small Cap ETF	2,150,173	76,628,967	637,087	(12,425,375)	2,838,375	7,318,980	364,820	—	74,998,034
Select Bond	131,758,119	1,898,131,139	63,956,288	(40,883,870)	1,512,060	(20,128,385)	—	—	1,902,587,232
Small Cap Growth	1,237,518	33,766,015	381,476	(6,605,925)	2,065,336	3,360,566	—	—	32,967,468
Small Cap Value	3,148,326	51,422,434	4,292,379	(11,287,422)	(434,321)	11,511,926	—	—	55,504,996
Strategic Equity Allocation	54,795,317	1,351,829,731	702,320	(216,234,680)	51,302,558	113,788,845	—	—	1,301,388,774
					$146,707,680	$201,456,020	$14,358,684	—	$5,757,286,724
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,295,222	$62,879,020	$5,430,841	$(16,709,016)	$2,403,360	$4,630,506	—	—	$58,634,711
Bond	15,439,348	260,488,386	8,751,928	(9,645,098)	736,725	(5,737,090)	$3,923,457	—	254,594,851
Core Bond	6,361,070	90,110,484	2,636,149	(2,588,666)	(57,671)	(1,554,204)	—	—	88,546,092
Emerging Markets Equity	2,043,314	33,770,614	4,550,380	(8,585,026)	2,903,001	(518,069)	—	—	32,120,900
Equity Income	4,354,808	62,653,757	3,806,541	(7,509,014)	161	11,639,993	—	—	70,591,438
Fundamental Large Cap Core	944,862	68,994,145	5,037,954	(15,677,029)	3,595,874	9,490,035	—	—	71,440,979
Mid Cap Stock	555,552	16,887,423	986,346	(3,212,299)	1,235,163	158,812	—	—	16,055,445
Mid Value	1,361,962	17,201,567	73,803	(4,030,675)	252,201	2,955,611	—	—	16,452,507
Multifactor Developed International ETF	445,412	16,193,552	38,324	(2,529,317)	541,208	784,434	253,230	—	15,028,201
25

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	436,914	$14,625,784	$352,821	$(2,356,593)	$589,960	$631,823	$106,747	—	$13,843,795
Multifactor Large Cap ETF	—	32,612,602	—	(34,121,898)	10,333,725	(8,824,429)	—	—	—
Multifactor Mid Cap ETF	241,876	12,962,782	55,930	(2,331,363)	703,166	1,148,337	36,725	—	12,538,852
Multifactor Small Cap ETF	293,689	10,665,142	119,093	(1,947,527)	444,793	962,371	49,830	—	10,243,872
Select Bond	45,040,726	663,003,003	15,166,711	(21,290,265)	881,809	(7,373,179)	—	—	650,388,079
Small Cap Growth	288,762	7,964,232	291,986	(1,843,686)	587,058	693,039	—	—	7,692,629
Small Cap Value	655,356	11,212,994	477,351	(2,515,550)	(24,968)	2,404,104	—	—	11,553,931
Strategic Equity Allocation	12,739,862	316,195,187	1,242,965	(53,429,824)	14,659,024	23,904,382	—	—	302,571,734
					$39,784,589	$35,396,476	$4,369,989	—	$1,632,298,016
Managed Volatility Conservative Portfolio
Blue Chip Growth	407,069	$20,647,348	$2,146,990	$(6,615,683)	$1,606,014	$643,361	—	—	$18,428,030
Bond	11,604,800	204,462,129	3,883,195	(13,050,202)	992,995	(4,924,968)	$3,009,828	—	191,363,149
Core Bond	4,765,720	70,821,213	360,173	(3,574,584)	(28,511)	(1,239,469)	—	—	66,338,822
Emerging Markets Equity	573,782	9,805,081	1,701,833	(3,191,161)	1,239,418	(535,318)	—	—	9,019,853
Equity Income	1,373,589	20,685,340	1,540,741	(3,631,281)	(6,006)	3,677,092	—	—	22,265,886
Fundamental Large Cap Core	267,972	20,218,591	1,748,350	(5,477,565)	2,297,629	1,474,387	—	—	20,261,392
Multifactor Developed International ETF	12,290	458,476	4,043	(85,269)	18,449	18,966	6,987	—	414,665
Multifactor Emerging Markets ETF	119,556	4,115,506	242,010	(912,930)	210,688	132,906	29,404	—	3,788,180
Multifactor Large Cap ETF	—	9,038,161	199	(9,446,958)	2,954,596	(2,545,998)	—	—	—
Multifactor Mid Cap ETF	229,398	12,862,274	302,443	(3,076,267)	923,078	880,464	35,016	—	11,891,992
Multifactor Small Cap ETF	260,033	9,634,844	398,226	(2,240,280)	516,443	760,718	44,360	—	9,069,951
Select Bond	33,759,838	520,319,852	1,773,325	(29,412,384)	1,067,391	(6,256,123)	—	—	487,492,061
Strategic Equity Allocation	3,546,254	90,828,236	1,001,474	(18,549,968)	4,258,557	6,685,235	—	—	84,223,534
					$16,050,741	$(1,228,747)	$3,125,595	—	$924,557,515
*	Includes unrealized appreciation of investments received in reorganization. See Reorganization note following.
9.  Reorganization
On April 6, 2021, the shareholders of Managed Volatility Aggressive Portfolio (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Managed Volatility Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisor and the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 23, 2021. The following outlines the reorganization:
26

Reorganization, continued

Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Managed Volatility Growth Portfolio	Managed Volatility Aggressive Portfolio	$348,985,371	$56,251,540	32,140,529	27,018,950	$7,295,547,690	$7,644,533,061
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at June 30, 2021. See Note 6 for capital shares issued in connection with the above referenced reorganization.
10.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
27

John Hancock Variable Insurance Trust
Special shareholder meeting (unaudited)

Managed Volatility Aggressive Portfolio held a Special Meeting of Shareholders on April 6, 2021. The following proposal was considered by the shareholders:
Proposal:  Approval of Agreement and Plan of Reorganization providing for the reorganization of Managed Volatility Aggressive Portfolio into Managed Volatility Growth Portfolio.
PROPOSAL PASSED ON APRIL 6, 2021.
	SHARES VOTED	% OF SHARES VOTED	% OF OUTSTANDING SHARES
For	31,708,517.935	94.729%	94.729%
Against	448,834.196	1.341%	1.340%
Abstain	1,315,679.611	3.930%	3.930%
28

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 22-24, 2021 telephonic meeting1 at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 25-26, 2021. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At telephonic meetings held on June 22-24, 2021, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that while each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as: (i) that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board; and (ii) that the investment strategies employed by the JHVIT Managed Volatility Portfolios, which are intended to reduce portfolio volatility and the magnitude of portfolio losses, may benefit the John Hancock insurance companies by reducing the likelihood or extent to which an insurer would have to make payments out of its own resources to cover the guarantees under the variable annuity and/or insurance contracts;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that the Funds’ Subadvisor is an affiliate of the Advisor;

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John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates, from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to the John Hancock underlying portfolios in which the Fund invests (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Funds’ advisory fee structure and concluded that: (i) the Funds’ fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process.The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the feesunder the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the

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John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2020	Fees and Expenses	Comments
Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2021.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Managed Volatility Aggressive Portfolio (merged into Managed Volatility Growth Portfolio effective April 23, 2021), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Moderate Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

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John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
36

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg2, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
[1]	Appointed as Independent Trustee effective as of September 15, 2020
[2]	Effective July 31, 2020
Investment advisor
John Hancock Variable Trust Advisers LLC
Boston, Massachusetts
JHTLSA	6/30
8/21
1115018:0621

American Funds

Insurance Series®

Semi-annual report

for the six months ended June 30, 2021

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor's, Moody's and/or Fitch as an indication of an issuer's creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds' participation in market gains. The use of the managed risk strategy could cause the funds' returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds' prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2021, are shown on the following pages, as well as results of the funds' benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about

Capital Group's American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors	104 Asset Allocation Fund
2	Results at a glance	134 Global Balanced Fund
	Investment portfolios	147	The Bond Fund of America®

28	Global Growth Fund	169	Capital World Bond Fund®

33	Global Small Capitalization Fund	191	American High-Income Trust®

41	Growth Fund	210	American Funds Mortgage Fund®

48	International Fund	217	Ultra-Short Bond Fund

53	New World Fund®	219	U.S. Government Securities Fund®

66	Washington Mutual Investors Fund	227	Managed Risk Growth Fund

71	Capital World Growth and Income	229	Managed Risk International Fund

	Fund®	231 Managed Risk Washington Mutual
80	Growth-Income Fund		Investors Fund

86	International Growth and Income	233	Managed Risk Growth-Income Fund

	Fund	235 Managed Risk Asset Allocation Fund
90	Capital Income Builder®	237 Financial statements
American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund	4/30/97	11.76%	40.24%	19.97%	13.82%	11.29%
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	9.90	7.24
Global Small Capitalization Fund	4/30/98	10.86	48.91	18.03	10.77	10.78
MSCI All Country World Small Cap Index1		15.43	54.07	14.13	9.90	8.67
Growth Fund	2/8/84	13.03	53.72	25.84	17.88	14.02
Standard & Poor's 500 Composite Index2		15.25	40.79	17.65	14.84	11.89
International Fund	5/1/90	4.71	34.76	12.27	6.96	8.42
MSCI All Country World Index (ACWI) ex USA1		9.16	35.72	11.08	5.45	6.19
New World Fund	6/17/99	10.21	42.32	15.30	7.72	9.42
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	9.90	6.07
Washington Mutual Investors Fund	7/5/01	15.14	36.86	12.16	12.34	7.40
Standard & Poor's 500 Composite Index2		15.25	40.79	17.65	14.84	8.64
Capital World Growth and Income Fund	5/1/06	10.06	34.95	13.80	10.54	8.08
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	9.90	7.22
Growth-Income Fund	2/8/84	14.30	34.96	16.56	14.03	11.76
Standard & Poor's 500 Composite Index2		15.25	40.79	17.65	14.84	11.89
International Growth and Income Fund	11/18/08	7.20	34.10	9.45	6.04	9.29
MSCI All Country World Index (ACWI) ex USA1		9.16	35.72	11.08	5.45	9.20
Capital Income Builder	5/1/14	9.85	22.58	7.22	—	5.60
70%/30% MSCI ACWI/Bloomberg Barclays U.S.
Aggregate Index3		7.98	26.29	11.27	—	8.26
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	—	10.10
Bloomberg Barclays U.S. Aggregate Index4		–1.60	–0.33	3.03	—	3.34
Asset Allocation Fund	8/1/89	10.22	26.09	12.00	10.67	8.95
60%/40% S&P 500 Index/Bloomberg Barclays
U.S. Aggregate Index5		8.28	23.02	11.89	10.39	8.92
Standard & Poor's 500 Composite Index2		15.25	40.79	17.65	14.84	10.55
Bloomberg Barclays U.S. Aggregate Index4		–1.60	–0.33	3.03	3.39	5.81
Global Balanced Fund	5/2/11	6.10	20.72	10.11	7.57	7.17
60%/40% MSCI ACWI/Bloomberg Barclays
Global Aggregate Index6		5.89	23.58	9.80	6.92	6.55
MSCI All Country World Index (ACWI)1		12.30	39.26	14.61	9.90	9.30
Bloomberg Barclays Global Aggregate Index4		–3.21	2.63	2.34	2.05	2.00
The Bond Fund of America	1/2/96	–0.67	2.45	3.91	3.84	4.80
Bloomberg Barclays U.S. Aggregate Index4		–1.60	–0.33	3.03	3.39	4.99
Capital World Bond Fund	10/4/06	–3.20	4.41	3.07	2.52	4.10
Bloomberg Barclays Global Aggregate Index4		–3.21	2.63	2.34	2.05	3.61
American High-Income Trust	2/8/84	6.62	21.11	8.13	6.02	8.72
Bloomberg Barclays U.S. Corporate High
Yield 2% Issuer Capped Index4		3.61	15.34	7.47	6.65	N/A
American Funds Mortgage Fund	5/2/11	–0.57	0.53	2.63	2.86	2.91
Bloomberg Barclays U.S. Mortgage Backed
Securities Index4		–0.77	–0.42	2.27	2.64	2.72
Ultra-Short Bond Fund	2/8/84	–0.18	–0.27	0.88	0.33	3.26
Bloomberg Barclays Short-Term
Government/Corporate Index4		0.11	0.25	1.47	0.90	N/A
U.S. Government Securities Fund	12/2/85	–1.31	–0.14	2.85	3.01	5.71
Bloomberg Barclays U.S. Government/
Mortgage-Backed Securities Index4		–1.79	–2.01	2.25	2.72	6.07

2American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns

Class P1 shares	date	6 months	1 year	5 years	Lifetime

Managed Risk Growth Fund	5/1/13	7.56%	31.22%	18.32%	12.84%
S&P 500 Managed Risk Index —
Moderate Aggressive7		10.54	21.82	11.49	10.17
Managed Risk International Fund	5/1/13	2.73	20.86	7.91	3.94
S&P EPAC Ex. Korea LargeMidCap Managed
Risk Index — Moderate Aggressive7		6.70	18.87	6.94	3.87
Managed Risk Washington Mutual Investors Fund	5/1/13	9.08	17.85	7.15	6.76
S&P 500 Managed Risk Index — Moderate7		8.97	19.02	10.48	9.33
Managed Risk Growth-Income Fund	5/1/13	8.82	18.76	12.42	9.64
S&P 500 Managed Risk Index — Moderate 7		8.97	19.02	10.48	9.33
Managed Risk Asset Allocation Fund	9/28/12	8.62	19.69	9.27	8.33
S&P 500 Managed Risk Index —
Moderate Conservative7		7.57	16.61	9.55	8.86

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Visit capitalgroup.com/aﬁs for more information.

1Source: MSCI. Results for MSCI indexes reﬂect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free ﬂoat- adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free ﬂoat-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free ﬂoat-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

2Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

3Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

4Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) ﬁxed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade ﬁxed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of ﬁxed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, ﬁxed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

5Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

6Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

7Source: S&P Dow Jones Indices LLC. Standard & Poor's Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a ﬁxed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reﬂected in this report. Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund (formerly Global Growth and Income Fund), Capital Income Builder, The Bond Fund of America (formerly Bond Fund), Capital World Bond Fund, American High-Income Trust (formerly High-Income Bond Fund), American Funds Mortgage Fund and U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund). These waivers will be in effect through at least May 1, 2022, and may only be modiﬁed or terminated with the approval of the series board. Visit capitalgroup.com/aﬁs for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund's net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modiﬁed or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modiﬁed or terminated with the approval of the series board. Applicable fund results shown reﬂect the waivers and reimbursements, without which results would have been lower and the net expense ratios higher. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts and exchange-traded put options. The beneﬁt of the funds' managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds' results can be expected to lag those of the underlying funds.

Funds are listed in the report as follows: equity, balanced, ﬁxed income and managed risk.

4American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since April 30, 1997)		ratio

Class 1	11.76%	40.24%	19.97%	13.82%	11.29%	0.56%
Class 1A	11.62	39.88	19.68	13.54	11.01	0.81
Class 2	11.60	39.87	19.67	13.53	11.01	0.81
Class 4	11.47	39.53	19.37	13.30	10.75	1.06

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund's
assets were
invested as of	The Americas 51.1%
June 30, 2021

Europe 24.2%

Asia/Paciﬁc Basin 19.3%
Short-term securities

Other regions .4%	& other assets
less liabilities 5.0%

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since April 30, 1998)		ratio

Class 1	10.86%	48.91%	18.03%	10.77%	10.78%	0.74%
Class 1A	10.73	48.53	17.75	10.50	10.51	0.99
Class 2	10.72	48.51	17.74	10.49	10.51	0.99
Class 4	10.56	48.18	17.44	10.22	10.23	1.24

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund's
assets were
invested as of	The Americas 50.1%
June 30, 2021

Asia/Paciﬁc Basin 25.0%

Europe 20.4%	Short-term securities

Other regions .4%	& other assets

less liabilities 4.1%

6American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	13.03%	53.72%	25.84%	17.88%	14.02%	0.36%
Class 1A	12.87	53.33	25.53	17.59	13.74	0.61
Class 2	12.87	53.34	25.52	17.58	13.74	0.61
Class 3	12.91	53.43	25.61	17.67	13.82	0.54
Class 4	12.74	52.96	25.21	17.31	13.46	0.86

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were

invested as of Communication services 20.4%

June 30, 2021

Consumer discretionary 17.5%

Information technology 22.4%

Health care 12.6%	Other industries 15.5%

Industrials 8.6%

Short-term securities

& other assets
Other securities .2%	less liabilities 2.8%

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

Class 1	4.71%	34.76%	12.27%	6.96%	8.42%	0.55%
Class 1A	4.61	34.42	12.00	6.70	8.15	0.80
Class 2	4.61	34.46	11.99	6.69	8.15	0.80
Class 3	4.67	34.52	12.07	6.77	8.23	0.73
Class 4	4.47	34.11	11.72	6.45	7.89	1.05

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of

June 30, 2021		Asia/Paciﬁc Basin 44.1%

Europe 33.8%

The Americas 17.5%	Short-term securities

Other regions 1.6%	& other assets
less liabilities 3.0%

8American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years	(since June 17, 1999) expense ratio		expense ratio

Class 1	10.21%	42.32%	15.30%	7.72%	9.42%	0.77%	0.59%
Class 1A	10.05	41.98	15.02	7.45	9.15	1.02	0.84
Class 2	10.09	41.98	15.01	7.45	9.15	1.02	0.84
Class 4	9.92	41.64	14.72	7.19	8.88	1.27	1.09

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of June 30, 2021

The Americas 35.5%	Asia/Paciﬁc Basin 38.0%

Europe 19.2%

Short-term securities

Other regions 2.3%& other assets less liabilities 5.0%

American Funds Insurance Series	9

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund)*

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021†
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 1, 2006)		expense ratio	expense ratio

Class 1	15.14%	36.86%	12.16%	12.34%	7.40%	0.43%	0.27%
Class 1A	15.00	36.58	11.90	12.07	7.14	0.68	0.52
Class 2	15.03	36.49	11.87	12.06	7.13	0.68	0.52
Class 4	14.88	36.17	11.59	11.84	6.90	0.93	0.77

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

†Periods greater than one year are annualized.

			Percent of net assets
Where the fund's
assets were	Financials	16.7%
invested as of			Information technology 18.0%

June 30, 2021	Health care 16.1%

	Industrials	10.8%	Other industries 26.9%

Short-term securities

Communication services 7.9%& other assets less liabilities 3.0%

Other securities .6%

*Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. Though the fund's investment adviser does not intend to change the manner in which the fund is managed, this investment guideline will no longer be disclosed in the fund's registration statement as of November 1, 2021.

10American Funds Insurance Series

Capital World Growth and Income Fund® (formerly Global Growth and Income Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 1, 2006)		expense ratio	expense ratio

Class 1	10.06%	34.95%	13.80%	10.54%	8.08%	0.66%	0.43%
Class 1A	9.94	34.67	13.55	10.28	7.82	0.91	0.68
Class 2	9.98	34.67	13.52	10.26	7.81	0.91	0.68
Class 4	9.82	34.38	13.23	10.01	7.56	1.16	0.93

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of June 30, 2021

Europe 26.1%

Asia/Paciﬁc Basin 18.8%	The Americas 51.2%

Short-term securities

Other regions .2%	& other assets
less liabilities 3.7%

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	14.30%	34.96%	16.56%	14.03%	11.76%	0.30%
Class 1A	14.14	34.61	16.29	13.75	11.48	0.55
Class 2	14.14	34.61	16.27	13.74	11.48	0.55
Class 3	14.19	34.72	16.35	13.82	11.56	0.48
Class 4	14.00	34.29	15.98	13.47	11.21	0.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were

invested as of Communication services 16.8% Information technology 22.2%

June 30, 2021

Health care 11.3%

Industrials	10.3%	Other industries 26.0%

Financials	10.1%	Short-term securities

		& other assets
Other securities 1.1%		less liabilities 2.2%

12American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since November 18, 2008)		ratio

Class 1	7.20%	34.10%	9.45%	6.04%	9.29%	0.68%
Class 1A	7.08	33.82	9.21	5.79	9.03	0.93
Class 2	7.02	33.74	9.18	5.78	9.02	0.93
Class 4	6.88	33.41	8.90	5.55	8.77	1.18

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of June 30, 2021

Europe 46.6%

Asia/Paciﬁc Basin 35.2%	Short-term securities

The Americas 10.9%
& other assets

Other regions 3.2%	less liabilities 4.1%

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years (since May 1, 2014)		expense ratio	expense ratio

Class 1	9.85%	22.58%	7.22%	5.60%	0.53%	0.28%
Class 1A	9.72	22.31	6.96	5.34	0.78	0.53
Class 2	9.72	22.42	6.97	5.43	0.78	0.53
Class 4	9.60	22.03	6.70	5.08	1.03	0.78

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of June 30, 2021

Europe 19.5%	The Americas 66.8%

Short-term securities

Asia/Paciﬁc Basin 10.1%
Other regions .1%	& other assets
less liabilities 3.5%

14American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years (since August 1,1989)		ratio

Class 1	10.22%	26.09%	12.00%	10.67%	8.95%	0.30%
Class 1A	10.10	25.75	11.74	10.40	8.68	0.55
Class 2	10.06	25.75	11.72	10.40	8.68	0.55
Class 3	10.14	25.85	11.81	10.47	8.76	0.48
Class 4	9.97	25.47	11.45	10.16	8.42	0.80

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

.

*Periods greater than one year are annualized.

Where the fund's assets were invested as of June 30, 2021

U.S. Treasury bonds & notes 7.2%

Corporate bonds, notes & loans 7.0%

Mortgage-backed obligations 5.5%

Investment funds 5.2%

Other bonds & notes 1.3%

Convertible stocks .5%

Percent of net assets

Common stocks 69.7%

Short-term securities

&other assets less liabilities 3.6%

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Expense
	6 months	1 year	5 years	10 years	(since May 2, 2011)	ratio

Class 1	6.10%	20.72%	10.11%	7.57%	7.17%	0.72%
Class 1A	5.98	20.45	9.87	7.32	6.92	0.97
Class 2	5.98	20.41	9.83	7.29	6.91	0.97
Class 4	5.82	20.13	9.57	7.15	6.75	1.22

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Where the fund's assets were invested as of June 30, 2021

Bonds & notes of governments

&government agencies outside the U.S. 14.0%

U.S. Treasury bonds & notes 10.5%

Percent of net assets

U.S. common stocks 30.5%

Common stocks of issuers outside the U.S. 30.7%

Corporate bonds, notes & loans 4.7%		Short-term securities
		& other assets

Mortgage-backed obligations .8%		less liabilities 7.9%

Preferred securities and convertible stocks	.8%

Other bonds & notes .1%

16American Funds Insurance Series

The Bond Fund of America® (formerly Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since January 2, 1996) expense ratio			expense ratio

Class 1	-0.67%	2.45%	3.91%	3.84%	4.80%	0.40%	0.21%
Class 1A	–0.79	2.16	3.66	3.58	4.54	0.65	0.46
Class 2	–0.81	2.14	3.64	3.57	4.54	0.65	0.46
Class 4	–0.93	1.89	3.38	3.33	4.28	0.90	0.71

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's
assets were
invested as of
June 30, 2021	U.S. Treasury bonds & notes 49.6%
Corporate bonds, notes & loans 30.4%

Mortgage-backed obligations 11.1%	Short-term securities

Asset-backed obligations 3.3%	& other assets

Municipals 1.7%	less liabilities 3.0%

Other bonds & notes .9%

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since October 4, 2006) expense ratio			expense ratio

Class 1	–3.20%	4.41%	3.07%	2.52%	4.10%	0.58%	0.48%
Class 1A	–3.24	4.21	2.86	2.29	3.86	0.83	0.73
Class 2	–3.26	4.20	2.82	2.26	3.84	0.83	0.73
Class 4	–3.41	3.88	2.56	2.05	3.61	1.08	0.98

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of June 30, 2021

Corporate bonds, notes & loans 29.9%

U.S. Treasury bonds & notes 6.7%

Mortgage-backed obligations 2.8%

Other bonds & notes .2%

Common stocks .1%

Bonds & notes of governments

&government agencies outside the U.S. 53.5%

Short-term securities & other assets less liabilities 6.8%

18American Funds Insurance Series

American High-Income Trust® (formerly High-Income Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years	(since February 8, 1984)	expense ratio	expense ratio

Class 1	6.62%	21.11%	8.13%	6.02%	8.72%	0.52%	0.33%
Class 1A	6.49	20.82	7.90	5.77	8.45	0.77	0.58
Class 2	6.50	20.81	7.88	5.76	8.45	0.77	0.58
Class 3	6.56	20.85	7.93	5.83	8.52	0.70	0.51
Class 4	6.28	20.38	7.58	5.53	8.19	1.02	0.83

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of June 30, 2021

Corporate bonds, notes & loans 86.8%

Equity securities 6.0%		Short-term securities

Convertible securities	.4%
		& other assets

Other bonds & notes	.1%	less liabilities 6.7%

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since May 2, 2011)		expense ratio	expense ratio

Class 1	-0.57%	0.53%	2.63%	2.86%	2.91%	0.48%	0.27%
Class 1A	–0.60	0.38	2.40	2.61	2.66	0.73	0.52
Class 2	–0.70	0.28	2.38	2.60	2.65	0.73	0.52
Class 4	–0.74	0.06	2.13	2.41	2.45	0.98	0.77

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of June 30, 2021

U.S. Treasury bonds & notes 17.6%	Mortgage-backed obligations 57.7%

Asset-backed obligations 3.4%	Short-term securities

Other bonds & notes .4%	& other assets

less liabilities 20.9%

20American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years (since February 8, 1984)		ratio

	Class 1	–0.18%	–0.27%	0.88%	0.33%	3.26%	0.37%
	Class 1A	–0.18	–0.27	0.85	0.19	3.03	0.62
	Class 2	–0.27	–0.45	0.69	0.15	3.07	0.55
	Class 3	-0.27	–0.54	0.62	0.08	3.01	0.62
	Class 4	–0.36	–0.72	0.38	-0.10	2.77	0.87
	Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. When applicable, investment
	results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs
	for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report
	for details.
	*Periods greater than one year are annualized.
						Percent of net assets

Where the fund's	Commercial paper						54.7%
assets were	Bonds & notes of governments & government agencies outside the U.S.						18.7
invested as of	U.S. Treasury bills						15.2
June 30, 2021	Federal agency bills & notes						9.1
	Other assets less liabilities						2.3

	Total						100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund® (formerly U.S. Government/AAA-Rated Securities Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment					Lifetime	Gross	Net
	6 months	1 year	5 years	10 years (since December 2, 1985) expense ratio			expense ratio

Class 1	–1.31%	–0.14%	2.85%	3.01%	5.71%	0.39%	0.23%
Class 1A	–1.42	–0.42	2.62	2.77	5.45	0.64	0.48
Class 2	–1.36	–0.36	2.59	2.76	5.45	0.64	0.48
Class 3	–1.41	–0.38	2.66	2.83	5.52	0.57	0.41
Class 4	–1.58	–0.72	2.31	2.54	5.19	0.89	0.73

Investment results assume all distributions are reinvested and reﬂect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are as of the fund's prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund's assets were invested as of June 30, 2021

Mortgage-backed obligations 17.3%

U.S. Treasury bonds & notes 51.7%

Federal agency bonds & notes 12.9%

Short-term securities & other assets less liabilities 18.1%

22American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	7.56%	31.22%	18.32%	12.84%	0.74%	0.69%
Class P2	7.53	30.94	18.02	12.52	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios shown reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are restated to reﬂect current fees and are as of the fund's prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	2.73%	20.86%	7.91%	3.94%	0.94%	0.86%
Class P2	2.64	20.52	7.56	3.57	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios shown reﬂect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are restated to reﬂect current fees and are as of the fund's prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

24American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	9.08%	17.85%	7.15%	6.76%	0.68%	0.63%
Class P2	8.99	17.61	6.81	6.41	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios shown reﬂect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are restated to reﬂect current fees and are as of the fund's prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	8.82%	18.76%	12.42%	9.64%	0.68%	0.63%
Class P2	8.76	18.44	12.14	9.32	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios shown reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information. Expense ratios are restated to reﬂect current fees and are as of the fund's prospectus dated May 1, 2021.

*Periods greater than one year are annualized.

26American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/aﬁs. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on For periods ended June 30, 2021*
a $1,000 investment				Lifetime	Gross	Net
	6 months	1 year	5 years (since September 28, 2012)		expense ratio	expense ratio

Class P1	8.62%	19.69%	9.27%	8.33%	0.70%	0.65%
Class P2	8.46	19.38	9.00	8.06	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modiﬁed or terminated with the approval of the fund's board. Net expense ratios shown reﬂect the waiver, without which they would have been higher. When applicable, investment results reﬂect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/aﬁs for more information.

*Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 92.05%			Value
		Shares	(000)

Information	ASML Holding NV	560,592	$ 385,140
technology	ASML Holding NV (New York registered) (ADR)	303,400	209,601
31.05%	Taiwan Semiconductor Manufacturing Company, Ltd.	24,817,000	529,964
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,822
	Microsoft Corp.	1,902,900	515,496
	PayPal Holdings, Inc.1	846,600	246,767
	Adyen NV1	61,500	150,259
	Broadcom, Inc.	233,350	111,271
	Adobe, Inc.1	135,000	79,061
	Applied Materials, Inc.	520,137	74,068
	PagSeguro Digital, Ltd., Class A1	1,094,000	61,176
	Zendesk, Inc.1	419,500	60,551
	Samsung Electronics Co., Ltd.	785,100	56,260
	EPAM Systems, Inc.1	105,240	53,773
	Amphenol Corp., Class A	747,000	51,102
	Hexagon AB, Class B	3,136,000	46,464
	Fiserv, Inc.1	419,103	44,798
	Keyence Corp.	72,300	36,490
	DocuSign, Inc.1	106,750	29,844
	Advanced Micro Devices, Inc.1	301,500	28,320
	Mastercard, Inc., Class A	67,500	24,644
	Visa, Inc., Class A	70,197	16,413
	TeamViewer AG1	428,000	16,098
	Network International Holdings PLC1	3,173,000	16,051
	Amadeus IT Group SA, Class A, non-registered shares1	212,301	14,933
	Worldline SA, non-registered shares1	152,800	14,303
	Jack Henry & Associates, Inc.	69,400	11,348

			2,901,017

Consumer	Amazon.com, Inc.1	144,050	495,555
discretionary	Chipotle Mexican Grill, Inc.1	130,000	201,544
18.31%	LVMH Mo÷t Hennessy-Louis Vuitton SE	158,900	124,599
	Domino's Pizza, Inc.	230,200	107,386
	Floor & Decor Holdings, Inc., Class A1	914,698	96,684
	Ocado Group PLC1	2,881,000	79,825
	Renault SA1	1,688,781	68,254
	NIKE, Inc., Class B	383,100	59,185
	Booking Holdings, Inc.1	24,600	53,827
	Coupang, Inc., Class A1,2	906,542	37,912
	Naspers, Ltd., Class N	169,130	35,510
	Prosus NV	347,800	34,011
	MercadoLibre, Inc.1	21,200	33,025
	Xpeng, Inc., Class A (ADR)1	671,711	29,837
	Home Depot, Inc.	92,275	29,426
	Stellantis NV	1,327,055	26,027
	Sony Group Corp.	243,000	23,656
	Entain PLC1	887,000	21,417
	IDP Education, Ltd.	1,119,000	20,594
	MGM China Holdings, Ltd.1	12,708,000	19,248
	EssilorLuxottica	102,335	18,886
	Evolution AB	114,500	18,094
	Wynn Macau, Ltd.1	10,510,400	16,542
	Moncler SpA	217,370	14,707
	Melco Resorts & Entertainment, Ltd. (ADR)1	835,000	13,836
	JD Health International, Inc.1	893,550	12,809
	Marriott International, Inc., Class A1	74,000	10,102
	THG PLC1	1,026,870	8,665
			1,711,163

28American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	DexCom, Inc.1	253,000	$ 108,031
11.76%	UnitedHealth Group, Inc.	259,600	103,954
	Mettler-Toledo International, Inc.1	65,000	90,047
	AstraZeneca PLC	674,300	80,991
	NovoCure, Ltd.1	340,000	75,419
	Cigna Corp.	316,600	75,056
	Pfizer, Inc.	1,699,000	66,533
	Fisher & Paykel Healthcare Corp., Ltd.	2,550,000	55,470
	Regeneron Pharmaceuticals, Inc.1	95,036	53,081
	Merck & Co., Inc.	620,000	48,217
	Tandem Diabetes Care, Inc.1	379,084	36,923
	Silk Road Medical, Inc.1	702,000	33,598
	Danaher Corp.	110,000	29,520
	Humana Inc.	55,000	24,350
	Zoetis, Inc., Class A	130,000	24,227
	Bayer AG	363,860	22,094
	Catalent, Inc.1	200,000	21,624
	Eli Lilly and Company	92,000	21,116
	Zai Lab, Ltd. (ADR)1	95,400	16,885
	Olympus Corp.	796,800	15,836
	bioMérieux SA	135,000	15,687
	Novartis AG	165,600	15,092
	Rede D'Or Sao Luiz SA	1,073,663	14,901
	Sanofi	135,000	14,144
	Teladoc Health, Inc.1	79,000	13,137
	Vertex Pharmaceuticals, Inc.1	49,500	9,981
	Coloplast A/S, Class B	55,750	9,148
	Organon & Co.1	62,000	1,876
	Viatris, Inc.	110,678	1,582

			1,098,520

Communication	Alphabet, Inc., Class A1	95,500	233,191
services	Alphabet, Inc., Class C1	63,852	160,033
9.69%	Facebook, Inc., Class A1	710,030	246,885
	Tencent Holdings, Ltd.	2,028,000	152,538
	Bilibili, Inc., Class Z1	284,200	34,993
	Sea, Ltd., Class A (ADR)1	95,851	26,321
	Altice USA, Inc., Class A1	751,200	25,646
	Kuaishou Technology, Class B1,3,4	571,000	13,180
	Kuaishou Technology, Class B1	900	22
	Bumble, Inc., Class A1	217,500	12,528
			905,337

Financials	AIA Group, Ltd.	12,499,500	155,352
8.84%	Tradeweb Markets, Inc., Class A	1,685,360	142,514
	Kotak Mahindra Bank, Ltd.1	3,018,964	69,284
	JPMorgan Chase & Co.	438,700	68,235
	Allfunds Group PLC1	2,890,300	50,304
	AXA SA	1,692,893	42,927
	Citigroup, Inc.	497,600	35,205
	Prudential PLC	1,773,082	33,688
	Société Générale	1,011,450	29,815
	Moscow Exchange MICEX-RTS PJSC	12,640,000	29,504
	BlackRock, Inc.	26,500	23,187
	HDFC Life Insurance Company, Ltd.	2,064,553	19,062
	QBE Insurance Group, Ltd.	2,132,000	17,252
	Willis Towers Watson PLC	73,000	16,792
	CME Group, Inc., Class A	76,437	16,257
	Bank of America Corp.	385,000	15,874
	FinecoBank SpA1	893,000	15,565
American Funds Insurance Series	29

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Macquarie Group, Ltd.	101,500	$ 11,907
(continued)	Banco Santander, SA	2,946,020	11,247
	Lufax Holding, Ltd. (ADR)1,2	966,000	10,916
	Sberbank of Russia PJSC (ADR)	645,500	10,719

			825,606

Consumer staples	British American Tobacco PLC	2,585,800	100,154
5.51%	Philip Morris International, Inc.	919,500	91,132
	Kweichow Moutai Co., Ltd., Class A	269,957	85,928
	Altria Group, Inc.	1,248,500	59,529
	Keurig Dr Pepper, Inc.	1,624,000	57,230
	Nestlé SA	313,500	39,040
	Walgreens Boots Alliance, Inc.	657,651	34,599
	Associated British Foods PLC	595,000	18,239
	Costco Wholesale Corp.	42,170	16,685
	Mondelez International, Inc.	192,000	11,988

			514,524

Industrials	DSV Panalpina A/S	201,000	46,875
3.49%	Airbus SE, non-registered shares1	327,000	42,047
	MTU Aero Engines AG	167,000	41,366
	Alliance Global Group, Inc.	156,400,700	32,552
	GT Capital Holdings, Inc.	2,454,611	30,522
	NIBE Industrier AB, Class B	2,740,000	28,821
	Safran SA	164,000	22,737
	Country Garden Services Holdings Co., Ltd.	2,003,000	21,644
	Nidec Corp.	149,100	17,280
	General Electric Co.	1,260,000	16,960
	SMC Corp.	22,500	13,296
	Boeing Company1	51,300	12,289
			326,389

Materials	Sherwin-Williams Company	461,700	125,790
1.76%	Shin-Etsu Chemical Co., Ltd.	119,500	19,986
	Koninklijke DSM NV	101,700	18,981

			164,757

Energy	Reliance Industries, Ltd.	1,623,617	46,104
1.10%	Reliance Industries, Ltd., interim shares	106,956	2,139
	Gazprom PJSC (ADR)	4,173,000	31,807
	LUKOIL Oil Co. PJSC (ADR)	246,300	22,812

			102,862

Real estate	Goodman Logistics (HK), Ltd. REIT	1,276,503	20,266
0.36%	ESR Cayman, Ltd.1	4,100,000	13,835
			34,101

Utilities	÷rsted AS	121,736	17,082
0.18%
	Total common stocks (cost: $4,083,141,000)		8,601,358

Preferred securities 2.91%

Health care	Sartorius AG, nonvoting non-registered preferred shares	360,500	187,656
2.01%

30American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)							Value
					Shares		(000)

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares				1,289,000		$84,358
technology
Total preferred securities (cost: $70,623,000)							272,014
0.90%

Short-term securities 5.64%

Money market investments 5.21%

Capital Group Central Cash Fund 0.04%5,6					4,867,535		486,754

Money market investments purchased with collateral from securities on loan 0.43%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%5,7					22,129,193		22,129
Capital Group Central Cash Fund 0.04%5,6,7					178,892		17,888
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%5,7					117,498		118
							40,135

Total short-term securities (cost: $526,921,000)							526,889

Total investment securities 100.60% (cost: $4,680,685,000)							9,400,261
Other assets less liabilities (0.60)%							(56,287)

Net assets 100.00%						$9,343,974
Investments in affiliates6

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.40%
Money market investments 5.21%
Capital Group Central Cash Fund 0.04%5	$125,696	$966,146	$605,039	$(1)	$(48)	$486,754	$103
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 0.04%5,7	—	17,8888				17,888	—9
Total short-term securities						504,642

Total 5.40%				$(1)	$(48)	$504,642	$103

American Funds Insurance Series	31

Global Growth Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $43,575,000, which represented .47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $13,180,000, which represented .14% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,180,000, which represented .14% of the net assets of the fund.

5Rate represents the seven-day yield at 6/30/2021.

6Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

8Represents net activity. Refer to Note 5 for more information on securities lending.

9Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

32American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 93.45%			Value
		Shares	(000)

Information	Cree, Inc.1	1,166,056	$ 114,192
technology	Ceridian HCM Holding, Inc.1	647,135	62,073
22.87%	PAR Technology Corp.1,2	842,082	58,895
	Net One Systems Co., Ltd.	1,616,556	53,330
	BE Semiconductor Industries NV	610,276	51,769
	Silergy Corp.	275,740	37,507
	Kingdee International Software Group Co., Ltd.1	10,717,074	36,371
	Qorvo, Inc.1	181,818	35,573
	Unimicron Technology Corp.	6,678,300	30,920
	Olo, Inc., Class A1	820,670	30,685
	Bentley Systems, Inc., Class B2	455,043	29,478
	OneConnect Financial Technology Co., Ltd. (ADR)1	2,401,585	28,867
	Avast PLC	4,160,243	28,187
	eMemory Technology, Inc.1	573,000	27,455
	Appfolio, Inc., Class A1	193,616	27,338
	Asana, Inc., Class A1,2	430,100	26,679
	Nordic Semiconductor ASA1	992,291	25,147
	SUMCO Corp.	999,000	24,504
	Smartsheet, Inc., Class A1	337,600	24,415
	MACOM Technology Solutions Holdings, Inc.1	380,000	24,350
	Avalara, Inc.1	149,119	24,127
	Pegasystems, Inc.	169,591	23,605
	SimCorp AS	187,352	23,517
	LEM Holding SA1	9,570	20,066
	Euronet Worldwide, Inc.1	140,000	18,949
	Tanla Platforms, Ltd.1	1,677,291	18,046
	SHIFT, Inc.1	114,800	17,784
	Silicon Laboratories, Inc.1	115,900	17,762
	Globant SA1	81,000	17,753
	Rapid7, Inc.1	182,297	17,251
	Keywords Studios PLC1	440,000	15,155
	ON Semiconductor Corp.1	395,000	15,121
	Anaplan, Inc.1	272,133	14,505
	Marvell Technology, Inc.	221,217	12,903
	Aspen Technology, Inc.1	93,100	12,805
	Network International Holdings PLC1	2,494,284	12,618
	Cognex Corp.	136,300	11,456
	GlobalWafers Co., Ltd.	311,000	10,258
	Computer Services, Inc.	163,500	9,197
	Megaport, Ltd.1	650,000	8,984
	INFICON Holding AG	7,397	8,554
	SINBON Electronics Co., Ltd.1	857,000	8,428
	MongoDB, Inc., Class A1	23,300	8,423
	DoubleVerify Holdings, Inc.1	188,100	7,964
	Extreme Networks, Inc.1	678,378	7,571
	ALTEN SA, non-registered shares	53,608	7,107
	Okta, Inc., Class A1	25,463	6,230
	Appier Group, Inc.1,2	422,700	6,008
	BigCommerce Holdings, Inc., Series 11	90,000	5,843
	Pexip Holding ASA1	627,882	5,608
	Alkami Technology, Inc.1	156,207	5,572
	Bechtle AG, non-registered shares	24,781	4,603
	Lightspeed POS, Inc., subordinate voting shares1	54,730	4,576
	Linklogis, Inc., Class B1,2	1,634,615	3,672
	Appen, Ltd.	269,793	2,752
	Yotpo, Ltd.1,3,4,5,6	678,736	1,418
			1,193,926

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Insulet Corp.1	524,329	$ 143,934
19.30%	CanSino Biologics, Inc., Class H1	1,984,600	105,463
	Notre Dame Intermédica Participa÷÷es SA	3,012,035	51,432
	Health Catalyst, Inc.1,2	922,700	51,219
	Applied Molecular Transport, Inc.1,2	1,071,152	48,995
	Cortexyme, Inc.1	689,544	36,546
	Integra LifeSciences Holdings Corp.1	530,900	36,229
	Globus Medical, Inc., Class A1	447,600	34,702
	Ocumension Therapeutics1,2	9,650,966	33,934
	Mani, Inc.	1,459,254	33,442
	Max Healthcare Institute, Ltd.1	9,064,851	31,037
	Allakos, Inc.1	354,275	30,244
	AddLife AB, Class B	982,427	30,191
	PRA Health Sciences, Inc.1	180,222	29,774
	New Frontier Health Corp., Class A1	2,324,870	25,969
	Haemonetics Corp.1	376,300	25,077
	Kronos Bio, Inc.1	1,006,990	24,117
	GVS SpA	1,350,919	22,122
	Nevro Corp.1	131,205	21,752
	CONMED Corp.	148,708	20,437
	Ultragenyx Pharmaceutical, Inc.1	189,727	18,090
	CompuGroup Medical SE & Co. KGaA	205,520	16,096
	Amplifon SpA	311,536	15,382
	Guardant Health, Inc.1	119,227	14,807
	New Horizon Health, Ltd.1	1,270,844	12,963
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	11,457
	Ambu AS, Class B, non-registered shares	266,155	10,232
	Medincell SA1,2	809,800	8,959
	Arjo AB, Class B	765,000	7,884
	BioMarin Pharmaceutical, Inc.1	92,000	7,677
	Alignment Healthcare, Inc.1	322,800	7,544
	iRhythm Technologies, Inc.1	113,527	7,533
	Bachem Holding AG, Class B	10,977	6,501
	Encompass Health Corp.	79,000	6,164
	Nordhealth AS, Class A1	1,279,999	5,679
	Angelalign Technology, Inc.1	102,000	5,263
	Antares Vision SpA1	281,100	3,900
	Madrigal Pharmaceuticals, Inc.1	38,000	3,702
	Innovage Holding Corp.1	52,579	1,120
	NMC Health PLC1,3,4	219,652	3
			1,007,572

Consumer	Lands' End, Inc.1,7	2,100,000	86,205
discretionary	Wyndham Hotels & Resorts, Inc.	768,069	55,524
17.78%	Shop Apotheke Europe NV, non-registered shares1	255,264	47,944
	Mattel, Inc.1	2,100,069	42,211
	Thor Industries, Inc.	369,500	41,754
	Coursera, Inc.1,3,6	975,534	35,119
	Coursera, Inc.1,2	111,000	4,391
	Five Below, Inc.1	199,700	38,596
	YETI Holdings, Inc.1	410,595	37,701
	Entain PLC1	1,513,050	36,533
	Helen of Troy, Ltd.1	160,000	36,499
	Everi Holdings, Inc.1	1,419,053	35,391
	Evolution AB	182,215	28,795
	Skechers USA, Inc., Class A1	550,000	27,407
	Tube Investments of India, Ltd.	1,627,714	25,591
	Tongcheng-Elong Holdings, Ltd.1	10,084,800	25,250
	zooplus AG, non-registered shares1	63,253	20,491
	SSP Group PLC1	5,542,395	20,424
	Inchcape PLC	1,871,000	19,890

34American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Kindred Group PLC (SDR)	1,150,611	$ 18,036
discretionary	Scientific Games Corp.1	223,732	17,326
(continued)	Arco Platform, Ltd., Class A1	538,725	16,517
	Asbury Automotive Group, Inc.1	87,582	15,009
	Melco International Development, Ltd.1	7,826,000	14,373
	Basic-Fit NV1,2	329,911	14,106
	Just Eat Takeaway (EUR denominated)1	150,679	13,913
	B2W - Cia. Digital, ordinary nominative shares1	1,010,093	13,456
	Desenio Group AB1	1,222,785	12,716
	Musti Group Oyj	327,550	12,126
	Leslie's, Inc.1	420,664	11,564
	Bright Horizons Family Solutions, Inc.1	74,300	10,930
	Cie. Plastic Omnium SA	308,912	9,648
	Purple Innovation, Inc., Class A1	347,200	9,170
	Cairn Homes PLC1	6,829,200	8,644
	Golden Entertainment, Inc.1	179,300	8,033
	Zhongsheng Group Holdings, Ltd.	938,500	7,808
	Thule Group AB	155,900	6,911
	Elior Group SA1	882,500	6,593
	frontdoor, inc.1	131,200	6,536
	TopBuild Corp.1	32,600	6,448
	Sonans Gruppen AS1	802,602	5,127
	Dalata Hotel Group PLC1	800,000	3,740
	IDP Education, Ltd.	180,966	3,331
	DESCENTE, Ltd.1	106,700	2,973
	Countryside Properties PLC1	405,700	2,652
	OneSpaWorld Holdings, Ltd.1	245,538	2,379
	Leifheit AG, non-registered shares	36,773	2,045
	China Zenix Auto International, Ltd. (ADR)1	385,648	127
			927,953

Industrials	Nihon M&A Center, Inc.	2,077,284	53,870
15.26%	International Container Terminal Services, Inc.	14,412,500	48,332
	IMCD NV	276,065	43,897
	Boyd Group Services, Inc.	235,355	42,829
	Meggitt PLC1	6,500,850	41,474
	Stericycle, Inc.1	560,931	40,134
	Visional, Inc.1	599,900	32,939
	Instalco AB	730,713	30,311
	Interpump Group SpA	447,000	26,470
	Fasadgruppen Group AB	1,566,704	23,396
	Shoals Technologies Group, Inc., Class A1	607,450	21,564
	Japan Elevator Service Holdings Co., Ltd.	905,800	21,052
	Diploma PLC	487,000	19,563
	Nolato AB, Class B	1,851,000	18,211
	Alfen NV1	193,371	18,056
	Wizz Air Holdings PLC1	273,883	17,689
	Melrose Industries PLC	7,236,000	15,525
	VAT Group AG	45,815	15,231
	Cleanaway Waste Management, Ltd.	7,580,970	15,009
	Centre Testing International Group Co., Ltd.	2,985,669	14,731
	Carel Industries SpA	583,425	14,009
	Vicor Corp., Class A1	131,328	13,887
	Avon Rubber PLC	383,500	13,878
	Marel hf.	1,971,482	13,833
	Woodward, Inc.	105,000	12,902
	Guangzhou Baiyun International Airport Co., Ltd., Class A	7,215,639	12,485
	Cargotec Corp., Class B, non-registered shares	233,700	12,082
	DL E&C Co., Ltd.1	87,568	11,042
	MDA, Ltd.1	823,400	10,794
	Montrose Environmental Group, Inc.1	190,800	10,238
American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	ACV Auctions, Inc., Class A1	362,033	$ 9,279
(continued)	Addtech AB, Class B	497,200	8,250
	IAA, Inc.1	141,750	7,731
	Atlas Corp.	500,000	7,125
	Cummins India, Ltd.	550,000	6,656
	Japan Airport Terminal Co., Ltd.	138,500	6,221
	CAE, Inc.1	200,000	6,160
	Kajaria Ceramics, Ltd.	450,000	5,933
	Rumo SA1	1,518,920	5,848
	Froy ASA1	873,400	5,828
	Imperial Logistics, Ltd.	1,643,000	5,456
	Sitowise Group PLC1	512,300	5,188
	LIXIL Corp.	196,500	5,082
	Granite Construction, Inc.	120,892	5,021
	BELIMO Holding AG	10,460	4,782
	Nitto Boseki Co., Ltd.2	132,500	4,091
	Howden Joinery Group PLC	357,556	4,039
	ITM Power PLC1,2	508,527	3,203
	Controladora Vuela Compa÷÷a de Aviaci÷n, SAB de CV,
	ordinary participation certificates, Class A (ADR)1	135,800	2,609
	The AZEK Co., Inc., Class A1	54,400	2,310
	Matson, Inc.	8,674	555

			796,800

Financials	Janus Henderson Group PLC	1,367,400	53,069
7.83%	Marqeta, Inc., Class B1,3,6	1,859,092	48,010
	Trupanion, Inc.1	393,869	45,334
	Star Health & Allied Insurance Co., Ltd.1,3,4,5	6,037,336	39,715
	Live Oak Bancshares, Inc.	579,250	34,176
	Eurobank Ergasias Services and Holdings SA1	26,815,236	27,027
	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,438
	East West Bancorp, Inc.	287,300	20,597
	Independent Bank Group, Inc.	274,100	20,278
	Stifel Financial Corp.	271,050	17,580
	South State Corp.	213,300	17,439
	Aavas Financiers, Ltd.1	336,227	12,269
	IIFL Wealth Management, Ltd.	677,558	10,614
	Indian Energy Exchange, Ltd.	2,000,000	10,094
	Multi Commodity Exchange of India, Ltd.1	417,000	8,536
	Capitec Bank Holdings, Ltd.	66,400	7,842
	IIFL Finance Ltd.	1,459,000	4,994
	SiriusPoint, Ltd.1	492,500	4,959
	PT Bank Rakyat Indonesia Agroniaga Tbk1	4,530,100	608
			408,579

Consumer staples	Freshpet, Inc.1	300,695	49,001
2.60%	Grocery Outlet Holding Corp.1	911,400	31,589
	Monde Nissin Corp.1	76,219,800	25,794
	AAK AB	452,024	10,131
	Hilton Food Group PLC	586,277	8,872
	Total Produce PLC	1,292,800	4,047
	Vector Group, Ltd.	209,704	2,965
	Raia Drogasil SA, ordinary nominative shares	445,000	2,211
	Zur Rose Group AG1	3,131	1,200
			135,810

36American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Nanofilm Technologies International, Ltd.1	8,615,000	$ 35,172
2.46%	Navin Fluorine International, Ltd.	425,000	21,437
	PI Industries, Ltd.	537,999	21,065
	Lundin Mining Corp.	1,930,004	17,407
	MMG Ltd.1	18,704,000	8,239
	Vidrala, SA, non-registered shares	67,694	8,091
	ACC, Ltd.	230,000	6,234
	SK Materials Co., Ltd.	16,400	5,128
	LANXESS AG	54,500	3,737
	Arkema SA	15,200	1,907

			128,417

Communication	Skillz Inc., Class A1,2	1,119,741	24,321
services	Bandwidth, Inc., Class A1	112,900	15,571
2.01%	Trustpilot AS1	2,573,727	12,155
	DouYu International Holdings, Ltd. (ADR)1	1,435,368	9,818
	Boat Rocker Media, Inc.1	1,676,496	9,454
	Daily Mail and General Trust PLC, Class A, nonvoting shares	663,700	8,850
	Square Enix Holdings Co., Ltd.	143,200	7,102
	New York Times Co., Class A	135,000	5,879
	JCDecaux SA1	180,313	4,999
	Capcom Co., Ltd.	148,714	4,350
	Kamakura Shinsho, Ltd.	255,100	2,310
	Zee Entertainment Enterprises, Ltd.	1,815	5

			104,814

Utilities	ENN Energy Holdings, Ltd.	3,249,700	61,861
1.50%	AC Energy Corp.	69,716,400	11,782
	Neoenergia SA	1,288,255	4,499

			78,142

Real estate	Altus Group, Ltd.	436,402	20,225
1.16%	Embassy Office Parks REIT	3,656,800	17,238
	JHSF Participa÷÷es SA	8,620,906	12,601
	Macrotech Developers, Ltd.1	582,697	5,359
	Mindspace Business Parks REIT	1,250,000	4,755
	Mitre Realty Empreendimentos e Participa÷÷es SA	264,200	633

			60,811

Energy	Pioneer Natural Resources Company	114,558	18,618
0.68%	Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	13,392
	Aegis Logistics, Ltd.1	649,070	3,003
	NuVista Energy, Ltd.1	98,325	316
	Helmerich & Payne, Inc.	7,700	251

			35,580

	Total common stocks (cost: $2,629,196,000)		4,878,404
Preferred securities 1.88%

Information	Avidxchange, Inc., Series F, preferred shares1,3,4,5	492,864	30,439
technology	SmartHR, Inc., Series D, preferred shares1,3,4,5	3,006	14,176
1.30%	Gitlab Inc., Series E, preferred shares1,3,4,5	297,916	12,092
	Yotpo, Ltd., Series F, preferred shares1,3,4,5,6	2,158,609	4,748
	Yotpo, Ltd., Series B, preferred shares1,3,4,5,6	287,894	602
	Yotpo, Ltd., Series C, preferred shares1,3,4,5,6	274,070	573
	Yotpo, Ltd., Series A-1, preferred shares1,3,4,5,6	183,819	384
American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Information	Yotpo, Ltd., Series A, preferred shares1,3,4,5,6	89,605	$187
technology	Yotpo, Ltd., Series C-1, preferred shares1,3,4,5,6	75,980	159
(continued)	Yotpo, Ltd., Series D, preferred shares1,3,4,5,6	42,368	88
	Yotpo, Ltd., Series B-1, preferred shares1,3,4,5,6	33,838	71
	Outreach Corp., Series G, preferred shares1,3,4,5	154,354	4,518
			68,037

Industrials	Azul SA, preferred nominative shares (ADR)1	800,316	21,129
0.42%	Azul SA, preferred nominative shares1	109,500	966
			22,095

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares1,3,4,5	2,931,405	8,231
0.16%
	Total preferred securities (cost: $72,225,000)		98,363

Rights & warrants 0.54%

Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 20231,3,6	355,879	24,840
technology

0.48%

Consumer staples	Qingdao Richen Food Co., Ltd., Class A, warrants, expire 20221,3,6	345,000	3,333
0.06%
	Total rights & warrants (cost: $22,692,000)		28,173

Short-term securities 5.54%

Money market investments 4.10%

	Capital Group Central Cash Fund 0.04%7,8	2,140,121	214,012

Money market investments purchased with collateral from securities on loan 1.44%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%8,9	41,322,097	41,322
	Capital Group Central Cash Fund 0.04%7,8,9	334,046	33,405
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%8,9	219,407	219
			74,946

	Total short-term securities (cost: $288,962,000)		288,958

	Total investment securities 101.41% (cost: $3,013,075,000)		5,293,898
	Other assets less liabilities (1.41)%		(73,486)

	Net assets 100.00%		$5,220,412

38American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	(depreciation)	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 1.65%
Consumer discretionary 1.65%
Lands' End, Inc.1	$45,297	$—	$—	$—	$40,908	$86,205	$ —
Communication services 0.00%
Boat Rocker Media, Inc.1,10	—	13,601	1,215	(321)	(2,611)	—	—
Total common stocks						86,205
Short-term securities 4.74%

Money market investments 4.10%
Capital Group Central Cash Fund 0.04%8	15,136	1,131,389	932,465	(41)	(7)	214,012	68
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 0.04%8,9	—	33,40511				33,405	—12
Total short-term securities						247,417

Total 6.39%				$(362)	$38,290	$333,622	$68

American Funds Insurance Series	39

Global Small Capitalization Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $83,042,000, which represented 1.59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $242,098,000, which represented 4.64% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,924,000, which represented 2.55% of the net assets of the fund.

7Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

8Rate represents the seven-day yield at 6/30/2021.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Unaffiliated issuer at 6/30/2021.

11Represents net activity. Refer to Note 5 for more information on securities lending.

12Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

	Acquisition	Cost	Value	Percent
				of net
Private placement securities	date	(000)	(000)	assets

Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$39,715.76%
Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156		30,439.58
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344		14,176.27
Venture Global LNG, Inc., Series C	5/1/2015	8,280		13,392.26
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550		12,092.23
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000		8,231.16
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748		4,748.09
Yotpo, Ltd.	3/16/2021	1,418		1,418.03
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602		602.01
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573		573.01
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384		384.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187		187.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159		159.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89		88.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71		71.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517		4,518.09

Total private placement securities		$111,788	$130,793	2.50%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

40American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 97.01%			Value
		Shares	(000)

Information	Microsoft Corp.	8,314,185	$2,252,313
technology	Broadcom, Inc.	1,758,306	838,431
22.38%	ASML Holding NV	635,000	436,260
	ASML Holding NV (New York registered) (ADR)	352,484	243,510
	Taiwan Semiconductor Manufacturing Company, Ltd.	15,724,000	335,784
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,215,000	145,994
	RingCentral, Inc., Class A1	1,458,037	423,676
	PayPal Holdings, Inc.1	1,319,600	384,637
	Shopify, Inc., Class A, subordinate voting shares1	223,900	327,113
	Visa, Inc., Class A	1,325,853	310,011
	Apple, Inc.	1,750,027	239,684
	MicroStrategy, Inc., Class A1,2	335,914	223,215
	Mastercard, Inc., Class A	567,662	207,248
	FleetCor Technologies, Inc.1	717,832	183,808
	Cree, Inc.1	1,851,070	181,275
	Advanced Micro Devices, Inc.1	1,816,000	170,577
	MongoDB, Inc., Class A1	456,053	164,872
	Square, Inc., Class A1	642,243	156,579
	Applied Materials, Inc.	1,074,888	153,064
	Keyence Corp.	300,900	151,865
	Fidelity National Information Services, Inc.	884,718	125,338
	Micron Technology, Inc.1	1,447,335	122,995
	ServiceNow, Inc.1	221,680	121,824
	Tyler Technologies, Inc.1	263,200	119,064
	Ceridian HCM Holding, Inc.1	1,229,000	117,886
	Bill.Com Holdings, Inc.1	631,909	115,753
	VeriSign, Inc.1	399,943	91,063
	HubSpot, Inc.1	130,000	75,754
	Samsung Electronics Co., Ltd.	1,003,000	71,875
	Trimble, Inc.1	840,920	68,812
	Intel Corp.	1,136,000	63,775
	Cloudflare, Inc., Class A1	600,000	63,504
	ON Semiconductor Corp.1	1,622,519	62,110
	Elastic NV, non-registered shares1	379,422	55,305
	Qualtrics International, Inc., Class A1	1,396,101	53,401
	NetApp, Inc.	527,540	43,163
	Genpact, Ltd.	933,000	42,386
	Zendesk, Inc.1	293,000	42,292
	Adobe, Inc.1	69,034	40,429
	Flex, Ltd.1	2,234,300	39,927
	MKS Instruments, Inc.	217,800	38,757
	SK hynix, Inc.	330,800	37,452
	Enphase Energy, Inc.1	193,323	35,500
	Okta, Inc., Class A1	142,366	34,834
	Concentrix Corp.1	188,487	30,309
	EPAM Systems, Inc.1	52,839	26,999
	Fiserv, Inc.1	247,500	26,455
	Lam Research Corp.	40,617	26,429
	Motorola Solutions, Inc.	109,000	23,637
	Alteryx, Inc., Class A1	261,518	22,496
	Jack Henry & Associates, Inc.	137,000	22,401
	GoDaddy Inc., Class A1	213,800	18,592
	Smartsheet, Inc., Class A1	238,281	17,232
	Keysight Technologies, Inc.1	102,000	15,750
	Amadeus IT Group SA, Class A, non-registered shares1	196,096	13,793
	TELUS International (Cda), Inc., subordinate voting shares1	396,024	12,320
	SentinelOne, Inc., Class A1	218,400	9,282
	Stripe, Inc., Class B1,3,4,5	168,598	6,765
	Kulicke and Soffa Industries, Inc.	107,460	6,577

			9,492,152

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Facebook, Inc., Class A1	9,740,387	$3,386,830
services	Netflix, Inc.1	3,177,003	1,678,125
20.43%	Alphabet, Inc., Class C1	479,158	1,200,923
	Alphabet, Inc., Class A1	118,216	288,659
	Snap, Inc., Class A1	8,109,000	552,547
	Charter Communications, Inc., Class A1	688,110	496,437
	Activision Blizzard, Inc.	4,642,429	443,074
	Comcast Corp., Class A	3,772,563	215,112
	T-Mobile US, Inc.1	1,333,440	193,122
	Zillow Group, Inc., Class C, nonvoting shares1	509,000	62,210
	Zillow Group, Inc., Class A1	245,000	30,020
	Live Nation Entertainment, Inc.1	517,000	45,284
	Pinterest, Inc., Class A1	521,333	41,159
	Bumble, Inc., Class A1	334,537	19,269
	Iridium Communications, Inc.1	245,040	9,799
	Match Group, Inc.1	13,602	2,193
			8,664,763

Consumer	Tesla, Inc.1	4,564,000	3,102,151
discretionary	Amazon.com, Inc.1	298,383	1,026,485
17.50%	Dollar General Corp.	2,467,686	533,983
	Home Depot, Inc.	1,045,000	333,240
	LVMH Mo÷t Hennessy-Louis Vuitton SE	330,000	258,765
	Domino's Pizza, Inc.	433,000	201,990
	Toll Brothers, Inc.	3,280,000	189,617
	Hermès International	97,299	141,735
	Booking Holdings, Inc.1	64,759	141,698
	Airbnb, Inc., Class A1	897,564	137,453
	Burlington Stores, Inc.1	340,061	109,496
	Royal Caribbean Cruises, Ltd.1	1,272,346	108,506
	Caesars Entertainment, Inc.1	957,985	99,391
	Chipotle Mexican Grill, Inc.1	57,300	88,834
	YETI Holdings, Inc.1	940,000	86,311
	Floor & Decor Holdings, Inc., Class A1	769,300	81,315
	NIKE, Inc., Class B	480,400	74,217
	NVR, Inc.1	12,830	63,807
	Darden Restaurants, Inc.	433,876	63,342
	Aramark	1,395,000	51,964
	Etsy, Inc.1	202,000	41,580
	LGI Homes, Inc.1	248,150	40,185
	Westwing Group AG, non-registered shares1	707,000	38,680
	Norwegian Cruise Line Holdings, Ltd.1	1,182,996	34,792
	Flutter Entertainment PLC1	187,791	34,002
	Wynn Resorts, Ltd.1	276,822	33,855
	Hilton Worldwide Holdings, Inc.1	257,834	31,100
	Evolution AB	196,122	30,992
	adidas AG	75,097	27,952
	Cie. Financière Richemont SA, Class A	219,805	26,595
	lululemon athletica, inc.1	70,000	25,548
	Carvana Co., Class A1	68,400	20,644
	Marriott International, Inc., Class A1	128,000	17,475
	Dollar Tree Stores, Inc.1	172,468	17,161
	YUM! Brands, Inc.	129,700	14,919
	Aptiv PLC1	94,400	14,852
	EssilorLuxottica	69,400	12,808
	Wayfair Inc., Class A1	39,800	12,565
	Pool Corp.	26,203	12,018
	D.R. Horton, Inc.	131,644	11,897
	Peloton Interactive, Inc., Class A1	87,000	10,790

42American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Las Vegas Sands Corp.1	201,200	$ 10,601
discretionary	Arrival Group1	449,469	7,043
(continued)	Helen of Troy, Ltd.1	8,020	1,830
			7,424,184

Health care	UnitedHealth Group, Inc.	1,935,186	774,926
12.61%	Intuitive Surgical, Inc.1	774,000	711,801
	Regeneron Pharmaceuticals, Inc.1	930,500	519,721
	NovoCure, Ltd.1	2,204,210	488,938
	Centene Corp.1	4,864,730	354,785
	Thermo Fisher Scientific, Inc.	674,500	340,265
	Vertex Pharmaceuticals, Inc.1	1,228,131	247,628
	Moderna, Inc.1	750,000	176,235
	Insulet Corp.1	582,500	159,902
	Teladoc Health, Inc.1	893,500	148,580
	Seagen, Inc.1	790,810	124,853
	Biohaven Pharmaceutical Holding Co., Ltd.1	1,012,086	98,253
	Exact Sciences Corp.1	610,000	75,829
	Abbott Laboratories	643,963	74,655
	Vir Biotechnology, Inc.1	1,555,475	73,543
	Oak Street Health, Inc.1	1,161,702	68,041
	DexCom, Inc.1	158,238	67,568
	Danaher Corp.	235,935	63,315
	Gilead Sciences, Inc.	899,185	61,918
	Edwards Lifesciences Corp.1	569,100	58,942
	CRISPR Therapeutics AG1	353,184	57,177
	Cigna Corp.	203,470	48,237
	Guardant Health, Inc.1	361,003	44,833
	Verily Life Sciences LLC1,3,4,5	300,178	44,823
	Catalent, Inc.1	385,000	41,626
	Eli Lilly and Company	169,500	38,904
	Galapagos NV1	527,552	36,582
	QIAGEN NV1	664,342	32,141
	AstraZeneca PLC	256,500	30,809
	Molina Healthcare, Inc.1	96,799	24,496
	Mettler-Toledo International, Inc.1	16,900	23,412
	Pacific Biosciences of California, Inc.1	619,579	21,667
	Humana Inc.	46,800	20,719
	Neurocrine Biosciences, Inc.1	203,800	19,834
	R1 RCM, Inc.1	888,000	19,749
	Syneos Health, Inc., Class A1	210,000	18,793
	Chemed Corp.	37,667	17,873
	Zimmer Biomet Holdings, Inc.	108,400	17,433
	Pfizer, Inc.	427,314	16,734
	Allogene Therapeutics, Inc.1	504,466	13,156
	Allakos, Inc.1	151,733	12,953
	Novavax, Inc.1	37,000	7,855
	Cortexyme, Inc.1	145,600	7,717
	Ultragenyx Pharmaceutical, Inc.1	67,100	6,398
	TG Therapeutics, Inc.1	155,200	6,020
	Incyte Corp.1	70,900	5,965
	Adaptive Biotechnologies Corp.1	141,048	5,763
	Agios Pharmaceuticals, Inc.1	95,882	5,284
	Global Blood Therapeutics, Inc.1	125,000	4,377
	Sana Biotechnology, Inc.1	179,600	3,531
	GoodRx Holdings, Inc., Class A1,2	97,500	3,511
			5,348,070

American Funds Insurance Series	43

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Uber Technologies, Inc.1	8,372,767	$ 419,643
8.58%	TransDigm Group, Inc.1	590,615	382,299
	Delta Air Lines, Inc.1	7,215,000	312,121
	Jacobs Engineering Group, Inc.	2,169,000	289,388
	Carrier Global Corp.	5,950,861	289,212
	United Rentals, Inc.1	591,000	188,535
	Caterpillar, Inc.	859,500	187,053
	MTU Aero Engines AG	687,220	170,227
	TuSimple Holdings, Inc., Class A1,2	1,918,260	136,657
	Airbus SE, non-registered shares1	944,893	121,497
	Dun & Bradstreet Holdings, Inc.1	4,746,028	101,423
	Middleby Corp.1	449,500	77,880
	CSX Corp.	2,335,500	74,923
	Ryanair Holdings PLC (ADR)1	634,951	68,708
	Ryanair Holdings PLC1	96,554	1,827
	Safran SA	489,640	67,883
	Armstrong World Industries, Inc.	616,904	66,169
	Southwest Airlines Co.1	1,100,000	58,399
	Lockheed Martin Corp.	149,500	56,563
	Emerson Electric Co.	577,000	55,530
	BWX Technologies, Inc.	937,200	54,470
	Norfolk Southern Corp.	176,000	46,712
	HEICO Corp.	185,951	25,925
	HEICO Corp., Class A	148,813	18,480
	Equifax, Inc.	176,000	42,154
	Boeing Company1	170,000	40,725
	Rockwell Automation	126,000	36,038
	Northrop Grumman Corp.	98,700	35,871
	AMETEK, Inc.	253,600	33,856
	L3Harris Technologies, Inc.	155,000	33,503
	ITT, Inc.	343,000	31,415
	FedEx Corp.	99,600	29,714
	Waste Connections, Inc.	222,159	26,532
	Parker-Hannifin Corp.	71,215	21,871
	Komatsu, Ltd.	611,400	15,192
	Generac Holdings, Inc.1	31,762	13,186
	Lennox International, Inc.	18,700	6,560

			3,638,141

Financials	Bank of America Corp.	14,780,700	609,408
6.36%	First Republic Bank	1,805,457	337,927
	Capital One Financial Corp.	1,399,000	216,411
	SVB Financial Group1	329,467	183,325
	Intercontinental Exchange, Inc.	1,517,049	180,074
	S&P Global, Inc.	395,300	162,251
	BlackRock, Inc.	150,000	131,245
	KKR & Co., Inc.	1,849,977	109,593
	Athene Holding, Ltd., Class A1	1,355,912	91,524
	Western Alliance Bancorporation	932,501	86,583
	Marsh & McLennan Companies, Inc.	546,720	76,913
	MSCI, Inc.	117,900	62,850
	Arch Capital Group, Ltd.1	1,255,267	48,880
	London Stock Exchange Group PLC	426,339	47,003
	Progressive Corp.	420,000	41,248
	Moody's Corp.	102,277	37,062
	The Blackstone Group, Inc.	360,000	34,970
	East West Bancorp, Inc.	443,509	31,795
	Brookfield Asset Management, Inc., Class A	585,103	29,829
	Aon PLC, Class A	110,000	26,264
	CME Group, Inc., Class A	121,648	25,872
	American International Group, Inc.	458,394	21,820

44American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Ares Management Corp., Class A	310,500	$ 19,745
(continued)	Bright Health Group, Inc.1	1,140,681	19,574
	Everest Re Group, Ltd.	66,500	16,759
	Berkshire Hathaway, Inc., Class A1	26	10,883
	Berkshire Hathaway, Inc., Class B1	17,400	4,836
	BNP Paribas SA	180,106	11,291
	PNC Financial Services Group, Inc.	51,565	9,837
	Trupanion, Inc.1	69,355	7,983
	Goosehead Insurance, Inc., Class A	15,416	1,962
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	4,035	210
			2,695,927

Consumer staples	Kroger Co.	8,641,839	331,069
3.20%	Philip Morris International, Inc.	2,865,403	283,990
	Costco Wholesale Corp.	496,404	196,412
	Constellation Brands, Inc., Class A	694,000	162,320
	Altria Group, Inc.	2,804,349	133,711
	British American Tobacco PLC	2,907,900	112,630
	Estée Lauder Companies, Inc., Class A	158,486	50,411
	Molson Coors Beverage Company, Class B, restricted voting shares1	629,400	33,793
	Monster Beverage Corp.1	305,000	27,862
	Anheuser-Busch InBev SA/NV	201,028	14,495
	Church & Dwight Co., Inc.	104,177	8,878

			1,355,571

Materials	Vale SA, ordinary nominative shares (ADR)	14,736,177	336,132
2.91%	Wheaton Precious Metals Corp.	3,674,000	161,913
	LyondellBasell Industries NV	1,223,605	125,872
	Grupo México, SAB de CV, Series B	25,356,800	119,266
	Franco-Nevada Corp.	752,000	109,130
	Barrick Gold Corp.	4,058,000	83,920
	Royal Gold, Inc.	517,000	58,990
	Celanese Corp.	350,400	53,121
	CF Industries Holdings, Inc.	1,029,000	52,942
	Allegheny Technologies, Inc.1	2,070,860	43,177
	Sherwin-Williams Company	90,658	24,700
	Linde PLC	81,300	23,504
	PPG Industries, Inc.	103,623	17,592
	Ball Corp.	194,200	15,734
	Nucor Corp.	69,742	6,690
	Summit Materials, Inc., Class A1	87,600	3,053
			1,235,736

Energy	Halliburton Company	12,143,661	280,761
2.23%	Canadian Natural Resources, Ltd. (CAD denominated)	5,420,400	196,772
	Canadian Natural Resources, Ltd.	105,100	3,813
	EOG Resources, Inc.	1,493,750	124,639
	Cenovus Energy ,Inc.	12,798,618	122,452
	Suncor Energy, Inc.	2,789,000	66,800
	Pioneer Natural Resources Company	328,000	53,307
	Cimarex Energy Co.	438,200	31,748
	ConocoPhillips	455,980	27,769
	Chesapeake Energy Corp.	345,000	17,912
	Schlumberger, Ltd.	363,800	11,645
	Equitrans Midstream Corp.	936,942	7,973

			945,591

American Funds Insurance Series	45

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	NextEra Energy, Inc.	1,280,000	$93,799
0.59%	PG&E Corp.1	5,296,610	53,867
	Xcel Energy, Inc.	680,000	44,798
	AES Corp.	1,397,884	36,443
	÷rsted AS	146,685	20,583

			249,490

Real estate	Equinix, Inc. REIT	84,384	67,727
0.22%	Pebblebrook Hotel Trust REIT	692,559	16,310
	Park Hotels & Resorts, Inc. REIT1	566,011	11,665
			95,702

	Total common stocks (cost: $18,214,511,000)		41,145,327
Preferred securities 0.17%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	34,751
technology	PsiQuantum, Corp., Series D, preferred shares1,3,4,5	906,761	23,781
0.14%	Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,3,4,5	52,656	2,112
			60,644

Health care	Grail, Inc., Series D, preferred shares1,3,4,5	1,864,884	11,115
0.03%
	Total preferred securities (cost: $57,568,000)		71,759

Convertible bonds & notes 0.06%		Principal amount

		(000)

Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)3,4,5,6	$41,866	25,195
0.06%
	Total convertible bonds & notes (cost: $41,200,000)		25,195

Short-term securities 2.65%		Shares

Money market investments 2.57%

	Capital Group Central Cash Fund 0.04%7,8	10,876,313	1,087,632

Money market investments purchased with collateral from securities on loan 0.08%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%7,9	19,693,764	19,694
	Capital Group Central Cash Fund 0.04%7,8,9	159,204	15,920
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%7,9	104,567	104
			35,718

	Total short-term securities (cost: $1,123,347,000)		1,123,350

	Total investment securities 99.89% (cost: $19,436,626,000)		42,365,631
	Other assets less liabilities 0.11%		47,982

	Net assets 100.00%		$42,413,613

46American Funds Insurance Series

Growth Fund (continued)

Investments in affiliates8

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.61%
Money market investments 2.57%
Capital Group Central Cash Fund 0.04%7	$1,623,691	$2,514,137	$3,050,080	$(13)	$(103)	$1,087,632	$479
Money market investments purchased with collateral from
securities on loan 0.04%
Capital Group Central Cash Fund 0.04%7,9	—	15,92010				15,920	—11
Total short-term securities						1,103,552

Total 2.61%				$(13)	$(103)	$1,103,552	$479

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $38,885,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,791,000, which represented

.27% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

7Rate represents the seven-day yield at 6/30/2021.

8Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

	Acquisition	Cost	Value	Percent
				of net
Private placement securities	date(s)	(000)	(000)	assets

Verily Life Sciences LLC	12/21/2018	$37,000	$44,823.10%
JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)	2/3/2020-5/3/2021	41,200		25,195.06
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	23,781		23,781.06
Grail, Inc., Series D, preferred shares	4/17/2020	9,526		11,115.03
Stripe, Inc., Class B	5/6/2021	6,766		6,765.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113		2,112.00

Total private placement securities		$120,386	$113,791.27%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	47

International Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 94.86%			Value
		Shares	(000)

Financials	AIA Group, Ltd.	27,885,576	$ 346,581
20.00%	HDFC Bank, Ltd.	9,334,386	188,107
	HDFC Bank, Ltd. (ADR)	277,000	20,254
	Banco Santander, SA	52,040,526	198,666
	Kotak Mahindra Bank, Ltd.1	8,191,348	187,989
	ABN AMRO Bank NV1	14,394,921	173,965
	Deutsche Bank AG1	11,620,682	151,379
	BNP Paribas SA	1,964,000	123,124
	Barclays PLC	46,610,000	110,331
	Sberbank of Russia PJSC (ADR)	4,253,000	70,621
	XP, Inc., Class A1	1,291,559	56,247
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,761,500	46,638
	Ping An Insurance (Group) Company of China, Ltd., Class A	962,202	9,572
	Aegon NV2	12,263,736	50,881
	Axis Bank, Ltd.1	3,890,055	39,162
	Bajaj Finserv, Ltd.1	210,962	34,368
	Futu Holdings, Ltd. (ADR)1	165,300	29,604
	B3 SA-Brasil, Bolsa, Balcao	8,125,600	27,478
	KBC Groep NV	277,700	21,173
	FinecoBank SpA1	1,211,135	21,111
	Bajaj Finance, Ltd.1	244,400	19,780
	ING Groep NV	1,486,000	19,629
	Lufax Holding, Ltd. (ADR)1,2	1,655,427	18,706
	PICC Property and Casualty Co., Ltd., Class H	20,936,000	18,336
	IndusInd Bank, Ltd.1	941,500	12,874
	Allfunds Group PLC1	718,245	12,501
			2,009,077

Health care	Daiichi Sankyo Company, Ltd.	10,688,500	230,376
12.53%	WuXi Biologics (Cayman), Inc.1	11,584,200	212,309
	Olympus Corp.	5,290,400	105,146
	Fresenius SE & Co. KGaA	1,675,154	87,388
	Grifols, SA, Class A, non-registered shares2	2,691,000	72,879
	Grifols, SA, Class B (ADR)	793,690	13,770
	Chugai Pharmaceutical Co., Ltd.	2,007,200	79,533
	M3, Inc.	921,200	67,273
	WuXi AppTec Co., Ltd., Class A	2,367,360	57,372
	WuXi AppTec Co., Ltd., Class H	312,000	7,285
	Hikma Pharmaceuticals PLC	1,772,394	59,970
	Teva Pharmaceutical Industries, Ltd. (ADR)1	5,673,498	56,168
	Aier Eye Hospital Group Co., Ltd., Class A	4,612,081	50,664
	Notre Dame Intermédica Participa÷÷es SA	2,760,862	47,143
	Alcon, Inc.	439,639	30,781
	CanSino Biologics, Inc., Class H1	440,000	23,382
	Merck KGaA	110,400	21,168
	Ping An Healthcare and Technology Co., Ltd., Class H1	1,293,000	16,103
	HOYA Corp.	95,000	12,596
	Ambu AS, Class B, non-registered shares	205,254	7,891
	NMC Health PLC1,3,4	449,500	6
			1,259,203

Industrials	Airbus SE, non-registered shares1	2,709,349	348,376
12.46%	Recruit Holdings Co., Ltd.	3,271,109	161,060
	Melrose Industries PLC	45,834,933	98,339
	NIBE Industrier AB, Class B	9,301,304	97,838
	Safran SA	701,300	97,227
	Ryanair Holdings PLC (ADR)1	787,400	85,204
	Ryanair Holdings PLC1	348,056	6,587
	International Consolidated Airlines Group SA (CDI)1	22,925,000	55,249
	MTU Aero Engines AG	182,000	45,082

48American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	International Container Terminal Services, Inc.	12,890,350	$ 43,228
(continued)	ASSA ABLOY AB, Class B	1,432,047	43,138
	Brenntag SE	227,391	21,144
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	20,801
	SMC Corp.	34,700	20,505
	Nihon M&A Center, Inc.	657,010	17,038
	Rumo SA1	4,301,900	16,563
	CCR SA, ordinary nominative shares	5,580,000	15,089
	Bureau Veritas SA1	386,000	12,211
	Airports of Thailand PCL, foreign registered shares	6,239,500	12,074
	LIXIL Corp.	441,700	11,423
	Diploma PLC	253,700	10,191
	Ashtead Group PLC	121,000	8,978
	Alliance Global Group, Inc.	20,000,000	4,163

			1,251,508

Consumer	MercadoLibre, Inc.1	180,203	280,718
discretionary	Delivery Hero SE1	986,587	130,321
11.84%	Prosus NV	999,450	97,735
	Meituan, Class B1	2,368,100	97,722
	Sony Group Corp.	864,500	84,158
	Just Eat Takeaway (GBP denominated)1	452,560	41,894
	Just Eat Takeaway (EUR denominated)1	277,964	25,665
	LVMH Mo÷t Hennessy-Louis Vuitton SE	67,873	53,222
	B2W - Cia. Digital, ordinary nominative shares1	3,734,000	49,744
	Evolution AB	305,145	48,221
	Kering SA	47,338	41,369
	Maruti Suzuki India, Ltd.	392,000	39,637
	Galaxy Entertainment Group, Ltd.1	4,108,000	32,883
	Naspers, Ltd., Class N	147,000	30,864
	Flutter Entertainment PLC (CDI)1	158,674	28,852
	Ferrari NV (EUR denominated)	111,135	22,929
	EssilorLuxottica	84,200	15,539
	H & M Hennes & Mauritz AB, Class B1	606,225	14,380
	adidas AG	37,538	13,972
	Melco Resorts & Entertainment, Ltd. (ADR)1	817,781	13,551
	Bandai Namco Holdings, Inc.	146,442	10,160
	Pan Pacific International Holdings Corp.	417,200	8,660
	Astra International Tbk PT	19,726,000	6,720

			1,188,916

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	6,182,000	132,016
technology	ASML Holding NV	166,945	114,695
10.48%	PagSeguro Digital, Ltd., Class A1	1,671,400	93,465
	StoneCo, Ltd., Class A1	1,340,200	89,874
	Nomura Research Institute, Ltd.	2,361,700	78,124
	Nice, Ltd. (ADR)	302,700	74,906
	Atlassian Corp. PLC, Class A1	267,500	68,710
	Delta Electronics, Inc.	6,220,409	67,646
	Samsung Electronics Co., Ltd.	631,500	45,253
	Fujitsu Ltd.	222,500	41,658
	Keyence Corp.	77,200	38,963
	NXP Semiconductors NV	173,200	35,631
	Infineon Technologies AG	728,000	29,194
	Avast PLC	4,289,000	29,060
	Silergy Corp.	176,000	23,940
	Suse SA1,2	593,940	23,276
	Hexagon AB, Class B	1,272,600	18,855
	OBIC Co., Ltd.	87,900	16,386
American Funds Insurance Series	49

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Afterpay, Ltd.1	120,994	$ 10,723
technology	ASM International NV	31,648	10,395
(continued)	Xero, Ltd.1	95,031	9,771
			1,052,541

Materials	Vale SA, ordinary nominative shares (ADR)	20,069,542	457,786
7.74%	Vale SA, ordinary nominative shares	770,681	17,548
	First Quantum Minerals, Ltd.	6,680,300	153,966
	Linde PLC (EUR denominated)	207,300	59,817
	Shin-Etsu Chemical Co., Ltd.	184,400	30,840
	BASF SE	325,193	25,619
	Akzo Nobel NV	112,728	13,928
	Koninklijke DSM NV	58,300	10,881
	Yunnan Energy New Material Co., Ltd., Class A	141,500	5,127
	Ivanhoe Mines Ltd., Class A1	352,000	2,541
			778,053

Energy	Reliance Industries, Ltd.	12,705,735	360,788
7.33%	Reliance Industries, Ltd., interim shares	196,599	3,933
	Petr÷leo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	11,598,192	141,846
	Neste Oyj	1,576,125	96,510
	TotalEnergies SE	1,147,298	51,906
	Cenovus Energy ,Inc.	4,993,100	47,772
	Canadian Natural Resources, Ltd. (CAD denominated)	558,600	20,278
	Royal Dutch Shell PLC, Class A (GBP denominated)	530,100	10,609
	Royal Dutch Shell PLC, Class B	128,207	2,481

			736,123

Communication	Bilibili, Inc., Class Z (ADR)1	810,306	98,728
services	Bilibili, Inc., Class Z1	208,200	25,635
6.69%	Tencent Holdings, Ltd.	1,647,609	123,927
	Sea, Ltd., Class A (ADR)1	348,800	95,780
	Square Enix Holdings Co., Ltd.	1,385,200	68,702
	SoftBank Corp.	4,438,300	58,068
	SoftBank Group Corp.	690,548	48,328
	Bharti Airtel, Ltd.	6,504,615	46,000
	Kuaishou Technology, Class B1,3,5	1,378,100	31,810
	Kuaishou Technology, Class B1	130,900	3,284
	Yandex NV, Class A1	275,200	19,470
	Playtika Holding Corp.1	687,500	16,390
	Scout24 AG1	154,000	12,987
	Vivendi SA2	343,933	11,553
	América M÷vil, SAB de CV, Series L (ADR)	409,657	6,145
	América M÷vil, SAB de CV, Series L	2,139,900	1,610
	Z Holdings Corp.	766,200	3,840

			672,257

Consumer staples	Danone SA	813,500	57,269
2.90%	Kweichow Moutai Co., Ltd., Class A	141,840	45,148
	Treasury Wine Estates, Ltd.	4,942,835	43,296
	Heineken NV	201,973	24,476
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,219,603	24,051
	Swedish Match AB	2,705,450	23,071
	Shiseido Company, Ltd.	268,200	19,726
	Pernod Ricard SA	87,577	19,440

50American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	CP ALL PCL, foreign registered shares	9,053,300	$16,954
(continued)	Chocoladefabriken Lindt & Spr÷ngli AG	102	10,682
	Dabur India, Ltd.	980,000	7,499

			291,612

Utilities	ENN Energy Holdings, Ltd.	11,219,800	213,578
2.72%	China Gas Holdings, Ltd.	19,477,800	59,455

			273,033

Real estate	Ayala Land, Inc.	23,109,600	17,067
0.17%
	Total common stocks (cost: $6,403,582,000)		9,529,390

Preferred securities 1.83%

Energy	Petr÷leo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	6,336,898	74,839
1.18%	Petr÷leo Brasileiro SA (Petrobras), preferred nominative shares	7,331,500	43,380

			118,219

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	3,026,230	53,108
0.53%

Consumer	Volkswagen AG, nonvoting preferred shares	49,526	12,403
discretionary
	Total preferred securities (cost: $154,504,000)		183,730
0.12%

Rights & warrants 0.26%

Health care	WuXi AppTec Co., Ltd., Class A, warrants, expire 20221,3,5	1,075,200	26,057
0.26%
	Total rights & warrants (cost: $20,683,000)		26,057

Short-term securities 2.61%

Money market investments 2.45%

	Capital Group Central Cash Fund 0.04%6,7	2,456,390	245,639

Money market investments purchased with collateral from securities on loan 0.16%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%6,8	9,073,099	9,073
	Capital Group Central Cash Fund 0.04%6,7,8	73,347	7,335
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%6,8	48,175	48
			16,456

	Total short-term securities (cost: $262,071,000)		262,095

	Total investment securities 99.56% (cost: $6,840,840,000)		10,001,272
	Other assets less liabilities 0.44%		44,090

	Net assets 100.00%		$10,045,362

American Funds Insurance Series	51

International Fund (continued)

Investments in affiliates7

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.52%
Money market investments 2.45%
Capital Group Central Cash Fund 0.04%6	$523,844	$2,062,229	$2,340,380	$(14)	$(40)	$245,639	$191
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%6,8	—	7,3359				7,335	—10
Total short-term securities						252,974

Total 2.52%				$(14)	$(40)	$252,974	$191

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $18,837,000, which represented .19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,873,000, which represented

.58% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,867,000, which represented .58% of the net assets of the fund.

6Rate represents the seven-day yield at 6/30/2021.

7Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Represents net activity. Refer to Note 5 for more information on securities lending.

10Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

52American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 91.07%			Value
		Shares	(000)

Information	Microsoft Corp.	420,593	$113,939
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	4,068,000	86,872
19.77%	PayPal Holdings, Inc.1	283,183	82,542
	PagSeguro Digital, Ltd., Class A1	1,143,943	63,969
	Silergy Corp.	407,000	55,362
	Adobe, Inc.1	79,315	46,450
	ASML Holding NV	59,957	41,192
	Broadcom, Inc.	79,217	37,774
	StoneCo, Ltd., Class A1	494,347	33,151
	Keyence Corp.	64,800	32,705
	Cree, Inc.1	296,765	29,062
	Mastercard, Inc., Class A	75,781	27,667
	EPAM Systems, Inc.1	53,051	27,107
	Apple, Inc.	143,063	19,594
	Micron Technology, Inc.1	199,960	16,993
	Samsung Electronics Co., Ltd.	230,894	16,546
	Network International Holdings PLC1	2,750,461	13,914
	Accenture PLC, Class A	41,622	12,270
	Visa, Inc., Class A	45,465	10,631
	Kingdee International Software Group Co., Ltd.1	2,646,000	8,980
	Hexagon AB, Class B	559,454	8,289
	TELUS International (Cda), Inc., subordinate voting shares1	250,470	7,792
	Nice, Ltd. (ADR)	27,289	6,753
	Advanced Micro Devices, Inc.1	71,707	6,735
	Tokyo Electron, Ltd.	15,200	6,578
	Edenred SA	111,695	6,364
	Cognizant Technology Solutions Corp., Class A	87,831	6,083
	Nokia Corp.1	1,085,473	5,812
	NetEase, Inc.	244,700	5,544
	Trimble, Inc.1	65,051	5,323
	NXP Semiconductors NV	25,406	5,226
	MediaTek, Inc.	147,000	5,075
	Atlassian Corp. PLC, Class A1	18,809	4,831
	Logitech International SA	35,956	4,356
	Halma PLC	115,640	4,306
	Marvell Technology, Inc.	70,257	4,098
	GDS Holdings, Ltd., Class A1	398,400	3,946
	Globant SA1	16,962	3,718
	Autodesk, Inc.1	11,824	3,451
	ON Semiconductor Corp.1	77,914	2,982
	Aspen Technology, Inc.1	19,914	2,739
	Yeahka Ltd.1	398,400	2,506
	Chindata Group Holdings, Ltd., Class A (ADR)1	164,996	2,490
	OneConnect Financial Technology Co., Ltd. (ADR)1	187,563	2,254
	FleetCor Technologies, Inc.1	8,136	2,083
	VeriSign, Inc.1	8,923	2,032
	KLA Corp.	5,708	1,851
	Hamamatsu Photonics KK	29,000	1,749
	Intel Corp.	30,635	1,720
	Linklogis, Inc., Class B1	725,500	1,630
	SAP SE	11,071	1,560
	Elastic NV, non-registered shares1	10,295	1,501
	CMC Materials, Inc.	8,338	1,257
	Applied Materials, Inc.	8,266	1,177
	Infineon Technologies AG	28,823	1,156
	Amadeus IT Group SA, Class A, non-registered shares1	14,929	1,050
	Coforge, Ltd.	18,289	1,023
	Nu Holdings, Ltd., Class A1,2,3,4	12,397	496
	Fabrinet, non-registered shares1	4,700	450
			914,706

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Zai Lab, Ltd. (ADR)1	373,043	$ 66,025
12.77%	Thermo Fisher Scientific, Inc.	93,089	46,961
	WuXi Biologics (Cayman), Inc.1	2,148,600	39,378
	Carl Zeiss Meditec AG, non-registered shares	197,151	38,093
	WuXi AppTec Co., Ltd., Class A	1,010,659	24,493
	WuXi AppTec Co., Ltd., Class H	525,200	12,264
	CanSino Biologics, Inc., Class H1	611,518	32,496
	Abbott Laboratories	240,086	27,833
	Notre Dame Intermédica Participa÷÷es SA	1,412,658	24,122
	Pharmaron Beijing Co., Ltd., Class H	447,200	11,923
	Pharmaron Beijing Co., Ltd., Class A	258,000	8,664
	BeiGene, Ltd. (ADR)1	49,272	16,910
	BeiGene, Ltd.1	49,700	1,352
	AstraZeneca PLC	145,296	17,452
	PerkinElmer, Inc.	106,856	16,500
	Danaher Corp.	53,915	14,469
	BioMarin Pharmaceutical, Inc.1	167,372	13,966
	CSL, Ltd.	55,815	11,938
	Aier Eye Hospital Group Co., Ltd., Class A	1,001,253	10,999
	Jiangsu Hengrui Medicine Co., Ltd., Class A	958,177	10,079
	Koninklijke Philips NV	180,711	8,955
	Medtronic PLC	71,506	8,876
	Olympus Corp.	431,100	8,568
	Shionogi & Co., Ltd.	159,500	8,314
	Novo Nordisk A/S, Class B	94,388	7,908
	Straumann Holding AG	4,859	7,746
	Hypera SA, ordinary nominative shares	1,108,918	7,685
	Laurus Labs, Ltd.	816,515	7,565
	Asahi Intecc Co., Ltd.	296,700	7,093
	Hugel, Inc.1	28,025	5,963
	Pfizer, Inc.	141,271	5,532
	Teva Pharmaceutical Industries, Ltd. (ADR)1	550,859	5,454
	Zoetis, Inc., Class A	29,114	5,426
	Ping An Healthcare and Technology Co., Ltd., Class H1,5	394,900	4,918
	Grifols, SA, Class A, non-registered shares	177,368	4,804
	Eli Lilly and Company	18,928	4,344
	Hikma Pharmaceuticals PLC	122,808	4,155
	Hutchmed China Ltd. (HKD denominated)1	352,500	2,738
	Hutchison China MediTech Ltd. (ADR)1	24,790	973
	Alcon, Inc.	52,853	3,700
	Baxter International, Inc.	45,935	3,698
	HOYA Corp.	26,300	3,487
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	2,624
	bioMérieux SA	20,845	2,422
	Mettler-Toledo International, Inc.1	1,570	2,175
	OdontoPrev SA, ordinary nominative shares	818,190	2,143
	Rede D'Or Sao Luiz SA	139,666	1,938
	Alibaba Health Information Technology, Ltd.1	810,600	1,798
	Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,686
	Merck KGaA	6,156	1,180
	Novartis AG	9,955	907
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	350
	NMC Health PLC1,2,3	49,400	1
			591,043

Consumer	MercadoLibre, Inc.1	54,559	84,991
discretionary	LVMH Mo÷t Hennessy-Louis Vuitton SE	58,279	45,699
12.62%	General Motors Company1	669,943	39,641
	Meituan, Class B1	669,800	27,640
	Hermès International	18,887	27,513
	Li Ning Co., Ltd.	2,230,501	27,234

54American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Evolution AB	132,575	$ 20,950
discretionary	Galaxy Entertainment Group, Ltd.1	2,616,000	20,940
(continued)	Xpeng, Inc., Class A (ADR)1	448,338	19,915
	Pop Mart International Group, Ltd.5	1,895,721	18,800
	EssilorLuxottica	100,652	18,575
	Kering SA	14,165	12,379
	adidas AG	31,261	11,636
	JD Health International, Inc.1	722,450	10,356
	Booking Holdings, Inc.1	4,571	10,002
	China MeiDong Auto Holdings, Ltd.	1,816,000	9,905
	Naspers, Ltd., Class N	43,073	9,044
	Alibaba Group Holding, Ltd.1	210,800	5,973
	Alibaba Group Holding, Ltd. (ADR)1	13,490	3,059
	NIKE, Inc., Class B	56,614	8,746
	Marriott International, Inc., Class A1	63,151	8,621
	Zhongsheng Group Holdings, Ltd.	1,016,500	8,457
	YUM! Brands, Inc.	73,319	8,434
	Cie. Financière Richemont SA, Class A	68,251	8,258
	Delivery Hero SE1	57,692	7,621
	Gree Electric Appliances, Inc. of Zhuhai, Class A	933,746	7,529
	Wyndham Hotels & Resorts, Inc.	93,354	6,749
	Melco Resorts & Entertainment, Ltd. (ADR)1	388,822	6,443
	Jumbo SA	362,261	6,095
	Huazhu Group, Ltd. (ADR)1	113,439	5,991
	Industria de Dise÷o Textil, SA	167,427	5,898
	Trip.com Group, Ltd. (ADR)1	164,455	5,832
	JD.com, Inc., Class A1	147,500	5,802
	Midea Group Co., Ltd., Class A	510,211	5,636
	IDP Education, Ltd.	263,377	4,847
	Astra International Tbk PT	13,071,600	4,453
	Samsonite International SA1	2,050,500	4,194
	Wynn Macau, Ltd.1	2,588,400	4,074
	Aptiv PLC1	24,248	3,815
	Lojas Americanas SA, ordinary nominative shares	885,022	3,676
	Airbnb, Inc., Class A1	20,039	3,069
	Domino's Pizza, Inc.	6,251	2,916
	Maruti Suzuki India, Ltd.	27,343	2,765
	SAIC Motor Corp., Ltd., Class A1	791,400	2,691
	Inchcape PLC	236,248	2,511
	Suzuki Motor Corp.	57,200	2,420
	Shangri-La Asia, Ltd.1	2,212,000	2,165
	Flutter Entertainment PLC (CDI)1	11,607	2,111
	Wynn Resorts, Ltd.1	13,198	1,614
	Entain PLC1	57,643	1,392
	Stellantis NV	67,946	1,333
	Levi Strauss & Co., Class A	39,011	1,081
	Vivo Energy PLC	795,978	1,061
	Jiumaojiu International Holdings, Ltd.	239,000	977
	Cyrela Brazil Realty SA, ordinary nominative shares	119,389	560

			584,089

Financials	Kotak Mahindra Bank, Ltd.1	2,928,184	67,201
11.81%	HDFC Bank, Ltd.	2,839,911	57,230
	HDFC Bank, Ltd. (ADR)	74,181	5,424
	AIA Group, Ltd.	4,698,400	58,395
	Société Générale	1,173,681	34,598
	Sberbank of Russia PJSC (ADR)	1,459,582	24,255
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,218,300	21,728
	Ping An Insurance (Group) Company of China, Ltd., Class A	36,100	359
	Capitec Bank Holdings, Ltd.	182,970	21,609
	B3 SA-Brasil, Bolsa, Balcao	6,200,123	20,967
American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Bajaj Finance, Ltd.1	252,982	$ 20,475
(continued)	UniCredit SpA	1,573,395	18,563
	Banco Santander, SA	4,561,650	17,414
	ICICI Bank, Ltd. (ADR)1	796,728	13,624
	ICICI Bank, Ltd.1	358,668	3,044
	XP, Inc., Class A1	328,325	14,299
	S&P Global, Inc.	32,531	13,352
	Bajaj Finserv, Ltd.1	79,103	12,887
	TCS Group Holding PLC (GDR)	119,451	10,452
	TCS Group Holding PLC (GDR)6	20,618	1,804
	HDFC Life Insurance Company, Ltd.	1,223,937	11,301
	China Merchants Bank Co., Ltd., Class H	1,129,500	9,638
	Hong Kong Exchanges and Clearing, Ltd.	146,200	8,714
	Futu Holdings, Ltd. (ADR)1	46,495	8,327
	Moody's Corp.	22,106	8,011
	Banco Bilbao Vizcaya Argentaria, SA	1,211,896	7,513
	Discovery Ltd.1	753,689	6,664
	Fairfax Financial Holdings, Ltd., subordinate voting shares	12,758	5,595
	Lufax Holding, Ltd. (ADR)1,5	490,068	5,538
	Eurobank Ergasias Services and Holdings SA1	5,022,665	5,062
	AU Small Finance Bank, Ltd.1	300,953	4,194
	DBS Group Holdings, Ltd.	189,073	4,191
	Bank Mandiri (Persero) Tbk PT	8,884,800	3,615
	Bank Rakyat Indonesia (Persero) Tbk PT	13,089,500	3,557
	UBS Group AG	218,535	3,344
	Alpha Services and Holdings SA1	2,425,814	3,101
	Chubb, Ltd.	14,630	2,325
	Axis Bank, Ltd.1	209,315	2,107
	China Construction Bank Corp., Class H	1,944,000	1,530
	Banco Santander México, SA, Instituci÷n de Banca M÷ltiple, Grupo Financiero
	Santander México, Class B	1,155,373	1,453
	Moscow Exchange MICEX-RTS PJSC	438,203	1,023
	Bank of the Philippine Islands	560,460	1,018
	Postal Savings Bank of China Co., Ltd., Class H1	1,477,000	995
			546,496

Communication	Tencent Holdings, Ltd.	1,028,800	77,382
services	Sea, Ltd., Class A (ADR)1	255,605	70,189
9.62%	Alphabet, Inc., Class C1	20,910	52,407
	Alphabet, Inc., Class A1	4,250	10,378
	Facebook, Inc., Class A1	164,340	57,143
	Bilibili, Inc., Class Z (ADR)1	211,464	25,765
	Bilibili, Inc., Class Z1	165,720	20,404
	Netflix, Inc.1	44,087	23,287
	Yandex NV, Class A1	298,519	21,120
	América M÷vil, SAB de CV, Series L (ADR)	1,216,260	18,244
	Kuaishou Technology, Class B1,2,6	370,500	8,552
	Kuaishou Technology, Class B1	188,100	4,719
	Vodafone Group PLC	6,523,370	10,949
	Activision Blizzard, Inc.	108,885	10,392
	MTN Group, Ltd.1	990,170	7,158
	NetEase, Inc. (ADR)	55,315	6,375
	Bharti Airtel, Ltd.	852,173	6,026
	Indus Towers, Ltd.	1,812,264	5,819
	JCDecaux SA1	165,485	4,588
	JOYY Inc., Class A (ADR)	24,450	1,613
	Informa PLC1	180,371	1,252
	SoftBank Group Corp.	15,900	1,113

			444,875

56American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Vale SA, ordinary nominative shares (ADR)	2,480,659	$ 56,584
6.80%	Vale SA, ordinary nominative shares	2,323,898	52,913
	First Quantum Minerals, Ltd.	1,402,899	32,334
	Sika AG	68,997	22,558
	Asian Paints, Ltd.	482,025	19,407
	Freeport-McMoRan, Inc.	393,723	14,611
	Shin-Etsu Chemical Co., Ltd.	52,300	8,747
	Rio Tinto PLC	102,377	8,425
	Shree Cement, Ltd.1	22,712	8,404
	Koninklijke DSM NV	37,642	7,025
	Givaudan SA	1,508	7,013
	Barrick Gold Corp.	289,034	5,977
	CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	706,208	5,932
	BHP Group PLC	196,384	5,786
	Linde PLC	18,929	5,472
	LANXESS AG	75,618	5,184
	Alrosa PJSC	2,511,114	4,615
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	524,793	4,493
	CCL Industries, Inc., Class B, nonvoting shares	78,723	4,336
	Loma Negra Compania Industrial Argentina SA (ADR)	565,048	3,848
	AngloGold Ashanti, Ltd. (ADR)	112,446	2,089
	AngloGold Ashanti, Ltd.	70,895	1,318
	SIG Combibloc Group AG	115,777	3,146
	Arkema SA	22,838	2,865
	Impala Platinum Holdings, Ltd.	157,876	2,604
	Huntsman Corp.	97,795	2,594
	Chr. Hansen Holding A/S	26,439	2,386
	Gerdau SA (ADR)	360,285	2,126
	Celanese Corp.	13,955	2,116
	Amcor PLC (CDI)	162,847	1,848
	Umicore SA	29,864	1,824
	Albemarle Corp.	8,600	1,449
	BASF SE	17,068	1,345
	Asahi Kasei Corp.	120,900	1,328
	Anglo American PLC	22,331	887
	Ivanhoe Mines Ltd., Class A1	57,912	418
	Yunnan Energy New Material Co., Ltd., Class A	11,400	413
	Navin Fluorine International, Ltd.	5,332	269

			314,689

Industrials	Airbus SE, non-registered shares1	319,205	41,044
5.93%	Safran SA	153,091	21,224
	CCR SA, ordinary nominative shares	6,819,064	18,440
	IMCD NV	104,759	16,658
	DSV Panalpina A/S	66,744	15,565
	Wizz Air Holdings PLC1	236,177	15,254
	International Container Terminal Services, Inc.	4,079,710	13,681
	InPost SA1	613,724	12,318
	Nidec Corp.	105,300	12,203
	Copa Holdings, SA, Class A1	127,975	9,640
	Rumo SA1	2,492,542	9,597
	Shenzhen Inovance Technology Co., Ltd., Class A	730,019	8,390
	Ryanair Holdings PLC (ADR)1	74,848	8,099
	TransDigm Group, Inc.1	11,513	7,452
	SMC Corp.	12,100	7,150
	Centre Testing International Group Co., Ltd.	1,069,696	5,278
	Spirax-Sarco Engineering PLC	27,717	5,220
	Boeing Company1	20,316	4,867
	ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,508
	Fortive Corp.	62,884	4,386
	Epiroc AB, Class B	173,396	3,403
American Funds Insurance Series	57

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Interpump Group SpA	57,089	$ 3,381
(continued)	Daikin Industries, Ltd.	17,000	3,166
	Hitachi, Ltd.	52,900	3,029
	Fluidra, SA, non-registered shares1	74,421	2,952
	ABB, Ltd.	79,505	2,697
	Carrier Global Corp.	54,243	2,636
	Havells India, Ltd.	177,904	2,346
	Air Lease Corp., Class A	43,452	1,814
	Atlas Copco AB, Class B	34,211	1,799
	Komatsu, Ltd.	63,800	1,585
	Experian PLC	34,307	1,322
	Contemporary Amperex Technology Co., Ltd., Class A1	14,800	1,225
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	308,200	1,144
	Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	837
	China Merchants Port Holdings Co., Ltd.	44,000	64

			274,374

Consumer staples	Kweichow Moutai Co., Ltd., Class A	209,807	66,782
5.08%	Nestlé SA	115,164	14,341
	Bunge, Ltd.	163,719	12,795
	Anheuser-Busch InBev SA/NV	170,197	12,272
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	574,859	11,472
	Carlsberg A/S, Class B	53,713	10,012
	Pernod Ricard SA	44,752	9,934
	Raia Drogasil SA, ordinary nominative shares	1,529,164	7,597
	British American Tobacco PLC	177,641	6,880
	Avenue Supermarts, Ltd.1	137,253	6,175
	Reckitt Benckiser Group PLC	62,718	5,550
	Wal-Mart de México, SAB de CV, Series V	1,632,389	5,329
	ITC, Ltd.	1,887,463	5,147
	Heineken NV	40,609	4,921
	Constellation Brands, Inc., Class A	19,550	4,573
	United Spirits, Ltd.1	511,633	4,554
	Unilever PLC (EUR denominated)	72,965	4,271
	Shiseido Company, Ltd.	55,200	4,060
	Wuliangye Yibin Co., Ltd., Class A1	78,771	3,632
	Monde Nissin Corp.1	8,760,500	2,965
	China Feihe, Ltd.	1,342,000	2,897
	Kimberly-Clark de México, SAB de CV, Class A	1,587,474	2,817
	L'Oréal SA, non-registered shares	6,217	2,770
	Mondelez International, Inc.	39,158	2,445
	Philip Morris International, Inc.	23,692	2,348
	X5 Retail Group NV (GDR)1	65,840	2,305
	Herbalife Nutrition, Ltd.1	41,972	2,213
	Nongfu Spring Co., Ltd., Class H	434,805	2,181
	Fomento Econ÷mico Mexicano, SAB de CV	252,300	2,128
	Dabur India, Ltd.	240,307	1,839
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	318,900	1,818
	Danone SA	23,668	1,666
	Kimberly-Clark Corp.	10,828	1,449
	Yihai International Holding, Ltd.5	190,000	1,276
	Uni-Charm Corp.	20,600	829
	Diageo PLC	11,617	556
	Arca Continental, SAB de CV1	5,600	32
			234,831

Energy	Reliance Industries, Ltd.	2,721,572	77,281
3.10%	Reliance Industries, Ltd., interim shares	151,056	3,022
	Petr÷leo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,526,905	30,904
	Gazprom PJSC (ADR)	1,153,377	8,791

58American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	New Fortress Energy, Inc., Class A	145,420	$5,508
(continued)	Rosneft Oil Company PJSC (GDR)	675,946	5,232
	Chevron Corp.	36,633	3,837
	Royal Dutch Shell PLC, Class B	165,815	3,209
	Schlumberger, Ltd.	88,995	2,849
	TotalEnergies SE	60,026	2,716
	Thungela Resources Ltd.1	2,233	6
			143,355

Real estate	Shimao Services Holdings, Ltd.	5,650,187	19,539
1.94%	American Tower Corp. REIT	46,781	12,637
	ESR Cayman, Ltd.1	2,929,000	9,884
	BR Malls Participacoes SA, ordinary nominative shares1	4,247,895	8,660
	Longfor Group Holdings, Ltd.	1,391,500	7,796
	CK Asset Holdings, Ltd.	913,000	6,303
	China Resources Land, Ltd.	1,444,000	5,849
	Sunac Services Holdings, Ltd.	1,311,496	4,873
	KE Holdings, Inc., Class A (ADR)1	89,095	4,248
	CTP NV1	207,680	4,186
	Shimao Group Holdings, Ltd.	1,228,500	3,013
	Ayala Land, Inc.	3,874,200	2,861

			89,849

Utilities	ENN Energy Holdings, Ltd.	1,561,800	29,730
1.63%	China Gas Holdings Ltd.	4,740,600	14,470
	AES Corp.	520,975	13,582
	Engie SA	568,071	7,783
	China Resources Gas Group, Ltd.	1,016,000	6,098
	Enel SpA	387,890	3,602

			75,265

	Total common stocks (cost: $2,427,146,000)		4,213,572
Preferred securities 1.17%

Industrials	Azul SA, preferred nominative shares (ADR)1	344,485	9,094
0.30%	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares1,5	849,684	3,922
	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)1	72,525	669
			13,685

Materials	Gerdau SA, preferred nominative shares	2,129,085	12,675
0.28%

Consumer	Volkswagen AG, nonvoting preferred shares
discretionary	Getir BV, Series H, preferred shares1,2,3,4
0.26%
34,304	8,591
7,768	3,500

12,091

Information	Nu Holdings, Ltd., Series G, noncumulative preferred shares1,2,3,4	112,623	4,504
technology	Nu Holdings, Ltd., Series A, noncumulative preferred shares1,2,3,4	19,235	769
0.13%	Nu Holdings, Ltd., Series Seed, noncumulative preferred shares1,2,3,4	15,954	638
	Nu Holdings, Ltd., Series B, noncumulative preferred shares1,2,3,4	1,101	44
	Nu Holdings, Ltd., Series D, noncumulative preferred shares1,2,3,4	585	23
			5,978

American Funds Insurance Series	59

New World Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Real estate	QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares1,2,3,4	32,657	$ 5,258
0.11%	Ayala Land, Inc., preferred shares1,2,3	15,000,000	—7
			5,258

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	179,977	3,158
0.07%

Energy	Petr÷leo Brasileiro SA (Petrobras), preferred nominative shares	182,615	1,081
0.02%
	Total preferred securities (cost: $35,099,000)		53,926

Rights & warrants 0.19%

Consumer staples	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20221,2,6	437,008	8,721
0.19%

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 20231
discretionary	Total rights & warrants (cost: $2,776,000)
0.00%

Bonds, notes & other debt instruments 2.56%

144,35497

8,818

Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 2.23%

Abu Dhabi (Emirate of) 2.50% 20296	$1,415	1,481
Abu Dhabi (Emirate of) 1.70% 20316	455	440
Angola (Republic of) 8.25% 2028	200	209
Angola (Republic of) 8.00% 20296	2,800	2,880
Angola (Republic of) 8.00% 2029	200	206
Argentine Republic 1.00% 2029	384	147
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)8	757	273
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)8	4,190	1,337
Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)8	1,318	500
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)8	5,900	2,115
Armenia (Republic of) 7.15% 2025	490	558
Bahrain (Kingdom of) 6.75% 20296	500	550
Belarus (Republic of) 6.875% 2023	1,775	1,768
Belarus (Republic of) 5.875% 2026	230	213
Belarus (Republic of) 7.625% 2027	335	328
Colombia (Republic of) 4.50% 2026	830	908
Colombia (Republic of) 3.25% 2032	900	884
Colombia (Republic of) 7.375% 2037	600	791
Colombia (Republic of) 4.125% 2051	350	333
Costa Rica (Republic of) 4.375% 2025	234	243
Costa Rica (Republic of) 6.125% 20316	1,250	1,329
Costa Rica (Republic of) 6.125% 2031	593	631
Cote d'Ivoire (Republic of) 4.875% 2032	€150	178
Dominican Republic 9.75% 2026	DOP18,150	360
Dominican Republic 8.625% 20276	$575	706
Dominican Republic 11.375% 2029	DOP12,800	272
Dominican Republic 4.50% 20306	$180	184
Dominican Republic 5.30% 20416	303	303
Dominican Republic 7.45% 20446	1,125	1,359
Dominican Republic 7.45% 2044	1,100	1,329
Dominican Republic 6.85% 2045	100	113
Dominican Republic 5.875% 20606	280	280
Egypt (Arab Republic of) 5.75% 20246	450	480
Egypt (Arab Republic of) 5.625% 2030	€260	311

60American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Egypt (Arab Republic of) 5.875% 20316	$365	$ 356
Egypt (Arab Republic of) 7.625% 20326	1,140	1,213
Egypt (Arab Republic of) 8.50% 2047	1,200	1,254
Egypt (Arab Republic of) 8.15% 20596	900	903
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,430	1,326
Export-Import Bank of India 3.25% 2030	1,180	1,201
Gabonese Republic 6.375% 2024	2,160	2,307
Georgia (Republic of) 2.75% 20266	375	383
Ghana (Republic of) 7.875% 2027	200	212
Ghana (Republic of) 7.75% 20296	1,125	1,153
Ghana (Republic of) 8.125% 2032	1,880	1,911
Guatemala (Republic of) 4.375% 2027	400	437
Honduras (Republic of) 6.25% 2027	1,600	1,754
Indonesia (Republic of) 6.625% 2037	700	968
Indonesia (Republic of) 5.25% 2042	840	1,049
Iraq (Republic of) 6.752% 2023	960	985
Jordan (Hashemite Kingdom of) 4.95% 20256	600	625
Jordan (Hashemite Kingdom of) 5.75% 20276	1,530	1,649
Jordan (Hashemite Kingdom of) 5.75% 2027	200	215
Kazakhstan (Republic of) 6.50% 20456	800	1,172
Kenya (Republic of) 7.25% 2028	400	443
Kenya (Republic of) 8.25% 20486	2,200	2,427
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	103
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	301
Oman (Sultanate of) 4.875% 20256	$202	212
Oman (Sultanate of) 6.25% 20316	890	958
Pakistan (Islamic Republic of) 8.25% 20256	410	455
Pakistan (Islamic Republic of) 6.00% 20266	380	386
Pakistan (Islamic Republic of) 6.875% 20276	1,050	1,093
Pakistan (Islamic Republic of) 7.875% 2036	400	412
Panama (Republic of) 3.75% 20266	1,380	1,492
Panama (Republic of) 4.50% 2047	1,155	1,317
Panama (Republic of) 4.50% 2050	400	455
Panama (Republic of) 4.30% 2053	400	445
Paraguay (Republic of) 5.00% 20266	500	571
Paraguay (Republic of) 4.70% 20276	800	911
Paraguay (Republic of) 4.70% 2027	500	569
Paraguay (Republic of) 4.95% 2031	320	368
Peru (Republic of) 6.55% 2037	1,070	1,477
Peru (Republic of) 2.78% 2060	565	505
PETRONAS Capital, Ltd. 4.55% 20506	400	495
Philippines (Republic of) 1.648% 2031	780	754
Philippines (Republic of) 6.375% 2034	820	1,159
Philippines (Republic of) 3.95% 2040	900	1,002
Philippines (Republic of) 2.95% 2045	990	958
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	260
Qatar (State of) 4.50% 20286	3,000	3,546
Qatar (State of) 4.50% 2028	800	946
Romania 2.00% 2032	€1,375	1,652
Romania 2.00% 2033	530	625
Romania 5.125% 20486	$720	884
Russian Federation 4.375% 20296	800	903
Russian Federation 5.10% 2035	1,200	1,430
Russian Federation 5.25% 2047	1,000	1,259
Senegal (Republic of) 4.75% 2028	€1,100	1,364
Serbia (Republic of) 3.125% 2027	850	1,123
South Africa (Republic of) 5.875% 2030	$2,110	2,412
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	450	414
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,410	1,198
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	471
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	816
American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	$800	$506
	Sri Lanka (Democratic Socialist Republic of) 7.55% 20306	500	316
	Tunisia (Republic of) 6.75% 2023	€310	357
	Tunisia (Republic of) 6.75% 2023	215	247
	Tunisia (Republic of) 5.625% 2024	710	787
	Tunisia (Republic of) 5.75% 2025	$875	819
	Turkey (Republic of) 6.375% 2025	475	498
	Turkey (Republic of) 11.875% 2030	600	831
	Turkey (Republic of) 5.875% 2031	1,170	1,140
	Turkey (Republic of) 4.875% 2043	1,295	1,035
	Turkey (Republic of) 5.75% 2047	2,205	1,890
	Ukraine 7.75% 2027	2,328	2,568
	Ukraine 9.75% 2028	700	836
	Ukraine 7.375% 2032	2,180	2,298
	United Mexican States 3.90% 2025	320	356
	United Mexican States 4.50% 2029	1,070	1,211
	United Mexican States 4.75% 2032	870	998
	United Mexican States 4.75% 2044	1,090	1,208
	United Mexican States 3.75% 2071	400	366
	United Mexican States, Series M, 7.50% 2027	MXN19,000	994
	Venezuela (Bolivarian Republic of) 7.00% 20189	$64	6
	Venezuela (Bolivarian Republic of) 7.75% 20199	1,149	124
	Venezuela (Bolivarian Republic of) 6.00% 20209	950	94
	Venezuela (Bolivarian Republic of) 12.75% 20229	85	9
	Venezuela (Bolivarian Republic of) 9.00% 20239	1,383	141
	Venezuela (Bolivarian Republic of) 8.25% 20249	299	32
	Venezuela (Bolivarian Republic of) 7.65% 20259	129	13
	Venezuela (Bolivarian Republic of) 11.75% 20269	64	7
	Venezuela (Bolivarian Republic of) 9.25% 20279	170	18
	Venezuela (Bolivarian Republic of) 9.25% 20289	319	33
	Venezuela (Bolivarian Republic of) 11.95% 20319	106	11
	Venezuela (Bolivarian Republic of) 7.00% 20389	107	11
			103,403
Corporate bonds, notes & loans 0.33%

Energy	Oleoducto Central SA 4.00% 20276	255	263
0.10%	Petrobras Global Finance Co. 5.60% 2031	575	645
	Petrobras Global Finance Co. 6.75% 2050	110	129
	Petrobras Global Finance Co. 6.85% 2115	314	359
	Petr÷leos Mexicanos 6.875% 20256	624	692
	Petr÷leos Mexicanos 6.875% 2026	755	826
	Petr÷leos Mexicanos 7.47% 2026	MXN2,800	126
	Petr÷leos Mexicanos 6.49% 2027	$910	962
	PTT Exploration and Production PCL 2.587% 20276	320	332
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 20516	370	359
			4,693

Financials	Bangkok Bank PCL 3.733% 2034
0.06%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)8	1,140	1,185
	Power Financial Corp., Ltd. 5.25% 2028	425	478
	Power Financial Corp., Ltd. 6.15% 2028	432	512
	Power Financial Corp., Ltd. 4.50% 2029	273	293
	Power Financial Corp., Ltd. 3.35% 2031	310	304

			2,772

62American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	AES Panama Generation Holdings SRL 4.375% 20306	$280	$293
0.04%	Empresas Publicas de Medellin ESP 4.25% 20296	412	409
	Empresas Publicas de Medellin ESP 4.375% 20316	360	356
	State Grid Overseas Investment, Ltd. 3.50% 20276	330	364
	State Grid Overseas Investment, Ltd. 4.25% 2028	200	230

			1,652

Communication	Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
services	PLDT, Inc. 2.50% 2031	210	208
0.04%	Tencent Holdings, Ltd. 3.975% 2029	400	447
	Tencent Holdings, Ltd. 3.24% 20506	580	569
			1,567

Consumer	Alibaba Group Holding, Ltd. 2.125% 2031	463	456
discretionary	Alibaba Group Holding, Ltd. 3.15% 2051	610	601
0.03%	MercadoLibre, Inc. 3.125% 2031	200	197
	Sands China, Ltd. 4.375% 2030	220	239

			1,493

Materials	Braskem Idesa SAPI 7.45% 2029	775	824
0.03%	Braskem Idesa SAPI 7.45% 20296	300	319
	GC Treasury Center Co., Ltd. 2.98% 20316	200	205
			1,348

Industrials	Empresa de Transporte de Pasajeros Metro SA 4.70% 20506	270	305
0.02%	Mexico City Airport Trust 4.25% 2026	675	735

			1,040

Consumer staples	MARB BondCo PLC 3.95% 20316	600	579
0.01%
	Total corporate bonds, notes & loans		15,144

	Total bonds, notes & other debt instruments (cost: $114,263,000)		118,547
Short-term securities 5.15%		Shares

Money market investments 5.09%

	Capital Group Central Cash Fund 0.04%10,11	2,354,521	235,452
Money market investments purchased with collateral from securities on loan 0.06%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%10,12	1,576,823	1,577
	Capital Group Central Cash Fund 0.04%10,11,12	12,747	1,275
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%10,12	8,373	8
			2,860

	Total short-term securities (cost: $238,326,000)		238,312

	Total investment securities 100.14% (cost: $2,817,610,000)		4,633,175
	Other assets less liabilities (0.14)%		(6,499)

	Net assets 100.00%		$4,626,676

American Funds Insurance Series	63

New World Fund (continued)

Futures contracts

								Unrealized
								(depreciation)
					Notional		Value at	appreciation
			Number of		amount13		6/30/202114	at 6/30/2021
Contracts		Type	contracts	Expiration		(000)	(000)		(000)

10 Year Ultra U.S. Treasury Note Futures		Short	83	September 2021		$(8,300)	$(12,218)		$(157)
30 Year Ultra U.S. Treasury Bond Futures		Long	37	September 2021		3,700	7,130		147

									$ (10)
Forward currency contracts

Contract amount								Unrealized
								appreciation

Purchases	Sales				Settlement			at 6/30/2021
(000)	(000)		Counterparty			date			(000)

USD3,426	EUR2,830		Citibank		7/16/2021				$69
Investments in affiliates11
			Value of			Net	Net	Value of
			affiliates at			realized	unrealized	affiliates at	Dividend
			1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.12%
Money market investments 5.09%
Capital Group Central Cash Fund 0.04%10			$224,497	$400,715	$389,733	$(5)	$(22)	$235,452	$115
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%10,12			—	1,27515				1,275	—16
Total short-term securities								236,727

Total 5.12%						$(5)	$(22)	$236,727	$115

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,506,000, which represented

.70% of the net assets of the fund.

3Value determined using significant unobservable inputs.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

5All or a portion of this security was on loan. The total value of all such securities was $11,836,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

6Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,217,000, which represented 1.22% of the net assets of the fund.

7Amount less than one thousand.

8Step bond; coupon rate may change at a later date.

9Scheduled interest and/or principal payment was not received. 10Rate represents the seven-day yield at 6/30/2021.

11Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

12Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

13Notional amount is calculated based on the number of contracts and notional contract size.

14Value is calculated based on the notional amount and current market price.

15Represents net activity. Refer to Note 5 for more information on securities lending.

16Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

64American Funds Insurance Series

New World Fund (continued)

	Acquisition	Cost	Value	Percent
				of net
Private placement securities	date	(000)	(000)	assets

Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	$3,831	$4,504.10%
Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	654		769.02
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	543		638.01
Nu Holdings, Ltd., Class A	1/27/2021	422		496.01
Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	37		44.00
Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	20		23.00
QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares	5/26/2021	5,258		5,258.11
Getir BV, Series H, preferred shares	5/27/2021	3,500		3,500.08

Total private placement securities		$14,265	$15,232.33%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

HKD = Hong Kong dollars

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	65

Washington Mutual Investors Fund

(formerly Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021			unaudited
Common stocks 96.47%			Value
		Shares	(000)

Information	Microsoft Corp.	2,106,009	$ 570,518
technology	Broadcom, Inc.	1,058,559	504,764
18.02%	Intel Corp.	2,929,736	164,475
	ASML Holding NV (New York registered) (ADR)	150,741	104,138
	Visa, Inc., Class A	343,359	80,284
	Apple, Inc.	572,719	78,440
	Fidelity National Information Services, Inc.	430,405	60,975
	Automatic Data Processing, Inc.	194,807	38,693
	Applied Materials, Inc.	250,964	35,737
	Mastercard, Inc., Class A	86,557	31,601
	KLA Corp.	94,273	30,564
	TE Connectivity, Ltd.	212,561	28,740
	NetApp, Inc.	296,805	24,285
	Paychex, Inc.	212,443	22,795
	Texas Instruments, Inc.	71,883	13,823
	Motorola Solutions, Inc.	59,914	12,992
	SAP SE (ADR)	77,408	10,873
	EPAM Systems, Inc.1	12,712	6,495
	Jack Henry & Associates, Inc.	24,063	3,935
	Analog Devices, Inc.	21,755	3,745
	Micron Technology, Inc.1	2,103	179
			1,828,051

Financials	BlackRock, Inc.	280,039	245,026
16.72%	JPMorgan Chase & Co.	1,306,812	203,262
	CME Group, Inc., Class A	806,892	171,610
	PNC Financial Services Group, Inc.	720,704	137,482
	Bank of America Corp.	2,381,587	98,193
	Capital One Financial Corp.	533,487	82,525
	Discover Financial Services	691,594	81,809
	Intercontinental Exchange, Inc.	633,491	75,195
	Marsh & McLennan Companies, Inc.	461,667	64,947
	Citigroup, Inc.	898,745	63,586
	Travelers Companies, Inc.	361,014	54,047
	Nasdaq, Inc.	300,423	52,814
	S&P Global, Inc.	127,999	52,537
	Truist Financial Corp.	912,671	50,653
	Toronto-Dominion Bank	710,883	49,797
	Bank of Nova Scotia	672,679	43,771
	Carlyle Group, Inc.	599,419	27,861
	Moody's Corp.	73,483	26,628
	KeyCorp	1,118,961	23,107
	KKR & Co., Inc.	347,353	20,577
	Regions Financial Corp.	974,958	19,675
	Citizens Financial Group, Inc.	382,827	17,560
	Brookfield Asset Management, Inc., Class A	258,883	13,198
	Fifth Third Bancorp	289,822	11,080
	Everest Re Group, Ltd.	39,368	9,921
	Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	1,785	93
			1,696,954

Health care	UnitedHealth Group, Inc.	853,907	341,938
16.12%	CVS Health Corp.	2,219,520	185,197
	Johnson & Johnson	999,155	164,601
	Pfizer, Inc.	4,126,310	161,586
	Humana Inc.	272,364	120,581
	Gilead Sciences, Inc.	1,434,225	98,761
	AstraZeneca PLC (ADR)2	1,432,090	85,782
	Abbott Laboratories	643,053	74,549

66American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Health care	Cigna Corp.	271,716	$ 64,416
(continued)	Eli Lilly and Company	248,426	57,019
	Danaher Corp.	211,449	56,744
	Anthem, Inc.	148,502	56,698
	Thermo Fisher Scientific, Inc.	58,001	29,260
	Baxter International, Inc.	350,367	28,205
	GlaxoSmithKline PLC (ADR)	661,074	26,324
	Merck & Co., Inc.	206,593	16,067
	Zoetis, Inc., Class A	64,934	12,101
	Novo Nordisk A/S, Class B (ADR)	141,459	11,850
	Medtronic PLC	88,527	10,989
	Edwards Lifesciences Corp.1	87,569	9,069
	Zimmer Biomet Holdings, Inc.	56,341	9,061
	Roche Holding AG (ADR)	181,439	8,526
	Viatris, Inc.	269,185	3,847
	Novartis AG (ADR)	29,792	2,718
	Organon & Co.1	11,153	337
			1,636,226

Industrials	Northrop Grumman Corp.	385,717	140,181
10.79%	Honeywell International, Inc.	598,303	131,238
	CSX Corp.	3,521,404	112,967
	Lockheed Martin Corp.	270,961	102,518
	Union Pacific Corp.	415,039	91,280
	Caterpillar, Inc.	340,203	74,038
	Norfolk Southern Corp.	243,333	64,583
	PACCAR, Inc.	678,643	60,569
	L3Harris Technologies, Inc.	233,927	50,563
	Raytheon Technologies Corp.	460,692	39,302
	ABB, Ltd. (ADR)	867,885	29,499
	Equifax, Inc.	114,445	27,411
	Waste Connections, Inc.	227,476	27,167
	Parker-Hannifin Corp.	85,730	26,329
	Emerson Electric Co.	222,632	21,426
	Republic Services, Inc.	188,596	20,747
	RELX PLC (ADR)	570,375	15,212
	HEICO Corp.	72,274	10,076
	Johnson Controls International PLC	137,777	9,456
	Cummins, Inc.	32,761	7,987
	United Parcel Service, Inc., Class B	38,200	7,944
	Rockwell Automation	26,600	7,608
	Air Lease Corp., Class A	170,858	7,132
	FedEx Corp.	22,467	6,703
	Nidec Corp. (ADR)	115,542	3,339

			1,095,275

Communication	Comcast Corp., Class A	7,979,670	455,001
services	Alphabet, Inc., Class C1	33,829	84,787
7.93%	Alphabet, Inc., Class A1	22,982	56,117
	Facebook, Inc., Class A1	258,277	89,805
	Verizon Communications, Inc.	1,562,147	87,527
	AT&T, Inc.	710,704	20,454
	Electronic Arts, Inc.	40,638	5,845
	Activision Blizzard, Inc.	51,183	4,885

			804,421

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Home Depot, Inc.	599,482	$191,169
discretionary	General Motors Company1	1,964,542	116,242
6.16%	Darden Restaurants, Inc.	428,426	62,546
	VF Corp.	729,025	59,809
	Wynn Resorts, Ltd.1	417,851	51,103
	Amazon.com, Inc.1	7,475	25,715
	Dollar General Corp.	98,299	21,271
	Chipotle Mexican Grill, Inc.1	12,424	19,261
	TJX Companies, Inc.	237,016	15,980
	Marriott International, Inc., Class A1	93,824	12,809
	NIKE, Inc., Class B	81,576	12,603
	YUM! Brands, Inc.	105,908	12,183
	McDonald's Corp.	34,091	7,875
	Starbucks Corp.	66,885	7,478
	Royal Caribbean Cruises, Ltd.1	71,567	6,103
	Domino's Pizza, Inc.	6,418	2,994

			625,141

Consumer staples	Nestlé SA (ADR)	798,424	99,595
5.63%	Keurig Dr Pepper, Inc.	1,905,860	67,163
	Mondelez International, Inc.	959,448	59,908
	Conagra Brands, Inc.	1,466,412	53,348
	Archer Daniels Midland Company	842,092	51,031
	Hormel Foods Corp.	665,594	31,782
	Reckitt Benckiser Group PLC (ADR)	1,699,218	30,416
	Procter & Gamble Company	217,700	29,374
	Walgreens Boots Alliance, Inc.	528,193	27,788
	Kraft Heinz Company	679,313	27,702
	Church & Dwight Co., Inc.	290,397	24,748
	Unilever PLC (ADR)	384,674	22,504
	Costco Wholesale Corp.	45,675	18,072
	General Mills, Inc.	196,934	11,999
	Kimberly-Clark Corp.	51,092	6,835
	Danone (ADR)	426,506	6,001
	Kroger Co.	68,480	2,624

			570,890

Energy	Chevron Corp.	1,238,265	129,696
5.32%	Enbridge, Inc.	2,218,846	88,843
	Pioneer Natural Resources Company	473,437	76,943
	EOG Resources, Inc.	656,642	54,790
	Baker Hughes Co., Class A	2,372,089	54,250
	ConocoPhillips	876,699	53,391
	Exxon Mobil Corp.	500,717	31,585
	Cabot Oil & Gas Corp.	1,103,310	19,264
	Valero Energy Corp.	210,265	16,417
	TC Energy Corp.	293,686	14,543

			539,722

Materials	Dow Inc.	2,088,482	132,159
4.62%	LyondellBasell Industries NV	936,756	96,364
	Nucor Corp.	653,278	62,669
	Air Products and Chemicals, Inc.	131,758	37,904
	Rio Tinto PLC (ADR)	407,632	34,196
	Vulcan Materials Co.	184,643	32,141
	Linde PLC	64,217	18,565
	PPG Industries, Inc.	77,713	13,194

68American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)			Value
		Shares	(000)

Materials	Huntsman Corp.	488,334	$ 12,951
(continued)	Packaging Corporation of America	85,423	11,568
	Corteva, Inc.	208,956	9,267
	Sherwin-Williams Company	27,139	7,394

			468,372

Utilities	Exelon Corp.	1,448,171	64,168
3.11%	Sempra Energy	455,337	60,323
	CMS Energy Corp.	603,614	35,662
	Xcel Energy, Inc.	533,292	35,133
	DTE Energy Company	265,640	34,427
	NextEra Energy, Inc.	320,714	23,502
	Public Service Enterprise Group, Inc.	289,506	17,295
	American Electric Power Company, Inc.	147,763	12,499
	Dominion Energy, Inc.	164,082	12,072
	Edison International	184,742	10,682
	Entergy Corp.	98,358	9,806

			315,569

Real estate	Digital Realty Trust, Inc. REIT	483,148	72,694
2.05%	Alexandria Real Estate Equities, Inc. REIT	204,208	37,154
	Regency Centers Corp. REIT	443,190	28,395
	Mid-America Apartment Communities, Inc. REIT	151,734	25,555
	American Tower Corp. REIT	75,937	20,514
	Boston Properties, Inc. REIT	121,984	13,978
	Extra Space Storage, Inc. REIT	61,459	10,068

			208,358

	Total common stocks (cost: $7,880,691,000)		9,788,979
Convertible stocks 0.57%

Utilities	NextEra Energy, Inc., convertible preferred units, 5.279% 2023	263,600	12,906
0.26%	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	112,000	10,878
	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,890

			26,674

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	8,921	13,161
0.17%	Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 20232	67,800	3,628
			16,789

Financials	KKR & Co., Inc., Series C, 6.00% convertible preferred shares	100,000	7,706
0.08%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,300	6,536
technology
	Total convertible stocks (cost: $54,218,000)		57,705
0.06%

Short-term securities 3.68%

Money market investments 3.02%

	Capital Group Central Cash Fund 0.04%3,4	3,061,380	306,138
American Funds Insurance Series	69

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.66%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%3,5					37,307,569		$37,308
Capital Group Central Cash Fund 0.04%3,4,5					301,593		30,159
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%3,5					198,091		198
							67,665

Total short-term securities (cost: $373,792,000)							373,803

Total investment securities 100.72% (cost: $8,308,701,000)						10,220,487
Other assets less liabilities (0.72)%							(72,903)

Net assets 100.00%						$10,147,584
Investments in affiliates4

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.32%
Money market investments 3.02%
Capital Group Central Cash Fund 0.04%3	$178,532	$1,511,735	$1,384,098	$(8)	$(23)	$306,138	$70
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.04%3,5	—	30,1596				30,159	—7
Total short-term securities						336,297

Total 3.32%				$(8)	$(23)	$336,297	$70

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $73,663,000, which represented .73% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Rate represents the seven-day yield at 6/30/2021.

4Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Represents net activity. Refer to Note 5 for more information on securities lending.

7Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

70American Funds Insurance Series

Capital World Growth and Income Fund

(formerly Global Growth and Income Fund)

Investment portfolio June 30, 2021			unaudited
Common stocks 94.60%			Value
		Shares	(000)

Information	Microsoft Corp.	292,716	$ 79,297
technology	Broadcom, Inc.	158,869	75,755
18.57%	Taiwan Semiconductor Manufacturing Company, Ltd.	3,370,800	71,983
	ASML Holding NV	63,381	43,544
	Tokyo Electron, Ltd.	61,300	26,530
	Apple, Inc.	112,632	15,426
	Mastercard, Inc., Class A	29,570	10,796
	Logitech International SA	76,108	9,221
	NetEase, Inc.	405,000	9,175
	Keyence Corp.	16,800	8,479
	Delta Electronics, Inc.	764,000	8,308
	Accenture PLC, Class A	28,048	8,268
	EPAM Systems, Inc.1	14,829	7,577
	Hexagon AB, Class B	381,021	5,645
	GlobalWafers Co., Ltd.	144,000	4,750
	Adobe, Inc.1	8,100	4,744
	Capgemini SE	21,421	4,115
	Fujitsu Ltd.	20,600	3,857
	OBIC Co., Ltd.	18,500	3,449
	Advanced Micro Devices, Inc.1	33,699	3,165
	Visa, Inc., Class A	13,175	3,081
	PayPal Holdings, Inc.1	10,315	3,007
	Applied Materials, Inc.	19,258	2,742
	Ceridian HCM Holding, Inc.1	26,904	2,581
	MediaTek, Inc.	68,000	2,348
	RingCentral, Inc., Class A1	8,065	2,343
	NortonLifeLock, Inc.	80,313	2,186
	ServiceNow, Inc.1	3,886	2,135
	Shopify, Inc., Class A, subordinate voting shares (CAD denominated)1	1,337	1,955
	Worldline SA, non-registered shares1	20,829	1,950
	Snowflake, Inc., Class A1	7,760	1,876
	Nomura Research Institute, Ltd.	50,700	1,677
	Samsung Electronics Co., Ltd.	20,872	1,496
	Micron Technology, Inc.1	10,560	897
	Atlassian Corp. PLC, Class A1	3,492	897
	SS&C Technologies Holdings, Inc.	12,082	871
	Afterpay, Ltd.1	9,714	861
	GDS Holdings, Ltd., Class A1	58,400	578
	Autodesk, Inc.1	1,003	293
			437,858

Financials	AIA Group, Ltd.	2,780,400	34,557
14.65%	Kotak Mahindra Bank, Ltd.1	869,039	19,944
	CME Group, Inc., Class A	92,036	19,574
	Zurich Insurance Group AG	47,087	18,891
	Toronto-Dominion Bank (CAD denominated)	249,135	17,459
	Sberbank of Russia PJSC (ADR)	927,306	15,398
	HDFC Bank, Ltd.	623,164	12,558
	HDFC Bank, Ltd. (ADR)	21,583	1,578
	JPMorgan Chase & Co.	83,900	13,050
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,097,500	10,750
	Ping An Insurance (Group) Company of China, Ltd., Class A	62,500	622
	S&P Global, Inc.	25,987	10,666
	HDFC Life Insurance Company, Ltd.	1,072,357	9,901
	ING Groep NV	736,557	9,729
	DNB ASA	445,505	9,707
	Lufax Holding, Ltd. (ADR)1,2	763,916	8,632
	Nasdaq, Inc.	47,618	8,371
	BlackRock, Inc.	8,911	7,797
	M&G PLC	2,415,609	7,649
American Funds Insurance Series	71

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Financials	KBC Groep NV	100,287	$ 7,646
(continued)	Citigroup, Inc.	104,865	7,419
	B3 SA-Brasil, Bolsa, Balcao	1,995,721	6,749
	PNC Financial Services Group, Inc.	34,777	6,634
	Intercontinental Exchange, Inc.	54,492	6,468
	Barclays PLC	2,633,650	6,234
	Discover Financial Services	50,737	6,002
	The Blackstone Group, Inc.	60,453	5,873
	Hong Kong Exchanges and Clearing, Ltd.	89,700	5,347
	St. James's Place PLC	218,457	4,463
	American International Group, Inc.	87,991	4,188
	Tradeweb Markets, Inc., Class A	41,602	3,518
	Macquarie Group, Ltd.	29,731	3,488
	Bank of America Corp.	76,833	3,168
	Legal & General Group PLC	843,355	3,005
	Futu Holdings, Ltd. (ADR)1	16,335	2,926
	FinecoBank SpA1	157,067	2,738
	Banco Santander, SA	713,361	2,723
	BNP Paribas SA	41,532	2,604
	Berkshire Hathaway, Inc., Class B1	9,154	2,544
	Moody's Corp.	6,973	2,527
	Power Corporation of Canada, subordinate voting shares	75,066	2,373
	National Bank of Canada	19,203	1,437
	AXA SA	56,201	1,425
	Bajaj Finance, Ltd.1	17,549	1,420
	Tryg A/S	48,816	1,198
	Swedbank AB, Class A	61,820	1,150
	Aegon NV2	226,986	942
	China Pacific Insurance (Group) Co., Ltd., Class H	286,000	901
	Marsh & McLennan Companies, Inc.	4,287	603
	BOC Hong Kong (Holdings), Ltd.	174,500	592
	Allfunds Group PLC1	12,918	225
	DBS Group Holdings, Ltd.	1,595	35

			345,398

Consumer	LVMH Mo÷t Hennessy-Louis Vuitton SE	52,716	41,337
discretionary	Amazon.com, Inc.1	10,466	36,005
12.15%	General Motors Company1	440,292	26,052
	Home Depot, Inc.	76,806	24,493
	MercadoLibre, Inc.1	10,746	16,740
	Flutter Entertainment PLC1	67,148	12,158
	Stellantis NV	503,618	9,880
	Midea Group Co., Ltd., Class A	696,900	7,698
	Ocado Group PLC1	267,420	7,410
	adidas AG	19,898	7,406
	Marriott International, Inc., Class A1	49,582	6,769
	Barratt Developments PLC	691,446	6,649
	Restaurant Brands International, Inc. (CAD denominated)2	98,950	6,376
	Restaurant Brands International, Inc.	2,330	150
	Chipotle Mexican Grill, Inc.1	4,023	6,237
	Kering SA	6,422	5,612
	Ferrari NV (EUR denominated)	25,598	5,281
	Shimano, Inc.	22,000	5,218
	Booking Holdings, Inc.1	2,007	4,392
	Cie. Financière Richemont SA, Class A	32,788	3,967
	Astra International Tbk PT	11,337,300	3,863
	NIKE, Inc., Class B	23,456	3,624
	Sony Group Corp.	35,000	3,407
	Moncler SpA	49,234	3,331
	Evolution AB	20,919	3,306

72American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Naspers, Ltd., Class N	14,466	$ 3,037
discretionary	Nokian Renkaat Oyj	71,812	2,899
(continued)	Taylor Wimpey PLC	1,310,386	2,881
	DraftKings, Inc., Class A1	49,904	2,604
	EssilorLuxottica	13,319	2,458
	Just Eat Takeaway (GBP denominated)1	24,031	2,225
	Meituan, Class B1	52,200	2,154
	SAIC Motor Corp., Ltd., Class A1	626,400	2,130
	Industria de Dise÷o Textil, SA	60,428	2,129
	H & M Hennes & Mauritz AB, Class B1	77,418	1,836
	Wayfair Inc., Class A1	3,927	1,240
	Peloton Interactive, Inc., Class A1	7,728	958
	Domino's Pizza Enterprises, Ltd.	8,633	780
	Tesla, Inc.1	1,085	737
	InterContinental Hotels Group PLC1	10,909	726
	Faurecia SA	5,839	286

			286,441

Health care	Abbott Laboratories	316,200	36,657
11.16%	UnitedHealth Group, Inc.	72,720	29,120
	Gilead Sciences, Inc.	377,811	26,016
	Novartis AG	242,534	22,103
	Amgen, Inc.	76,913	18,748
	Thermo Fisher Scientific, Inc.	33,122	16,709
	AstraZeneca PLC	98,167	11,791
	Stryker Corp.	39,293	10,206
	Sanofi	72,406	7,586
	Centene Corp.1	93,169	6,795
	Eli Lilly and Company	26,860	6,165
	Medtronic PLC	48,782	6,055
	Pfizer, Inc.	148,916	5,832
	Chugai Pharmaceutical Co., Ltd.	141,500	5,607
	Siemens Healthineers AG	76,722	4,701
	Coloplast A/S, Class B	26,296	4,315
	WuXi Biologics (Cayman), Inc.1	233,000	4,270
	Zimmer Biomet Holdings, Inc.	25,906	4,166
	Olympus Corp.	184,800	3,673
	PerkinElmer, Inc.	23,686	3,657
	Carl Zeiss Meditec AG, non-registered shares	17,531	3,387
	AbbVie, Inc.	25,247	2,844
	Baxter International, Inc.	30,945	2,491
	Intuitive Surgical, Inc.1	2,687	2,471
	Illumina, Inc.1	5,170	2,446
	Zoetis, Inc., Class A	12,774	2,381
	Cigna Corp.	7,371	1,747
	Alcon, Inc.	24,235	1,697
	Teva Pharmaceutical Industries, Ltd. (ADR)1	169,706	1,680
	M3, Inc.	22,000	1,607
	Vertex Pharmaceuticals, Inc.1	7,437	1,500
	Hypera SA, ordinary nominative shares	179,438	1,244
	GlaxoSmithKline PLC	57,137	1,122
	DexCom, Inc.1	2,076	886
	Insulet Corp.1	3,116	855
	CanSino Biologics, Inc., Class H1	11,200	595
			263,125

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Communication	Alphabet, Inc., Class C1	13,065	$ 32,745
services	Alphabet, Inc., Class A1	8,834	21,571
10.41%	Netflix, Inc.1	73,037	38,579
	Facebook, Inc., Class A1	101,781	35,390
	SoftBank Corp.	1,771,200	23,173
	Comcast Corp., Class A	361,394	20,607
	Yandex NV, Class A1	239,086	16,915
	Tencent Holdings, Ltd.	148,500	11,169
	Altice USA, Inc., Class A1	246,652	8,421
	SoftBank Group Corp.	89,000	6,229
	Bilibili, Inc., Class Z (ADR)1	24,613	2,999
	Bilibili, Inc., Class Z1	23,180	2,854
	Activision Blizzard, Inc.	50,869	4,855
	Sea, Ltd., Class A (ADR)1	13,375	3,673
	Cellnex Telecom, SA, non-registered shares	57,116	3,638
	Vivendi SA2	103,892	3,490
	Daily Mail and General Trust PLC, Class A, nonvoting shares	258,506	3,447
	Omnicom Group, Inc.	24,376	1,950
	ITV PLC1	1,096,106	1,904
	América M÷vil, SAB de CV, Series L (ADR)	58,815	882
	Walt Disney Company1	3,716	653
	Indus Towers, Ltd.	98,788	317

			245,461

Industrials	Airbus SE, non-registered shares1	155,935	20,051
8.31%	CSX Corp.	596,814	19,146
	General Electric Co.	815,977	10,983
	Deere & Company	24,478	8,634
	Safran SA	61,889	8,580
	LIXIL Corp.	305,600	7,903
	Parker-Hannifin Corp.	25,409	7,803
	BAE Systems PLC	1,058,265	7,642
	Lockheed Martin Corp.	20,004	7,568
	Country Garden Services Holdings Co., Ltd.	591,000	6,386
	Stanley Black & Decker, Inc.	28,809	5,906
	VINCI SA	55,293	5,900
	Honeywell International, Inc.	25,632	5,622
	Raytheon Technologies Corp.	65,196	5,562
	TransDigm Group, Inc.1	7,424	4,805
	Compagnie de Saint-Gobain SA, non-registered shares	71,621	4,717
	Melrose Industries PLC	2,193,953	4,707
	Recruit Holdings Co., Ltd.	94,000	4,628
	Emerson Electric Co.	47,421	4,564
	Nidec Corp.	36,900	4,276
	Johnson Controls International PLC	57,412	3,940
	Bunzl PLC	96,986	3,205
	Eiffage SA	26,656	2,712
	Aena SME, SA, non-registered shares	15,922	2,611
	ASSA ABLOY AB, Class B	81,458	2,454
	Ryanair Holdings PLC (ADR)1	22,571	2,442
	Union Pacific Corp.	9,600	2,111
	Sydney Airport, units1	472,784	2,053
	Adecco Group AG	29,114	1,978
	RELX PLC	69,864	1,855
	SMC Corp.	3,100	1,832
	ACS, Actividades de Construcci÷n y Servicios, SA	60,033	1,608
	Wizz Air Holdings PLC1	23,911	1,544
	AB Volvo, Class B	64,119	1,543
	ManpowerGroup, Inc.	12,744	1,515
	InPost SA1	72,793	1,461

74American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Atlas Copco AB, Class B	27,077	$ 1,424
(continued)	L3Harris Technologies, Inc.	6,496	1,404
	Carrier Global Corp.	26,716	1,298
	Ritchie Bros. Auctioneers, Inc.	12,985	770
	Schneider Electric SE	3,633	572
	Otis Worldwide Corp.	4,082	334

			196,049

Consumer staples	Philip Morris International, Inc.	327,580	32,466
6.00%	Nestlé SA	140,236	17,463
	British American Tobacco PLC	375,918	14,560
	British American Tobacco PLC (ADR)	15,802	621
	Keurig Dr Pepper, Inc.	405,571	14,292
	Altria Group, Inc.	198,594	9,469
	Kweichow Moutai Co., Ltd., Class A	24,100	7,671
	Swedish Match AB	756,927	6,455
	Heineken NV	52,309	6,339
	Imperial Brands PLC	218,629	4,709
	Danone SA	56,010	3,943
	Kirin Holdings Company, Ltd.	200,600	3,911
	Constellation Brands, Inc., Class A	15,800	3,696
	Treasury Wine Estates, Ltd.	400,908	3,512
	Bunge, Ltd.	44,000	3,439
	Mondelez International, Inc.	33,312	2,080
	Conagra Brands, Inc.	50,345	1,832
	Pernod Ricard SA	6,779	1,505
	Thai Beverage PCL	2,419,500	1,215
	ITC, Ltd.	248,407	677
	Arca Continental, SAB de CV1	112,300	651
	Oatly Group AB (ADR)1	23,567	576
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	82,400	470

			141,552

Materials	Vale SA, ordinary nominative shares	1,379,408	31,408
5.71%	Vale SA, ordinary nominative shares (ADR)	986,518	22,503
	Rio Tinto PLC	287,922	23,694
	BHP Group PLC	362,100	10,669
	Fortescue Metals Group, Ltd.	508,556	8,902
	Linde PLC	20,634	5,965
	Freeport-McMoRan, Inc.	125,242	4,648
	Shin-Etsu Chemical Co., Ltd.	27,600	4,616
	HeidelbergCement AG	42,449	3,641
	Dow Inc.	47,755	3,022
	CRH PLC	51,660	2,603
	Akzo Nobel NV	20,294	2,507
	Amcor PLC (CDI)	165,731	1,880
	Albemarle Corp.	10,500	1,769
	Barrick Gold Corp. (CAD denominated)	79,724	1,649
	Koninklijke DSM NV	8,292	1,548
	Air Liquide SA, non-registered shares	6,629	1,161
	Evonik Industries AG	28,154	944
	Huntsman Corp.	31,500	835
	Lynas Rare Earths, Ltd.1	163,843	702
			134,666

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)			Value
		Shares	(000)

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	535,070	$ 19,424
2.76%	EOG Resources, Inc.	119,710	9,989
	Gazprom PJSC (ADR)	1,097,013	8,361
	TC Energy Corp. (CAD denominated)	114,213	5,652
	BP PLC	994,134	4,332
	Chevron Corp.	40,379	4,229
	ConocoPhillips	57,341	3,492
	TotalEnergies SE	76,543	3,463
	Royal Dutch Shell PLC, Class B	147,294	2,851
	Suncor Energy, Inc.	88,930	2,130
	Reliance Industries, Ltd.	43,639	1,239

			65,162

Utilities	Enel SpA	1,613,152	14,981
2.72%	DTE Energy Company	76,995	9,979
	China Resources Gas Group, Ltd.	1,534,000	9,207
	Iberdrola, SA, non-registered shares	608,791	7,421
	Entergy Corp.	50,365	5,021
	E.ON SE	380,980	4,406
	NextEra Energy, Inc.	50,808	3,723
	÷rsted AS	14,147	1,985
	Engie SA	141,365	1,937
	China Gas Holdings, Ltd.	578,200	1,765
	Endesa, SA	64,074	1,554
	AES Corp.	52,478	1,368
	Power Grid Corporation of India, Ltd.	239,207	748

			64,095

Real estate	Crown Castle International Corp. REIT	89,497	17,461
2.16%	American Tower Corp. REIT	38,009	10,268
	Longfor Group Holdings, Ltd.	1,443,500	8,087
	Boston Properties, Inc. REIT	25,581	2,931
	VICI Properties, Inc. REIT	75,169	2,332
	Equinix, Inc. REIT	2,838	2,278
	Shimao Group Holdings, Ltd.	692,000	1,697
	CIFI Holdings (Group) Co., Ltd.	1,970,000	1,538
	Vonovia SE	17,384	1,124
	Sun Hung Kai Properties, Ltd.	67,000	998
	China Resources Land, Ltd.	206,000	834
	Iron Mountain, Inc. REIT	16,501	698
	China Resources Mixc Lifestyle Services, Ltd.	95,800	656
	Shimao Services Holdings, Ltd.	39,000	135

			51,037

	Total common stocks (cost: $1,685,564,000)		2,230,844
Preferred securities 0.90%

Consumer	Volkswagen AG, nonvoting preferred shares	44,378	11,114
discretionary

0.47%

Financials	Banco Bradesco SA, preferred nominative shares	1,072,017	5,546
0.25%	Fannie Mae, Series S, 8.25% noncumulative preferred shares1	58,870	125
	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares1,2	61,516	125
			5,796

76American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Preferred securities (continued)			Value
		Shares	(000)

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	44,774	$ 2,930
technology

0.12%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares	78,875	1,384
0.06%
	Total preferred securities (cost: $20,947,000)		21,224

Rights & warrants 0.00%

Industrials	ACS, Actividades de Construcci÷n y Servicios, SA, rights, non-registered shares,
0.00%	expire 20211	26,540	37
	Total rights & warrants (cost: $40,000)		37
Convertible stocks 0.23%

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 20233	2,400	3,030
0.13%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,016	1,544
technology

0.06%

Utilities	DTE Energy Company, convertible preferred units, 6.25% 2022	20,000	989
0.04%
	Total convertible stocks (cost: $5,446,000)		5,563

Convertible bonds & notes 0.20%		Principal amount

		(000)

Communication	Sea Ltd., convertibles notes, 2.375% 2025	$ 1,500	4,635
services
	Total convertible bonds & notes (cost: $3,840,000)		4,635
0.20%

Bonds, notes & other debt instruments 0.37%

Corporate bonds, notes & loans 0.32%

Health care	Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,700
0.12%	Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,048

			2,748

Consumer	Carnival Corp. 11.50% 20233	800	901
discretionary	General Motors Company 5.40% 2023	300	331
0.11%	General Motors Financial Co. 5.20% 2023	300	323
	Royal Caribbean Cruises, Ltd. 11.50% 20253	800	923
			2,478

Energy	TransCanada PipeLines, Ltd. 5.10% 2049	800	1,052
0.04%

American Funds Insurance Series	77

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Bonds, notes & other debt instruments (continued)						Principal amount		Value
						(000)		(000)

Corporate bonds, notes & loans (continued)

Communication	CenturyLink, Inc. 7.50% 2024					$400		$450
services	Sprint Corp. 7.25% 2021					500		508
0.04%
								958

Consumer staples	JBS Investments GMBH II 7.00% 20263					300		319
0.01%
	Total corporate bonds, notes & loans							7,555

Bonds & notes of governments & government agencies outside the U.S. 0.05%

	United Mexican States, Series M, 8.00% 2023					MXN20,000		1,052

	Total bonds, notes & other debt instruments (cost: $8,537,000)							8,607
Short-term securities 4.24%						Shares

Money market investments 3.74%

	Capital Group Central Cash Fund 0.04%4,5					882,377		88,238
Money market investments purchased with collateral from securities on loan 0.50%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%4,6					6,422,520		6,422
	Capital Group Central Cash Fund 0.04%4,5,6					51,919		5,192
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%4,6					34,102		34
								11,648

	Total short-term securities (cost: $99,895,000)							99,886

	Total investment securities 100.54% (cost: $1,824,269,000)							2,370,796
	Other assets less liabilities (0.54)%							(12,619)

	Net assets 100.00%						$2,358,177
Investments in affiliates5

		Value of			Net	Net	Value of
		affiliates at			realized	unrealized	affiliates at	Dividend
		1/1/2021	Additions	Reductions	gain	depreciation	6/30/2021	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.96%
Money market investments 3.74%
Capital Group Central Cash Fund 0.04%4		$66,489	$397,923	$376,162	$4	$(16)	$88,238	$26
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.04%4,6		—	5,1927				5,192	—8
Total short-term securities							93,430

Total 3.96%					$4	$(16)	$93,430	$26

78American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $12,432,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,173,000, which represented .22% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2021.

5Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

MXN = Mexican pesos

See notes to financial statements.

American Funds Insurance Series	79

Growth-Income Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 96.66%			Value
		Shares	(000)

Information	Microsoft Corp.	10,424,024	$2,823,868
technology	Broadcom, Inc.	2,560,501	1,220,949
22.24%	Mastercard, Inc., Class A	1,741,921	635,958
	Visa, Inc., Class A	1,282,991	299,989
	Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	292,391
	Accenture PLC, Class A	991,200	292,196
	Adobe, Inc.1	453,373	265,513
	ASML Holding NV	234,068	160,810
	ASML Holding NV (New York registered) (ADR)	147,800	102,106
	Fidelity National Information Services, Inc.	1,268,981	179,777
	Intel Corp.	2,996,600	168,229
	Automatic Data Processing, Inc.	845,000	167,834
	Apple, Inc.	1,220,400	167,146
	ServiceNow, Inc.1	281,938	154,939
	Autodesk, Inc.1	530,000	154,707
	PayPal Holdings, Inc.1	498,649	145,346
	Concentrix Corp.1	868,198	139,606
	GoDaddy Inc., Class A1	1,402,444	121,956
	Ceridian HCM Holding, Inc.1	1,240,574	118,996
	StoneCo, Ltd., Class A1	1,659,500	111,286
	FleetCor Technologies, Inc.1	420,507	107,675
	Global Payments, Inc.	572,628	107,391
	Euronet Worldwide, Inc.1	763,602	103,354
	CDK Global, Inc.	2,042,800	101,507
	Cognizant Technology Solutions Corp., Class A	1,345,000	93,155
	MKS Instruments, Inc.	481,000	85,594
	Applied Materials, Inc.	517,400	73,678
	Shopify, Inc., Class A, subordinate voting shares1	48,000	70,127
	Atlassian Corp. PLC, Class A1	247,800	63,650
	Texas Instruments, Inc.	308,278	59,282
	Fiserv, Inc.1	536,700	57,368
	QUALCOMM, Inc.	375,195	53,627
	Micron Technology, Inc.1	629,500	53,495
	Amphenol Corp., Class A	772,000	52,812
	Dye & Durham, Ltd.	1,322,100	50,800
	KLA Corp.	155,000	50,253
	Samsung Electronics Co., Ltd.	570,000	40,846
	Lam Research Corp.	62,390	40,597
	Analog Devices, Inc.	231,000	39,769
	Trimble, Inc.1	413,300	33,820
	NetEase, Inc.	1,093,900	24,782
	VeriSign, Inc.1	61,000	13,889
	Arista Networks, Inc.1	32,500	11,775
			9,112,848

Communication	Facebook, Inc., Class A1	5,728,392	1,991,819
services	Alphabet, Inc., Class A1	408,780	998,155
16.78%	Alphabet, Inc., Class C1	358,167	897,681
	Netflix, Inc.1	2,577,884	1,361,664
	Comcast Corp., Class A	14,034,950	800,273
	Charter Communications, Inc., Class A1	573,127	413,482
	Electronic Arts, Inc.	1,168,000	167,993
	Tencent Holdings, Ltd.	1,782,100	134,043
	Walt Disney Company1	300,000	52,731
	Vodafone Group PLC	20,000,000	33,570
	Activision Blizzard, Inc.	262,939	25,095

			6,876,506

80American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	UnitedHealth Group, Inc.	2,609,900	$1,045,108
11.31%	Abbott Laboratories	6,794,592	787,697
	Gilead Sciences, Inc.	7,260,400	499,951
	Amgen, Inc.	1,036,000	252,525
	Novo Nordisk A/S, Class B	2,446,056	204,929
	AstraZeneca PLC	1,249,112	150,033
	AstraZeneca PLC (ADR)2	721,200	43,200
	Anthem, Inc.	463,288	176,883
	Thermo Fisher Scientific, Inc.	336,353	169,680
	AbbVie, Inc.	1,296,036	145,986
	GlaxoSmithKline PLC	6,402,300	125,706
	PerkinElmer, Inc.	743,500	114,804
	Merck & Co., Inc.	1,377,900	107,159
	Medtronic PLC	860,000	106,752
	Royalty Pharma PLC, Class A	2,557,706	104,840
	Baxter International, Inc.	995,800	80,162
	Edwards Lifesciences Corp.1	712,289	73,772
	Eli Lilly and Company	248,703	57,082
	Zimmer Biomet Holdings, Inc.	342,366	55,059
	AmerisourceBergen Corp.	475,400	54,429
	NovoCure, Ltd.1	193,600	42,944
	Vertex Pharmaceuticals, Inc.1	192,000	38,713
	Roche Holding AG, nonvoting non-registered shares	93,081	35,065
	Seagen, Inc.1	215,292	33,990
	Stryker Corp.	117,135	30,424
	Ultragenyx Pharmaceutical, Inc.1	315,000	30,035
	Humana Inc.	65,300	28,910
	Allogene Therapeutics, Inc.1	800,000	20,864
	Vir Biotechnology, Inc.1	258,400	12,217
	Organon & Co.1	118,490	3,586
			4,632,505

Industrials	Carrier Global Corp.	8,800,613	427,710
10.29%	CSX Corp.	8,801,100	282,339
	Woodward, Inc.	2,204,500	270,889
	Northrop Grumman Corp.	733,200	266,467
	Raytheon Technologies Corp.	2,574,145	219,600
	Equifax, Inc.	893,208	213,932
	Airbus SE, non-registered shares1	1,617,590	207,994
	TransDigm Group, Inc.1	302,520	195,818
	Meggitt PLC1	30,279,152	193,174
	Waste Connections, Inc.	1,516,231	181,084
	Union Pacific Corp.	697,700	153,445
	TFI International, Inc.	1,671,259	152,402
	BWX Technologies, Inc.	2,357,405	137,012
	Norfolk Southern Corp.	482,759	128,129
	General Dynamics Corp.	593,975	111,822
	Waste Management, Inc.	767,700	107,563
	Old Dominion Freight Line, Inc.	405,000	102,789
	L3Harris Technologies, Inc.	446,960	96,610
	General Electric Co.	7,022,250	94,520
	Honeywell International, Inc.	409,067	89,729
	Air Lease Corp., Class A	2,097,300	87,541
	Lockheed Martin Corp.	230,000	87,021
	Fortive Corp.	1,085,000	75,668
	Safran SA	539,713	74,825
	ITT, Inc.	750,836	68,769
	Ryanair Holdings PLC (ADR)1	445,550	48,213
	Ryanair Holdings PLC1	611,907	11,580
	Fastenal Co.	635,000	33,020
	Montana Aerospace AG1	658,516	27,721
American Funds Insurance Series	81

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Cummins, Inc.	100,000	$ 24,381
(continued)	Caterpillar, Inc.	101,600	22,111
	Otis Worldwide Corp.	268,100	21,923

			4,215,801

Financials	JPMorgan Chase & Co.	4,619,132	718,460
10.10%	PNC Financial Services Group, Inc.	1,531,486	292,146
	Marsh & McLennan Companies, Inc.	1,744,801	245,459
	Intercontinental Exchange, Inc.	2,000,990	237,518
	CME Group, Inc., Class A	1,078,500	229,375
	Aon PLC, Class A	882,200	210,634
	Chubb, Ltd.	1,239,153	196,951
	Nasdaq, Inc.	1,095,500	192,589
	BlackRock, Inc.	205,800	180,069
	S&P Global, Inc.	433,338	177,864
	Moody's Corp.	425,900	154,333
	Travelers Companies, Inc.	931,955	139,523
	American International Group, Inc.	2,851,000	135,708
	Arthur J. Gallagher & Co.	966,650	135,408
	Discover Financial Services	1,019,080	120,547
	KeyCorp	4,886,953	100,916
	Bank of America Corp.	2,445,755	100,838
	Hong Kong Exchanges and Clearing, Ltd.	1,659,500	98,916
	State Street Corp.	1,077,260	88,637
	Power Corporation of Canada, subordinate voting shares	2,443,100	77,219
	Charles Schwab Corp.	879,000	64,000
	B3 SA-Brasil, Bolsa, Balcao	15,096,000	51,050
	Truist Financial Corp.	870,732	48,326
	Wells Fargo & Company	981,600	44,457
	Webster Financial Corp.	823,516	43,926
	Citizens Financial Group, Inc.	728,750	33,428
	UBS Group AG	1,343,666	20,563

			4,138,860

Consumer	Amazon.com, Inc.1	380,560	1,309,187
discretionary	General Motors Company1	8,736,000	516,909
8.77%	Home Depot, Inc.	813,961	259,564
	Wyndham Hotels & Resorts, Inc.	3,132,634	226,458
	Royal Caribbean Cruises, Ltd.1	1,925,400	164,198
	Hilton Worldwide Holdings, Inc.1	1,177,320	142,008
	Burlington Stores, Inc.1	381,458	122,826
	Dollar Tree Stores, Inc.1	1,105,278	109,975
	MercadoLibre, Inc.1	70,000	109,045
	Kering SA	101,695	88,871
	Chipotle Mexican Grill, Inc.1	53,110	82,339
	Lowe's Companies, Inc.	345,000	66,920
	Peloton Interactive, Inc., Class A1	465,000	57,669
	Hasbro, Inc.	558,000	52,742
	Thor Industries, Inc.	440,200	49,743
	Dollar General Corp.	223,710	48,409
	McDonald's Corp.	198,000	45,736
	Aptiv PLC1	233,000	36,658
	YUM! Brands, Inc.	196,630	22,618
	Starbucks Corp.	199,000	22,250
	Marriott International, Inc., Class A1	161,200	22,007
	Booking Holdings, Inc.1	8,100	17,724
	Wynn Resorts, Ltd.1	105,122	12,857
	Airbnb, Inc., Class A1	39,731	6,084
			3,592,797

82American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Linde PLC	1,010,978	$ 292,274
4.88%	Vale SA, ordinary nominative shares (ADR)	9,206,039	209,990
	Vale SA, ordinary nominative shares	3,404,848	77,526
	LyondellBasell Industries NV	2,453,100	252,350
	Celanese Corp.	1,250,900	189,636
	Air Products and Chemicals, Inc.	602,306	173,271
	Dow Inc.	2,550,000	161,364
	International Flavors & Fragrances, Inc.	1,075,001	160,605
	Freeport-McMoRan, Inc.	3,803,000	141,129
	Sherwin-Williams Company	475,300	129,496
	Rio Tinto PLC	1,020,655	83,992
	PPG Industries, Inc.	295,550	50,176
	Barrick Gold Corp.	2,373,000	49,074
	Allegheny Technologies, Inc.1	1,458,734	30,415
			2,001,298

Consumer staples	Philip Morris International, Inc.	5,342,126	529,458
4.39%	Keurig Dr Pepper, Inc.	10,054,335	354,315
	British American Tobacco PLC	4,663,859	180,642
	Reckitt Benckiser Group PLC	1,275,000	112,824
	Anheuser-Busch InBev SA/NV	1,358,211	97,934
	Nestlé SA	731,589	91,104
	Mondelez International, Inc.	1,436,300	89,682
	Molson Coors Beverage Company, Class B, restricted voting shares1	1,620,313	86,995
	Clorox Co.	300,000	53,973
	Herbalife Nutrition, Ltd.1	849,000	44,768
	Church & Dwight Co., Inc.	424,500	36,176
	General Mills, Inc.	428,800	26,127
	Pernod Ricard SA	117,200	26,015
	Constellation Brands, Inc., Class A	100,700	23,553
	Lamb Weston Holdings, Inc.	291,727	23,531
	Kraft Heinz Company	567,200	23,130

			1,800,227

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	288,528
3.02%	EOG Resources, Inc.	3,255,400	271,631
	Chevron Corp.	2,127,065	222,789
	ConocoPhillips	2,699,104	164,375
	TC Energy Corp. (CAD denominated)	1,821,019	90,111
	Equitrans Midstream Corp.	9,950,307	84,677
	Baker Hughes Co., Class A	3,492,424	79,872
	Exxon Mobil Corp.	500,000	31,540
	Weatherford International1	128,424	2,337
			1,235,860

Real estate	Equinix, Inc. REIT	524,200	420,723
2.56%	Crown Castle International Corp. REIT	1,561,966	304,740
	MGM Growth Properties LLC REIT, Class A	3,996,000	146,333
	VICI Properties, Inc. REIT	2,887,318	89,565
	Digital Realty Trust, Inc. REIT	592,500	89,147

			1,050,508

Utilities	Enel SpA	23,794,069	220,971
2.32%	AES Corp.	5,403,200	140,861
	Endesa, SA	5,162,847	125,253
	Sempra Energy	750,000	99,360
	Exelon Corp.	1,576,100	69,837
	CenterPoint Energy, Inc.	2,840,104	69,639
American Funds Insurance Series	83

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Entergy Corp.	634,900	$63,300
(continued)	CMS Energy Corp.	918,200	54,247
	Edison International	522,800	30,228
	PG&E Corp.1	2,840,000	28,883
	Xcel Energy, Inc.	423,300	27,887
	American Electric Power Company, Inc.	250,600	21,198

			951,664

	Total common stocks (cost: $22,103,914,000)		39,608,874
Convertible stocks 1.06%

Health care	Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	141,370
0.57%	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	61,857	91,256
			232,626

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	156,217
technology

0.38%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	42,644
discretionary

0.10%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	4,280
0.01%
	Total convertible stocks (cost: $314,563,000)		435,767

Bonds, notes & other debt instruments 0.04%		Principal amount

		(000)

Corporate bonds, notes & loans 0.04%

Energy	Weatherford International PLC 8.75% 20243	$1,982	2,077
0.02%	Weatherford International PLC 11.00% 20243	5,280	5,498
			7,575

Industrials	Boeing Company 4.875% 2025	4,706	5,275
0.02%

Consumer	General Motors Financial Co. 4.30% 2025	160	177
discretionary	General Motors Financial Co. 5.25% 2026	827	956
0.00%
			1,133

	Total corporate bonds, notes & loans		13,983

	Total bonds, notes & other debt instruments (cost: $12,691,000)		13,983
Short-term securities 2.57%		Shares

Money market investments 2.40%

	Capital Group Central Cash Fund 0.04%4,5	9,823,658	982,367

84American Funds Insurance Series

Growth-Income Fund (continued)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.17%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%4,6					38,305,963		$38,305
Capital Group Central Cash Fund 0.04%4,5,6					309,664		30,967
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%4,6					203,392		203
							69,475

Total short-term securities (cost: $1,051,746,000)							1,051,842

Total investment securities 100.33% (cost: $23,482,914,000)						41,110,466
Other assets less liabilities (0.33)%							(133,519)

Net assets 100.00%						$40,976,947
Investments in affiliates5

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.47%
Money market investments 2.40%
Capital Group Central Cash Fund 0.04%4	$1,005,764	$4,245,629	$4,268,866	$(52)	$(108)	$982,367	$486
Money market investments purchased with collateral from
securities on loan 0.07%
Capital Group Central Cash Fund 0.04%4,6	—	30,9677				30,967	—8
Total short-term securities						1,013,334

Total 2.47%				$(52)	$(108)	$1,013,334	$486

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $75,628,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,575,000, which represented .02% of the net assets of the fund.

4Rate represents the seven-day yield at 6/30/2021.

5Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	85

International Growth and Income Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 94.32%			Value
		Shares	(000)

Financials	HDFC Bank, Ltd.	2,309,600	$ 46,543
17.54%	ING Groep NV	3,359,189	44,372
	AIA Group, Ltd.	2,338,600	29,066
	Zurich Insurance Group AG	54,100	21,704
	DNB ASA	825,000	17,975
	Sberbank of Russia PJSC (ADR)	999,000	16,589
	Moscow Exchange MICEX-RTS PJSC	5,665,000	13,223
	B3 SA-Brasil, Bolsa, Balcao	3,906,000	13,209
	Aegon NV	2,483,308	10,303
	Great-West Lifeco, Inc. (CAD denominated)1	248,102	7,370
	PICC Property and Casualty Co., Ltd., Class H	7,905,000	6,923
	Fairfax Financial Holdings, Ltd., subordinate voting shares	15,600	6,841
	Allfunds Group PLC2	99,470	1,731
			235,849

Consumer	LVMH Mo÷t Hennessy-Louis Vuitton SE	48,000	37,638
discretionary	Prosus NV	345,500	33,786
13.51%	Sony Group Corp.	224,700	21,874
	Naspers, Ltd., Class N	95,400	20,030
	Taylor Wimpey PLC	6,878,250	15,124
	Flutter Entertainment PLC (CDI)2	73,000	13,274
	Kering SA	14,379	12,566
	Galaxy Entertainment Group, Ltd.2	1,345,000	10,766
	Ferrari NV (EUR denominated)	50,000	10,316
	Alibaba Group Holding, Ltd.2	221,000	6,262
			181,636

Health care	Daiichi Sankyo Company, Ltd.	1,359,000	29,292
9.84%	Aier Eye Hospital Group Co., Ltd., Class A	2,610,189	28,673
	Richter Gedeon Nyrt.	642,232	17,098
	Fresenius SE & Co. KGaA	283,701	14,800
	HOYA Corp.	85,000	11,270
	Novartis AG	113,564	10,349
	Chugai Pharmaceutical Co., Ltd.	228,900	9,070
	GlaxoSmithKline PLC	386,500	7,589
	Teva Pharmaceutical Industries, Ltd. (ADR)2	417,000	4,128
	NMC Health PLC2,3,4	304,610	4
			132,273

Materials	Vale SA, ordinary nominative shares	1,712,500	38,993
9.45%	Vale SA, ordinary nominative shares (ADR)	424,300	9,678
	Rio Tinto PLC	455,900	37,517
	Linde PLC	53,000	15,322
	Air Liquide SA, non-registered shares	79,200	13,867
	Akzo Nobel NV	93,955	11,609

			126,986

Communication	SoftBank Corp.	4,691,700	61,383
services	Yandex NV, Class A2	397,400	28,116
9.29%	Tencent Holdings, Ltd.	209,500	15,758
	Bilibili, Inc., Class Z (ADR)2	69,200	8,431
	SoftBank Group Corp.	106,600	7,461
	Rightmove PLC	423,500	3,804

			124,953

86American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Airbus SE, non-registered shares2	246,912	$ 31,749
8.65%	Ryanair Holdings PLC (ADR)2	179,000	19,370
	Singapore Technologies Engineering, Ltd.	5,270,000	15,167
	Shanghai International Airport Co., Ltd., Class A	2,012,496	14,991
	Komatsu, Ltd.	445,000	11,057
	LIXIL Corp.	385,000	9,956
	Aena SME, SA, non-registered shares	52,450	8,601
	Recruit Holdings Co., Ltd.	108,400	5,337

			116,228

Information	ASML Holding NV	47,800	32,840
technology	Avast PLC	3,804,000	25,774
8.58%	Taiwan Semiconductor Manufacturing Company, Ltd.	1,010,000	21,568
	Nice, Ltd. (ADR)	73,400	18,163
	SUMCO Corp.	692,000	16,974

			115,319

Consumer staples	Imperial Brands PLC	1,848,572	39,815
7.27%	Treasury Wine Estates, Ltd.	2,607,742	22,842
	Philip Morris International, Inc.	140,000	13,875
	Pernod Ricard SA	39,400	8,746
	British American Tobacco PLC	216,802	8,397
	Kirin Holdings Company, Ltd.	209,500	4,085

			97,760

Utilities	ENN Energy Holdings, Ltd.	1,150,000	21,891
4.30%	Enel SpA	1,522,000	14,134
	Iberdrola, SA, non-registered shares	632,578	7,711
	E.ON SE	636,000	7,356
	SSE PLC	325,350	6,753

			57,845

Energy	Royal Dutch Shell PLC, Class A (GBP denominated)	792,000	15,851
3.18%	Canadian Natural Resources, Ltd. (CAD denominated)	272,500	9,892
	Canadian Natural Resources, Ltd.	92,000	3,338
	Cenovus Energy ,Inc.	935,000	8,946
	TotalEnergies SE	104,750	4,739

			42,766

Real estate	China Resources Mixc Lifestyle Services, Ltd.	2,193,461	15,015
2.71%	Sun Hung Kai Properties, Ltd.	747,000	11,132
	Embassy Office Parks REIT	2,191,000	10,328

			36,475

	Total common stocks (cost: $890,370,000)		1,268,090
Preferred securities 0.97%

Energy	Petr÷leo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	591,100	6,981
0.97%	Petr÷leo Brasileiro SA (Petrobras), preferred nominative shares	1,031,250	6,102

	Total preferred securities (cost: $7,450,000)		13,083

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Bonds, notes & other debt instruments 0.64%

Principal amount	Value
(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. 0.35%

	Brazil (Federative Republic of) 10.00% 2025	BRL22,000	$4,668
Corporate bonds, notes & loans 0.29%

Health care	Teva Pharmaceutical Finance Co. BV 3.15% 2026	$ 1,060	1,010
0.29%	Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	1,018
	Valeant Pharmaceuticals International, Inc. 6.125% 20255	1,808	1,855
	Total bonds, notes & other debt instruments (cost: $9,567,000)		8,551

Short-term securities 5.09%					Shares

Money market investments 5.04%

Capital Group Central Cash Fund 0.04%6,7					677,760		67,776

Money market investments purchased with collateral from securities on loan 0.05%

Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%6,8					349,750		350
Capital Group Central Cash Fund 0.04%6,7,8					2,827		282
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%6,8					1,857		2
							634

Total short-term securities (cost: $68,407,000)							68,410

Total investment securities 101.02% (cost: $975,794,000)							1,358,134
Other assets less liabilities (1.02)%							(13,681)

Net assets 100.00%						$1,344,453
Investments in affiliates7

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.06%
Money market investments 5.04%
Capital Group Central Cash Fund 0.04%6	$31,755	$345,022	$308,992	$(6)	$(3)	$67,776	$19
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.04%6,8	—	2829				282	—10
Total short-term securities						68,058

Total 5.06%				$(6)	$(3)	$68,058	$19

88American Funds Insurance Series

International Growth and Income Fund (continued)

1All or a portion of this security was on loan. The total value of all such securities was $671,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

2Security did not produce income during the last 12 months.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,000, which represented less than .01% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,855,000, which represented .14% of the net assets of the fund.

6Rate represents the seven-day yield at 6/30/2021.

7Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Represents net activity. Refer to Note 5 for more information on securities lending.

10Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series	89

Capital Income Builder

Investment portfolio June 30, 2021			unaudited
Common stocks 77.82%			Value
		Shares	(000)

Financials	JPMorgan Chase & Co.	83,343	$ 12,963
15.52%	Toronto-Dominion Bank (CAD denominated)	183,760	12,878
	Zurich Insurance Group AG	32,066	12,865
	M÷nchener R÷ckversicherungs-Gesellschaft AG	35,343	9,679
	PNC Financial Services Group, Inc.	50,003	9,539
	CME Group, Inc., Class A	36,313	7,723
	DNB ASA	254,365	5,542
	Power Corporation of Canada, subordinate voting shares	169,999	5,373
	DBS Group Holdings, Ltd.	239,306	5,305
	Principal Financial Group, Inc.	80,612	5,094
	Great-West Lifeco, Inc. (CAD denominated)	164,724	4,893
	American International Group, Inc.	97,550	4,643
	Ping An Insurance (Group) Company of China, Ltd., Class H	382,500	3,746
	Ping An Insurance (Group) Company of China, Ltd., Class A	60,300	600
	Intesa Sanpaolo SpA	1,467,194	4,053
	Hong Kong Exchanges and Clearing, Ltd.	67,600	4,029
	ING Groep NV	285,107	3,766
	Kaspi.kz JSC1	34,518	3,659
	Citigroup, Inc.	42,591	3,013
	KeyCorp	142,937	2,952
	Truist Financial Corp.	47,621	2,643
	Tryg A/S	106,254	2,608
	AIA Group, Ltd.	188,800	2,347
	Citizens Financial Group, Inc.	42,181	1,935
	Moscow Exchange MICEX-RTS PJSC	800,276	1,868
	East West Bancorp, Inc.	24,733	1,773
	PICC Property and Casualty Co., Ltd., Class H	2,012,000	1,762
	B3 SA-Brasil, Bolsa, Balcao	490,029	1,657
	National Bank of Canada	19,938	1,492
	U.S. Bancorp	25,853	1,473
	Travelers Companies, Inc.	9,654	1,445
	Swedbank AB, Class A	73,840	1,374
	China Merchants Bank Co., Ltd., Class H	160,500	1,370
	China Pacific Insurance (Group) Co., Ltd., Class H	420,950	1,326
	State Street Corp.	15,793	1,299
	Franklin Resources, Inc.	37,676	1,205
	BNP Paribas SA	15,079	945
	UBS Group AG	57,964	887
	Sberbank of Russia PJSC (ADR)	51,961	863
	Discover Financial Services	6,895	816
	Everest Re Group, Ltd.	3,090	779
	BlackRock, Inc.	827	724
	Webster Financial Corp.	13,504	720
	Euronext NV	6,323	688
	Banco Santander, SA	171,144	653
	Morgan Stanley	7,109	652
	Marsh & McLennan Companies, Inc.	4,495	632
	KBC Groep NV	8,123	619
	EFG International AG	57,297	470
	BOC Hong Kong (Holdings), Ltd.	127,000	431
	Wells Fargo & Company	8,520	386
	The Blackstone Group, Inc.	2,505	243
	South State Corp.	2,444	200
	Cullen/Frost Bankers, Inc.	1,550	174
	Skandinaviska Enskilda Banken AB, Class A	11,929	154
	IIFL Wealth Management, Ltd.	8,122	127
	TISCO Financial Group PCL, foreign registered shares	31,200	86
	Vontobel Holding AG	376	29

			161,170

90American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Broadcom, Inc.	73,782	$35,182
technology	Microsoft Corp.	75,404	20,427
9.58%	Taiwan Semiconductor Manufacturing Company, Ltd.	539,800	11,527
	GlobalWafers Co., Ltd.	168,000	5,541
	Intel Corp.	88,986	4,996
	NetApp, Inc.	46,632	3,815
	Vanguard International Semiconductor Corp.	857,700	3,632
	KLA Corp.	7,476	2,424
	Automatic Data Processing, Inc.	11,545	2,293
	Paychex, Inc.	20,222	2,170
	Texas Instruments, Inc.	9,708	1,867
	Apple, Inc.	8,270	1,133
	QUALCOMM, Inc.	7,229	1,033
	Tokyo Electron, Ltd.	2,100	909
	Tripod Technology Corp.2	171,000	829
	Western Union Company	32,607	749
	International Business Machines Corp.	2,145	314
	BE Semiconductor Industries NV	2,742	233
	SINBON Electronics Co., Ltd.2	20,000	197
	FDM Group (Holdings) PLC	12,913	182

			99,453

Consumer staples	Philip Morris International, Inc.	266,353	26,398
9.20%	British American Tobacco PLC	353,229	13,681
	Nestlé SA	53,596	6,674
	General Mills, Inc.	96,775	5,897
	Altria Group, Inc.	121,956	5,815
	PepsiCo, Inc.	37,238	5,518
	Unilever PLC (GBP denominated)	81,677	4,780
	Coca-Cola Company	78,070	4,224
	Carlsberg A/S, Class B	18,594	3,466
	Imperial Brands PLC	149,897	3,228
	Danone SA	43,107	3,035
	Keurig Dr Pepper, Inc.	60,055	2,116
	ITC, Ltd.	772,549	2,107
	Kraft Heinz Company	49,619	2,023
	Anheuser-Busch InBev SA/NV	23,574	1,700
	Kimberly-Clark Corp.	9,419	1,260
	Reckitt Benckiser Group PLC	10,484	928
	Vector Group, Ltd.	62,743	887
	Procter & Gamble Company	5,682	767
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	78,800	449
	Viscofan, SA, non-registered shares	3,213	224
	Scandinavian Tobacco Group A/S	10,343	211
	Hilton Food Group PLC	9,039	137

			95,525

Health care	Amgen, Inc.	79,720	19,432
8.31%	Gilead Sciences, Inc.	250,519	17,251
	AbbVie, Inc.	87,233	9,826
	GlaxoSmithKline PLC	457,135	8,976
	Novartis AG	76,224	6,946
	Medtronic PLC	49,665	6,165
	AstraZeneca PLC	40,350	4,846
	Abbott Laboratories	29,261	3,392
	UnitedHealth Group, Inc.	6,641	2,659
	Merck & Co., Inc.	27,010	2,101
	Roche Holding AG, nonvoting non-registered shares	5,287	1,992
American Funds Insurance Series	91

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Eli Lilly and Company	5,987	$ 1,374
(continued)	Royalty Pharma PLC, Class A	31,087	1,274
	Organon & Co.2	1,852	56
			86,290

Real estate	Crown Castle International Corp. REIT	140,260	27,365
7.41%	VICI Properties, Inc. REIT	312,915	9,707
	Digital Realty Trust, Inc. REIT	49,293	7,417
	Gaming and Leisure Properties, Inc. REIT	113,388	5,253
	Link Real Estate Investment Trust REIT	476,818	4,621
	Federal Realty Investment Trust REIT	23,928	2,804
	MGM Growth Properties LLC REIT, Class A	68,972	2,526
	CK Asset Holdings, Ltd.	300,000	2,071
	TAG Immobilien AG	57,556	1,826
	Longfor Group Holdings, Ltd.	321,000	1,798
	Equinix, Inc. REIT	1,936	1,554
	Charter Hall Group REIT	129,795	1,511
	American Tower Corp. REIT	4,320	1,167
	Embassy Office Parks REIT	200,200	944
	CTP NV2	42,585	858
	Powergrid Infrastructure Investment Trust2	555,500	847
	Americold Realty Trust REIT	21,956	831
	Sun Hung Kai Properties, Ltd.	55,255	823
	Alexandria Real Estate Equities, Inc. REIT	4,454	810
	Mindspace Business Parks REIT	201,600	767
	Kimco Realty Corp. REIT	35,988	750
	China Resources Land, Ltd.	132,000	535
	PSP Swiss Property AG	1,512	192

			76,977

Utilities	Enel SpA	1,036,440	9,625
6.97%	Iberdrola, SA, non-registered shares	736,018	8,972
	DTE Energy Company	57,440	7,444
	E.ON SE	608,464	7,037
	Power Grid Corporation of India, Ltd.	1,687,070	5,275
	Duke Energy Corp.	44,351	4,378
	Exelon Corp.	96,088	4,258
	Dominion Energy, Inc.	53,419	3,930
	Southern Co.	53,857	3,259
	Entergy Corp.	27,180	2,710
	China Gas Holdings, Ltd.	631,600	1,928
	SSE PLC	91,281	1,895
	Engie SA	135,934	1,862
	National Grid PLC	144,076	1,835
	AES Corp.	62,187	1,621
	Endesa, SA	61,633	1,495
	Public Service Enterprise Group, Inc.	18,838	1,125
	Sempra Energy	6,993	927
	Edison International	9,921	574
	Power Assets Holdings, Ltd.	89,000	546
	Centrica PLC2	609,025	434
	Keppel Infrastructure Trust	908,536	375
	Guangdong Investment, Ltd.	220,000	316
	Ratch Group PCL, foreign registered shares	205,400	293
	CMS Energy Corp.	2,685	159
	NextEra Energy, Inc.	1,381	101

			72,374

92American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	TC Energy Corp. (CAD denominated)	150,611	$ 7,453
5.02%	TC Energy Corp.	45,730	2,264
	Chevron Corp.	91,856	9,621
	Canadian Natural Resources, Ltd. (CAD denominated)	199,048	7,226
	EOG Resources, Inc.	48,393	4,038
	Enbridge, Inc. (CAD denominated)	98,420	3,940
	Gazprom PJSC (ADR)	490,038	3,735
	ConocoPhillips	58,458	3,560
	TotalEnergies SE	65,989	2,986
	Royal Dutch Shell PLC, Class B	100,799	1,951
	Royal Dutch Shell PLC, Class B (ADR)	6,718	261
	BP PLC	355,878	1,551
	Equitrans Midstream Corp.	181,336	1,543
	Schlumberger, Ltd.	30,694	983
	Exxon Mobil Corp.	11,940	753
	Petronet LNG, Ltd.	96,578	293

			52,158

Materials	Vale SA, ordinary nominative shares (ADR)	455,362	10,387
4.76%	Vale SA, ordinary nominative shares	214,692	4,888
	Rio Tinto PLC	99,773	8,211
	BHP Group PLC	225,415	6,642
	LyondellBasell Industries NV	45,568	4,688
	Fortescue Metals Group, Ltd.	141,754	2,481
	Air Products and Chemicals, Inc.	8,081	2,325
	Dow Inc.	34,546	2,186
	Evonik Industries AG	49,826	1,671
	Asahi Kasei Corp.	146,600	1,611
	BASF SE	18,155	1,430
	Linde PLC	4,289	1,240
	Celanese Corp.	5,378	815
	Nexa Resources SA	43,598	382
	WestRock Co.	6,230	331
	Amcor PLC (CDI)	17,918	203

			49,491

Communication	Comcast Corp., Class A	217,877	12,423
services	SoftBank Corp.	690,000	9,028
4.61%	BCE, Inc.	124,515	6,140
	Verizon Communications, Inc.	70,618	3,957
	Koninklijke KPN NV	1,032,627	3,225
	HKT Trust and HKT, Ltd., units	1,927,240	2,626
	TELUS Corp.	103,494	2,321
	Indus Towers, Ltd.	450,711	1,447
	Nippon Telegraph and Telephone Corp.	45,100	1,175
	Vodafone Group PLC	659,561	1,107
	WPP PLC	80,334	1,083
	ITV PLC2	501,633	871
	Omnicom Group, Inc.	8,748	700
	ProSiebenSat.1 Media SE	33,506	666
	HKBN, Ltd.	526,000	637
	Zegona Communications PLC	128,515	264
	Sanoma Oyj	10,670	177

			47,847

Industrials	Raytheon Technologies Corp.	136,972	11,685
3.89%	VINCI SA	27,538	2,938
	Lockheed Martin Corp.	7,666	2,900
	BOC Aviation, Ltd.	340,200	2,870
American Funds Insurance Series	93

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Singapore Technologies Engineering, Ltd.	961,100	$ 2,766
(continued)	RELX PLC	93,520	2,483
	Trinity Industries, Inc.	72,684	1,954
	ABB, Ltd.	54,575	1,852
	Waste Management, Inc.	11,665	1,634
	Union Pacific Corp.	5,919	1,302
	CCR SA, ordinary nominative shares	448,936	1,214
	C÷a. de Distribuci÷n Integral Logista Holdings, SA, non-registered shares	47,238	971
	United Parcel Service, Inc., Class B	4,361	907
	Cummins, Inc.	3,685	898
	BAE Systems PLC	124,017	896
	Caterpillar, Inc.	2,653	577
	Deutsche Post AG	7,139	486
	ALD SA	27,810	417
	General Dynamics Corp.	2,115	398
	Melrose Industries PLC	111,714	240
	Honeywell International, Inc.	1,058	232
	L3Harris Technologies, Inc.	1,056	228
	Norfolk Southern Corp.	811	215
	Atlas Corp.	11,760	168
	Mitsubishi Corp.	4,400	120
	Stanley Black & Decker, Inc.	429	88

			40,439

Consumer	Home Depot, Inc.	13,586	4,332
discretionary	McDonald's Corp.	15,471	3,574
2.55%	Industria de Dise÷o Textil, SA	65,535	2,309
	Kering SA	2,610	2,281
	Starbucks Corp.	19,872	2,222
	Midea Group Co., Ltd., Class A	183,600	2,028
	Cie. Financière Richemont SA, Class A	15,382	1,861
	Hasbro, Inc.	17,588	1,662
	Taylor Wimpey PLC	655,324	1,441
	YUM! Brands, Inc.	8,899	1,024
	LVMH Mo÷t Hennessy-Louis Vuitton SE	1,167	915
	Gree Electric Appliances, Inc. of Zhuhai, Class A	98,638	795
	VF Corp.	9,432	774
	Sands China, Ltd.2	148,400	625
	SAIC Motor Corp., Ltd., Class A2	129,318	440
	Inchcape PLC	12,146	129
	Thule Group AB	2,169	96

			26,508

	Total common stocks (cost: $605,347,000)		808,232
Preferred securities 0.20%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	30,801	2,016
technology
	Total preferred securities (cost: $1,193,000)		2,016
0.20%

Rights & warrants 0.00%

Consumer	Cie. Financière Richemont SA, Class A, warrants, expire 20232	7,130	5
discretionary
	Total rights & warrants (cost: $0)		5
0.00%

94American Funds Insurance Series

Capital Income Builder (continued)

Convertible stocks 1.07%			Value
		Shares	(000)

Utilities	NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	$ 1,656
0.40%	American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	776
	American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	202
	AES Corp., convertible preferred units, 6.875% 2024	8,659	931
	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	573

			4,138

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,124	3,228
technology

0.31%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20233	1,745	2,575
0.25%

Industrials	Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 20223	7,000	845
0.08%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	348
discretionary
	Total convertible stocks (cost: $8,553,000)		11,134
0.03%

Investment funds 2.94%

	Capital Group Central Corporate Bond Fund4	3,019,249	30,524
	Total investment funds (cost: $30,464,000)		30,524
Convertible bonds & notes 0.05%		Principal amount

		(000)

Consumer	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 20231	$392	536
discretionary
	Total convertible bonds & notes (cost: $395,000)		536
0.05%

Bonds, notes & other debt instruments 14.41%

U.S. Treasury bonds & notes 7.85%

U.S. Treasury	U.S. Treasury 0.125% 2022	15,750	15,756
6.31%	U.S. Treasury 0.125% 2022	5,850	5,852
	U.S. Treasury 0.125% 2022	2,600	2,600
	U.S. Treasury 0.125% 2022	1,625	1,624
	U.S. Treasury 0.125% 2023	2,200	2,198
	U.S. Treasury 0.125% 2023	2,000	1,997
	U.S. Treasury 0.125% 2023	1,125	1,123
	U.S. Treasury 0.125% 2023	1,025	1,024
	U.S. Treasury 0.375% 2025	907	897
	U.S. Treasury 0.75% 2026	7,803	7,764
	U.S. Treasury 0.75% 2026	3,850	3,828
	U.S. Treasury 0.75% 2026	1	1
	U.S. Treasury 1.875% 2026	6,300	6,608
	U.S. Treasury 2.00% 20265	2,800	2,955
	U.S. Treasury 0.50% 2027	2,900	2,813
	U.S. Treasury 1.25% 2028	1,350	1,355
American Funds Insurance Series	95

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.625% 2031	$ 66	$67
(continued)	U.S. Treasury 1.125% 20405	2,400	2,070
	U.S. Treasury 1.875% 20515	5,328	5,074
			65,606

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20236	620	648
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 20236	1,147	1,220
securities	U.S. Treasury Inflation-Protected Security 0.625% 20236	1,461	1,545
1.54%	U.S. Treasury Inflation-Protected Security 0.125% 20246	684	736
	U.S. Treasury Inflation-Protected Security 0.125% 20246	190	205
	U.S. Treasury Inflation-Protected Security 0.50% 20246	554	598
	U.S. Treasury Inflation-Protected Security 0.625% 20246	670	722
	U.S. Treasury Inflation-Protected Security 0.125% 20256	1,137	1,228
	U.S. Treasury Inflation-Protected Security 0.125% 20266	2,896	3,154
	U.S. Treasury Inflation-Protected Security 0.125% 20306	1,920	2,109
	U.S. Treasury Inflation-Protected Security 0.125% 20316	1,641	1,807
	U.S. Treasury Inflation-Protected Security 0.125% 20515,6	1,820	1,995
			15,967

	Total U.S. Treasury bonds & notes		81,573
Mortgage-backed obligations 3.44%

Federal agency	Fannie Mae Pool #695412 5.00% 20337	—8	—8
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 20357	2	2
obligations	Fannie Mae Pool #AC0794 5.00% 20397	8	10
2.77%	Fannie Mae Pool #931768 5.00% 20397	2	2
	Fannie Mae Pool #AE0311 3.50% 20407	13	14
	Fannie Mae Pool #932606 5.00% 20407	4	5
	Fannie Mae Pool #AJ1873 4.00% 20417	7	8
	Fannie Mae Pool #AE1248 5.00% 20417	11	13
	Fannie Mae Pool #AE1274 5.00% 20417	8	9
	Fannie Mae Pool #AE1277 5.00% 20417	5	6
	Fannie Mae Pool #AE1283 5.00% 20417	3	3
	Fannie Mae Pool #AE1290 5.00% 20427	6	6
	Fannie Mae Pool #AT3954 3.50% 20437	4	4
	Fannie Mae Pool #AT0300 3.50% 20437	2	3
	Fannie Mae Pool #AY1829 3.50% 20447	4	4
	Fannie Mae Pool #AW8240 3.50% 20447	1	1
	Fannie Mae Pool #BJ5015 4.00% 20477	58	63
	Fannie Mae Pool #BH3122 4.00% 20477	1	1
	Fannie Mae Pool #BK6840 4.00% 20487	38	41
	Fannie Mae Pool #BK5232 4.00% 20487	30	32
	Fannie Mae Pool #BK9743 4.00% 20487	11	12
	Fannie Mae Pool #CA2804 4.50% 20487	426	459
	Fannie Mae Pool #BK9761 4.50% 20487	8	9
	Fannie Mae Pool #CA5540 3.00% 20507	4,629	4,915
	Fannie Mae Pool #BF0497 3.00% 20607	435	462
	Freddie Mac Pool #Q15874 4.00% 20437	2	2
	Freddie Mac Pool #G67711 4.00% 20487	359	393
	Freddie Mac Pool #Q56599 4.00% 20487	46	50
	Freddie Mac Pool #Q56175 4.00% 20487	34	37
	Freddie Mac Pool #Q55971 4.00% 20487	32	35
	Freddie Mac Pool #Q56576 4.00% 20487	25	27
	Freddie Mac Pool #Q55970 4.00% 20487	13	14
	Freddie Mac Pool #Q58411 4.50% 20487	93	103
	Freddie Mac Pool #Q58436 4.50% 20487	41	45
	Freddie Mac Pool #Q58378 4.50% 20487	33	36
	Freddie Mac Pool #Q57242 4.50% 20487	28	30
	Freddie Mac Pool #SD8158 3.50% 20517	25	26

96American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8164 3.50% 20517		$1	$1
mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
obligations	3.00%	20567	337	353
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	20567,9	336	352
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	20567,9	162	170
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	20577,9	130	140
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	20577	107	116
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	20577	30	32
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50%	20587	1,286	1,403
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	20587	910	959
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50%	20587	616	648
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA,
	3.50%	20587	29	30
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	20587	13	14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	20287	1,290	1,365
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C,
	2.75%	20297	1,899	2,000
	Government National Mortgage Assn. 2.00% 20517,10		1,580	1,606
	Government National Mortgage Assn. 2.50% 20517,10		2,106	2,176
	Government National Mortgage Assn. 3.50% 20517,10		42	44
	Government National Mortgage Assn. Pool #MA5764 4.50% 20497		982	1,048
	Government National Mortgage Assn. Pool #MA5877 4.50% 20497		110	118
	Government National Mortgage Assn. Pool #694836 5.661% 20597		1	1
	Government National Mortgage Assn. Pool #765152 4.14% 20617		—8	—8
	Government National Mortgage Assn. Pool #766525 4.70% 20627		—8	—8
	Government National Mortgage Assn. Pool #777452 3.63% 20637		5	5
	Government National Mortgage Assn. Pool #767639 3.89% 20637		1	2
	Government National Mortgage Assn. Pool #725893 5.20% 20647		—8	—8
	Government National Mortgage Assn. Pool #AA7554 6.64% 20647		1	1
	Uniform Mortgage-Backed Security 2.50% 20367,10		1,608	1,675
	Uniform Mortgage-Backed Security 3.00% 20517,10		1,595	1,660
	Uniform Mortgage-Backed Security 3.50% 20517,10		1,750	1,843
	Uniform Mortgage-Backed Security 4.00% 20517,10		3,425	3,650
	Uniform Mortgage-Backed Security 4.50% 20517,10		402	433
				28,727

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20481,7,9		260	262
mortgage-backed	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,7,9		163	164
obligations (privately	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20361,7,9		164	164
originated)	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 20601,7,9		43	43
0.57%	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20591,7,9		189	190
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20591,7,9		159	160
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 20611,7,9		99	99
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20521,7,9		1,000	1,002
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 0.892% 20531,7,9		175	175
	Mello Warehouse Securitization Trust, Series 2020-1, Class A,
	(1-month USD-LIBOR + 0.90%) 0.992% 20531,7,9		279	279
American Funds Insurance Series	97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	MRA Issuance Trust, Series 2021-8, Class A1X,
mortgage-backed	(1-month USD-LIBOR + 1.15%) 1.26% 20211,7,9	$ 406	$ 406
obligations (privately	MRA Issuance Trust, Series 2020-10, Class A,
originated)	(1-month USD-LIBOR + 1.70%) 1.786% 20221,7,9	1,586	1,587
(continued)	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20291,7,9	68	68
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,7,9	45	45
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20551,7,9	281	282
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,7,9	82	84
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,7,9	76	78
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,7,9	52	53
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,7,9	89	92
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20581,7,9	49	50
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20601,7	683	691
			5,974

Commercial	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 20381,7,9	174	174
mortgage-backed	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 20381,7,9	100	100
securities	Extended Stay America Trust, Series 2021-ESH, Class A,
0.10%	(1-month USD-LIBOR + 1.08%) 1.155% 20381,7,9	100	100
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 0.993% 20251,7,9	235	236
	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
	(1-month USD-LIBOR + 1.15%) 1.223% 20381,7,9	300	302
	Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10,
	(1-month USD-LIBOR + 3.25%) 3.342% 20491,7,9	150	153
			1,065

	Total mortgage-backed obligations		35,766
Corporate bonds, notes & loans 2.45%

Energy	Apache Corp. 4.25% 2030	385	407
0.53%	BP Capital Markets America, Inc. 3.633% 2030	360	404
	Cenovus Energy, Inc. 5.40% 2047	75	93
	Cheniere Energy, Inc. 3.70% 2029	252	275
	Enbridge Energy Partners LP 7.375% 2045	37	58
	Energy Transfer Operating LP 5.00% 2050	341	395
	Energy Transfer Partners LP 5.30% 2047	60	70
	Energy Transfer Partners LP 6.00% 2048	76	96
	Energy Transfer Partners LP 6.25% 2049	150	197
	EQT Corp. 5.00% 2029	35	39
	EQT Corp. 3.625% 20311	20	21
	Equinor ASA 2.375% 2030	365	377
	Exxon Mobil Corp. 2.995% 2039	200	206
	MPLX LP 5.50% 2049	625	811
	New Fortress Energy, Inc. 6.50% 20261	80	82
	NGL Energy Operating LLC 7.50% 20261	80	84
	ONEOK, Inc. 3.10% 2030	42	44
	ONEOK, Inc. 4.95% 2047	51	60
	ONEOK, Inc. 7.15% 2051	97	143
	Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	145
	Petrobras Global Finance Co. 5.60% 2031	150	168
	Petr÷leos Mexicanos 7.69% 2050	75	72
	Sabine Pass Liquefaction, LLC 4.50% 2030	215	248
	Shell International Finance BV 2.00% 2024	420	437
	TransCanada PipeLines, Ltd. 5.10% 2049	425	559

			5,491

98American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Bayerische Motoren Werke AG 4.15% 20301	$ 290	$ 338
discretionary	Carnival Corp. 11.50% 20231	425	479
0.42%	General Motors Company 5.95% 2049	90	123
	Marriott International, Inc. 2.85% 2031	50	51
	Royal Caribbean Cruises, Ltd. 10.875% 20231	600	684
	Royal Caribbean Cruises, Ltd. 11.50% 20251	1,145	1,321
	Toyota Motor Credit Corp. 2.15% 2022	505	517
	Toyota Motor Credit Corp. 2.60% 2022	856	867

			4,380

Communication	AT&T, Inc. 3.50% 2041	75	78
services	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20311	360	367
0.40%	CenturyLink, Inc. 7.50% 2024	300	337
	SBA Tower Trust 1.631% 20261	253	254
	Sprint Corp. 11.50% 2021	1,425	1,480
	Sprint Corp. 6.875% 2028	325	417
	T-Mobile US, Inc. 3.875% 2030	625	701
	T-Mobile US, Inc. 3.50% 2031	275	285
	Verizon Communications, Inc. 1.45% 2026	125	126
	Walt Disney Company 4.625% 2040	120	153

			4,198

Health care	AbbVie, Inc. 4.25% 2049	92	111
0.37%	AstraZeneca Finance LLC 1.75% 2028	65	65
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.375% 2025	200	219
	AstraZeneca PLC 3.00% 2051	11	11
	Centene Corp. 4.625% 2029	530	584
	Centene Corp. 3.375% 2030	179	187
	Johnson & Johnson 1.30% 2030	100	97
	Merck & Co., Inc. 3.40% 2029	110	123
	Pfizer, Inc. 2.70% 2050	425	424
	Tenet Healthcare Corp. 7.50% 20251	325	352
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	744
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	619
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	263

			3,808

Utilities	AEP Transmission Co. LLC 3.80% 2049	45	52
0.22%	American Electric Power Company, Inc. 3.65% 2021	300	304
	Edison International 4.125% 2028	132	140
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)11	120	141
	FirstEnergy Corp. 2.25% 2030	107	103
	FirstEnergy Corp. 2.65% 2030	493	492
	Pacific Gas and Electric Co. 2.95% 2026	97	99
	Pacific Gas and Electric Co. 3.75% 2028	105	110
	Pacific Gas and Electric Co. 4.65% 2028	284	313
	Pacific Gas and Electric Co. 2.50% 2031	375	352
	Southern California Edison Co., Series C, 3.60% 2045	206	206

			2,312

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Broadcom, Inc. 5.00% 2030	$420	$ 496
technology	Broadcom, Inc. 3.75% 20511	91	95
0.14%	Lenovo Group, Ltd. 5.875% 2025	400	453
	Oracle Corp. 2.875% 2031	140	146
	Oracle Corp. 3.60% 2050	150	154
	ServiceNow, Inc. 1.40% 2030	130	122

			1,466

Industrials	Boeing Company 2.70% 2022	300	306
0.14%	Boeing Company 2.75% 2026	91	95
	Boeing Company 5.15% 2030	284	337
	Boeing Company 5.805% 2050	95	128
	CSX Corp. 4.75% 2048	50	65
	General Electric Co. 3.625% 2030	215	240
	Masco Corp. 3.125% 2051	10	10
	Norfolk Southern Corp. 3.00% 2022	224	227

			1,408

Consumer staples	7-Eleven, Inc. 0.80% 20241	50	50
0.10%	7-Eleven, Inc. 0.95% 20261	60	59
	7-Eleven, Inc. 1.30% 20281	45	43
	7-Eleven, Inc. 1.80% 20311	325	311
	Altria Group, Inc. 3.70% 2051	25	24
	British American Tobacco PLC 4.54% 2047	73	78
	British American Tobacco PLC 4.758% 2049	130	141
	Constellation Brands, Inc. 3.15% 2029	190	204
	Kraft Heinz Company 3.00% 2026	93	99

			1,009

Financials	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)11	231	225
0.07%	JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)11	227	221
	Navient Corp. 5.00% 2027	150	156
	New York Life Global Funding 3.00% 20281	150	163
			765

Materials	Dow Chemical Co. 3.60% 2050	75	81
0.04%	International Flavors & Fragrances, Inc. 1.832% 20271	100	100
	LYB International Finance III, LLC 4.20% 2050	75	87
	LYB International Finance III, LLC 3.625% 2051	102	108

			376

Real estate	Equinix, Inc. 1.55% 2028	25	24
0.02%	Equinix, Inc. 3.20% 2029	144	155
	Equinix, Inc. 2.50% 2031	47	48

			227

	Total corporate bonds, notes & loans		25,440
Asset-backed obligations 0.56%

	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20271,7	197	203
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20271,7	100	106
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,7	372	379
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,7	95	96
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20601,7	95	97
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20601,7	95	97

100American Funds Insurance Series

Capital Income Builder (continued)

	Bonds, notes & other debt instruments (continued)	Principal amount	Value
		(000)	(000)

	Asset-backed obligations (continued)

	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20611,7	$335	$338
	Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 20231,7	85	85
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20371,7	175	174
	Freedom Financial, Series 2021-2, Class A, 0.68% 20281,7	106	106
	GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20451,7	642	654
	GCI Funding I LLC, Series 2021-1, Class A, 2.38% 20461,7	100	101
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20391,7	163	171
	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 20251,7	247	248
	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 20251,7	100	100
	Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 20271,7	268	269
	Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 20271,7	100	101
	Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 20271,7	100	101
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 20691,7	85	84
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20691,7	221	222
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20621,7	324	324
	Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 20621,7	631	633
	Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 20271,7	100	101
	Oportun Funding LLC, Series 2021-B, Class A, 1.47% 20311,7	100	100
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20591,7,9	211	213
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 20531,7	112	110
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 20341,7,9	335	336
	Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 20231,7	229	230
			5,779
	Bonds & notes of governments & government agencies outside the U.S. 0.08%

	Peru (Republic of) 2.783% 2031	190	194
	Portuguese Republic 5.125% 2024	18	21
	Qatar (State of) 4.50% 2028	200	236
	Saudi Arabia (Kingdom of) 3.625% 2028	200	221
	United Mexican States 3.25% 2030	200	207

			879
Municipals 0.03%

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	265
0.03%
	Total bonds, notes & other debt instruments (cost: $146,606,000)		149,702

	Short-term securities 4.73%	Shares

	Money market investments 4.67%

	Capital Group Central Cash Fund 0.04%4,12	485,540	48,554

	Money market investments purchased with collateral from securities on loan 0.06%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%12,13	323,395	323
	Capital Group Central Cash Fund 0.04%4,12,13	2,615	261
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%12,13	1,717	2
			586

	Total short-term securities (cost: $49,145,000)		49,140

	Total investment securities 101.22% (cost: $841,703,000)		1,051,289
	Other assets less liabilities (1.22)%		(12,692)

	Net assets 100.00%		$1,038,597

American Funds Insurance Series	101

Capital Income Builder (continued)

Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount14	6/30/202115	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Long	19	December 2022	$ 4,750	$ 4,725	$1
2 Year U.S. Treasury Note Futures		Short	1	October 2021	(200)	(220)	—8
5 Year U.S. Treasury Note Futures		Long	78	October 2021	7,800	9,628	(18)
10 Year U.S. Treasury Note Futures		Long	33	September 2021	3,300	4,372	13
10 Year Ultra U.S. Treasury Note Futures		Short	34	September 2021	(3,400)	(5,005)	(30)
20 Year U.S. Treasury Bond Futures		Long	4	September 2021	400	643	2
30 Year Ultra U.S. Treasury Bond Futures		Long	67	September 2021	6,700	12,910	506

							$474
Forward currency contracts

Contract amount							Unrealized
							depreciation

Purchases	Sales				Settlement		at 6/30/2021
(000)	(000)		Counterparty		date		(000)

MXN2,000	USD101		HSBC Bank		7/16/2021		$(1)
Swap contracts

Interest rate swaps						Upfront	Unrealized

					Value at	premium	appreciation
		Expiration		Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay		date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	0.337%	5/18/2025		$18,500	$297	$—	$297
3-month USD-LIBOR	0.5935%	5/18/2030		7,200	465	—	465
3-month USD-LIBOR	0.807%	5/18/2050		1,800	405	—	405

						$—	$1,167
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
						Upfront	Unrealized
					Value at	premium	appreciation
Receive/			Expiration	Notional	6/30/2021	paid	at 6/30/2021
Payment frequency	Pay		date	(000)	(000)	(000)	(000)

5.00%/Quarterly	CDX.NA.HY.36		6/20/2026	$2,975	$304	$265	$39

102American Funds Insurance Series

Capital Income Builder (continued)

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	1/1/2021	Additions	Reductions	gain (loss)	(depreciation)	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 2.94%
Capital Group Central Corporate Bond Fund	$—	$30,464	$—	$ —	$60	$30,524	$ 5
Short-term securities 4.70%
Money market investments 4.67%
Capital Group Central Cash Fund 0.04%12	56,762	148,067	156,269	(1)	(5)	48,554	24
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%12,13	—	26116				261	—17
Total short-term securities						48,815

Total 7.64%				$(1)	$55	$79,339	$29

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,816,000, which represented 2.10% of the net assets of the fund.

2Security did not produce income during the last 12 months.

3All or a portion of this security was on loan. The total value of all such securities was $638,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,642,000, which represented .16% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Amount less than one thousand.

9Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

10Purchased on a TBA basis.

11Step bond; coupon rate may change at a later date.

12Rate represents the seven-day yield at 6/30/2021.

13Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

14Notional amount is calculated based on the number of contracts and notional contract size.

15Value is calculated based on the notional amount and current market price.

16Represents net activity. Refer to Note 5 for more information on securities lending.

17Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	103

Asset Allocation Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 69.73%			Value
		Shares	(000)

Information	Microsoft Corp.	4,691,061	$1,270,808
technology	Broadcom, Inc.	1,545,598	737,003
15.66%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,461,700	656,278
	ASML Holding NV (New York registered) (ADR)	770,900	532,568
	MKS Instruments, Inc.	1,700,000	302,515
	VeriSign, Inc.1	1,100,000	250,459
	Flex, Ltd.1	13,000,000	232,310
	Dell Technologies, Inc., Class C1	2,000,000	199,340
	Mastercard, Inc., Class A	538,000	196,418
	Visa, Inc., Class A	620,200	145,015
	PayPal Holdings, Inc.1	386,300	112,599
	DocuSign, Inc.1	242,000	67,656
	RingCentral, Inc., Class A1	221,100	64,247
	Shopify, Inc., Class A, subordinate voting shares1	41,500	60,631
	Intel Corp.	1,075,000	60,350
	Concentrix Corp.1	367,827	59,147
	NVIDIA Corp.	68,566	54,860
	Okta, Inc., Class A1	174,680	42,741
	Apple, Inc.	150,000	20,544

			5,065,489

Financials	Chubb, Ltd.	2,200,000	349,668
11.77%	First Republic Bank	1,580,000	295,729
	Capital One Financial Corp.	1,750,000	270,707
	Synchrony Financial	4,750,000	230,470
	The Blackstone Group, Inc.	2,295,950	223,029
	Bank of America Corp.	5,250,000	216,457
	CME Group, Inc., Class A	977,200	207,831
	JPMorgan Chase & Co.	1,335,000	207,646
	Apollo Global Management, Inc., Class A	2,769,732	172,277
	Sberbank of Russia PJSC (ADR)	9,788,000	162,530
	Nasdaq, Inc.	844,100	148,393
	Toronto-Dominion Bank (CAD denominated)	1,996,383	139,905
	Arch Capital Group, Ltd.1	3,234,000	125,932
	Intercontinental Exchange, Inc.	1,055,000	125,228
	MSCI, Inc.	225,200	120,050
	KKR & Co., Inc.	1,968,000	116,584
	Western Alliance Bancorporation	1,182,849	109,827
	Citigroup, Inc.	1,500,000	106,125
	PNC Financial Services Group, Inc.	500,000	95,380
	Ares Management Corp., Class A	1,015,403	64,569
	Brookfield Asset Management, Inc., Class A	1,260,000	64,235
	RenaissanceRe Holdings, Ltd.	357,000	53,129
	BlackRock, Inc.	56,000	48,998
	S&P Global, Inc.	102,000	41,866
	Bright Health Group, Inc.1,2	1,974,816	33,888
	SLM Corp.	1,579,600	33,077
	Berkshire Hathaway, Inc., Class A1	61	25,535
	Progressive Corp.	105,000	10,312
	The Bank of N.T. Butterfield & Son, Ltd.	156,723	5,556
	Jonah Energy Parent LLC1,3,4	32,117	482
			3,805,415

Health care	Johnson & Johnson	3,150,000	518,931
8.81%	UnitedHealth Group, Inc.	1,235,800	494,864
	Humana Inc.	865,000	382,953
	Cigna Corp.	1,100,000	260,777
	Abbott Laboratories	2,000,000	231,860
	CVS Health Corp.	1,478,000	123,324
	Vertex Pharmaceuticals, Inc.1	567,500	114,425

104American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Gilead Sciences, Inc.	1,600,000	$ 110,176
(continued)	Regeneron Pharmaceuticals, Inc.1	150,000	83,781
	Daiichi Sankyo Company, Ltd.	3,873,900	83,497
	Eli Lilly and Company	335,969	77,112
	Cortexyme, Inc.1,2	1,218,038	64,556
	IDEXX Laboratories, Inc.1	94,102	59,430
	Thermo Fisher Scientific, Inc.	116,000	58,519
	AbCellera Biologics, Inc.1	1,720,641	37,854
	AbCellera Biologics, Inc.1,2	625,100	13,752
	Centene Corp.1	562,770	41,043
	Allakos, Inc.1	293,700	25,073
	Ultragenyx Pharmaceutical, Inc.1	217,400	20,729
	Rotech Healthcare, Inc.1,3,4,5	184,138	19,795
	Viatris, Inc.	1,121,937	16,032
	NuCana PLC (ADR)1,6	2,977,153	8,247
	Pfizer, Inc.	102,973	4,032

			2,850,762

Consumer	Amazon.com, Inc.1	129,174	444,379
discretionary	Home Depot, Inc.	1,246,000	397,337
8.23%	Aramark	8,500,000	316,625
	General Motors Company1	3,750,000	221,887
	LVMH Mo÷t Hennessy-Louis Vuitton SE	256,896	201,442
	Kontoor Brands, Inc.6	3,000,000	169,230
	Hilton Worldwide Holdings, Inc.1	1,256,949	151,613
	NVR, Inc.1	25,000	124,333
	Darden Restaurants, Inc.	769,109	112,282
	Dollar General Corp.	487,187	105,422
	Royal Caribbean Cruises, Ltd.1	1,014,324	86,502
	Caesars Entertainment, Inc.1	828,892	85,998
	VF Corp.	750,000	61,530
	Booking Holdings, Inc.1	25,500	55,796
	Chipotle Mexican Grill, Inc.1	27,500	42,634
	Restaurant Brands International, Inc.	595,000	38,342
	Xpeng, Inc., Class A (ADR)1	703,800	31,263
	Dr. Martens PLC1	2,375,000	14,620
			2,661,235

Communication	Charter Communications, Inc., Class A1	785,000	566,338
services	Alphabet, Inc., Class C1	157,000	393,492
6.15%	Facebook, Inc., Class A1	1,129,100	392,599
	Comcast Corp., Class A	6,262,910	357,111
	Netflix, Inc.1	226,700	119,745
	Tencent Holdings, Ltd.	965,000	72,584
	New York Times Co., Class A	1,450,000	63,148
	Activision Blizzard, Inc.	265,000	25,292

			1,990,309

Consumer staples	Philip Morris International, Inc.	9,880,421	979,249
6.02%	Nestlé SA	2,500,000	311,321
	Altria Group, Inc.	4,422,060	210,844
	British American Tobacco PLC (ADR)	3,919,700	154,084
	British American Tobacco PLC	1,060,000	41,056
	Archer Daniels Midland Company	2,000,000	121,200
	Mondelez International, Inc.	1,200,000	74,928
	Avenue Supermarts, Ltd.1	970,539	43,664
	Costco Wholesale Corp.	26,000	10,287

			1,946,633

American Funds Insurance Series	105

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	LyondellBasell Industries NV	3,417,103	$ 351,517
4.59%	Dow Inc.	4,800,000	303,744
	Vale SA, ordinary nominative shares	9,325,400	212,333
	Franco-Nevada Corp.	889,870	129,137
	Rio Tinto PLC	1,250,000	102,866
	Royal Gold, Inc.	845,000	96,414
	Nucor Corp.	1,000,000	95,930
	First Quantum Minerals, Ltd.	2,775,000	63,957
	Allegheny Technologies, Inc.1	2,589,437	53,990
	Newmont Corp.	700,000	44,366
	Wheaton Precious Metals Corp.	480,000	21,154
	Sherwin-Williams Company	37,000	10,081

			1,485,489

Industrials	Northrop Grumman Corp.	768,400	279,260
3.49%	CSX Corp.	6,705,369	215,108
	Lockheed Martin Corp.	486,000	183,878
	L3Harris Technologies, Inc.	803,000	173,568
	TuSimple Holdings, Inc., Class A1,2	1,500,000	106,860
	Boeing Company1	183,000	43,840
	Waste Management, Inc.	249,000	34,887
	Honeywell International, Inc.	152,000	33,341
	Cintas Corp.	41,000	15,662
	New AMI I, LLC1,3,4	1,588,250	13,818
	Chart Industries, Inc.1	68,000	9,950
	Copart, Inc.1	75,000	9,887
	Axon Enterprise, Inc.1	50,600	8,946
			1,129,005

Energy	Chevron Corp.	2,000,000	209,480
2.45%	Canadian Natural Resources, Ltd. (CAD denominated)	4,315,000	156,643
	Pioneer Natural Resources Company	927,000	150,656
	EOG Resources, Inc.	1,352,400	112,844
	Suncor Energy, Inc.	4,000,000	95,805
	ConocoPhillips	362,500	22,076
	Chesapeake Energy Corp.	330,437	17,157
	Chesapeake Energy Corp.3,7	1,970	98
	Scorpio Tankers, Inc.	345,000	7,607
	Euronav NV	750,000	6,990
	Oasis Petroleum, Inc.	48,721	4,899
	Extraction Oil & Gas, Inc.1	42,743	2,347
	Extraction Oil & Gas, Inc.1,3,5,7	22,469	1,184
	Weatherford International1	144,755	2,635
	Diamond Offshore Drilling, Inc.1	247,104	1,569
	Diamond Offshore Drilling, Inc.1,3,4,7	86,354	461
	McDermott International, Ltd.1	40,219	20
			792,471

Real estate	VICI Properties, Inc. REIT	5,165,000	160,218
1.87%	Crown Castle International Corp. REIT	526,000	102,623
	MGM Growth Properties LLC REIT, Class A	2,660,000	97,409
	American Tower Corp. REIT	328,100	88,633
	Alexandria Real Estate Equities, Inc. REIT	399,000	72,594
	PotlatchDeltic Corp. REIT	1,000,000	53,150
	STORE Capital Corp. REIT	534,137	18,433
	Equinix, Inc. REIT	13,000	10,434

			603,494

106American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Enel SpA	24,000,000	$ 222,883
0.69%
	Total common stocks (cost: $12,611,364,000)		22,553,185

Preferred securities 0.00%

Industrials	ACR III LSC Holdings LLC, Series B, preferred shares1,3,4,7	450	317
0.00%
	Total preferred securities (cost: $466,000)		317

Rights & warrants 0.00%

Energy	Chesapeake Energy Corp., Class B, warrants, expire 20261	16,601	395
0.00%	Sable Permian Resources, LLC, Class A, warrants, expire 20241,3,4	4,392	—8
	Total rights & warrants (cost: $723,000)		395
Convertible stocks 0.49%

Information	Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	91,192
technology

0.28%

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 20237	37,778	47,698
0.15%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 20232	13,300	19,621
0.06%
	Total convertible stocks (cost: $109,241,000)		158,511

Investment funds 5.20%

Capital Group Central Corporate Bond Fund6

Total investment funds (cost: $1,677,900,000)

Bonds, notes & other debt instruments 21.02%

166,290,561 1,681,198

1,681,198

Principal amount (000)

U.S. Treasury bonds & notes 7.15%

U.S. Treasury	U.S. Treasury 1.50% 2021	$3,777	3,786
5.54%	U.S. Treasury 1.625% 2021	98	99
	U.S. Treasury 1.75% 2021	425	428
	U.S. Treasury 2.75% 2021	19,232	19,339
	U.S. Treasury 0.125% 2022	83,545	83,573
	U.S. Treasury 0.125% 2022	10,000	10,003
	U.S. Treasury 1.375% 2022	5,000	5,039
	U.S. Treasury 1.375% 2022	280	285
	U.S. Treasury 1.50% 2022	9,407	9,564
	U.S. Treasury 1.625% 2022	94	96
	U.S. Treasury 1.875% 2022	80,000	80,963
	U.S. Treasury 2.125% 2022	37,000	38,083
	U.S. Treasury 0.125% 2023	44,825	44,776
	U.S. Treasury 0.25% 2023	30,000	30,007
	U.S. Treasury 2.25% 2023	5,000	5,236
	U.S. Treasury 2.375% 2023	5,000	5,173
	U.S. Treasury 2.75% 2023	15,000	15,693
	U.S. Treasury 0.25% 2024	15,000	14,940
	U.S. Treasury 1.50% 2024	22,500	23,218
American Funds Insurance Series	107

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.50% 2024	$907	$936
(continued)	U.S. Treasury 2.125% 2024	5,000	5,235
	U.S. Treasury 2.25% 2024	5,000	5,242
	U.S. Treasury 2.375% 2024	70,000	74,114
	U.S. Treasury 2.50% 2024	225,000	237,378
	U.S. Treasury 2.50% 2024	700	742
	U.S. Treasury 0.25% 2025	43,812	43,080
	U.S. Treasury 2.50% 2025	3,500	3,738
	U.S. Treasury 2.75% 2025	3,229	3,493
	U.S. Treasury 3.00% 2025	10,000	10,957
	U.S. Treasury 0.375% 2026	75,000	73,506
	U.S. Treasury 0.50% 2026	109,869	108,216
	U.S. Treasury 0.75% 2026	155,473	154,692
	U.S. Treasury 1.50% 2026	500	515
	U.S. Treasury 1.625% 2026	60,000	62,137
	U.S. Treasury 1.625% 2026	27,000	27,963
	U.S. Treasury 1.625% 2026	7,000	7,257
	U.S. Treasury 1.625% 2026	1,500	1,555
	U.S. Treasury 0.50% 2027	36,300	35,114
	U.S. Treasury 0.50% 2027	20,000	19,362
	U.S. Treasury 0.625% 2027	7,109	6,873
	U.S. Treasury 1.125% 2027	762	768
	U.S. Treasury 2.25% 2027	78,250	83,638
	U.S. Treasury 2.375% 2027	880	947
	U.S. Treasury 2.875% 2028	5,217	5,796
	U.S. Treasury 0.625% 2030	20,225	18,902
	U.S. Treasury 0.875% 2030	6,640	6,314
	U.S. Treasury 1.50% 2030	36,651	37,011
	U.S. Treasury 1.625% 2031	43,766	44,447
	U.S. Treasury 1.125% 2040	62,775	54,148
	U.S. Treasury 1.375% 2040	52,695	47,285
	U.S. Treasury 2.50% 2046	3,755	4,062
	U.S. Treasury 3.00% 2047	9,355	11,103
	U.S. Treasury 3.00% 2048	336	400
	U.S. Treasury 2.25% 2049	15,000	15,510
	U.S. Treasury 2.375% 20499	75,000	79,708
	U.S. Treasury 1.375% 20509	12,500	10,514
	U.S. Treasury 2.00% 2050	13,825	13,555
	U.S. Treasury 1.875% 20519	90,207	85,914
			1,792,428

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 202410	88,451	95,404
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 202410	89,695	96,628
securities	U.S. Treasury Inflation-Protected Security 0.125% 202510	24,052	26,195
1.61%	U.S. Treasury Inflation-Protected Security 0.125% 202510	23,773	25,678
	U.S. Treasury Inflation-Protected Security 0.125% 202610	23,975	26,106
	U.S. Treasury Inflation-Protected Security 0.75% 202810	18,613	21,362
	U.S. Treasury Inflation-Protected Security 0.875% 202910	20,983	24,287
	U.S. Treasury Inflation-Protected Security 0.125% 203010	24,083	26,456
	U.S. Treasury Inflation-Protected Security 0.125% 203110	24,255	26,707
	U.S. Treasury Inflation-Protected Security 1.00% 204910	105,122	140,951
	U.S. Treasury Inflation-Protected Security 0.25% 205010	4,332	4,890
	U.S. Treasury Inflation-Protected Security 0.125% 205110	6,153	6,745
			521,409

	Total U.S. Treasury bonds & notes		2,313,837

108American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 7.00%

Financials	ACE INA Holdings, Inc. 2.875% 2022	$ 3,880	$ 3,996
1.15%	ACE INA Holdings, Inc. 3.35% 2026	880	967
	ACE INA Holdings, Inc. 4.35% 2045	400	506
	Advisor Group Holdings, LLC 6.25% 20287	3,130	3,309
	AG Merger Sub II, Inc. 10.75% 20277	2,920	3,252
	Ally Financial, Inc. 8.00% 2031	3,000	4,225
	American International Group, Inc. 2.50% 2025	15,800	16,686
	American International Group, Inc. 4.20% 2028	565	651
	Bangkok Bank PCL 3.733% 2034
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)11	2,428	2,524
	Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)11	6,000	6,305
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)11	2,500	2,479
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)11	2,345	2,556
	Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)11	16,000	15,569
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)11	3,700	3,610
	Bank of Nova Scotia 1.625% 2023	5,000	5,112
	BB&T Corp. 2.625% 2022	2,500	2,528
	Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,132
	Berkshire Hathaway Finance Corp. 4.25% 2049	550	685
	Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,676
	Berkshire Hathaway, Inc. 3.125% 2026	500	547
	BNP Paribas 3.375% 20257	3,225	3,462
	Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)11	3,254	3,451
	CME Group, Inc. 3.75% 2028	3,425	3,908
	Commonwealth Bank of Australia 3.35% 2024	1,225	1,322
	Commonwealth Bank of Australia 3.35% 20247	1,000	1,079
	Commonwealth Bank of Australia 2.688% 20317	7,575	7,581
	Compass Diversified Holdings 5.25% 20297	640	666
	Crédit Agricole SA 4.375% 20257	850	936
	Credit Suisse Group AG 3.80% 2023	1,625	1,723
	Credit Suisse Group AG 3.869% 2029
	(3-month USD-LIBOR + 1.41% on 1/12/2028)7,11	800	882
	Danske Bank AS 2.70% 20227	1,000	1,016
	FS Energy and Power Fund 7.50% 20237	2,995	3,102
	Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)11	3,425	3,373
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)11	390	437
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)11	4,036	4,126
	Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)11	2,000	2,095
	Groupe BPCE SA 2.75% 20237	600	622
	Groupe BPCE SA 5.70% 20237	2,250	2,492
	Groupe BPCE SA 5.15% 20247	3,710	4,135
	Groupe BPCE SA 1.00% 20267	6,100	6,020
	Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)7,11	2,250	2,210
	HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)11	1,500	1,530
	HSBC Holdings PLC 4.25% 2024	3,000	3,251
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)11	625	656
	HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)11	6,000	6,170
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)11	3,750	4,337
	HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)11	1,500	1,680
	Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,225
	Icahn Enterprises Finance Corp. 4.375% 20297	2,200	2,196
	Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,142
	Intesa Sanpaolo SpA 3.375% 20237	750	781
	Intesa Sanpaolo SpA 3.25% 20247	750	798
	Intesa Sanpaolo SpA 5.017% 20247	1,730	1,883
	Intesa Sanpaolo SpA 3.875% 20277	300	326
	JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)11	4,725	4,983
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)11	3,101	3,185
	JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)11	10,325	10,759
	JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)11	10,325	11,041
American Funds Insurance Series	109

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Kasikornbank PC HK 3.343% 2031
(continued)	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)11	$ 1,222	$ 1,253
	Ladder Capital Corp. 5.25% 20227	475	479
	Ladder Capital Corp. 4.25% 20277	3,757	3,764
	Lloyds Banking Group PLC 2.907% 2023
	(3-month USD-LIBOR + 0.81% on 11/7/2022)11	750	774
	Lloyds Banking Group PLC 4.05% 2023	2,000	2,145
	Lloyds Banking Group PLC 1.627% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)11	800	801
	Lloyds Banking Group PLC 4.375% 2028	2,150	2,472
	LPL Financial Holdings, Inc. 4.625% 20277	2,200	2,286
	LPL Financial Holdings, Inc. 4.375% 20317	1,380	1,399
	Marsh & McLennan Companies, Inc. 3.875% 2024	820	890
	Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,000
	Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,105
	Metropolitan Life Global Funding I 1.95% 20217	1,250	1,255
	MGIC Investment Corp. 5.25% 2028	1,175	1,247
	Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,706
	Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)11	300	317
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)11	3,766	3,709
	Morgan Stanley 3.125% 2026	325	352
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)11	3,290	3,315
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)11	2,000	2,095
	Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)11	856	908
	MSCI, Inc. 3.625% 20317	2,225	2,285
	Navient Corp. 6.50% 2022	2,550	2,662
	Navient Corp. 5.50% 2023	10,165	10,734
	Navient Corp. 7.25% 2023	725	802
	Navient Corp. 5.875% 2024	1,005	1,087
	Navient Corp. 6.125% 2024	8,030	8,691
	New York Life Global Funding 1.70% 20217	750	752
	New York Life Global Funding 2.35% 20267	590	619
	Owl Rock Capital Corp. 4.625% 20247	2,305	2,451
	Owl Rock Capital Corp. 3.75% 2025	2,874	3,042
	Owl Rock Capital Corp. 4.00% 2025	102	109
	Owl Rock Capital Corp. 3.375% 2026	1,290	1,346
	PNC Bank 2.55% 2021	4,000	4,034
	PNC Financial Services Group, Inc. 2.854% 202211	1,445	1,495
	PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,173
	Power Financial Corp., Ltd. 5.25% 2028	383	430
	Power Financial Corp., Ltd. 6.15% 2028	350	415
	Power Financial Corp., Ltd. 4.50% 2029	554	595
	Power Financial Corp., Ltd. 3.95% 2030	1,213	1,253
	Prudential Financial, Inc. 4.35% 2050	7,000	8,798
	Quicken Loans, LLC 3.625% 20297	1,505	1,489
	Rabobank Nederland 2.75% 2022	2,250	2,281
	Rabobank Nederland 4.375% 2025	4,500	5,028
	Royal Bank of Canada 1.15% 2025	4,711	4,739
	Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,681
	Skandinaviska Enskilda Banken AB 2.80% 2022	700	712
	Springleaf Finance Corp. 6.125% 2024	4,550	4,903
	Starwood Property Trust, Inc. 5.00% 2021	6,625	6,666
	Starwood Property Trust, Inc. 5.50% 20237	1,160	1,217
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)7,11	2,800	3,194
	Toronto-Dominion Bank 2.65% 2024	625	662
	Toronto-Dominion Bank 0.75% 2025	5,375	5,328
	Travelers Companies, Inc. 4.00% 2047	860	1,048
	U.S. Bancorp 2.625% 2022	1,805	1,826
	U.S. Bancorp 2.375% 2026	4,000	4,236
	UBS Group AG 4.125% 20257	2,750	3,070

110American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	UniCredit SpA 3.75% 20227	$ 5,725	$ 5,864
(continued)	UniCredit SpA 6.572% 20227	475	490
	UniCredit SpA 4.625% 20277	625	702
	Wells Fargo & Company 2.164% 2026
	(3-month USD-LIBOR + 0.75% on 2/11/2025)11	8,000	8,308
	Wells Fargo & Company 2.879% 2030
	(3-month USD-LIBOR + 1.17% on 10/30/2029)11	729	773
	Westpac Banking Corp. 2.75% 2023	1,750	1,816
	Westpac Banking Corp. 2.894% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)11	8,500	8,827
	Westpac Banking Corp. 2.668% 2035
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)11	3,325	3,275
	Westpac Banking Corp. 2.963% 2040	1,500	1,477

			370,553

Energy	Antero Midstream Partners LP 5.375% 20297	1,295	1,352
1.03%	Antero Resources Corp. 7.625% 20297	430	478
	Apache Corp. 4.875% 2027	2,150	2,331
	Apache Corp. 4.375% 2028	2,580	2,750
	Ascent Resources - Utica LLC 5.875% 20297	1,040	1,041
	BP Capital Markets America, Inc. 2.772% 2050	7,025	6,520
	Canadian Natural Resources, Ltd. 2.95% 2023	1,935	2,005
	Canadian Natural Resources, Ltd. 2.05% 2025	961	988
	Canadian Natural Resources, Ltd. 2.95% 2030	7,142	7,412
	Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,942
	Cenovus Energy, Inc. 3.80% 2023	3,970	4,191
	Cenovus Energy, Inc. 4.25% 2027	5,690	6,364
	Cheniere Energy Partners LP 5.625% 2026	2,475	2,574
	Cheniere Energy Partners LP 4.50% 2029	1,085	1,168
	Cheniere Energy Partners LP 4.00% 20317	4,485	4,692
	Cheniere Energy, Inc. 4.625% 20287	5,645	5,963
	Chesapeake Energy Corp. 4.875% 202212	7,225	208
	Chesapeake Energy Corp. 5.50% 20267	685	725
	Chesapeake Energy Corp. 5.875% 20297	590	639
	Chevron Corp. 1.995% 2027	2,631	2,717
	Chevron USA, Inc. 1.018% 2027	2,850	2,777
	CNX Resources Corp. 7.25% 20277	1,725	1,851
	CNX Resources Corp. 6.00% 20297	425	460
	Comstock Resources, Inc. 5.875% 20307	450	460
	ConocoPhillips 4.30% 20287	5,355	6,221
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)7,12,13	1,084	309
	Continental Resources, Inc. 5.75% 20317	1,430	1,714
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20273,4,7,13,14	204	204
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20273,4,13,14	185	185
	Diamondback Energy, Inc. 4.40% 2051	5,023	5,671
	DT Midstream, Inc. 4.375% 20317	1,680	1,719
	Enbridge Energy Partners LP 5.875% 2025	3,200	3,779
	Enbridge Energy Partners LP, Series B, 7.50% 2038	2,000	2,971
	Enbridge, Inc. 4.00% 2023	1,678	1,792
	Enbridge, Inc. 2.50% 2025	1,700	1,783
	Enbridge, Inc. 3.70% 2027	162	179
	Energy Transfer Operating LP 5.00% 2050	17,377	20,123
	Energy Transfer Partners LP 4.50% 2024	1,210	1,318
	Energy Transfer Partners LP 4.75% 2026	2,494	2,810
	Energy Transfer Partners LP 5.25% 2029	757	895
	Energy Transfer Partners LP 6.00% 2048	774	980
	Energy Transfer Partners LP 6.25% 2049	757	995
	Enterprise Products Operating LLC 4.90% 2046	500	620
	EQM Midstream Partners LP 4.125% 2026	686	704
American Funds Insurance Series	111

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	EQM Midstream Partners LP 6.50% 20277	$ 2,690	$ 3,007
(continued)	EQM Midstream Partners LP 5.50% 2028	2,588	2,802
	EQM Midstream Partners LP 4.75% 20317	1,635	1,687
	EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)11	1,295	1,512
	EQT Corp. 3.90% 2027	450	483
	EQT Corp. 5.00% 2029	340	380
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)11	1,110	1,448
	EQT Corp. 3.625% 20317	400	418
	Equinor ASA 3.00% 2027	4,000	4,350
	Equinor ASA 3.625% 2028	3,685	4,145
	Exxon Mobil Corp. 2.019% 2024	643	669
	Exxon Mobil Corp. 2.44% 2029	1,963	2,058
	Genesis Energy LP 5.625% 2024	575	579
	Genesis Energy LP 6.50% 2025	3,572	3,615
	Genesis Energy LP 8.00% 2027	595	626
	Halliburton Company 3.80% 2025	16	18
	Harvest Midstream I LP 7.50% 20287	850	925
	Hess Midstream Partners LP 5.125% 20287	2,155	2,263
	Hilcorp Energy I LP 5.75% 20257	2,575	2,623
	Hilcorp Energy I LP 6.00% 20317	460	488
	Indigo Natural Resources LLC 5.375% 20297	1,355	1,418
	Kinder Morgan, Inc. 3.60% 2051	5,000	5,105
	Marathon Oil Corp. 4.40% 2027	1,005	1,139
	MPLX LP 4.125% 2027	500	559
	MPLX LP 2.65% 2030	4,273	4,317
	MPLX LP 4.50% 2038	750	862
	MPLX LP 4.70% 2048	2,500	2,912
	MPLX LP 5.50% 2049	4,491	5,826
	NGL Energy Operating LLC 7.50% 20267	5,990	6,297
	NGL Energy Partners LP 6.125% 2025	4,907	4,463
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20297	4,265	4,546
	Oasis Petroleum, Inc. 6.375% 20267	765	799
	ONEOK, Inc. 5.85% 2026	7,997	9,463
	ONEOK, Inc. 5.20% 2048	2,500	3,069
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)7,13	986	746
	Petrobras Global Finance Co. 6.75% 2050	2,240	2,622
	Petr÷leos Mexicanos 6.875% 20257	3,755	4,161
	Petr÷leos Mexicanos 5.35% 2028	1,870	1,841
	Phillips 66 2.15% 2030	1,181	1,163
	Phillips 66 Partners LP 3.55% 2026	160	174
	Phillips 66 Partners LP 4.68% 2045	400	459
	Phillips 66 Partners LP 4.90% 2046	275	329
	Pioneer Natural Resources Company 1.125% 2026	1,053	1,043
	Pioneer Natural Resources Company 2.15% 2031	2,862	2,808
	Plains All American Pipeline LP 3.80% 2030	113	121
	Range Resources Corp. 4.875% 2025	565	585
	Range Resources Corp. 8.25% 20297	520	587
	Rattler Midstream Partners LP 5.625% 20257	355	374
	Rockies Express Pipeline LLC 4.95% 20297	2,689	2,777
	SA Global Sukuk, Ltd. 1.602% 20267	10,915	10,919
	SA Global Sukuk, Ltd. 2.694% 20317	4,825	4,891
	Sabine Pass Liquefaction, LLC 5.875% 2026	610	722
	Sabine Pass Liquefaction, LLC 4.20% 2028	870	983
	Sabine Pass Liquefaction, LLC 4.50% 2030	7,339	8,478
	Schlumberger BV 3.75% 20247	495	533
	Schlumberger BV 4.00% 20257	70	78
	Southwestern Energy Co. 6.45% 202511	1,760	1,952
	Southwestern Energy Co. 7.50% 2026	1,685	1,786
	Southwestern Energy Co. 7.75% 2027	450	489
	Southwestern Energy Co. 8.375% 2028	395	447
	Statoil ASA 2.75% 2021	1,925	1,942

112American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Statoil ASA 3.25% 2024	$2,850	$ 3,088
(continued)	Statoil ASA 4.25% 2041	2,000	2,447
	Suncor Energy, Inc. 3.10% 2025	3,687	3,943
	Suncor Energy, Inc. 3.75% 2051	184	199
	Sunoco Logistics Operating Partners LP 5.40% 2047	650	772
	Sunoco LP 4.50% 20297	1,050	1,072
	Tallgrass Energy Partners LP 7.50% 20257	550	604
	Targa Resources Partners LP 5.875% 2026	1,350	1,422
	Targa Resources Partners LP 5.50% 2030	2,260	2,488
	Targa Resources Partners LP 4.875% 20317	1,065	1,154
	Targa Resources Partners LP 4.00% 20327	1,750	1,802
	Teekay Corp. 9.25% 20227	4,825	4,991
	Teekay Offshore Partners LP 8.50% 20237	3,550	3,265
	Total SE 2.986% 2041	9,544	9,737
	TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,253
	TransCanada PipeLines, Ltd. 4.10% 2030	4,298	4,943
	TransCanada PipeLines, Ltd. 4.75% 2038	3,000	3,611
	TransCanada PipeLines, Ltd. 4.875% 2048	700	887
	Valero Energy Corp. 4.00% 2029	4,000	4,471
	Weatherford International PLC 8.75% 20247	3,571	3,740
	Weatherford International PLC 11.00% 20247	9,918	10,327
	Western Gas Partners LP 4.50% 2028	4,468	4,787
	Western Midstream Operating LP 5.30% 203011	1,300	1,460
	Williams Companies, Inc. 3.50% 2030	6,730	7,356
	Williams Partners LP 4.30% 2024	85	92

			334,372

Health care	Abbott Laboratories 3.75% 2026	1,811	2,046
0.78%	AbbVie, Inc. 2.60% 2024	3,000	3,165
	AbbVie, Inc. 3.80% 2025	206	226
	AbbVie, Inc. 2.95% 2026	1,445	1,554
	AmerisourceBergen Corp. 0.737% 2023	2,918	2,924
	Amgen, Inc. 2.20% 2027	2,429	2,524
	Anthem, Inc. 2.375% 2025	818	857
	AstraZeneca Finance LLC 1.20% 2026	3,786	3,778
	AstraZeneca Finance LLC 1.75% 2028	1,871	1,872
	AstraZeneca Finance LLC 2.25% 2031	146	148
	AstraZeneca PLC 3.375% 2025	8,140	8,914
	AstraZeneca PLC 3.00% 2051	573	594
	Bausch Health Companies, Inc. 5.00% 20287	1,735	1,649
	Bausch Health Companies, Inc. 5.25% 20317	1,610	1,507
	Bayer US Finance II LLC 3.875% 20237	1,685	1,805
	Becton, Dickinson and Company 2.894% 2022	508	519
	Becton, Dickinson and Company 3.363% 2024	435	466
	Becton, Dickinson and Company 3.70% 2027	7,000	7,782
	Boston Scientific Corp. 3.45% 2024	715	764
	Boston Scientific Corp. 1.90% 2025	5,856	6,046
	Boston Scientific Corp. 3.85% 2025	1,780	1,968
	Boston Scientific Corp. 3.75% 2026	645	716
	Boston Scientific Corp. 4.00% 2029	1,550	1,765
	Centene Corp. 4.25% 2027	565	596
	Centene Corp. 2.45% 2028	2,325	2,359
	Centene Corp. 4.625% 2029	4,785	5,268
	Centene Corp. 3.00% 2030	5,865	6,032
	Cigna Corp. 3.75% 2023	353	376
	Cigna Corp. 4.80% 2038	3,880	4,838
	CVS Health Corp. 4.30% 2028	588	676
	DaVita, Inc. 4.625% 20307	1,025	1,055
	Eli Lilly and Company 3.375% 2029	3,330	3,744
American Funds Insurance Series	113

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Encompass Health Corp. 4.50% 2028	$ 1,449	$ 1,505
(continued)	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 20277	5,517	5,634
	Endo International PLC 5.75% 20227	7,340	6,780
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20297	1,560	1,531
	GlaxoSmithKline PLC 3.625% 2025	3,585	3,961
	HCA, Inc. 5.375% 2025	515	582
	HCA, Inc. 3.50% 2030	2,650	2,825
	HealthSouth Corp. 5.75% 2025	2,685	2,768
	Jazz Securities DAC 4.375% 20297	975	1,012
	Mallinckrodt PLC 10.00% 20257	2,500	2,797
	Medtronic, Inc. 3.50% 2025	467	513
	Molina Healthcare, Inc. 5.375% 2022	6,985	7,330
	Molina Healthcare, Inc. 3.875% 20307	2,899	3,023
	Novant Health, Inc. 3.168% 2051	3,750	3,945
	Novartis Capital Corp. 1.75% 2025	1,250	1,289
	Novartis Capital Corp. 2.00% 2027	2,386	2,482
	Owens & Minor, Inc. 4.375% 2024	5,615	5,874
	Owens & Minor, Inc. 4.50% 20297	3,685	3,791
	Par Pharmaceutical, Inc. 7.50% 20277	8,028	8,218
	Pfizer, Inc. 2.95% 2024	825	878
	Pfizer, Inc. 3.45% 2029	8,000	9,008
	Rotech Healthcare, Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)3,4,13,14,15	4,356	4,356
	Shire PLC 2.875% 2023	3,413	3,573
	Summa Health 3.511% 2051	1,655	1,752
	Tenet Healthcare Corp. 4.625% 2024	1,953	1,986
	Tenet Healthcare Corp. 4.875% 20267	16,225	16,849
	Tenet Healthcare Corp. 4.25% 20297	2,060	2,088
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,914	3,905
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,772
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,136
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,945
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,420	3,879
	UnitedHealth Group, Inc. 1.15% 2026	2,610	2,612
	UnitedHealth Group, Inc. 2.30% 2031	2,286	2,343
	UnitedHealth Group, Inc. 3.05% 2041	3,875	4,063
	UnitedHealth Group, Inc. 3.25% 2051	2,504	2,676
	Valeant Pharmaceuticals International, Inc. 6.125% 20257	10,225	10,493
	Zimmer Holdings, Inc. 3.15% 2022	4,070	4,135

			250,842

Industrials	Allison Transmission Holdings, Inc. 3.75% 20317	4,465	4,394
0.59%	Associated Materials, LLC 9.00% 20257	3,749	3,983
	Avis Budget Car Rental, LLC 5.75% 20277	2,025	2,115
	Avis Budget Group, Inc. 5.25% 20257	1,927	1,955
	Avis Budget Group, Inc. 5.375% 20297	1,750	1,825
	Avolon Holdings Funding, Ltd. 3.625% 20227	1,254	1,283
	Avolon Holdings Funding, Ltd. 3.95% 20247	1,587	1,693
	Avolon Holdings Funding, Ltd. 4.25% 20267	1,126	1,221
	Avolon Holdings Funding, Ltd. 4.375% 20267	1,975	2,149
	Boeing Company 4.875% 2025	1,555	1,743
	Boeing Company 2.75% 2026	13,000	13,589
	Boeing Company 3.10% 2026	251	266
	Boeing Company 3.25% 2028	7,700	8,172
	Boeing Company 5.15% 2030	1,100	1,304
	Boeing Company 3.625% 2031	3,450	3,714
	Boeing Company 3.60% 2034	6,250	6,601
	Boeing Company 3.50% 2039	250	251
	Boeing Company 3.75% 2050	1,300	1,343

114American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Boeing Company 5.805% 2050	$1,100	$1,484
(continued)	Bombardier, Inc. 7.50% 20247	1,950	2,040
	Bombardier, Inc. 7.125% 20267	1,500	1,572
	Bombardier, Inc. 7.875% 20277	2,720	2,825
	Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,199
	BWX Technologies, Inc. 4.125% 20297	1,025	1,046
	Canadian National Railway Company 3.20% 2046	930	965
	Clarivate Science Holdings Corp. 3.875% 20287	590	596
	Clarivate Science Holdings Corp. 4.875% 20297	520	534
	CoreLogic, Inc. 4.50% 20287	4,125	4,094
	CSX Corp. 3.80% 2028	3,135	3,537
	CSX Corp. 4.25% 2029	1,062	1,235
	CSX Corp. 4.30% 2048	1,125	1,370
	CSX Corp. 2.50% 2051	4,125	3,756
	Dun & Bradstreet Corp. 6.875% 20267	1,067	1,135
	General Dynamics Corp. 3.375% 2023	1,000	1,055
	General Dynamics Corp. 3.50% 2025	329	361
	General Dynamics Corp. 2.25% 2031	1,287	1,322
	General Electric Capital Corp. 4.418% 2035	1,200	1,440
	General Electric Co. 3.45% 2027	1,800	1,980
	Honeywell International, Inc. 2.30% 2024	2,640	2,773
	Honeywell International, Inc. 1.35% 2025	5,947	6,060
	Honeywell International, Inc. 2.70% 2029	1,470	1,580
	Howmet Aerospace, Inc. 6.875% 2025	1,885	2,197
	Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,756
	L3Harris Technologies, Inc. 1.80% 2031	2,625	2,552
	LSC Communications, Inc. 8.75% 20233,4,7,12	4,063	216
	Masco Corp. 1.50% 2028	774	756
	Masco Corp. 2.00% 2031	497	486
	Masco Corp. 3.125% 2051	230	229
	MasTec, Inc. 4.50% 20287	1,425	1,503
	Meritor, Inc. 4.50% 20287	1,025	1,041
	Mueller Water Products, Inc. 4.00% 20297	430	442
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20257	2,175	2,244
	Norfolk Southern Corp. 3.05% 2050	2,746	2,750
	Northrop Grumman Corp. 2.93% 2025	1,820	1,941
	Northrop Grumman Corp. 3.25% 2028	3,495	3,821
	Otis Worldwide Corp. 2.293% 2027	2,135	2,214
	Raytheon Technologies Corp. 2.80% 2022	1,500	1,524
	Rolls-Royce PLC 5.75% 20277	765	844
	Siemens AG 1.20% 20267	3,887	3,892
	Siemens AG 1.70% 20287	3,700	3,725
	SkyMiles IP, Ltd. 4.75% 20287	3,975	4,422
	The Brink's Co. 4.625% 20277	2,385	2,490
	TransDigm, Inc. 6.25% 20267	4,976	5,256
	TransDigm, Inc. 5.50% 2027	1,100	1,148
	Triumph Group, Inc. 6.25% 20247	970	988
	Triumph Group, Inc. 8.875% 20247	1,045	1,164
	Triumph Group, Inc. 7.75% 20257	875	901
	Union Pacific Corp. 3.15% 2024	1,287	1,374
	Union Pacific Corp. 3.75% 2025	4,255	4,720
	Union Pacific Corp. 2.15% 2027	2,318	2,410
	Union Pacific Corp. 2.40% 2030	2,414	2,497
	Union Pacific Corp. 2.891% 20367	6,375	6,633
	Union Pacific Corp. 3.75% 2070	546	603
	Union Pacific Corp. 3.799% 20717	545	607
	United Airlines Holdings, Inc. 6.50% 20277	2,200	2,425
	United Rentals, Inc. 3.875% 2031	1,050	1,070
	United Technologies Corp. 3.65% 2023	52	55
	United Technologies Corp. 3.95% 2025	3,155	3,510
	United Technologies Corp. 4.125% 2028	1,075	1,238
American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Vertical U.S. Newco, Inc. 5.25% 20277	$2,000	$ 2,110
(continued)	Vinci SA 3.75% 20297	1,167	1,319
	WESCO Distribution, Inc. 7.125% 20257	1,210	1,309
	WESCO Distribution, Inc. 7.25% 20287	1,320	1,472
			192,414

Communication	Alphabet, Inc. 1.998% 2026	3,000	3,140
services	Alphabet, Inc. 1.90% 2040	1,375	1,253
0.59%	Alphabet, Inc. 2.25% 2060	1,265	1,120
	AT&T, Inc. 2.25% 2032	1,000	983
	AT&T, Inc. 2.55% 20337	348	345
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	567
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20307	3,500	3,649
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20307	2,500	2,647
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	8,021	8,209
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20317	2,975	3,035
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,407
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,818
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20337	1,625	1,665
	CenturyLink, Inc. 6.75% 2023	2,500	2,776
	CenturyLink, Inc. 7.50% 2024	1,500	1,686
	CenturyLink, Inc. 5.125% 20267	800	833
	Comcast Corp. 2.35% 2027	4,000	4,199
	Comcast Corp. 3.20% 2036	375	403
	Comcast Corp. 3.90% 2038	250	288
	Comcast Corp. 4.60% 2038	2,000	2,483
	Comcast Corp. 2.80% 2051	791	762
	Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,794
	Discovery Communications, Inc. 3.625% 2030	1,407	1,536
	Embarq Corp. 7.995% 2036	5,000	5,675
	Fox Corp. 4.03% 2024	1,120	1,214
	Frontier Communications Corp. 5.875% 20277	2,225	2,386
	Frontier Communications Corp. 5.00% 20287	5,550	5,745
	Frontier Communications Corp. 6.75% 20297	3,550	3,782
	iHeartCommunications, Inc. 5.25% 20277	3,093	3,240
	Intelsat Jackson Holding Co. 8.00% 20247	7,275	7,525
	Intelsat Jackson Holding Co. 8.50% 20247,12	7,650	4,541
	Intelsat Jackson Holding Co., Term Loan,
	(3-month USD-LIBOR + 5.50%) 6.50% 202114,15	2,072	2,098
	Intelsat Jackson Holding Co., Term Loan, 6.625% 202415	1,400	1,429
	Liberty Global PLC 5.50% 20287	2,075	2,181
	Ligado Networks LLC 15.50% 2023 (100% PIK)7,13	2,397	2,367
	Live Nation Entertainment, Inc. 3.75% 20287	1,350	1,358
	MDC Partners, Inc. 7.50% 20247,11	3,225	3,269
	News Corp. 3.875% 20297	875	885
	Nexstar Broadcasting, Inc. 4.75% 20287	3,175	3,266
	SBA Tower Trust 1.631% 20267	8,707	8,718
	Scripps Escrow II, Inc. 3.875% 20297	1,100	1,093
	Sinclair Television Group, Inc. 4.125% 20307	1,175	1,156
	Sirius XM Radio, Inc. 4.625% 20247	3,345	3,441
	Sirius XM Radio, Inc. 4.00% 20287	2,150	2,217
	Sprint Corp. 7.625% 2026	4,125	5,043
	Sprint Corp. 6.875% 2028	7,550	9,692
	TEGNA, Inc. 4.75% 20267	2,350	2,506
	TEGNA, Inc. 5.00% 2029	1,000	1,049
	Tencent Holdings, Ltd. 3.68% 20417	1,320	1,418
	Tencent Holdings, Ltd. 3.84% 20517	1,780	1,922
	T-Mobile US, Inc. 1.50% 2026	500	505
	T-Mobile US, Inc. 2.05% 2028	325	331

116American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	T-Mobile US, Inc. 3.375% 20297	$ 2,200	$ 2,276
services	T-Mobile US, Inc. 2.875% 2031	1,050	1,043
(continued)	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 20237	13,201	13,191
	Univision Communications, Inc. 6.625% 20277	4,800	5,207
	Univision Communications, Inc. 4.50% 20297	3,475	3,509
	Verizon Communications, Inc. 2.10% 2028	1,835	1,875
	Verizon Communications, Inc. 2.875% 2050	2,500	2,381
	Virgin Media O2 4.25% 20317	2,075	2,041
	Virgin Media Secured Finance PLC 4.50% 20307	3,115	3,142
	Vodafone Group PLC 4.375% 2028	350	407
	Vodafone Group PLC 5.25% 2048	500	660
	Vodafone Group PLC 4.25% 2050	4,350	5,090
	Ziggo Bond Co. BV 5.125% 20307	1,775	1,820
	Ziggo Bond Finance BV 5.50% 20277	4,277	4,455
	Ziggo Bond Finance BV 4.875% 20307	725	744
			190,491

Utilities	AEP Transmission Co. LLC 3.75% 2047	2,390	2,724
0.57%	Ameren Corp. 2.50% 2024	969	1,020
	Ameren Corp. 4.50% 2049	425	548
	American Electric Power Company, Inc. 2.95% 2022	3,020	3,108
	Calpine Corp. 3.75% 20317	1,300	1,240
	CenterPoint Energy, Inc. 2.50% 2022	900	920
	CenterPoint Energy, Inc. 3.85% 2024	1,638	1,763
	CenterPoint Energy, Inc. 3.70% 2049	2,775	2,967
	Comisi÷n Federal de Electricidad 4.75% 20277	645	722
	Commonwealth Edison Co. 4.35% 2045	1,085	1,354
	Commonwealth Edison Co. 4.00% 2048	2,600	3,132
	Consolidated Edison Company of New York, Inc. 4.50% 2058	5,380	6,529
	Consumers Energy Co. 4.05% 2048	3,017	3,674
	Dominion Resources, Inc. 2.00% 2021	665	665
	Dominion Resources, Inc. 2.75% 2022	800	809
	Dominion Resources, Inc. 2.85% 2026	750	799
	Dominion Resources, Inc., junior subordinated, 3.071% 202411	1,775	1,883
	DTE Energy Company 3.95% 2049	1,800	2,183
	Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,435
	Duke Energy Florida, LLC 3.20% 2027	1,445	1,580
	Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,300
	Duke Energy Progress, Inc. 3.70% 2046	750	851
	Edison International 3.55% 2024	2,200	2,341
	EDP Finance BV 3.625% 20247	4,100	4,410
	Electricité de France SA 4.75% 20357	1,250	1,528
	Electricité de France SA 4.875% 20387	2,750	3,387
	Electricité de France SA 5.60% 2040	525	703
	Emera US Finance LP 3.55% 2026	320	350
	Enersis Américas SA 4.00% 2026	245	267
	Entergy Corp. 2.80% 2030	3,325	3,467
	Entergy Louisiana, LLC 4.20% 2048	4,200	5,120
	Entergy Texas, Inc. 1.75% 2031	3,650	3,504
	Eversource Energy 3.80% 2023	2,730	2,932
	Exelon Corp., junior subordinated, 3.497% 202211	1,075	1,102
	FirstEnergy Corp. 3.40% 2050	5,275	5,184
	FirstEnergy Transmission LLC 2.866% 20287	675	700
	MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,189
	Northern States Power Co. 4.125% 2044	6,000	7,357
	NRG Energy, Inc. 3.625% 20317	2,250	2,214
	Oncor Electric Delivery Company LLC 2.75% 2024	1,047	1,111
	Pacific Gas and Electric Co. 1.75% 2022	1,575	1,574
	Pacific Gas and Electric Co. 2.10% 2027	125	122
American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Pacific Gas and Electric Co. 2.50% 2031	$14,750	$ 13,846
(continued)	Pacific Gas and Electric Co. 3.30% 2040	100	91
	Pacific Gas and Electric Co. 4.20% 2041	9,100	8,987
	Pacific Gas and Electric Co. 3.50% 2050	2,500	2,231
	PacifiCorp, First Mortgage Bonds, 3.60% 2024	4,695	5,037
	PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,792
	PG&E Corp. 5.00% 2028	4,750	4,809
	PG&E Corp. 5.25% 2030	2,575	2,607
	Public Service Company of Colorado 2.25% 2022	2,000	2,027
	Public Service Company of Colorado 1.875% 2031	2,775	2,763
	Public Service Electric and Gas Co. 3.60% 2047	548	625
	Public Service Electric and Gas Co. 3.15% 2050	2,451	2,627
	Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,956
	Puget Energy, Inc. 6.00% 2021	1,823	1,840
	Southern California Edison Co. 2.85% 2029	4,450	4,626
	Southern California Edison Co. 6.00% 2034	2,500	3,245
	Southern California Edison Co. 5.35% 2035	3,000	3,804
	Southern California Edison Co. 5.75% 2035	675	886
	Southern California Edison Co. 4.875% 2049	3,745	4,446
	Southern California Gas Company 2.55% 2030	2,725	2,819
	Talen Energy Corp. 10.50% 20267	885	641
	Talen Energy Corp. 7.25% 20277	4,655	4,350
	Talen Energy Supply, LLC 7.625% 20287	1,575	1,476
	Union Electric Co. 2.625% 2051	5,625	5,396
	Virginia Electric and Power Co. 3.80% 2028	2,000	2,260
	Virginia Electric and Power Co. 4.60% 2048	2,650	3,428
	Xcel Energy, Inc. 2.60% 2029	1,950	2,029

			184,412

Consumer	Allied Universal Holdco LLC 4.625% 20287	1,660	1,665
discretionary	Amazon.com, Inc. 2.70% 2060	2,765	2,656
0.56%	American Honda Finance Corp. 3.50% 2028	750	842
	Atlas LuxCo 4 SARL 4.625% 20287	1,065	1,070
	Bayerische Motoren Werke AG 2.25% 20237	300	311
	Bayerische Motoren Werke AG 3.45% 20237	1,870	1,965
	Bayerische Motoren Werke AG 0.80% 20247	1,532	1,540
	Caesars Entertainment, Inc. 6.25% 20257	3,315	3,518
	Carnival Corp. 11.50% 20237	5,575	6,281
	Carvana Co. 5.625% 20257	600	625
	Carvana Co. 5.50% 20277	2,496	2,584
	Carvana Co. 5.875% 20287	924	974
	Ford Motor Credit Company LLC 3.664% 2024	455	478
	Ford Motor Credit Company LLC 3.81% 2024	1,070	1,121
	Ford Motor Credit Company LLC 5.584% 2024	423	464
	Ford Motor Credit Company LLC 3.375% 2025	5,750	5,970
	Ford Motor Credit Company LLC 5.125% 2025	12,355	13,621
	Ford Motor Credit Company LLC 4.542% 2026	2,455	2,677
	Ford Motor Credit Company LLC 3.815% 2027	250	261
	General Motors Financial Co. 3.45% 2022	2,000	2,028
	General Motors Financial Co. 5.20% 2023	6,354	6,844
	General Motors Financial Co. 1.05% 2024	1,050	1,056
	General Motors Financial Co. 3.50% 2024	4,145	4,451
	General Motors Financial Co. 4.30% 2025	400	442
	General Motors Financial Co. 4.35% 2027	500	563
	Hanesbrands, Inc. 4.625% 20247	860	913
	Hanesbrands, Inc. 5.375% 20257	706	750
	Hanesbrands, Inc. 4.875% 20267	2,700	2,919
	Hilton Grand Vacations Borrower LLC 5.00% 20297	1,580	1,618
	Hilton Worldwide Holdings, Inc. 4.00% 20317	1,885	1,904

118American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Home Depot, Inc. 3.90% 2028	$ 825	$962
discretionary	Home Depot, Inc. 2.95% 2029	9,301	10,167
(continued)	Home Depot, Inc. 1.375% 2031	2,556	2,450
	Home Depot, Inc. 4.25% 2046	3,500	4,359
	Home Depot, Inc. 4.50% 2048	428	559
	Home Depot, Inc. 2.375% 2051	1,000	927
	Hyundai Capital America 3.25% 20227	480	495
	Hyundai Capital America 2.375% 20277	2,579	2,641
	International Game Technology PLC 6.50% 20257	4,555	5,113
	International Game Technology PLC 5.25% 20297	4,365	4,688
	Lithia Motors, Inc. 3.875% 20297	675	701
	Lithia Motors, Inc. 4.375% 20317	1,025	1,099
	Lowe's Companies, Inc. 1.70% 2030	966	927
	Melco International Development, Ltd. 5.75% 20287	1,485	1,570
	MGM Growth Properties LLC 5.625% 2024	775	840
	MGM Growth Properties LLC 4.625% 20257	1,050	1,124
	MGM Growth Properties LLC 3.875% 20297	2,225	2,265
	Mohegan Gaming & Entertainment 8.00% 20267	3,400	3,557
	Neiman Marcus Group LLC 7.125% 20267	1,345	1,437
	Nissan Motor Co., Ltd. 3.522% 20257	3,000	3,206
	Nissan Motor Co., Ltd. 4.345% 20277	3,000	3,300
	Panther BF Aggregator 2 LP 6.25% 20267	500	533
	Royal Caribbean Cruises, Ltd. 11.50% 20257	1,925	2,221
	Royal Caribbean Cruises, Ltd. 4.25% 20267	2,120	2,120
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,255	5,432
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 20257	2,347	2,573
	Scientific Games Corp. 8.625% 20257	1,260	1,381
	Scientific Games Corp. 8.25% 20267	6,905	7,414
	Scientific Games Corp. 7.00% 20287	950	1,040
	Scientific Games Corp. 7.25% 20297	1,615	1,826
	Tempur Sealy International, Inc. 4.00% 20297	1,070	1,087
	Toyota Motor Credit Corp. 0.80% 2026	2,265	2,240
	Toyota Motor Credit Corp. 3.05% 2028	2,430	2,670
	VICI Properties LP 4.625% 20297	995	1,059
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20257	2,100	2,148
	VICI Properties LP / VICI Note Co., Inc. 3.75% 20277	450	459
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20307	3,100	3,192
	Volkswagen Group of America Finance, LLC 4.25% 20237	3,770	4,076
	Volkswagen Group of America Finance, LLC 4.625% 20257	3,845	4,386
	Volkswagen Group of America Finance, LLC 3.20% 20267	3,201	3,465
	Wyndham Destinations, Inc. 4.625% 20307	1,300	1,345
	Wyndham Worldwide Corp. 4.375% 20287	1,855	1,932
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20237	3,468	3,602
			180,699

Materials	Alcoa Netherlands Holding BV 4.125% 20297	950	992
0.53%	Anglo American Capital PLC 2.25% 20287	484	490
	Anglo American Capital PLC 2.625% 20307	11,275	11,334
	Anglo American Capital PLC 3.95% 20507	2,281	2,482
	Arconic Rolled Products Corp. 6.125% 20287	750	807
	Chevron Phillips Chemical Co. LLC 3.30% 20237	595	625
	Cleveland-Cliffs, Inc. 6.75% 20267	2,035	2,198
	Cleveland-Cliffs, Inc. 5.875% 2027	10,500	11,051
	Cleveland-Cliffs, Inc. 4.625% 20297	1,825	1,923
	Cleveland-Cliffs, Inc. 4.875% 20317	2,051	2,156
	CVR Partners LP 9.25% 20237	346	348
	CVR Partners LP 6.125% 20287	745	764
	Dow Chemical Co. 3.625% 2026	1,884	2,086
	Dow Chemical Co. 3.60% 2050	12,662	13,706
American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	First Quantum Minerals, Ltd. 7.25% 20237	$ 1,200	$ 1,225
(continued)	First Quantum Minerals, Ltd. 6.50% 20247	4,704	4,812
	First Quantum Minerals, Ltd. 7.50% 20257	11,350	11,805
	First Quantum Minerals, Ltd. 6.875% 20267	3,625	3,797
	First Quantum Minerals, Ltd. 6.875% 20277	3,240	3,535
	Freeport-McMoRan, Inc. 4.25% 2030	2,550	2,735
	Freeport-McMoRan, Inc. 5.45% 2043	1,300	1,591
	FXI Holdings, Inc. 7.875% 20247	2,226	2,305
	FXI Holdings, Inc. 12.25% 20267	4,392	5,071
	Glencore Funding LLC 4.125% 20247	945	1,019
	Hexion, Inc. 7.875% 20277	2,045	2,209
	International Flavors & Fragrances, Inc. 1.832% 20277	5,400	5,390
	International Flavors & Fragrances, Inc. 3.468% 20507	2,285	2,379
	International Paper Co. 7.30% 2039	2,005	3,111
	Joseph T. Ryerson & Son, Inc. 8.50% 20287	1,148	1,278
	LSB Industries, Inc. 9.625% 20237	5,170	5,322
	LYB International Finance III, LLC 2.25% 2030	2,275	2,275
	LYB International Finance III, LLC 3.375% 2040	10,848	11,261
	LYB International Finance III, LLC 3.625% 2051	9,787	10,358
	LYB International Finance III, LLC 3.80% 2060	1,186	1,257
	Methanex Corp. 5.125% 2027	4,750	5,137
	Mosaic Co. 3.25% 2022	1,125	1,165
	Mosaic Co. 4.05% 2027	1,050	1,178
	Praxair, Inc. 1.10% 2030	2,938	2,765
	SCIH Salt Holdings, Inc. 4.875% 20287	1,185	1,188
	SCIH Salt Holdings, Inc. 6.625% 20297	1,230	1,235
	Sherwin-Williams Company 2.75% 2022	29	30
	Sherwin-Williams Company 3.125% 2024	275	294
	Sherwin-Williams Company 3.80% 2049	5,208	6,025
	Tronox, Ltd. 4.625% 20297	2,175	2,199
	Vale Overseas, Ltd. 3.75% 2030	2,229	2,376
	Venator Materials Corp. 5.75% 20257	5,845	5,764
	Venator Materials Corp. 9.50% 20257	1,495	1,686
	Warrior Met Coal, Inc. 8.00% 20247	5,095	5,178
	Westlake Chemical Corp. 4.375% 2047	500	589

			170,506

Information	Adobe, Inc. 1.90% 2025	366	381
technology	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 202514,15	4,150	4,203
0.41%	Apple, Inc. 3.00% 2024	625	663
	Apple, Inc. 0.70% 2026	2,500	2,472
	Apple, Inc. 3.35% 2027	40	44
	Apple, Inc. 1.20% 2028	5,000	4,932
	Apple, Inc. 1.65% 2031	2,500	2,463
	Avaya, Inc. 6.125% 20287	1,600	1,715
	Booz Allen Hamilton, Inc. 4.00% 20297	710	727
	Broadcom, Inc. 1.95% 20287	1,407	1,408
	Broadcom, Inc. 2.45% 20317	2,452	2,411
	Broadcom, Inc. 2.60% 20337	2,524	2,471
	Broadcom, Inc. 3.469% 20347	11,463	12,137
	Broadcom, Inc. 3.50% 20417	3,948	4,044
	Broadcom, Inc. 3.75% 20517	3,366	3,519
	CommScope Finance LLC 6.00% 20267	2,425	2,563
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 202314,15	1,334	1,316
	Diebold Nixdorf, Inc. 9.375% 20257	5,675	6,310
	Diebold, Inc. 8.50% 2024	1,400	1,435
	Fidelity National Information Services, Inc. 3.10% 2041	302	310
	Fiserv, Inc. 2.75% 2024	1,600	1,689
	Fiserv, Inc. 3.20% 2026	7,455	8,075

120American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Fiserv, Inc. 3.50% 2029	$ 1,280	$ 1,410
technology	Fiserv, Inc. 2.65% 2030	7,673	7,953
(continued)	Fiserv, Inc. 4.40% 2049	800	967
	Gartner, Inc. 4.50% 20287	650	687
	Intuit, Inc. 0.95% 2025	1,530	1,535
	Intuit, Inc. 1.35% 2027	1,395	1,394
	Intuit, Inc. 1.65% 2030	1,845	1,815
	McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 202414,15	2,587	2,591
	Microsoft Corp. 2.525% 2050	4,744	4,672
	Microsoft Corp. 2.921% 2052	4,814	5,118
	Oracle Corp. 3.65% 2041	2,250	2,390
	Oracle Corp. 3.95% 2051	1,826	1,995
	PayPal Holdings, Inc. 2.65% 2026	2,364	2,541
	PayPal Holdings, Inc. 2.30% 2030	2,200	2,279
	Sabre GLBL, Inc. 7.375% 20257	728	793
	Sabre Holdings Corp. 9.25% 20257	1,197	1,426
	salesforce.com, inc. 1.50% 2028	3,200	3,196
	salesforce.com, inc. 1.95% 2031	1,625	1,629
	salesforce.com, inc. 2.70% 2041	1,875	1,890
	Square, Inc. 3.50% 20317	1,875	1,894
	Synaptics, Inc. 4.00% 20297	675	679
	Unisys Corp. 6.875% 20277	725	793
	VeriSign, Inc. 2.70% 2031	625	636
	Veritas Holdings, Ltd. 7.50% 20257	3,860	4,030
	ViaSat, Inc. 5.625% 20277	555	581
	Visa, Inc. 2.80% 2022	2,000	2,067
	Visa, Inc. 3.15% 2025	5,500	6,020
	Xerox Corp. 5.00% 20257	2,925	3,091
	Xerox Corp. 5.50% 20287	1,875	1,951
			133,311

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 2026	315	351
0.41%	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,379
	Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,027
	Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,452
	Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,878
	Alexandria Real Estate Equities, Inc. 4.85% 2049	410	530
	American Campus Communities, Inc. 3.75% 2023	3,055	3,203
	American Campus Communities, Inc. 4.125% 2024	2,075	2,260
	American Campus Communities, Inc. 3.625% 2027	9,545	10,397
	American Campus Communities, Inc. 3.875% 2031	331	368
	American Tower Corp. 1.60% 2026	2,347	2,373
	American Tower Corp. 3.55% 2027	1,425	1,568
	American Tower Corp. 1.50% 2028	10,000	9,736
	American Tower Corp. 3.60% 2028	1,000	1,101
	Brandywine Operating Partnership LP 3.95% 2023	1,070	1,116
	Brookfield Property REIT, Inc. 5.75% 20267	6,050	6,368
	Diversified Healthcare Trust 4.375% 2031	3,250	3,118
	Equinix, Inc. 1.45% 2026	6,787	6,825
	Equinix, Inc. 2.90% 2026	1,144	1,226
	Equinix, Inc. 1.80% 2027	1,295	1,312
	Equinix, Inc. 1.55% 2028	3,175	3,122
	Equinix, Inc. 2.00% 2028	2,234	2,246
	Equinix, Inc. 3.20% 2029	1,552	1,667
	Equinix, Inc. 2.50% 2031	1,710	1,741
	Equinix, Inc. 3.00% 2050	912	877
	Equinix, Inc. 3.40% 2052	2,731	2,814
	Essex Portfolio LP 3.875% 2024	1,000	1,077
	Essex Portfolio LP 3.50% 2025	6,825	7,393
American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Gaming and Leisure Properties, Inc. 3.35% 2024	$1,263	$ 1,341
(continued)	Hospitality Properties Trust 4.50% 2023	1,945	1,998
	Hospitality Properties Trust 4.50% 2025	150	150
	Hospitality Properties Trust 4.95% 2027	500	499
	Hospitality Properties Trust 3.95% 2028	1,950	1,844
	Host Hotels & Resorts LP 4.50% 2026	355	390
	Howard Hughes Corp. 5.375% 20287	2,450	2,606
	Howard Hughes Corp. 4.125% 20297	1,860	1,866
	Howard Hughes Corp. 4.375% 20317	2,015	2,012
	Iron Mountain, Inc. 5.25% 20307	4,785	5,072
	Iron Mountain, Inc. 4.50% 20317	2,650	2,686
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,255	2,326
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,530	2,606
	Ladder Capital Corp. 5.25% 20257	440	448
	Park Intermediate Holdings LLC 4.875% 20297	1,180	1,222
	Public Storage 2.37% 2022	565	578
	Public Storage 0.875% 2026	592	587
	Public Storage 1.85% 2028	2,490	2,511
	Public Storage 2.30% 2031	2,493	2,545
	QTS Realty Trust, Inc. 3.875% 20287	2,025	2,168
	Realogy Corp. 5.75% 20297	2,760	2,889
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20297	875	878
	Scentre Group 3.25% 20257	1,000	1,074
	Scentre Group 3.50% 20257	3,075	3,307
	Scentre Group 3.75% 20277	2,430	2,683
	UDR, Inc. 2.95% 2026	760	813
	Westfield Corp., Ltd. 3.15% 20227	4,290	4,355
			132,979

Consumer staples	7-Eleven, Inc. 0.80% 20247	1,700	1,696
0.38%	7-Eleven, Inc. 0.95% 20267	825	811
	7-Eleven, Inc. 1.30% 20287	6,515	6,298
	Albertsons Companies, Inc. 3.50% 20297	1,385	1,371
	Altria Group, Inc. 4.40% 2026	231	261
	Altria Group, Inc. 5.80% 2039	4,820	5,963
	Altria Group, Inc. 3.40% 2041	2,500	2,388
	Altria Group, Inc. 4.50% 2043	3,000	3,232
	Altria Group, Inc. 5.95% 2049	490	628
	Altria Group, Inc. 3.70% 2051	2,500	2,376
	Anheuser-Busch InBev NV 4.00% 2028	4,345	4,950
	Anheuser-Busch InBev NV 5.45% 2039	5,000	6,608
	B&G Foods, Inc. 5.25% 2025	2,175	2,237
	British American Tobacco International Finance PLC 3.95% 20257	4,250	4,645
	British American Tobacco PLC 3.222% 2024	2,826	3,003
	British American Tobacco PLC 3.215% 2026	3,323	3,529
	British American Tobacco PLC 4.39% 2037	3,109	3,357
	British American Tobacco PLC 4.54% 2047	940	1,001
	Central Garden & Pet Co. 4.125% 20317	1,395	1,415
	Coca-Cola Company 1.00% 2028	940	912
	Conagra Brands, Inc. 1.375% 2027	4,615	4,506
	Constellation Brands, Inc. 2.65% 2022	2,856	2,937
	Constellation Brands, Inc. 2.70% 2022	195	199
	Constellation Brands, Inc. 3.20% 2023	1,029	1,073
	Constellation Brands, Inc. 3.60% 2028	625	693
	Imperial Tobacco Finance PLC 3.50% 20237	4,000	4,138
	Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,280
	Kimberly-Clark Corp. 3.10% 2030	329	364
	Kraft Heinz Company 3.875% 2027	2,475	2,721
	Kraft Heinz Company 4.375% 2046	1,140	1,294

122American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Kraft Heinz Company 4.875% 2049	$ 3,760	$4,574
(continued)	Kraft Heinz Company 5.50% 2050	1,215	1,580
	Kronos Acquisition Holdings, Inc. 5.00% 20267	1,695	1,723
	Nestlé Holdings, Inc. 1.00% 20277	16,400	16,022
	Philip Morris International, Inc. 2.375% 2022	1,960	2,005
	Philip Morris International, Inc. 2.625% 2022	1,670	1,692
	Philip Morris International, Inc. 2.875% 2024	788	838
	Philip Morris International, Inc. 3.25% 2024	2,000	2,164
	Philip Morris International, Inc. 0.875% 2026	2,990	2,954
	Philip Morris International, Inc. 3.375% 2029	788	873
	Philip Morris International, Inc. 1.75% 2030	2,956	2,859
	Post Holdings, Inc. 4.625% 20307	2,886	2,938
	Prestige Brands International, Inc. 3.75% 20317	1,115	1,077
	Reckitt Benckiser Group PLC 2.375% 20227	1,125	1,147
	Reynolds American, Inc. 5.85% 2045	2,030	2,489
	Simmons Foods, Inc. 4.625% 20297	560	566
			124,387

	Total corporate bonds, notes & loans		2,264,966
Mortgage-backed obligations 5.53%

Federal agency	Fannie Mae Pool #AD7072 4.00% 202516	4	4
mortgage-backed	Fannie Mae Pool #AE3069 4.00% 202516	2	2
obligations	Fannie Mae Pool #AE2321 4.00% 202516	1	1
5.13%	Fannie Mae Pool #AH6431 4.00% 202616	399	425
	Fannie Mae Pool #890329 4.00% 202616	57	61
	Fannie Mae Pool #AH5618 4.00% 202616	3	4
	Fannie Mae Pool #AH0829 4.00% 202616	3	4
	Fannie Mae Pool #MA1109 4.00% 202716	4	4
	Fannie Mae Pool #MA3653 3.00% 202916	40	42
	Fannie Mae Pool #AL8347 4.00% 202916	420	446
	Fannie Mae Pool #254767 5.50% 203316	289	334
	Fannie Mae Pool #555956 5.50% 203316	187	216
	Fannie Mae Pool #BN1085 4.00% 203416	575	612
	Fannie Mae Pool #BN3172 4.00% 203416	178	189
	Fannie Mae Pool #AS8554 3.00% 203616	9,100	9,579
	Fannie Mae Pool #929185 5.50% 203616	460	533
	Fannie Mae Pool #893641 6.00% 203616	948	1,125
	Fannie Mae Pool #893688 6.00% 203616	243	288
	Fannie Mae Pool #907239 6.00% 203616	58	69
	Fannie Mae Pool #AD0249 5.50% 203716	156	180
	Fannie Mae Pool #190379 5.50% 203716	82	96
	Fannie Mae Pool #924952 6.00% 203716	1,143	1,355
	Fannie Mae Pool #888292 6.00% 203716	830	986
	Fannie Mae Pool #928031 6.00% 203716	98	116
	Fannie Mae Pool #888637 6.00% 203716	14	17
	Fannie Mae Pool #AD0119 6.00% 203816	1,350	1,602
	Fannie Mae Pool #AD0095 6.00% 203816	1,017	1,205
	Fannie Mae Pool #995674 6.00% 203816	486	576
	Fannie Mae Pool #AE0021 6.00% 203816	393	466
	Fannie Mae Pool #AL7164 6.00% 203816	254	295
	Fannie Mae Pool #AB0538 6.00% 203816	151	175
	Fannie Mae Pool #889983 6.00% 203816	26	31
	Fannie Mae Pool #995391 6.00% 203816	26	30
	Fannie Mae Pool #995224 6.00% 203816	12	14
	Fannie Mae Pool #AD0833 6.00% 203916	1	1
	Fannie Mae Pool #AL0013 6.00% 204016	259	306
	Fannie Mae Pool #AL0309 6.00% 204016	85	101
	Fannie Mae Pool #MA4333 2.00% 204116	9,698	9,867
	Fannie Mae Pool #MA4387 2.00% 204116	8,842	9,034
American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA4364 2.00% 204116	$ 2,802	$ 2,845
mortgage-backed	Fannie Mae Pool #AB4536 6.00% 204116	552	652
obligations	Fannie Mae Pool #AL7228 6.00% 204116	353	411
(continued)	Fannie Mae Pool #AP2131 3.50% 204216	4,521	4,873
	Fannie Mae Pool #AU8813 4.00% 204316	2,701	3,013
	Fannie Mae Pool #AU9348 4.00% 204316	1,561	1,741
	Fannie Mae Pool #AU9350 4.00% 204316	1,314	1,452
	Fannie Mae Pool #AL8773 3.50% 204516	7,747	8,346
	Fannie Mae Pool #AL8354 3.50% 204516	1,951	2,116
	Fannie Mae Pool #BC4764 3.00% 204616	16,398	17,265
	Fannie Mae Pool #AL8522 3.50% 204616	3,919	4,251
	Fannie Mae Pool #BD9699 3.50% 204616	1,707	1,841
	Fannie Mae Pool #BD9307 4.00% 204616	1,715	1,866
	Fannie Mae Pool #BC7611 4.00% 204616	401	438
	Fannie Mae Pool #CA0770 3.50% 204716	2,617	2,775
	Fannie Mae Pool #BE1290 3.50% 204716	2,569	2,740
	Fannie Mae Pool #MA3211 4.00% 204716	4,946	5,303
	Fannie Mae Pool #257036 7.00% 204716	8	10
	Fannie Mae Pool #256975 7.00% 204716	2	2
	Fannie Mae Pool #FM3278 3.50% 204816	28,331	29,872
	Fannie Mae Pool #BK7655 3.891% 204814,16	570	596
	Fannie Mae Pool #CA2377 4.00% 204816	11,397	12,162
	Fannie Mae Pool #BK6971 4.00% 204816	160	171
	Fannie Mae Pool #MA3277 4.00% 204816	20	21
	Fannie Mae Pool #BK5255 4.00% 204816	19	21
	Fannie Mae Pool #CA2493 4.50% 204816	1,296	1,399
	Fannie Mae Pool #CA4756 3.00% 204916	8,470	8,964
	Fannie Mae Pool #BK8767 4.00% 204916	133	144
	Fannie Mae Pool #MA4381 3.50% 205116	668	709
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 204116	112	129
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 204116	30	37
	Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 202214,16	1,046	1,067
	Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202216	1,109	1,121
	Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202216	763	767
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 202314,16	4,816	5,045
	Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 202314,16	5,071	5,352
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 202314,16	4,330	4,604
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 202414,16	5,518	5,876
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 202414,16	3,972	4,223
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.559% 202614,16	9,665	10,330
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 202714,16	2,891	3,142
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 203616	62	57
	Freddie Mac Pool #ZK7598 3.00% 202716	8,407	8,893
	Freddie Mac Pool #ZK7580 3.00% 202716	3,772	3,992
	Freddie Mac Pool #C91912 3.00% 203716	15,917	16,761
	Freddie Mac Pool #G03978 5.00% 203816	587	673
	Freddie Mac Pool #G04553 6.50% 203816	76	87
	Freddie Mac Pool #G08347 4.50% 203916	97	109
	Freddie Mac Pool #C03518 5.00% 204016	938	1,066
	Freddie Mac Pool #RB5118 2.00% 204116	30,065	30,717
	Freddie Mac Pool #Q05807 4.00% 204216	2,437	2,669
	Freddie Mac Pool #Q23185 4.00% 204316	1,711	1,909
	Freddie Mac Pool #Q23190 4.00% 204316	1,162	1,280
	Freddie Mac Pool #760014 2.977% 204514,16	309	323
	Freddie Mac Pool #Q37988 4.00% 204516	8,593	9,434
	Freddie Mac Pool #G60344 4.00% 204516	7,261	8,002
	Freddie Mac Pool #Z40130 3.00% 204616	5,757	6,189
	Freddie Mac Pool #Q41909 4.50% 204616	625	681
	Freddie Mac Pool #Q41090 4.50% 204616	392	428
	Freddie Mac Pool #760015 2.679% 204714,16	729	760
	Freddie Mac Pool #Q46021 3.50% 204716	1,679	1,798

124American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SI2002 4.00% 204816		$ 4,244	$ 4,543
mortgage-backed	Freddie Mac Pool #SD7507 3.00% 204916		28,669	30,468
obligations	Freddie Mac Pool #SD7528 2.00% 205016		21,370	21,679
(continued)	Freddie Mac Pool #RA2020 3.00% 205016		11,406	12,048
	Freddie Mac Pool #SD8164 3.50% 205116		6,835	7,241
	Freddie Mac Pool #SD8158 3.50% 205116		81	85
	Freddie Mac, Series T041, Class 3A, 5.051% 203214,16		223	249
	Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 202316		3,025	3,129
	Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 202416		5,555	5,876
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202516		4,265	4,554
	Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 202516		4,000	4,357
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 202514,16		9,778	10,769
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202616		10,050	10,779
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202616		7,370	8,055
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202716		4,755	5,252
	Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202716		5,770	6,407
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 202716		4,375	4,885
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202816		3,237	3,755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00%	205616	7,331	7,666
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	205614,16	7,326	7,664
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	205614,16	3,730	3,901
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA,
	3.25%	205614,16	1,622	1,710
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	205714,16	1,225	1,320
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	205716	2,805	2,948
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	205716	2,553	2,786
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	205716	1,003	1,094
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	205816	13,732	14,473
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00%	205916	7,694	8,084
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	202816	3,013	3,187
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75%	202916	3,969	4,173
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1,
	3.50%	202916	6,190	6,601
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2,
	3.50%	202916	2,455	2,712
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3,
	3.392% 202714,16		777	788
	Government National Mortgage Assn. 2.00% 205116,17		89,533	91,027
	Government National Mortgage Assn. 2.50% 205116,17		21,529	22,241
	Government National Mortgage Assn. 3.00% 205116,17		28,369	29,591
	Government National Mortgage Assn. 3.00% 205116,17		7,413	7,735
	Government National Mortgage Assn. 3.50% 205116,17		26,752	28,085
	Government National Mortgage Assn. 4.00% 205116,17		13,107	13,841
	Government National Mortgage Assn. 4.50% 205116,17		10,000	10,658
	Government National Mortgage Assn. Pool #BD7245 4.00% 204816		1,025	1,106
	Government National Mortgage Assn. Pool #MA5876 4.00% 204916		11,073	11,741
	Government National Mortgage Assn. Pool #MA5986 4.00% 204916		1,442	1,530
	Government National Mortgage Assn. Pool #MA5764 4.50% 204916		18,936	20,210
	Government National Mortgage Assn. Pool #MA6092 4.50% 204916		4,689	5,001
	Government National Mortgage Assn. Pool #MA5877 4.50% 204916		2,770	2,962
American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. Pool #MA7419 3.00% 205116	$ 38,218	$ 40,144
mortgage-backed	Uniform Mortgage-Backed Security 1.50% 203616,17	19,795	19,972
obligations	Uniform Mortgage-Backed Security 2.00% 203616,17	52,169	53,812
(continued)	Uniform Mortgage-Backed Security 2.50% 203616,17	638	665
	Uniform Mortgage-Backed Security 3.00% 203616,17	8,784	9,230
	Uniform Mortgage-Backed Security 2.00% 205116,17	88,984	89,495
	Uniform Mortgage-Backed Security 2.50% 205116,17	213,092	219,526
	Uniform Mortgage-Backed Security 2.50% 205116,17	5,863	6,053
	Uniform Mortgage-Backed Security 3.00% 205116,17	94,201	98,048
	Uniform Mortgage-Backed Security 3.00% 205116,17	44,573	46,435
	Uniform Mortgage-Backed Security 3.50% 205116,17	141,729	149,283
	Uniform Mortgage-Backed Security 3.50% 205116,17	8,114	8,542
	Uniform Mortgage-Backed Security 4.00% 205116,17	112,136	119,512
	Uniform Mortgage-Backed Security 4.50% 205116,17	41,792	44,966
			1,658,560

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 206316	2,909	3,013
mortgage-backed	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A,
securities	0.923% 20367,14,16	2,000	2,004
0.22%	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 205116	1,000	1,105
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 205316	2,960	3,039
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 20387,14,16	7,538	7,552
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 20387,14,16	1,361	1,365
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 20387,14,16	1,229	1,233
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 204816	904	936
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 205016	4,735	5,205
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 204816	1,201	1,270
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 1.155% 20387,14,16	1,574	1,579
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 1.455% 20387,14,16	1,437	1,443
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 1.775% 20387,14,16	1,501	1,509
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20407,16	5,201	5,320
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 205316	5,602	5,794
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A,
	2.287% 20427,16	1,431	1,470
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 20397,16	13,772	14,110
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 0.951% 20267,14,16	3,950	3,960
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB,
	3.557% 204716	879	927
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB,
	3.04% 204816	927	967
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 20417,16	7,020	7,333
			71,134

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20487,14,16	2,024	2,039
mortgage-backed	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20487,14,16	1,219	1,220
obligations (privately	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
originated)	(1-month USD-LIBOR + 1.60%) 1.692% 20297,14,16	3,810	3,823
0.18%	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20687,14,16	1,874	1,958
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20377,16	4,191	4,332
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20607,14,16	2,946	2,991
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203416	183	193
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20697,16	9,761	10,612

126American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
mortgage-backed	2.00% 20697,16	$ 3,466	$3,791
obligations (privately	JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20507,14,16	733	749
originated)	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20507,14,16	700	714
(continued)	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20597,14,16	4,805	4,828
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20597,14,16	1,322	1,331
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20597,14,16	656	658
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 203416	417	432
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20527,14,16	3,001	3,006
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.077% 20237,14,16	2,862	2,867
	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.70%) 1.786% 20227,14,16	7,829	7,834
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20497,14,16	1,485	1,508
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20637,14,16	754	752
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20487,14,16	1,015	1,031
	Station Place Securitization Trust, Series 2021-WL2, Class A,
	(1-month USD-LIBOR + 0.70%) 0.792% 20547,14,16	1,300	1,301
	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 20467,16	845	834
			58,804

	Total mortgage-backed obligations		1,788,498
Asset-backed obligations 0.96%

	Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20247,16	1,920	1,994
	Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20247,16	1,114	1,184
	Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 20257,16	3,100	3,352
	Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 20277,16	13,378	13,390
	Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20277,16	539	556
	Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20277,16	138	146
	Allegro CLO, Ltd., Series 2016-1A, Class AR2,
	(3-month USD-LIBOR + 0.95%) 1.12% 20307,14,16	2,875	2,875
	Allegro CLO, Ltd., Series 2017-1A, Class AR,
	(3-month USD-LIBOR + 0.95%) 1.134% 20307,14,16	1,639	1,639
	ARES CLO, Ltd., Series 2017-42A, Class AR,
	(3-month USD-LIBOR + 0.92%) 1.114% 20287,14,16	3,510	3,510
	Ballyrock, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 1.155% 20307,14,16	3,660	3,660
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 20337,16	981	982
	CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 202316	409	410
	Cent CLO LP, Series 2014-21A, Class AR,
	(3-month USD-LIBOR + 0.97%) 1.151% 20307,14,16	5,185	5,185
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20607,16	5,454	5,548
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20607,16	1,858	1,889
	CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20607,16	945	962
	CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20607,16	177	179
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20617,16	6,402	6,452
	CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 20617,16	822	830
	CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 20457,16	1,778	1,790
	CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 20457,16	1,435	1,450
	CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 20457,16	6,427	6,491
	CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 20457,16	914	933
	CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 20467,16	1,912	1,900
	Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20227,14,16	395	397
	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20297,16	2,964	3,016
	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 202416	307	308
	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202516	820	836
	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 202616	2,262	2,304
	Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20237,16	94	94
American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20257,16	$ 110	$ 111
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO,
(3-month USD-LIBOR + 0.98%) 1.17% 20287,14,16	5,478	5,478
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 20457,16	485	487
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20377,16	13,444	13,437
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20287,16	4,330	4,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20307,16	4,825	5,124
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20307,16	6,000	6,448
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20317,16	8,861	9,207
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20317,16	9,605	10,372
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20457,16	868	884
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 20457,16	349	349
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20397,16	2,987	3,144
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 20407,16	12,617	12,789
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20407,16	15,817	15,988
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 20407,16	654	666
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 20417,16	4,811	4,796
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 20257,16	8,452	8,485
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 20257,16	634	637
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 20257,16	405	407
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 20277,16	9,163	9,194
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 20277,16	685	689
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 20277,16	429	432
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A,
3.29% 20237,16	241	242
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A,
3.29% 20247,16	311	313
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A,
4.03% 20247,16	118	118
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A,
2.67% 20257,16	292	294
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 202316	1,957	1,982
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3,
(3-month USD-LIBOR + 1.00%) 1.184% 20297,14,16	4,048	4,048
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 1.186% 20307,14,16	5,545	5,545
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 1.334% 20297,14,16	4,230	4,230
Mercury Financial, Series 2021-1A, Class A, 1.54% 20267,16	4,700	4,717
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20697,16	7,858	7,882
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20627,16	9,048	9,060
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 20627,16	14,949	15,002
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 1.146% 20307,14,16	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 1.147% 20287,14,16	2,682	2,685
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.055% 20297,14,16	769	769
Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
(3-month USD-LIBOR + 0.94%) 1.181% 20307,14,16	4,634	4,634
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 202416	436	438
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 202416	345	352
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 202516	1,000	1,050
SMB Private Education Loan Trust, Series 2021-A, Class A2A2,
(1-month USD-LIBOR + 0.73%) 0.823% 20537,14,16	7,547	7,617
Sound Point CLO, Ltd., Series 2017-2A, Class AR,
(3-month USD-LIBOR + 0.98%) 1.156% 20307,14,16	3,233	3,233
Sound Point CLO, Ltd., Series 2017-3A, Class A1R,
(3-month USD-LIBOR + 0.98%) 1.182% 20307,14,16	5,530	5,533
Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
(3-month USD-LIBOR + 1.08%) 1.264% 20307,14,16	2,985	2,985

128American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 20457,16	$ 2,195	$ 2,217
	TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 20457,16	246	251
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 20457,16	950	959
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 20467,16	1,054	1,045
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 20467,16	5,066	5,144
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20317,16	3,250	3,429
	Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20337,16	889	905
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 20347,14,16	7,257	7,269
	Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 20457,16	11,976	12,071
	Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 20467,16	3,221	3,210
	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20247,16	716	719
	Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20247,16	1,390	1,410
			310,904
Bonds & notes of governments & government agencies outside the U.S. 0.18%

	Asian Development Bank 1.00% 2026	5,130	5,148
	CPPIB Capital, Inc. 2.25% 20227	4,286	4,336
	CPPIB Capital, Inc. 2.75% 20277	6,600	7,188
	KfW 2.125% 2022	375	380
	Manitoba (Province of) 3.05% 2024	2,600	2,780
	Morocco (Kingdom of) 3.00% 20327	3,000	2,905
	Morocco (Kingdom of) 4.00% 20507	3,000	2,790
	Peru (Republic of) 1.862% 2032	2,525	2,349
	Peru (Republic of) 2.78% 2060	3,775	3,377
	Qatar (State of) 3.375% 20247	2,315	2,486
	Qatar (State of) 4.00% 20297	745	859
	Qatar (State of) 4.817% 20497	750	968
	Quebec (Province of) 2.375% 2022	5,057	5,120
	Quebec (Province of) 2.75% 2027	9,000	9,768
	Saudi Arabia (Kingdom of) 3.25% 20307	1,750	1,888
	Saudi Arabia (Kingdom of) 5.25% 20507	1,000	1,312
	United Mexican States 2.659% 2031	2,703	2,647
	United Mexican States 3.771% 2061	1,528	1,425

			57,726
Federal agency bonds & notes 0.11%

	Fannie Mae 1.875% 2026	13,000	13,634
	Fannie Mae 0.875% 20309	23,958	22,723
			36,357
Municipals 0.09%

Connecticut	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1,
0.00%	4.00% 2044	25	26
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1,
	4.00% 2044	20	21

			47

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,425
0.03%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,474

			10,899

Illinois	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured,
0.02%	5.10% 2033	4,125	4,894

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals (continued)

Maryland	Community Dev. Administration, Dept. of Housing and Community Dev.,
0.00%	Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	$30	$30

Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	55	58
0.00%

Nebraska	Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
0.00%

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.02%	Series 2021-C, 1.187% 2026	2,865	2,870
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
	Series 2021-C, 1.748% 2028	4,745	4,773

			7,643

Ohio	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
0.02%	(VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,200	5,458

South Carolina	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21
0.00%

South Dakota	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5
0.00%

Tennessee	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A,
0.00%	AMT, 4.00% 2043	10	10

	Total municipals		29,080

	Total bonds, notes & other debt instruments (cost: $6,574,324,000)		6,801,368
Short-term securities 7.54%		Shares

Money market investments 7.47%

	Capital Group Central Cash Fund 0.04%6,18	24,159,533	2,415,954

130American Funds Insurance Series

Asset Allocation Fund (continued)

Short-term securities (continued)									Value
							Shares		(000)

Money market investments purchased with collateral from securities on loan 0.07%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%18,19						12,924,647		$12,924
	Capital Group Central Cash Fund 0.04%6,18,19						104,483		10,448
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 0.03%18,19						68,626		69
									23,441

	Total short-term securities (cost: $2,439,255,000)								2,439,395

	Total investment securities 103.98% (cost: $23,413,273,000)							33,634,369
	Other assets less liabilities (3.98)%							(1,288,428)

	Net assets 100.00%							$32,345,941
Futures contracts

								Unrealized
								(depreciation)
						Notional	Value at	appreciation
			Number of			amount20	6/30/202121	at 6/30/2021
Contracts		Type	contracts		Expiration	(000)	(000)		(000)

2 Year U.S. Treasury Note Futures		Long	1,129		October 2021	$ 225,800	$ 248,741		$(435)
5 Year U.S. Treasury Note Futures		Short	4,213		October 2021	(421,300)	(520,009)		901
10 Year U.S. Treasury Note Futures		Short	990		September 2021	(99,000)	(131,175)		(415)
10 Year Ultra U.S. Treasury Note Futures		Short	1,742		September 2021	(174,200)	(256,428)		(3,097)
20 Year U.S. Treasury Bond Futures		Short	235		September 2021	(23,500)	(37,776)		(300)
30 Year Ultra U.S. Treasury Bond Futures		Short	207		September 2021	(20,700)	(39,886)		(517)

									$(3,863)
Swap contracts

Interest rate swaps							Upfront	Unrealized

					Value at		premium	appreciation
		Expiration	Notional		6/30/2021		paid	at 6/30/2021
Receive	Pay	date	(000)		(000)		(000)		(000)

U.S. EFFR	0.0795%	7/13/2025	$39,521		$862		$—		$862
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection							Upfront	Unrealized

						Value at	premium	depreciation
	Pay/	Expiration	Notional			6/30/2021	received	at 6/30/2021
Receive	Payment frequency		date	(000)		(000)	(000)		(000)

CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$102,000			$(2,590)	$(2,208)		$(382)
Investments in affiliates6
			Value of			Net	Net
							unrealized	Value of
			affiliates at			realized	(depreciation)	affiliates at	Dividend
			1/1/2021	Additions	Reductions	gain (loss)	appreciation	6/30/2021	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.55%
Health care 0.03%
NuCana PLC (ADR)1			$ 13,367	$—	$—	$—	$ (5,120)	$8,247	$—
American Funds Insurance Series	131

Asset Allocation Fund (continued)

Investments in affiliates6 (continued)

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	(depreciation)	affiliates at	Dividend
	1/1/2021	Additions	Reductions	gain (loss)	appreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Consumer discretionary 0.52%
Kontoor Brands, Inc.	$150,072	$—	$36,658	$14,043	$41,773	$169,230	$2,800

Total common stocks						177,477
Investment funds 5.20%

Capital Group Central Corporate Bond Fund	—	1,677,901	—	—	3,297	1,681,198	259
Short-term securities 7.50%
Money market investments 7.47%
Capital Group Central Cash Fund 0.04%18	2,273,691	2,311,312	2,168,827	(9)	(213)	2,415,954	992
Money market investments purchased with collateral from
securities on loan 0.03%
Capital Group Central Cash Fund 0.04%18,19	—	10,44822				10,448	—23
Total short-term securities						2,426,402

Total 13.25%				$14,034	$39,737	$4,285,077	$4,051

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $25,453,000, which represented .08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,116,000, which represented

.13% of the net assets of the fund.

4Value determined using significant unobservable inputs.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

6Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

7Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,281,012,000, which represented 3.96% of the net assets of the fund.

8Amount less than one thousand.

9All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,221,000, which represented .04% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Step bond; coupon rate may change at a later date.

12Scheduled interest and/or principal payment was not received.

13Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

14Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

15Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,993,000, which represented .05% of the net assets of the fund.

16Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

17Purchased on a TBA basis.

18Rate represents the seven-day yield at 6/30/2021.

19Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

20Notional amount is calculated based on the number of contracts and notional contract size.

21Value is calculated based on the notional amount and current market price.

22Represents net activity. Refer to Note 5 for more information on securities lending.

23Dividend income is included with securities lending income in the fund's statement of operations and is not shown in this table.

	Acquisition	Cost	Value	Percent
				of net
Private placement securities	date	(000)	(000)	assets

Rotech Healthcare, Inc.	9/26/2013	$ 6,949	$ 19,795.06%
Extraction Oil & Gas, Inc.	1/20/2021	555	1,184.00

Total private placement securities		$7,504	$20,979.06%

132American Funds Insurance Series

Asset Allocation Fund (continued)

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	133

Global Balanced Fund

Investment portfolio June 30, 2021			unaudited
Common stocks 61.22%			Value
		Shares	(000)

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	658,000	$14,052
technology	Microsoft Corp.	43,721	11,844
13.80%	Broadcom, Inc.	17,809	8,492
	ASML Holding NV	10,504	7,217
	PagSeguro Digital, Ltd., Class A1	84,179	4,707
	Tokyo Electron, Ltd.	10,500	4,544
	Amadeus IT Group SA, Class A, non-registered shares1	33,031	2,323
	Edenred SA	33,076	1,885
	Visa, Inc., Class A	7,691	1,798
	Keyence Corp.	3,400	1,716
	Mastercard, Inc., Class A	4,466	1,631
	Amphenol Corp., Class A	23,612	1,615
	Murata Manufacturing Co., Ltd.	15,800	1,206

			63,030

Health care	AstraZeneca PLC	49,835	5,986
8.89%	UnitedHealth Group, Inc.	13,787	5,521
	Pfizer, Inc.	116,586	4,565
	Danaher Corp.	12,903	3,463
	Humana Inc.	7,588	3,359
	Thermo Fisher Scientific, Inc.	5,194	2,620
	Mettler-Toledo International, Inc.1	1,781	2,467
	Coloplast A/S, Class B	14,862	2,439
	Merck & Co., Inc.	28,792	2,239
	Carl Zeiss Meditec AG, non-registered shares	8,497	1,642
	Fisher & Paykel Healthcare Corp., Ltd.	74,190	1,614
	Gilead Sciences, Inc.	21,202	1,460
	Cigna Corp.	5,904	1,400
	Novartis AG	11,212	1,022
	Bayer AG	12,374	751
	Organon & Co.1	1,695	51
			40,599

Financials	JPMorgan Chase & Co.	50,515	7,857
7.86%	Berkshire Hathaway, Inc., Class A1	14	5,861
	Berkshire Hathaway, Inc., Class B1	216	60
	Brookfield Asset Management, Inc., Class A (CAD denominated)	58,884	3,004
	Aon PLC, Class A	10,249	2,447
	Zurich Insurance Group AG	6,002	2,408
	BlackRock, Inc.	2,556	2,236
	AIA Group, Ltd.	178,000	2,212
	Hong Kong Exchanges and Clearing, Ltd.	36,800	2,194
	S&P Global, Inc.	4,998	2,052
	Deutsche Boerse AG	9,146	1,596
	FinecoBank SpA1	75,768	1,321
	B3 SA-Brasil, Bolsa, Balcao	389,658	1,318
	Legal & General Group PLC	362,095	1,290
	Brookfield Asset Management Reinsurance Partners, Ltd.,
	Class A (CAD denominated)1	405	21
			35,877

Consumer	Home Depot, Inc.	30,381	9,688
discretionary	LVMH Mo÷t Hennessy-Louis Vuitton SE	6,242	4,895
7.30%	Domino's Pizza, Inc.	8,432	3,933
	Amazon.com, Inc.1	772	2,656
	Ocado Group PLC1	78,363	2,171
	Darden Restaurants, Inc.	14,828	2,165
	Restaurant Brands International, Inc. (CAD denominated)	29,571	1,905
	General Motors Company1	29,566	1,749

134American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Booking Holdings, Inc.1	704	$ 1,540
discretionary	Industria de Dise÷o Textil, SA	32,265	1,137
(continued)	Stellantis NV	48,207	946
	Wynn Resorts, Ltd.1	4,407	539
			33,324

Consumer staples	Nestlé SA	72,154	8,985
6.71%	Philip Morris International, Inc.	60,296	5,976
	Altria Group, Inc.	71,119	3,391
	Kweichow Moutai Co., Ltd., Class A	10,500	3,342
	British American Tobacco PLC	76,169	2,950
	British American Tobacco PLC (ADR)	3,765	148
	Keurig Dr Pepper, Inc.	84,587	2,981
	Coca-Cola Europacific Partners PLC	17,523	1,039
	Budweiser Brewing Co. APAC, Ltd.	308,000	972
	Procter & Gamble Company	6,527	881

			30,665

Industrials	SITC International Holdings Co., Ltd.	937,000	3,916
5.20%	Airbus SE, non-registered shares1	22,178	2,852
	Spirax-Sarco Engineering PLC	10,948	2,062
	Lockheed Martin Corp.	5,420	2,051
	SMC Corp.	3,100	1,832
	Nidec Corp.	15,200	1,761
	Watsco, Inc.	5,594	1,603
	MTU Aero Engines AG	6,193	1,534
	CSX Corp.	41,109	1,319
	BAE Systems PLC	170,770	1,233
	United Parcel Service, Inc., Class B	5,422	1,127
	Honeywell International, Inc.	4,767	1,046
	Union Pacific Corp.	4,256	936
	Boeing Company1	2,057	493
			23,765

Materials	Croda International PLC	26,816	2,733
2.99%	Vale SA, ordinary nominative shares	118,297	2,694
	Givaudan SA	560	2,604
	Akzo Nobel NV	12,477	1,542
	LyondellBasell Industries NV	14,783	1,521
	Koninklijke DSM NV	7,351	1,372
	Rio Tinto PLC	14,634	1,204

			13,670

Communication	Alphabet, Inc., Class C1	1,456	3,649
services	SoftBank Corp.	253,100	3,312
2.76%	Verizon Communications, Inc.	49,974	2,800
	Nintendo Co., Ltd.	3,800	2,210
	América M÷vil, SAB de CV, Series L (ADR)	41,843	628

			12,599

American Funds Insurance Series	135

Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Crown Castle International Corp. REIT	15,806	$ 3,084
2.51%	Equinix, Inc. REIT	2,956	2,373
	American Tower Corp. REIT	6,662	1,800
	Longfor Group Holdings, Ltd.	318,500	1,784
	Gaming and Leisure Properties, Inc. REIT	36,680	1,699
	Shimao Group Holdings, Ltd.	290,000	711

			11,451

Energy	TC Energy Corp. (CAD denominated)	57,287	2,835
2.29%	BP PLC	545,052	2,375
	Baker Hughes Co., Class A	73,987	1,692
	Chevron Corp.	13,291	1,392
	Pioneer Natural Resources Company	7,328	1,191
	Petr÷leo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	78,873	964

			10,449

Utilities	Enel SpA	362,163	3,363
0.91%	Brookfield Infrastructure Partners LP	14,608	811

			4,174

	Total common stocks (cost: $174,263,000)		279,603
Preferred securities 0.37%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	25,715	1,683
technology
	Total preferred securities (cost: $1,314,000)		1,683
0.37%

Convertible stocks 0.36%

Utilities	AES Corp., convertible preferred units, 6.875% 2024	15,300	1,646
0.36%
	Total convertible stocks (cost: $1,530,000)		1,646

Bonds, notes & other debt instruments 30.10%		Principal amount

		(000)

Bonds & notes of governments & government agencies outside the U.S. 14.04%

	Abu Dhabi (Emirate of) 2.50% 20222	$200	206
	Abu Dhabi (Emirate of) 0.75% 20232	275	277
	Agricultural Development Bank of China 3.75% 2029	CNY550	86
	Agricultural Development Bank of China 2.96% 2030	4,350	645
	Australia (Commonwealth of), Series 152, 2.75% 2028	A$885	738
	Australia (Commonwealth of), Series 163, 1.00% 2031	660	470
	Australia (Commonwealth of), Series 162, 1.75% 2051	400	265
	Brazil (Federative Republic of) 0% 2021	BRL3,000	603
	Brazil (Federative Republic of) 6.00% 20243	3,000	651
	Canada 2.25% 2025	C$1,400	1,193
	Canada 0.25% 2026	570	445
	Canada 2.25% 2029	1,265	1,098
	China (People's Republic of), Series 1916, 3.12% 2026	CNY8,650	1,349
	China (People's Republic of), Series INBK, 2.85% 2027	7,000	1,072
	China (People's Republic of), Series IMBK, 3.28% 2027	400	63
	China (People's Republic of), Series 1906, 3.29% 2029	5,500	863
	China (People's Republic of), Series 1910, 3.86% 2049	4,610	736
	China (People's Republic of), Series INBK, 3.39% 2050	300	44
	China (People's Republic of), Series INBK, 3.81% 2050	7,480	1,188
	China Development Bank Corp., Series 2008, 2.89% 2025	3,240	496

136American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

China Development Bank Corp., Series 2004, 3.43% 2027	CNY1,060	$ 165
China Development Bank Corp., Series 1805, 4.04% 2028	8,230	1,319
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	343
China Development Bank Corp., Series 1905, 3.48% 2029	11,080	1,713
Colombia (Republic of) 5.75% 2027	COP1,978,800	505
Czech Republic 0% 2024	CZK1,000	44
Czech Republic 1.25% 2025	13,000	599
French Republic O.A.T. 0% 2030	€1,320	1,561
French Republic O.A.T. 3.25% 2045	160	296
Germany (Federal Republic of) 0% 2025	822	1,001
Germany (Federal Republic of) 0.25% 2029	600	748
Germany (Federal Republic of) 0% 2030	642	782
Germany (Federal Republic of) 0% 2036	1,300	1,529
Germany (Federal Republic of) 0% 2050	655	714
Greece (Hellenic Republic of) 3.375% 2025	300	401
Greece (Hellenic Republic of) 3.75% 2028	280	406
Greece (Hellenic Republic of) 3.875% 2029	270	400
India (Republic of) 5.15% 2025	INR28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	331
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	71
Indonesia (Republic of), Series 87, 6.50% 2031	2,010,000	138
Indonesia (Republic of), Series 74, 7.50% 2032	597,000	44
Indonesia (Republic of), Series 65, 6.625% 2033	1,493,000	103
Israel (State of) 2.875% 2024	€200	257
Israel (State of) 1.50% 2027	100	128
Italy (Republic of) 0.10% 20233	788	958
Italy (Republic of) 0.95% 2027	246	303
Italy (Republic of) 0.25% 2028	820	963
Italy (Republic of) 1.35% 2030	660	829
Japan, Series 134, 0.10% 2022	¥16,000	144
Japan, Series 17, 0.10% 20233	10,480	95
Japan, Series 19, 0.10% 20243	30,420	278
Japan, Series 18, 0.10% 20243	20,840	190
Japan, Series 145, 0.10% 2025	98,050	891
Japan, Series 21, 0.10% 20263	40,583	373
Japan, Series 346, 0.10% 2027	173,250	1,577
Japan, Series 22, 0.10% 20273	25,438	234
Japan, Series 23, 0.10% 20283	66,456	614
Japan, Series 24, 0.10% 20293	213,816	1,980
Japan, Series 360, 0.10% 2030	368,900	3,343
Japan, Series 152, 1.20% 2035	303,400	3,094
Japan, Series 42, 1.70% 2044	94,100	1,061
Japan, Series 37, 0.60% 2050	26,950	238
Japan, Series 70, 0.70% 2051	13,050	118
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	351
Malaysia (Federation of), Series 0417, 3.899% 2027	1,300	330
Malaysia (Federation of), Series 0318, 4.642% 2033	400	105
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	732
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	374
Malaysia (Federation of), Series 0216, 4.736% 2046	409	104
Morocco (Kingdom of) 3.50% 2024	€100	130
Morocco (Kingdom of) 1.375% 2026	130	157
Morocco (Kingdom of) 1.50% 2031	125	139
Morocco (Kingdom of) 1.50% 2031	100	112
National Highways Authority of India 7.17% 2021	INR30,000	410
Netherlands (Kingdom of the) 5.50% 2028	€100	165
Norway (Kingdom of) 1.75% 2025	NKr4,500	537
Nova Scotia (Province of) 3.15% 2051	C$170	151
Peru (Republic of) 2.392% 2026	$90	93
Philippines (Republic of) 0.001% 2024	¥100,000	894
Philippines (Republic of) 0.25% 2025	€100	119
American Funds Insurance Series	137

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Philippines (Republic of) 1.648% 2031	$200	$ 193
	Poland (Republic of), Series 1029, 2.75% 2029	PLN410	118
	Qatar (State of) 3.40% 20252	$200	218
	Romania 3.624% 2030	€692	950
	Romania 3.624% 2030	225	309
	Romania 2.00% 2032	100	120
	Romania 2.00% 2033	540	637
	Romania 3.50% 2034	65	88
	Romania 3.875% 2035	170	237
	Romania 3.375% 2038	80	104
	Romania 4.625% 2049	39	59
	Romania 3.375% 2050	73	93
	Russian Federation 7.00% 2023	RUB16,600	228
	Russian Federation 2.875% 2025	€200	260
	Russian Federation 2.875% 2025	100	130
	Russian Federation 4.25% 2027	$200	224
	Russian Federation 6.90% 2029	RUB25,250	344
	Russian Federation 7.65% 2030	38,320	546
	Russian Federation 5.90% 2031	5,620	71
	Russian Federation 8.50% 2031	5,530	83
	Russian Federation 7.70% 2033	23,030	330
	Russian Federation 7.25% 2034	8,140	113
	Saudi Arabia (Kingdom of) 2.894% 20222	$200	204
	Serbia (Republic of) 3.125% 2027	€640	846
	Serbia (Republic of) 3.125% 2027	125	165
	South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	503
	Spain (Kingdom of) 1.25% 2030	€480	616
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	246
	Tunisia (Republic of) 6.75% 2023	€150	173
	Ukraine 6.75% 2026	150	194
	Ukraine 6.876% 20292	$250	260
	United Kingdom 1.75% 2022	£280	395
	United Kingdom 2.75% 2024	50	75
	United Kingdom 0.375% 2030	730	976
	United Kingdom 4.75% 2030	460	870
	United Kingdom 4.25% 2032	280	525
	United Kingdom 4.50% 2034	225	447
	United Kingdom 0.625% 2035	675	879
	United Kingdom 3.25% 2044	250	484
	United Kingdom 0.625% 2050	95	112
	United Kingdom 1.25% 2051	114	158
	United Mexican States, Series M, 7.50% 2027	MXN20,240	1,059
	United Mexican States, Series M20, 8.50% 2029	11,500	635
	United Mexican States, Series M, 8.00% 2047	4,000	212

			64,131
U.S. Treasury bonds & notes 10.53%

U.S. Treasury	U.S. Treasury 0.125% 2022	$7,085	7,082
10.46%	U.S. Treasury 1.875% 2022	700	707
	U.S. Treasury 0.125% 2023	790	790
	U.S. Treasury 0.375% 2025	10,167	9,984
	U.S. Treasury 0.75% 2026	2,075	2,066
	U.S. Treasury 0.875% 2026	454	454
	U.S. Treasury 2.25% 2027	300	321
	U.S. Treasury 2.875% 2028	1,275	1,416
	U.S. Treasury 2.875% 2028	700	779
	U.S. Treasury 0.625% 2030	2,640	2,467
	U.S. Treasury 0.625% 2030	650	606
	U.S. Treasury 0.875% 20304	12,375	11,766
	U.S. Treasury 1.625% 2031	375	381

138American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.875% 2041	$1,345	$1,316
(continued)	U.S. Treasury 2.25% 2041	525	546
	U.S. Treasury 2.875% 2046	400	463
	U.S. Treasury 1.25% 2050	140	114
	U.S. Treasury 1.375% 20504	6,514	5,479
	U.S. Treasury 2.375% 2051	990	1,056

			47,793

U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 20493	223	299
inflation-protected
	Total U.S. Treasury bonds & notes		48,092
securities

0.07%
Corporate bonds, notes & loans 4.67%

Financials	ACE INA Holdings, Inc. 2.875% 2022	10	10
1.42%	ACE INA Holdings, Inc. 3.35% 2026	10	11
	ACE INA Holdings, Inc. 4.35% 2045	20	25
	Allianz SE 4.75% perpetual bonds
	(3-month EUR-EURIBOR + 3.60% on 10/24/2023)5	€100	131
	Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)5	$200	201
	Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)5	500	501
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)5	160	161
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)5	236	257
	Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)5	20	21
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)5	103	103
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)5	175	187
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)5	310	309
	Commonwealth Bank of Australia 2.688% 20312	225	225
	Goldman Sachs Group, Inc. 2.905% 2023
	(3-month USD-LIBOR + 0.99% on 7/24/2022)5	130	133
	Goldman Sachs Group, Inc. 3.50% 2025	207	225
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)5	130	133
	Goldman Sachs Group, Inc. 1.00% 20332	€210	250
	Goldman Sachs Group, Inc. 4.017% 2038
	(3-month USD-LIBOR + 1.373% on 10/31/2037)5	$78	92
	Groupe BPCE SA 0.64% 2022	¥100,000	902
	Groupe BPCE SA 5.70% 20232	$200	222
	Groupe BPCE SA 1.00% 2025	€100	123
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)5	$200	223
	JPMorgan Chase & Co. 3.25% 2022	28	29
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)5	186	187
	JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)5	160	190
	Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)5	200	197
	Morgan Stanley 3.125% 2026	110	119
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)5	126	127
	Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)5	72	75
	New York Life Insurance Company 3.75% 20502	23	26
	PNC Financial Services Group, Inc. 2.854% 20225	100	104
	Rabobank Nederland 3.875% 2023	€100	128
	Royal Bank of Canada 1.20% 2026	$175	175
	Skandinaviska Enskilda Banken AB 2.80% 2022	250	254
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)5	400	415
			6,471

Utilities	Berkshire Hathaway Energy Company 3.70% 2030	25	28
0.87%	Berkshire Hathaway Energy Company 1.65% 2031	175	168
	CMS Energy Corp. 3.00% 2026	150	161
	Duke Energy Carolinas, LLC 3.05% 2023	280	292
American Funds Insurance Series	139

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Duke Energy Progress, LLC 3.70% 2028	$75	$ 85
(continued)	Edison International 4.125% 2028	160	170
	Enel Finance International SA 2.75% 20232	200	208
	Enel Finance International SA 3.50% 20282	200	219
	Enersis Américas SA 4.00% 2026	35	38
	Exelon Corp. 3.40% 2026	150	163
	Exelon Corp., junior subordinated, 3.497% 20225	25	26
	FirstEnergy Corp. 3.50% 20282	35	38
	Interstate Power and Light Co. 2.30% 2030	50	51
	NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	248
	NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	482
	Niagara Mohawk Power Corp. 3.508% 20242	85	92
	Pacific Gas and Electric Co. 2.95% 2026	25	26
	Pacific Gas and Electric Co. 2.10% 2027	100	97
	Pacific Gas and Electric Co. 3.00% 2028	140	141
	Pacific Gas and Electric Co. 4.65% 2028	114	126
	Pacific Gas and Electric Co. 4.55% 2030	31	33
	Pacific Gas and Electric Co. 2.50% 2031	600	563
	Pacific Gas and Electric Co. 3.25% 2031	50	49
	Pacific Gas and Electric Co. 3.50% 2050	137	122
	State Grid Overseas Investment, Ltd. 1.25% 2022	€100	120
	Xcel Energy, Inc. 3.35% 2026	$216	235

			3,981

Communication	AT&T, Inc. 2.75% 2031	375	390
services	AT&T, Inc. 2.55% 20332	64	64
0.51%	Deutsche Telekom International Finance BV 9.25% 2032	45	73
	France Télécom 9.00% 20315	65	102
	KT Corp. 0.22% 2022	¥100,000	899
	T-Mobile US, Inc. 2.05% 2028	$200	204
	Verizon Communications, Inc. 0.375% 2029	€140	165
	Verizon Communications, Inc. 2.55% 2031	$325	332
	Verizon Communications, Inc. 0.75% 2032	€100	117

			2,346

Energy	Canadian Natural Resources, Ltd. 2.95% 2030	$161	167
0.50%	Enbridge, Inc. 4.25% 2026	70	79
	Enbridge, Inc. 3.70% 2027	45	50
	Enbridge, Inc. 3.40% 2051	39	39
	Energy Transfer Operating LP 5.00% 2050	315	365
	Halliburton Company 3.80% 2025	3	3
	MPLX LP 2.65% 2030	75	76
	MPLX LP 5.50% 2049	215	279
	ONEOK, Inc. 4.45% 2049	255	282
	Petr÷leos Mexicanos 7.19% 2024	MXN3,363	160
	Petr÷leos Mexicanos 7.47% 2026	5,330	240
	Qatar Petroleum 3.125% 20412	$270	269
	SA Global Sukuk, Ltd. 2.694% 20312	200	203
	Statoil ASA 3.70% 2024	50	54

			2,266

Consumer	Amazon.com, Inc. 2.80% 2024	45	48
discretionary	Amazon.com, Inc. 1.20% 2027	50	50
0.35%	Amazon.com, Inc. 2.50% 2050	305	289
	Bayerische Motoren Werke AG 3.90% 20252	70	77
	Bayerische Motoren Werke AG 4.15% 20302	70	82
	DaimlerChrysler North America Holding Corp. 2.00% 20212	200	200

140American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	General Motors Financial Co. 2.40% 2028	$150	$152
discretionary	Hyundai Capital America 3.25% 20222	65	67
(continued)	Hyundai Capital America 1.50% 20262	250	248
	Hyundai Capital America 2.375% 20272	109	112
	Hyundai Capital Services, Inc. 3.75% 20232	250	263
	Toyota Motor Credit Corp. 3.375% 2030	33	37

			1,625

Health care	Aetna, Inc. 2.80% 2023	10	11
0.29%	Amgen, Inc. 1.90% 2025	40	42
	Amgen, Inc. 2.20% 2027	30	31
	AstraZeneca Finance LLC 2.25% 2031	9	9
	AstraZeneca PLC 3.50% 2023	150	159
	AstraZeneca PLC 3.00% 2051	36	37
	Becton, Dickinson and Company 2.894% 2022	47	48
	Becton, Dickinson and Company 3.734% 2024	35	38
	Becton, Dickinson and Company 3.70% 2027	43	48
	Becton, Dickinson and Company 2.823% 2030	28	29
	Cigna Corp. 4.125% 2025	80	90
	EMD Finance LLC 3.25% 20252	250	269
	Medtronic, Inc. 3.50% 2025	31	34
	Stryker Corp. 0.75% 2029	€210	255
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	131
	Thermo Fisher Scientific, Inc. 4.133% 2025	$ 84	93

			1,324

Consumer staples	Altria Group, Inc. 1.00% 2023	€110	132
0.29%	Altria Group, Inc. 2.20% 2027	270	346
	Anheuser-Busch InBev NV 4.00% 2028	$100	114
	Anheuser-Busch InBev NV 4.75% 2029	220	262
	British American Tobacco PLC 3.215% 2026	62	66
	British American Tobacco PLC 3.557% 2027	105	113
	British American Tobacco PLC 3.462% 2029	75	79
	Keurig Dr Pepper, Inc. 4.597% 2028	175	206

			1,318

Real estate	American Campus Communities, Inc. 3.75% 2023	100	105
0.19%	American Campus Communities, Inc. 4.125% 2024	90	98
	American Tower Corp. 0.875% 2029	€250	299
	Equinix, Inc. 2.15% 2030	$197	196
	Essex Portfolio LP 3.50% 2025	120	130
	Essex Portfolio LP 3.375% 2026	40	43

			871

Information	Broadcom, Inc. 3.15% 2025	17	18
technology	Broadcom, Inc. 4.15% 2030	70	79
0.13%	Broadcom, Inc. 3.419% 20332	53	56
	Microsoft Corp. 2.40% 2026	187	199
	Oracle Corp. 2.65% 2026	216	228

			580

American Funds Insurance Series	141

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Carrier Global Corp. 2.242% 2025		$36	$38
0.10%	Carrier Global Corp. 2.493% 2027		30	31
	CSX Corp. 3.80% 2050		6	7
	CSX Corp. 2.50% 2051		75	68
	Lima Metro Line 2 Finance, Ltd. 5.875% 20342		103	120
	United Technologies Corp. 4.125% 2028		170	196

				460

Materials	Vale Overseas, Ltd. 3.75% 2030		94	100
0.02%
	Total corporate bonds, notes & loans			21,342

Mortgage-backed obligations 0.80%

Other	Korea Housing Finance Corp. 2.00% 20212,6		250	251
mortgage-backed	Nordea Kredit 0.50% 20406		DKr1,768	270
securities	Nykredit Realkredit AS, Series 01E, 1.50% 20376		652	108
0.80%	Nykredit Realkredit AS, Series 01E, 0.50% 20406		7,868	1,207
	Nykredit Realkredit AS, Series 01E, 1.50% 20406		1,653	272
	Nykredit Realkredit AS, Series 01E, 0.50% 20436		8,574	1,304
	Nykredit Realkredit AS, Series 01E, 0.50% 20506		1,441	213
				3,625

Federal agency	Government National Mortgage Assn. Pool #MA5986 4.00% 20496		$12	13
mortgage-backed
	Total mortgage-backed obligations			3,638
obligations

0.00%
Municipals 0.04%

Ohio	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
0.02%	(Infrastructure Projects), Series 2020-A, 3.216% 2048		100	103

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.02%	Series 2020-B, 3.236% 2052		80	82

	Total municipals			185
Asset-backed obligations 0.02%

	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20592,6,7		87	87
	Total bonds, notes & other debt instruments (cost: $136,749,000)			137,475
Short-term securities 7.76%			Shares

Money market investments 6.48%

	Capital Group Central Cash Fund 0.04%8,9		295,778	29,578
		Weighted
		average yield	Principal amount
		at acquisition	(000)

U.S. Treasury bills 1.10%

	U.S. Treasury 4/21/2022	0.047%	$5,000	4,997

142American Funds Insurance Series

Global Balanced Fund (continued)

					Weighted
Short-term securities (continued)					average yield	Principal amount	Value
					at acquisition	(000)	(000)

Bills & notes of governments & government agencies outside the U.S. 0.18%

Egyptian Treasury 7/20/2021					11.721%	EGP1,700	$108
Egyptian Treasury 10/19/2021					11.994	1,700	104
Egyptian Treasury 10/26/2021					12.115	8,600	526
Egyptian Treasury 1/4/2022					12.011	1,700	101

							839

Total short-term securities (cost: $35,417,000)							35,414

Total investment securities 99.81% (cost: $349,273,000)							455,821
Other assets less liabilities 0.19%							863

Net assets 100.00%							$456,684
Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount10	6/30/202111	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	77	September 2022	$(19,250)	$(19,180)	$ 7
90 Day Euro Dollar Futures		Long	77	September 2023	19,250	19,057	(12)
5 Year U.S. Treasury Note Futures		Long	27	October 2021	2,700	3,333	—12
10 Year Italy Government Bond Futures		Short	3	September 2021	€(300)	(539)	3
10 Year Euro-Bund Futures		Short	8	September 2021	(800)	(1,637)	(7)
10 Year Ultra U.S. Treasury Note Futures		Short	10	September 2021	$(1,000)	(1,472)	(21)
20 Year U.S. Treasury Bond Futures		Long	2	September 2021	200	322	2

							$(28)
Forward currency contracts

							Unrealized
Contract amount							(depreciation)
							appreciation

Purchases	Sales				Settlement		at 6/30/2021
(000)	(000)		Counterparty		date		(000)

USD494	EUR420		Citibank		7/1/2021		$(4)
EUR420	USD505		Goldman Sachs		7/1/2021		(6)
USD112	TRY950		Bank of America		7/6/2021		3
TRY950	USD108		Bank of America		7/6/2021		—12
USD563	CZK11,700		HSBC Bank		7/12/2021		19
USD411	NZD570		HSBC Bank		7/12/2021		12
USD449	EUR370		Goldman Sachs		7/12/2021		10
USD272	AUD350		HSBC Bank		7/12/2021		9
USD603	MXN11,865		HSBC Bank		7/12/2021		9
USD574	ILS1,860		HSBC Bank		7/12/2021		3
GBP200	EUR232		Citibank		7/12/2021		2
USD338	JPY37,360		Bank of New York Mellon		7/12/2021		2
USD1,009	EUR850		Goldman Sachs		7/12/2021		1
USD334	JPY36,960		HSBC Bank		7/12/2021		1
CAD10	USD8		Morgan Stanley		7/12/2021		—12
USD56	CNH360		Standard Chartered Bank		7/12/2021		—12
EUR1,538	DKK11,440		Goldman Sachs		7/12/2021		—12
CZK11,700	EUR461		HSBC Bank		7/12/2021		(2)
CNH1,660	USD259		Citibank		7/12/2021		(3)
JPY101,100	USD920		Bank of America		7/12/2021		(10)
American Funds Insurance Series	143

Global Balanced Fund (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						(depreciation)
						appreciation

Purchases	Sales			Settlement		at 6/30/2021
(000)	(000)	Counterparty		date		(000)

JPY129,600	USD1,187	Goldman Sachs		7/12/2021		$ (20)
EUR3,076	USD3,755	Citibank		7/12/2021		(107)
USD11	RUB800	Citibank		7/14/2021		—12
USD823	KRW933,600	Citibank		7/15/2021		(3)
EUR449	NOK4,630	Morgan Stanley		7/15/2021		(5)
KRW933,600	USD838	Standard Chartered Bank		7/15/2021		(11)
USD424	EUR350	Goldman Sachs		7/16/2021		9
USD630	JPY69,100	Goldman Sachs		7/16/2021		8
USD560	JPY61,590	Bank of America		7/16/2021		5
USD179	EUR150	Bank of New York Mellon		7/16/2021		2
USD285	EUR240	Goldman Sachs		7/16/2021		—12
AUD340	USD263	Citibank		7/16/2021		(8)
USD1,392	CAD1,690	Morgan Stanley		7/19/2021		29
USD1,014	GBP720	UBS AG		7/19/2021		18
USD465	CAD570	UBS AG		7/19/2021		5
USD231	COP855,000	Standard Chartered Bank		7/19/2021		3
SEK1,830	USD220	Standard Chartered Bank		7/19/2021		(6)
CAD680	USD558	HSBC Bank		7/19/2021		(10)
KRW1,421,430	USD1,255	Standard Chartered Bank		7/20/2021		3
USD654	BRL3,300	Citibank		7/20/2021		(8)
EUR545	CZK13,940	Standard Chartered Bank		7/21/2021		(2)
USD191	COP713,000	Bank of America		7/22/2021		2
USD225	AUD300	Citibank		7/22/2021		—12
USD256	MXN5,320	Bank of America		7/22/2021		(10)
USD387	MYR1,606	Standard Chartered Bank		7/23/2021		—12
USD65	MYR272	Standard Chartered Bank		7/23/2021		—12
USD465	MYR1,941	Standard Chartered Bank		7/23/2021		(2)
USD560	BRL2,788	Standard Chartered Bank		7/27/2021		1
USD1,100	GBP790	HSBC Bank		7/28/2021		7
USD1,020	EUR840	Standard Chartered Bank		9/20/2021		22
USD421	INR31,100	Bank of New York Mellon		9/23/2021		8

						$ (24)
Swap contracts

Interest rate swaps						Unrealized

					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)

3-month AUD-BBSW	0.29%	3/4/2024	A$1,590	$ 4	$—	$ 4
0.3653%	3-month USD-LIBOR	3/5/2024	$1,230	(4)	—	(4)
(0.4545)%	6-month EURIBOR	4/1/2024	€3,500	(5)	—	(5)
6.14%	28-day MXN-TIIE	6/8/2026	MXN2,600	(3)	—	(3)
6.115%	28-day MXN-TIIE	6/8/2026	2,600	(3)	—	(3)
6.12%	28-day MXN-TIIE	6/8/2026	4,000	(4)	—	(4)
6.13%	28-day MXN-TIIE	6/8/2026	9,200	(9)	—	(9)
6.16%	28-day MXN-TIIE	6/9/2026	5,200	(5)	—	(5)
6.15%	28-day MXN-TIIE	6/9/2026	5,300	(5)	—	(5)
6.195%	28-day MXN-TIIE	6/10/2026	2,700	(2)	—	(2)
6.23%	28-day MXN-TIIE	6/10/2026	2,700	(2)	—	(2)
6.36%	28-day MXN-TIIE	6/12/2026	2,300	(1)	—	(1)
6.633%	28-day MXN-TIIE	6/25/2026	8,900	1	—	1

144American Funds Insurance Series

Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

								Unrealized
							Upfront	appreciation
					Value at		premium	(depreciation)
		Expiration		Notional	6/30/2021		paid	at 6/30/2021
Receive	Pay	date		(000)		(000)	(000)		(000)

6.6175%	28-day MXN-TIIE	6/25/2026	MXN8,600			$ 1	$—		$ 1
6.64%	28-day MXN-TIIE	6/25/2026		3,200		—12	—		—12
6.585%	28-day MXN-TIIE	6/25/2026		2,600		—12	—		—12
6.59%	28-day MXN-TIIE	6/25/2026		2,000		—12	—		—12
6.58%	28-day MXN-TIIE	6/25/2026		11,300		—12	—		—12
1.72375%	6-month AUD-BBSW	3/4/2031		A$600		7	—		7
3-month USD-LIBOR	1.4822%	3/5/2031		$450		(4)	—		(4)
6-month EURIBOR	0.5092%	4/1/2051		€370		(4)	—		(4)

							$—		$(38)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection							Upfront	Unrealized

					Value at		premium	depreciation
	Pay/	Expiration	Notional		6/30/2021		received	at 6/30/2021
Receive	Payment frequency	date		(000)	(000)		(000)		(000)

ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	$1,210		$(39)		$(34)		$(5)
Investments in affiliates9
			Value of			Net	Net	Value of
			affiliate at			realized	unrealized	affiliate at	Dividend
			1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 6.48%
Money market investments 6.48%
Capital Group Central Cash Fund 0.04%8			$24,329	$99,850	$94,598	$—12	$(3)	$29,578	$12

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,813,000, which represented 1.05% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .06% of the net assets of the fund.

5Step bond; coupon rate may change at a later date.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Rate represents the seven-day yield at 6/30/2021.

9Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended. 10Notional amount is calculated based on the number of contracts and notional contract size.

11Value is calculated based on the notional amount and current market price.

12Amount less than one thousand.

American Funds Insurance Series	145

Global Balanced Fund (continued)

Key to abbreviations and symbols ADR = American Depositary Receipts AUD/A$ = Australian dollars BBSW = Bank Bill Swap Rate

BRL = Brazilian reais CAD = Canadian dollars CNH/CNY = Chinese yuan renminbi COP = Colombian pesos

CZK = Czech korunas DKK/DKr = Danish kroner EGP = Egyptian pounds EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate GBP/£ = British pounds

ILS = Israeli shekels INR = Indian rupees

See notes to financial statements.

JPY/¥ = Japanese yen KRW = South Korean won

LIBOR = London Interbank Offered Rate MXN = Mexican pesos

MYR = Malaysian ringgits NOK = Norwegian kroner NZD = New Zealand dollars Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate TIIE = Equilibrium Interbank Interest Rate TRY = Turkish lira

USD/$ = U.S. dollars

146American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund)

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 97.05%		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 49.60%

U.S. Treasury	U.S. Treasury 0.125% 2023	$ 39,035	$ 38,953
43.43%	U.S. Treasury 2.625% 2023	70,000	73,961
	U.S. Treasury 2.75% 2023	73,600	77,001
	U.S. Treasury 0.25% 2024	250,000	249,007
	U.S. Treasury 0.25% 2024	224,500	223,123
	U.S. Treasury 0.375% 2024	712,000	711,116
	U.S. Treasury 2.125% 2024	72,100	75,839
	U.S. Treasury 2.125% 20241	72,100	75,732
	U.S. Treasury 0.375% 2025	200,000	196,213
	U.S. Treasury 2.875% 20251	96,200	104,594
	U.S. Treasury 2.875% 2025	72,100	78,201
	U.S. Treasury 0.375% 2026	100,000	98,008
	U.S. Treasury 0.75% 2026	657,335	654,033
	U.S. Treasury 0.75% 2026	489,405	486,656
	U.S. Treasury 1.375% 20261	75,000	76,785
	U.S. Treasury 1.625% 2026	50,000	51,809
	U.S. Treasury 0.50% 2027	165,625	160,644
	U.S. Treasury 0.50% 2027	160,000	154,294
	U.S. Treasury 2.25% 20271	120,200	128,577
	U.S. Treasury 2.25% 20271	72,100	77,064
	U.S. Treasury 6.125% 2027	24,000	31,448
	U.S. Treasury 1.25% 2028	79,480	79,683
	U.S. Treasury 2.875% 2028	72,100	80,183
	U.S. Treasury 1.625% 2031	492,869	500,539
	U.S. Treasury 1.125% 2040	88,288	76,155
	U.S. Treasury 1.375% 2040	40,000	35,893
	U.S. Treasury 1.875% 2041	75,500	73,850
	U.S. Treasury 2.25% 2041	47,425	49,323
	U.S. Treasury 3.00% 20491	150,000	179,231
	U.S. Treasury 1.25% 2050	44,000	35,852
	U.S. Treasury 1.375% 2050	73,237	61,598
	U.S. Treasury 1.875% 20511	640,504	610,023
	U.S. Treasury 2.375% 2051	65,775	70,192

			5,675,580

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20232	159,150	166,309
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 20232	54,472	57,627
securities	U.S. Treasury Inflation-Protected Security 0.125% 20242	37,000	39,908
6.17%	U.S. Treasury Inflation-Protected Security 0.125% 20242	17,911	19,265
	U.S. Treasury Inflation-Protected Security 0.50% 20242	13,112	14,139
	U.S. Treasury Inflation-Protected Security 0.625% 20242	16,760	18,055
	U.S. Treasury Inflation-Protected Security 0.125% 20262	115,135	125,370
	U.S. Treasury Inflation-Protected Security 0.375% 20271,2	81,856	91,397
	U.S. Treasury Inflation-Protected Security 0.50% 20281,2	81,177	91,043
	U.S. Treasury Inflation-Protected Security 0.125% 20312	94,971	104,570
	U.S. Treasury Inflation-Protected Security 0.125% 20512	71,014	77,845
			805,528

	Total U.S. Treasury bonds & notes		6,481,108
Corporate bonds, notes & loans 30.36%

Financials	ACE INA Holdings, Inc. 2.875% 2022	3,625	3,733
6.00%	ACE INA Holdings, Inc. 3.35% 2026	2,025	2,225
	ACE INA Holdings, Inc. 4.35% 2045	2,220	2,810
	AerCap Holdings NV 6.50% 2025	1,798	2,110
	Ally Financial, Inc. 5.125% 2024	1,500	1,691
	Ally Financial, Inc. 8.00% 2031	8,479	11,940
	Ally Financial, Inc. 8.00% 2031	7,070	10,169
American Funds Insurance Series	147

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	American International Group, Inc. 4.20% 2028	$ 9,875	$11,374
(continued)	Arthur J. Gallagher & Co. 2.50% 2031	1,354	1,369
	Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,126
	Banco Do Brasil, SA 4.75% 20243	1,400	1,496
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)4	981	989
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)4	3,194	3,220
	Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)4	10,129	11,039
	Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)4	682	688
	Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)4	21,177	20,659
	Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)4	10,318	10,622
	Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	258
	Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	223
	Bank of Nova Scotia 1.35% 2026	3,345	3,347
	Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,794
	BNP Paribas 3.80% 20243	18,775	20,150
	BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)3,4	2,875	3,026
	BNP Paribas 3.375% 20253	6,425	6,897
	BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)3,4	12,000	12,376
	BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)3,4	8,425	8,329
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)3,4	3,475	3,571
	CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)4	5,410	5,717
	CIT Group, Inc. 4.75% 2024	2,066	2,245
	Citigroup, Inc. 4.60% 2026	1,800	2,050
	Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)4	8,740	8,713
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)3,4	4,450	4,539
	Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)3,4	3,400	3,349
	Credit Suisse Group AG 2.997% 2023
	(3-month USD-LIBOR + 1.20% on 12/14/2022)3,4	12,000	12,396
	Credit Suisse Group AG 3.80% 2023	12,925	13,703
	Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)3,4	500	533
	Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)3,4	850	885
	Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)3,4	5,750	5,891
	Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)3,4	10,950	10,736
	Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)3,4	3,096	3,482
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)3,4	6,123	6,322
	Deutsche Bank AG 4.25% 2021	525	531
	Deutsche Bank AG 3.30% 2022	2,695	2,793
	Deutsche Bank AG 5.00% 2022	2,675	2,748
	Deutsche Bank AG 3.95% 2023	6,350	6,670
	Deutsche Bank AG 0.898% 2024	2,500	2,490
	Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)4	10,475	10,762
	Deutsche Bank AG 3.70% 2024	4,950	5,308
	Deutsche Bank AG 3.70% 2024	2,750	2,955
	Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)4	8,586	9,288
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)4	42,264	42,915
	Deutsche Bank AG 4.10% 2026	7,305	8,016
	Deutsche Bank AG 4.10% 2026	857	941
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)4	2,900	3,090
	Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)4	2,100	2,140
	Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)4	4,000	4,075
	DNB Bank ASA 1.535% 2027
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)3,4	1,200	1,203
	GE Capital Funding, LLC 4.05% 2027	5,078	5,751
	GE Capital Funding, LLC 4.40% 2030	10,000	11,662
	Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,949
	Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)4	3,030	3,023
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)4	13,275	13,254
	Goldman Sachs Group, Inc. 3.814% 2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)4	9,600	10,748

148American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)4	$ 7,605	$ 7,774
(continued)	Goldman Sachs Group, Inc., Series O, 5.30% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 3.834% on 11/10/2026)4	1,750	1,966
	Groupe BPCE SA 2.75% 20233	6,875	7,128
	Groupe BPCE SA 5.70% 20233	28,166	31,198
	Groupe BPCE SA 5.15% 20243	5,481	6,109
	Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)3,4	6,350	6,382
	HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)4	12,000	13,878
	HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)4	6,490	6,665
	Huarong Finance II Co., Ltd. 5.00% 2025	280	202
	Huarong Finance II Co., Ltd. 5.50% 2025	200	149
	Huarong Finance II Co., Ltd. 4.875% 2026	882	622
	Intesa Sanpaolo SpA 3.375% 20233	10,035	10,452
	Intesa Sanpaolo SpA 3.25% 20243	770	820
	Intesa Sanpaolo SpA 5.017% 20243	68,143	74,180
	Intesa Sanpaolo SpA 5.71% 20263	15,400	17,430
	Intesa Sanpaolo SpA 3.875% 20273	6,250	6,800
	Intesa Sanpaolo SpA 3.875% 20283	1,986	2,150
	JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)4	5,870	5,880
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)4	3,088	3,105
	JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)4	2,453	2,475
	JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)4	9,600	10,589
	JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)4	11,980	13,778
	JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)4	1,766	1,819
	JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)4	4,802	4,932
	Lloyds Banking Group PLC 2.438% 2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)4	2,675	2,791
	Lloyds Banking Group PLC 4.375% 2028	8,825	10,146
	MetLife Capital Trust IV, junior subordinated, 7.875% 2067
	(3-month USD-LIBOR + 3.96% on 12/1/2037)3,4	1,405	1,960
	MetLife, Inc. 3.60% 2025	3,490	3,862
	Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)4	2,300	2,420
	OneMain Holdings, Inc. 7.125% 2026	250	292
	PNC Financial Services Group, Inc. 2.854% 20224	5,850	6,054
	PNC Funding Corp. 3.30% 2022	8,700	8,861
	Rede D'Or Finance SARL 4.50% 20303	3,000	3,084
	Santander Holdings USA, Inc. 3.50% 2024	8,325	8,910
	Synchrony Financial 2.85% 2022	5,400	5,529
	Synchrony Financial 4.375% 2024	3,640	3,964
	Travelers Companies, Inc. 2.55% 2050	768	743
	UniCredit SpA 3.75% 20223	2,545	2,607
	UniCredit SpA 6.572% 20223	11,295	11,645
	UniCredit SpA 4.625% 20273	1,395	1,567
	UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)3,4	16,130	17,831
	UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)3,4	10,221	12,302
	UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)3,4	606	661
	Wells Fargo & Company 2.10% 2021	16,800	16,822
	Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)4	1,818	1,815
	Wells Fargo & Company 2.406% 2025
	(3-month USD-LIBOR + 0.825% on 10/30/2024)4	20,480	21,437
			783,890

Energy	Antero Resources Corp. 5.375% 20303	280	286
4.86%	Apache Corp. 4.625% 2025	645	698
	Apache Corp. 4.875% 2027	5,475	5,937
	Apache Corp. 4.25% 2030	2,465	2,604
	Apache Corp. 4.75% 2043	12,100	12,607
	Apache Corp. 4.25% 2044	2,100	2,060
American Funds Insurance Series	149

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Apache Corp. 5.35% 2049	$ 800	$ 843
(continued)	BP Capital Markets PLC 3.00% 2050	8,284	8,025
	Canadian Natural Resources, Ltd. 2.05% 2025	754	775
	Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,268
	Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,155
	Cenovus Energy, Inc. 3.80% 2023	1,120	1,182
	Cenovus Energy, Inc. 5.375% 2025	5,000	5,724
	Cenovus Energy, Inc. 4.25% 2027	13,897	15,542
	Cenovus Energy, Inc. 5.25% 2037	770	923
	Cenovus Energy, Inc. 5.40% 2047	15,180	18,825
	Cheniere Energy, Inc. 7.00% 2024	410	470
	Cheniere Energy, Inc. 5.125% 2027	16,000	18,622
	Cheniere Energy, Inc. 3.70% 2029	7,369	8,056
	Chevron Corp. 2.355% 2022	4,800	4,916
	Columbia Pipeline Partners LP 5.80% 2045	1,410	1,909
	ConocoPhillips 4.30% 20283	3,973	4,616
	DCP Midstream Operating LP 4.95% 2022	500	511
	Devon Energy Corp. 4.50% 20303	5,197	5,718
	Diamondback Energy, Inc. 4.40% 2051	2,600	2,935
	DT Midstream, Inc. 4.125% 20293	555	564
	Enbridge Energy Partners LP 5.875% 2025	7,700	9,093
	Enbridge Energy Partners LP 7.375% 2045	18,154	28,592
	Enbridge, Inc. 4.00% 2023	1,500	1,602
	Enbridge, Inc. 3.40% 2051	1,085	1,092
	Energy Transfer Operating LP 5.875% 2024	294	326
	Energy Transfer Operating LP 2.90% 2025	4,402	4,635
	Energy Transfer Operating LP 3.75% 2030	7,707	8,379
	Energy Transfer Operating LP 5.00% 2050	19,288	22,336
	Energy Transfer Partners LP 4.20% 2023	2,860	3,061
	Energy Transfer Partners LP 4.50% 2024	4,915	5,354
	Energy Transfer Partners LP 4.75% 2026	1,506	1,697
	Energy Transfer Partners LP 4.20% 2027	45	50
	Energy Transfer Partners LP 4.95% 2028	4,559	5,278
	Energy Transfer Partners LP 5.25% 2029	1,275	1,507
	Energy Transfer Partners LP 6.125% 2045	11,780	15,040
	Energy Transfer Partners LP 5.30% 2047	10,459	12,256
	Energy Transfer Partners LP 6.00% 2048	1,868	2,365
	Energy Transfer Partners LP 6.25% 2049	1,775	2,333
	Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.028% on 2/15/2023)4	7,850	6,947
	Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.155% on 2/15/2028)4	500	491
	Enterprise Products Operating LLC 3.20% 2052	3,031	3,014
	EQT Corp. 3.00% 2022	6,700	6,851
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)4	7,500	9,782
	Equinor ASA 3.625% 2028	4,928	5,544
	Equinor ASA 3.125% 2030	20,000	21,796
	Equinor ASA 3.25% 2049	5,687	6,059
	Exxon Mobil Corp. 3.043% 2026	4,625	5,023
	Kinder Morgan Energy Partners LP 6.50% 2037	900	1,237
	Kinder Morgan Energy Partners LP 5.50% 2044	700	880
	Kinder Morgan, Inc. 5.30% 2034	760	940
	MPLX LP 1.75% 2026	5,557	5,620
	MPLX LP 4.00% 2028	4,665	5,217
	MPLX LP 2.65% 2030	2,404	2,429
	MPLX LP 5.50% 2049	6,660	8,640
	Occidental Petroleum Corp. 2.90% 2024	4,336	4,439
	Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)3,5	38	20
	Odebrecht Drilling Norbe 0% perpetual bonds3	1,150	16

150American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Oleoducto Central SA 4.00% 20273	$ 1,715	$ 1,772
(continued)	Oleoducto Central SA 4.00% 2027	350	362
	ONEOK, Inc. 2.20% 2025	193	199
	ONEOK, Inc. 5.85% 2026	896	1,060
	ONEOK, Inc. 4.55% 2028	1,610	1,838
	ONEOK, Inc. 3.10% 2030	540	565
	ONEOK, Inc. 6.35% 2031	2,794	3,617
	ONEOK, Inc. 5.20% 2048	9,563	11,738
	ONEOK, Inc. 4.45% 2049	440	487
	ONEOK, Inc. 4.50% 2050	1,266	1,413
	ONEOK, Inc. 7.15% 2051	3,275	4,826
	Petrobras Global Finance Co. 5.093% 2030	5,000	5,464
	Petrobras Global Finance Co. 6.90% 2049	4,000	4,774
	Petr÷leos Mexicanos 6.875% 20253	3,663	4,059
	Petr÷leos Mexicanos 6.875% 2025	1,337	1,482
	Petr÷leos Mexicanos 6.875% 2026	43,810	47,935
	Petr÷leos Mexicanos 6.50% 2027	29,533	31,209
	Pioneer Natural Resources Company 1.90% 2030	3,175	3,062
	Plains All American Pipeline LP 3.80% 2030	590	632
	Qatar Petroleum 1.375% 20263	12,400	12,388
	Qatar Petroleum 2.25% 20313	12,740	12,605
	Qatar Petroleum 3.125% 20413	7,310	7,283
	Qatar Petroleum 3.30% 20513	2,185	2,185
	SA Global Sukuk, Ltd. 0.946% 20243	9,410	9,408
	SA Global Sukuk, Ltd. 1.602% 20263	13,725	13,730
	SA Global Sukuk, Ltd. 2.694% 20313	4,680	4,744
	Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,359
	Sabine Pass Liquefaction, LLC 5.625% 20234	1,000	1,075
	Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,982
	Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,438
	Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,595
	Saudi Arabian Oil Co. 2.875% 20243	4,885	5,148
	Shell International Finance BV 3.875% 2028	9,410	10,809
	Southwestern Energy Co. 6.45% 20254	920	1,020
	Suncor Energy, Inc. 3.75% 2051	715	775
	Sunoco Logistics Operating Partners LP 5.40% 2047	6,190	7,351
	Targa Resources Partners LP 5.375% 2027	175	183
	Total Capital Canada, Ltd. 2.75% 2023	2,140	2,239
	Total Capital International 3.455% 2029	885	986
	TransCanada PipeLines, Ltd. 4.25% 2028	11,275	12,965
	TransCanada PipeLines, Ltd. 4.10% 2030	4,776	5,493
	Western Midstream Operating LP 4.35% 20254	2,782	2,943
	Western Midstream Operating LP 5.30% 20304	2,202	2,473
	Western Midstream Operating LP 6.50% 20504	3,079	3,574
	Williams Partners LP 4.50% 2023	500	542
	Williams Partners LP 4.30% 2024	595	647
	Williams Partners LP 5.10% 2045	225	281

			635,427

Utilities	Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20253	10,500	11,801
4.19%	AEP Texas, Inc. 3.45% 2051	1,475	1,530
	Ameren Corp. 4.50% 2049	2,875	3,708
	Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,274
	CenterPoint Energy, Inc. 2.65% 2031	1,675	1,708
	Comisi÷n Federal de Electricidad 3.348% 20313	6,000	5,969
	Comisi÷n Federal de Electricidad 4.677% 20513	6,050	5,866
	Connecticut Light and Power Co. 2.05% 2031	1,775	1,791
	Consolidated Edison Company of New York, Inc. 2.40% 2031	5,922	6,040
American Funds Insurance Series	151

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Consolidated Edison Company of New York, Inc. 3.60% 2061	$ 250	$ 259
(continued)	Consumers Energy Co. 4.05% 2048	8,270	10,072
	Consumers Energy Co. 3.75% 2050	5,625	6,648
	Duke Energy Corp. 3.75% 2024	3,826	4,121
	Duke Energy Florida, LLC 3.40% 2046	6,445	7,026
	Duke Energy Progress, LLC 3.70% 2028	3,750	4,225
	Edison International 3.125% 2022	2,900	2,988
	Edison International 3.55% 2024	6,850	7,289
	Edison International 4.95% 2025	175	194
	Edison International 5.75% 2027	3,181	3,624
	Edison International 4.125% 2028	3,644	3,881
	Emera US Finance LP 0.833% 20243	600	597
	Emera US Finance LP 2.639% 20313	4,400	4,436
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)4	1,950	2,287
	Enel Società per Azioni 8.75% 2073
	(USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)3,4	1,000	1,164
	ENN Clean Energy International Investment, Ltd. 3.375% 20263	1,310	1,337
	Entergy Louisiana, LLC 4.20% 2048	6,325	7,711
	Eversource Energy 2.75% 2022	527	535
	Eversource Energy 3.80% 2023	5,000	5,369
	Exelon Corp. 3.40% 2026	1,570	1,711
	FirstEnergy Corp. 3.35% 20224	8,750	8,897
	FirstEnergy Corp. 1.60% 2026	20,066	19,636
	FirstEnergy Corp. 4.40% 20274	12,178	13,257
	FirstEnergy Corp. 3.50% 20283	2,400	2,570
	FirstEnergy Corp. 4.10% 20283	425	479
	FirstEnergy Corp. 2.25% 2030	13,707	13,159
	FirstEnergy Corp. 2.65% 2030	12,524	12,493
	FirstEnergy Corp., Series B, 4.75% 20234	2,525	2,666
	FirstEnergy Transmission LLC 2.866% 20283	4,000	4,149
	Georgia Power Co. 3.70% 2050	275	299
	IPALCO Enterprises, Inc. 3.70% 2024	200	215
	Jersey Central Power & Light Co. 2.75% 20323	525	534
	Mississippi Power Co. 4.25% 2042	5,020	5,943
	Monongahela Power Co. 3.55% 20273	1,700	1,876
	NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,619
	Niagara Mohawk Power Corp. 4.278% 20343	1,000	1,175
	Pacific Gas and Electric Co. 1.75% 2022	13,000	12,995
	Pacific Gas and Electric Co. 1.367% 2023	11,550	11,551
	Pacific Gas and Electric Co. 3.25% 2023	5,615	5,805
	Pacific Gas and Electric Co. 3.40% 2024	2,000	2,100
	Pacific Gas and Electric Co. 2.95% 2026	10,850	11,113
	Pacific Gas and Electric Co. 3.15% 2026	27,543	28,428
	Pacific Gas and Electric Co. 3.30% 2027	12,289	12,645
	Pacific Gas and Electric Co. 3.30% 2027	5,850	6,062
	Pacific Gas and Electric Co. 3.75% 2028	13,075	13,715
	Pacific Gas and Electric Co. 4.65% 2028	7,900	8,705
	Pacific Gas and Electric Co. 4.55% 2030	35,299	37,788
	Pacific Gas and Electric Co. 2.50% 2031	19,695	18,487
	Pacific Gas and Electric Co. 3.25% 2031	1,300	1,280
	Pacific Gas and Electric Co. 3.30% 2040	8,898	8,055
	Pacific Gas and Electric Co. 3.75% 2042	9,466	8,653
	Pacific Gas and Electric Co. 4.75% 2044	336	341
	Pacific Gas and Electric Co. 3.95% 2047	780	727
	Pacific Gas and Electric Co. 3.50% 2050	6,836	6,102
	Progress Energy, Inc. 7.75% 2031	1,820	2,600
	Public Service Electric and Gas Co. 3.20% 2029	6,000	6,595
	Puget Energy, Inc. 6.00% 2021	3,135	3,165
	Puget Energy, Inc. 5.625% 2022	8,004	8,327

152American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Puget Energy, Inc. 3.65% 2025	$ 300	$323
(continued)	San Diego Gas & Electric Co. 3.32% 2050	1,350	1,433
	Southern California Edison Co. 2.85% 2029	8,200	8,524
	Southern California Edison Co. 4.20% 2029	11,000	12,423
	Southern California Edison Co. 2.50% 2031	5,149	5,166
	Southern California Edison Co. 5.35% 2035	6,450	8,179
	Southern California Edison Co. 5.75% 2035	4,549	5,973
	Southern California Edison Co. 5.625% 2036	7,051	8,973
	Southern California Edison Co. 5.55% 2037	3,844	4,789
	Southern California Edison Co. 5.95% 2038	5,654	7,346
	Southern California Edison Co. 4.50% 2040	4,341	4,993
	Southern California Edison Co. 5.50% 2040	606	760
	Southern California Edison Co. 4.00% 2047	9,402	9,908
	Southern California Edison Co. 4.125% 2048	9,008	9,629
	Southern California Edison Co. 4.875% 2049	2,775	3,294
	Southern California Edison Co. 3.65% 2050	5,600	5,611
	Southern California Edison Co. 3.65% 2051	2,732	2,747
	Southern California Edison Co., Series C, 3.60% 2045	2,717	2,714
	Southwestern Electric Power Co. 1.65% 2026	3,550	3,596
	Union Electric Co. 2.15% 2032	3,175	3,187
	Wisconsin Power and Light Co. 3.65% 2050	1,075	1,202
	Xcel Energy, Inc. 3.30% 2025	5,650	6,092
	Xcel Energy, Inc. 2.60% 2029	2,925	3,043

			547,272

Consumer	Allied Universal Holdco LLC 4.625% 20283	335	336
discretionary	Amazon.com, Inc. 1.65% 2028	6,855	6,918
3.92%	Amazon.com, Inc. 2.10% 2031	7,155	7,280
	Amazon.com, Inc. 2.875% 2041	1,480	1,529
	Amazon.com, Inc. 3.10% 2051	9,380	9,866
	Amazon.com, Inc. 3.25% 2061	4,100	4,328
	Atlas LuxCo 4 SARL 4.625% 20283	255	256
	Carnival Corp. 11.50% 20233	9,140	10,298
	DaimlerChrysler North America Holding Corp. 1.75% 20233	8,000	8,167
	DaimlerChrysler North America Holding Corp. 3.35% 20233	2,000	2,092
	Ford Motor Credit Company LLC 5.125% 2025	3,870	4,267
	Ford Motor Credit Company LLC 3.815% 2027	3,790	3,952
	Ford Motor Credit Company LLC 4.125% 2027	39,080	41,509
	Ford Motor Credit Company LLC 4.271% 2027	18,542	19,892
	Ford Motor Credit Company LLC 5.113% 2029	4,205	4,713
	General Motors Company 5.40% 2023	421	464
	General Motors Company 4.35% 2025	11,358	12,560
	General Motors Company 6.125% 2025	28,743	34,046
	General Motors Company 6.80% 2027	1,030	1,298
	General Motors Company 5.40% 2048	7,200	9,188
	General Motors Financial Co. 3.15% 2022	25	26
	General Motors Financial Co. 3.45% 2022	200	203
	General Motors Financial Co. 3.55% 2022	3,703	3,823
	General Motors Financial Co. 3.25% 2023	964	1,001
	General Motors Financial Co. 3.70% 2023	2,076	2,180
	General Motors Financial Co. 5.20% 2023	4,371	4,708
	General Motors Financial Co. 1.05% 2024	4,200	4,225
	General Motors Financial Co. 3.50% 2024	9,945	10,679
	General Motors Financial Co. 3.95% 2024	6,269	6,748
	General Motors Financial Co. 5.10% 2024	1,081	1,190
	General Motors Financial Co. 2.75% 2025	3,819	4,023
	General Motors Financial Co. 2.90% 2025	1,032	1,093
	General Motors Financial Co. 4.00% 2025	587	640
American Funds Insurance Series	153

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	General Motors Financial Co. 1.25% 2026	$ 5,450	$ 5,416
discretionary	General Motors Financial Co. 1.50% 2026	2,950	2,934
(continued)	General Motors Financial Co. 5.25% 2026	995	1,150
	General Motors Financial Co. 2.70% 2027	6,079	6,324
	General Motors Financial Co. 2.40% 2028	9,700	9,854
	General Motors Financial Co. 3.60% 2030	465	504
	General Motors Financial Co. 2.35% 2031	6,075	6,000
	General Motors Financial Co. 2.70% 2031	6,075	6,110
	Home Depot, Inc. 2.95% 2029	6,081	6,647
	Home Depot, Inc. 4.50% 2048	1,915	2,503
	Hyundai Capital America 3.75% 20213	8,500	8,505
	Hyundai Capital America 2.85% 20223	4,118	4,236
	Hyundai Capital America 3.00% 20223	4,500	4,605
	Hyundai Capital America 3.25% 20223	1,521	1,568
	Hyundai Capital America 3.95% 20223	8,000	8,160
	Hyundai Capital America 1.25% 20233	3,150	3,181
	Hyundai Capital America 2.375% 20233	9,977	10,245
	Hyundai Capital America 0.875% 20243	2,780	2,768
	Hyundai Capital America 3.40% 20243	8,180	8,728
	Hyundai Capital America 1.80% 20253	12,714	12,916
	Hyundai Capital America 2.65% 20253	13,054	13,677
	Hyundai Capital America 1.30% 20263	6,000	5,937
	Hyundai Capital America 1.50% 20263	2,675	2,657
	Hyundai Capital America 2.375% 20273	6,264	6,414
	Hyundai Capital America 3.00% 20273	10,408	11,037
	Hyundai Capital America 1.80% 20283	6,000	5,956
	Hyundai Capital America 2.00% 20283	5,900	5,859
	Hyundai Capital Services, Inc. 1.25% 20263	3,695	3,641
	Limited Brands, Inc. 6.875% 2035	740	938
	Marriott International, Inc. 5.75% 2025	3,125	3,609
	Marriott International, Inc. 3.125% 2026	410	436
	McDonald's Corp. 2.125% 2030	2,482	2,511
	McDonald's Corp. 4.45% 2047	3,535	4,348
	McDonald's Corp. 3.625% 2049	2,938	3,262
	MGM Resorts International 7.75% 2022	2,000	2,093
	NIKE, Inc. 3.25% 2040	6,171	6,785
	NIKE, Inc. 3.875% 2045	1,560	1,877
	Nissan Motor Co., Ltd. 2.60% 20223	1,415	1,445
	Nissan Motor Co., Ltd. 3.043% 20233	240	250
	Nissan Motor Co., Ltd. 3.522% 20253	800	855
	Nissan Motor Co., Ltd. 2.00% 20263	12,000	12,086
	Nissan Motor Co., Ltd. 4.345% 20273	1,790	1,969
	Nissan Motor Co., Ltd. 2.75% 20283	11,200	11,313
	Nissan Motor Co., Ltd. 4.81% 20303	17,533	19,813
	Starbucks Corp. 3.75% 2047	3,785	4,185
	Starbucks Corp. 3.35% 2050	7,680	8,051
	Toyota Motor Credit Corp. 3.375% 2030	6,664	7,478
	Volkswagen Group of America Finance, LLC 4.00% 20213	4,510	4,573
	Volkswagen Group of America Finance, LLC 4.25% 20233	15,000	16,219
	Volkswagen Group of America Finance, LLC 2.85% 20243	2,996	3,167
	Volkswagen Group of America Finance, LLC 1.25% 20253	1,150	1,144
	Volkswagen Group of America Finance, LLC 3.35% 20253	2,636	2,846
	Wynn Resorts, Ltd. 5.125% 20293	410	434
			512,717

154American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Abbott Laboratories 3.40% 2023	$ 910	$971
3.54%	Abbott Laboratories 3.75% 2026	2,244	2,535
	Abbott Laboratories 4.75% 2036	4,565	5,887
	AbbVie, Inc. 3.20% 2022	9,600	9,919
	AbbVie, Inc. 3.20% 2029	23,754	25,818
	Amgen, Inc. 2.45% 2030	10,000	10,319
	Anthem, Inc. 2.375% 2025	1,534	1,607
	AstraZeneca Finance LLC 1.75% 2028	1,429	1,430
	AstraZeneca Finance LLC 2.25% 2031	572	581
	AstraZeneca PLC 4.00% 2029	5,920	6,809
	AstraZeneca PLC 3.00% 2051	1,437	1,489
	Bausch Health Companies, Inc. 4.875% 20283	830	851
	Bayer US Finance II LLC 3.875% 20233	8,783	9,410
	Bayer US Finance II LLC 4.25% 20253	17,570	19,596
	Becton, Dickinson and Company 3.734% 2024	903	984
	Becton, Dickinson and Company 4.669% 2047	3,395	4,237
	Boston Scientific Corp. 3.375% 2022	350	359
	Boston Scientific Corp. 3.85% 2025	255	282
	Centene Corp. 4.25% 2027	14,860	15,677
	Centene Corp. 2.45% 2028	11,155	11,320
	Centene Corp. 4.625% 2029	14,945	16,455
	Centene Corp. 3.375% 2030	15,718	16,452
	Centene Corp. 2.50% 2031	8,550	8,443
	Cigna Corp. 4.375% 2028	7,090	8,252
	EMD Finance LLC 2.95% 20223	2,100	2,131
	GlaxoSmithKline PLC 3.375% 2023	16,800	17,756
	Kaiser Foundation Hospitals 2.81% 2041	910	930
	Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,216
	Laboratory Corporation of America Holdings 2.70% 2031	805	821
	Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,002
	Novartis Capital Corp. 1.75% 2025	2,361	2,434
	Novartis Capital Corp. 2.20% 2030	5,446	5,629
	Shire PLC 3.20% 2026	15,100	16,407
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,910
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,383
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,672
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	65,583
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	29,446
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	40,949
	UnitedHealth Group, Inc. 3.35% 2022	4,385	4,525
	UnitedHealth Group, Inc. 3.75% 2025	5,410	6,007
	UnitedHealth Group, Inc. 2.30% 2031	1,626	1,666
	UnitedHealth Group, Inc. 3.05% 2041	1,300	1,363
	UnitedHealth Group, Inc. 3.25% 2051	1,887	2,017
	Zimmer Holdings, Inc. 3.15% 2022	7,845	7,971

			462,501

Industrials	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,809
2.42%	Air Lease Corp. 2.875% 2026	11,453	12,043
	Avolon Holdings Funding, Ltd. 3.625% 20223	2,810	2,875
	Avolon Holdings Funding, Ltd. 3.95% 20243	12,514	13,353
	Avolon Holdings Funding, Ltd. 2.125% 20263	8,333	8,306
	Avolon Holdings Funding, Ltd. 4.25% 20263	3,302	3,581
	Avolon Holdings Funding, Ltd. 3.25% 20273	8,000	8,259
	BNSF Funding Trust I, junior subordinated, 6.613% 2055
	(3-month USD-LIBOR + 2.35% on 1/15/2026)4	1,680	1,928
	Boeing Company 4.508% 2023	11,358	12,112
	Boeing Company 1.95% 2024	5,646	5,785
American Funds Insurance Series	155

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Boeing Company 2.80% 2024	$ 500	$522
(continued)	Boeing Company 4.875% 2025	31,752	35,594
	Boeing Company 2.196% 2026	16,571	16,732
	Boeing Company 2.75% 2026	16,488	17,234
	Boeing Company 3.10% 2026	649	687
	Boeing Company 2.70% 2027	6,473	6,697
	Boeing Company 5.04% 2027	15,716	18,143
	Boeing Company 3.25% 2028	11,379	12,076
	Boeing Company 3.25% 2028	1,925	2,023
	Boeing Company 5.15% 2030	29,737	35,241
	Boeing Company 3.625% 2031	842	907
	Boeing Company 3.90% 2049	1,411	1,491
	Boeing Company 5.805% 2050	2,782	3,752
	Bohai Financial Investment Holding Co., Ltd. 5.25% 20223	2,485	2,601
	Carrier Global Corp. 3.377% 2040	15,000	15,759
	General Dynamics Corp. 2.25% 2031	709	728
	General Electric Capital Corp. 3.373% 2025	4,615	5,038
	General Electric Capital Corp. 4.418% 2035	3,700	4,441
	General Electric Co. 3.45% 2027	1,523	1,675
	General Electric Co. 3.625% 2030	675	753
	Mexico City Airport Trust 5.50% 2046	1,959	1,984
	Mexico City Airport Trust 5.50% 2047	5,909	5,998
	Mexico City Airport Trust 5.50% 20473	1,132	1,149
	Northrop Grumman Corp. 3.25% 2028	10,845	11,857
	Triton Container International, Ltd. 1.15% 20243	1,609	1,606
	Triton Container International, Ltd. 3.15% 20313	2,482	2,499
	Union Pacific Corp. 2.15% 2027	2,213	2,301
	Union Pacific Corp. 2.40% 2030	4,454	4,608
	Union Pacific Corp. 2.375% 2031	5,155	5,271
	Union Pacific Corp. 3.25% 2050	7,000	7,398
	United Rentals, Inc. 5.50% 2027	5,000	5,306
	United Technologies Corp. 3.125% 2027	4,551	4,954
	United Technologies Corp. 4.125% 2028	4,974	5,727
	Vinci SA 3.75% 20293	2,000	2,260
			316,063

Communication	AT&T, Inc. 0.90% 2024	13,000	13,030
services	AT&T, Inc. 1.70% 2026	19,000	19,204
2.11%	AT&T, Inc. 2.55% 20333	4,953	4,912
	AT&T, Inc. 3.50% 20533	10,240	10,303
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20273	4,800	5,041
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,774
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,375
	CenturyLink, Inc. 4.00% 20273	16,374	16,722
	Comcast Corp. 3.15% 2028	7,200	7,911
	Comcast Corp. 2.65% 2030	7,500	7,902
	Comcast Corp. 4.00% 2048	5,000	5,873
	Embarq Corp. 7.995% 2036	2,500	2,837
	SBA Tower Trust 1.631% 20263	6,741	6,750
	Sirius XM Radio, Inc. 4.00% 20283	675	696
	SoftBank Group Corp. 3.36% 20233	725	729
	Tencent Holdings, Ltd. 3.595% 2028	14,000	15,349
	Tencent Holdings, Ltd. 3.975% 2029	12,298	13,733
	Tencent Holdings, Ltd. 2.39% 2030	11,702	11,672
	Tencent Holdings, Ltd. 2.39% 20303	10,000	9,975
	T-Mobile US, Inc. 3.50% 2025	3,275	3,559
	T-Mobile US, Inc. 2.625% 2026	2,875	2,947
	T-Mobile US, Inc. 3.75% 2027	5,000	5,537

156American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	T-Mobile US, Inc. 3.875% 2030	$ 4,500	$ 5,046
services	T-Mobile US, Inc. 2.875% 2031	4,075	4,050
(continued)	T-Mobile US, Inc. 3.50% 2031	9,000	9,322
	T-Mobile US, Inc. 3.00% 2041	2,100	2,079
	T-Mobile US, Inc. 4.50% 2050	11,575	13,797
	Verizon Communications, Inc. 1.45% 2026	4,675	4,717
	Verizon Communications, Inc. 2.10% 2028	8,975	9,169
	Verizon Communications, Inc. 4.329% 2028	1,539	1,792
	Verizon Communications, Inc. 1.75% 2031	3,300	3,165
	Verizon Communications, Inc. 2.55% 2031	7,375	7,544
	Verizon Communications, Inc. 3.40% 2041	2,050	2,171
	Verizon Communications, Inc. 2.875% 2050	3,000	2,857
	Verizon Communications, Inc. 3.55% 2051	1,975	2,113
	Vodafone Group PLC 4.375% 2028	10,000	11,642
	Vodafone Group PLC 4.25% 2050	3,050	3,569
	Walt Disney Company 2.65% 2031	15,000	15,759

			275,623

Consumer staples	7-Eleven, Inc. 1.80% 20313	5,013	4,799
1.62%	Altria Group, Inc. 4.40% 2026	4,585	5,190
	Altria Group, Inc. 4.50% 2043	1,585	1,707
	Altria Group, Inc. 5.95% 2049	9,039	11,587
	Anheuser-Busch InBev NV 4.75% 2029	7,500	8,942
	Anheuser-Busch InBev NV 5.55% 2049	5,000	6,883
	Anheuser-Busch InBev NV 4.50% 2050	1,355	1,652
	British American Tobacco International Finance PLC 3.95% 20253	16,879	18,447
	British American Tobacco International Finance PLC 1.668% 2026	4,070	4,071
	British American Tobacco PLC 3.557% 2027	10,991	11,776
	British American Tobacco PLC 2.259% 2028	4,348	4,320
	British American Tobacco PLC 4.39% 2037	1,500	1,620
	British American Tobacco PLC 4.54% 2047	12,786	13,622
	British American Tobacco PLC 4.758% 2049	23,659	25,693
	Conagra Brands, Inc. 5.30% 2038	436	555
	Conagra Brands, Inc. 5.40% 2048	57	77
	Constellation Brands, Inc. 3.50% 2027	7,500	8,266
	Constellation Brands, Inc. 2.875% 2030	620	651
	Imperial Tobacco Finance PLC 3.50% 20233	2,335	2,415
	JBS Investments GMBH II 7.00% 20263	3,868	4,111
	JBS Investments GMBH II 7.00% 2026	1,665	1,770
	JBS Luxembourg SARL 3.625% 20323	1,230	1,231
	Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,319
	Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,637
	Molson Coors Brewing Co. 2.10% 2021	2,415	2,417
	Molson Coors Brewing Co. 4.20% 2046	4,165	4,651
	Philip Morris International, Inc. 4.25% 2044	9,550	11,153
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,158
	PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	705
	Reynolds American, Inc. 4.45% 2025	14,570	16,147
	Reynolds American, Inc. 5.85% 2045	1,970	2,416
	Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,222
	Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,457

			211,667

Information	Apple, Inc. 1.55% 2021	11,630	11,631
technology	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	7,027	7,769
1.16%	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	4,803	5,272
	Broadcom, Inc. 3.15% 2025	1,164	1,248
American Funds Insurance Series	157

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Broadcom, Inc. 2.45% 20313	$ 7,000	$6,884
technology	Broadcom, Inc. 4.30% 2032	6,000	6,840
(continued)	Broadcom, Inc. 3.469% 20343	44,436	47,048
	Fidelity National Information Services, Inc. 2.25% 2031	495	495
	Microsoft Corp. 2.525% 2050	10,000	9,848
	Oracle Corp. 1.65% 2026	8,417	8,536
	Oracle Corp. 2.30% 2028	6,875	7,058
	Oracle Corp. 2.875% 2031	7,393	7,695
	Oracle Corp. 3.95% 2051	4,869	5,321
	PayPal Holdings, Inc. 1.65% 2025	6,989	7,178
	PayPal Holdings, Inc. 2.30% 2030	330	342
	salesforce.com, inc. 1.95% 2031	3,775	3,784
	salesforce.com, inc. 2.70% 2041	875	882
	salesforce.com, inc. 2.90% 2051	8,295	8,418
	salesforce.com, inc. 3.05% 2061	265	270
	Square, Inc. 2.75% 20263	1,975	2,012
	Square, Inc. 3.50% 20313	825	833
	VeriSign, Inc. 2.70% 2031	2,109	2,145

			151,509

Real estate	Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,611
0.42%	Alexandria Real Estate Equities, Inc. 4.50% 2029	150	176
	American Campus Communities, Inc. 3.75% 2023	2,900	3,040
	American Campus Communities, Inc. 3.875% 2031	620	689
	American Tower Corp. 2.70% 2031	1,100	1,136
	Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 20313	395	402
	Corporate Office Properties LP 2.75% 2031	1,547	1,561
	Crown Castle International Corp. 2.50% 2031	4,614	4,653
	Equinix, Inc. 2.90% 2026	3,287	3,522
	Equinix, Inc. 3.20% 2029	3,846	4,130
	Equinix, Inc. 2.50% 2031	7,760	7,899
	Equinix, Inc. 3.40% 2052	1,201	1,238
	Essex Portfolio LP 3.25% 2023	335	350
	Essex Portfolio LP 3.875% 2024	1,000	1,077
	Essex Portfolio LP 2.55% 2031	4,338	4,403
	Hospitality Properties Trust 5.00% 2022	1,270	1,286
	Hospitality Properties Trust 4.50% 2025	855	852
	Hospitality Properties Trust 3.95% 2028	1,710	1,617
	Iron Mountain, Inc. 4.875% 20273	1,605	1,666
	Iron Mountain, Inc. 5.25% 20283	3,500	3,670
	Kimco Realty Corp. 3.40% 2022	1,045	1,081
	Omega Healthcare Investors, Inc. 4.375% 2023	186	198
	Piedmont Operating Partnership LP 4.45% 2024	1,000	1,079
	Scentre Group 3.50% 20253	4,565	4,909
	Sun Communities Operating LP 2.70% 2031	3,244	3,251

			55,496

Materials	Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,959
0.12%	Huntsman International LLC 2.95% 2031	911	925
	International Flavors & Fragrances, Inc. 2.30% 20303	4,175	4,157
	LYB International Finance III, LLC 2.25% 2030	3,802	3,802
	LYB International Finance III, LLC 3.625% 2051	2,617	2,769
	LYB International Finance III, LLC 3.80% 2060	1,112	1,179

			15,791

	Total corporate bonds, notes & loans		3,967,956

158American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 11.11%

Federal agency	Fannie Mae Pool #976945 5.50% 20236	$34	$34
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 20256	101	106
obligations	Fannie Mae Pool #AJ9156 3.00% 20266	275	290
9.88%	Fannie Mae Pool #AJ6967 3.00% 20266	134	141
	Fannie Mae Pool #AJ5522 3.00% 20266	3	4
	Fannie Mae Pool #256133 4.50% 20266	109	117
	Fannie Mae Pool #AK5394 3.00% 20276	640	678
	Fannie Mae Pool #AL5603 3.00% 20276	565	594
	Fannie Mae Pool #AX3597 3.00% 20276	253	266
	Fannie Mae Pool #AB4281 3.00% 20276	113	119
	Fannie Mae Pool #AB4486 3.00% 20276	56	59
	Fannie Mae Pool #AB5236 3.00% 20276	23	24
	Fannie Mae Pool #AO0800 3.00% 20276	19	20
	Fannie Mae Pool #AK0971 3.00% 20276	9	10
	Fannie Mae Pool #AL3802 3.00% 20286	787	832
	Fannie Mae Pool #AR3058 3.00% 20286	100	105
	Fannie Mae Pool #AL8241 3.00% 20296	762	805
	Fannie Mae Pool #BM4299 3.00% 20306	2,175	2,286
	Fannie Mae Pool #AL9573 3.00% 20316	90	95
	Fannie Mae Pool #AS8018 3.00% 20316	70	74
	Fannie Mae Pool #BM4741 3.00% 20326	54	58
	Fannie Mae Pool #924866 1.64% 20376,7	712	720
	Fannie Mae Pool #945680 6.00% 20376	621	735
	Fannie Mae Pool #913966 6.00% 20376	68	79
	Fannie Mae Pool #889982 5.50% 20386	1,311	1,527
	Fannie Mae Pool #988588 5.50% 20386	258	300
	Fannie Mae Pool #AB1297 5.00% 20406	294	337
	Fannie Mae Pool #AH8144 5.00% 20416	1,403	1,586
	Fannie Mae Pool #AI1862 5.00% 20416	1,349	1,545
	Fannie Mae Pool #AH9479 5.00% 20416	1,267	1,426
	Fannie Mae Pool #AI3510 5.00% 20416	842	964
	Fannie Mae Pool #AJ0704 5.00% 20416	734	840
	Fannie Mae Pool #AJ5391 5.00% 20416	428	488
	Fannie Mae Pool #BM6240 2.201% 20446,7	2,584	2,732
	Fannie Mae Pool #AZ3904 4.00% 20456	76	83
	Fannie Mae Pool #AL8522 3.50% 20466	1,251	1,357
	Fannie Mae Pool #BD1968 4.00% 20466	1,968	2,144
	Fannie Mae Pool #BE0592 4.00% 20466	528	565
	Fannie Mae Pool #BD5477 4.00% 20466	258	278
	Fannie Mae Pool #CA0770 3.50% 20476	8,073	8,561
	Fannie Mae Pool #CA0706 4.00% 20476	178	191
	Fannie Mae Pool #MA3058 4.00% 20476	74	79
	Fannie Mae Pool #BM4413 4.50% 20476	5,365	5,828
	Fannie Mae Pool #BF0293 3.00% 20486	10,714	11,386
	Fannie Mae Pool #FM4891 3.50% 20486	32,271	34,647
	Fannie Mae Pool #BF0318 3.50% 20486	9,697	10,449
	Fannie Mae Pool #CA1189 3.50% 20486	2,247	2,378
	Fannie Mae Pool #MA3384 4.00% 20486	199	212
	Fannie Mae Pool #BJ9169 4.00% 20486	120	129
	Fannie Mae Pool #BJ5749 4.00% 20486	26	29
	Fannie Mae Pool #BM4676 4.00% 20486	20	22
	Fannie Mae Pool #CA2493 4.50% 20486	1,214	1,311
	Fannie Mae Pool #CA3807 3.00% 20496	1,920	2,040
	Fannie Mae Pool #CA3806 3.00% 20496	1,107	1,179
	Fannie Mae Pool #FM0007 3.50% 20496	25,833	27,816
	Fannie Mae Pool #FM1954 3.50% 20496	11,252	12,010
	Fannie Mae Pool #FM1589 3.50% 20496	7,178	7,692
	Fannie Mae Pool #FM1262 4.00% 20496	39,638	42,753
	Fannie Mae Pool #FM5507 3.00% 20506	22,580	24,179
American Funds Insurance Series	159

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BF0145 3.50% 20576	$16,197	$17,624
mortgage-backed	Fannie Mae Pool #BF0264 3.50% 20586	12,658	13,709
obligations	Fannie Mae Pool #BF0332 3.00% 20596	27,684	29,980
(continued)	Fannie Mae Pool #BF0497 3.00% 20606	22,798	24,218
	Fannie Mae, Series 2001-4, Class GA, 9.00% 20256,7	—8	—8
	Fannie Mae, Series 2001-50, Class BA, 7.00% 20416	9	11
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 20416	22	27
	Fannie Mae, Series 2002-W1, Class 2A, 5.333% 20426,7	28	31
	Freddie Mac Pool #ZK4277 3.00% 20276	465	492
	Freddie Mac Pool #ZK3836 3.00% 20276	158	166
	Freddie Mac Pool #ZK3970 3.00% 20276	144	152
	Freddie Mac Pool #ZS6521 3.00% 20276	99	105
	Freddie Mac Pool #ZK3893 3.00% 20276	49	52
	Freddie Mac Pool #ZK4162 3.00% 20276	37	39
	Freddie Mac Pool #ZS8452 3.00% 20276	11	12
	Freddie Mac Pool #ZS8463 3.00% 20276	5	5
	Freddie Mac Pool #ZK4039 3.00% 20276	5	5
	Freddie Mac Pool #ZS8507 3.00% 20286	186	197
	Freddie Mac Pool #ZK7590 3.00% 20296	3,935	4,159
	Freddie Mac Pool #ZK7593 3.00% 20296	199	210
	Freddie Mac Pool #ZT1931 3.00% 20336	248	263
	Freddie Mac Pool #A15120 5.50% 20336	61	69
	Freddie Mac Pool #QN1073 3.00% 20346	90	95
	Freddie Mac Pool #G05196 5.50% 20386	72	84
	Freddie Mac Pool #G05267 5.50% 20386	53	62
	Freddie Mac Pool #G06020 5.50% 20396	102	119
	Freddie Mac Pool #A93948 4.50% 20406	209	230
	Freddie Mac Pool #G05860 5.50% 20406	375	437
	Freddie Mac Pool #G06868 4.50% 20416	251	280
	Freddie Mac Pool #G06841 5.50% 20416	599	697
	Freddie Mac Pool #841039 2.213% 20436,7	2,399	2,546
	Freddie Mac Pool #Z40130 3.00% 20466	26,864	28,881
	Freddie Mac Pool #G61733 3.00% 20476	6,699	7,122
	Freddie Mac Pool #G08789 4.00% 20476	1,136	1,219
	Freddie Mac Pool #G67709 3.50% 20486	19,473	21,104
	Freddie Mac Pool #G61628 3.50% 20486	497	532
	Freddie Mac Pool #SI2002 4.00% 20486	2,284	2,445
	Freddie Mac Pool #Q58494 4.00% 20486	1,475	1,576
	Freddie Mac Pool #QA4673 3.00% 20496	38,670	41,170
	Freddie Mac Pool #SD7507 3.00% 20496	24,576	26,118
	Freddie Mac Pool #SD7508 3.50% 20496	16,385	17,753
	Freddie Mac Pool #RA1369 3.50% 20496	3,530	3,775
	Freddie Mac Pool #ZN4842 3.50% 20496	1,232	1,317
	Freddie Mac, Series 3061, Class PN, 5.50% 20356	80	93
	Freddie Mac, Series 3318, Class JT, 5.50% 20376	200	231
	Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 20226	4,283	4,346
	Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20226	8,608	8,688
	Freddie Mac, Series 3156, Class PO, principal only, 0% 20366	168	156
	Freddie Mac, Series 3146, Class PO, principal only, 0% 20366	162	148
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 20576	12,865	13,523
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 20586	2,790	2,940
	Government National Mortgage Assn. 2.00% 20516,9	92,000	93,535
	Government National Mortgage Assn. 2.50% 20516,9	55,519	57,356
	Government National Mortgage Assn. Pool #MA5817 4.00% 20496	25,415	26,946
	Government National Mortgage Assn. Pool #MA5876 4.00% 20496	3,659	3,880
	Government National Mortgage Assn. Pool #MA6221 4.50% 20496	11,765	12,559
	Government National Mortgage Assn. Pool #MA5764 4.50% 20496	1,273	1,359

160American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. Pool #MA6042 5.00% 20496	$81	$88
mortgage-backed	Government National Mortgage Assn. Pool #MA5878 5.00% 20496	—8	—8
obligations	Uniform Mortgage-Backed Security 1.50% 20366,9	39,725	40,080
(continued)	Uniform Mortgage-Backed Security 2.00% 20366,9	27,575	28,444
	Uniform Mortgage-Backed Security 2.00% 20366,9	21,500	22,146
	Uniform Mortgage-Backed Security 2.50% 20366,9	62,700	65,317
	Uniform Mortgage-Backed Security 2.00% 20516,9	44,576	44,832
	Uniform Mortgage-Backed Security 2.50% 20516,9	162,393	167,297
	Uniform Mortgage-Backed Security 2.50% 20516,9	5,140	5,306
	Uniform Mortgage-Backed Security 3.00% 20516,9	130,899	136,245
	Uniform Mortgage-Backed Security 3.50% 20516,9	56,700	59,722
	Uniform Mortgage-Backed Security 4.00% 20516,9	12,225	13,029
	Uniform Mortgage-Backed Security 4.50% 20516,9	15,000	16,139
			1,290,807

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20483,6,7	5,263	5,303
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 20553,6	295	297
obligations (privately	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
originated)	(1-month USD-LIBOR + 1.60%) 1.692% 20293,6,7	3,175	3,186
0.80%	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 20593,6,7	1,251	1,275
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20593,6,7	984	1,007
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20303,6,7	978	980
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20363,6,7	2,670	2,673
	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 20603,6,7	842	850
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 20373,6	1,612	1,666
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20603,6,7	2,281	2,316
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 20693,6	4,067	4,422
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 20693,6	3,466	3,791
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 20513,6,7	2,480	2,525
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 20513,6,7	1,046	1,066
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5,
	3.409% 20506	240	265
	JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 20503,6,7	2,842	2,910
	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20593,6,7	1,313	1,316
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 20613,6,7	1,086	1,089
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 20603,6,7	4,916	4,905
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.077% 20233,6,7	11,402	11,420
	MRA Issuance Trust, Series 2020-10, Class A2,
	(1-month USD-LIBOR + 1.70%) 1.70% 20223,6,7,10	25,588	25,588
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20493,6,7	1,297	1,317
	TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 20453,6	4,992	5,034
	TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 20463,6	4,089	4,037
	TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 20463,6	148	147
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20603,6	15,516	15,705
			105,090

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 20526	100	113
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 20526	770	884
securities	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 20616	1,018	1,114
0.43%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 20616	130	142
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 20616	205	230
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 20616,7	2,444	2,826
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 20636	295	305
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 20526	2,541	2,955
American Funds Insurance Series	161

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 20536,7	$ 781	$920
mortgage-backed	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 20383,6,7	3,769	3,776
securities	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 20383,6,7	436	437
(continued)	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 20383,6,7	295	296
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 20383,6,7	746	748
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 20496	250	269
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 20496	610	669
	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 20453,6	430	430
	Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20463,6,7	312	333
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 20476	350	377
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 20486,7	204	219
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 20506,7	300	314
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 20496	200	216
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 1.155% 20383,6,7	2,880	2,889
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 1.455% 20383,6,7	657	660
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 1.775% 20383,6,7	686	690
	Extended Stay America Trust, Series 2021-ESH, Class D,
	(1-month USD-LIBOR + 2.25%) 2.325% 20383,6,7	686	691
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 20403,6	2,601	2,660
	GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.428% 20443,6,7	530	529
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 20506	400	441
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 20526	100	114
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 20536	1,536	1,589
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5,
	4.079% 20476	3,280	3,531
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5,
	3.694% 20506	640	708
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A,
	3.735% 20313,6	785	815
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4,
	3.648% 20496,7	2,040	2,257
	L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,6	153	153
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
	3.741% 20476	2,038	2,191
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4,
	3.306% 20486	410	440
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4,
	3.72% 20496	245	273
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 20486	730	799
	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 20496,7	208	221
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 20413,6	8,217	8,584
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 20486	2,437	2,637
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 20486,7	220	233
	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 20496	350	356
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 20496	130	140
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 20496	2,550	2,848
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 20526	1,019	1,111
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 20596	250	274
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 20606	205	227
			55,634

	Total mortgage-backed obligations		1,451,531

162American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations 3.35%

Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 20253,6	$ 2,210	$ 2,373
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 20253,6	2,755	2,979
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20263,6	7,689	8,028
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 20273,6	3,445	3,448
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 20273,6	531	532
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 20273,6	2,427	2,505
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 20273,6	193	193
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 20273,6	623	661
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 20273,6	1,279	1,397
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 20263,6	2,602	2,649
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 20263,6	2,500	2,578
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 20273,6	1,465	1,467
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 20273,6	806	805
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20226	236	236
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 20276	997	1,001
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 20276	1,109	1,117
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 20276	2,613	2,643
Ballyrock, Ltd., Series 2019-2A, Class A1AR,
(3-month USD-LIBOR + 1.00%) 1.155% 20303,6,7	575	575
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 20463,6	4,639	4,678
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 20463,6	529	534
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20256	400	417
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 20266	210	209
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 20276	206	205
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20603,6	10,894	11,080
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20603,6	2,076	2,110
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 20603,6	3,567	3,631
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 20603,6	386	392
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20613,6	6,360	6,409
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 20613,6	2,014	2,034
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 20453,6	2,825	2,845
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 20453,6	5,890	5,950
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 20463,6	4,615	4,586
CLI Funding V LLC, Series 2021-1A, Class B, 2.38% 20463,6	518	514
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20243,6	726	731
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20253,6	743	752
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20253,6	1,125	1,158
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20253,6	3,045	3,112
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 20263,6	694	694
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 20263,6	590	587
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20293,6	7,411	7,542
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 20303,6	1,900	1,905
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 20256	2,524	2,530
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20256	4,910	5,003
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20256	4,610	4,676
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20266	4,020	4,183
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 20276	5,369	5,396
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 20296	4,053	4,081
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20253,6	880	892
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20253,6	1,915	1,981
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20253,6	2,565	2,599
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20253,6	4,250	4,387
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 20263,6	825	825
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 20263,6	449	448
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 20263,6	817	825
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 20273,6	1,179	1,183
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 20273,6	1,231	1,236
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 20273,6	832	837
American Funds Insurance Series	163

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO,
(3-month USD-LIBOR + 1.00%) 1.184% 20293,6,7	$ 400	$ 400
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 20453,6	592	594
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20243,6	5,000	5,064
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20243,6	2,145	2,168
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 20243,6	2,040	2,055
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 20256	1,663	1,665
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 20256	780	788
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 20253,6	900	926
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20253,6	5,000	5,161
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20253,6	6,000	6,213
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 20266	1,807	1,812
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 20266	1,012	1,030
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 20276	2,612	2,612
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20373,6	18,121	18,111
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20303,6	17,675	18,771
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20313,6	1,127	1,171
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20313,6	30,070	32,472
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20246	2,625	2,687
Freedom Financial, Series 2021-2, Class A, 0.68% 20283,6	1,880	1,881
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 20453,6	2,622	2,671
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 20463,6	1,672	1,682
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 20463,6	186	188
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 20403,6	3,535	3,574
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 20413,6	11,721	11,686
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 20246	301	311
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 20246	425	443
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 20253,6	18,033	18,104
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 20253,6	1,171	1,176
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 20253,6	810	814
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 20273,6	19,539	19,606
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 20273,6	1,264	1,271
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 20273,6	859	865
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B,
3.94% 20223,6	10	10
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A,
2.65% 20223,6	281	282
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A,
2.67% 20253,6	758	762
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A,
3.42% 20253,6	430	430
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 1.186% 20303,6,7	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 1.334% 20293,6,7	1,050	1,050
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20693,6	6,263	6,282
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20623,6	8,260	8,271
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 20623,6	18,392	18,457
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 1.146% 20303,6,7	275	275
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1,
(3-month USD-LIBOR + 0.97%) 1.158% 20273,6,7	1,106	1,107
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1,
(3-month USD-LIBOR + 1.05%) 1.238% 20273,6,7	1,933	1,934
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 1.147% 20283,6,7	2,209	2,211
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 1.055% 20293,6,7	450	450
PFS Financing Corp., Series 2021-B, Class A, 0.775% 20263,6	7,884	7,851

164American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20243,6	$ 2,190	$ 2,228
	Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20253,6	1,355	1,390
	Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 20256	1,510	1,513
	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 20256	3,110	3,214
	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 20266	2,812	2,819
	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 20266	3,344	3,375
	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 20266	2,211	2,241
	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 20276	1,802	1,806
	Slam, Ltd., Series 2021-1, Class A, 2.434% 20463,6	2,914	2,921
	Slam, Ltd., Series 2021-1, Class B, 3.422% 20463,6	537	545
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
	(3-month USD-LIBOR + 1.08%) 1.264% 20303,6,7	475	475
	TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 20453,6	3,584	3,619
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 20453,6	2,638	2,662
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 20453,6	5,297	5,393
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 20463,6	7,061	7,003
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 20463,6	5,960	6,052
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 20463,6	424	422
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20313,6	6,000	6,330
	Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 20453,6	12,060	12,156
	Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 20463,6	4,831	4,814
	Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 20463,6	398	396
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 20253,6	1,557	1,572
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 20263,6	1,690	1,691
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 20263,6	2,181	2,183
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 20263,6	1,446	1,447
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 20263,6	3,023	3,063
			437,918
Municipals 1.71%

California	G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,312
0.06%	High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,838

			7,150

Illinois	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
1.57%	Series 2010-C, 6.319% 2029	65	80
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2009-E, 6.138% 2039	30,835	37,690
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-D, 6.519% 2040	8,945	11,436
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds
	(Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,418
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	764
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,220
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	16,192	17,308
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	125,902
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,946
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,438
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,435

			205,637

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.05%	Series 2021-C, 2.202% 2034	6,390	6,459

American Funds Insurance Series	165

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)						Principal amount	Value
						(000)	(000)

	Municipals (continued)

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.03%	Series 2020-B, 3.236% 2052					$4,075	$4,170

	Total municipals						223,416
Bonds & notes of governments & government agencies outside the U.S. 0.82%

	Colombia (Republic of) 5.75% 2027					COP24,813,800	6,335
	Dominican Republic 5.95% 20273					$8,100	9,129
	Panama Bonos Del Tesoro 3.362% 2031					15,625	15,685
	Paraguay (Republic of) 5.00% 2026					1,250	1,427
	Peru (Republic of) 5.94% 2029					PEN6,005	1,709
	Peru (Republic of) 2.783% 2031					$3,790	3,871
	Peru (Republic of) 6.15% 2032					PEN5,695	1,553
	Philippines (Republic of) 3.20% 2046					$4,900	4,924
	Portuguese Republic 5.125% 2024					24,775	28,148
	PT Indonesia Asahan Aluminium Tbk 5.23% 20213					1,862	1,895
	PT Indonesia Asahan Aluminium Tbk 5.71% 20233					1,020	1,128
	PT Indonesia Asahan Aluminium Tbk 4.75% 20253					1,270	1,403
	PT Indonesia Asahan Aluminium Tbk 5.45% 20303					340	396
	PT Indonesia Asahan Aluminium Tbk 5.80% 20503					1,150	1,362
	Qatar (State of) 4.50% 20283					5,100	6,028
	Qatar (State of) 5.103% 20483					3,400	4,522
	Saudi Arabia (Kingdom of) 3.628% 20273					5,000	5,516
	Saudi Arabia (Kingdom of) 3.625% 20283					11,435	12,658
							107,689
	Federal agency bonds & notes 0.10%

	Fannie Mae 2.125% 20261					11,910	12,620
	Total bonds, notes & other debt instruments (cost: $12,255,833,000)						12,682,238
	Short-term securities 8.82%					Shares

	Money market investments 8.82%

	Capital Group Central Cash Fund 0.04%11,12					11,531,431	1,153,143
	Total short-term securities (cost: $1,153,188,000)						1,153,143

	Total investment securities 105.87% (cost: $13,409,021,000)						13,835,381
	Other assets less liabilities (5.87)%						(767,671)

	Net assets 100.00%						$13,067,710
Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount13	6/30/202114	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

	90 Day Euro Dollar Futures	Long	2,010	December 2022	$ 502,500	$499,887	$27
	2 Year U.S. Treasury Note Futures	Long	1,886	October 2021	377,200	415,524	(442)
	5 Year U.S. Treasury Note Futures	Long	6,253	October 2021	625,300	771,806	(1,738)
	10 Year U.S. Treasury Note Futures	Short	3,423	September 2021	(342,300)	(453,548)	(1,223)
	10 Year Ultra U.S. Treasury Note Futures	Short	8,245	September 2021	(824,500)	(1,213,690)	(17,860)

166American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Futures contracts (continued)

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount13	6/30/202114	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

20 Year U.S. Treasury Bond Futures		Long	1,761	September 2021	$ 176,100	$283,081	$6,401
30 Year Ultra U.S. Treasury Bond Futures		Long	1,486	September 2021	148,600	286,334	8,734

							$(6,101)
Forward currency contracts

							Unrealized
Contract amount							appreciation
							(depreciation)

Purchases	Sales				Settlement		at 6/30/2021
(000)	(000)		Counterparty		date		(000)

USD1,704	PEN6,550		Morgan Stanley		7/6/2021		$ 2
PEN6,550	USD1,707		Morgan Stanley		7/6/2021		(5)
USD6,649	COP24,638,500		Goldman Sachs		7/19/2021		90
USD1,711	PEN6,550		Morgan Stanley		8/6/2021		5
USD1,704	PEN6,550		Morgan Stanley		9/3/2021		(3)

							$89
Swap contracts

Interest rate swaps						Upfront	Unrealized

					Value at	premium	depreciation
		Expiration		Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay		date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	1.972%	4/26/2051		$23,200	$(1,234)	$421	$ (1,655)
3-month USD-LIBOR	1.9855%	4/26/2051		34,500	(1,949)	516	(2,465)
3-month USD-LIBOR	1.953%	4/27/2051		23,100	(1,122)	523	(1,645)
3-month USD-LIBOR	1.9895%	4/27/2051		35,700	(2,051)	501	(2,552)
3-month USD-LIBOR	1.9778%	4/28/2051		13,500	(737)	227	(964)
3-month USD-LIBOR	2.0295%		5/5/2051	30,800	(2,070)	—	(2,070)
3-month USD-LIBOR	1.759%	6/24/2051		27,250	(39)	—	(39)

						$2,188	$(11,390)
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
						Upfront	Unrealized
					Value at	premium	appreciation
Receive/			Expiration	Notional	6/30/2021	paid	at 6/30/2021
Payment frequency	Pay		date	(000)	(000)	(000)	(000)

1.00%/Quarterly	CDX.NA.IG.36		6/20/2026	$79,545	$2,020	$1,932	$88
American Funds Insurance Series	167

The Bond Fund of America (formerly Bond Fund) (continued)

Investments in affiliates12

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 8.82%
Money market investments 8.82%
Capital Group Central Cash Fund 0.04%11	$2,690,045	$3,231,675	$4,768,460	$(54)	$(63)	$1,153,143	$990

1All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,469,000, which represented .29% of the net assets of the fund.

2Index-linked bond whose principal amount moves with a government price index.

3Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,451,982,000, which represented 11.11% of the net assets of the fund.

4Step bond; coupon rate may change at a later date.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Amount less than one thousand.

9Purchased on a TBA basis.

10Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $25,588,000, which represented .20% of the net assets of the fund.

11Rate represents the seven-day yield at 6/30/2021.

12Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

13Notional amount is calculated based on the number of contracts and notional contract size.

14Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

COP = Colombian pesos

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

168American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 93.11%		Principal amount	Value
		(000)	(000)

Euros	Allianz SE 4.75% perpetual bonds
17.03%	(3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	€ 4,200	$ 5,496
	Altria Group, Inc. 1.00% 2023	1,020	1,229
	Altria Group, Inc. 1.70% 2025	1,600	1,997
	Altria Group, Inc. 2.20% 2027	2,900	3,717
	American Honda Finance Corp. 1.60% 2022	620	747
	American Honda Finance Corp. 1.95% 2024	560	709
	American Tower Corp. 0.45% 2027	2,525	2,998
	American Tower Corp. 0.875% 2029	1,470	1,759
	AT&T, Inc. 1.60% 2028	2,350	2,990
	Bank of America Corp. 3.648% 2029
	(3-month EUR-EURIBOR + 3.67% on 3/31/2028)1,2	5,000	7,169
	Barclays Bank PLC 6.625% 2022	1,070	1,333
	CaixaBank, SA 2.25% 2030
	(5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)1	2,400	2,984
	Comcast Corp. 0.25% 2027	1,250	1,490
	Cote d'Ivoire (Republic of) 5.25% 2030	900	1,118
	Cote d'Ivoire (Republic of) 5.875% 2031	840	1,073
	Deutsche Telekom International Finance BV 7.50% 2033	200	411
	Dow Chemical Co. 0.50% 2027	1,110	1,327
	Egypt (Arab Republic of) 5.625% 2030	745	890
	European Financial Stability Facility 0.40% 2025	6,000	7,329
	European Union 0% 2031	1,905	2,255
	European Union 0% 2035	220	249
	European Union 0.20% 2036	390	451
	French Republic O.A.T. 0% 2030	27,070	32,005
	Germany (Federal Republic of) 0% 2030	14,570	17,788
	Germany (Federal Republic of) 0% 2030	5,950	7,250
	Germany (Federal Republic of) 0% 2036	5,150	6,058
	Germany (Federal Republic of) 0% 2050	9,240	10,076
	Goldman Sachs Group, Inc. 3.375% 20252	5,000	6,650
	Goldman Sachs Group, Inc. 1.00% 20332	2,705	3,216
	Greece (Hellenic Republic of) 3.375% 2025	21,435	28,649
	Greece (Hellenic Republic of) 0.75% 2031	1,660	1,955
	Greece (Hellenic Republic of) 1.875% 2052	1,690	2,108
	Groupe BPCE SA 4.625% 2023	1,200	1,560
	Groupe BPCE SA 1.00% 2025	2,900	3,557
	Honeywell International, Inc. 0.75% 2032	370	446
	Intesa Sanpaolo SpA 6.625% 2023	510	685
	Ireland (Republic of) 0.20% 2030	900	1,081
	Israel (State of) 2.875% 2024	1,180	1,514
	Israel (State of) 1.50% 2027	775	994
	Israel (State of) 1.50% 2029	725	943
	Italy (Republic of) 1.85% 2025	21,390	27,267
	Italy (Republic of) 0.95% 2027	1,745	2,149
	Italy (Republic of) 0.25% 2028	15,970	18,755
	Italy (Republic of) 2.80% 2028	5,828	8,076
	Italy (Republic of) 1.35% 2030	1,657	2,081
	Italy (Republic of) 1.65% 2030	7,400	9,500
	JPMorgan Chase & Co. 0.389% 2028
	(3-month EUR-EURIBOR + 0.65% on 2/24/2027)1,2	3,208	3,819
	Latvia (Republic of) 0% 2031	1,280	1,499
	Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)1	2,400	2,948
	Morocco (Kingdom of) 3.50% 2024	1,400	1,819
	Morocco (Kingdom of) 1.375% 2026	1,130	1,361
	Morocco (Kingdom of) 2.00% 2030	1,285	1,512
	Morocco (Kingdom of) 1.50% 2031	4,100	4,574
	Petroleos Mexicanos 5.50% 2025	2,520	3,279
	Philippines (Republic of) 0.25% 2025	1,470	1,751
	Philippines (Republic of) 0.70% 2029	940	1,111
	Portuguese Republic 0.475% 2030	1,610	1,947
	Quebec (Province of) 0.25% 2031	920	1,090
American Funds Insurance Series	169

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Euros	Romania 3.624% 2030	€7,175	$ 9,855
(continued)	Romania 2.00% 2032	1,605	1,928
	Romania 2.00% 2033	6,910	8,146
	Romania 3.375% 2038	4,170	5,432
	Russian Federation 2.875% 2025	4,500	5,840
	Serbia (Republic of) 3.125% 2027	11,497	15,193
	Serbia (Republic of) 1.50% 2029	4,943	5,918
	Spain (Kingdom of) 0.80% 2027	2,280	2,844
	Spain (Kingdom of) 1.45% 2029	1,890	2,467
	Spain (Kingdom of) 1.25% 2030	4,740	6,087
	Spain (Kingdom of) 0.50% 2031	765	909
	Spain (Kingdom of) 2.70% 2048	850	1,323
	State Grid Europe Development PLC 1.50% 2022	194	232
	State Grid Overseas Investment, Ltd. 1.25% 2022	765	917
	State Grid Overseas Investment, Ltd. 1.375% 2025	441	546
	State Grid Overseas Investment, Ltd. 2.125% 2030	200	260
	Stryker Corp. 0.25% 2024	480	575
	Stryker Corp. 0.75% 2029	980	1,190
	Stryker Corp. 1.00% 2031	450	551
	Takeda Pharmaceutical Company, Ltd. 2.25% 2026	2,275	2,984
	Tunisia (Republic of) 6.75% 2023	5,209	5,993
	Turkey (Republic of) 4.375% 2027	950	1,119
	Ukraine 6.75% 2026	4,344	5,632
	Ukraine 4.375% 2030	2,705	3,003
	Verizon Communications, Inc. 0.375% 2029	3,470	4,082

			363,820

Japanese yen	Export-Import Bank of India 0.59% 2022	¥ 400,000	3,593
10.19%	Goldman Sachs Group, Inc. 2.80% 20222	100,000	914
	Groupe BPCE SA 0.64% 2022	400,000	3,610
	Indonesia (Republic of) 0.54% 2022	100,000	903
	Intesa Sanpaolo SpA 1.36% 2022	600,000	5,429
	Japan, Series 19, 0.10% 20243	1,844,567	16,863
	Japan, Series 18, 0.10% 20243	1,024,182	9,354
	Japan, Series 20, 0.10% 20253	680,720	6,235
	Japan, Series 21, 0.10% 20263	989,215	9,098
	Japan, Series 346, 0.10% 2027	2,525,700	22,984
	Japan, Series 23, 0.10% 20283	1,993,182	18,413
	Japan, Series 356, 0.10% 2029	3,529,000	32,083
	Japan, Series 24, 0.10% 20293	1,608,477	14,895
	Japan, Series 116, 2.20% 2030	576,100	6,178
	Japan, Series 145, 1.70% 2033	1,851,000	19,739
	Japan, Series 152, 1.20% 2035	1,442,500	14,712
	Japan, Series 21, 2.30% 2035	720,000	8,378
	Japan, Series 173, 0.40% 2040	492,000	4,410
	Japan, Series 37, 0.60% 2050	694,500	6,129
	Japan, Series 70, 0.70% 2051	335,500	3,028
	KT Corp. 0.38% 2021	200,000	1,800
	Philippines (Republic of) 0.001% 2024	900,000	8,048
	United Mexican States 0.62% 2022	100,000	903

			217,699

Chinese yuan	Agricultural Development Bank of China 3.75% 2029	CNY9,850	1,548
renminbi	Agricultural Development Bank of China 2.96% 2030	90,980	13,498
9.06%	China (People's Republic of), Series 1916, 3.12% 2026	85,830	13,383
	China (People's Republic of), Series INBK, 2.85% 2027	79,290	12,141
	China (People's Republic of), Series IMBK, 3.28% 2027	1,650	259
	China (People's Republic of), Series 1906, 3.29% 2029	73,800	11,573
	China (People's Republic of), Series INBK, 3.27% 2030	58,490	9,174
	China (People's Republic of), Series 1910, 3.86% 2049	205,560	32,810

170American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Chinese yuan	China (People's Republic of), Series INBK, 3.39% 2050	CNY17,330	$ 2,543
renminbi	China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,349
(continued)	China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,624
	China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,841
	China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,723
	China Development Bank Corp., Series 2004, 3.43% 2027	192,390	29,880
	China Development Bank Corp., Series 1805, 4.04% 2028	131,350	21,044
	China Development Bank Corp., Series 1805, 4.88% 2028	33,380	5,605
	China Development Bank Corp., Series 1905, 3.48% 2029	128,200	19,817
	China Development Bank Corp., Series 2005, 3.07% 2030	78,250	11,707

			193,519

British pounds	American Honda Finance Corp. 0.75% 2026	£1,420	1,939
3.36%	France Télécom 5.375% 2050	300	676
	Lloyds Banking Group PLC 7.625% 2025	655	1,125
	United Kingdom 2.75% 2024	1,210	1,810
	United Kingdom 4.25% 2027	2,800	4,801
	United Kingdom 0.375% 2030	4,970	6,643
	United Kingdom 4.75% 2030	14,360	27,157
	United Kingdom 0.625% 2035	9,062	11,808
	United Kingdom 0.875% 2046	6,030	7,675
	United Kingdom 0.625% 2050	2,805	3,299
	United Kingdom 1.25% 2051	3,560	4,930

			71,863

Danish kroner	Nordea Kredit 0.50% 20404	DKr19,129	2,924
2.49%	Nykredit Realkredit AS, Series 01E, 0.50% 20404	144,109	22,106
	Nykredit Realkredit AS, Series 01E, 0.50% 20434	184,657	28,091
			53,121

Brazilian reais	Brazil (Federative Republic of) 0% 2021	BRL147,000	29,191
2.43%	Brazil (Federative Republic of) 6.00% 20223	57,071	11,998
	Brazil (Federative Republic of) 6.00% 20243	49,223	10,680
			51,869

Canadian dollars	Canada 1.00% 2022	C$1,050	854
2.10%	Canada 2.25% 2025	15,900	13,544
	Canada 0.25% 2026	5,800	4,524
	Canada 2.25% 2029	26,105	22,667
	Canada 2.75% 2048	3,500	3,388

			44,977

Mexican pesos	Petr÷leos Mexicanos 7.19% 2024	MXN83,847	3,986
1.96%	Petr÷leos Mexicanos 7.47% 2026	95,267	4,293
	United Mexican States, Series M, 7.50% 2027	412,420	21,583
	United Mexican States, Series M20, 8.50% 2029	140,400	7,757
	United Mexican States, Series M30, 8.50% 2038	21,100	1,171
	United Mexican States, Series M, 8.00% 2047	56,500	2,992

			41,782

Russian rubles	Russian Federation 7.00% 2023	RUB430,300	5,919
1.67%	Russian Federation 7.15% 2025	436,320	6,033
	Russian Federation 6.90% 2029	403,750	5,501
	Russian Federation 7.65% 2030	712,330	10,141
	Russian Federation 5.90% 2031	79,600	1,000
American Funds Insurance Series	171

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Russian rubles	Russian Federation 8.50% 2031	RUB82,440	$ 1,244
(continued)	Russian Federation 7.70% 2033	295,840	4,244
	Russian Federation 7.25% 2034	121,920	1,691

			35,773

Australian dollars	Australia (Commonwealth of), Series 163, 1.00% 2031	A$32,670	23,263
1.23%	Australia (Commonwealth of), Series 162, 1.75% 2051	4,620	3,067

			26,330

Malaysian	Malaysia (Federation of), Series 0310, 4.498% 2030	MYR8,420	2,217
ringgits	Malaysia (Federation of), Series 0418, 4.893% 2038	45,447	11,887
1.09%	Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	9,134

			23,238

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,679
0.70%	Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	522
	Indonesia (Republic of), Series 59, 7.00% 2027	11,000,000	805
	Indonesia (Republic of), Series 78, 8.25% 2029	53,220,000	4,098
	Indonesia (Republic of), Series 82, 7.00% 2030	39,572,000	2,827
	Indonesia (Republic of), Series 87, 6.50% 2031	17,649,000	1,210
	Indonesia (Republic of), Series 74, 7.50% 2032	7,073,000	516
	Indonesia (Republic of), Series 65, 6.625% 2033	17,683,000	1,217
	Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,092

			14,966

Colombian pesos	Colombia (Republic of) 5.75% 2027	COP14,059,000	3,589
0.52%	Colombia (Republic of) 7.25% 2050	31,167,000	7,607

			11,196

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	4,582
0.43%	South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	4,701

			9,283

Indian rupees	India (Republic of) 5.15% 2025	INR331,570	4,382
0.38%	National Highways Authority of India 7.17% 2021	220,000	3,005
	National Highways Authority of India 7.27% 2022	50,000	691

			8,078

Czech korunas	Czech Republic 0% 2024	CZK72,100	3,197
0.37%	Czech Republic 1.25% 2025	102,510	4,723

			7,920

Ukrainian hryvnia	Ukraine 16.06% 2022	UAH86,536	3,358
0.35%	Ukraine 17.00% 2022	60,180	2,331
	Ukraine 17.25% 2022	47,384	1,819

			7,508

Norwegian kroner	Norway (Kingdom of) 1.75% 2025	NKr56,450	6,735
0.32%

172American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Ghanaian cedi	Ghana (Republic of) 18.85% 2023	GHS15,260	$2,723
0.13%

South African rand	South Africa (Republic of) 8.00% 2030	ZAR7,920	527
0.11%	South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,831

			2,358

Peruvian	Peru (Republic of) 6.15% 2032	PEN5,980	1,631
nuevos soles

0.08%

Polish zloty	Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	1,407
0.07%

Romanian leu	Romania 4.75% 2025	RON5,000	1,295
0.06%

U.S. dollars	7-Eleven, Inc. 0.95% 20262	$ 520	511
36.98%	7-Eleven, Inc. 1.80% 20312	2,015	1,929
	Abbott Laboratories 3.40% 2023	137	146
	AbbVie, Inc. 2.90% 2022	1,170	1,209
	AbbVie, Inc. 3.20% 2022	200	207
	Abu Dhabi (Emirate of) 2.50% 20252	2,195	2,335
	ACE INA Holdings, Inc. 2.875% 2022	195	201
	ACE INA Holdings, Inc. 3.35% 2026	195	214
	ACE INA Holdings, Inc. 4.35% 2045	425	538
	Advisor Group Holdings, LLC 6.25% 20282	425	449
	Aetna, Inc. 2.80% 2023	340	354
	Affinity Gaming 6.875% 20272	390	415
	AG Merger Sub II, Inc. 10.75% 20272	311	346
	Albertsons Companies, Inc. 3.50% 20292	125	124
	Alcoa Netherlands Holding BV 5.50% 20272	200	217
	Alcoa Netherlands Holding BV 4.125% 20292	75	78
	Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	1,939
	Alliant Holdings Intermediate, LLC 6.75% 20272	410	431
	Allied Universal Holdco LLC 9.75% 20272	325	358
	Allied Universal Holdco LLC 6.00% 20292	500	508
	Allison Transmission Holdings, Inc. 3.75% 20312	100	98
	Allstate Corp. 0.75% 2025	1,563	1,548
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20255,6	650	658
	Altice France SA 5.125% 20292	200	201
	Altice NV 7.50% 20262	50	52
	Altria Group, Inc. 5.95% 2049	131	168
	Amazon.com, Inc. 1.50% 2030	2,040	1,996
	Amazon.com, Inc. 2.50% 2050	2,500	2,368
	American Airlines, Inc. 5.50% 20262	200	212
	American Airlines, Inc. 5.75% 20292	200	217
	American Campus Communities, Inc. 3.75% 2023	1,810	1,898
	American Campus Communities, Inc. 4.125% 2024	1,195	1,301
	American Campus Communities, Inc. 3.875% 2031	514	571
	American Electric Power Company, Inc. 1.00% 2025	250	248
	Amgen, Inc. 1.90% 2025	580	601
	Amgen, Inc. 2.20% 2027	445	462
	Amipeace, Ltd. 2.50% 2024	4,100	4,298
	Anglo American Capital PLC 2.25% 20282	454	460
	Anglo American Capital PLC 3.95% 20502	521	567
	Angola (Republic of) 9.50% 2025	2,400	2,634
American Funds Insurance Series	173

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Anheuser-Busch InBev NV 4.75% 2029	$2,535	$3,022
(continued)	Anheuser-Busch InBev NV 4.50% 2050	2,250	2,743
	Antero Resources Corp. 5.375% 20302	80	82
	Apache Corp. 4.625% 2025	100	108
	Apache Corp. 4.375% 2028	171	182
	Apache Corp. 5.10% 2040	100	105
	Apollo Commercial Real Estate Finance, Inc. 4.625% 20292	325	321
	Apple, Inc. 3.35% 2027	1,075	1,195
	Apple, Inc. 2.40% 2050	1,100	1,034
	Ardagh Group SA 6.50% 20272,7	210	221
	Ardagh Metal Packaging Finance USA LLC 4.00% 20292	200	199
	Ardagh Packaging Finance 5.25% 20272	200	204
	Aretec Escrow Issuer, Inc. 7.50% 20292	495	511
	Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)1	1,921	693
	Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)1	3,025	965
	Arthur J. Gallagher & Co. 2.50% 2031	208	210
	Arthur J. Gallagher & Co. 3.50% 2051	34	36
	Ascent Resources - Utica LLC 8.25% 20282	230	253
	Ascent Resources - Utica LLC 5.875% 20292	100	100
	Associated Materials, LLC 9.00% 20252	400	425
	AssuredPartners, Inc. 7.00% 20252	200	205
	AssuredPartners, Inc. 5.625% 20292	230	230
	AstraZeneca Finance LLC 1.75% 2028	685	685
	AstraZeneca Finance LLC 2.25% 2031	100	102
	AstraZeneca PLC 3.50% 2023	2,700	2,869
	AstraZeneca PLC 3.00% 2051	657	681
	Atkore, Inc. 4.25% 20312	135	137
	ATS Automation Tooling Systems, Inc. 4.125% 20282	230	236
	Avantor Funding, Inc. 4.625% 20282	200	211
	Avis Budget Car Rental, LLC 5.75% 20272	185	193
	Avis Budget Group, Inc. 5.25% 20252	75	76
	Avis Budget Group, Inc. 4.75% 20282	100	103
	Avis Budget Group, Inc. 5.375% 20292	95	99
	Axalta Coating Systems LLC 4.75% 20272	200	210
	Axiata SPV2 Bhd. 2.163% 2030	651	643
	Azul Investments LLP 7.25% 20262	300	295
	B&G Foods, Inc. 5.25% 2025	100	103
	B&G Foods, Inc. 5.25% 2027	210	219
	Baidu, Inc. 3.425% 2030	675	732
	Banff Merger Sub, Inc. 9.75% 20262	210	221
	Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)1	847	887
	Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)1	7,710	7,645
	Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)1	4,600	4,639
	Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)1	3,745	3,776
	Bausch Health Companies, Inc. 9.25% 20262	795	866
	Bausch Health Companies, Inc. 5.75% 20272	200	213
	Bausch Health Companies, Inc. 4.875% 20282	245	251
	Bausch Health Companies, Inc. 5.00% 20282	215	204
	Bausch Health Companies, Inc. 5.25% 20312	235	220
	Bayer AG 3.375% 20242	840	903
	Bayer US Finance II LLC 4.25% 20252	203	226
	Bayerische Motoren Werke AG 2.95% 20222	3,675	3,755
	Bayerische Motoren Werke AG 3.90% 20252	900	993
	Bayerische Motoren Werke AG 4.15% 20302	900	1,051
	Beasley Mezzanine Holdings, LLC 8.625% 20262	125	127
	Belarus (Republic of) 7.625% 2027	2,100	2,055
	Berkshire Hathaway Energy Company 2.85% 2051	300	291
	Black Knight, Inc. 3.625% 20282	335	334
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 20252	120	130
	BMC Software, Inc. 7.125% 20252	70	75
	BMC Software, Inc. 9.125% 20262	150	159
	BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)1,2	1,275	1,310

174American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Boeing Company 5.15% 2030	$4,000	$4,740
(continued)	Bombardier, Inc. 6.125% 20232	65	69
	Bombardier, Inc. 7.50% 20252	125	129
	Bombardier, Inc. 7.125% 20262	175	183
	Bombardier, Inc. 7.875% 20272	325	338
	Bombardier, Inc. 7.45% 20342	125	134
	Booz Allen Hamilton, Inc. 4.00% 20292	15	15
	Boyd Gaming Corp. 4.75% 2027	220	228
	Boyd Gaming Corp. 4.75% 20312	90	93
	Boyne USA, Inc. 4.75% 20292	45	47
	BP Capital Markets America, Inc. 2.939% 2051	2,280	2,188
	Brandywine Operating Partnership LP 3.95% 2023	190	198
	Braskem SA 4.50% 20302	745	778
	Brightstar Escrow Corp. 9.75% 20252	180	194
	Bristow Group, Inc. 6.875% 20282	175	179
	British American Tobacco PLC 2.789% 2024	1,150	1,209
	British American Tobacco PLC 3.215% 2026	955	1,014
	British American Tobacco PLC 3.557% 2027	1,545	1,655
	British American Tobacco PLC 3.462% 2029	1,150	1,216
	British American Tobacco PLC 4.758% 2049	894	971
	Broadcom, Inc. 3.15% 2025	212	227
	Broadcom, Inc. 4.15% 2030	1,450	1,628
	Broadcom, Inc. 3.419% 20332	698	734
	Broadcom, Inc. 3.469% 20342	48	51
	Broadcom, Inc. 3.75% 20512	926	968
	BroadStreet Partners, Inc. 5.875% 20292	250	256
	Brookfield Property REIT, Inc. 5.75% 20262	820	863
	Brookfield Residential Properties, Inc. 5.00% 20292	100	101
	Burger King Corp. 3.875% 20282	150	152
	BWX Technologies, Inc. 4.125% 20292	265	270
	Cablevision Systems Corp. 6.75% 2021	950	971
	Caesars Entertainment, Inc. 6.25% 20252	50	53
	California Resources Corp. 7.125% 20262	100	105
	Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,431
	Carnival Corp. 11.50% 20232	2,630	2,963
	Carrier Global Corp. 2.242% 2025	530	551
	Carrols Restaurant Group, Inc. 5.875% 20292	130	129
	Carvana Co. 5.50% 20272	70	72
	Catalent, Inc. 3.125% 20292	75	73
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20262	159	165
	CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,925
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20302	975	1,016
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20302	165	175
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20312	305	311
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	100	104
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20332	282	289
	CEC Entertainment, Inc. 6.75% 20262	200	206
	Centene Corp. 4.25% 2027	200	211
	Centene Corp. 2.45% 2028	105	107
	Centene Corp. 4.625% 2029	405	446
	Centene Corp. 2.50% 2031	155	153
	Central Garden & Pet Co. 4.125% 2030	99	101
	Central Garden & Pet Co. 4.125% 20312	120	122
	Charles River Laboratories International, Inc. 4.25% 20282	150	155
	Charles River Laboratories International, Inc. 3.75% 20292	30	30
	Cheniere Energy Partners LP 5.625% 2026	100	104
	Cheniere Energy Partners LP 4.50% 2029	210	226
	Cheniere Energy Partners LP 4.00% 20312	100	105
	Cheniere Energy, Inc. 4.625% 20282	405	428
	Chesapeake Energy Corp. 4.875% 20228	915	26
	Chesapeake Energy Corp. 5.50% 20262	100	106
	Chesapeake Energy Corp. 5.875% 20292	85	92
American Funds Insurance Series	175

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	$6,000	$6,016
(continued)	Cigna Corp. 4.125% 2025	830	931
	Cigna Corp. 2.40% 2030	380	388
	Cigna Corp. 2.375% 2031	2,977	3,022
	Cinemark USA, Inc. 5.875% 20262	75	79
	Cinemark USA, Inc. 5.25% 20282	100	103
	Cirsa Gaming Corp. SA 7.875% 20232	400	409
	Citigroup, Inc. 2.35% 2021	1,500	1,503
	Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)1	808	810
	Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)1	4,500	4,818
	Clarivate Science Holdings Corp. 3.875% 20282	110	111
	Clarivate Science Holdings Corp. 4.875% 20292	140	144
	Cleveland-Cliffs, Inc. 9.875% 20252	281	330
	Cleveland-Cliffs, Inc. 6.75% 20262	315	340
	Cleveland-Cliffs, Inc. 5.875% 2027	100	105
	Cleveland-Cliffs, Inc. 4.625% 20292	125	132
	Cleveland-Cliffs, Inc. 4.875% 20312	200	210
	CMS Energy Corp. 3.875% 2024	100	107
	CMS Energy Corp. 3.00% 2026	1,200	1,285
	CNX Resources Corp. 7.25% 20272	210	225
	CNX Resources Corp. 6.00% 20292	225	244
	Cogent Communications Group, Inc. 3.50% 20262	375	384
	Colombia (Republic of) 3.875% 2027	350	372
	Comcast Corp. 3.95% 2025	2,610	2,926
	Commonwealth Bank of Australia 2.688% 20312	4,650	4,653
	Community Health Systems, Inc. 5.625% 20272	90	96
	Community Health Systems, Inc. 6.00% 20292	230	246
	Compass Diversified Holdings 5.25% 20292	365	380
	Comstock Resources, Inc. 6.75% 20292	140	149
	Comstock Resources, Inc. 5.875% 20302	175	179
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)2,7,8	2,741	781
	Constellium SE 3.75% 20292	125	124
	Consumers Energy Co. 3.375% 2023	345	364
	Convey Park Energy LLC 7.50% 20252	125	130
	CoreCivic, Inc. 8.25% 2026	289	300
	CoreLogic, Inc. 4.50% 20282	584	580
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 20295,6	150	151
	Corporate Office Properties LP 2.75% 2031	1,212	1,223
	Costa Rica (Republic of) 6.125% 20312	640	680
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 20312	650	678
	Crédit Agricole SA 4.375% 20252	1,100	1,212
	Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	2,675	2,729
	Credit Suisse Group AG 2.95% 2025	875	937
	Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)1,2	1,000	1,032
	Crestwood Midstream Partners LP 6.00% 20292	150	157
	Crown Castle International Corp. 2.50% 2031	679	685
	CSX Corp. 3.80% 2050	75	86
	CSX Corp. 2.50% 2051	1,075	979
	CVR Partners LP 9.25% 20232	34	34
	CVR Partners LP 6.125% 20282	120	123
	CVS Health Corp. 3.50% 2022	430	442
	CVS Health Corp. 3.70% 2023	97	102
	DaimlerChrysler North America Holding Corp. 2.00% 20212	2,100	2,100
	Dana, Inc. 5.625% 2028	410	445
	Dana, Inc. 4.25% 2030	80	82
	Danske Bank AS 2.70% 20222	1,400	1,422
	Danske Bank AS 3.875% 20232	1,675	1,784
	Darling Ingredients, Inc. 5.25% 20272	210	221
	DaVita, Inc. 4.625% 20302	200	206
	DCP Midstream LP 7.375% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 5.148% on 12/15/2022)1	50	49
	Dell International LLC / EMC Corp. 8.10% 2036	110	168

176American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Dell International LLC / EMC Corp. 8.35% 2046	$ 81	$ 133
(continued)	Dell, Inc. 6.50% 2038	53	68
	Dell, Inc. 5.40% 2040	25	30
	Deluxe Corp. 8.00% 20292	150	163
	Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)1	850	863
	Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)1	1,500	1,598
	Deutsche Telekom International Finance BV 1.95% 20212	575	576
	Deutsche Telekom International Finance BV 2.82% 20222	1,675	1,693
	Deutsche Telekom International Finance BV 9.25% 2032	930	1,509
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20272,6,7,9,10	30	30
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20276,7,9,10	27	27
	Diamond Sports Group LLC 6.625% 20272	385	190
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 20235,6	108	106
	Diebold Nixdorf, Inc. 9.375% 20252	630	701
	Diebold, Inc. 8.50% 2024	150	154
	Discovery Communications, Inc. 3.625% 2030	468	511
	Diversified Healthcare Trust 4.375% 2031	300	288
	Dominican Republic 5.50% 20252	1,375	1,513
	Dominican Republic 8.625% 20272	225	276
	Dominican Republic 6.40% 20492	1,613	1,738
	DPL, Inc. 4.125% 2025	270	290
	DT Midstream, Inc. 4.125% 20292	185	188
	Duke Energy Corp. 3.75% 2024	550	592
	Duke Energy Progress, LLC 3.70% 2028	1,225	1,380
	Dun & Bradstreet Corp. 6.875% 20262	123	131
	Edison International 5.75% 2027	370	421
	Edison International 4.125% 2028	2,390	2,546
	Egypt (Arab Republic of) 7.50% 20272	2,200	2,478
	Elastic NV 4.125% 20292	75	75
	Electricité de France SA 4.875% 20382	795	979
	Element Solutions, Inc. 3.875% 20282	150	153
	Embarq Corp. 7.995% 2036	266	302
	EMD Finance LLC 2.95% 20222	225	228
	EMD Finance LLC 3.25% 20252	2,924	3,142
	Empire Communities Corp. 7.00% 20252	100	105
	Empresas Publicas de Medellin ESP 4.25% 20292	1,030	1,022
	Enbridge, Inc. 4.00% 2023	600	641
	Enbridge, Inc. 2.50% 2025	900	944
	Enbridge, Inc. 4.25% 2026	655	739
	Enbridge, Inc. 3.70% 2027	754	832
	Enbridge, Inc. 3.40% 2051	464	467
	Encompass Health Corp. 4.50% 2028	100	104
	Encompass Health Corp. 4.75% 2030	145	154
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 20272	551	563
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 20282	292	197
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20292	225	221
	Enel Finance International SA 2.75% 20232	5,000	5,187
	Enel Finance International SA 3.625% 20272	2,375	2,612
	Enel Finance International SA 3.50% 20282	1,800	1,974
	Energean Israel Finance, Ltd. 4.50% 20242	80	82
	Energizer Holdings, Inc. 4.375% 20292	210	211
	Energy Transfer Operating LP 5.00% 2050	5,567	6,447
	Energy Transfer Partners LP 4.20% 2027	110	122
	Energy Transfer Partners LP 6.00% 2048	70	89
	Energy Transfer Partners LP 6.25% 2049	910	1,196
	EnLink Midstream Partners, LLC 5.625% 20282	135	143
	ENN Energy Holdings, Ltd. 2.625% 20302	2,982	2,981
	Entergy Corp. 0.90% 2025	750	741
	Entergy Texas, Inc. 1.75% 2031	525	504
	EQM Midstream Partners LP 6.50% 20272	340	380
	EQM Midstream Partners LP 4.50% 20292	75	76
	EQM Midstream Partners LP 4.75% 20312	70	72
American Funds Insurance Series	177

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)1	$ 50	$ 65
(continued)	Equinix, Inc. 1.80% 2027	1,145	1,160
	Equinix, Inc. 2.15% 2030	9,390	9,339
	Essex Portfolio LP 3.50% 2025	2,835	3,071
	Essex Portfolio LP 3.375% 2026	885	960
	European Investment Bank 2.25% 2022	700	710
	Everi Holdings Inc. 5.00% 20292	55	56
	Exelon Corp., junior subordinated, 3.497% 20221	525	538
	Export-Import Bank of India 3.25% 2030	3,489	3,552
	Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 20224	1,024	1,042
	Fannie Mae Pool #MA2754 3.00% 20264	120	126
	Fannie Mae Pool #AB4281 3.00% 20274	19	20
	Fannie Mae Pool #AP7888 3.50% 20424	457	497
	Fannie Mae Pool #AQ0770 3.50% 20424	164	178
	Fannie Mae Pool #AO4151 3.50% 20424	157	170
	Fertitta Entertainment, Inc. 6.75% 20242	150	152
	Fidelity National Information Services, Inc. 2.25% 2031	47	47
	First Quantum Minerals, Ltd. 7.25% 20232	265	270
	First Quantum Minerals, Ltd. 7.50% 20252	495	515
	First Quantum Minerals, Ltd. 6.875% 20262	325	340
	First Quantum Minerals, Ltd. 6.875% 20272	440	480
	FirstEnergy Corp. 4.40% 20271	1,800	1,960
	FirstEnergy Corp. 3.40% 2050	240	236
	FirstEnergy Transmission LLC 2.866% 20282	2,325	2,411
	FMG Resources 4.375% 20312	325	348
	Ford Motor Credit Company LLC 3.81% 2024	530	555
	Ford Motor Credit Company LLC 5.125% 2025	1,035	1,141
	Ford Motor Credit Company LLC 2.90% 2028	200	199
	Ford Motor Credit Company LLC 4.00% 2030	125	131
	Fortress Transportation and Infrastructure Investors LLC 5.50% 20282	90	94
	France Télécom 9.00% 20311	2,434	3,832
	Freddie Mac Pool #ZS8588 3.00% 20304	75	80
	Freedom Mortgage Corp. 7.625% 20262	225	235
	Freeport-McMoRan, Inc. 3.875% 2023	75	78
	Freeport-McMoRan, Inc. 4.25% 2030	275	295
	Freeport-McMoRan, Inc. 5.45% 2043	100	122
	Fresnillo PLC 4.25% 20502	973	991
	Front Range BidCo, Inc. 6.125% 20282	200	205
	Frontier Communications Corp. 5.875% 20272	125	134
	Frontier Communications Corp. 5.00% 20282	125	129
	Frontier Communications Corp. 6.75% 20292	125	133
	Frontier Communications Holdings, LLC 5.875% 2029	400	408
	FS Energy and Power Fund 7.50% 20232	575	596
	FXI Holdings, Inc. 7.875% 20242	150	155
	FXI Holdings, Inc. 12.25% 20262	652	753
	Gartner, Inc. 4.50% 20282	150	159
	General Motors Company 6.125% 2025	117	139
	General Motors Financial Co. 5.20% 2023	1,190	1,282
	General Motors Financial Co. 1.05% 2024	725	729
	General Motors Financial Co. 2.40% 2028	2,250	2,286
	Genesis Energy LP 8.00% 2027	360	379
	Georgia (Republic of) 2.75% 20262	400	408
	Glencore Funding LLC 1.625% 20262	2,838	2,850
	Global Infrastructure Solutions, Inc. 5.625% 20292	250	260
	Global Payments, Inc. 1.20% 2026	817	810
	Global Payments, Inc. 2.90% 2030	683	712
	Goldman Sachs Group, Inc. 2.905% 2023
	(3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,200	1,230
	Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)1	1,080	1,078
	Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)1	2,510	2,566
	Goodyear Tire & Rubber Co. 5.00% 20292	210	220
	GPC Merger Sub, Inc. 7.125% 20282	210	227

178American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Grab Holding, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 20265,6	$ 75	$ 76
(continued)	Gray Television, Inc. 7.00% 20272	210	228
	Groupe BPCE SA 5.15% 20242	1,800	2,006
	Grupo Energia Bogota SA ESP 4.875% 20302	660	720
	Guara Norte SARL 5.198% 20342	197	205
	Hanesbrands, Inc. 4.625% 20242	85	90
	Hanesbrands, Inc. 5.375% 20252	86	91
	Hanesbrands, Inc. 4.875% 20262	245	265
	Harsco Corp. 5.75% 20272	360	378
	Harvest Midstream I LP 7.50% 20282	140	152
	HAT Holdings I LLC / HAT Holdings II LLC 3.375% 20262	150	151
	HCA, Inc. 5.375% 2025	55	62
	HCA, Inc. 5.875% 2026	125	145
	HCA, Inc. 5.625% 2028	315	374
	HCA, Inc. 5.25% 2049	170	217
	Hexion, Inc. 7.875% 20272	370	400
	Hightower Holding, LLC 6.75% 20292	85	87
	Hilcorp Energy I LP 5.75% 20292	80	84
	Hilcorp Energy I LP 6.00% 20312	45	48
	Hilton Grand Vacations Borrower LLC 5.00% 20292	450	461
	Hilton Worldwide Holdings, Inc. 4.00% 20312	130	131
	Howard Hughes Corp. 5.375% 20282	435	463
	Howard Hughes Corp. 4.125% 20292	205	206
	Howard Hughes Corp. 4.375% 20312	130	130
	Howmet Aerospace, Inc. 6.875% 2025	190	221
	HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)1	430	446
	HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)1	305	320
	HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)1	4,172	4,646
	HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)1	1,032	1,034
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 20226	200	154
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 20226	507	416
	Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 20236	408	304
	Huarong Finance 2017 Co., Ltd. 4.75% 2027	400	281
	Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 20236	976	730
	Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	148
	Huarong Finance II Co., Ltd. 5.00% 2025	607	439
	Huarong Finance II Co., Ltd. 5.50% 2025	880	653
	Huarong Finance II Co., Ltd. 4.875% 2026	600	423
	HUB International, Ltd. 7.00% 20262	275	286
	Hyundai Capital America 3.25% 20222	250	258
	Hyundai Capital America 0.875% 20242	1,200	1,195
	Hyundai Capital America 1.50% 20262	925	919
	Hyundai Capital America 2.375% 20272	1,284	1,315
	Hyundai Capital America 2.00% 20282	600	596
	Hyundai Capital Services, Inc. 3.75% 20232	2,450	2,572
	Imperial Tobacco Finance PLC 3.50% 20232	2,000	2,069
	Independence Energy Finance LLC 7.25% 20262	150	158
	Ingles Markets, Inc. 4.00% 20312	325	325
	International Game Technology PLC 6.50% 20252	500	561
	International Game Technology PLC 4.125% 20262	250	261
	International Game Technology PLC 5.25% 20292	200	215
	Intesa Sanpaolo SpA 5.017% 20242	3,270	3,560
	Inversiones Latin America Power 5.125% 20332	200	198
	Investment Energy Resources, Ltd. 6.25% 20292	200	217
	Iqvia, Inc. 5.00% 20272	200	210
	Iraq (Republic of) 6.752% 20232	545	559
	Iron Mountain, Inc. 5.25% 20302	290	307
	Iron Mountain, Inc. 4.50% 20312	100	101
	Israel (State of) 2.50% 2030	3,850	4,040
	Israel (State of) 2.75% 2030	1,135	1,213
	Israel (State of) 3.375% 2050	1,470	1,574
	Israel (State of) 3.875% 2050	795	922
American Funds Insurance Series	179

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	J2 Global, Inc. 4.625% 20302	$ 220	$ 228
(continued)	Jazz Securities DAC 4.375% 20292	200	208
	JBS Luxembourg SARL 3.625% 20322	200	200
	JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)1	6,710	6,628
	JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)1	1,722	1,732
	Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 20265,6	65	65
	KB Home 6.875% 2027	370	442
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	325	335
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	125	129
	Kenya (Republic of) 6.875% 2024	1,300	1,433
	Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,220
	Keurig Dr Pepper, Inc. 3.20% 2030	146	158
	Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,422
	Kimberly-Clark Corp. 1.05% 2027	770	754
	Kimberly-Clark Corp. 3.10% 2030	110	122
	Kraft Heinz Company 3.875% 2027	300	330
	Kraft Heinz Company 5.00% 2042	250	306
	Kraft Heinz Company 4.375% 2046	740	840
	Kronos Acquisition Holdings, Inc. 5.00% 20262	95	97
	Kronos Acquisition Holdings, Inc. 7.00% 20272	225	226
	Kuwait (State of) 2.75% 20222	3,550	3,615
	Lamar Media Corp. 3.75% 2028	210	214
	Lamar Media Corp. 3.625% 20312	75	73
	LD Holdings Group LLC 6.125% 20282	125	125
	Level 3 Financing, Inc. 3.75% 20292	125	122
	Levi Strauss & Co. 3.50% 20312	125	125
	LGI Homes, Inc. 4.00% 20292	105	106
	Liberty Global PLC 5.50% 20282	250	263
	Ligado Networks LLC 15.50% 2023 (100% PIK)2,7	243	240
	Lima Metro Line 2 Finance, Ltd. 5.875% 20342	1,027	1,200
	Lima Metro Line 2 Finance, Ltd. 5.875% 2034	703	822
	Lima Metro Line 2 Finance, Ltd. 4.35% 20362	630	654
	Limited Brands, Inc. 6.625% 20302	40	46
	Limited Brands, Inc. 6.875% 2035	25	32
	Lithia Motors, Inc. 3.875% 20292	90	93
	Lloyds Banking Group PLC 1.326% 2023
	(1-year UST Yield Curve Rate T Note Constant Maturity on 6/15/2022)1	1,825	1,840
	Lloyds Banking Group PLC 1.627% 2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)1	7,000	7,008
	LPL Financial Holdings, Inc. 4.625% 20272	395	410
	LPL Financial Holdings, Inc. 4.375% 20312	110	112
	LSB Industries, Inc. 9.625% 20232	760	782
	LSC Communications, Inc. 8.75% 20232,8,9,10	431	23
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 20262	155	161
	Magic MergerCo, Inc. 5.25% 20282	150	154
	Magic MergerCo, Inc. 7.875% 20292	150	155
	Mallinckrodt PLC 10.00% 20252	1,190	1,331
	Marriott Ownership Resorts, Inc. 4.50% 20292	20	20
	Masco Corp. 1.50% 2028	791	773
	MasTec, Inc. 4.50% 20282	100	105
	MDC Partners, Inc. 7.50% 20241,2	470	476
	Medical Properties Trust, Inc. 3.50% 2031	155	157
	Medtronic, Inc. 3.50% 2025	1,091	1,198
	Meituan Dianping 2.125% 2025	1,730	1,718
	Melco International Development, Ltd. 5.375% 20292	200	212
	Mercer International, Inc. 5.125% 20292	130	134
	Meredith Corp. 6.875% 2026	161	168
	Methanex Corp. 5.125% 2027	240	260
	Methanex Corp. 5.65% 2044	240	249
	Mexico City Airport Trust 5.50% 2047	432	439
	MGM Growth Properties LLC 3.875% 20292	100	102
	MGM Resorts International 7.75% 2022	200	209

180American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 20295,6	$ 25	$ 26
(continued)	MicroStrategy, Inc. 6.125% 20282	50	50
	MidCap Financial Issuer Trust 6.50% 20282	200	210
	MidCap Financial Issuer Trust 5.625% 20302	125	126
	Mohegan Gaming & Entertainment 8.00% 20262	380	398
	Molina Healthcare, Inc. 5.375% 2022	1,200	1,259
	Molina Healthcare, Inc. 3.875% 20302	75	78
	Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)1	2,164	2,180
	Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)1	1,396	1,358
	MPLX LP 2.65% 2030	837	846
	MPLX LP 5.50% 2049	1,900	2,465
	MSCI, Inc. 5.375% 20272	125	134
	MSCI, Inc. 3.625% 20312	150	154
	MSCI, Inc. 3.875% 20312	410	426
	Mueller Water Products, Inc. 4.00% 20292	130	134
	National Financial Partners Corp. 6.875% 20282	210	222
	Nationstar Mortgage Holdings, Inc. 5.125% 20302	135	135
	Navient Corp. 5.50% 2023	440	465
	Navient Corp. 5.875% 2024	730	789
	Navient Corp. 6.125% 2024	100	108
	Navient Corp. 4.875% 2028	80	81
	NCL Corp., Ltd. 3.625% 20242	345	334
	NCL Corp., Ltd. 5.875% 20262	115	121
	NCR Corp. 5.125% 20292	250	258
	Neiman Marcus Group LLC 7.125% 20262	325	347
	Neon Holdings, Inc. 10.125% 20262	70	77
	NESCO Holdings II, Inc. 5.50% 20292	75	78
	Nestlé Holdings, Inc. 0.625% 20262	4,538	4,458
	Netflix, Inc. 4.875% 2028	150	175
	Netflix, Inc. 4.875% 20302	225	268
	New Fortress Energy, Inc. 6.50% 20262	570	583
	New York Life Global Funding 1.20% 20302	2,725	2,557
	Newcrest Finance Pty, Ltd. 3.25% 20302	909	978
	Newell Rubbermaid, Inc. 4.70% 2026	100	112
	Newell Rubbermaid, Inc. 5.875% 20361	100	124
	News Corp. 3.875% 20292	125	126
	Nexstar Broadcasting, Inc. 4.75% 20282	215	221
	Nexstar Escrow Corp. 5.625% 20272	100	106
	NextEra Energy Capital Holdings, Inc. 0.65% 2023	4,225	4,243
	NFP Corp. 4.875% 20282	250	254
	NGL Energy Operating LLC 7.50% 20262	490	515
	NGL Energy Partners LP 7.50% 2023	350	345
	Niagara Mohawk Power Corp. 3.508% 20242	180	194
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20252	125	129
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 20282	210	222
	NIKE, Inc. 3.375% 2050	602	679
	Northern Oil and Gas, Inc. 8.125% 20282	300	324
	NorthRiver Midstream Finance LP 5.625% 20262	220	229
	Nouryon Holding BV 8.00% 20262	210	223
	Nova Chemicals Corp. 5.00% 20252	115	123
	Nova Chemicals Corp. 5.25% 20272	120	129
	Nova Chemicals Corp. 4.25% 20292	95	96
	Novelis Corp. 4.75% 20302	200	210
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20292	185	197
	Oasis Petroleum, Inc. 6.375% 20262	35	37
	Occidental Petroleum Corp. 2.70% 2023	230	236
	Occidental Petroleum Corp. 5.875% 2025	240	267
	Occidental Petroleum Corp. 6.375% 2028	234	274
	Occidental Petroleum Corp. 6.125% 2031	50	59
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
	(Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,450
	Oleoducto Central SA 4.00% 20272	2,535	2,619
American Funds Insurance Series	181

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Oleoducto Central SA 4.00% 2027	$ 630	$ 651
(continued)	ONEOK, Inc. 6.35% 2031	31	40
	ONEOK, Inc. 4.95% 2047	111	131
	ONEOK, Inc. 5.20% 2048	1,378	1,691
	ONEOK, Inc. 4.45% 2049	3,510	3,887
	ONEOK, Inc. 7.15% 2051	355	523
	Oracle Corp. 2.65% 2026	2,327	2,457
	Oracle Corp. 3.25% 2027	1,880	2,048
	Oracle Corp. 3.60% 2050	980	1,008
	Oracle Corp. 3.95% 2051	122	133
	Organon Finance 1 LLC 5.125% 20312	105	108
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20592,4,6	582	587
	Oversea-Chinese Banking Corp., Ltd. 1.832% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)1,2	1,416	1,420
	Owens & Minor, Inc. 4.375% 2024	425	445
	Owens & Minor, Inc. 4.50% 20292	135	139
	Pacific Gas and Electric Co. 2.95% 2026	590	604
	Pacific Gas and Electric Co. 2.10% 2027	9,935	9,659
	Pacific Gas and Electric Co. 3.30% 2027	659	683
	Pacific Gas and Electric Co. 4.65% 2028	542	597
	Pacific Gas and Electric Co. 4.55% 2030	783	838
	Pacific Gas and Electric Co. 3.25% 2031	975	960
	Pacific Gas and Electric Co. 3.30% 2040	6,850	6,201
	Pacific Gas and Electric Co. 3.50% 2050	931	831
	Pakistan (Islamic Republic of) 5.50% 20212	3,535	3,563
	Pakistan (Islamic Republic of) 5.625% 2022	2,170	2,235
	Panama (Republic of) 3.75% 20262	1,440	1,556
	Panther BF Aggregator 2 LP 6.25% 20262	49	52
	Panther BF Aggregator 2 LP 8.50% 20272	200	218
	Paraguay (Republic of) 4.625% 2023	947	999
	Paraguay (Republic of) 5.00% 2026	235	268
	Paraguay (Republic of) 4.70% 20272	350	398
	Paraguay (Republic of) 5.60% 20482	2,340	2,758
	Paraguay (Republic of) 5.40% 20502	1,510	1,768
	Park Intermediate Holdings LLC 4.875% 20292	135	140
	Party City Holdings, Inc. 8.75% 20262	175	187
	PayPal Holdings, Inc. 2.30% 2030	541	560
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)2,7	45	34
	Peninsula Pacific Entertainment LLC 8.50% 20272	125	134
	Peru (Republic of) 2.392% 2026	500	517
	Petr÷leos Mexicanos 6.875% 20252	1,340	1,485
	Petr÷leos Mexicanos 6.875% 2026	4,260	4,661
	Petr÷leos Mexicanos 7.69% 2050	250	241
	Petr÷leos Mexicanos 6.95% 2060	201	178
	PETRONAS Capital, Ltd. 3.50% 20302	605	664
	PG&E Corp. 5.00% 2028	220	223
	PG&E Corp. 5.25% 2030	125	127
	Philip Morris International, Inc. 2.10% 2030	634	632
	Plains All American Pipeline LP 3.80% 2030	352	377
	Post Holdings, Inc. 4.625% 20302	579	589
	Power Financial Corp., Ltd. 3.35% 2031	1,870	1,836
	PowerTeam Services, LLC 9.033% 20252	200	220
	Precision Drilling Corp. 7.125% 20262	125	129
	Precision Drilling Corp. 6.875% 20292	150	155
	Prestige Brands International, Inc. 3.75% 20312	90	87
	Procter & Gamble Company 3.00% 2030	338	373
	Progress Energy, Inc. 7.75% 2031	150	214
	PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	600	612
	PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,823
	PT Indonesia Asahan Aluminium Tbk 5.23% 20212	555	565
	PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,062
	PT Indonesia Asahan Aluminium Tbk 5.45% 20302	500	582

182American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	PTT Exploration and Production PCL 2.587% 20272	$ 200	$ 208
(continued)	Public Service Electric and Gas Co. 2.05% 2050	415	359
	Puget Energy, Inc. 6.00% 2021	1,023	1,033
	Puget Energy, Inc. 5.625% 2022	480	499
	Qatar (State of) 3.40% 20252	4,805	5,238
	Qatar (State of) 5.103% 20482	530	705
	Qatar Petroleum 1.375% 20262	1,325	1,324
	Qatar Petroleum 3.125% 20412	3,255	3,243
	Qatar Petroleum 3.30% 20512	1,045	1,045
	Rabobank Nederland 4.625% 2023	2,180	2,384
	Radiology Partners, Inc. 9.25% 20282	220	244
	Range Resources Corp. 8.25% 20292	55	62
	Raptor Acquisition Corp. 4.875% 20262	375	381
	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B,
	(3-month USD-LIBOR + 4.00%) 4.75% 20265,6	90	90
	Rattler Midstream Partners LP 5.625% 20252	135	142
	Rayonier A.M. Products, Inc. 7.625% 20262	40	42
	Real Hero Merger Sub 2, Inc. 6.25% 20292	25	26
	Realogy Corp. 5.75% 20292	235	246
	Renewable Energy Group, Inc. 5.875% 20282	80	84
	Reynolds American, Inc. 4.45% 2025	2,115	2,344
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20292	60	60
	Rocket Software, Inc. 6.50% 20292	100	99
	Royal Bank of Canada 0.875% 2026	4,660	4,599
	Royal Bank of Canada 1.20% 2026	2,200	2,200
	Royal Caribbean Cruises, Ltd. 11.50% 20252	95	110
	RP Escrow Issuer, LLC 5.25% 20252	75	79
	Russian Federation 4.25% 2027	1,400	1,565
	SA Global Sukuk, Ltd. 0.946% 20242	1,530	1,530
	SA Global Sukuk, Ltd. 1.602% 20262	835	835
	SA Global Sukuk, Ltd. 2.694% 20312	1,725	1,749
	Sabine Pass Liquefaction, LLC 4.50% 2030	88	102
	Santander Holdings USA, Inc. 3.244% 2026	3,750	4,012
	Saudi Arabia (Kingdom of) 2.894% 20222	1,900	1,936
	Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,144
	Saudi Arabia (Kingdom of) 3.628% 20272	1,900	2,096
	Saudi Arabia (Kingdom of) 3.625% 20282	3,840	4,251
	Saudi Arabian Oil Co. 1.625% 20252	430	435
	Scentre Group 3.50% 20252	210	226
	Scentre Group 3.75% 20272	110	121
	Scientific Games Corp. 5.00% 20252	539	558
	Scientific Games Corp. 8.25% 20262	420	451
	SCIH Salt Holdings, Inc. 4.875% 20282	335	336
	SCIH Salt Holdings, Inc. 6.625% 20292	65	65
	Scotts Miracle-Gro Co. 4.50% 2029	200	208
	Sensata Technologies Holding BV 4.00% 20292	550	559
	Service Properties Trust 5.50% 2027	85	91
	ServiceNow, Inc. 1.40% 2030	1,830	1,719
	Simmons Foods, Inc. 4.625% 20292	225	227
	Sinclair Television Group, Inc. 5.125% 20272	155	156
	Sinclair Television Group, Inc. 4.125% 20302	230	226
	Sirius XM Radio, Inc. 5.00% 20272	125	131
	Sirius XM Radio, Inc. 4.00% 20282	225	232
	Six Flags Entertainment Corp. 4.875% 20242	230	233
	Sizzling Platter LLC 8.50% 20252	200	207
	SK hynix, Inc. 1.50% 20262	1,343	1,326
	Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,137
	SkyMiles IP, Ltd. 4.75% 20282	210	234
	SM Energy Co. 6.50% 2028	50	51
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 20285,6	250	251
	Southern California Edison Co. 2.85% 2029	200	208
	Southwestern Energy Co. 6.45% 20251	200	222
American Funds Insurance Series	183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Southwestern Energy Co. 7.50% 2026	$ 75	$ 80
(continued)	Southwestern Energy Co. 7.75% 2027	25	27
	Southwestern Energy Co. 8.375% 2028	60	68
	Springleaf Finance Corp. 6.125% 2024	650	700
	Sprint Corp. 7.625% 2026	180	220
	Sprint Corp. 6.875% 2028	980	1,258
	Square, Inc. 2.75% 20262	350	357
	Square, Inc. 3.50% 20312	125	126
	Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	5,574	5,490
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	6,554	6,034
	Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	2,164
	SRS Distribution, Inc. 6.125% 20292	60	62
	State Grid Overseas Investment, Ltd. 3.50% 20272	5,600	6,177
	Stericycle, Inc. 3.875% 20292	225	225
	Studio City Finance, Ltd. 5.00% 20292	200	202
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 20312	125	128
	Summer (BC) BidCo B LLC 5.50% 20262	200	204
	Summit Materials, Inc. 6.50% 20272	210	223
	Sunoco Logistics Operating Partners LP 4.00% 2027	1,490	1,640
	Sunoco LP 5.50% 2026	210	217
	Sunoco LP 4.50% 20292	345	352
	Superior Plus LP and Superior General Partner, Inc. 4.50% 20292	50	52
	Surgery Center Holdings 10.00% 20272	210	231
	Swiss Re Finance (Luxembourg) SA 5.00% 2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)1,2	800	912
	Syneos Health, Inc. 3.625% 20292	45	45
	Talen Energy Corp. 10.50% 20262	255	185
	Talen Energy Corp. 7.25% 20272	510	477
	Talen Energy Supply, LLC 7.625% 20282	70	66
	Targa Resources Partners LP 5.875% 2026	125	132
	Targa Resources Partners LP 5.50% 2030	230	253
	Targa Resources Partners LP 4.875% 20312	90	98
	Teekay Offshore Partners LP 8.50% 20232	550	506
	Telesat Canada / Telesat LLC 5.625% 20262	45	45
	Tencent Holdings, Ltd. 3.24% 20502	7,950	7,804
	Tencent Music Entertainment Group 2.00% 2030	610	589
	Tenet Healthcare Corp. 4.875% 20262	465	483
	Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,351
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,889
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,316
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,762
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev.
	Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,821
	The Home Co., Inc. 7.25% 20252	290	308
	Thermo Fisher Scientific, Inc. 4.133% 2025	1,170	1,298
	T-Mobile US, Inc. 2.625% 2026	150	154
	T-Mobile US, Inc. 2.625% 2029	75	74
	Total Capital International 3.127% 2050	804	817
	Total Play Telecomunicaciones, SA de CV 7.50% 20252	230	244
	Toyota Motor Credit Corp. 3.375% 2030	453	508
	TransCanada PipeLines, Ltd. 4.10% 2030	1,342	1,543
	TransDigm, Inc. 6.25% 20262	204	215
	TransDigm, Inc. 5.50% 2027	65	68
	TransDigm, Inc. 4.625% 20292	115	115
	Transocean Guardian, Ltd. 5.875% 20242	40	39
	Transocean Poseidon, Ltd. 6.875% 20272	130	131
	Transocean, Inc. 6.125% 20252	87	88
	Transocean, Inc. 7.25% 20252	150	131
	Transocean, Inc. 8.00% 20272	150	126
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 20232	1,635	1,633
	Triton Water Holdings, Inc. 6.25% 20292	145	146

184American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Trivium Packaging BV 8.50% 20272	$ 200	$ 218
(continued)	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 20285,6	25	25
	Turkey (Republic of) 6.25% 2022	1,880	1,960
	Turkey (Republic of) 5.75% 2024	2,500	2,599
	Turkey (Republic of) 6.35% 2024	2,220	2,334
	U.S. Treasury 0.125% 2022	12,340	12,337
	U.S. Treasury 0.125% 202311	24,000	23,980
	U.S. Treasury 2.625% 2023	6,900	7,180
	U.S. Treasury 1.875% 2024	4,515	4,710
	U.S. Treasury 2.75% 2025	10,140	10,968
	U.S. Treasury 2.875% 2025	5,400	5,893
	U.S. Treasury 0.50% 2026	7,453	7,341
	U.S. Treasury 1.625% 2031	4,600	4,672
	U.S. Treasury 1.125% 2040	9,170	7,910
	U.S. Treasury 1.875% 204111	23,490	22,977
	U.S. Treasury 2.25% 2041	5,810	6,042
	U.S. Treasury 2.75% 2047	1,625	1,846
	U.S. Treasury 3.00% 2048	5,045	6,013
	U.S. Treasury 1.25% 205011	2,100	1,711
	U.S. Treasury 1.625% 205011	2,580	2,312
	U.S. Treasury 2.375% 205111	12,310	13,137
	U.S. Treasury Inflation-Protected Security 0.125% 20513	3,835	4,204
	Uber Technologies, Inc. 8.00% 20262	300	324
	UBS Group AG 1.008% 2024
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)1,2	1,950	1,965
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 20265,6	318	318
	Ukraine 7.75% 2022	3,010	3,168
	UniCredit SpA 3.75% 20222	1,750	1,792
	Uniform Mortgage-Backed Security 1.50% 20364,12	4,897	4,941
	Unisys Corp. 6.875% 20272	50	55
	United Airlines Holdings, Inc. 6.50% 20272	290	320
	United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B,
	4.875% 2027	89	95
	United Airlines, Inc. 4.375% 20262	55	57
	United Airlines, Inc. 4.625% 20292	145	150
	United Mexican States 3.25% 2030	2,685	2,779
	United Rentals, Inc. 5.25% 2030	150	165
	United Technologies Corp. 4.125% 2028	1,900	2,188
	United Wholesale Mortgage, LLC 5.50% 20292	75	75
	Univision Communications, Inc. 6.625% 20272	220	239
	Univision Communications, Inc. 4.50% 20292	350	353
	UPC Broadband Finco BV 4.875% 20312	200	201
	Vale Overseas, Ltd. 3.75% 2030	1,873	1,997
	Valeant Pharmaceuticals International, Inc. 6.125% 20252	388	398
	Valvoline, Inc. 3.625% 20312	210	211
	Venator Materials Corp. 5.75% 20252	590	582
	Venator Materials Corp. 9.50% 20252	420	474
	Veritas Holdings, Ltd. 10.50% 20242	200	206
	Verizon Communications, Inc. 3.15% 2030	575	621
	Verizon Communications, Inc. 2.55% 2031	2,100	2,148
	Verizon Communications, Inc. 3.40% 2041	3,460	3,665
	Vertical Holdco GMBH 7.625% 20282	200	217
	Vertical U.S. Newco, Inc. 5.25% 20272	225	237
	VICI Properties LP 4.25% 20262	175	182
	VICI Properties LP 4.625% 20292	45	48
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20252	40	41
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20302	250	257
	Virgin Media O2 4.25% 20312	275	271
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 20285,6	25	25
	Vistra Operations Co. LLC 4.375% 20292	175	176
	Volkswagen Group of America Finance, LLC 4.00% 20212	1,900	1,927
	Volkswagen Group of America Finance, LLC 4.625% 20252	1,280	1,460
American Funds Insurance Series	185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Walt Disney Company 2.65% 2031	$4,405	$4,628
(continued)	Warner Music Group 3.875% 20302	210	213
	WASH Multifamily Acquisition, Inc. 5.75% 20262	200	209
	WEA Finance LLC 3.75% 20242	535	573
	Weatherford International PLC 8.75% 20242	150	157
	Weatherford International PLC 11.00% 20242	100	104
	WESCO Distribution, Inc. 7.125% 20252	195	211
	WESCO Distribution, Inc. 7.25% 20282	215	240
	Western Global Airlines LLC 10.375% 20252	80	92
	Western Midstream Operating LP 4.35% 20251	155	164
	Western Midstream Operating LP 4.75% 2028	70	76
	Westfield Corp., Ltd. 3.15% 20222	245	249
	Westpac Banking Corp. 2.894% 2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)1	2,900	3,011
	Williams Companies, Inc. 3.50% 2030	1,024	1,119
	Wyndham Worldwide Corp. 4.375% 20282	230	239
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20232	228	237
	Wynn Resorts, Ltd. 7.75% 20252	180	194
	Xcel Energy, Inc. 3.35% 2026	2,581	2,812
	Xenia Hotels & Resorts, Inc. 4.875% 20292	65	67
	Xerox Corp. 5.50% 20282	329	342
	Ziggo Bond Co. BV 5.125% 20302	200	205
	Ziggo Bond Finance BV 5.50% 20272	364	379
	Ziggo Bond Finance BV 4.875% 20302	300	308
	Zimmer Holdings, Inc. 3.15% 2022	790	803

			790,226

	Total bonds, notes & other debt instruments (cost: $1,924,315,000)		1,989,317
Preferred securities 0.00%		Shares

U.S. dollars	ACR III LSC Holdings LLC, Series B, preferred shares2,9,10,13	48	34
0.00%
	Total preferred securities (cost: $49,000)		34

Common stocks 0.13%

U.S. dollars	New AMI I, LLC9,10,13	174,911	1,522
0.13%	Weatherford International13	29,931	545
	Chesapeake Energy Corp.	6,478	336
	Diamond Offshore Drilling, Inc.13	36,338	231
	Diamond Offshore Drilling, Inc.2,9,10,13	12,700	67
	McDermott International, Ltd.13	4,287	2
	Total common stocks (cost: $2,685,000)		2,703
Rights & warrants 0.00%

U.S. dollars	Chesapeake Energy Corp., Class B, warrants, expire 202613	1,707	41
0.00%	Sable Permian Resources, LLC, Class A, warrants, expire 20249,10,13	531	—
	Total rights & warrants (cost: $8,000)		41
Short-term securities 7.16%

Money market investments 5.80%

	Capital Group Central Cash Fund 0.04%14,15	1,238,717	123,872

186American Funds Insurance Series

Capital World Bond Fund (continued)

					Weighted
Short-term securities (continued)					average yield	Principal amount	Value
					at acquisition	(000)	(000)

Bills & notes of governments & government agencies outside the U.S. 1.36%

Egyptian Treasury 7/6/2021					11.715%	EGP66,000	$4,196
Egyptian Treasury 7/20/2021					11.721	22,800	1,442
Egyptian Treasury 10/19/2021					11.994	23,500	1,440
Egyptian Treasury 10/26/2021					12.115	105,000	6,418
Egyptian Treasury 1/4/2022					12.011	44,025	2,626
Egyptian Treasury 1/18/2022					11.246	82,900	4,921
Egyptian Treasury 4/26/2022					11.450	140,975	8,102

							29,145

Total short-term securities (cost: $153,124,000)							153,017

Total investment securities 100.40% (cost: $2,080,181,000)							2,145,112
Other assets less liabilities (0.40)%							(8,478)

Net assets 100.00%							$2,136,634
Futures contracts

							Unrealized
							appreciation
					Notional	Value at	(depreciation)
			Number of		amount16	6/30/202117	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	768	September 2022	$(192,000)	$(191,299)	$ 65
90 Day Euro Dollar Futures		Long	950	September 2023	237,500	235,125	(152)
5 Year U.S. Treasury Note Futures		Long	975	October 2021	97,500	120,344	(276)
10 Year Euro-Bund Futures		Long	62	September 2021	€6,200	12,690	24
10 Year Italy Government Bond Futures		Long	9	September 2021	900	1,616	11
10 Year Japanese Government Bond Futures		Long	35	September 2021	¥3,500,000	47,789	101
10 Year UK Gilt Futures		Long	187	September 2021	£18,700	33,136	187
10 Year U.S. Treasury Note Futures		Short	166	September 2021	$(16,600)	(21,995)	(79)
10 Year Ultra U.S. Treasury Note Futures		Short	272	September 2021	(27,200)	(40,039)	(474)
20 Year U.S. Treasury Bond Futures		Long	188	September 2021	18,800	30,221	131
30 Year Euro-Buxl Futures		Long	41	September 2021	€4,100	9,881	166
30 Year Ultra U.S. Treasury Bond Futures		Long	6	September 2021	$600	1,156	45

							$(251)
Forward currency contracts

							Unrealized
Contract amount							(depreciation)
							appreciation

Purchases	Sales				Settlement		at 6/30/2021
(000)	(000)		Counterparty		date		(000)

USD4,824	EUR4,100		Citibank		7/1/2021		$(37)
EUR4,100	USD4,951		Bank of America		7/1/2021		(89)
USD5,177	EUR4,270		Goldman Sachs		7/6/2021		113
USD1,904	TRY16,140		Bank of America		7/6/2021		56
TRY16,140	USD1,843		Bank of America		7/6/2021		5
EUR33,170	USD40,498		Standard Chartered Bank		7/6/2021		(1,162)
USD3,693	MXN73,300		JPMorgan Chase		7/8/2021		19
USD2,157	MYR8,920		HSBC Bank		7/8/2021		10
USD4,768	MXN95,510		Standard Chartered Bank		7/8/2021		(18)
MXN72,960	USD3,681		Standard Chartered Bank		7/8/2021		(24)
USD10,616	MYR44,260		Standard Chartered Bank		7/8/2021		(36)
USD2,453	COP8,957,810		Barclays Bank PLC		7/9/2021		67
American Funds Insurance Series	187

Capital World Bond Fund (continued)

Forward currency contracts (continued)

				Unrealized
Contract amount				(depreciation)
				appreciation

Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)

USD1,938	COP7,181,390	Standard Chartered Bank	7/9/2021	$ 26
USD11,727	AUD15,110	HSBC Bank	7/12/2021	395
USD1,477	AUD1,950	Goldman Sachs	7/12/2021	15
EUR17,714	DKK131,740	Goldman Sachs	7/12/2021	(2)
USD2,970	RUB216,960	Citibank	7/14/2021	10
USD6,862	RUB502,316	Citibank	7/14/2021	9
USD1,796	IDR26,000,000	Standard Chartered Bank	7/15/2021	13
USD5,297	IDR77,079,860	Standard Chartered Bank	7/15/2021	11
USD632	IDR9,153,342	Standard Chartered Bank	7/15/2021	4
USD484	IDR7,000,000	Standard Chartered Bank	7/15/2021	4
USD527	IDR7,643,040	Standard Chartered Bank	7/15/2021	3
USD9,752	KRW11,065,130	Citibank	7/15/2021	(40)
EUR5,292	NOK54,550	Morgan Stanley	7/15/2021	(59)
IDR94,643,890	USD6,623	Standard Chartered Bank	7/15/2021	(132)
KRW35,349,440	USD31,728	Standard Chartered Bank	7/15/2021	(446)
USD22,201	CNH142,270	Citibank	7/16/2021	231
USD6,546	CZK136,930	Standard Chartered Bank	7/16/2021	179
USD6,037	EUR4,980	Goldman Sachs	7/16/2021	130
USD10,021	JPY1,107,002	Bank of New York Mellon	7/16/2021	55
USD5,542	GBP3,970	UBS AG	7/16/2021	51
USD4,960	JPY545,940	Bank of America	7/16/2021	45
USD2,546	EUR2,130	Bank of New York Mellon	7/16/2021	20
USD4,279	JPY473,370	HSBC Bank	7/16/2021	18
USD9,150	EUR7,700	Bank of America	7/16/2021	17
USD17,645	EUR14,870	Goldman Sachs	7/16/2021	7
EUR10,125	DKK75,300	Bank of America	7/16/2021	—18
EUR7,068	CZK180,720	Citibank	7/16/2021	(19)
CHF800	USD892	Bank of America	7/16/2021	(27)
PLN4,700	USD1,270	UBS AG	7/16/2021	(37)
CZK180,720	EUR7,129	Standard Chartered Bank	7/16/2021	(53)
JPY664,340	USD6,044	Bank of America	7/16/2021	(63)
SEK23,400	USD2,814	HSBC Bank	7/16/2021	(80)
JPY7,849,310	USD71,520	Goldman Sachs	7/16/2021	(856)
EUR39,030	USD47,250	Citibank	7/16/2021	(954)
USD16,631	CAD20,190	Morgan Stanley	7/19/2021	344
USD3,621	NZD5,070	Standard Chartered Bank	7/19/2021	77
CAD3,930	USD3,225	JPMorgan Chase	7/19/2021	(55)
CAD5,719	USD4,694	HSBC Bank	7/19/2021	(81)
USD7,591	BRL38,280	Citibank	7/20/2021	(88)
USD5,770	DKK35,940	Standard Chartered Bank	7/21/2021	37
USD2,373	MXN48,750	Goldman Sachs	7/21/2021	(66)
GBP8,540	USD11,905	Bank of America	7/21/2021	(91)
MXN134,990	USD6,679	JPMorgan Chase	7/22/2021	74
USD1,339	CLP975,459	Citibank	7/22/2021	11
CLP975,459	USD1,327	HSBC Bank	7/22/2021	—18
USD1,556	NZD2,240	Standard Chartered Bank	7/22/2021	(10)
USD3,010	MXN62,580	Bank of America	7/22/2021	(121)
EUR6,840	USD8,263	Bank of America	7/22/2021	(149)
USD5,704	MXN118,590	Goldman Sachs	7/22/2021	(229)
CAD550	USD447	Morgan Stanley	7/28/2021	(3)
USD12,263	EUR10,100	Standard Chartered Bank	9/20/2021	266
USD318	INR23,460	Bank of New York Mellon	9/23/2021	5
BRL63,000	USD12,410	Citibank	10/1/2021	106
USD16,506	BRL90,140	HSBC Bank	10/1/2021	(1,401)

188American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						(depreciation)
						appreciation

Purchases	Sales			Settlement		at 6/30/2021
(000)	(000)	Counterparty			date	(000)

USD22,038	BRL120,700	Standard Chartered Bank		10/1/2021		$(1,941)
USD11,661	BRL61,700	Citibank		6/15/2022		(65)

						$(6,001)
Swap contracts

Interest rate swaps						Unrealized

					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)

3-month AUD-BBSW	0.29%	3/4/2024	A$17,650	$43	$—	$ 43
0.3653%	3-month USD-LIBOR	3/5/2024	$13,710	(44)	—	(44)
(0.4545)%	6-month EURIBOR	4/1/2024	€45,160	(61)	—	(61)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr56,800	51	—	51
3-month SEK-STIBOR	0.179%	2/9/2026	28,400	25	—	25
3-month SEK-STIBOR	0.185%	2/11/2026	28,500	24	—	24
3-month SEK-STIBOR	0.189%	2/11/2026	28,500	23	—	23
6.21%	28-day MXN-TIIE	5/21/2026	MXN72,300	(57)	—	(57)
6.255%	28-day MXN-TIIE	5/22/2026	47,800	(33)	—	(33)
6.21%	28-day MXN-TIIE	5/22/2026	47,800	(38)	—	(38)
6.19%	28-day MXN-TIIE	5/22/2026	48,400	(40)	—	(40)
6.15%	28-day MXN-TIIE	5/25/2026	47,800	(44)	—	(44)
6.14%	28-day MXN-TIIE	6/8/2026	29,400	(28)	—	(28)
6.115%	28-day MXN-TIIE	6/8/2026	29,400	(30)	—	(30)
6.12%	28-day MXN-TIIE	6/8/2026	44,400	(45)	—	(45)
6.13%	28-day MXN-TIIE	6/8/2026	103,200	(101)	—	(101)
6.16%	28-day MXN-TIIE	6/9/2026	58,800	(54)	—	(54)
6.15%	28-day MXN-TIIE	6/9/2026	58,800	(55)	—	(55)
6.23%	28-day MXN-TIIE	6/10/2026	30,100	(23)	—	(23)
6.195%	28-day MXN-TIIE	6/10/2026	30,100	(25)	—	(25)
6.36%	28-day MXN-TIIE	6/12/2026	26,040	(13)	—	(13)
6.5375%	28-day MXN-TIIE	6/17/2026	14,000	(1)	—	(1)
6.55%	28-day MXN-TIIE	6/17/2026	43,000	(3)	—	(3)
6.50%	28-day MXN-TIIE	6/17/2026	13,900	(3)	—	(3)
6.47%	28-day MXN-TIIE	6/17/2026	14,200	(4)	—	(4)
6.55%	28-day MXN-TIIE	6/18/2026	14,100	(1)	—	(1)
6.50%	28-day MXN-TIIE	6/18/2026	27,800	(5)	—	(5)
6.633%	28-day MXN-TIIE	6/25/2026	172,500	16	—	16
6.6175%	28-day MXN-TIIE	6/25/2026	165,900	10	—	10
6.64%	28-day MXN-TIIE	6/25/2026	62,600	7	—	7
6.59%	28-day MXN-TIIE	6/25/2026	38,700	—18	—	—18
6.585%	28-day MXN-TIIE	6/25/2026	50,900	(1)	—	(1)
6.58%	28-day MXN-TIIE	6/25/2026	41,600	(1)	—	(1)
1.72375%	6-month AUD-BBSW	3/4/2031	A$6,880	77	—	77
3-month USD-LIBOR	1.4822%	3/5/2031	$ 5,120	(40)	—	(40)
6-month EURIBOR	0.5092%	4/1/2051	€ 4,790	(54)	—	(54)

					$—	$(528)

American Funds Insurance Series	189

Capital World Bond Fund (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

					Upfront	Unrealized
				Value at	premium	depreciation
	Pay/	Expiration	Notional	6/30/2021	received	at 6/30/2021
Receive	Payment frequency	date	(000)	(000)	(000)	(000)

CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$14,522	$(1,482)	$(1,277)	$(205)

Investments in affiliates15

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.80%
Money market investments 5.80%
Capital Group Central Cash Fund 0.04%14	$147,017	$514,058	$537,189	$(3)	$(11)	$123,872	$81

1Step bond; coupon rate may change at a later date.

2Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $263,126,000, which represented 12.31% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,791,000, which represented .08% of the net assets of the fund.

6Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

8Scheduled interest and/or principal payment was not received.

9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,703,000, which represented .08% of the net assets of the fund.

10Value determined using significant unobservable inputs.

11All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,581,000, which represented .64% of the net assets of the fund.

12Purchased on a TBA basis.

13Security did not produce income during the last 12 months.

14Rate represents the seven-day yield at 6/30/2021.

15Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

16Notional amount is calculated based on the number of contracts and notional contract size.

17Value is calculated based on the notional amount and current market price.

18Amount less than one thousand.

Key to abbreviations and symbols
AUD/A$ = Australian dollars	GBP/£ = British pounds	Ref. = Refunding
BBSW = Bank Bill Swap Rate	GHS = Ghanaian cedi	Rev. = Revenue
BRL = Brazilian reais	IDR = Indonesian rupiah	RON = Romanian leu
CAD/C$ = Canadian dollars	INR = Indian rupees	RUB = Russian rubles
CHF = Swiss francs	JPY/¥ = Japanese yen	SEK/SKr = Swedish kronor
CLP = Chilean pesos	KRW = South Korean won	SOFR = Secured Overnight Financing Rate
CNH/CNY = Chinese yuan renminbi	LIBOR = London Interbank Offered Rate	STIBOR = Stockholm Interbank Offered Rate
COP = Colombian pesos	MXN = Mexican pesos	TBA = To-be-announced
CZK = Czech korunas	MYR = Malaysian ringgits	TIIE = Equilibrium Interbank Interest Rate
DAC = Designated Activity Company	NOK/NKr = Norwegian kroner	TRY = Turkish lira
DKK/DKr = Danish kroner	NZD/NZ$ = New Zealand dollars	UAH = Ukrainian hryvnia
EGP = Egyptian pounds	PEN = Peruvian nuevos soles	USD/$ = U.S. dollars
EUR/€ = Euros	PLN = Polish zloty	ZAR = South African rand
EURIBOR = Euro Interbank Offered Rate
See notes to financial statements.

190American Funds Insurance Series

American High-Income Trust

(formerly High-Income Bond Fund)

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 86.87%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 86.76%

Energy	Aethon United BR LP / Aethon United Finance Corp. 8.25% 20261	$ 425	$ 461
13.38%	Antero Midstream Partners LP 5.375% 20291	470	491
	Antero Resources Corp. 7.625% 20291	200	222
	Antero Resources Corp. 5.375% 20301	720	736
	Apache Corp. 4.625% 2025	1,520	1,646
	Apache Corp. 4.875% 2027	1,365	1,480
	Apache Corp. 4.375% 2028	794	846
	Apache Corp. 6.00% 2037	165	190
	Apache Corp. 5.10% 2040	795	834
	Apache Corp. 4.75% 2043	265	276
	Ascent Resources - Utica LLC 7.00% 20261	1,540	1,616
	Ascent Resources - Utica LLC 9.00% 20271	120	166
	Ascent Resources - Utica LLC 8.25% 20281	271	299
	Ascent Resources - Utica LLC 5.875% 20291	1,105	1,106
	Ascent Resources - Utica LLC, Term Loan,
	(3-month USD-LIBOR + 9.00%) 10.00% 20251,2,3	228	253
	Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 20251	676	733
	Bristow Group, Inc. 6.875% 20281	375	383
	California Resources Corp. 7.125% 20261	290	306
	Carrizo Oil & Gas, Inc. 6.25% 2023	750	751
	Cenovus Energy, Inc. 5.375% 2025	445	509
	Cenovus Energy, Inc. 5.40% 2047	400	496
	Centennial Resource Production, LLC 6.875% 20271	465	476
	Cheniere Energy Partners LP 5.625% 2026	1,151	1,197
	Cheniere Energy Partners LP 4.50% 2029	938	1,010
	Cheniere Energy Partners LP 4.00% 20311	2,323	2,430
	Cheniere Energy, Inc. 7.00% 2024	319	366
	Cheniere Energy, Inc. 5.875% 2025	495	568
	Cheniere Energy, Inc. 4.625% 20281	5,396	5,700
	Chesapeake Energy Corp. 4.875% 20224	4,300	124
	Chesapeake Energy Corp. 5.50% 20261	1,185	1,253
	Chesapeake Energy Corp. 5.875% 20291	1,020	1,105
	CNX Resources Corp. 7.25% 20271	738	792
	CNX Resources Corp. 6.00% 20291	1,345	1,456
	Comstock Resources, Inc. 6.75% 20291	845	901
	Comstock Resources, Inc. 5.875% 20301	1,120	1,144
	Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)1,4,5	7,784	2,219
	Continental Resources, Inc. 5.75% 20311	715	857
	Convey Park Energy LLC 7.50% 20251	417	434
	CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 20311	3,560	3,714
	Crestwood Midstream Partners LP 6.00% 20291	575	603
	DCP Midstream LP 7.375% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 5.148% on 12/15/2022)6	270	265
	Devon Energy Corp. 5.875% 20281	202	225
	Devon Energy Corp. 4.50% 20301	493	542
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20271,3,5,7,8	68	68
	Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 20273,5,7,8	62	62
	DT Midstream, Inc. 4.125% 20291	1,750	1,779
	DT Midstream, Inc. 4.375% 20311	960	982
	Encino Acquisition Partners Holdings, LLC 8.50% 20281	50	51
	Endeavor Energy Resources LP 6.625% 20251	850	912
	Energean Israel Finance, Ltd. 4.50% 20241	445	456
	Energy Transfer Operating LP 5.00% 2050	2,501	2,896
	Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)6	400	409
	EnLink Midstream Partners, LLC 5.625% 20281	660	699
	EQM Midstream Partners LP 4.75% 2023	400	418
	EQM Midstream Partners LP 4.125% 2026	127	130
	EQM Midstream Partners LP 6.50% 20271	2,365	2,644
American Funds Insurance Series	191

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	EQM Midstream Partners LP 5.50% 2028	$1,231	$1,333
(continued)	EQM Midstream Partners LP 4.50% 20291	835	851
	EQM Midstream Partners LP 4.75% 20311	1,105	1,140
	EQM Midstream Partners LP 6.50% 2048	100	107
	EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)6	630	736
	EQT Corp. 3.90% 2027	125	134
	EQT Corp. 5.00% 2029	480	536
	EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)6	400	522
	EQT Corp. 3.625% 20311	370	387
	Genesis Energy LP 5.625% 2024	150	151
	Genesis Energy LP 6.50% 2025	2,235	2,262
	Genesis Energy LP 8.00% 2027	2,313	2,433
	Guara Norte SARL 5.198% 20341	592	618
	Harvest Midstream I LP 7.50% 20281	1,867	2,031
	Hess Midstream Partners LP 5.125% 20281	687	722
	Hilcorp Energy I LP 5.75% 20251	775	789
	Hilcorp Energy I LP 5.75% 20291	615	642
	Hilcorp Energy I LP 6.00% 20311	600	637
	Independence Energy Finance LLC 7.25% 20261	500	527
	Indigo Natural Resources LLC 5.375% 20291	470	492
	Lealand Finance Company BV, Term Loan,
	(3-month USD-LIBOR + 3.00%) 3.093% 20242,3	12	8
	Lealand Finance Company BV, Term Loan,
	(3-month USD-LIBOR + 4.00%) 4.09% 2025 (73.30% PIK)2,3,5	149	68
	Murphy Oil Corp. 6.875% 2024	750	769
	Murphy Oil Corp. 6.375% 2028	370	391
	Murphy Oil USA, Inc. 3.75% 20311	200	198
	Nabors Industries, Inc. 5.75% 2025	355	327
	New Fortress Energy, Inc. 6.75% 20251	1,040	1,066
	New Fortress Energy, Inc. 6.50% 20261	2,385	2,440
	NGL Energy Operating LLC 7.50% 20261	7,705	8,100
	NGL Energy Partners LP 7.50% 2023	414	408
	NGL Energy Partners LP 6.125% 2025	2,696	2,452
	Northern Oil and Gas, Inc. 8.125% 20281	1,435	1,548
	NorthRiver Midstream Finance LP 5.625% 20261	625	650
	NuStar Logistics LP 6.00% 2026	286	311
	Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 20291	1,845	1,967
	Oasis Petroleum, Inc. 6.375% 20261	887	926
	Occidental Petroleum Corp. 2.90% 2024	2,498	2,557
	Occidental Petroleum Corp. 5.875% 2025	710	791
	Occidental Petroleum Corp. 8.00% 2025	1,400	1,678
	Occidental Petroleum Corp. 3.40% 2026	600	615
	Occidental Petroleum Corp. 3.50% 2029	210	211
	Occidental Petroleum Corp. 6.625% 2030	810	973
	Occidental Petroleum Corp. 8.875% 2030	300	402
	Occidental Petroleum Corp. 6.125% 2031	480	565
	Occidental Petroleum Corp. 4.20% 2048	165	154
	PDC Energy, Inc. 5.75% 2026	1,100	1,151
	Peabody Energy Corp. 8.50% 2024 (29.41% PIK)1,5	635	481
	Petrobras Global Finance Co. 5.60% 2031	250	280
	Petrobras Global Finance Co. 6.90% 2049	375	448
	Petrobras Global Finance Co. 6.75% 2050	850	995
	Petrobras Global Finance Co. 5.50% 2051	200	200
	Petr÷leos Mexicanos 6.875% 20251	350	388
	Petr÷leos Mexicanos 5.35% 2028	449	442
	Petr÷leos Mexicanos 7.69% 2050	651	627
	Petrorio Luxembourg SARL 6.125% 20261	320	328
	PowerTeam Services, LLC 9.033% 20251	1,060	1,167
	Precision Drilling Corp. 7.125% 20261	175	181

192American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Precision Drilling Corp. 6.875% 20291	$ 800	$825
(continued)	Range Resources Corp. 4.875% 2025	642	665
	Range Resources Corp. 8.25% 20291	850	959
	Rattler Midstream Partners LP 5.625% 20251	955	1,005
	Renewable Energy Group, Inc. 5.875% 20281	520	547
	Rockies Express Pipeline LLC 4.95% 20291	1,000	1,033
	Sabine Pass Liquefaction, LLC 4.50% 2030	856	989
	Sanchez Energy Corp. 7.25% 20231,4	739	18
	SM Energy Co. 6.50% 2028	220	226
	Southwestern Energy Co. 6.45% 20256	715	793
	Southwestern Energy Co. 7.50% 2026	1,649	1,748
	Southwestern Energy Co. 7.75% 2027	897	974
	Southwestern Energy Co. 8.375% 2028	865	979
	Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 20311	735	753
	Sunoco LP 5.50% 2026	513	530
	Sunoco LP 6.00% 2027	647	679
	Sunoco LP 4.50% 20291	1,930	1,970
	Superior Plus LP and Superior General Partner, Inc. 4.50% 20291	690	712
	Tallgrass Energy Partners LP 5.50% 20241	522	530
	Tallgrass Energy Partners LP 7.50% 20251	420	461
	Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 20242,3,7,8	11	6
	Targa Resources Partners LP 5.875% 2026	321	338
	Targa Resources Partners LP 6.50% 2027	133	145
	Targa Resources Partners LP 6.875% 2029	115	130
	Targa Resources Partners LP 5.50% 2030	1,302	1,434
	Targa Resources Partners LP 4.875% 20311	2,000	2,168
	Targa Resources Partners LP 4.00% 20321	550	566
	Teekay Corp. 9.25% 20221	2,908	3,008
	Teekay Offshore Partners LP 8.50% 20231	2,009	1,848
	Transocean Guardian, Ltd. 5.875% 20241	410	399
	Transocean Poseidon, Ltd. 6.875% 20271	385	387
	Transocean, Inc. 6.125% 20251	421	426
	Transocean, Inc. 7.25% 20251	500	437
	Transocean, Inc. 8.00% 20271	550	464
	USA Compression Partners LP 6.875% 2026	264	277
	USA Compression Partners LP 6.875% 2027	247	264
	Weatherford International PLC 8.75% 20241	1,971	2,065
	Weatherford International PLC 11.00% 20241	3,686	3,838
	Western Gas Partners LP 4.50% 2028	1,374	1,472
	Western Gas Partners LP 5.45% 2044	55	60
	Western Midstream Operating LP 4.35% 20256	369	390
	Western Midstream Operating LP 4.75% 2028	160	173
	Western Midstream Operating LP 5.30% 20306	400	449
	Western Midstream Operating LP 6.50% 20506	500	580
			143,720

Communication	Altice France SA 5.125% 20291	2,897	2,915
services	Beasley Mezzanine Holdings, LLC 8.625% 20261	475	481
12.69%	Brightstar Escrow Corp. 9.75% 20251	575	621
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20231	1,155	1,167
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20261	263	273
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20261	1,088	1,127
	CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20281	96	101
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20301	3,454	3,601
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20301	3,137	3,321
	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	143
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 20311	4,285	4,371
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,065
American Funds Insurance Series	193

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20331	$ 725	$ 743
services	CenturyLink, Inc. 6.75% 2023	1,480	1,643
(continued)	CenturyLink, Inc. 7.50% 2024	583	655
	CenturyLink, Inc. 5.125% 20261	1,600	1,666
	CenturyLink, Inc. 4.00% 20271	750	766
	Cinemark USA, Inc. 5.875% 20261	330	346
	Cinemark USA, Inc. 5.25% 20281	400	410
	Clear Channel Worldwide Holdings, Inc. 7.75% 20281	700	734
	Clear Channel Worldwide Holdings, Inc. 7.50% 20291	300	311
	Cogent Communications Group, Inc. 3.50% 20261	750	768
	Consolidated Communications, Inc. 5.00% 20281	225	229
	Diamond Sports Group LLC 5.375% 20261	743	482
	Diamond Sports Group LLC 6.625% 20271	1,056	520
	DISH DBS Corp. 5.125% 20291	900	890
	Embarq Corp. 7.995% 2036	2,215	2,514
	Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 20272,3	74	74
	Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 20282,3	525	545
	Front Range BidCo, Inc. 6.125% 20281	1,089	1,114
	Frontier Communications Corp. 5.875% 20271	1,550	1,662
	Frontier Communications Corp. 5.00% 20281	5,680	5,879
	Frontier Communications Corp. 6.75% 20291	2,110	2,248
	Frontier Communications Holdings, LLC 5.875% 2029	1,000	1,020
	Gray Television, Inc. 7.00% 20271	828	898
	iHeartCommunications, Inc. 5.25% 20271	1,445	1,513
	Inmarsat PLC 6.75% 20261	1,475	1,562
	Intelsat Jackson Holding Co. 8.00% 20241	1,675	1,733
	Intelsat Jackson Holding Co. 8.50% 20241,4	3,175	1,885
	Intelsat Jackson Holding Co., Term Loan,
	(3-month USD-LIBOR + 5.50%) 6.50% 20212,3	1,212	1,228
	Intelsat Jackson Holding Co., Term Loan, 6.625% 20242	3,900	3,980
	Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 20262,3	390	391
	Lamar Media Corp. 3.75% 2028	61	62
	Lamar Media Corp. 4.875% 2029	300	317
	Lamar Media Corp. 4.00% 2030	260	264
	Lamar Media Corp. 3.625% 20311	125	122
	Level 3 Financing, Inc. 3.75% 20291	1,150	1,120
	Liberty Global PLC 5.50% 20281	656	689
	Ligado Networks LLC 15.50% 2023 (100% PIK)1,5	1,530	1,511
	Ligado Networks LLC 17.50% 2024 (100% PIK)1,5	246	190
	Live Nation Entertainment, Inc. 3.75% 20281	425	427
	Match Group, Inc. 4.625% 20281	520	542
	MDC Partners, Inc. 7.50% 20241,6	5,170	5,241
	Meredith Corp. 6.875% 2026	1,349	1,405
	Netflix, Inc. 4.875% 2028	635	739
	Netflix, Inc. 4.875% 20301	924	1,102
	News Corp. 3.875% 20291	1,050	1,062
	Nexstar Broadcasting, Inc. 4.75% 20281	2,400	2,469
	Nexstar Escrow Corp. 5.625% 20271	789	837
	Qwest Capital Funding, Inc. 6.875% 2028	860	951
	Scripps Escrow II, Inc. 3.875% 20291	575	571
	Sinclair Television Group, Inc. 5.125% 20271	195	196
	Sinclair Television Group, Inc. 4.125% 20301	1,550	1,525
	Sirius XM Radio, Inc. 4.625% 20241	74	76
	Sirius XM Radio, Inc. 4.00% 20281	2,325	2,398
	Sirius XM Radio, Inc. 4.125% 20301	345	349
	Sprint Corp. 11.50% 2021	538	559
	Sprint Corp. 7.625% 2026	2,000	2,445
	Sprint Corp. 6.875% 2028	7,981	10,246
	Sprint Corp. 8.75% 2032	5,591	8,505

194American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	TEGNA, Inc. 4.75% 20261	$ 850	$906
services	TEGNA, Inc. 4.625% 2028	150	156
(continued)	TEGNA, Inc. 5.00% 2029	836	877
	T-Mobile US, Inc. 2.625% 2026	1,650	1,691
	T-Mobile US, Inc. 2.625% 2029	460	455
	T-Mobile US, Inc. 3.375% 20291	1,750	1,810
	T-Mobile US, Inc. 2.875% 2031	800	795
	Total Play Telecomunicaciones, SA de CV 7.50% 20251	475	504
	Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 20231	4,641	4,637
	Univision Communications, Inc. 5.125% 20251	3,195	3,269
	Univision Communications, Inc. 6.625% 20271	3,050	3,309
	Univision Communications, Inc. 4.50% 20291	5,500	5,554
	UPC Broadband Finco BV 4.875% 20311	650	652
	Virgin Media O2 4.25% 20311	1,925	1,894
	Virgin Media Secured Finance PLC 4.50% 20301	990	999
	Vmed O2 UK Financing I PLC 4.75% 20311	300	305
	Warner Music Group 3.875% 20301	850	861
	Ziggo Bond Co. BV 5.125% 20301	419	430
	Ziggo Bond Finance BV 5.50% 20271	1,324	1,379
	Ziggo Bond Finance BV 4.875% 20301	2,200	2,258
			136,256

Consumer	Adient US LLC 9.00% 20251	500	552
discretionary	Affinity Gaming 6.875% 20271	885	942
12.18%	Allied Universal Holdco LLC 6.625% 20261	858	911
	Allied Universal Holdco LLC 9.75% 20271	976	1,076
	Allied Universal Holdco LLC 4.625% 20281	490	492
	Allied Universal Holdco LLC 6.00% 20291	1,745	1,771
	Atlas LuxCo 4 SARL 4.625% 20281	280	281
	Boyd Gaming Corp. 8.625% 20251	120	132
	Boyd Gaming Corp. 4.75% 2027	621	644
	Boyd Gaming Corp. 4.75% 20311	895	930
	Boyne USA, Inc. 4.75% 20291	235	243
	Brookfield Residential Properties, Inc. 5.00% 20291	260	263
	Burger King Corp. 3.875% 20281	500	507
	Caesars Entertainment, Inc. 6.25% 20251	1,085	1,151
	Caesars Resort Collection, LLC 5.75% 20251	345	364
	Carnival Corp. 11.50% 20231	1,132	1,275
	Carnival Corp. 7.625% 20261	975	1,060
	Carnival Corp. 10.50% 20261	1,130	1,317
	Carrols Restaurant Group, Inc. 5.875% 20291	730	722
	Carvana Co. 5.625% 20251	135	141
	Carvana Co. 5.50% 20271	1,551	1,606
	Carvana Co. 5.875% 20281	1,219	1,284
	CEC Entertainment, Inc. 6.75% 20261	1,100	1,130
	Cirsa Gaming Corp. SA 7.875% 20231	2,552	2,608
	Colt Merger Sub, Inc. 8.125% 20271	80	89
	Dana, Inc. 5.625% 2028	675	732
	Dana, Inc. 4.25% 2030	455	469
	Empire Communities Corp. 7.00% 20251	525	553
	Everi Holdings Inc. 5.00% 20291	835	856
	Fertitta Entertainment, Inc. 6.75% 20241	2,171	2,196
	Ford Motor Co. 8.50% 2023	1,787	1,996
	Ford Motor Co. 9.00% 2025	684	844
	Ford Motor Co. 9.625% 2030	250	359
	Ford Motor Co. 7.45% 2031	275	362
	Ford Motor Credit Company LLC 3.664% 2024	500	526
	Ford Motor Credit Company LLC 3.81% 2024	887	929
American Funds Insurance Series	195

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Ford Motor Credit Company LLC 5.584% 2024	$ 350	$ 384
discretionary	Ford Motor Credit Company LLC 3.375% 2025	1,875	1,947
(continued)	Ford Motor Credit Company LLC 5.125% 2025	6,285	6,929
	Ford Motor Credit Company LLC 4.542% 2026	1,210	1,319
	Ford Motor Credit Company LLC 3.815% 2027	1,395	1,455
	Ford Motor Credit Company LLC 4.125% 2027	835	887
	Ford Motor Credit Company LLC 4.271% 2027	525	563
	Ford Motor Credit Company LLC 2.90% 2028	350	349
	Ford Motor Credit Company LLC 5.113% 2029	200	224
	Ford Motor Credit Company LLC 4.00% 2030	1,820	1,909
	Full House Resorts, Inc. 8.25% 20281	1,320	1,444
	Goodyear Tire & Rubber Co. 5.00% 20291	685	718
	Grupo Axo, SAPI de CV, 5.75% 20261	200	200
	Hanesbrands, Inc. 4.625% 20241	1,945	2,064
	Hanesbrands, Inc. 5.375% 20251	432	459
	Hanesbrands, Inc. 4.875% 20261	2,024	2,188
	Hilton Grand Vacations Borrower LLC 5.00% 20291	2,360	2,416
	Hilton Worldwide Holdings, Inc. 4.875% 2030	508	543
	Hilton Worldwide Holdings, Inc. 4.00% 20311	1,120	1,131
	International Game Technology PLC 6.50% 20251	1,383	1,552
	International Game Technology PLC 4.125% 20261	785	818
	International Game Technology PLC 5.25% 20291	3,380	3,630
	KB Home 6.875% 2027	330	394
	Landry's Finance Acquisition Co., Term Loan,
	(3-month USD-LIBOR + 12.00%) 13.00% 20232,3	18	19
	Lennar Corp. 4.50% 2024	40	44
	Levi Strauss & Co. 5.00% 2025	90	92
	Levi Strauss & Co. 3.50% 20311	430	429
	LGI Homes, Inc. 4.00% 20291	600	604
	Limited Brands, Inc. 6.625% 20301	175	203
	Limited Brands, Inc. 6.875% 2035	526	667
	Limited Brands, Inc. 6.75% 2036	545	684
	Lithia Motors, Inc. 3.875% 20291	1,045	1,084
	Lithia Motors, Inc. 4.375% 20311	475	509
	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 20261	405	421
	M.D.C. Holdings, Inc. 6.00% 2043	823	1,062
	Magic MergerCo, Inc. 5.25% 20281	475	488
	Magic MergerCo, Inc. 7.875% 20291	475	490
	Marriott Ownership Resorts, Inc. 4.50% 20291	490	497
	McGraw-Hill Global Education Holdings, LLC, Term Loan B,
	(3-month USD-LIBOR + 4.75%) 5.75% 20242,3	1,067	1,071
	Melco International Development, Ltd. 5.75% 20281	1,670	1,766
	Melco International Development, Ltd. 5.375% 20291	375	397
	Merlin Entertainment 5.75% 20261	792	831
	MGM Growth Properties LLC 5.625% 2024	557	604
	MGM Growth Properties LLC 4.625% 20251	900	963
	MGM Growth Properties LLC 3.875% 20291	1,665	1,695
	MGM Resorts International 6.00% 2023	541	580
	MGM Resorts International 5.50% 2027	401	441
	Midwest Gaming Borrower, LLC 4.875% 20291	895	897
	Mohegan Gaming & Entertainment 8.00% 20261	2,710	2,835
	NCL Corp., Ltd. 3.625% 20241	650	629
	NCL Corp., Ltd. 12.25% 20241	175	212
	NCL Corp., Ltd. 5.875% 20261	475	499
	Neiman Marcus Group LLC 7.125% 20261	2,910	3,110
	Newell Rubbermaid, Inc. 4.875% 2025	445	494
	Newell Rubbermaid, Inc. 5.875% 20366	30	37
	Norwegian Cruise Line Holdings, Ltd. 10.25% 20261	275	320
	Panther BF Aggregator 2 LP 6.25% 20261	140	149

196American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Panther BF Aggregator 2 LP 8.50% 20271	$ 990	$ 1,081
discretionary	Party City Holdings, Inc. 6.625% 20261	500	431
(continued)	Party City Holdings, Inc. 8.75% 20261	2,950	3,153
	Peninsula Pacific Entertainment LLC 8.50% 20271	500	538
	Playa Resorts Holding BV, Term Loan B,
	(3-month USD-LIBOR + 2.75%) 2.869% 20242,3	846	815
	Raptor Acquisition Corp. 4.875% 20261	950	964
	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B,
	(3-month USD-LIBOR + 4.00%) 4.75% 20262,3	425	426
	Real Hero Merger Sub 2, Inc. 6.25% 20291	430	447
	Royal Caribbean Cruises, Ltd. 10.875% 20231	325	371
	Royal Caribbean Cruises, Ltd. 11.50% 20251	1,900	2,192
	Royal Caribbean Cruises, Ltd. 4.25% 20261	1,560	1,560
	Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	1,225	1,266
	Sally Holdings LLC and Sally Capital, Inc. 8.75% 20251	1,959	2,148
	Scientific Games Corp. 5.00% 20251	91	94
	Scientific Games Corp. 8.625% 20251	2,170	2,379
	Scientific Games Corp. 8.25% 20261	2,534	2,721
	Scientific Games Corp. 7.00% 20281	85	93
	Scientific Games Corp. 7.25% 20291	230	260
	Six Flags Entertainment Corp. 4.875% 20241	537	543
	Sizzling Platter LLC 8.50% 20251	450	466
	Staples, Inc. 7.50% 20261	421	437
	Studio City Finance, Ltd. 5.00% 20291	650	657
	Tempur Sealy International, Inc. 4.00% 20291	485	493
	The Home Co., Inc. 7.25% 20251	725	771
	Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 20282,3	1,172	1,174
	Universal Entertainment Corp. 8.50% 20241	1,375	1,452
	Vail Resorts, Inc. 6.25% 20251	315	338
	VICI Properties LP 4.25% 20261	962	1,002
	VICI Properties LP 4.625% 20291	1,385	1,474
	VICI Properties LP / VICI Note Co., Inc. 3.50% 20251	851	871
	VICI Properties LP / VICI Note Co., Inc. 3.75% 20271	379	387
	VICI Properties LP / VICI Note Co., Inc. 4.125% 20301	2,774	2,856
	WASH Multifamily Acquisition, Inc. 5.75% 20261	405	423
	Wheel Pros, Inc. 6.50% 20291	750	760
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 20282,3	750	753
	Wyndham Destinations, Inc. 6.625% 20261	525	596
	Wyndham Destinations, Inc. 4.625% 20301	400	414
	Wyndham Worldwide Corp. 4.375% 20281	1,055	1,099
	Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20231	1,171	1,216
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20251	200	216
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20271	100	108
	Wynn Macau, Ltd. 5.125% 20291	200	207
	Wynn Resorts, Ltd. 7.75% 20251	494	533
	Wynn Resorts, Ltd. 5.125% 20291	962	1,017
			130,861

Health care	Auris Luxembourg III SARL, Term Loan,
10.38%	(3-month USD-LIBOR + 3.75%) 3.854% 20262,3	841	834
	Avantor Funding, Inc. 4.625% 20281	1,510	1,596
	Bausch Health Companies, Inc. 9.25% 20261	2,644	2,879
	Bausch Health Companies, Inc. 5.75% 20271	700	745
	Bausch Health Companies, Inc. 4.875% 20281	1,745	1,788
	Bausch Health Companies, Inc. 5.00% 20281	1,137	1,080
	Bausch Health Companies, Inc. 7.00% 20281	553	571
	Bausch Health Companies, Inc. 5.00% 20291	125	117
	Bausch Health Companies, Inc. 6.25% 20291	815	807
American Funds Insurance Series	197

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Bausch Health Companies, Inc. 5.25% 20301	$ 852	$ 793
(continued)	Bausch Health Companies, Inc. 5.25% 20311	3,055	2,860
	Catalent Pharma Solutions, Inc. 5.00% 20271	53	55
	Catalent, Inc. 3.125% 20291	445	432
	Centene Corp. 5.375% 20261	330	345
	Centene Corp. 5.375% 20261	50	52
	Centene Corp. 4.25% 2027	584	616
	Centene Corp. 2.45% 2028	4,140	4,201
	Centene Corp. 4.625% 2029	4,305	4,740
	Centene Corp. 3.00% 2030	2,530	2,602
	Centene Corp. 3.375% 2030	842	881
	Centene Corp. 2.50% 2031	1,485	1,466
	Charles River Laboratories International, Inc. 4.25% 20281	241	250
	Charles River Laboratories International, Inc. 3.75% 20291	780	792
	Community Health Systems, Inc. 5.625% 20271	730	780
	Community Health Systems, Inc. 6.00% 20291	653	700
	DaVita, Inc. 4.625% 20301	1,100	1,132
	Encompass Health Corp. 4.50% 2028	496	515
	Encompass Health Corp. 4.75% 2030	450	479
	Endo DAC / Endo Finance LLC / Endo Finco 9.50% 20271	1,911	1,952
	Endo DAC / Endo Finance LLC / Endo Finco 6.00% 20281	1,458	985
	Endo International PLC 5.75% 20221	2,937	2,713
	Endo International PLC 5.875% 20241	1,300	1,282
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 20291	1,490	1,462
	HCA, Inc. 5.875% 2023	70	76
	HCA, Inc. 5.375% 2025	175	198
	HCA, Inc. 5.875% 2026	321	372
	HCA, Inc. 4.50% 2027	173	196
	HCA, Inc. 5.625% 2028	2,065	2,450
	HCA, Inc. 5.875% 2029	750	908
	HCA, Inc. 3.50% 2030	1,250	1,332
	HCA, Inc. 5.50% 2047	128	167
	HCA, Inc. 5.25% 2049	475	607
	HCA, Inc. 7.50% 2095	250	352
	IMS Health Holdings, Inc. 5.00% 20261	823	854
	Jaguar Holding Co. II 4.625% 20251	350	368
	Jaguar Holding Co. II 5.00% 20281	375	407
	Jazz Securities DAC 4.375% 20291	660	685
	Mallinckrodt International Finance SA 5.50% 20251,4	1,118	782
	Mallinckrodt PLC 5.75% 20221,4	420	295
	Mallinckrodt PLC 10.00% 20251	2,319	2,594
	Molina Healthcare, Inc. 5.375% 2022	1,714	1,799
	Molina Healthcare, Inc. 4.375% 20281	920	961
	Molina Healthcare, Inc. 3.875% 20301	1,999	2,084
	Organon Finance 1 LLC 4.125% 20281	475	485
	Organon Finance 1 LLC 5.125% 20311	790	815
	Owens & Minor, Inc. 4.375% 2024	1,935	2,024
	Owens & Minor, Inc. 4.50% 20291	1,980	2,037
	Par Pharmaceutical, Inc. 7.50% 20271	4,215	4,315
	Radiology Partners, Inc. 9.25% 20281	1,693	1,877
	Rotech Healthcare, Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)2,3,5,7,8	4,111	4,111
	RP Escrow Issuer, LLC 5.25% 20251	735	770
	Select Medical Holdings Corp. 6.25% 20261	554	591
	Surgery Center Holdings 10.00% 20271	416	458
	Syneos Health, Inc. 3.625% 20291	630	624
	Team Health Holdings, Inc. 6.375% 20251	899	857
	Team Health Holdings, Inc., Term Loan B, 3.75% 20242,3	314	305
	Tenet Healthcare Corp. 4.625% 2024	559	569

198American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Tenet Healthcare Corp. 4.875% 20261	$6,080	$ 6,314
(continued)	Tenet Healthcare Corp. 5.125% 20271	710	746
	Tenet Healthcare Corp. 6.25% 20271	500	523
	Tenet Healthcare Corp. 4.625% 20281	550	567
	Tenet Healthcare Corp. 6.125% 20281	500	534
	Tenet Healthcare Corp. 4.25% 20291	990	1,004
	Tenet Healthcare Corp. 6.875% 2031	100	114
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,904
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,080
	Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,709	2,990
	Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,033
	Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,038	2,237
	Teva Pharmaceutical Finance Co. BV 4.10% 2046	762	669
	U.S. Renal Care, Inc. 10.625% 20271	359	378
	Valeant Pharmaceuticals International, Inc. 6.125% 20251	5,285	5,424
	Valeant Pharmaceuticals International, Inc. 9.00% 20251	581	624
	Valeant Pharmaceuticals International, Inc. 8.50% 20271	502	547
			111,515

Materials	Alcoa Netherlands Holding BV 5.50% 20271	510	554
9.92%	Alcoa Netherlands Holding BV 4.125% 20291	430	449
	ArcelorMittal 4.25% 2029	200	222
	ArcelorMittal 7.25% 20396	570	806
	ArcelorMittal 7.00% 20416	985	1,370
	Arconic Corp. 6.00% 20251	810	864
	Arconic Rolled Products Corp. 6.125% 20281	200	215
	Ardagh Group SA 6.50% 20271,5	622	654
	Ardagh Metal Packaging Finance USA LLC 4.00% 20291	650	646
	Ardagh Packaging Finance 5.25% 20251	495	521
	Ardagh Packaging Finance 6.00% 20251	533	551
	Ardagh Packaging Finance 5.25% 20271	225	230
	Axalta Coating Systems LLC 4.75% 20271	460	483
	BWAY Parent Co., Inc. 5.50% 20241	1,619	1,637
	Cascades, Inc. 5.125% 20261	495	529
	Cascades, Inc. 5.375% 20281	340	358
	Cleveland-Cliffs, Inc. 9.875% 20251	204	239
	Cleveland-Cliffs, Inc. 6.75% 20261	1,167	1,260
	Cleveland-Cliffs, Inc. 5.875% 2027	4,675	4,920
	Cleveland-Cliffs, Inc. 7.00% 2027	297	314
	Cleveland-Cliffs, Inc. 4.625% 20291	2,300	2,423
	Cleveland-Cliffs, Inc. 4.875% 20311	2,475	2,602
	Consolidated Energy Finance SA 6.50% 20261	1,250	1,287
	Constellium SE 3.75% 20291	350	347
	CVR Partners LP 9.25% 20231	346	348
	CVR Partners LP 6.125% 20281	2,775	2,848
	Element Solutions, Inc. 3.875% 20281	620	633
	First Quantum Minerals, Ltd. 7.25% 20231	2,073	2,116
	First Quantum Minerals, Ltd. 7.50% 20251	4,243	4,413
	First Quantum Minerals, Ltd. 6.875% 20261	3,076	3,222
	First Quantum Minerals, Ltd. 6.875% 20271	5,440	5,935
	FMG Resources 4.375% 20311	1,115	1,194
	Freeport-McMoRan, Inc. 4.55% 2024	150	163
	Freeport-McMoRan, Inc. 4.25% 2030	932	1,000
	Freeport-McMoRan, Inc. 5.40% 2034	562	680
	Freeport-McMoRan, Inc. 5.45% 2043	1,851	2,265
	FXI Holdings, Inc. 7.875% 20241	2,905	3,009
	FXI Holdings, Inc. 12.25% 20261	5,515	6,367
	GPC Merger Sub, Inc. 7.125% 20281	434	469
American Funds Insurance Series	199

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Hexion, Inc. 7.875% 20271	$2,411	$ 2,604
(continued)	INEOS Group Holdings SA 5.625% 20241	772	777
	Joseph T. Ryerson & Son, Inc. 8.50% 20281	1,260	1,403
	LSB Industries, Inc. 9.625% 20231	4,313	4,440
	Mercer International, Inc. 5.125% 20291	400	412
	Methanex Corp. 5.125% 2027	4,500	4,866
	Methanex Corp. 5.25% 2029	1,300	1,402
	Methanex Corp. 5.65% 2044	825	855
	Neon Holdings, Inc. 10.125% 20261	970	1,061
	Nouryon Holding BV 8.00% 20261	931	988
	Nova Chemicals Corp. 4.875% 20241	495	523
	Nova Chemicals Corp. 5.00% 20251	295	316
	Nova Chemicals Corp. 5.25% 20271	1,036	1,118
	Nova Chemicals Corp. 4.25% 20291	1,530	1,547
	Novelis Corp. 5.875% 20261	950	989
	Novelis Corp. 4.75% 20301	990	1,041
	OCI NV 5.25% 20241	250	258
	Olin Corp. 9.50% 20251	490	611
	Olin Corp. 5.625% 2029	300	330
	Olin Corp. 5.00% 2030	280	299
	Owens-Illinois, Inc. 5.875% 20231	420	453
	Owens-Illinois, Inc. 6.375% 20251	265	295
	Plastipak Holdings, Inc. 6.25% 20251	200	205
	Rayonier A.M. Products, Inc. 7.625% 20261	300	313
	SCIH Salt Holdings, Inc. 4.875% 20281	2,825	2,832
	SCIH Salt Holdings, Inc. 6.625% 20291	1,245	1,250
	Scotts Miracle-Gro Co. 4.50% 2029	639	665
	Sealed Air Corp. 4.875% 20221	410	428
	Sealed Air Corp. 5.25% 20231	267	283
	Sealed Air Corp. 4.00% 20271	316	337
	Silgan Holdings, Inc. 4.125% 2028	377	392
	Summit Materials, Inc. 6.50% 20271	360	382
	Summit Materials, Inc. 5.25% 20291	955	1,016
	Trivium Packaging BV 5.50% 20261	530	558
	Trivium Packaging BV 8.50% 20271	403	439
	Tronox, Ltd. 4.625% 20291	2,570	2,599
	Valvoline, Inc. 4.25% 20301	353	365
	Valvoline, Inc. 3.625% 20311	620	622
	Venator Materials Corp. 5.75% 20251	4,876	4,809
	Venator Materials Corp. 9.50% 20251	1,805	2,035
	W. R. Grace & Co. 4.875% 20271	790	839
	Warrior Met Coal, Inc. 8.00% 20241	1,400	1,423
			106,523

Industrials	ADT Corp. 3.50% 2022	1,221	1,245
8.68%	Allison Transmission Holdings, Inc. 3.75% 20311	2,270	2,234
	American Airlines, Inc. 5.50% 20261	2,160	2,290
	American Airlines, Inc. 5.75% 20291	750	812
	Associated Materials, LLC 9.00% 20251	2,156	2,291
	Atkore, Inc. 4.25% 20311	385	390
	ATS Automation Tooling Systems, Inc. 4.125% 20281	275	282
	Avis Budget Car Rental, LLC 5.75% 20271	1,290	1,347
	Avis Budget Group, Inc. 5.25% 20251	509	516
	Avis Budget Group, Inc. 4.75% 20281	550	564
	Avis Budget Group, Inc. 5.375% 20291	1,550	1,616
	Avolon Holdings Funding, Ltd. 5.25% 20241	660	726
	Azul Investments LLP 7.25% 20261	670	658
	Boeing Company 3.625% 2031	1,050	1,130

200American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Boeing Company 3.50% 2039	$ 70	$ 70
(continued)	Boeing Company 3.75% 2050	400	413
	Boeing Company 5.93% 2060	700	968
	Bohai Financial Investment Holding Co., Ltd. 5.25% 20221	1,050	1,099
	Bohai Financial Investment Holding Co., Ltd. 4.50% 20231	132	139
	Bohai Financial Investment Holding Co., Ltd. 5.125% 20231	660	714
	Bohai Financial Investment Holding Co., Ltd. 5.50% 20241	600	660
	Bombardier, Inc. 6.125% 20231	645	681
	Bombardier, Inc. 7.50% 20241	600	628
	Bombardier, Inc. 7.50% 20251	1,601	1,650
	Bombardier, Inc. 7.125% 20261	1,910	2,002
	Bombardier, Inc. 7.875% 20271	2,803	2,912
	Bombardier, Inc. 7.45% 20341	700	753
	Booz Allen Hamilton, Inc. 3.875% 20281	1,390	1,421
	BWX Technologies, Inc. 4.125% 20281	615	628
	BWX Technologies, Inc. 4.125% 20291	1,220	1,244
	Clarivate Science Holdings Corp. 3.875% 20281	1,515	1,531
	Clarivate Science Holdings Corp. 4.875% 20291	1,365	1,403
	Clean Harbors, Inc. 4.875% 20271	766	805
	CoreCivic, Inc. 8.25% 2026	2,190	2,275
	CoreLogic, Inc. 4.50% 20281	4,289	4,257
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 20292,3	750	757
	Covanta Holding Corp. 5.875% 2025	358	371
	Covanta Holding Corp. 5.00% 2030	850	895
	Deluxe Corp. 8.00% 20291	300	326
	Dun & Bradstreet Corp. 6.875% 20261	1,003	1,067
	Dun & Bradstreet Corp. 10.25% 20271	1,148	1,272
	Fortress Transportation and Infrastructure Investors LLC 9.75% 20271	445	515
	Fortress Transportation and Infrastructure Investors LLC 5.50% 20281	510	532
	Global Infrastructure Solutions, Inc. 5.625% 20291	500	520
	Harsco Corp. 5.75% 20271	650	683
	Herc Holdings, Inc. 5.50% 20271	200	211
	Howmet Aerospace, Inc. 6.875% 2025	987	1,150
	Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,130
	JELD-WEN Holding, Inc. 4.875% 20271	1,033	1,076
	Kratos Defense & Security Solutions, Inc. 6.50% 20251	1,710	1,797
	LABL Escrow Issuer, LLC 6.75% 20261	850	908
	LABL Escrow Issuer, LLC 10.50% 20271	690	762
	LSC Communications, Inc. 8.75% 20231,4,7,8	8,933	474
	LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 20222,3,4,7,8	301	16
	MasTec, Inc. 4.50% 20281	1,250	1,319
	Meritor, Inc. 4.50% 20281	825	838
	MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 20292,3	150	153
	Mueller Water Products, Inc. 4.00% 20291	625	643
	NESCO Holdings II, Inc. 5.50% 20291	255	266
	Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20251	750	774
	Nielsen Finance LLC and Nielsen Finance Co. 5.625% 20281	250	264
	Nielsen Finance LLC and Nielsen Finance Co. 5.875% 20301	1,400	1,527
	Park River Holdings, Inc. 5.625% 20291	775	755
	Pitney Bowes, Inc. 6.875% 20271	750	795
	Prime Security Services Borrower, LLC 3.375% 20271	475	461
	Prime Security Services Borrower, LLC 6.25% 20281	627	668
	R.R. Donnelley & Sons Co. 6.125% 20261	375	396
	R.R. Donnelley & Sons Co., Term Loan B,
	(3-month USD-LIBOR + 5.00%) 5.104% 20242,3	368	369
	Rexnord Corp. 4.875% 20251	848	868
	Rolls-Royce PLC 5.75% 20271	615	678
	Sensata Technologies Holding BV 4.00% 20291	410	417
	Sensata Technologies, Inc. 3.75% 20311	500	495
American Funds Insurance Series	201

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	SkyMiles IP, Ltd. 4.75% 20281	$1,365	$ 1,519
(continued)	Spirit AeroSystems, Inc. 4.60% 2028	210	206
	SRS Distribution, Inc. 4.625% 20281	480	491
	SRS Distribution, Inc. 6.125% 20291	305	315
	Stericycle, Inc. 5.375% 20241	1,135	1,170
	Stericycle, Inc. 3.875% 20291	270	270
	The Brink's Co. 4.625% 20271	719	751
	Titan International, Inc. 7.00% 20281	750	786
	TransDigm, Inc. 8.00% 20251	658	713
	TransDigm, Inc. 6.25% 20261	1,938	2,047
	TransDigm, Inc. 5.50% 2027	855	892
	TransDigm, Inc. 4.625% 20291	910	913
	Triumph Group, Inc. 6.25% 20241	510	520
	Triumph Group, Inc. 8.875% 20241	586	653
	Triumph Group, Inc. 7.75% 20251	270	278
	Uber Technologies, Inc. 8.00% 20261	498	538
	United Airlines Holdings, Inc. 6.50% 20271	4,245	4,679
	United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B,
	4.875% 2027	330	350
	United Airlines, Inc. 4.375% 20261	250	259
	United Airlines, Inc. 4.625% 20291	780	808
	United Rentals, Inc. 5.875% 2026	53	55
	United Rentals, Inc. 3.875% 2031	325	331
	Vertical Holdco GMBH 7.625% 20281	485	527
	Vertical U.S. Newco, Inc. 5.25% 20271	1,475	1,556
	WESCO Distribution, Inc. 7.125% 20251	1,375	1,488
	WESCO Distribution, Inc. 7.25% 20281	1,420	1,584
	Western Global Airlines LLC 10.375% 20251	385	442
	XPO Logistics, Inc. 6.75% 20241	198	206
	XPO Logistics, Inc. 6.25% 20251	300	319
			93,168

Financials	Advisor Group Holdings, LLC 6.25% 20281	1,656	1,751
5.89%	AG Merger Sub II, Inc. 10.75% 20271	4,140	4,611
	Alliant Holdings Intermediate, LLC 6.75% 20271	1,536	1,616
	Ally Financial, Inc. 8.00% 2031	466	668
	Apollo Commercial Real Estate Finance, Inc. 4.625% 20291	800	790
	Aretec Escrow Issuer, Inc. 7.50% 20291	2,710	2,795
	AssuredPartners, Inc. 8.00% 20271	437	467
	AssuredPartners, Inc. 5.625% 20291	365	366
	BroadStreet Partners, Inc. 5.875% 20291	575	588
	Compass Diversified Holdings 5.25% 20291	3,670	3,821
	Credit Acceptance Corp. 5.125% 20241	765	795
	Fairstone Financial, Inc. 7.875% 20241	619	647
	Freedom Mortgage Corp. 7.625% 20261	625	651
	FS Energy and Power Fund 7.50% 20231	4,084	4,231
	Hightower Holding, LLC 6.75% 20291	505	516
	HUB International, Ltd. 7.00% 20261	1,950	2,027
	Icahn Enterprises Finance Corp. 5.25% 2027	627	648
	Icahn Enterprises Finance Corp. 4.375% 20291	675	674
	Ladder Capital Corp. 5.25% 20221	150	151
	Ladder Capital Corp. 4.25% 20271	1,489	1,492
	LD Holdings Group LLC 6.125% 20281	575	576
	LPL Financial Holdings, Inc. 4.625% 20271	1,212	1,260
	LPL Financial Holdings, Inc. 4.00% 20291	550	554
	LPL Financial Holdings, Inc. 4.375% 20311	1,060	1,075
	MGIC Investment Corp. 5.25% 2028	525	557
	MidCap Financial Issuer Trust 6.50% 20281	750	786

202American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	MidCap Financial Issuer Trust 5.625% 20301	$ 565	$ 568
(continued)	MSCI, Inc. 5.375% 20271	320	342
	MSCI, Inc. 4.00% 20291	900	952
	MSCI, Inc. 3.625% 20301	66	68
	MSCI, Inc. 3.625% 20311	1,875	1,926
	MSCI, Inc. 3.875% 20311	2,150	2,234
	National Financial Partners Corp. 6.875% 20281	1,094	1,155
	Nationstar Mortgage Holdings, Inc. 5.50% 20281	425	429
	Navient Corp. 6.50% 2022	1,633	1,705
	Navient Corp. 5.50% 2023	3,086	3,259
	Navient Corp. 5.875% 2024	1,720	1,860
	Navient Corp. 6.125% 2024	1,267	1,371
	Navient Corp. 5.00% 2027	2,883	2,989
	Navient Corp. 4.875% 2028	320	322
	Navient Corp. 5.625% 2033	1,678	1,624
	NFP Corp. 4.875% 20281	500	509
	OneMain Holdings, Inc. 7.125% 2026	935	1,090
	Owl Rock Capital Corp. 4.625% 20241	750	798
	Owl Rock Capital Corp. 3.75% 2025	900	953
	Owl Rock Capital Corp. 3.375% 2026	390	407
	Quicken Loans, LLC 3.625% 20291	455	450
	Springleaf Finance Corp. 6.125% 2024	1,167	1,257
	Springleaf Finance Corp. 6.625% 2028	190	219
	Springleaf Finance Corp. 5.375% 2029	183	199
	Starwood Property Trust, Inc. 5.00% 2021	871	876
	Starwood Property Trust, Inc. 5.50% 20231	465	488
	Summer (BC) BidCo B LLC 5.50% 20261	365	372
	Travelport Finance Luxembourg SARL, Term Loan,
	(3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)2,3,5	481	506
	United Wholesale Mortgage, LLC 5.50% 20291	255	255
			63,296

Information	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20252,3	3,574	3,620
technology	Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 20252,3	822	836
4.22%	Avaya, Inc. 6.125% 20281	490	525
	Banff Merger Sub, Inc. 9.75% 20261	1,833	1,932
	Black Knight, Inc. 3.625% 20281	1,315	1,310
	BMC Software, Inc. 7.125% 20251	225	241
	BMC Software, Inc. 9.125% 20261	240	254
	Booz Allen Hamilton, Inc. 4.00% 20291	455	466
	Broadcom, Inc. 3.469% 20341	179	190
	CommScope Finance LLC 6.00% 20261	833	880
	Dell International LLC / EMC Corp. 8.10% 2036	450	687
	Dell International LLC / EMC Corp. 8.35% 2046	291	477
	Dell, Inc. 6.50% 2038	222	284
	Dell, Inc. 5.40% 2040	850	1,006
	Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 20232,3	643	634
	Diebold Nixdorf, Inc. 9.375% 20251	4,700	5,226
	Diebold, Inc. 8.50% 2024	1,534	1,572
	Elastic NV 4.125% 20291	900	900
	Gartner, Inc. 4.50% 20281	2,025	2,141
	Gartner, Inc. 3.75% 20301	200	205
	Imola Merger Corp. 4.75% 20291	300	309
	MicroStrategy, Inc. 6.125% 20281	675	676
	MoneyGram International, Inc., Term Loan B,
	(3-month USD-LIBOR + 6.00%) 7.00% 20232,3	1,210	1,223
	NCR Corp. 5.125% 20291	2,675	2,762
	Oracle Corp. 3.95% 2051	458	501
American Funds Insurance Series	203

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Rocket Software, Inc. 6.50% 20291	$1,715	$ 1,704
technology	Sabre GLBL, Inc. 7.375% 20251	48	52
(continued)	Sabre Holdings Corp. 9.25% 20251	548	653
	Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 20282,3	1,325	1,330
	Square, Inc. 2.75% 20261	2,350	2,394
	Square, Inc. 3.50% 20311	1,270	1,283
	Synaptics, Inc. 4.00% 20291	325	327
	Ultimate Software Group, Inc., Term Loan,
	(3-month USD-LIBOR + 6.75%) 7.50% 20272,3	1,325	1,352
	Unisys Corp. 6.875% 20271	1,695	1,855
	VeriSign, Inc. 5.25% 2025	132	150
	Veritas Holdings, Ltd. 7.50% 20251	2,140	2,234
	ViaSat, Inc. 5.625% 20271	175	183
	Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 20282,3	50	50
	Xerox Corp. 5.00% 20251	595	629
	Xerox Corp. 5.50% 20281	2,135	2,221
			45,274

Real estate	Brookfield Property REIT, Inc. 5.75% 20261	3,714	3,909
3.32%	Diversified Healthcare Trust 4.75% 2024	275	283
	Diversified Healthcare Trust 9.75% 2025	650	721
	Diversified Healthcare Trust 4.75% 2028	335	331
	Diversified Healthcare Trust 4.375% 2031	1,975	1,895
	HAT Holdings I LLC / HAT Holdings II LLC 3.375% 20261	500	504
	Hospitality Properties Trust 7.50% 2025	238	270
	Howard Hughes Corp. 5.375% 20281	1,957	2,082
	Howard Hughes Corp. 4.125% 20291	3,143	3,153
	Howard Hughes Corp. 4.375% 20311	2,018	2,015
	Iron Mountain, Inc. 4.875% 20271	2,066	2,145
	Iron Mountain, Inc. 5.00% 20281	617	642
	Iron Mountain, Inc. 5.25% 20281	1,214	1,273
	Iron Mountain, Inc. 5.25% 20301	2,610	2,766
	Iron Mountain, Inc. 4.50% 20311	1,300	1,318
	Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,005	2,068
	Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,895	1,952
	Ladder Capital Corp. 5.25% 20251	1,040	1,060
	Medical Properties Trust, Inc. 5.00% 2027	1,333	1,415
	Medical Properties Trust, Inc. 3.50% 2031	239	242
	Park Intermediate Holdings LLC 4.875% 20291	1,540	1,595
	QTS Realty Trust, Inc. 3.875% 20281	625	669
	Realogy Corp. 9.375% 20271	740	823
	Realogy Corp. 5.75% 20291	840	879
	Realogy Group LLC 7.625% 20251	260	282
	RHP Hotel Properties LP / RHP Finance Corp. 4.50% 20291	685	687
	Service Properties Trust 5.50% 2027	130	139
	WeWork Companies, Inc. 7.875% 20251	140	146
	Xenia Hotels & Resorts, Inc. 4.875% 20291	360	372
			35,636

Consumer staples	Albertsons Companies, Inc. 3.50% 20231	550	566
3.31%	Albertsons Companies, Inc. 3.50% 20291	1,580	1,564
	Albertsons Companies, Inc. 4.875% 20301	335	358
	B&G Foods, Inc. 5.25% 2025	612	629
	B&G Foods, Inc. 5.25% 2027	1,428	1,489
	Central Garden & Pet Co. 4.125% 2030	420	430
	Central Garden & Pet Co. 4.125% 20311	755	766
	Coty, Inc. 5.00% 20261	700	712

204American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Coty, Inc. 6.50% 20261	$ 520	$ 528
(continued)	Darling Ingredients, Inc. 5.25% 20271	459	483
	Edgewell Personal Care Co. 5.50% 20281	275	292
	Energizer Holdings, Inc. 4.375% 20291	545	546
	Ingles Markets, Inc. 4.00% 20311	355	355
	JBS Luxembourg SARL 3.625% 20321	600	600
	Kraft Heinz Company 3.875% 2027	725	797
	Kraft Heinz Company 4.25% 2031	713	811
	Kraft Heinz Company 5.00% 2042	500	612
	Kraft Heinz Company 5.20% 2045	330	411
	Kraft Heinz Company 4.375% 2046	2,116	2,402
	Kraft Heinz Company 4.875% 2049	2,115	2,573
	Kraft Heinz Company 5.50% 2050	770	1,002
	Kronos Acquisition Holdings, Inc. 5.00% 20261	840	854
	Kronos Acquisition Holdings, Inc. 7.00% 20271	3,350	3,362
	Lamb Weston Holdings, Inc. 4.625% 20241	561	582
	Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 20262,3	1,801	1,809
	Post Holdings, Inc. 5.625% 20281	569	605
	Post Holdings, Inc. 5.50% 20291	166	178
	Post Holdings, Inc. 4.625% 20301	4,205	4,281
	Post Holdings, Inc. 4.50% 20311	750	750
	Prestige Brands International, Inc. 5.125% 20281	103	109
	Prestige Brands International, Inc. 3.75% 20311	1,525	1,473
	Simmons Foods, Inc. 4.625% 20291	993	1,003
	Spectrum Brands, Inc. 5.75% 2025	178	183
	Triton Water Holdings, Inc. 6.25% 20291	630	632
	United Natural Foods, Inc. 6.75% 20281	1,700	1,833
			35,580

Utilities	AmeriGas Partners LP 5.75% 2027	297	332
2.79%	Calpine Corp. 4.50% 20281	500	511
	Calpine Corp. 5.125% 20281	518	528
	Calpine Corp. 3.75% 20311	400	381
	Calpine Corp. 5.00% 20311	1,000	997
	DPL, Inc. 4.125% 2025	765	821
	DPL, Inc. 4.35% 2029	575	625
	Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)6	1,155	1,355
	FirstEnergy Corp. 2.25% 2030	1,170	1,123
	FirstEnergy Corp. 2.65% 2030	624	622
	FirstEnergy Corp. 7.375% 2031	734	1,006
	FirstEnergy Corp. 5.35% 20476	550	661
	FirstEnergy Corp. 3.40% 2050	1,710	1,681
	FirstEnergy Transmission LLC 2.866% 20281	325	337
	Inversiones Latin America Power 5.125% 20331	310	308
	NextEra Energy Partners LP 4.25% 20241	122	129
	NextEra Energy Partners LP 3.875% 20261	92	98
	NGL Energy Partners LP 7.50% 2026	1,150	1,052
	NRG Energy, Inc. 7.25% 2026	328	341
	NRG Energy, Inc. 3.375% 20291	355	349
	NRG Energy, Inc. 3.625% 20311	1,030	1,013
	Pacific Gas and Electric Co. 3.00% 2028	550	553
	Pacific Gas and Electric Co. 4.55% 2030	473	506
	Pacific Gas and Electric Co. 3.25% 2031	200	197
	Pacific Gas and Electric Co. 3.95% 2047	500	466
	Pacific Gas and Electric Co. 4.95% 2050	600	618
	PG&E Corp. 5.00% 2028	2,880	2,916
	PG&E Corp. 5.25% 2030	2,345	2,374
	PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 20252,3	252	249
American Funds Insurance Series	205

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Talen Energy Corp. 10.50% 20261	$3,768	$ 2,729
(continued)	Talen Energy Corp. 7.25% 20271	2,973	2,778
	Talen Energy Corp. 6.625% 20281	130	119
	Talen Energy Supply, LLC 7.625% 20281	1,699	1,592
	Vistra Operations Co. LLC 3.55% 20241	231	244
	Vistra Operations Co. LLC 4.375% 20291	400	403
			30,014

	Total corporate bonds, notes & loans		931,843
U.S. Treasury bonds & notes 0.11%

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20519,10	1,025	1,124
inflation-protected

securities
0.11%
Municipals 0.00%

Puerto Rico	Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
0.00%
	Total bonds, notes & other debt instruments (cost: $906,669,000)		932,972

Convertible bonds & notes 0.35%

Communication	Cinemark USA, Inc., convertible notes, 4.50% 20251	190	337
services	DISH DBS Corp., convertible notes, 3.375% 2026	635	650
0.14%	Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	430	482

			1,469

Industrials	American Airlines Group, Inc., convertible notes, 6.50% 2025	183	288
0.08%	Southwest Airlines Co., convertible notes, 1.25% 2025	403	612

			900

Information	Sabre GLBL, Inc., convertible notes, 4.00% 2025	390	712
technology

0.07%

Consumer	NCL Corp., Ltd., convertible notes, 5.375% 20251	155	283
discretionary	Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 20231	200	273
0.05%
			556

Energy	Mesquite Energy, Inc., convertible notes, 15.19% 2023 (100% PIK)1,5,7,8	70	70
0.01%
	Total convertible bonds & notes (cost: $2,724,000)		3,707

Convertible stocks 0.08%		Shares

Financials	2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 20231	411	519
0.05%

Utilities	PG&E Corp., convertible preferred units, 5.50% 2023	3,350	340
0.03%
	Total convertible stocks (cost: $717,000)		859

206American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Common stocks 5.62%			Value
		Shares	(000)

Health care	Rotech Healthcare, Inc.7,8,11,12	201,793	$21,693
2.02%

Energy	Chesapeake Energy Corp.	157,546	8,180
1.99%	Chesapeake Energy Corp.1,7	844	42
	Oasis Petroleum, Inc.	42,568	4,280
	Denbury, Inc.11	32,880	2,525
	Extraction Oil & Gas, Inc.11	29,821	1,637
	Extraction Oil & Gas, Inc.1,7,11,12	8,511	449
	Weatherford International11	99,159	1,805
	Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	1,260
	Diamond Offshore Drilling, Inc.11	82,188	522
	Diamond Offshore Drilling, Inc.1,7,8,11	28,784	153
	California Resources Corp.11	17,202	518
	McDermott International, Ltd.11	107,875	53
	Mesquite Energy, Inc.7,8,11	3,558	21
	Tapstone Energy, LLC1,7,8,11	14,603	—13
			21,445

Industrials	New AMI I, LLC7,8,11	949,277	8,259
0.77%

Consumer	MYT Holding Co., Class B7,11	608,846	3,379
discretionary	NMG Parent LLC7,11	14,350	1,937
0.51%	NMG Parent LLC1,7,11	1,615	194
			5,510

Materials	Hexion Holdings Corp., Class B11	81,939	1,475
0.14%

Financials	Jonah Energy Parent LLC7,8,11	38,716	581
0.09%	Navient Corp.	20,000	386

			967

Communication	iHeartMedia, Inc., Class A11	22,639	610
services

0.06%

Information	MoneyGram International, Inc.11	41,400	417
technology
	Total common stocks (cost: $34,018,000)		60,376
0.04%

Preferred securities 0.27%

Consumer	MYT Holding LLC, Series A, preferred shares	2,095,904	2,143
discretionary

0.20%

Industrials	ACR III LSC Holdings LLC, Series B, preferred shares1,7,8,11	1,022	719
0.07%
	Total preferred securities (cost: $2,933,000)		2,862

American Funds Insurance Series	207

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Rights & warrants 0.13%							Value
						Shares	(000)

Energy	Chesapeake Energy Corp., Class B, warrants, expire 202611					14,962	$357
0.07%	Chesapeake Energy Corp., Class A, warrants, expire 202611					12,565	338
	Chesapeake Energy Corp., Class C, warrants, expire 202611					4,376	91
	Sable Permian Resources, LLC, Class A, warrants, expire 20247,8,11					2,894	—13
							786

Consumer	NMG Parent LLC, warrants, expire 20277,11					27,111	620
discretionary
	Total rights & warrants (cost: $2,471,000)						1,406
0.06%

Short-term securities 5.83%

Money market investments 5.83%

	Capital Group Central Cash Fund 0.04%14,15					626,652	62,665
	Total short-term securities (cost: $62,664,000)						62,665

	Total investment securities 99.15% (cost: $1,012,196,000)						1,064,847
	Other assets less liabilities 0.85%						9,158

	Net assets 100.00%						$1,074,005
Futures contracts

							Unrealized
					Notional	Value at	depreciation
			Number of		amount16	6/30/202117	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

2 Year U.S. Treasury Note Futures		Long	248	October 2021	$ 49,600	$ 54,639	$ (93)
10 Year Ultra U.S. Treasury Note Futures		Short	24	September 2021	(2,400)	(3,533)	(57)
10 Year U.S. Treasury Note Futures		Short	284	September 2021	(28,400)	(37,630)	(84)

							$(234)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection						Upfront	Unrealized

					Value at	premium	depreciation
	Pay/		Expiration	Notional	6/30/2021	received	at 6/30/2021
Receive	Payment frequency		date	(000)	(000)	(000)	(000)

CDX.NA.HY.36	5.00%/Quarterly		6/20/2026	$50,074	$(5,109)	$(4,890)	$(219)

Investments in affiliates15

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	gain	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 0.04%14	$33,493	$302,652	$273,478	$1	$(3)	$62,665	$12

208American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

1Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $651,007,000, which represented 60.61% of the net assets of the fund.

2Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,965,000, which represented 2.70% of the net assets of the fund.

3Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4Scheduled interest and/or principal payment was not received.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

6Step bond; coupon rate may change at a later date.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $44,114,000, which represented 4.11% of the net assets of the fund.

8Value determined using significant unobservable inputs.

9All or a portion of this security was pledged as collateral. The total value of pledged collateral was $412,000, which represented .04% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Security did not produce income during the last 12 months.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

13Amount less than one thousand.

14Rate represents the seven-day yield at 6/30/2021.

15Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

16Notional amount is calculated based on the number of contracts and notional contract size.

17Value is calculated based on the notional amount and current market price.

	Acquisition	Cost	Value	Percent
				of net
Private placement securities	date	(000)	(000)	assets

Rotech Healthcare, Inc.	9/26/2013	$ 4,331	$ 21,693	2.02%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	1,260.12
Extraction Oil & Gas, Inc.	1/20/2021	215	449.04

Total private placement securities		$4,848	$23,402	2.18%

Key to abbreviations and symbol

Auth. = Authority

CMT = Constant Maturity Treasury

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

Rev. = Revenue

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	209

American Funds Mortgage Fund

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 79.12%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 57.66%

Federal agency	Fannie Mae Pool #AS7638 2.50% 20311	$ 853	$ 893
mortgage-backed	Fannie Mae Pool #695412 5.00% 20331	—2	—2
obligations	Fannie Mae Pool #AD3566 5.00% 20351	2	2
50.51%	Fannie Mae Pool #256583 5.00% 20361,3	34	36
	Fannie Mae Pool #889101 1.631% 20381,4	32	33
	Fannie Mae Pool #964279 2.485% 20381,4	31	32
	Fannie Mae Pool #964708 2.765% 20381,4	4	4
	Fannie Mae Pool #AC0794 5.00% 20391	8	10
	Fannie Mae Pool #931768 5.00% 20391	2	2
	Fannie Mae Pool #AL9335 2.289% 20401,4	1,184	1,256
	Fannie Mae Pool #932606 5.00% 20401	4	5
	Fannie Mae Pool #MA4333 2.00% 20411	24	24
	Fannie Mae Pool #MA4387 2.00% 20411	22	22
	Fannie Mae Pool #MA4364 2.00% 20411	7	7
	Fannie Mae Pool #AL9327 2.164% 20411,4	1,109	1,175
	Fannie Mae Pool #AL9326 2.199% 20411,4	1,453	1,539
	Fannie Mae Pool #AJ1873 4.00% 20411	7	8
	Fannie Mae Pool #AE1248 5.00% 20411	11	13
	Fannie Mae Pool #AE1274 5.00% 20411	8	9
	Fannie Mae Pool #AE1277 5.00% 20411	5	6
	Fannie Mae Pool #AE1283 5.00% 20411	3	3
	Fannie Mae Pool #AE1290 5.00% 20421	6	6
	Fannie Mae Pool #AT3954 3.50% 20431	4	4
	Fannie Mae Pool #AT0300 3.50% 20431	2	2
	Fannie Mae Pool #AY1829 3.50% 20441	4	4
	Fannie Mae Pool #AW8240 3.50% 20441	1	1
	Fannie Mae Pool #BJ5015 4.00% 20471	58	63
	Fannie Mae Pool #BH3122 4.00% 20471	1	1
	Fannie Mae Pool #BM4488 3.381% 20481,4	622	650
	Fannie Mae Pool #BK6840 4.00% 20481	38	41
	Fannie Mae Pool #BK5232 4.00% 20481	30	32
	Fannie Mae Pool #BK9743 4.00% 20481	11	12
	Fannie Mae Pool #BK9761 4.50% 20481	8	9
	Fannie Mae Pool #BJ8402 3.544% 20491,4	128	133
	Fannie Mae Pool #CA5496 3.00% 20501	2,962	3,157
	Fannie Mae Pool #CB0041 3.00% 20511	242	260
	Fannie Mae Pool #BF0379 3.50% 20591	211	229
	Fannie Mae Pool #BF0497 3.00% 20601	71	75
	Fannie Mae Pool #BF0481 3.50% 20601	241	262
	Freddie Mac Pool #A18781 5.00% 20341,3	819	935
	Freddie Mac Pool #C91883 4.00% 20361,3	2,923	3,186
	Freddie Mac Pool #840222 2.386% 20401,4	328	348
	Freddie Mac Pool #RB5118 2.00% 20411	72	74
	Freddie Mac Pool #Q15874 4.00% 20431	2	2
	Freddie Mac Pool #760014 2.977% 20451,4	580	606
	Freddie Mac Pool #760012 3.109% 20451,4	52	54
	Freddie Mac Pool #760013 3.182% 20451,4	34	36
	Freddie Mac Pool #760015 2.679% 20471,4	104	109
	Freddie Mac Pool #Q52069 3.50% 20471	44	47
	Freddie Mac Pool #Q47615 3.50% 20471	27	29
	Freddie Mac Pool #Q56599 4.00% 20481	46	50
	Freddie Mac Pool #Q56175 4.00% 20481	34	37
	Freddie Mac Pool #Q55971 4.00% 20481	32	35
	Freddie Mac Pool #Q55970 4.00% 20481	13	14
	Freddie Mac Pool #Q58411 4.50% 20481	93	103
	Freddie Mac Pool #Q58436 4.50% 20481	41	45
	Freddie Mac Pool #Q58378 4.50% 20481	33	36
	Freddie Mac Pool #Q57242 4.50% 20481	28	30
	Freddie Mac Pool #RA1339 3.00% 20491	2,327	2,449
	Freddie Mac Pool #QA2748 3.50% 20491	28	30
	Freddie Mac Pool #SD8158 3.50% 20511	84	88

210American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8164 3.50% 20511		$62	$66
mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
obligations	3.00%	20561	1,087	1,137
(continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	20561,4	1,086	1,136
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	20561,4	865	905
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25%	20561	124	134
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00%	20571	660	705
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	20571,4	4,003	4,312
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	20571	2,240	2,354
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	20571	1,784	1,947
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	20571	982	1,071
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50%	20581	39	43
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	20581	24	26
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	20281	5,165	5,463
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50%	20281	1,432	1,500
	Government National Mortgage Assn. 2.00% 20511,5		12,480	12,688
	Government National Mortgage Assn. 2.50% 20511,5		7,496	7,744
	Government National Mortgage Assn. 3.00% 20511,5		3,032	3,163
	Government National Mortgage Assn. 3.00% 20511,5		800	835
	Government National Mortgage Assn. 3.50% 20511,5		37	39
	Government National Mortgage Assn. Pool #AH5894 3.75% 20341		925	1,000
	Government National Mortgage Assn. Pool #AD0028 3.75% 20381		576	615
	Government National Mortgage Assn. Pool #AH5897 3.75% 20391		578	617
	Government National Mortgage Assn. Pool #004410 4.00% 20391		58	60
	Government National Mortgage Assn. Pool #783690 6.00% 20391		116	133
	Government National Mortgage Assn. Pool #004823 4.00% 20401		88	90
	Government National Mortgage Assn. Pool #005142 4.50% 20411		28	30
	Government National Mortgage Assn. Pool #005104 5.00% 20411		177	193
	Government National Mortgage Assn. Pool #005165 6.50% 20411		143	161
	Government National Mortgage Assn. Pool #AA5326 3.50% 20421		238	245
	Government National Mortgage Assn. Pool #MA0366 3.50% 20421		207	212
	Government National Mortgage Assn. Pool #AA5526 3.50% 20421		140	147
	Government National Mortgage Assn. Pool #AF0140 3.50% 20431		234	246
	Government National Mortgage Assn. Pool #AD4360 3.50% 20431		94	99
	Government National Mortgage Assn. Pool #AH5882 3.75% 20441		525	574
	Government National Mortgage Assn. Pool #AH5884 4.25% 20441		1,352	1,516
	Government National Mortgage Assn. Pool #MA3727 4.00% 20461		340	354
	Government National Mortgage Assn. Pool #MA5877 4.50% 20491		521	557
	Government National Mortgage Assn. Pool #MA6092 4.50% 20491		230	246
	Government National Mortgage Assn. Pool #MA7419 3.00% 20511		3,118	3,275
	Government National Mortgage Assn. Pool #AO0409 4.589% 20651		185	200
	Government National Mortgage Assn. Pool #AO0461 4.604% 20651		101	109
	Government National Mortgage Assn. Pool #AN1825 4.614% 20651		330	355
	Government National Mortgage Assn. Pool #AO0385 4.512% 20661		732	796
	Government National Mortgage Assn. Pool #725897 5.20% 20661		2	2
	Uniform Mortgage-Backed Security 1.50% 20361,5		500	506
	Uniform Mortgage-Backed Security 2.00% 20361,5		38,830	39,996
	Uniform Mortgage-Backed Security 2.50% 20361,5		300	313
	Uniform Mortgage-Backed Security 2.00% 20511,5		23,844	23,981
American Funds Insurance Series	211

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 2.50% 20511,5	$ 3,341	$ 3,442
mortgage-backed	Uniform Mortgage-Backed Security 2.50% 20511,5	131	135
obligations	Uniform Mortgage-Backed Security 3.00% 20511,5	6,339	6,598
(continued)	Uniform Mortgage-Backed Security 3.00% 20511,5	2,704	2,817
	Uniform Mortgage-Backed Security 3.50% 20511,5	10,938	11,514
	Uniform Mortgage-Backed Security 4.00% 20511,5	77	82
	Uniform Mortgage-Backed Security 4.50% 20511,5	2,938	3,164
			168,011

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 20481,4,6	868	874
mortgage-backed	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,4,6	348	349
obligations (privately	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 20301,4,6	611	612
originated)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 20361,4,6	1,531	1,533
6.60%	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 20601,4,6	684	695
	JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20501,4,6	349	357
	Mello Warehouse Securitization Trust, Series 2019-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20521,4,6	750	751
	Mello Warehouse Securitization Trust, Series 2020-2, Class A,
	(1-month USD-LIBOR + 0.80%) 0.892% 20531,4,6	583	584
	Mello Warehouse Securitization Trust, Series 2020-1, Class A,
	(1-month USD-LIBOR + 0.90%) 0.992% 20531,4,6	809	810
	Mello Warehouse Securitization Trust, Series 2021-2, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20551,4,6	1,210	1,211
	Mortgage Repurchase Agreement Financing Trust, Series 2020-5,
	(1-month USD-LIBOR + 1.00%) 1.077% 20231,4,6	750	751
	MRA Issuance Trust, Series 2021-8, Class A1X,
	(1-month USD-LIBOR + 1.15%) 1.26% 20211,4,6	1,625	1,627
	MRA Issuance Trust, Series 2020-10, Class A,
	(1-month USD-LIBOR + 1.70%) 1.786% 20221,4,6	3,375	3,377
	Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20291,4,6	220	220
	Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,4,6	266	267
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.75%) 0.842% 20551,4,6	1,021	1,024
	Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20491,4,6	192	195
	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.70%) 0.792% 20551,4,6	768	766
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,4,6	619	618
	Station Place Securitization Trust, Series 2021-WL1, Class A,
	(1-month USD-LIBOR + 0.65%) 0.742% 20541,4,6	3,950	3,956
	Station Place Securitization Trust, Series 2021-WL2, Class A,
	(1-month USD-LIBOR + 0.70%) 0.792% 20541,4,6	375	375
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,4,6	337	343
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 20571,4,6	24	24
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 20601,6	626	634
			21,953

Commercial	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 20381,4,6	1,174	1,176
mortgage-backed	Extended Stay America Trust, Series 2021-ESH, Class A,
securities	(1-month USD-LIBOR + 1.08%) 1.155% 20381,4,6	370	371
0.55%	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 0.951% 20261,4,6	273	274
			1,821

	Total mortgage-backed obligations		191,785

212American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 17.63%

U.S. Treasury	U.S. Treasury 0.125% 2023	$ 650	$ 649
13.04%	U.S. Treasury 0.125% 2023	175	175
	U.S. Treasury 0.375% 2025	490	481
	U.S. Treasury 0.375% 2025	200	196
	U.S. Treasury 0.50% 2026	1,750	1,724
	U.S. Treasury 0.75% 2026	8,122	8,087
	U.S. Treasury 0.75% 2026	250	248
	U.S. Treasury 0.75% 2028	555	540
	U.S. Treasury 1.125% 2028	2,000	1,994
	U.S. Treasury 1.25% 2028	6,475	6,501
	U.S. Treasury 0.625% 2030	1,000	932
	U.S. Treasury 0.875% 2030	350	333
	U.S. Treasury 1.125% 2031	2,525	2,451
	U.S. Treasury 1.375% 2040	380	341
	U.S. Treasury 1.875% 2041	1,750	1,712
	U.S. Treasury 1.25% 2050	6,630	5,402
	U.S. Treasury 1.375% 2050	6,000	5,046
	U.S. Treasury 1.625% 20503	6,565	5,882
	U.S. Treasury 2.375% 2051	640	683

			43,377

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20237	1,537	1,606
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 20237	1,855	1,974
securities	U.S. Treasury Inflation-Protected Security 0.625% 20237	265	280
4.59%	U.S. Treasury Inflation-Protected Security 0.125% 20247	1,129	1,214
	U.S. Treasury Inflation-Protected Security 0.125% 20247	304	328
	U.S. Treasury Inflation-Protected Security 0.50% 20247	861	928
	U.S. Treasury Inflation-Protected Security 0.625% 20247	1,076	1,159
	U.S. Treasury Inflation-Protected Security 0.125% 20317	3,846	4,235
	U.S. Treasury Inflation-Protected Security 2.125% 20417	134	202
	U.S. Treasury Inflation-Protected Security 0.75% 20423,7	1,327	1,609
	U.S. Treasury Inflation-Protected Security 1.00% 20497	1,300	1,743
			15,278

	Total U.S. Treasury bonds & notes		58,655
Asset-backed obligations 3.40%

	Allegro CLO, Ltd., Series 2016-1A, Class AR2,
	(3-month USD-LIBOR + 0.95%) 1.12% 20301,4,6	250	250
	ARES CLO, Ltd., Series 2017-42A, Class AR,
	(3-month USD-LIBOR + 0.92%) 1.114% 20281,4,6	250	250
	Ballyrock, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 1.155% 20301,4,6	250	250
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 20331,6	100	100
	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 20251	195	195
	Cent CLO LP, Series 2014-21A, Class AR,
	(3-month USD-LIBOR + 0.97%) 1.151% 20301,4,6	250	250
	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 20601,6	539	548
	CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 20601,6	104	106
	CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 20611,6	842	849
	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 20301,6	275	276
	Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO,
	(3-month USD-LIBOR + 1.00%) 1.184% 20291,4,6	250	250
	Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20241,6	1,000	1,013
	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 20371,6	194	193
	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 20251,6	536	538
	Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 20271,6	285	286
	Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3,
	(3-month USD-LIBOR + 1.00%) 1.184% 20291,4,6	250	250
American Funds Insurance Series	213

American Funds Mortgage Fund (continued)

	Bonds, notes & other debt instruments (continued)		Principal amount	Value
			(000)	(000)

	Asset-backed obligations (continued)

	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 20691,6		$ 213	$213
	Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 20691,6		224	224
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 20691,6		457	458
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 20621,6		547	548
	Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 20621,6		1,550	1,556
	Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
	(3-month USD-LIBOR + 0.97%) 1.146% 20301,4,6		250	250
	Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 20271,6		594	598
	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20591,4,6		119	121
	Palmer Square Loan Funding, CLO, Series 2019-2, Class A1,
	(3-month USD-LIBOR + 0.97%) 1.158% 20271,4,6		371	371
	Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
	(3-month USD-LIBOR + 0.90%) 1.055% 20291,4,6		250	250
	Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
	(3-month USD-LIBOR + 0.94%) 1.181% 20301,4,6		250	250
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 20531,6		111	109
	Sound Point CLO, Ltd., Series 2017-2A, Class AR,
	(3-month USD-LIBOR + 0.98%) 1.156% 20301,4,6		250	250
	Sound Point CLO, Ltd., Series 2017-3A, Class A1R,
	(3-month USD-LIBOR + 0.98%) 1.182% 20301,4,6		250	250
	Sound Point CLO, Ltd., Series 2015-1RA, Class AR,
	(3-month USD-LIBOR + 1.08%) 1.264% 20301,4,6		250	250
				11,302
	Bonds & notes of governments & government agencies outside the U.S. 0.26%

	Asian Development Bank 1.00% 2026		592	594
	Canada 0.75% 2026		275	273

				867
	Federal agency bonds & notes 0.09%

	Fannie Mae 0.875% 2030		300	285
	Corporate bonds, notes & loans 0.08%

Communication	SBA Tower Trust 1.631% 20266		253	253
services
	Total bonds, notes & other debt instruments (cost: $262,798,000)			263,147
0.08%
		Weighted

	Short-term securities 53.64%	average yield
		at acquisition

	Federal agency bills & notes 27.04%

	Fannie Mae 8/18/2021	0.005%	7,236	7,235
	Federal Farm Credit Banks 8/11/2021	0.040	3,000	3,000
	Federal Farm Credit Banks 10/25/2021	0.030	3,600	3,599
	Federal Farm Credit Banks 10/27/2021	0.030	4,900	4,899
	Federal Home Loan Bank 7/7/2021	0.020	6,000	6,000
	Federal Home Loan Bank 7/9/2021	0.018	4,000	4,000
	Federal Home Loan Bank 7/28/2021	0.015	4,000	4,000
	Federal Home Loan Bank 7/30/2021	0.009	6,000	6,000
	Federal Home Loan Bank 8/11/2021	0.014	15,300	15,299
	Federal Home Loan Bank 8/13/2021	0.017	12,000	11,999
	Federal Home Loan Bank 8/18/2021	0.009	8,000	7,999
	Federal Home Loan Bank 8/27/2021	0.019	5,000	4,999
	Federal Home Loan Bank 9/2/2021	0.014	5,000	4,999
	Tennessee Valley Authority 7/21/2021	0.009	5,900	5,900

				89,928

214American Funds Insurance Series

American Funds Mortgage Fund (continued)

					Weighted
Short-term securities (continued)					average yield	Principal amount	Value
					at acquisition	(000)	(000)

Commercial paper 25.10%

	Amazon.com, Inc. 7/12/20216				0.030%	$9,000	$9,000
	Apple Inc. 7/13/20216				0.020	7,000	7,000
	Apple Inc. 7/14/20216				0.020	2,500	2,500
	BofA Securities, Inc. 9/17/20216				0.120	4,800	4,799
	CAFCO, LLC 7/15/20216				0.130	9,000	9,000
	Canadian Imperial Bank of Commerce 7/1/20216				0.050	6,900	6,900
	Chariot Funding, LLC 8/13/20216				0.090	9,500	9,499
	Chevron Corp. 7/13/20216				0.040	7,500	7,500
	Chevron Corp. 8/23/20216				0.040	2,000	2,000
	Exxon Asset Management Co. 7/26/2021				0.040	8,600	8,599
	ExxonMobil Corp. 7/22/2021				0.060	600	600
	Paccar Financial Corp. 7/6/2021				0.050	1,000	1,000
	Paccar Financial Corp. 8/26/2021				0.090	5,600	5,599
	Procter & Gamble Co. 7/12/20216				0.060	9,500	9,500
							83,496

U.S. Treasury bills 1.50%

	U.S. Treasury 9/28/2021				0.020	5,000	4,999

	Total short-term securities (cost: $178,429,000)						178,423

	Total investment securities 132.76% (cost: $441,227,000)						441,570
	Other assets less liabilities (32.76)%						(108,969)

	Net assets 100.00%						$ 332,601
Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
		Number of			amount8	6/30/20219	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures		Long	25	October 2021	$ 2,500	$ 3,086	$ (10)
10 Year U.S. Treasury Note Futures		Long	73	September 2021	7,300	9,672	28
10 Year Ultra U.S. Treasury Note Futures		Short	95	September 2021	(9,500)	(13,984)	(222)
20 Year U.S. Treasury Bond Futures		Long	4	September 2021	400	643	17
30 Year Ultra U.S. Treasury Bond Futures		Short	5	September 2021	(500)	(964)	(38)

							$(225)
Swap contracts

Interest rate swaps						Upfront	Unrealized

					Value at	premium	appreciation
		Expiration		Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date		(000)	(000)	(000)	(000)

3-month USD-LIBOR	0.243%	5/2/2024		$33,400	$ 267	$22	$245
3-month USD-LIBOR	0.32%	9/23/2025		3,600	75	—	75
3-month USD-LIBOR	0.81%	7/28/2045		5,700	1,092	16	1,076
3-month USD-LIBOR	0.811%	7/27/2050		3,000	676	—	676

						$38	$2,072

American Funds Insurance Series	215

American Funds Mortgage Fund (continued)

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,455,000, which represented .44% of the net assets of the fund.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,832,000, which represented 30.92% of the net assets of the fund.

7Index-linked bond whose principal amount moves with a government price index.

8Notional amount is calculated based on the number of contracts and notional contract size.

9Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

216American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2021			unaudited
	Weighted
Short-term securities 97.65%	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Commercial paper 73.38%

Alberta (Province of) 8/25/20211	0.080%	$ 4,000	$ 3,999
Amazon.com, Inc. 7/12/20211	0.030	10,000	10,000
Australia & New Zealand Banking Group, Ltd. 8/11/20211	0.090	10,000	9,999
Bank of Montreal 9/8/2021	0.070	10,000	9,998
BNG Bank NV 7/16/20211	0.044	3,500	3,500
BNG Bank NV 8/10/20211	0.060	6,690	6,689
British Columbia (Province of) 8/16/2021	0.040	9,600	9,599
CAFCO, LLC 7/15/20211	0.060	7,500	7,500
Caisse d'Amortissement de la Dette Sociale 8/23/2021	0.140	7,000	6,999
Chariot Funding, LLC 7/12/20211	0.139	10,000	10,000
Chevron Corp. 7/26/20211	0.040	10,000	9,999
DBS Bank Ltd. 7/6/20211	0.120	6,300	6,300
Denmark (Kingdom of) 7/13/2021	0.030	5,100	5,100
Denmark (Kingdom of) 7/16/2021	0.060	5,000	5,000
DNB Bank ASA 7/7/20211	0.125	8,000	8,000
Export Development Canada 8/3/2021	0.070	9,200	9,199
FMS Wertmanagement 8/16/20211	0.065	8,000	7,999
Hydro-Québec 9/27/20211	0.070	5,500	5,499
L'Oréal USA, Inc. 7/12/20211	0.027	10,000	10,000
LVMH Mo÷t Hennessy Louis Vuitton Inc. 7/8/20211	0.129	10,000	10,000
Nestlé Finance International Ltd. 8/9/20211	0.059	5,000	5,000
Novartis Finance Corp. 8/2/20211	0.050	5,000	5,000
Novartis Finance Corp. 8/9/20211	0.060	4,500	4,500
NRW.Bank 7/21/20211	0.058	10,000	9,999
Roche Holdings, Inc. 7/16/20211	0.035	10,000	10,000
Starbird Funding Corp. 7/1/20211	0.070	2,000	2,000
Sumitomo Mitsui Banking Corp. 7/19/20211	0.040	9,400	9,400
Thunder Bay Funding, LLC 7/8/20211	0.060	10,000	10,000
Total Capital Canada Ltd. 8/30/20211	0.080	8,350	8,349
Toyota Industries Commercial Finance, Inc. 8/27/20211	0.069	10,000	9,999
Toyota Motor Credit Corp. 7/28/2021	0.050	6,500	6,500
Unilever Capital Corp. 9/14/20211	0.029	10,000	9,998
Victory Receivables Corp. 8/27/20211	0.080	3,300	3,299
			249,423
U.S. Treasury bills 15.21%

U.S. Treasury 7/6/2021	0.007	9,800	9,800
U.S. Treasury 7/22/2021	0.012	6,900	6,900
U.S. Treasury 8/5/2021	0.016	10,000	10,000
U.S. Treasury 8/12/2021	0.012	10,000	9,999
U.S. Treasury 8/19/2021	0.013	15,000	14,999

			51,698
Federal agency bills & notes 9.06%

Fannie Mae 9/1/2021	0.015	5,000	4,999
Federal Farm Credit Banks 9/21/2021	0.020	5,100	5,099
Federal Home Loan Bank 7/7/2021	0.005	5,000	5,000
Federal Home Loan Bank 7/30/2021	0.010	9,400	9,400
American Funds Insurance Series	217

Ultra-Short Bond Fund (continued)

	Weighted
Short-term securities (continued)	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Federal agency bills & notes (continued)

Federal Home Loan Bank 8/11/2021	0.013%	$5,000	$5,000
Federal Home Loan Bank 8/18/2021	0.009	500	500
Federal Home Loan Bank 9/1/2021	0.050	800	800

			30,798

Total short-term securities (cost: $331,925,000)			331,919

Total investment securities 97.65% (cost: $331,925,000)			331,919
Other assets less liabilities 2.35%			7,978

Net assets 100.00%			$339,897

1Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $197,028,000, which represented 57.97% of the net assets of the fund.

See notes to financial statements.

218American Funds Insurance Series

U.S. Government Securities Fund

(formerly U.S. Government/AAA-Rated Securities Fund)

Investment portfolio June 30, 2021			unaudited
Bonds, notes & other debt instruments 81.88%		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 51.67%

U.S. Treasury	U.S. Treasury 2.00% 2021	$ 2,000	$ 2,013
29.50%	U.S. Treasury 1.375% 2022	1,100	1,108
	U.S. Treasury 1.75% 2022	3,000	3,046
	U.S. Treasury 2.125% 2023	—1	—1
	U.S. Treasury 2.875% 2023	5,000	5,306
	U.S. Treasury 0.375% 2024	5,000	4,994
	U.S. Treasury 0.25% 2025	39,515	38,769
	U.S. Treasury 0.25% 2025	4,000	3,916
	U.S. Treasury 0.375% 2025	78,000	76,523
	U.S. Treasury 0.375% 2025	10,000	9,820
	U.S. Treasury 0.75% 2026	34,375	34,202
	U.S. Treasury 0.75% 2026	3,943	3,925
	U.S. Treasury 0.75% 2026	1,250	1,243
	U.S. Treasury 0.875% 2026	24,450	24,441
	U.S. Treasury 1.625% 2026	10,000	10,356
	U.S. Treasury 0.50% 2027	5,314	5,124
	U.S. Treasury 1.125% 2028	450	449
	U.S. Treasury 1.25% 2028	22,514	22,604
	U.S. Treasury 1.25% 2028	3,600	3,606
	U.S. Treasury 0.625% 2030	1,175	1,095
	U.S. Treasury 0.875% 2030	36,395	34,606
	U.S. Treasury 1.125% 2031	57,000	55,332
	U.S. Treasury 1.625% 2031	10,000	10,156
	U.S. Treasury 1.125% 2040	9,875	8,487
	U.S. Treasury 1.125% 2040	7,000	6,038
	U.S. Treasury 1.875% 2041	7,625	7,458
	U.S. Treasury 2.50% 2046	5,400	5,841
	U.S. Treasury 2.50% 2046	3,900	4,219
	U.S. Treasury 2.875% 2046	2,700	3,128
	U.S. Treasury 2.25% 2049	2,450	2,533
	U.S. Treasury 2.375% 2049	13,000	13,816
	U.S. Treasury 2.875% 2049	26,000	30,389
	U.S. Treasury 3.00% 20492	4,800	5,735
	U.S. Treasury 1.25% 2050	35,400	28,845
	U.S. Treasury 1.375% 2050	56,500	47,521
	U.S. Treasury 1.625% 20502	72,330	64,811
	U.S. Treasury 1.875% 2051	21,902	20,860
	U.S. Treasury 2.375% 2051	4,948	5,281

			607,596

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 20223	6,252	6,394
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 20233	14,738	15,401
securities	U.S. Treasury Inflation-Protected Security 0.375% 20233	18,814	20,017
22.17%	U.S. Treasury Inflation-Protected Security 0.625% 20233	101,393	107,265
	U.S. Treasury Inflation-Protected Security 0.125% 20243	31,477	33,951
	U.S. Treasury Inflation-Protected Security 0.125% 20243	6,946	7,471
	U.S. Treasury Inflation-Protected Security 0.50% 20243	5,130	5,532
	U.S. Treasury Inflation-Protected Security 0.625% 20243	6,525	7,029
	U.S. Treasury Inflation-Protected Security 0.125% 20263	89,913	97,906
	U.S. Treasury Inflation-Protected Security 0.125% 20303	20,722	22,873
	U.S. Treasury Inflation-Protected Security 0.125% 20303	6,380	7,009
	U.S. Treasury Inflation-Protected Security 0.125% 20313	76,816	84,580
	U.S. Treasury Inflation-Protected Security 2.125% 20413	378	568
	U.S. Treasury Inflation-Protected Security 0.75% 20422,3	9,677	11,729
	U.S. Treasury Inflation-Protected Security 0.625% 20433	7,083	8,437
American Funds Insurance Series	219

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 20493	$ 4,987	$6,686
inflation-protected	U.S. Treasury Inflation-Protected Security 0.25% 20503	328	370
securities	U.S. Treasury Inflation-Protected Security 0.125% 20513	12,161	13,331
(continued)
			456,549

	Total U.S. Treasury bonds & notes		1,064,145
Mortgage-backed obligations 17.31%

Federal agency	Fannie Mae Pool #257104 6.50% 20284	66	74
mortgage-backed	Fannie Mae Pool #695412 5.00% 20334	1	1
obligations	Fannie Mae Pool #AD3566 5.00% 20354	8	9
17.31%	Fannie Mae Pool #MA2746 4.00% 20364	2,006	2,186
	Fannie Mae Pool #MA2588 4.00% 20364	1,042	1,131
	Fannie Mae Pool #256860 6.50% 20374	17	20
	Fannie Mae Pool #888698 7.00% 20374	40	47
	Fannie Mae Pool #256828 7.00% 20374	3	3
	Fannie Mae Pool #970343 6.00% 20384	15	16
	Fannie Mae Pool #AC0794 5.00% 20394	34	39
	Fannie Mae Pool #931768 5.00% 20394	6	7
	Fannie Mae Pool #932606 5.00% 20404	17	19
	Fannie Mae Pool #AJ1873 4.00% 20414	28	31
	Fannie Mae Pool #AI1862 5.00% 20414	527	603
	Fannie Mae Pool #AI3510 5.00% 20414	329	376
	Fannie Mae Pool #AJ0704 5.00% 20414	287	328
	Fannie Mae Pool #AJ5391 5.00% 20414	167	191
	Fannie Mae Pool #AE1248 5.00% 20414	45	51
	Fannie Mae Pool #AE1277 5.00% 20414	20	23
	Fannie Mae Pool #AE1283 5.00% 20414	11	12
	Fannie Mae Pool #AE1290 5.00% 20424	22	25
	Fannie Mae Pool #AT7161 3.50% 20434	64	69
	Fannie Mae Pool #AT3954 3.50% 20434	15	16
	Fannie Mae Pool #AT0300 3.50% 20434	9	10
	Fannie Mae Pool #BM6240 2.201% 20444,5	674	713
	Fannie Mae Pool #AY1829 3.50% 20444	15	16
	Fannie Mae Pool #AW8240 3.50% 20444	4	4
	Fannie Mae Pool #BE5017 3.50% 20454	80	86
	Fannie Mae Pool #BE8740 3.50% 20474	72	78
	Fannie Mae Pool #BE8742 3.50% 20474	24	26
	Fannie Mae Pool #BH2848 3.50% 20474	9	10
	Fannie Mae Pool #BH2847 3.50% 20474	9	10
	Fannie Mae Pool #BH2846 3.50% 20474	10	10
	Fannie Mae Pool #BJ5015 4.00% 20474	232	252
	Fannie Mae Pool #BH3122 4.00% 20474	5	6
	Fannie Mae Pool #BM3788 3.50% 20484	4,641	5,028
	Fannie Mae Pool #BJ4901 3.50% 20484	51	55
	Fannie Mae Pool #BK6840 4.00% 20484	151	164
	Fannie Mae Pool #BK5232 4.00% 20484	119	129
	Fannie Mae Pool #BK9743 4.00% 20484	45	49
	Fannie Mae Pool #CA1909 4.50% 20484	37	40
	Fannie Mae Pool #BK9761 4.50% 20484	31	34
	Fannie Mae Pool #CA4151 3.50% 20494	755	824
	Fannie Mae Pool #FM1062 3.50% 20494	655	713
	Fannie Mae Pool #FM1443 3.50% 20494	491	527
	Fannie Mae Pool #BJ8411 3.50% 20494	157	170
	Fannie Mae Pool #FM2179 3.00% 20504	6,197	6,595
	Fannie Mae Pool #FM3834 4.50% 20504	1,713	1,839
	Fannie Mae, Series 2001-4, Class GA, 9.00% 20254,5	—1	—1
	Fannie Mae, Series 2001-4, Class NA, 9.005% 20254,5	—1	—1
	Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20224	358	361

220American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 20224	$ 367	$ 371
mortgage-backed	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 20234,5	541	567
obligations	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20244,5	1,092	1,161
(continued)	Freddie Mac Pool #1H1354 2.446% 20364,5	102	110
	Freddie Mac Pool #C03518 5.00% 20404	457	519
	Freddie Mac Pool #G06459 5.00% 20414	1,000	1,146
	Freddie Mac Pool #841039 2.213% 20434,5	652	692
	Freddie Mac Pool #Q19133 3.50% 20434	41	45
	Freddie Mac Pool #Q17696 3.50% 20434	40	43
	Freddie Mac Pool #Q23190 4.00% 20434	222	245
	Freddie Mac Pool #Q15874 4.00% 20434	7	7
	Freddie Mac Pool #Q28558 3.50% 20444	262	282
	Freddie Mac Pool #760014 2.977% 20454,5	464	485
	Freddie Mac Pool #Q52069 3.50% 20474	119	129
	Freddie Mac Pool #Q47615 3.50% 20474	73	79
	Freddie Mac Pool #Q54701 3.50% 20484	79	85
	Freddie Mac Pool #Q54709 3.50% 20484	76	82
	Freddie Mac Pool #Q54782 3.50% 20484	66	72
	Freddie Mac Pool #Q54700 3.50% 20484	66	71
	Freddie Mac Pool #Q54781 3.50% 20484	58	63
	Freddie Mac Pool #Q56590 3.50% 20484	37	40
	Freddie Mac Pool #Q56589 3.50% 20484	33	36
	Freddie Mac Pool #Q54699 3.50% 20484	32	35
	Freddie Mac Pool #Q54698 3.50% 20484	25	27
	Freddie Mac Pool #Q54831 3.50% 20484	23	25
	Freddie Mac Pool #G67711 4.00% 20484	2,154	2,359
	Freddie Mac Pool #Q56599 4.00% 20484	183	200
	Freddie Mac Pool #Q56175 4.00% 20484	135	147
	Freddie Mac Pool #Q55971 4.00% 20484	127	139
	Freddie Mac Pool #Q58411 4.50% 20484	373	412
	Freddie Mac Pool #Q58436 4.50% 20484	164	182
	Freddie Mac Pool #Q58378 4.50% 20484	131	142
	Freddie Mac Pool #Q57242 4.50% 20484	111	121
	Freddie Mac Pool #ZT0522 4.50% 20484	40	43
	Freddie Mac Pool #ZS4774 4.50% 20484	37	41
	Freddie Mac Pool #RA1463 3.50% 20494	528	576
	Freddie Mac Pool #QA0284 3.50% 20494	305	330
	Freddie Mac Pool #RA1580 3.50% 20494	271	296
	Freddie Mac Pool #QA2748 3.50% 20494	75	82
	Freddie Mac Pool #RA2236 4.50% 20494	531	573
	Freddie Mac Pool #SD8158 3.50% 20514	519	548
	Freddie Mac Pool #SD8164 3.50% 20514	388	411
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.501% 20234,5	5	5
	Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20224	144	146
	Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20234	715	730
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20234	200	209
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 20234,5	2,565	2,715
	Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 20234	2,745	2,905
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 20244	1,363	1,467
	Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 20244	4,698	5,028
	Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 20274	736	822
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 20564	7,234	7,564
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 20564,5	6,650	6,954
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 20564,5	6,544	6,846
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT,
	3.00% 20564	2,050	2,175
American Funds Insurance Series	221

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
mortgage-backed	3.25% 20564		$ 407	$ 439
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
(continued)	3.00% 20574		2,163	2,310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	20574,5	3,833	4,128
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	20574	6,624	7,227
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	20574	4,811	5,057
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	20574	2,405	2,625
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA,
	3.50%	20574	993	1,042
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	20584	4,167	4,392
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50%	20584	2,437	2,660
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50%	20584	1,206	1,270
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50%	20584	925	1,009
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	20584	524	571
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00%	20594	4,711	4,949
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	20284	29,703	31,414
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50%	20284	7,013	7,346
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75%	20294	8,773	9,222
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D,
	2.00%	20304	2,840	2,901
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D,
	2.00%	20304	535	526
	Government National Mortgage Assn. 2.00% 20514,6		1,260	1,281
	Government National Mortgage Assn. 2.50% 20514,6		16,408	16,951
	Government National Mortgage Assn. 3.00% 20514,6		987	1,030
	Government National Mortgage Assn. 3.00% 20514,6		313	327
	Government National Mortgage Assn. Pool #698668 5.50% 20384		98	111
	Government National Mortgage Assn. Pool #700778 5.50% 20384		25	29
	Government National Mortgage Assn. Pool #699537 5.50% 20384		13	15
	Government National Mortgage Assn. Pool #782365 6.00% 20384		131	156
	Government National Mortgage Assn. Pool #004269 6.50% 20384		228	272
	Government National Mortgage Assn. Pool #698406 5.00% 20394		264	305
	Government National Mortgage Assn. Pool #783690 6.00% 20394		116	133
	Government National Mortgage Assn. Pool #783689 5.50% 20404		3,656	4,244
	Government National Mortgage Assn. Pool #783687 4.50% 20414		735	799
	Government National Mortgage Assn. Pool #783688 5.00% 20414		1,349	1,503
	Government National Mortgage Assn. Pool #MA0533 3.00% 20424		27	28
	Government National Mortgage Assn. Pool #MA1012 3.50% 20434		930	999
	Government National Mortgage Assn. Pool #MA5764 4.50% 20494		6,729	7,182
	Government National Mortgage Assn. Pool #MA5877 4.50% 20494		3,010	3,219
	Government National Mortgage Assn. Pool #MA6092 4.50% 20494		527	562
	Uniform Mortgage-Backed Security 1.50% 20364,6		11,765	11,870
	Uniform Mortgage-Backed Security 2.00% 20364,6		32,035	33,045
	Uniform Mortgage-Backed Security 2.00% 20514,6		5,696	5,728
	Uniform Mortgage-Backed Security 2.50% 20514,6		19,826	20,424

222American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 2.50% 20514,6	$ 548	$566
mortgage-backed	Uniform Mortgage-Backed Security 3.00% 20514,6	710	739
obligations	Uniform Mortgage-Backed Security 3.00% 20514,6	392	409
(continued)	Uniform Mortgage-Backed Security 3.50% 20514,6	75,456	79,431
	Uniform Mortgage-Backed Security 4.50% 20514,6	2,290	2,466
			356,523
Federal agency bonds & notes 12.90%

	Export-Import Bank of the United States-Guaranteed,
	Ethiopian Leasing 2012 LLC 2.646% 2026	439	460
	Fannie Mae 1.25% 2021	2,900	2,904
	Fannie Mae 2.875% 2023	36,000	38,050
	Fannie Mae 0.625% 2025	10,000	9,990
	Fannie Mae 0.75% 2027	2,900	2,829
	Fannie Mae 0.875% 2030	8,600	8,157
	Fannie Mae 7.125% 2030	2,000	2,925
	Federal Farm Credit Banks 0.375% 2022	1,500	1,504
	Federal Home Loan Bank 3.375% 2023	16,715	17,837
	Federal Home Loan Bank 3.25% 2028	6,500	7,382
	Federal Home Loan Bank 5.50% 2036	300	442
	Private Export Funding Corp. 3.266% 20217	34,000	34,379
	Private Export Funding Corp. 3.55% 2024	3,190	3,436
	Private Export Funding Corp. 1.40% 2028	3,000	3,002
	Tennessee Valley Authority 0.75% 2025	1,800	1,802
	Tennessee Valley Authority 2.875% 2027	5,000	5,482
	Tennessee Valley Authority 4.65% 2035	1,780	2,346
	Tennessee Valley Authority 5.88% 2036	875	1,298
	Tennessee Valley Authority, Series A, 4.625% 2060	250	370
	TVA Southaven 3.846% 2033	1,057	1,173
	U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,408
	U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,542
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,928
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,489	2,861
	U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,506
	U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,223
	U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,757
	U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,149
	U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,577
	U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,412
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,829
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,819
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,332
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,149
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,858
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,655
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,651
	U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,549
	U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,211
	U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	700
	U.S. Government-Guaranteed Certificates of Participation,
	Overseas Private Investment Corp. 3.82% 2032	813	932
	U.S. Government-Guaranteed Certificates of Participation,
	Overseas Private Investment Corp. 3.938% 2032	665	762

			265,578

	Total bonds, notes & other debt instruments (cost: $1,676,931,000)		1,686,246

American Funds Insurance Series	223

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Short-term securities 24.38%

Weighted
average yield	Principal amount	Value
at acquisition	(000)	(000)

Commercial paper 16.62%

Amazon.com, Inc. 7/12/20217	0.030%	$41,000	$ 41,000
Amazon.com, Inc. 7/21/20217	0.050	7,620	7,620
Apple Inc. 7/8/20217	0.040	14,300	14,300
Apple Inc. 9/2/20217	0.050	22,000	21,999
CAFCO, LLC 7/15/20217	0.130	15,000	14,999
Canadian Imperial Bank of Commerce 7/1/20217	0.050	10,900	10,900
Chariot Funding, LLC 7/2/20217	0.080	25,000	25,000
Chariot Funding, LLC 8/13/20217	0.090	15,000	14,999
Chariot Funding, LLC 8/16/20217	0.070	10,000	9,999
Chevron Corp. 7/6/20217	0.040	15,000	15,000
Chevron Corp. 7/16/20217	0.020	19,700	19,699
CRC Funding, LLC 7/7/20217	0.140	10,000	10,000
CRC Funding, LLC 7/16/20217	0.090	20,700	20,699
CRC Funding, LLC 8/5/20217	0.120	15,000	14,999
ExxonMobil Corp. 7/22/2021	0.060	16,900	16,899
ExxonMobil Corp. 7/27/2021	0.030	15,200	15,199
Paccar Financial Corp. 7/7/2021	0.040	19,000	19,000
Paccar Financial Corp. 7/20/2021	0.050	20,000	19,999
Procter & Gamble Co. 7/15/20217	0.060	30,000	29,999
			342,309

Federal agency bills & notes 7.76%

Federal Farm Credit Bank 7/29/2021	0.045	8,400	8,400
Federal Farm Credit Bank 8/25/2021	0.088	10,000	9,999
Federal Farm Credit Bank 9/8/2021	0.070	10,000	9,998
Federal Farm Credit Bank 11/24/2021	0.030	26,200	26,193
Federal Home Loan Bank 8/4/2021	0.015	14,800	14,799
Federal Home Loan Bank 8/11/2021	0.013	20,000	19,998
Federal Home Loan Bank 9/1/2021	0.020	31,200	31,197
Federal Home Loan Bank 9/22/2021	0.043	39,100	39,094

			159,678

Total short-term securities (cost: $501,997,000)			501,987

Total investment securities 106.26% (cost: $2,178,928,000)			2,188,233
Other assets less liabilities (6.26)%			(129,000)

Net assets 100.00%			$2,059,233

224American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Futures contracts

							Unrealized
							(depreciation)
					Notional	Value at	appreciation
			Number of		amount8	6/30/20219	at 6/30/2021
Contracts		Type	contracts	Expiration	(000)	(000)	(000)

90 Day Euro Dollar Futures		Short	252	September 2021	$ (63,000)	$ (62,912)	$(26)
90 Day Euro Dollar Futures		Long	252	June 2022	63,000	62,830	(26)
90 Day Euro Dollar Futures		Long	1,130	December 2022	282,500	281,031	62
90 Day Euro Dollar Futures		Long	1,642	June 2023	410,500	407,298	(876)
90 Day Euro Dollar Futures		Long	595	September 2023	148,750	147,262	(263)
90 Day Euro Dollar Futures		Short	2,237	December 2024	(559,250)	(550,610)	(139)
2 Year U.S. Treasury Note Futures		Short	447	October 2021	(89,400)	(98,483)	184
5 Year U.S. Treasury Note Futures		Short	287	October 2021	(28,700)	(35,424)	(30)
10 Year U.S. Treasury Note Futures		Short	201	September 2021	(20,100)	(26,633)	(60)
10 Year Ultra U.S. Treasury Note Futures		Short	1,304	September 2021	(130,400)	(191,953)	(2,843)
20 Year U.S. Treasury Bond Futures		Long	598	September 2021	59,800	96,129	2,485
30 Year Ultra U.S. Treasury Bond Futures		Long	4	September 2021	400	771	11

							$(1,521)
Swap contracts

Interest rate swaps							Unrealized

						Upfront	(depreciation)
					Value at	premium	appreciation
			Expiration	Notional	6/30/2021	paid (received)	at 6/30/2021
Receive	Pay		date	(000)	(000)	(000)	(000)

2.5775%	U.S. EFFR		7/16/2022	$181,639	$ 4,573	$ 4,586	$(13)
1.2525%	U.S. EFFR		2/14/2023	156,941	2,805	3,206	(401)
0.241%	U.S. EFFR		3/1/2024	119,400	(368)	(132)	(236)
U.S. EFFR	0.11%		5/18/2024	97,600	647	554	93
U.S. EFFR	0.1275%		6/25/2025	20,100	387	376	11
U.S. EFFR	0.126%		6/25/2025	20,100	388	377	11
U.S. EFFR	0.106%		6/30/2025	22,492	451	445	6
3-month USD-LIBOR	1.867%		7/11/2025	49,400	(1,289)	(1,285)	(4)
2.91%	3-month USD-LIBOR		2/1/2028	16,000	1,135	980	155
2.908%	3-month USD-LIBOR		2/1/2028	16,000	1,134	979	155
2.925%	3-month USD-LIBOR		2/1/2028	12,800	917	793	124
2.92%	3-month USD-LIBOR		2/2/2028	12,200	871	753	118
U.S. EFFR	0.5385%		3/26/2030	49,000	2,474	3,354	(880)
0.913%	3-month USD-LIBOR		6/9/2030	31,000	(1,168)	(1,736)	568
U.S. EFFR	0.666%		11/19/2030	15,500	715	1,035	(320)
3-month USD-LIBOR	2.986%		2/1/2038	7,800	(632)	(330)	(302)
3-month USD-LIBOR	2.9625%		2/1/2038	9,800	(774)	(396)	(378)
3-month USD-LIBOR	2.963%		2/1/2038	9,800	(774)	(396)	(378)
0.833%	3-month USD-LIBOR		4/3/2040	15,800	(2,294)	(3,008)	714
3-month USD-LIBOR	0.81%		7/28/2045	87,600	16,778	21,538	(4,760)
2.037%	3-month USD-LIBOR		2/15/2047	60,000	3,747	—	3,747
3-month USD-LIBOR	0.811%		7/27/2050	52,500	11,825	15,036	(3,211)

						$46,729	$(5,181)

American Funds Insurance Series	225

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

1Amount less than one thousand.

2All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,170,000, which represented .49% of the net assets of the fund.

3Index-linked bond whose principal amount moves with a government price index.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

6Purchased on a TBA basis.

7Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $305,591,000, which represented 14.84% of the net assets of the fund.

8Notional amount is calculated based on the number of contracts and notional contract size.

9Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

226American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2021						unaudited
Growth funds 84.84%						Value
					Shares	(000)

American Funds Insurance Series – Growth Fund, Class 1					4,290,664	$507,543

Total growth funds (cost: $382,191,000)						507,543
Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1					5,264,731	59,544

Total fixed income funds (cost: $62,096,000)						59,544
Short-term securities 4.73%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					28,275,940	28,276
Total short-term securities (cost: $28,276,000)						28,276
Options purchased 0.37%

Options purchased*						2,241

Total options purchased (cost: $2,912,000)						2,241

Total investment securities 99.89% (cost: $475,475,000)						597,604
Other assets less liabilities 0.11%						676

Net assets 100.00%						$598,280
*Options purchased

Put
		Notional				Value at
Number of		amount	Exercise		Expiration	6/30/2021
Description	contracts	(000)	price		date	(000)

S&P 500 Index	1,192	$5,123	$2,950.00		12/17/2021	$2,241
Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	285	September 2021	$28,500	$35,178	$(135)
S&P 500 E-mini Index Contracts	Long	105	September 2021	5	22,515	378

						$ 243

American Funds Insurance Series	227

Managed Risk Growth Fund (continued)

Investments in affiliates4

	Value of			Net	Net	Value of		Capital gain
	affiliates at			realized	unrealized	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	depreciation	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.84%
American Funds Insurance Series –
Growth Fund, Class 1	$452,559	$118,871	$57,898	$24,473	$(30,462)	$507,543	$616	$63,763
Fixed income funds 9.95%
American Funds Insurance Series –
The Bond Fund of America, Class 15	84,922	26,193	48,237	(72)	(3,262)	59,544	134	2,341

Total 94.79%				$24,401	$(33,724)	$567,087	$750	$66,104

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended. 5This fund changed its name during the reporting period.

See notes to financial statements.

228American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2021						unaudited
Growth funds 84.83%						Value
					Shares	(000)

American Funds Insurance Series – International Fund, Class 1					5,834,650	$144,349

Total growth funds (cost: $105,897,000)						144,349
Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1					1,497,332	16,935

Total fixed income funds (cost: $17,676,000)						16,935
Short-term securities 4.72%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					8,033,938	8,034
Total short-term securities (cost: $8,034,000)						8,034
Options purchased 0.35%

Options purchased*						600

Total options purchased (cost: $672,000)						600

Total investment securities 99.85% (cost: $132,279,000)						169,918
Other assets less liabilities 0.15%						249

Net assets 100.00%						$170,167
*Options purchased

Put
		Notional				Value at
	Number of	amount	Exercise		Expiration	6/30/2021
Description	contracts	(000)	price		date	(000)

MSCI EAFE Index	540	$1,245	$1,750.00		12/17/2021	$578
MSCI EAFE Index	14	32	1,675.00		3/18/2022	22

						$600
Futures contracts

						Unrealized
				Notional	Value at	depreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	71	September 2021	$7,100	$8,764	$ (33)
MSCI EAFE Index Contracts	Long	64	September 2021	3	7,373	(124)

						$(157)

American Funds Insurance Series	229

Managed Risk International Fund (continued)

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	(depreciation)	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.83%
American Funds Insurance Series –
International Fund, Class 1	$135,744	$14,503	$12,531	$1,813	$4,820	$144,349	$ 83	$—
Fixed income funds 9.95%
American Funds Insurance Series –
The Bond Fund of America, Class 15	25,472	6,486	14,028	(62)	(933)	16,935	40	694

Total 94.78%				$1,751	$3,887	$161,284	$123	$694

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended. 5This fund changed its name during the reporting period.

See notes to financial statements.

230American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021						unaudited
Growth-and-income funds 84.66%						Value
					Shares	(000)

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1					18,694,096	$307,705

Total growth-and-income funds (cost: $219,604,000)						307,705
Fixed income funds 9.97%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1					3,090,558	36,221

Total fixed income funds (cost: $39,885,000)						36,221
Short-term securities 4.74%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					17,247,685	17,248
Total short-term securities (cost: $17,248,000)						17,248
Options purchased 0.46%

Options purchased*						1,660

Total options purchased (cost: $2,116,000)						1,660

Total investment securities 99.83% (cost: $278,853,000)						362,834
Other assets less liabilities 0.17%						613

Net assets 100.00%						$363,447
*Options purchased

Put
		Notional				Value at
Number of		amount	Exercise		Expiration	6/30/2021
Description	contracts	(000)	price		date	(000)

S&P 500 Index	794	$3,412	$2,950.00		12/17/2021	$1,493
S&P 500 Index	22	95	2,725.00		3/18/2022	55
S&P 500 Index	2	8	2,775.00		3/18/2022	6
S&P 500 Index	22	95	2,800.00		3/18/2022	62
S&P 500 Index	15	64	2,825.00		3/18/2022	44

						$1,660
Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	178	September 2021	$17,800	$21,971	$ (83)
S&P 500 E-mini Index Contracts	Long	80	September 2021	4	17,154	285

						$202

American Funds Insurance Series	231

Managed Risk Washington Mutual Investors Fund (continued)

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain (loss)	(depreciation)	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 84.66%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 15	$285,450	$24,564	$42,358	$14,014	$26,035	$307,705	$1,177	$—
Fixed income funds 9.97%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 15	53,565	13,765	27,014	(1,150)	(2,945)	36,221	91	3,183

Total 94.63%				$12,864	$23,090	$343,926	$1,268	$3,183

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended. 5This fund changed its name during the reporting period.

See notes to financial statements.

232American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2021					unaudited
Growth-and-income funds 79.74%					Value
				Shares	(000)

	American Funds Insurance Series – Growth-Income Fund, Class 1			33,105,086	$2,067,082

	Total growth-and-income funds (cost: $1,530,997,000)				2,067,082
Fixed income funds 14.97%

	American Funds Insurance Series – The Bond Fund of America, Class 1			34,295,727	387,885

	Total fixed income funds (cost: $398,497,000)				387,885
Short-term securities 4.82%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1			124,923,405	124,923
	Total short-term securities (cost: $124,923,000)				124,923
Options purchased 0.36%

	Options purchased*				9,444

	Total options purchased (cost: $41,025,000)				9,444

	Total investment securities 99.89% (cost: $2,095,442,000)				2,589,334
	Other assets less liabilities 0.11%				2,824

	Net assets 100.00%				$2,592,158
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2021
Description	contracts	(000)	price	date	(000)

S&P 500 Index	280	$ 1,203	$2,325.00	9/17/2021	$ 48
S&P 500 Index	100	430	2,350.00	9/17/2021	18
S&P 500 Index	295	1,268	2,375.00	9/17/2021	57
S&P 500 Index	655	2,815	2,400.00	9/17/2021	133
S&P 500 Index	7,550	32,446	2,425.00	9/17/2021	1,699
S&P 500 Index	110	473	2,450.00	9/17/2021	25
S&P 500 Index	820	3,524	2,650.00	12/17/2021	984
S&P 500 Index	120	516	2,700.00	12/17/2021	150
S&P 500 Index	85	365	2,725.00	12/17/2021	113
S&P 500 Index	105	451	2,750.00	12/17/2021	145
S&P 500 Index	2,895	12,441	2,775.00	12/17/2021	4,169
S&P 500 Index	170	731	2,800.00	12/17/2021	254
S&P 500 Index	330	1,418	2,825.00	12/17/2021	513
S&P 500 Index	403	1,732	2,800.00	3/18/2022	1,136

					$9,444

American Funds Insurance Series	233

Managed Risk Growth-Income Fund (continued)

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,300	September 2021	$130,000	$160,459	$(608)
S&P 500 E-mini Index Contracts	Long	456	September 2021	23	97,780	1,597

						$989

Investments in affiliates4

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	appreciation	affiliates at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain	(depreciation)	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 79.74%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$1,938,260	$65,909	$177,886	$40,017	$200,782	$2,067,082	$8,250	$19,790
Fixed income funds 14.97%
American Funds Insurance Series –
The Bond Fund of America, Class 15	363,712	92,182	49,454	4,838	(23,393)	387,885	890	15,522

Total 94.71%				$44,855	$177,389	$2,454,967	$9,140	$35,312

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended. 5This fund changed its name during the reporting period.

See notes to financial statements.

234American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2021						unaudited
Asset allocation funds 95.01%						Value
					Shares	(000)

American Funds Insurance Series – Asset Allocation Fund, Class 1					96,404,516	$2,715,715

Total asset allocation funds (cost: $2,189,236,000)						2,715,715
Short-term securities 4.93%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%1					140,777,606	140,778
Total short-term securities (cost: $140,778,000)						140,778
Options purchased 0.09%

Options purchased*						2,562

Total options purchased (cost: $3,303,000)						2,562

Total investment securities 100.03% (cost: $2,333,317,000)						2,859,055
Other assets less liabilities (0.03)%						(813)

Net assets 100.00%						$2,858,242
*Options purchased

Put
		Notional				Value at
Number of		amount	Exercise		Expiration	6/30/2021
Description	contracts	(000)	price		date	(000)

S&P 500 Index	1,302	$5,596	$2,950.00		12/17/2021	$2,448
S&P 500 Index	15	64	2,725.00		3/18/2022	38
S&P 500 Index	12	52	2,775.00		3/18/2022	32
S&P 500 Index	15	64	2,825.00		3/18/2022	44

						$2,562
Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount2	6/30/20213	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	1,220	September 2021	$122,000	$150,584	$(540)
S&P 500 E-mini Index Contracts	Long	135	September 2021	7	28,948	419

						$(121)

American Funds Insurance Series	235

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates4

	Value of			Net	Net	Value of		Capital gain
	affiliate at			realized	unrealized	affiliate at	Dividend	distributions
	1/1/2021	Additions	Reductions	gain	appreciation	6/30/2021	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 95.01%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$2,646,718	$98,352	$193,490	$41,561	$122,574	$2,715,715	$8,944	$88,212

1Rate represents the seven-day yield at 6/30/2021.

2Notional amount is calculated based on the number of contracts and notional contract size.

3Value is calculated based on the notional amount and current market price.

4Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

236American Funds Insurance Series

Financial statements					unaudited
Statements of assets and liabilities at June 30, 2021				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$8,895,619	$4,960,276	$41,262,079	$9,748,298	$4,396,448
Affiliated issuers	504,642	333,622	1,103,552	252,974	236,727
Cash	123	13,908	354	3,019	1,206
Cash collateral received for securities on loan	4,460	8,327	3,969	1,828	318
Cash collateral pledged for futures contracts	—	—	—	—	112
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4,563	98	687	14,683	3,956
Unrealized appreciation on open forward currency contracts	—	—	—	—	69
Receivables for:
Sales of investments	344	17,309	187,913	97,609	14,974
Sales of fund's shares	3,189	1,712	28,220	2,884	1,976
Dividends and interest	8,664	2,798	19,743	24,651	7,441
Variation margin on futures contracts	—	—	—	—	42
Variation margin on swap contracts	—	—	—	—	—
Securities lending income	2	3	3	—1	3
Other	386	82	—	28	1,925
	9,421,992	5,338,135	42,606,520	10,145,974	4,665,197
Liabilities:
Collateral for securities on loan	44,595	83,273	39,687	18,284	3,178
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Payables for:
Purchases of investments	4,361	14,122	76,572	46,401	13,501
Repurchases of fund's shares	16,253	4,604	57,063	4,566	4,299
Investment advisory services	3,777	3,098	10,486	4,224	1,869
Insurance administrative fees	388	195	1,694	281	550
Services provided by related parties	1,285	754	5,921	1,282	531
Trustees' deferred compensation	92	61	528	195	44
Variation margin on futures contracts	—	—	—	—	40
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	7,095	11,498	839	25,097	14,346
Other	172	118	117	282	163
	78,018	117,723	192,907	100,612	38,521
Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362	$4,626,676
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,074,402	$2,319,016	$16,552,880	$5,997,616	$2,586,482
Total distributable earnings (accumulated loss)	5,269,572	2,901,396	25,860,733	4,047,746	2,040,194
Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362	$4,626,676
Investment securities on loan, at value	$43,575	$83,042	$38,885	$18,837	$11,836
Investment securities, at cost
Unaffiliated issuers	4,176,011	2,750,849	18,333,078	6,587,890	2,580,869
Affiliated issuers	504,674	262,226	1,103,548	252,950	236,741
Cash denominated in currencies other than U.S. dollars, at cost	4,565	98	692	14,689	3,956

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	237

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2021 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund2	Fund3	Fund	Fund	Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,884,190	$2,277,366	$40,097,132	$1,290,076	$971,950
Affiliated issuers	336,297	93,430	1,013,334	68,058	79,339
Cash	750	190	524	92	332
Cash collateral received for securities on loan	7,518	1,294	7,720	71	65
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	877	2,690	9,817	452
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	26,632	9,441	25,093	5,331	17,665
Sales of fund's shares	2,888	1,208	16,210	743	861
Dividends and interest	5,025	4,783	49,728	4,112	3,403
Variation margin on futures contracts	—	—	—	—	91
Variation margin on swap contracts	—	—	—	—	1
Securities lending income	1	—1	1	—1	—1
Other	—	354	236	141	6
	10,263,301	2,388,943	41,212,668	1,378,441	1,074,165
Liabilities:
Collateral for securities on loan	75,183	12,943	77,195	705	651
Unrealized depreciation on open forward currency contracts	—	—	—	—	1
Payables for:
Purchases of investments	31,318	14,185	102,847	31,734	33,840
Repurchases of fund's shares	5,411	1,459	38,586	352	92
Investment advisory services	1,923	683	8,494	737	194
Insurance administrative fees	619	122	1,015	76	323
Services provided by related parties	1,118	381	4,430	107	133
Trustees' deferred compensation	109	27	591	15	8
Variation margin on futures contracts	—	—	—	—	16
Variation margin on swap contracts	—	—	—	—	41
Non-U.S. taxes	31	918	2,451	214	255
Other	5	48	112	48	14
	115,717	30,766	235,721	33,988	35,568
Net assets at June 30, 2021	$10,147,584	$2,358,177	$40,976,947	$1,344,453	$1,038,597
Net assets consist of:
Capital paid in on shares of beneficial interest	$5,974,377	$1,399,293	$21,221,552	$937,123	$849,707
Total distributable earnings (accumulated loss)	4,173,207	958,884	19,755,395	407,330	188,890
Net assets at June 30, 2021	$10,147,584	$2,358,177	$40,976,947	$1,344,453	$1,038,597
Investment securities on loan, at value	$73,663	$12,432	$75,628	$671	$638
Investment securities, at cost
Unaffiliated issuers	7,972,415	1,730,831	22,469,677	907,740	762,420
Affiliated issuers	336,286	93,438	1,013,237	68,054	79,283
Cash denominated in currencies other than U.S. dollars, at cost	—	877	2,720	9,817	452

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

238American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2021 (continued)				(dollars in thousands)
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund	of America4	Fund	Trust5
Assets:
Investment securities, at value:
Unaffiliated issuers	$29,349,292	$426,243	$12,682,238	$2,021,240	$1,002,182
Affiliated issuers	4,285,077	29,578	1,153,143	123,872	62,665
Cash	38,682	87	10,546	617	2,882
Cash collateral received for securities on loan	2,605	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	427
Cash collateral pledged for swap contracts	—	—	—	—	2,307
Cash denominated in currencies other than U.S. dollars	4,561	141	1	15	—1
Unrealized appreciation on open forward currency contracts	—	193	97	2,433	—
Receivables for:
Sales of investments	1,943,892	482	5,403,388	18,879	5,527
Sales of fund's shares	9,329	663	4,649	1,002	260
Dividends and interest	66,417	1,334	59,408	15,768	13,744
Variation margin on futures contracts	26	8	3,313	398	6
Variation margin on swap contracts	—	13	9	228	—
Securities lending income	2	—	—	—	—
Other	47	26	58	—	2
	35,699,930	458,768	19,316,850	2,184,452	1,090,002
Liabilities:
Collateral for securities on loan	26,046	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	217	8	8,434	—
Payables for:
Purchases of investments	3,293,480	1,332	6,232,252	36,872	14,908
Repurchases of fund's shares	16,294	46	6,769	792	492
Investment advisory services	6,899	247	1,701	763	232
Insurance administrative fees	3,507	76	494	38	54
Services provided by related parties	3,093	79	1,250	285	185
Trustees' deferred compensation	338	4	140	29	37
Variation margin on futures contracts	1,726	15	4,787	233	78
Variation margin on swap contracts	24	6	1,718	94	10
Non-U.S. taxes	2,534	52	13	137	—
Other	48	10	8	141	1
	3,353,989	2,084	6,249,140	47,818	15,997
Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005
Net assets consist of:
Capital paid in on shares of beneficial interest	$20,925,529	$330,831	$12,593,395	$2,046,885	$1,267,142
Total distributable earnings (accumulated loss)	11,420,412	125,853	474,315	89,749	(193,137)
Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005
Investment securities on loan, at value	$25,453	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	19,214,052	319,695	12,255,833	1,956,299	949,532
Affiliated issuers	4,199,221	29,578	1,153,188	123,882	62,664
Cash denominated in currencies other than U.S. dollars, at cost	4,566	144	1	62	—1

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	239

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2021 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund6	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$441,570	$331,919	$2,188,233	$30,517	$8,634
Affiliated issuers	—	—	—	567,087	161,284
Cash	9,152	9,063	56,176	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	1,197	456
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	149,961	—	260,522	862	201
Sales of fund's shares	446	323	2,741	2	—
Dividends and interest	448	—1	4,476	1	—1
Variation margin on futures contracts	21	—	487	52	5
Variation margin on swap contracts	—1	—	858	—	—
Securities lending income	—	—	—	—	—
Other	—	—	—	—	—
	601,598	341,305	2,513,493	599,718	170,580
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Payables for:
Purchases of investments	268,623	—	448,216	—	—
Repurchases of fund's shares	129	1,209	2,749	909	212
Investment advisory services	58	90	332	48	14
Insurance administrative fees	26	25	153	361	104
Services provided by related parties	28	71	395	116	34
Trustees' deferred compensation	4	13	50	4	1
Variation margin on futures contracts	52	—	884	—	48
Variation margin on swap contracts	77	—	1,480	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—1	—1	1	—	—
	268,997	1,408	454,260	1,438	413
Net assets at June 30, 2021	$332,601	$339,897	$2,059,233	$598,280	$170,167
Net assets consist of:
Capital paid in on shares of beneficial interest	$328,732	$340,832	$2,031,152	$403,947	$152,582
Total distributable earnings (accumulated loss)	3,869	(935)	28,081	194,333	17,585
Net assets at June 30, 2021	$332,601	$339,897	$2,059,233	$598,280	$170,167
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	441,227	331,925	2,178,928	31,188	8,706
Affiliated issuers	—	—	—	444,287	123,573
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

240American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund7	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$18,908	$134,367	$143,340
Affiliated issuers	343,926	2,454,967	2,715,715
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	906	5,208	1,756
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	3	14,049	1,491
Sales of fund's shares	17	—	640
Dividends and interest	—1	3	4
Variation margin on futures contracts	38	232	121
Variation margin on swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—
	363,798	2,608,826	2,863,067
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Payables for:
Purchases of investments	14	—	—
Repurchases of fund's shares	5	14,788	2,209
Investment advisory services	30	212	233
Insurance administrative fees	226	1,586	1,773
Services provided by related parties	73	67	578
Trustees' deferred compensation	3	15	32
Variation margin on futures contracts	—	—	—
Variation margin on swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	351	16,668	4,825
Net assets at June 30, 2021	$363,447	$2,592,158	$2,858,242
Net assets consist of:
Capital paid in on shares of beneficial interest	$338,335	$2,057,069	$2,274,025
Total distributable earnings (accumulated loss)	25,112	535,089	584,217
Net assets at June 30, 2021	$363,447	$2,592,158	$2,858,242
Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	19,364	165,948	144,081
Affiliated issuers	259,489	1,929,494	2,189,236
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

unaudited (dollars in thousands)

American Funds Insurance Series	241

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,079,893	$2,164,517	$17,534,944	$5,059,677	$2,541,836
	Shares outstanding	93,450	61,129	148,235	204,492	75,559
	Net asset value per share	$43.66	$35.41	$118.29	$24.74	$33.64
Class 1A:	Net assets	$13,709	$1,833	$79,269	$10,496	$8,906
	Shares outstanding	315	52	675	426	266
	Net asset value per share	$43.46	$35.20	$117.45	$24.63	$33.44
Class 2:	Net assets	$4,602,553	$2,720,445	$21,673,055	$4,492,188	$1,162,944
	Shares outstanding	106,726	79,611	185,235	182,486	34,991
	Net asset value per share	$43.12	$34.17	$117.00	$24.62	$33.24
Class 3:	Net assets			$297,978	$23,859
	Shares outstanding	Not applicable	Not applicable	2,499	963	Not applicable
	Net asset value per share			$119.24	$24.79
Class 4:	Net assets	$647,819	$333,617	$2,828,367	$459,142	$912,990
	Shares outstanding	15,142	9,742	24,660	18,904	27,690
	Net asset value per share	$42.78	$34.25	$114.69	$24.29	$32.97
		Washington	Capital		International
		Mutual	World Growth	Growth-	Growth	Capital
		Investors	and Income	Income	and Income	Income
		Fund2	Fund3	Fund	Fund	Builder
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$5,803,337	$784,485	$24,114,355	$995,323	$498,822
	Shares outstanding	352,479	43,794	386,212	49,010	42,222
	Net asset value per share	$16.46	$17.91	$62.44	$20.31	$11.81
Class 1A:	Net assets	$111,040	$3,386	$19,837	$4,233	$7,269
	Shares outstanding	6,789	190	319	209	616
	Net asset value per share	$16.36	$17.84	$62.12	$20.25	$11.80
Class 2:	Net assets	$3,282,627	$1,367,883	$14,983,396	$222,223	$10,977
	Shares outstanding	202,351	76,601	243,418	10,989	930
	Net asset value per share	$16.22	$17.86	$61.55	$20.22	$11.81
Class 3:	Net assets			$164,918
	Shares outstanding	Not applicable	Not applicable	2,638	Not applicable	Not applicable
	Net asset value per share			$62.52
Class 4:	Net assets	$950,580	$202,423	$1,694,441	$122,674	$521,529
	Shares outstanding	59,029	11,549	27,900	6,114	44,235
	Net asset value per share	$16.10	$17.53	$60.73	$20.06	$11.79

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

242American Funds Insurance Series

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
		Asset	Global	The Bond	Capital	American
		Allocation	Balanced	Fund	World Bond	High-Income
		Fund	Fund	of America4	Fund	Trust5
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$20,941,388	$116,462	$8,408,164	$1,015,735	$275,738
	Shares outstanding	743,361	7,780	743,713	83,563	26,590
	Net asset value per share	$28.17	$14.97	$11.31	$12.16	$10.37
Class 1A:	Net assets	$16,825	$3,495	$11,027	$693	$1,163
	Shares outstanding	599	234	981	57	113
	Net asset value per share	$28.06	$14.92	$11.25	$12.12	$10.34
Class 2:	Net assets	$5,495,854	$211,748	$3,829,022	$1,060,430	$690,291
	Shares outstanding	197,529	14,191	343,764	88,027	67,965
	Net asset value per share	$27.82	$14.92	$11.14	$12.05	$10.16
Class 3:	Net assets	$35,564				$10,455
	Shares outstanding	1,262	Not applicable	Not applicable	Not applicable	1,004
	Net asset value per share	$28.19				$10.41
Class 4:	Net assets	$5,856,310	$124,979	$819,497	$59,776	$96,358
	Shares outstanding	211,902	8,473	73,884	5,019	8,654
	Net asset value per share	$27.64	$14.75	$11.09	$11.91	$11.13
Class P1:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share
Class P2:	Net assets	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Shares outstanding
	Net asset value per share
		American		U.S.	Managed	Managed
		Funds		Government	Risk	Risk
		Mortgage	Ultra-Short	Securities	Growth	International
		Fund	Bond Fund	Fund6	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$231,174	$36,883	$374,034	Not applicable	Not applicable
	Shares outstanding	21,682	3,267	31,922
	Net asset value per share	$10.66	$11.29	$11.72
Class 1A:	Net assets	$1,457	$10	$4,436	Not applicable	Not applicable
	Shares outstanding	137	1	380
	Net asset value per share	$10.63	$11.29	$11.67
Class 2:	Net assets	$58,759	$256,254	$1,433,933
	Shares outstanding	5,527	23,377	123,992	Not applicable	Not applicable
	Net asset value per share	$10.63	$10.96	$11.56
Class 3:	Net assets		$4,312	$9,420
	Shares outstanding	Not applicable	389	803	Not applicable	Not applicable
	Net asset value per share		$11.09	$11.74
Class 4:	Net assets	$41,211	$42,438	$237,410
	Shares outstanding	3,922	3,843	20,566	Not applicable	Not applicable
	Net asset value per share	$10.51	$11.04	$11.54
Class P1:	Net assets				$10,579	$1,651
	Shares outstanding	Not applicable	Not applicable	Not applicable	597	146
	Net asset value per share				$17.72	$11.28
Class P2:	Net assets				$587,701	$168,516
	Shares outstanding	Not applicable	Not applicable	Not applicable	33,400	15,018
	Net asset value per share				$17.60	$11.22

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	243

Financial statements (continued)				unaudited
Statements of assets and liabilities at June 30, 2021 (continued)			(dollars and shares in thousands, except per-share amounts)
		Managed Risk	Managed	Managed
		Washington	Risk	Risk
		Mutual	Growth-	Asset
		Investors	Income	Allocation
		Fund7	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,972	$2,259,186	$6,272
	Shares outstanding	163	151,614	423
	Net asset value per share	$12.11	$14.90	$14.83
Class P2:	Net assets	$361,475	$332,972	$2,851,970
	Shares outstanding	30,027	22,485	197,696
	Net asset value per share	$12.04	$14.81	$14.43

1Amount less than one thousand.

2Formerly Blue Chip Income and Growth Fund.

3Formerly Global Growth and Income Fund.

4Formerly Bond Fund.

5Formerly High-Income Bond Fund.

6Formerly U.S. Government/AAA-Rated Securities Fund.

7Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

244American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2021				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 46,323	$15,804	$147,085	$89,313	$ 27,447
Affiliated issuers	103	68	479	191	115
	46,426	15,872	147,564	89,504	27,562
Interest from unaffiliated issuers	78	9	778	16	3,147
Securities lending income (net of fees)	227	556	447	406	161
	46,731	16,437	148,789	89,926	30,870
Fees and expenses1:
Investment advisory services	21,602	18,620	61,671	25,506	14,847
Distribution services	6,318	3,717	29,410	6,093	2,460
Insurance administrative services	747	377	3,268	552	1,082
Transfer agent services	1	—2	3	1	—2
Administrative services	1,297	816	5,997	1,563	657
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	168	111	776	212	83
Registration statement and prospectus	68	98	413	74	33
Trustees' compensation	24	15	108	28	12
Auditing and legal	11	21	19	21	23
Custodian	574	386	350	997	590
Other	3	40	16	4	31
Total fees and expenses before waivers/reimbursements	30,813	24,201	102,031	35,051	19,818
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	—	—	—	3,938
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	28	—	—	—	3,938
Total fees and expenses after waivers/reimbursements	30,785	24,201	102,031	35,051	15,880
Net investment income (loss)	15,946	(7,764)	46,758	54,875	14,990
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	563,132	639,973	2,916,751	1,014,070	239,418
Affiliated issuers	(1)	(362)	(13)	(14)	(5)
Futures contracts	—	—	—	—	(101)
Forward currency contracts	—	—	—	(86)	(8)
Swap contracts	—	—	—	—	—
Currency transactions	(213)	(220)	159	208	(130)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	562,918	639,391	2,916,897	1,014,178	239,174
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	383,762	(109,339)	1,965,008	(577,554)	174,007
Affiliated issuers	(48)	38,290	(103)	(40)	(22)
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	86	123
Swap contracts	—	—	—	—	—
Currency translations	(198)	152	(146)	(137)	112
	383,516	(70,897)	1,964,759	(577,645)	174,220
Net realized gain (loss) and unrealized appreciation
(depreciation)	946,434	568,494	4,881,656	436,533	413,394
Net increase (decrease) in net assets resulting from operations	$962,380	$560,730	$4,928,414	$491,408	$428,384

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	245

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2021 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund3	Fund4	Fund	Fund	Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$ 102,509	$23,856	$314,140	$ 21,845	$ 18,312
Affiliated issuers	70	26	486	19	29
	102,579	23,882	314,626	21,864	18,341
Interest from unaffiliated issuers	112	1,089	1,295	364	1,837
Securities lending income (net of fees)	47	143	667	53	22
	102,738	25,114	316,588	22,281	20,200
Fees and expenses1:
Investment advisory services	19,522	6,514	49,891	4,396	2,654
Distribution services	5,120	1,921	20,124	420	627
Insurance administrative services	1,158	233	1,940	149	624
Transfer agent services	1	—2	3	—2	—2
Administrative services	1,520	334	5,989	218	169
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	152	22	774	18	17
Registration statement and prospectus	57	19	357	16	52
Trustees' compensation	27	6	108	4	3
Auditing and legal	4	4	20	14	6
Custodian	101	148	370	164	53
Other	4	1	16	1	4
Total fees and expenses before waivers/reimbursements	27,666	9,202	79,592	5,400	4,209
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	2,805	889	—	—	1,444
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	2,805	889	—	—	1,444
Total fees and expenses after waivers/reimbursements	24,861	8,313	79,592	5,400	2,765
Net investment income (loss)	77,877	16,801	236,996	16,881	17,435
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	2,259,134	397,491	1,974,111	89,542	35,636
Affiliated issuers	(8)	4	(52)	(6)	(1)
Futures contracts	—	—	—	—	(1,194)
Forward currency contracts	—	—	—	—	(17)
Swap contracts	—	—	—	—	610
Currency transactions	15	313	(582)	(701)	10
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	2,259,141	397,808	1,973,477	88,835	35,044
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(922,293)	(201,956)	3,136,371	(4,122)	54,047
Affiliated issuers	(23)	(16)	(108)	(3)	55
Futures contracts	—	—	—	—	524
Forward currency contracts	—	—	—	—	21
Swap contracts	—	—	—	—	485
Currency translations	(5)	(77)	(470)	(44)	(62)
	(922,321)	(202,049)	3,135,793	(4,169)	55,070
Net realized gain (loss) and unrealized appreciation
(depreciation)	1,336,820	195,759	5,109,270	84,666	90,114
Net increase (decrease) in net assets resulting from operations	$1,414,697	$212,560	$5,346,266	$101,547	$107,549

See end of statements of operations for footnotes.

See notes to financial statements.

246American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2021 (continued)				(dollars in thousands)
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund	of America5	Fund	Trust6
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$195,198	$ 3,376	$—	$6	$586
Affiliated issuers	4,051	12	990	81	12
	199,249	3,388	990	87	598
Interest from unaffiliated issuers	102,778	1,182	115,888	27,841	24,819
Securities lending income (net of fees)	968	2	—	—	—
	302,995	4,572	116,878	27,928	25,417
Fees and expenses1:
Investment advisory services	40,179	1,471	20,947	6,034	2,170
Distribution services	13,505	403	5,683	1,385	949
Insurance administrative services	6,814	145	960	76	101
Transfer agent services	2	—2	1	—2	—2
Administrative services	4,612	67	1,749	341	134
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	540	4	187	42	11
Registration statement and prospectus	183	9	103	26	9
Trustees' compensation	84	1	32	6	2
Auditing and legal	14	2	6	3	2
Custodian	236	45	63	295	10
Other	16	1	5	8	7
Total fees and expenses before waivers/reimbursements	66,185	2,148	29,736	8,216	3,395
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	3,839	1,137	294
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	3,839	1,137	294
Total fees and expenses after waivers/reimbursements	66,185	2,148	25,897	7,079	3,101
Net investment income (loss)	236,810	2,424	90,981	20,849	22,316
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	1,222,318	18,038	15,401	33,755	(730)
Affiliated issuers	14,034	—2	(54)	(3)	1
Futures contracts	(916)	160	20,928	(2,448)	628
Forward currency contracts	—	(485)	5,716	(12,193)	—
Swap contracts	(230)	2	(14,951)	(1,062)	(2,192)
Currency transactions	531	24	(49)	288	—2
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,235,737	17,739	26,991	18,337	(2,293)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,482,425	5,822	(202,388)	(106,768)	36,385
Affiliated issuers	39,737	(3)	(63)	(11)	(3)
Futures contracts	(3,091)	(31)	(12,908)	(404)	(215)
Forward currency contracts	—	(22)	2,696	(6,357)	—
Swap contracts	(316)	(64)	13,759	(2)	502
Currency translations	(307)	(37)	(106)	(521)	(2)
	1,518,448	5,665	(199,010)	(114,063)	36,667
Net realized gain (loss) and unrealized appreciation
(depreciation)	2,754,185	23,404	(172,019)	(95,726)	34,374
Net increase (decrease) in net assets resulting from operations	$2,990,995	$25,828	$(81,038)	$(74,877)	$56,690

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	247

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2021 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund7	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—	$—	$—
Affiliated issuers	—	—	—	750	123
	—	—	—	750	123
Interest from unaffiliated issuers	1,346	176	16,265	4	1
Securities lending income (net of fees)	—	—	—	—	—
	1,346	176	16,265	754	124
Fees and expenses1:
Investment advisory services	686	576	3,708	430	125
Distribution services	122	398	2,110	704	207
Insurance administrative services	51	50	318	718	209
Transfer agent services	—2	—2	—2	—2	—2
Administrative services	49	54	313	—	—
Accounting and administrative services	—	—	—	42	36
Reports to shareholders	3	5	28	5	2
Registration statement and prospectus	63	5	17	4	2
Trustees' compensation	1	1	6	1	—2
Auditing and legal	—2	—2	1	—2	—2
Custodian	10	—2	17	3	3
Other	—2	—2	1	1	1
Total fees and expenses before waivers/reimbursements	985	1,089	6,519	1,908	585
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	311	—	552	144	42
Miscellaneous fee reimbursements	—	—	—	—	17
Total waivers/reimbursements of fees and expenses	311	—	552	144	59
Total fees and expenses after waivers/reimbursements	674	1,089	5,967	1,764	526
Net investment income (loss)	672	(913)	10,298	(1,010)	(402)
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:		—2	(25,715)	—	—
Unaffiliated issuers	(188)
Affiliated issuers	—	—	—	24,401	1,751
Futures contracts	984	—	5,073	(13,268)	(1,192)
Forward currency contracts	—	—	—	—	—
Swap contracts	292	—	48,313	—	—
Currency transactions	—	—	—	6	2
Capital gain distributions received from affiliated issuers	—	—	—	66,104	694
	1,088	—2	27,671	77,243	1,255
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(4,358)	(12)	(35,475)	(671)	(72)
Affiliated issuers	—	—	—	(33,724)	3,887
Futures contracts	(258)	—	(1,481)	174	(178)
Forward currency contracts	—	—	—	—	—
Swap contracts	858	—	(32,661)	—	—
Currency translations	—	—	—	—	—
	(3,758)	(12)	(69,617)	(34,221)	3,637
Net realized gain (loss) and unrealized appreciation
(depreciation)	(2,670)	(12)	(41,946)	43,022	4,892
Net increase (decrease) in net assets resulting from operations	$(1,998)	$(925)	$(31,648)	$42,012	$4,490

See end of statements of operations for footnotes.

See notes to financial statements.

248American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund8	Fund	Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—
Affiliated issuers	1,268	9,140	8,944
	1,268	9,140	8,944
Interest from unaffiliated issuers	3	18	22
Securities lending income (net of fees)	—	—	—
	1,271	9,158	8,966
Fees and expenses1:
Investment advisory services	269	1,872	2,095
Distribution services	447	405	3,492
Insurance administrative services	449	3,128	3,499
Transfer agent services	—2	—2	—2
Administrative services	—	—	—
Accounting and administrative services	39	70	75
Reports to shareholders	4	20	35
Registration statement and prospectus	3	23	15
Trustees' compensation	1	7	8
Auditing and legal	—2	1	1
Custodian	3	4	4
Other	1	2	2
Total fees and expenses before waivers/reimbursements	1,216	5,532	9,226
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	90	626	700
Miscellaneous fee reimbursements	12	—	—
Total waivers/reimbursements of fees and expenses	102	626	700
Total fees and expenses after waivers/reimbursements	1,114	4,906	8,526
Net investment income (loss)	157	4,252	440
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	(43,319)	—
Affiliated issuers	12,864	44,855	41,561
Futures contracts	(8,063)	(3,864)	(22,623)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	(1)	19	7
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212
	7,983	33,003	107,157
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(456)	772	(741)
Affiliated issuers	23,090	177,389	122,574
Futures contracts	164	(1,989)	(479)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	22,798	176,172	121,354
Net realized gain (loss) and unrealized appreciation
(depreciation)	30,781	209,175	228,511
Net increase (decrease) in net assets resulting from operations	$30,938	$213,427	$228,951

1Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2Amount less than one thousand.

3Formerly Blue Chip Income and Growth Fund.

4Formerly Global Growth and Income Fund.

5Formerly Bond Fund.

6Formerly High-Income Bond Fund.

7Formerly U.S. Government/AAA-Rated Securities Fund.

8Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

unaudited (dollars in thousands)

American Funds Insurance Series	249

Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$15,946	$29,220	$(7,764)	$(9,129)	$46,758	$91,314
Net realized gain (loss)	562,918	459,151	639,391	113,700	2,916,897	5,289,028
Net unrealized appreciation (depreciation)	383,516	1,447,946	(70,897)	1,179,633	1,964,759	8,444,178
Net increase (decrease) in net assets resulting from
operations	962,380	1,936,317	560,730	1,284,204	4,928,414	13,824,520
Distributions paid to shareholders	(469,139)	(224,589)	(123,155)	(284,490)	(5,345,539)	(865,145)
Net capital share transactions	609,763	(271,205)	(529,904)	(307,246)	3,906,694	(2,504,990)
Total increase (decrease) in net assets	1,103,004	1,440,523	(92,329)	692,468	3,489,569	10,454,385
Net assets:
Beginning of period	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659
End of period	$9,343,974	$8,240,970	$5,220,412	$5,312,741	$42,413,613	$38,924,044

					Washington Mutual
	International Fund		New World Fund		Investors Fund2
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$54,875	$53,872	$14,990	$15,078	$77,877	$162,025
Net realized gain (loss)	1,014,178	40,022	239,174	132,645	2,259,141	(75,133)
Net unrealized appreciation (depreciation)	(577,645)	1,257,012	174,220	658,628	(922,321)	717,522
Net increase (decrease) in net assets resulting from
operations	491,408	1,350,906	428,384	806,351	1,414,697	804,414
Distributions paid to shareholders	(3,972)	(71,715)	(154,345)	(43,949)	(38,243)	(265,213)
Net capital share transactions	(1,032,932)	(763,764)	109,484	(279,660)	(807,936)	(242,496)
Total increase (decrease) in net assets	(545,496)	515,427	383,523	482,742	568,518	296,705
Net assets:
Beginning of period	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361
End of period	$10,045,362	$10,590,858	$4,626,676	$4,243,153	$10,147,584	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

250American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	Capital
	World Growth				International Growth
	and Income Fund3		Growth-Income Fund		and Income Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$16,801	$25,233	$236,996	$485,987	$16,881	$21,504
Net realized gain (loss)	397,808	49,687	1,973,477	359,138	88,835	(43,217)
Net unrealized appreciation (depreciation)	(202,049)	113,216	3,135,793	3,849,348	(4,169)	123,625
Net increase (decrease) in net assets resulting from
operations	212,560	188,136	5,346,266	4,694,473	101,547	101,912
Distributions paid to shareholders	(56,012)	(77,584)	(564,869)	(1,429,478)	(5,031)	(21,467)
Net capital share transactions	27,179	(74,585)	(2,295,985)	(799,726)	(207,946)	(124,648)
Total increase (decrease) in net assets	183,727	35,967	2,485,412	2,465,269	(111,430)	(44,203)
Net assets:
Beginning of period	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086
End of period	$2,358,177	$2,174,450	$40,976,947	$38,491,535	$1,344,453	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$17,435	$27,894	$236,810	$449,205	$2,424	$4,425
Net realized gain (loss)	35,044	(42,055)	1,235,737	808,394	17,739	18,255
Net unrealized appreciation (depreciation)	55,070	60,666	1,518,448	2,005,628	5,665	18,683
Net increase (decrease) in net assets resulting from
operations	107,549	46,505	2,990,995	3,263,227	25,828	41,363
Distributions paid to shareholders	(10,788)	(28,997)	(1,148,347)	(606,436)	(2,625)	(21,373)
Net capital share transactions	(155,116)	80,728	845,642	(418,795)	(21,651)	(1,808)
Total increase (decrease) in net assets	(58,355)	98,236	2,688,290	2,237,996	1,552	18,182
Net assets:
Beginning of period	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950
End of period	$1,038,597	$1,096,952	$32,345,941	$29,657,651	$456,684	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	The Bond Fund				American
	of America4		Capital World Bond Fund		High-Income Trust5
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$90,981	$202,752	$20,849	$41,768	$22,316	$56,258
Net realized gain (loss)	26,991	480,282	18,337	45,840	(2,293)	(51,887)
Net unrealized appreciation (depreciation)	(199,010)	299,487	(114,063)	116,992	36,667	19,323
Net increase (decrease) in net assets resulting from
operations	(81,038)	982,521	(74,877)	204,600	56,690	23,694
Distributions paid to shareholders	(511,969)	(339,511)	(64,603)	(64,860)	(6,562)	(69,840)
Net capital share transactions	2,253,298	213,249	(62,631)	70,361	156,298	(352,568)
Total increase (decrease) in net assets	1,660,291	856,259	(202,111)	210,101	206,426	(398,714)
Net assets:
Beginning of period	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293
End of period	$13,067,710	$11,407,419	$2,136,634	$2,338,745	$1,074,005	$867,579

	American Funds				U.S. Government
	Mortgage Fund		Ultra-Short Bond Fund		Securities Fund7
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$672	$2,446	$(913)	$(171)	$10,298	$20,216
Net realized gain (loss)	1,088	12,009	—6	—	27,671	187,696
Net unrealized appreciation (depreciation)	(3,758)	5,064	(12)	(1)	(69,617)	61,889
Net increase (decrease) in net assets resulting from
operations	(1,998)	19,519	(925)	(172)	(31,648)	269,801
Distributions paid to shareholders	(11,658)	(4,820)	—	(737)	(185,422)	(77,781)
Net capital share transactions	26,638	10,410	(34,927)	92,028	122,646	(934,697)
Total increase (decrease) in net assets	12,982	25,109	(35,852)	91,119	(94,424)	(742,677)
Net assets:
Beginning of period	319,619	294,510	375,749	284,630	2,153,657	2,896,334
End of period	$332,601	$319,619	$339,897	$375,749	$2,059,233	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

252American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
					Managed Risk
	Managed Risk		Managed Risk		Washington Mutual
	Growth Fund		International Fund		Investors Fund8
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020	20211	2020
Operations:
Net investment income (loss)	$(1,010)	$962	$(402)	$662	$157	$4,092
Net realized gain (loss)	77,243	27,752	1,255	(13,879)	7,983	(64,328)
Net unrealized appreciation (depreciation)	(34,221)	110,658	3,637	19,066	22,798	56,976
Net increase (decrease) in net assets resulting from
operations	42,012	139,372	4,490	5,849	30,938	(3,260)
Distributions paid to shareholders	(25,491)	(25,274)	(931)	(3,247)	(4,350)	(16,900)
Net capital share transactions	17,313	10,698	(2,961)	1,198	(19,501)	11,085
Total increase (decrease) in net assets	33,834	124,796	598	3,800	7,087	(9,075)
Net assets:
Beginning of period	564,446	439,650	169,569	165,769	356,360	365,435
End of period	$598,280	$564,446	$170,167	$169,569	$363,447	$356,360

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Six months		Six months
	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	20211	2020	20211	2020
Operations:
Net investment income (loss)	$4,252	$27,259	$440	$30,915
Net realized gain (loss)	33,003	38,669	107,157	(41,687)
Net unrealized appreciation (depreciation)	176,172	145,694	121,354	161,153
Net increase (decrease) in net assets resulting from
operations	213,427	211,622	228,951	150,381
Distributions paid to shareholders	(58,770)	(160,767)	(31,041)	(146,678)
Net capital share transactions	2,885	114,037	(118,439)	(57,436)
Total increase (decrease) in net assets	157,542	164,892	79,471	(53,733)
Net assets:
Beginning of period	2,434,616	2,269,724	2,778,771	2,832,504
End of period	$2,592,158	$2,434,616	$2,858,242	$2,778,771

1 Unaudited

2 Formerly Blue Chip Income and Growth Fund.

3 Formerly Global Growth and Income Fund.

4 Formerly Bond Fund.

5 Formerly High-Income Bond Fund.

6 Amount less than one thousand.

7 Formerly U.S. Government/AAA-Rated Securities Fund.

8 Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	253

Notes to financial statements

unaudited

1. Organization

American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company with 34 different funds ("the funds"), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company ("CRMC") is the series' investment adviser. Milliman Financial Risk Management LLC ("Milliman FRM") is the subadviser for the risk management strategy for eight of the funds (the "managed risk funds"), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the "underlying funds") and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

254American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund)— The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund's financial statements have been prepared to comply with U.S. generally accepted accounting principles ("U.S. GAAP"). These principles require the series' investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	255

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund's ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds' statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series' investment adviser, values the funds' investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series' investment adviser uses the following methods and inputs to establish the fair value of each fund's assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as "standard inputs")

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series' investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

256American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series' investment adviser. The Capital Group Central Corporate Bond Fund ("CCBF"), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund ("CCF"), a fund within the Capital Group Central Fund Series (collectively the "Central Funds"), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund's portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds' statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series' investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series' board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series' board of trustees has delegated authority to the series' investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the "Fair Valuation Committee") to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser's valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series' board and audit committee also regularly review reports that describe fair value determinations and methods.

The series' investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser's global risk management group.

Classifications — The series' investment adviser classifies the funds' assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser's determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	257

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds' valuation levels as of June 30, 2021 (dollars in thousands):

Global Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$2,901,017	$—	$—	$2,901,017
Consumer discretionary	1,711,163	—	—	1,711,163
Health care	1,098,520	—	—	1,098,520
Communication services	892,157	13,180	—	905,337
Financials	825,606	—	—	825,606
Consumer staples	514,524	—	—	514,524
Industrials	326,389	—	—	326,389
Materials	164,757	—	—	164,757
Energy	102,862	—	—	102,862
Real estate	34,101	—	—	34,101
Utilities	17,082	—	—	17,082
Preferred securities	272,014	—	—	272,014
Short-term securities	526,889	—	—	526,889

Total	$9,387,081	$13,180	$—	$9,400,261

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,192,508	$—	$1,418	$1,193,926
Health care	1,007,569	—	3	1,007,572
Consumer discretionary	892,834	35,119	—	927,953
Industrials	796,800	—	—	796,800
Financials	320,854	48,010	39,715	408,579
Consumer staples	135,810	—	—	135,810
Materials	128,417	—	—	128,417
Communication services	104,814	—	—	104,814
Utilities	78,142	—	—	78,142
Real estate	60,811	—	—	60,811
Energy	22,188	—	13,392	35,580
Preferred securities	22,095	—	76,268	98,363
Rights & warrants	—	28,173	—	28,173
Short-term securities	288,958	—	—	288,958

Total	$5,051,800	$111,302	$130,796	$5,293,898

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2021	Level 3*	Purchases	Sales	gain	depreciation†	Level 3*	6/30/2021
Investment securities	$103,891	$—	$67,801	$(28,877)	$—	$(12,019)	$—	$130,796
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$8,254

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†Net unrealized depreciation is included in the related amounts on investments in the fund's statement of operations.

258American Funds Insurance Series

Unobservable inputs — Valuation of the fund's Level 3 securities is based on significant unobservable inputs that reflect the investment adviser's determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund's investment adviser to fair value the fund's Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2021	techniques	inputs	(if applicable)	average*	input†
		Liquidation value	N/A	N/A	N/A	N/A

		Transaction price	N/A	N/A	N/A	N/A

Common stocks	$ 54,528		Price/Cash flow multiple	11.3x	11.3x	Increase

		Market comparable	DLOM	25%	25%	Decrease

		companies	$ per one billion Btu	$2.25	$2.25	Increase

			MMTPA	10 MMTPA	10 MMTPA	Increase

		Transaction price	N/A	N/A	N/A	N/A

			Price/Sales multiple	17.3x	17.3x	Increase

Preferred securities	76,268	Market comparable	EV/Sales multiple	21.1x	21.1x	Increase
		companies	Discount to Price/Sales multiple	15%	15%	Decrease

			Revenue growth rate	86%	86%	Increase

Total	$130,796

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

EV = Enterprise value

MMTPA = Million metric tonnes per annum

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$9,485,387	$—	$6,765	$9,492,152
Communication services	8,664,763	—	—	8,664,763
Consumer discretionary	7,424,184	—	—	7,424,184
Health care	5,303,247	—	44,823	5,348,070
Industrials	3,638,141	—	—	3,638,141
Financials	2,695,927	—	—	2,695,927
Consumer staples	1,355,571	—	—	1,355,571
Materials	1,235,736	—	—	1,235,736
Energy	945,591	—	—	945,591
Utilities	249,490	—	—	249,490
Real estate	95,702	—	—	95,702
Preferred securities	34,751	—	37,008	71,759
Convertible bonds & notes	—	—	25,195	25,195
Short-term securities	1,123,350	—	—	1,123,350

Total	$42,251,840	$—	$113,791	$42,365,631

American Funds Insurance Series	259

International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$2,009,077	$—	$—	$2,009,077
Health care	1,259,197	—	6	1,259,203
Industrials	1,251,508	—	—	1,251,508
Consumer discretionary	1,188,916	—	—	1,188,916
Information technology	1,052,541	—	—	1,052,541
Materials	778,053	—	—	778,053
Energy	736,123	—	—	736,123
Communication services	640,447	31,810	—	672,257
Consumer staples	291,612	—	—	291,612
Utilities	273,033	—	—	273,033
Real estate	17,067	—	—	17,067
Preferred securities	183,730	—	—	183,730
Rights & warrants	—	26,057	—	26,057
Short-term securities	262,095	—	—	262,095

Total	$9,943,399	$57,867	$6	$10,001,272

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 914,210	$—	$ 496	$ 914,706
Health care	591,042	—	1	591,043
Consumer discretionary	584,089	—	—	584,089
Financials	546,496	—	—	546,496
Communication services	436,323	8,552	—	444,875
Materials	314,689	—	—	314,689
Industrials	274,374	—	—	274,374
Consumer staples	234,831	—	—	234,831
Energy	143,355	—	—	143,355
Real estate	89,849	—	—	89,849
Utilities	75,265	—	—	75,265
Preferred securities	39,190	—	14,736	53,926
Rights & warrants	97	8,721	—	8,818
Bonds, notes & other debt instruments	—	118,547	—	118,547
Short-term securities	238,312	—	—	238,312

Total	$4,482,122	$135,820	$15,233	$4,633,175

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 147	$ —	$—	$ 147
Unrealized appreciation on open forward currency contracts	—	69	—	69
Liabilities:
Unrealized depreciation on futures contracts	(157)	—	—	(157)

Total	$ (10)	$69	$—	$ 59

*Futures contracts and forward currency contracts are not included in the fund's investment portfolio.

Washington Mutual Investors Fund

At June 30, 2021, all of the fund's investment securities were classified as Level 1.

260American Funds Insurance Series

Capital World Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$437,858	$—	$—	$437,858
Financials	345,398	—	—	345,398
Consumer discretionary	286,441	—	—	286,441
Health care	263,125	—	—	263,125
Communication services	245,461	—	—	245,461
Industrials	196,049	—	—	196,049
Consumer staples	141,552	—	—	141,552
Materials	134,666	—	—	134,666
Energy	65,162	—	—	65,162
Utilities	64,095	—	—	64,095
Real estate	51,037	—	—	51,037
Preferred securities	21,224	—	—	21,224
Rights & warrants	37	—	—	37
Convertible stocks	2,533	3,030	—	5,563
Convertible bonds & notes	—	4,635	—	4,635
Bonds, notes & other debt instruments	—	8,607	—	8,607
Short-term securities	99,886	—	—	99,886

Total	$2,354,524	$16,272	$—	$2,370,796

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$9,112,848	$—	$—	$9,112,848
Communication services	6,876,506	—	—	6,876,506
Health care	4,632,505	—	—	4,632,505
Industrials	4,215,801	—	—	4,215,801
Financials	4,138,860	—	—	4,138,860
Consumer discretionary	3,592,797	—	—	3,592,797
Materials	2,001,298	—	—	2,001,298
Consumer staples	1,800,227	—	—	1,800,227
Energy	1,235,860	—	—	1,235,860
Real estate	1,050,508	—	—	1,050,508
Utilities	951,664	—	—	951,664
Convertible stocks	435,767	—	—	435,767
Bonds, notes & other debt instruments	—	13,983	—	13,983
Short-term securities	1,051,842	—	—	1,051,842

Total	$41,096,483	$13,983	$—	$41,110,466

American Funds Insurance Series	261

International Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$235,849	$—	$—	$235,849
Consumer discretionary	181,636	—	—	181,636
Health care	132,269	—	4	132,273
Materials	126,986	—	—	126,986
Communication services	124,953	—	—	124,953
Industrials	116,228	—	—	116,228
Information technology	115,319	—	—	115,319
Consumer staples	97,760	—	—	97,760
Utilities	57,845	—	—	57,845
Energy	42,766	—	—	42,766
Real estate	36,475	—	—	36,475
Preferred securities	13,083	—	—	13,083
Bonds, notes & other debt instruments	—	8,551	—	8,551
Short-term securities	68,410	—	—	68,410

Total	$1,349,579	$8,551	$4	$1,358,134

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$161,170	$—	$—	$161,170
Information technology	99,453	—	—	99,453
Consumer staples	95,525	—	—	95,525
Health care	86,290	—	—	86,290
Real estate	76,977	—	—	76,977
Utilities	72,374	—	—	72,374
Energy	52,158	—	—	52,158
Materials	49,491	—	—	49,491
Communication services	47,847	—	—	47,847
Industrials	40,439	—	—	40,439
Consumer discretionary	26,508	—	—	26,508
Preferred securities	2,016	—	—	2,016
Rights & warrants	5	—	—	5
Convertible stocks	11,134	—	—	11,134
Investment funds	30,524	—	—	30,524
Convertible bonds & notes	—	536	—	536
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	81,573	—	81,573
Mortgage-backed obligations	—	35,766	—	35,766
Corporate bonds, notes & loans	—	25,440	—	25,440
Asset-backed obligations	—	5,779	—	5,779
Bonds & notes of governments & government agencies
outside the U.S.	—	879	—	879
Municipals	—	265	—	265
Short-term securities	49,140	—	—	49,140

Total	$901,051	$150,238	$—	$1,051,289

262American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$522	$—	$—	$522
Unrealized appreciation on interest rate swaps	—	1,167	—	1,167
Unrealized appreciation on credit default swaps	—	39	—	39
Liabilities:
Unrealized depreciation on futures contracts	(48)	—	—	(48)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)

Total	$474	$1,205	$—	$1,679

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund's investment portfolio.

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 5,065,489	$—	$—	$ 5,065,489
Financials	3,804,933	—	482	3,805,415
Health care	2,830,967	—	19,795	2,850,762
Consumer discretionary	2,661,235	—	—	2,661,235
Communication services	1,990,309	—	—	1,990,309
Consumer staples	1,946,633	—	—	1,946,633
Materials	1,485,489	—	—	1,485,489
Industrials	1,115,187	—	13,818	1,129,005
Energy	789,159	2,851	461	792,471
Real estate	603,494	—	—	603,494
Utilities	222,883	—	—	222,883
Preferred securities	—	—	317	317
Rights & warrants	395	—	—	395
Convertible stocks	110,813	47,698	—	158,511
Investment funds	1,681,198	—	—	1,681,198
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,313,837	—	2,313,837
Corporate bonds, notes & loans	—	2,260,005	4,961	2,264,966
Mortgage-backed obligations	—	1,788,498	—	1,788,498
Asset-backed obligations	—	310,904	—	310,904
Bonds & notes of governments & government agencies
outside the U.S.	—	57,726	—	57,726
Federal agency bonds & notes	—	36,357	—	36,357
Municipals	—	29,080	—	29,080
Short-term securities	2,439,395	—	—	2,439,395

Total	$26,747,579	$6,846,956	$39,834	$33,634,369

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 901	$—	$—	$ 901
Unrealized appreciation on interest rate swaps	—	862	—	862
Liabilities:
Unrealized depreciation on futures contracts	(4,764)	—	—	(4,764)
Unrealized depreciation on credit default swaps	—	(382)	—	(382)

Total	$(3,863)	$ 480	$—	$(3,383)

*Futures contracts, interest rate swaps and credit default swaps are not included in the fund's investment portfolio.

American Funds Insurance Series	263

Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 63,030	$—	$—	$ 63,030
Health care	40,599	—	—	40,599
Financials	35,877	—	—	35,877
Consumer discretionary	33,324	—	—	33,324
Consumer staples	30,665	—	—	30,665
Industrials	23,765	—	—	23,765
Materials	13,670	—	—	13,670
Communication services	12,599	—	—	12,599
Real estate	11,451	—	—	11,451
Energy	10,449	—	—	10,449
Utilities	4,174	—	—	4,174
Preferred securities	1,683	—	—	1,683
Convertible stocks	1,646	—	—	1,646
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	64,131	—	64,131
U.S. Treasury bonds & notes	—	48,092	—	48,092
Corporate bonds, notes & loans	—	21,342	—	21,342
Mortgage-backed obligations	—	3,638	—	3,638
Municipals	—	185	—	185
Asset-backed obligations	—	87	—	87
Short-term securities	29,578	5,836	—	35,414

Total	$312,510	$143,311	$—	$455,821

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 12	$—	$—	$12
Unrealized appreciation on open forward currency contracts	—	193	—	193
Unrealized appreciation on interest rate swaps	—	13	—	13
Liabilities:
Unrealized depreciation on futures contracts	(40)	—	—	(40)
Unrealized depreciation on open forward currency contracts	—	(217)	—	(217)
Unrealized depreciation on interest rate swaps	—	(51)	—	(51)
Unrealized depreciation on credit default swaps	—	(5)	—	(5)

Total	$(28)	$(67)	$—	$(95)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund's investment portfolio.

The Bond Fund of America

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,481,108	$—	$6,481,108
Corporate bonds, notes & loans	—	3,967,956	—	3,967,956
Mortgage-backed obligations	—	1,451,531	—	1,451,531
Asset-backed obligations	—	437,918	—	437,918
Municipals	—	223,416	—	223,416
Bonds & notes of governments & government agencies
outside the U.S.	—	107,689	—	107,689
Federal agency bonds & notes	—	12,620	—	12,620
Short-term securities	1,153,143	—	—	1,153,143

Total	$1,153,143	$12,682,238	$—	$13,835,381

264American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$15,162	$—	$—	$ 15,162
Unrealized appreciation on open forward currency contracts	—	97	—	97
Unrealized appreciation on credit default swaps	—	88	—	88
Liabilities:
Unrealized depreciation on futures contracts	(21,263)	—	—	(21,263)
Unrealized depreciation on open forward currency contracts	—	(8)	—	(8)
Unrealized depreciation on interest rate swaps	—	(11,390)	—	(11,390)

Total	$(6,101)	$(11,213)	$—	$(17,314)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund's investment portfolio.

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$363,820	$—	$363,820
Japanese yen	—	217,699	—	217,699
Chinese yuan renminbi	—	193,519	—	193,519
British pounds	—	71,863	—	71,863
Danish kroner	—	53,121	—	53,121
Brazilian reais	—	51,869	—	51,869
Canadian dollars	—	44,977	—	44,977
Mexican pesos	—	41,782	—	41,782
Russian rubles	—	35,773	—	35,773
Australian dollars	—	26,330	—	26,330
Malaysian ringgits	—	23,238	—	23,238
Indonesian rupiah	—	14,966	—	14,966
Colombian pesos	—	11,196	—	11,196
South Korean won	—	9,283	—	9,283
Indian rupees	—	8,078	—	8,078
Czech korunas	—	7,920	—	7,920
Ukrainian hryvnia	—	7,508	—	7,508
Norwegian kroner	—	6,735	—	6,735
Ghanaian cedi	—	2,723	—	2,723
South African rand	—	2,358	—	2,358
Peruvian nuevos soles	—	1,631	—	1,631
Polish zloty	—	1,407	—	1,407
Romanian leu	—	1,295	—	1,295
U.S. dollars	—	790,146	80	790,226
Preferred securities	—	—	34	34
Common stocks	883	231	1,589	2,703
Rights & warrants	41	—	—	41
Short-term securities	123,872	29,145	—	153,017

Total	$124,796	$2,018,613	$1,703	$2,145,112

American Funds Insurance Series	265

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 730	$—	$—	$730
Unrealized appreciation on open forward currency contracts	—	2,433	—	2,433
Unrealized appreciation on interest rate swaps	—	276	—	276
Liabilities:
Unrealized depreciation on futures contracts	(981)	—	—	(981)
Unrealized depreciation on open forward currency contracts	—	(8,434)	—	(8,434)
Unrealized depreciation on interest rate swaps	—	(804)	—	(804)
Unrealized depreciation on credit default swaps	—	(205)	—	(205)

Total	$(251)	$(6,734)	$—	$(6,985)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund's investment portfolio.

American High-Income Trust

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$927,106	$ 4,737	$ 931,843
Other	—	1,129	—	1,129
Convertible bonds & notes	—	3,637	70	3,707
Convertible stocks	340	519	—	859
Common stocks	21,886	6,523	31,967	60,376
Preferred securities	—	2,143	719	2,862
Rights & warrants	786	620	—1	1,406
Short-term securities	62,665	—	—	62,665

Total	$85,677	$941,677	$37,493	$1,064,847

		Other investments2
	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on futures contracts	$(234)	$ —	$—	$(234)
Unrealized depreciation on credit default swaps	—	(219)	—	(219)

Total	$(234)	$(219)	$—	$(453)

1Amount less than one thousand.

2Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2021	Level 33	Purchases	Sales	loss4	appreciation4	Level 33	6/30/2021
Investment securities	$28,783	$—	$656	$(855)	$(7,021)	$16,275	$(345)	$37,493
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$ 9,194

3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

4Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund's statement of operations.

266American Funds Insurance Series

Unobservable inputs — Valuation of the fund's Level 3 securities is based on significant unobservable inputs that reflect the investment adviser's determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund's investment adviser to fair value the fund's Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2021	techniques	inputs	(if applicable)	average1	input2
			Expected sale proceeds	N/A	N/A	N/A

Bonds, notes & other		Estimated recovery	Exchange terms	N/A	N/A	N/A
	$ 4,737	value	Vendor price	N/A	N/A	N/A
debt instruments

			Par value	N/A	N/A	N/A

		Yield analysis	YTM risk premium	200 bps	200 bps	Decrease

Convertible bonds &	70	Transaction price	N/A	N/A	N/A	N/A
notes

			N/A	N/A	N/A	N/A

			Exchange terms	N/A	N/A	N/A

		Estimated recovery	Risk discount	90%	90%	Decrease
		value
			Par value	N/A	N/A	N/A

			Adjustment based on market	20%	20%	Decrease
			decline

Common stocks	31,967		EV/EBITDA multiple	5.9x	5.9x	Increase

		Market comparable	EV/EBITDA less CapEx multiple	10.0 - 17.7x	15.6x	Increase

			Discount to EV/EBITDA less
		companies		21%	21%	Decrease
			CapEx multiple

			DLOM	16 - 21%	19%	Decrease

		Recent market	Vendor price	N/A	N/A	N/A
		information	DLOM	16%	16%	Decrease

		Transaction price	N/A	N/A	N/A	N/A

Preferred securities	719	Market comparable	EV/EBITDA multiple	3.5x	3.5x	Increase
		companies	DLOM	30%	30%	Decrease

Rights & warrants	—3	Estimated recovery	N/A	N/A	N/A	N/A
		value

Total	$37,493

1Weighted average is by relative fair value.

2This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

3Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

American Funds Insurance Series	267

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$191,785	$—	$191,785
U.S. Treasury bonds & notes	—	58,655	—	58,655
Asset-backed obligations	—	11,302	—	11,302
Bonds & notes of governments & government agencies outside
the U.S.	—	867	—	867
Federal agency bonds & notes	—	285	—	285
Corporate bonds, notes & loans	—	253	—	253
Short-term securities	—	178,423	—	178,423

Total	$—	$441,570	$—	$441,570

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 45	$—	$—	$ 45
Unrealized appreciation on interest rate swaps	—	2,072	—	2,072
Liabilities:
Unrealized depreciation on futures contracts	(270)	—	—	(270)

Total	$(225)	$2,072	$—	$1,847

*Futures contracts and interest rate swaps are not included in the fund's investment portfolio.

Ultra-Short Bond Fund

At June 30, 2021, all of the fund's investment securities were classified as Level 2.

U.S. Government Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,064,145	$—	$1,064,145
Mortgage-backed obligations	—	356,523	—	356,523
Federal agency bonds & notes	—	265,578	—	265,578
Short-term securities	—	501,987	—	501,987

Total	$—	$2,188,233	$—	$2,188,233

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 2,742	$—	$—	$2,742
Unrealized appreciation on interest rate swaps	—	5,702	—	5,702
Liabilities:
Unrealized depreciation on futures contracts	(4,263)	—	—	(4,263)
Unrealized depreciation on interest rate swaps	—	(10,883)	—	(10,883)

Total	$(1,521)	$(5,181)	$—	$(6,702)

*Futures contracts and interest rate swaps are not included in the fund's investment portfolio.

Managed Risk Growth Fund

At June 30, 2021, all of the fund's investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2021, all of the fund's investments were classified as Level 1.

268American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2021, all of the fund's investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2021, all of the fund's investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2021, all of the fund's investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund's investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer's goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund's securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

American Funds Insurance Series	269

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund's net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund's net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

270American Funds Insurance Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund's securities could cause the value of a fund's shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund's investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund's use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund's returns and increase a fund's price volatility. A fund's counterparty to a derivative transaction (including, if applicable, the fund's clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund's securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund's net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund's cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund's market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

American Funds Insurance Series	271

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security's inflation measure.

Investing in inflation-linked bonds may also reduce a fund's distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund's cost with interest. The security purchased by the fund constitutes collateral for the seller's repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund's shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund's percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds' investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

272American Funds Insurance Series

Management — The investment adviser to the funds actively manages the funds' investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the 1940 Act, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund's investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds' investments consist of investments in underlying funds, the managed risk funds' risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund's investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded options and futures and their resulting costs could limit the fund's gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

American Funds Insurance Series	273

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund's investment portfolio. The same amount is recorded as a liability in the fund's statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
				Value of

	Value of			investment
	securities		U.S. government	securities
Funds	on loan	Cash	securities	purchased

Global Growth Fund	$43,575	$44,595	$ 37	$40,135
Global Small Capitalization Fund	83,042	83,273	4,999	74,946
Growth Fund	38,885	39,687	—	35,718
International Fund	18,837	18,284	1,327	16,456
New World Fund	11,836	3,178	9,205	2,860
Washington Mutual Investors Fund	73,663	75,183	—	67,665
Capital World Growth and Income Fund	12,432	12,943	—	11,649
Growth-Income Fund	75,628	77,195	—	69,475
International Growth and Income Fund	671	705	—	634
Capital Income Builder	638	651	—	586
Asset Allocation Fund	25,453	26,046	—	23,441

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund's statement of operations.

274American Funds Insurance Series

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage- backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds' portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $28,000 and $62,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund's statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund's statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund's interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund's portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund's open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant ("FCM"), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund's statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund's statement of assets and liabilities.

American Funds Insurance Series	275

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund's statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series' investment adviser uses forward currency contracts to manage the fund's exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series' investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund's statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund's statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund's statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series' investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund's portfolio. Risks may arise as a result of the series' investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series' investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund's statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund's statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund's statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices ("CDSI") that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series' investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name's weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices' credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

276American Funds Insurance Series

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member ("DCM") in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund's statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund's statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund's statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options		Forward	Interest	Credit
	contracts	Futures	currency	rate	default
	purchased	contracts	contracts	swaps	swaps

New World Fund	Not applicable	$4,542	$ 3,375	Not applicable	Not applicable
Capital Income Builder	Not applicable	44,913	592	$ 46,133	$ 3,332
Asset Allocation Fund	Not applicable	1,197,946	Not applicable	89,617	117,516
Global Balanced Fund	Not applicable	33,277	29,902	8,158	2,562
The Bond Fund of America	Not applicable	4,115,606	345,829	774,224	109,530
Capital World Bond Fund	Not applicable	568,310	564,904	97,051	57,819
American High-Income Trust	Not applicable	55,713	Not applicable	Not applicable	39,045
American Funds Mortgage Fund	Not applicable	48,283	Not applicable	60,817	Not applicable
U.S. Government Securities Fund	Not applicable	1,611,010	Not applicable	1,356,334	Not applicable
Managed Risk Growth Fund	$ 5,123	103,958	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	1,277	238,049	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	3,674	69,045	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	53,872	312,170	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	5,776	340,005	Not applicable	Not applicable	Not applicable

The following tables identify the location and fair value amounts on the funds' statements of assets and liabilities and/or the effect on the funds' statements of operations resulting from the funds' use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2021 (dollars in thousands):

International Fund

		Net realized loss		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized loss on forward	$(86)	Net unrealized appreciation on	$86
		currency contracts		forward currency contracts

See end of tables for footnotes.

American Funds Insurance Series	277

New World Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$147	Unrealized depreciation1	$157
Forward currency	Currency	Unrealized appreciation on open	69	Unrealized depreciation on open	—
		forward currency contracts		forward currency contracts

			$216		$157
		Net realized loss		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(101)	Net unrealized appreciation on	$ —
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(8)	Net unrealized appreciation on	123
		currency contracts		forward currency contracts

			$(109)		$123

Capital Income Builder

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$522	Unrealized depreciation1	$48
Forward currency	Currency	Unrealized appreciation on open	—	Unrealized depreciation on open	1
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	1,167	Unrealized depreciation1	—
Swap	Credit	Unrealized appreciation1	39	Unrealized depreciation1	—
			$1,728		$49

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(1,194)	Net unrealized appreciation on	$ 524
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(17)	Net unrealized appreciation on	21
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	371	Net unrealized appreciation on	598
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	239	Net unrealized depreciation on	(113)
		contracts		swap contracts

			$(601)		$1,030

See end of tables for footnotes.

278American Funds Insurance Series

Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 901	Unrealized depreciation1	$4,764
Swap	Interest	Unrealized appreciation1	862	Unrealized depreciation1	—
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	382
			$1,763		$5,146

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (916)	Net unrealized depreciation on	$(3,091)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	1,076	Net unrealized appreciation on	66
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(1,306)	Net unrealized depreciation on	(382)
		contracts		swap contracts

			$(1,146)		$(3,407)
Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 12	Unrealized depreciation1	$ 40
Forward currency	Currency	Unrealized appreciation on open	193	Unrealized depreciation on open	217
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	13	Unrealized depreciation1	51
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	5
			$218		$313
		Net realized gain (loss)		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 160	Net unrealized depreciation on	$ (31)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(485)	Net unrealized depreciation on	(22)
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap
contracts
17	Net unrealized depreciation on	(59)
swap contracts
Swap	Credit	Net realized loss on swap	(15)	Net unrealized depreciation on	(5)
		contracts		swap contracts

			$(323)		$(117)

See end of tables for footnotes.

American Funds Insurance Series	279

The Bond Fund of America

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$15,162	Unrealized depreciation1	$21,263
Forward currency	Currency	Unrealized appreciation on open	97	Unrealized depreciation on open	8
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	—	Unrealized depreciation1	11,390
Swap	Credit	Unrealized appreciation1	88	Unrealized depreciation1	—
			$15,347		$32,661

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$ 20,928	Net unrealized depreciation on	$(12,908)
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	5,716	Net unrealized appreciation on	2,696
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(15,071)	Net unrealized appreciation on	13,671
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	120	Net unrealized appreciation on	88
		contracts		swap contracts

			$ 11,693		$3,547
Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 730	Unrealized depreciation1	$981
Forward currency	Currency	Unrealized appreciation on open	2,433	Unrealized depreciation on open	8,434
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation1	276	Unrealized depreciation1	804
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	205
			$3,439		$10,424

		Net realized loss		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (2,448)	Net unrealized depreciation on	$(404)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(12,193)	Net unrealized depreciation on	(6,357)
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(146)	Net unrealized depreciation on	(464)
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(916)	Net unrealized appreciation on	462
		contracts		swap contracts

			$(15,703)		$(6,763)

See end of tables for footnotes.

280American Funds Insurance Series

American High-Income Trust

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$—	Unrealized depreciation1	$234
Swap	Credit	Unrealized appreciation1	—	Unrealized depreciation1	219
			$—		$453

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$628	Net unrealized depreciation on	$(215)
		contracts		futures contracts
Swap	Credit	Net realized loss on swap	(2,192)	Net unrealized appreciation on	502
		contracts		swap contracts

			$(1,564)		$ 287
American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$45	Unrealized depreciation1	$270
Swap	Interest	Unrealized appreciation1	2,072	Unrealized depreciation1	—
			$2,117		$270

		Net realized gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$984	Net unrealized depreciation on	$(258)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	292	Net unrealized appreciation on	858
		contracts		swap contracts

			$1,276		$ 600

See end of tables for footnotes.

American Funds Insurance Series	281

U.S. Government Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$2,742	Unrealized depreciation1	$4,263
Swap	Interest	Unrealized appreciation1	5,702	Unrealized depreciation1	10,883
			$8,444		$15,146
		Net realized gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$5,073	Net unrealized depreciation on	$(1,481)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	48,313	Net unrealized depreciation on	(32,661)
		contracts		swap contracts

			$53,386		$(34,142)
Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$2,241	Investment securities from	$ —
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	378	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(135)

			$2,619		$(135)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain on investments	$—	Net unrealized depreciation on	$(671)
		in unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	31	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(12,919)	Net unrealized appreciation on	378
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(380)	Net unrealized depreciation on	(204)
		contracts		futures contracts

			$(13,268)		$(497)

See end of tables for footnotes.

282American Funds Insurance Series

Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$600	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	—	Unrealized depreciation1	(124)
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(33)

			$600		$(157)
		Net realized gain (loss)		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain on investments	$—	Net unrealized depreciation on	$(72)
		in unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	130	Net unrealized appreciation on	$—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(1,221)	Net unrealized depreciation on	(124)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(101)	Net unrealized depreciation on	(54)
		contracts		futures contracts

			$(1,192)		$(250)
Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$1,660	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	285	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(83)

			$1,945		$(83)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain on investments	$—	Net unrealized depreciation on	$(456)
		in unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	6	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(7,660)	Net unrealized appreciation on	285
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(409)	Net unrealized depreciation on	(121)
		contracts		futures contracts

			$(8,063)		$(292)

See end of tables for footnotes.

American Funds Insurance Series	283

Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$ 9,444	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	1,597	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(608)

			$11,041		$(608)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(43,319)	Net unrealized appreciation on	$772
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
132	Net unrealized appreciation on	—
futures contracts
Futures	Equity	Net realized loss on futures	(2,180)	Net unrealized depreciation on	(1,040)
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(1,816)	Net unrealized depreciation on	(949)
		contracts		futures contracts

			$(47,183)		$(1,217)

Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$2,562	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers
Futures	Equity	Unrealized appreciation1	419	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	(540)

			$2,981		$(540)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain on investments	$—	Net unrealized depreciation on	$(741)
		in unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	191	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(20,861)	Net unrealized appreciation on	419
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(1,953)	Net unrealized depreciation on	(898)
		contracts		futures contracts

			$(22,623)		$(1,220)

1Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund's investment portfolio. Only current day's variation margin is reported within each fund's statement of assets and liabilities.

2Amount less than one thousand.

3Includes options purchased as reported in the fund's investment portfolio.

284American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund's investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund's custodian, which is reflected as pledged cash collateral in each fund's statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter- party) are settled net of each party's payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency ("close-out netting"). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund's forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds' statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds' statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Citibank	$69	$—	$—	$—	$69

Capital Income Builder

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Liabilities:
HSBC Bank	$1	$—	$—	$—	$1

See end of tables for footnote.

American Funds Insurance Series	285

Global Balanced Fund

			Gross amounts not offset in the
	Gross amount	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$10	$(10)	$—	$—	$—
Bank of New York Mellon	12	—	—	—	12
Citibank	2	(2)	—	—	—
Goldman Sachs	27	(26)	—	—	1
HSBC Bank	61	(12)	—	—	49
Morgan Stanley	29	(4)	—	—	25
Standard Chartered Bank	29	(22)	—	—	7
UBS AG	23	—	—	—	23

Total	$193	$(76)	$—	$—	$117
Liabilities:

Bank of America	$20	$(10)	$—	$—	$10
Citibank	133	(2)	—	—	131
Goldman Sachs	26	(26)	—	—	—
HSBC Bank	12	(12)	—	—	—
Morgan Stanley	4	(4)	—	—	—
Standard Chartered Bank	22	(22)	—	—	—

Total	$217	$(76)	$—	$—	$141

The Bond Fund of America

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Goldman Sachs	$90	$ —	$—	$—	$90
Morgan Stanley	7	(7)	—	—	—

Total	$97	$(7)	$—	$—	$90
Liabilities:

Morgan Stanley	$ 8	$(7)	$—	$—	$ 1

See end of tables for footnote.

286American Funds Insurance Series

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$123	$(123)	$—	$—	$—
Bank of New York Mellon	80	—	—	—	80
Barclays Bank PLC	67	—	—	—	67
Citibank	367	(367)	—	—	—
Goldman Sachs	265	(265)	—	—	—
HSBC Bank	423	(423)	—	—	—
JPMorgan Chase	93	(55)	—	—	38
Morgan Stanley	344	(62)	—	(282)	—
Standard Chartered Bank	620	(620)	—	—	—
UBS AG	51	(37)	—	—	14

Total	$2,433	$(1,952)	$—	$(282)	$199
Liabilities:

Bank of America	$540	$(123)	$(301)	$—	$116
Citibank	1,203	(367)	(763)	—	73
Goldman Sachs	1,153	(265)	(784)	—	104
HSBC Bank	1,562	(423)	(1,139)	—	—
JPMorgan Chase	55	(55)	—	—	—
Morgan Stanley	62	(62)	—	—	—
Standard Chartered Bank	3,822	(620)	(3,202)	—	—
UBS AG	37	(37)	—	—	—

Total	$8,434	$(1,952)	$(6,189)	$—	$293

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund's tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction's statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	287

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2020:
Undistributed ordinary income	$23,610	$—	$276,979	$4,878	$10,741	$38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	—	143,589	—
Capital loss carryforward*	—	—	—	(136,440)	—	(63,496)
As of June 30, 2021:
Gross unrealized appreciation on
investments	4,818,951	2,345,875	23,076,913	3,344,703	1,836,812	2,019,310
Gross unrealized depreciation on
investments	(122,078)	(63,607)	(179,233)	(205,782)	(38,585)	(119,493)
Net unrealized appreciation
(depreciation) on investments	4,696,873	2,282,268	22,897,680	3,138,921	1,798,227	1,899,817
Cost of investments	4,703,388	3,011,630	19,467,951	6,862,351	2,835,007	8,320,670
			International
	Capital World	Growth-	Growth	Capital	Asset	Global
	Growth and	Income	and Income	Income	Allocation	Balanced
	Income Fund	Fund	Fund	Builder	Fund	Fund

As of December 31, 2020:
Undistributed ordinary income	$4,517	$161,308	$5,778	$3,530	$248,732	$646
Undistributed long-term capital gains	51,479	403,490	—	—	899,471	1,975
Capital loss carryforward*	—	—	(76,870)	(62,945)	—	—
As of June 30, 2021:
Gross unrealized appreciation on
investments	569,198	17,764,038	405,480	213,505	10,140,213	110,587
Gross unrealized depreciation on
investments	(24,525)	(218,650)	(27,871)	(4,531)	(171,256)	(4,872)
Net unrealized appreciation
(depreciation) on investments	544,673	17,545,388	377,609	208,974	9,968,957	105,715
Cost of investments	1,826,123	23,565,078	980,525	843,729	23,664,238	350,045

See end of tables for footnote.

288American Funds Insurance Series

		Capital		American		U.S.
	The Bond	World	American	Funds	Ultra-Short	Government
	Fund of	Bond	High-Income	Mortgage	Bond	Securities
	America	Fund	Trust	Fund	Fund	Fund

As of December 31, 2020:
Undistributed ordinary income	$293,413	$42,838	$6,554	$7,215	$—	$ 133,505
Undistributed long-term capital gains	218,389	21,745	—	4,438	—	51,890
Capital loss carryforward*	—	—	(247,718)	—	(1)	—
As of June 30, 2021:
Gross unrealized appreciation on
investments	491,569	88,632	65,471	5,046	2	42,879
Gross unrealized depreciation on
investments	(89,604)	(33,823)	(29,508)	(2,892)	(8)	(40,532)
Net unrealized appreciation
(depreciation) on investments	401,965	54,809	35,963	2,154	(6)	2,347
Cost of investments	13,411,982	2,084,597	1,033,321	441,225	331,924	2,132,455
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

As of December 31, 2020:
Undistributed ordinary income	$1,371	$929	$4,349	$25,029	$31,041
Undistributed long-term capital gains	24,118	—	—	33,730	—
Capital loss carryforward*	—	(11,769)	(22,483)	—	(31,551)
As of June 30, 2021:
Gross unrealized appreciation on
investments	121,402	29,430	52,391	511,295	509,810
Gross unrealized depreciation on
investments	(3,358)	(970)	(4,203)	(42,801)	(1,281)
Net unrealized appreciation
(depreciation) on investments	118,044	28,460	48,188	468,494	508,529
Cost of investments	479,803	141,301	314,848	2,121,829	2,350,405

*Each fund's capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$11,038	$193,074	$204,112	$16,383	$ 73,033	$89,416
Class 1A	33	645	678	29	205	234
Class 2	10,860	221,402	232,262	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190

Total	$23,270	$445,869	$469,139	$30,528	$194,061	$224,589

American Funds Insurance Series	289

Global Small Capitalization Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$—	$ 55,655	$55,655
Class 1A	—	39	39
Class 2	—	60,246	60,246
Class 4	—	7,215	7,215

Total	$—	$123,155	$123,155

Growth Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$117,454	$2,073,422	$2,190,876
Class 1A	490	9,031	9,521
Class 2	139,683	2,610,409	2,750,092
Class 3	1,909	35,107	37,016
Class 4	17,483	340,551	358,034

Total	$277,019	$5,068,520	$5,345,539

International Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$3,155	$—	$3,155
Class 1A	2	—	2
Class 2	808	—	808
Class 3	7	—	7
Class 4	—	—	—

Total	$3,972	$—	$3,972

New World Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 6,440	$ 78,257	$84,697
Class 1A	16	273	289
Class 2	2,577	36,498	39,075
Class 4	1,718	28,566	30,284

Total	$10,751	$143,594	$154,345

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 5,414	$120,074	$125,488
2	42	44
5,373	140,495	145,868
408	12,682	13,090

$11,197	$273,293	$284,490

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 68,600	$285,315	$353,915
141	547	688
53,722	404,657	458,379
860	5,433	6,293
3,629	42,241	45,870

$126,952	$738,193	$865,145

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$44,223	$—	$44,223
56	—	56
25,688	—	25,688
157	—	157
1,591	—	1,591

$71,715	$—	$71,715

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$16,847	$ 8,752	$25,599
48	26	74
6,570	4,233	10,803
4,454	3,019	7,473

$27,919	$16,030	$43,949

290American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$23,333	$—	$23,333
Class 1A	387	—	387
Class 2	11,499	—	11,499
Class 4	3,024	—	3,024

Total	$38,243	$—	$38,243

Capital World Growth and Income Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,716	$16,997	$18,713
Class 1A	6	67	73
Class 2	2,484	29,988	32,472
Class 4	318	4,436	4,754

Total	$4,524	$51,488	$56,012

Growth-Income Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$99,866	$239,575	$339,441
Class 1A	71	185	256
Class 2	55,071	145,765	200,836
Class 3	612	1,578	2,190
Class 4	5,728	16,418	22,146

Total	$161,348	$403,521	$564,869

International Growth and Income Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$4,002	$—	$4,002
Class 1A	13	—	13
Class 2	682	—	682
Class 4	334	—	334

Total	$5,031	$—	$5,031

Capital Income Builder

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 6,287	$—	$6,287
Class 1A	69	—	69
Class 2	94	—	94
Class 4	4,338	—	4,338

Total	$10,788	$—	$10,788

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$100,756	$ 61,517	$162,273
350	134	484
48,936	34,662	83,598
10,866	7,992	18,858

$160,908	$104,305	$265,213

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 8,987	$15,679	$24,666
28	53	81
15,537	32,112	47,649
1,576	3,612	5,188

$26,128	$51,456	$77,584

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$381,174	$482,142	$ 863,316
211	265	476
207,651	305,445	513,096
2,378	3,413	5,791
17,727	29,072	46,799

$609,141	$820,337	$1,429,478

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$17,264	$—	$17,264
38	—	38
2,910	—	2,910
1,255	—	1,255

$21,467	$—	$21,467

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$17,286	$—	$17,286
161	—	161
181	—	181
11,369	—	11,369

$28,997	$—	$28,997

American Funds Insurance Series	291

Asset Allocation Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$164,249	$579,353	$743,602
Class 1A	124	457	581
Class 2	41,744	154,751	196,495
Class 3	267	976	1,243
Class 4	42,398	164,028	206,426

Total	$248,782	$899,565	$1,148,347

Global Balanced Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$164	$ 502	$666
Class 1A	5	15	20
Class 2	303	925	1,228
Class 4	175	536	711

Total	$647	$1,978	$2,625

The Bond Fund of America

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$181,262	$133,858	$315,120
Class 1A	258	193	451
Class 2	92,606	69,578	162,184
Class 4	19,437	14,777	34,214

Total	$293,563	$218,406	$511,969

Capital World Bond Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$20,468	$10,279	$30,747
Class 1A	13	7	20
Class 2	21,199	10,855	32,054
Class 4	1,170	612	1,782

Total	$42,850	$21,753	$64,603

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$333,238	$ 79,610	$412,848
213	51	264
80,906	22,747	103,653
520	141	661
67,789	21,221	89,010

$482,666	$123,770	$606,436

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,746	$ 5,085	$ 6,831
29	99	128
2,128	7,631	9,759
844	3,811	4,655

$4,747	$16,626	$21,373

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$185,412	$25,238	$210,650
224	31	255
96,166	14,478	110,644
15,659	2,303	17,962

$297,461	$42,050	$339,511

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$30,575	$4,335	$34,910
16	3	19
24,602	3,871	28,473
1,252	206	1,458

$56,445	$8,415	$64,860

292American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$926	$—	$926
Class 1A	8	—	8
Class 2	4,966	—	4,966
Class 3	74	—	74
Class 4	588	—	588

Total	$6,562	$—	$6,562

American Funds Mortgage Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$5,055	$3,087	$8,142
Class 1A	30	18	48
Class 2	1,260	784	2,044
Class 4	873	551	1,424

Total	$7,218	$4,440	$11,658

Ultra-Short Bond Fund

Six months ended June 30, 2021

Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$—	$—	$—
Class 1A	—	—	—
Class 2	—	—	—
Class 3	—	—	—
Class 4	—	—	—

Total	$—	$—	$—

U.S. Government Securities Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$24,215	$ 9,355	$33,570
Class 1A	335	129	464
Class 2	92,923	36,124	129,047
Class 3	602	234	836
Class 4	15,448	6,057	21,505

Total	$133,523	$51,899	$185,422

See end of tables for footnote.

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$10,071	$—	$10,071
78	—	78
54,086	—	54,086
799	—	799
4,806	—	4,806

$69,840	$—	$69,840

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$3,288	$263	$3,551
13	1	14
722	75	797
406	52	458

$4,429	$391	$4,820

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$104	$—	$104
—†	—	—†
558	—	558
8	—	8
67	—	67

$737	$—	$737

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$12,901	$ 3,231	$16,132
107	29	136
40,852	11,067	51,919
318	89	407
7,195	1,992	9,187

$61,373	$16,408	$77,781

American Funds Insurance Series	293

Managed Risk Growth Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$43	$409	$452
Class P2	1,329	23,710	25,039

Total	$1,372	$24,119	$25,491

Managed Risk International Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$ 14	$—	$ 14
Class P2	917	—	917

Total	$931	$—	$931

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$24	$—	$24
Class P2	4,326	—	4,326

Total	$4,350	$—	$4,350

Managed Risk Growth-Income Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$21,909	$29,380	$51,289
Class P2	3,122	4,359	7,481

Total	$25,031	$33,739	$58,770

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2021

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$80	$—	$80
Class P2	30,961	—	30,961

Total	$31,041	$—	$31,041

†Amount less than one thousand.

7. Fees and transactions

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$64	$374	$438
3,441	21,395	24,836

$3,505	$21,769	$25,274

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$21	$10	$31
1,913	1,303	3,216

$1,934	$1,313	$3,247

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$29	$37	$66
6,006	10,828	16,834

$6,035	$10,865	$16,900

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$37,519	$103,175	$140,694
4,874	15,199	20,073

$42,393	$118,374	$160,767

Year ended December 31, 2020

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$58	$146	$204
40,641	105,833	146,474

$40,699	$105,979	$146,678

CRMC, the series' investment adviser, is the parent company of American Funds Distributors®, Inc. ("AFD"), the distributor of the series' shares, and American Funds Service Company® ("AFS"), the series' transfer agent. CRMC, AFD and AFS are considered related parties to the series.

294American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement that became effective May 1, 2021.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%, 0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. During the six months ended June 30, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series' board. For the six months ended June 30, 2021, total investment advisory services fees waived by CRMC were $16,839,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund's statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
			Net asset level		six months	six months
					ended	ended
	Rates		(in billions)
					June 30,	June 30,

	Beginning	Ending	In excess		2021,	2021,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.690%	.445%	$ .6	$ 8.0	.500%	.499%
Global Small Capitalization Fund	.800	.635	.6	5.0	.684	.684
Growth Fund	.500	.280	.6	34.0	.309	.309
International Fund	.690	.430	.5	21.0	.489	.489
New World Fund	.850	.580	.5	4.0	.679	.499
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.330
Capital World Growth and Income Fund	.690	.480	.6	3.0	.586	.506
Growth-Income Fund	.500	.219	.6	34.0	.250	.250
International Growth and Income Fund	.690	.500	.5	1.5	.605	.605
Capital Income Builder	.500	.410	.6	1.0	.472	.215
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.359	.293
Capital World Bond Fund	.570	.450	1.0	3.0	.531	.431
American High-Income Trust	.500	.420	.6	2.0	.487	.421
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.230
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.302
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series	295

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company's respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders' annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds' share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds' share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC's provision of administrative services. For the managed risk funds, CRMC receives administra- tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra- tive services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon ("BNY Mellon") under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds' share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

296American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 537	Class 1	Not applicable	Not applicable	$370
Class 1A	$—	$ 16	2	Class 1A	$—	$ 2	—*
Class 2	5,587	Not applicable	670	Class 2	3,342	Not applicable	401
Class 4	731	731	88	Class 4	375	375	45
Total class-specific				Total class-specific

expenses	$6,318	$747	$1,297	expenses	$3,717	$377	$816

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,444
Class 1A	$—	$ 93	11
Class 2	25,979	Not applicable	3,118
Class 3	256	Not applicable	43
Class 4	3,175	3,175	381
Total class-specific

expenses	$29,410	$3,268	$5,997

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$359
Class 1A	$—	$ 23	3
Class 2	1,401	Not applicable	168
Class 4	1,059	1,059	127
Total class-specific

expenses	$2,460	$1,082	$657

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 830
Class 1A	$—	$ 13	1
Class 2	5,532	Not applicable	664
Class 3	22	Not applicable	3
Class 4	539	539	65
Total class-specific

expenses	$6,093	$552	$1,563

Washington Mutual Investors Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 897
Class 1A	$—	$ 65	8
Class 2	4,028	Not applicable	484
Class 4	1,092	1,093	131
Total class-specific

expenses	$5,120	$1,158	$1,520

Capital World Growth and Income Fund				Growth-Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$103	Class 1	Not applicable	Not applicable	$3,565
Class 1A	$—	$ 4	—*	Class 1A	$—	$ 22	3
Class 2	1,692	Not applicable	203	Class 2	18,063	Not applicable	2,167
Class 4	229	229	28	Class 3	143	Not applicable	24
Total class-specific				Class 4	1,918	1,918	230

expenses	$1,921	$233	$334	Total class-specific
				expenses	$20,124	$1,940	$5,989

See end of tables for footnote.

American Funds Insurance Series	297

International Growth and Income Fund				Capital Income Builder
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$167	Class 1	Not applicable	Not applicable	$ 93
Class 1A	$—	$ 4	1	Class 1A	$—	$ 8	1
Class 2	275	Not applicable	33	Class 2	11	Not applicable	1
Class 4	145	145	17	Class 4	616	616	74
Total class-specific				Total class-specific

expenses	$420	$149	$218	expenses	$627	$624	$169

Asset Allocation Fund				Global Balanced Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,988	Class 1	Not applicable	Not applicable	$18
Class 1A	$—	$ 19	2	Class 1A	$ —	$ 4	1
Class 2	6,680	Not applicable	802	Class 2	262	Not applicable	31
Class 3	30	Not applicable	5	Class 4	141	141	17
Class 4	6,795	6,795	815	Total class-specific

Total class-specific				expenses	$403	$145	$67
expenses	$13,505	$6,814	$4,612

The Bond Fund of America				Capital World Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$1,066	Class 1	Not applicable	Not applicable	$175
Class 1A	$—	$ 13	1	Class 1A	$—	$ 1	—*
Class 2	4,736	Not applicable	568	Class 2	1,310	Not applicable	157
Class 4	947	947	114	Class 4	75	75	9
Total class-specific				Total class-specific

expenses	$5,683	$960	$1,749	expenses	$1,385	$76	$341

American High-Income Trust				American Funds Mortgage Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 19	Class 1	Not applicable	Not applicable	$34
Class 1A	$—	$ 1	—*	Class 1A	$—	$ 2	—*
Class 2	841	Not applicable	101	Class 2	73	Not applicable	9
Class 3	9	Not applicable	2	Class 4	49	49	6
Class 4	99	100	12	Total class-specific

Total class-specific				expenses	$122	$51	$49
expenses	$949	$101	$134

See end of tables for footnote.

298American Funds Insurance Series

Ultra-Short Bond Fund				U.S. Government Securities Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 6	Class 1	Not applicable	Not applicable	$ 59
Class 1A	$—	$ —	—*	Class 1A	$—	$ 5	1
Class 2	344	Not applicable	41	Class 2	1,788	Not applicable	215
Class 3	4	Not applicable	1	Class 3	9	Not applicable	1
Class 4	50	50	6	Class 4	313	313	37
Total class-specific				Total class-specific

expenses	$398	$50	$54	expenses	$2,110	$318	$313

Managed Risk Growth Fund			Managed Risk International Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$14	Class P1	Not applicable	$ 2
Class P2	$704	704	Class P2	$207	207
Total class-specific			Total class-specific

expenses	$704	$718	expenses	$207	$209

Managed Risk Washington			Managed Risk Growth-Income Fund
Mutual Investors Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services
			Class P1	Not applicable	$2,723
Class P1	Not applicable	$2
Class P2	$447	447	Class P2	$405	405
Total class-specific			Total class-specific

expenses	$447	$449	expenses	$405	$3,128

Managed Risk Asset Allocation Fund
		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$7
Class P2	$3,492	3,492
Total class-specific

expenses	$3,492	$3,499

*Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series' prospectus. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $29,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in the fund's statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	299

Trustees' deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees' compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of	Total trustees'
Fund	Current fees	deferred amounts	compensation

Global Growth Fund	$11	$13	$ 24
Global Small Capitalization Fund	7	8	15
Growth Fund	50	58	108
International Fund	12	16	28
New World Fund	6	6	12
Washington Mutual Investors Fund	12	15	27
Capital World Growth and Income Fund	3	3	6
Growth-Income Fund	49	59	108
International Growth and Income Fund	2	2	4
Capital Income Builder	1	2	3
Asset Allocation Fund	38	46	84
Global Balanced Fund	—*	1	1
The Bond Fund of America	15	17	32
Capital World Bond Fund	3	3	6
American High-Income Trust	1	1	2
American Funds Mortgage Fund	—*	1	1
Ultra-Short Bond Fund	—*	1	1
U.S. Government Securities Fund	3	3	6
Managed Risk Growth Fund	—*	1	1
Managed Risk International Fund	—*	—*	—*
Managed Risk Washington Mutual Investors Fund	—*	1	1
Managed Risk Growth-Income Fund	3	4	7
Managed Risk Asset Allocation Fund	4	4	8

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds' corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds' short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund's board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

300American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2021 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)

Global Growth Fund	$ 4,500	$ 79,532	$ 26,691
Global Small Capitalization Fund	15,747	154,738	87,823
Growth Fund	186,804	130,809	10,383
International Fund	397,021	106,191	12,563
New World Fund	15,120	17,173	1,426
Washington Mutual Investors Fund	567,542	853,438	154,001
Capital World Growth and Income Fund	257,890	113,136	23,458
Growth-Income Fund	131,465	568,702	102,620
International Growth and Income Fund	5	4,740	(402)
Capital Income Builder	10,152	40,799	2,286
Asset Allocation Fund	184,774	1,877,844	129,099
Global Balanced Fund	—	377	273
The Bond Fund of America	54,003	52,591	2,838
Capital World Bond Fund	291	10,268	2,050
American High-Income Trust	11,320	6,349	(1,054)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the "line of credit") to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund's statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2021.

9. Indemnifications

The series' organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund's maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series' board members and officers.

American Funds Insurance Series	301

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

				Reinvestments of			Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$527,318	11,942	$204,112	4,778	$(158,953)	(3,671)	$ 572,477	13,049
Class 1A	1,735	40	678	16	(1,116)	(26)	1,297	30
Class 2	38,144	892	232,262	5,504	(317,411)	(7,404)	(47,005)	(1,008)
Class 4	81,971	1,925	32,087	766	(31,064)	(731)	82,994	1,960

Total net increase (decrease)	$649,168	14,799	$469,139	11,064	$(508,544)	(11,832)	$ 609,763	14,031
Year ended December 31, 2020

Class 1	$402,110	11,550	$ 89,416	2,661	$(365,952)	(11,056)	$ 125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265

Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)
Global Small Capitalization Fund

				Reinvestments of			Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$154,021	4,434	$ 55,510	1,581	$(634,189)	(18,143)	$(424,658)	(12,128)
Class 1A	514	15	39	1	(57)	(2)	496	14
Class 2	24,213	724	60,246	1,778	(233,030)	(6,938)	(148,571)	(4,436)
Class 4	51,537	1,534	7,215	212	(15,923)	(473)	42,829	1,273

Total net increase (decrease)	$230,285	6,707	$123,010	3,572	$(883,199)	(25,556)	$(529,904)	(15,277)
Year ended December 31, 2020

Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582

Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

302American Funds Insurance Series

Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$1,075,952	8,588	$2,187,676	19,153	$(1,206,674)	(9,637)	$ 2,056,954	18,104
Class 1A	33,220	269	9,521	84	(23,499)	(183)	19,242	170
Class 2	228,281	1,840	2,750,091	24,339	(1,699,878)	(13,743)	1,278,494	12,436
Class 3	1,840	14	37,016	322	(17,494)	(138)	21,362	198
Class 4	293,870	2,411	358,034	3,232	(121,262)	(1,000)	530,642	4,643

Total net increase (decrease)	$1,633,163	13,122	$5,342,338	47,130	$(3,068,807)	(24,701)	$ 3,906,694	35,551
Year ended December 31, 2020

Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966

Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)
International Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$209,107	8,690	$3,155	126	$(1,067,638)	(43,431)	$(855,376)	(34,615)
Class 1A	2,046	85	2	—†	(1,865)	(77)	183	8
Class 2	125,395	5,234	808	33	(318,439)	(13,155)	(192,236)	(7,888)
Class 3	34	2	6	—†	(2,009)	(82)	(1,969)	(80)
Class 4	49,971	2,105	—	—	(33,505)	(1,410)	16,466	695

Total net increase (decrease)	$386,553	16,116	$3,971	159	$(1,423,456)	(58,155)	$(1,032,932)	(41,880)
Year ended December 31, 2020

Class 1	$535,603	30,721	$44,223	2,049	$ (963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2	(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204	(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7	(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76	(62,187)	(3,226)	(8,363)	(269)

Total net increase (decrease)	$862,172	49,186	$71,715	3,338	$(1,697,651)	(87,378)	$(763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series	303

New World Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$93,960	2,855	$84,467	2,545	$(96,626)	(2,932)	$81,801	2,468
Class 1A	10,433	322	289	9	(20,757)	(631)	(10,035)	(300)
Class 2	39,057	1,202	39,075	1,191	(94,272)	(2,885)	(16,140)	(492)
Class 4	69,772	2,168	30,285	931	(46,199)	(1,425)	53,858	1,674

Total net increase (decrease)	$213,222	6,547	$154,116	4,676	$(257,854)	(7,873)	$109,484	3,350
Year ended December 31, 2020

Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656

Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund

				Reinvestments of			Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$89,775	5,710	$23,179	1,400	$(811,744)	(50,687)	$(698,790)	(43,577)
Class 1A	83,742	5,146	387	24	(1,731)	(108)	82,398	5,062
Class 2	31,907	2,066	11,499	705	(281,699)	(18,151)	(238,293)	(15,380)
Class 4	77,303	4,987	3,024	186	(33,578)	(2,182)	46,749	2,991

Total net increase (decrease)	$282,727	17,909	$38,089	2,315	$(1,128,752)	(71,128)	$(807,936)	(50,904)
Year ended December 31, 2020

Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342

Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund

			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$130,801	7,265	$18,118	1,012	$(68,889)	(3,919)	$80,030	4,358
Class 1A	1,081	62	73	4	(336)	(19)	818	47
Class 2	9,471	542	32,472	1,818	(119,563)	(6,845)	(77,620)	(4,485)
Class 4	26,704	1,554	4,755	271	(7,508)	(438)	23,951	1,387

Total net increase (decrease)	$168,057	9,423	$55,418	3,105	$(196,296)	(11,221)	$27,179	1,307

Year ended December 31, 2020
Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894

Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

304American Funds Insurance Series

Growth-Income Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$433,686	7,284	$338,978	5,480	$(2,416,869)	(40,085)	$(1,644,205)	(27,321)
Class 1A	2,806	48	256	4	(1,220)	(21)	1,842	31
Class 2	75,035	1,294	200,835	3,293	(1,029,661)	(17,541)	(753,791)	(12,954)
Class 3	355	6	2,190	35	(10,322)	(174)	(7,777)	(133)
Class 4	148,625	2,562	22,147	368	(62,826)	(1,091)	107,946	1,839

Total net increase (decrease)	$660,507	11,194	$564,406	9,180	$(3,520,898)	(58,912)	$(2,295,985)	(38,538)
Year ended December 31, 2020

Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494

Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

International Growth and Income Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$29,279	1,443	$3,971	194	$(232,053)	(11,524)	$(198,803)	(9,887)
Class 1A	1,287	64	13	1	(232)	(12)	1,068	53
Class 2	3,953	200	683	33	(17,914)	(910)	(13,278)	(677)
Class 4	10,770	548	334	16	(8,037)	(411)	3,067	153

Total net increase (decrease)	$45,289	2,255	$5,001	244	$(258,236)	(12,857)	$(207,946)	(10,358)
Year ended December 31, 2020

Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375

Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series	305

Capital Income Builder

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$49,189	4,272	$6,287	542	$(232,354)	(19,691)	$(176,878)	(14,877)
Class 1A	321	28	69	6	(151)	(13)	239	21
Class 2	2,740	238	94	8	(277)	(25)	2,557	221
Class 4	38,267	3,351	4,338	374	(23,639)	(2,061)	18,966	1,664

Total net increase (decrease)	$90,517	7,889	$10,788	930	$(256,421)	(21,790)	$(155,116)	(12,971)
Year ended December 31, 2020

Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163

Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806
Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$619,470	22,174	$743,601	26,463	$ (866,828)	(31,216)	$ 496,243	17,421
Class 1A	1,793	65	581	21	(996)	(37)	1,378	49
Class 2	58,876	2,153	196,496	7,078	(322,437)	(11,724)	(67,065)	(2,493)
Class 3	848	30	1,243	44	(1,235)	(44)	856	30
Class 4	353,897	12,936	206,427	7,487	(146,094)	(5,389)	414,230	15,034

Total net increase (decrease)	$1,034,884	37,358	$1,148,348	41,093	$(1,337,590)	(48,410)	$ 845,642	30,041

Year ended December 31, 2020
Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053

Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

306American Funds Insurance Series

Global Balanced Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 4,134	283	$666	44	$(34,106)	(2,374)	$(29,306)	(2,047)
Class 1A	679	46	20	2	(86)	(6)	613	42
Class 2	3,617	250	1,228	82	(11,829)	(810)	(6,984)	(478)
Class 4	16,927	1,176	711	48	(3,612)	(252)	14,026	972

Total net increase (decrease)	$25,357	1,755	$2,625	176	$(49,633)	(3,442)	$(21,651)	(1,511)
Year ended December 31, 2020

Class 1	$29,379	2,319	$6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453

Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)
The Bond Fund of America

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$1,938,652	168,484	$312,925	27,791	$(329,786)	(28,255)	$1,921,791	168,020
Class 1A	2,848	245	451	40	(1,244)	(106)	2,055	179
Class 2	150,108	13,024	162,183	14,611	(128,895)	(11,224)	183,396	16,411
Class 4	142,549	12,420	34,213	3,096	(30,706)	(2,679)	146,056	12,837

Total net increase (decrease)	$2,234,157	194,173	$509,772	45,538	$(490,631)	(42,264)	$2,253,298	197,447

Year ended December 31, 2020
Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420

Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Capital World Bond Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$ 90,907	7,206	$30,543	2,487	$(255,983)	(20,296)	$(134,533)	(10,603)
Class 1A	144	11	20	2	(132)	(10)	32	3
Class 2	61,906	4,952	32,054	2,632	(24,529)	(1,974)	69,431	5,610
Class 4	9,678	787	1,782	148	(9,021)	(731)	2,439	204

Total net increase (decrease)	$162,635	12,956	$64,399	5,269	$(289,665)	(23,011)	$(62,631)	(4,786)

Year ended December 31, 2020
Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703

Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series	307

American High-Income Trust

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$154,429	14,958	$875	85	$ (10,038)	(994)	$ 145,266	14,049
Class 1A	305	31	8	1	(207)	(21)	106	11
Class 2	13,574	1,369	4,966	492	(30,792)	(3,106)	(12,252)	(1,245)
Class 3	467	46	74	7	(591)	(59)	(50)	(6)
Class 4	72,347	6,628	588	53	(49,707)	(4,557)	23,228	2,124

Total net increase (decrease)	$241,122	23,032	$6,511	638	$ (91,335)	(8,737)	$ 156,298	14,933
Year ended December 31, 2020

Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533

Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)
Mortgage Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$22,141	2,002	$8,143	764	$(13,236)	(1,205)	$17,048	1,561
Class 1A	537	49	48	4	(233)	(21)	352	32
Class 2	4,543	413	2,044	192	(3,289)	(300)	3,298	305
Class 4	7,418	683	1,423	136	(2,901)	(268)	5,940	551

Total net increase (decrease)	$34,639	3,147	$11,658	1,096	$(19,659)	(1,794)	$26,638	2,449
Year ended December 31, 2020

Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$ 3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734

Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

308American Funds Insurance Series

Ultra-Short Bond Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$5,876	520	$—	—	$(12,519)	(1,108)	$(6,643)	(588)
Class 1A	—	—	—	—	—	—	—	—
Class 2	50,156	4,568	—	—	(80,950)	(7,375)	(30,794)	(2,807)
Class 3	542	49	—	—	(521)	(47)	21	2
Class 4	22,155	2,003	—	—	(19,666)	(1,778)	2,489	225

Total net increase (decrease)	$78,729	7,140	$—	—	$(113,656)	(10,308)	$(34,927)	(3,168)
Year ended December 31, 2020

Class 1	$32,173	2,840	$104	9	$(17,960)	(1,586)	$ 14,317	1,263
Class 1A	—	—	—†	—†	—	—	—†	—†
Class 2	162,780	14,772	558	50	(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8	1	(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67	6	(32,890)	(2,958)	18,205	1,634

Total net increase (decrease)	$248,534	22,427	$737	66	$(157,243)	(14,200)	$ 92,028	8,293
U.S. Government Securities Fund

			Reinvestments of					Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class 1	$34,853	2,735	$32,361	2,771	$(82,460)	(6,462)	$(15,246)	(956)
Class 1A	2,726	213	464	40	(1,820)	(149)	1,370	104
Class 2	75,188	5,936	129,048	11,192	(59,432)	(4,766)	144,804	12,362
Class 3	129	10	836	72	(855)	(67)	110	15
Class 4	50,451	4,007	21,504	1,868	(80,347)	(6,400)	(8,392)	(525)

Total net increase (decrease)	$163,347	12,901	$184,213	15,943	$ (224,914)	(17,844)	$122,646	11,000

Year ended December 31, 2020
Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963

Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$(934,697)	(69,278)

Managed Risk Growth Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$1,457	82	$452	26	$ (2,346)	(132)	$(437)	(24)
Class P2	25,688	1,464	25,039	1,458	(32,977)	(1,879)	17,750	1,043

Total net increase (decrease)	$27,145	1,546	$25,491	1,484	$(35,323)	(2,011)	$17,313	1,019
Year ended December 31, 2020

Class P1	$ 3,987	282	$438	32	$ (1,595)	(110)	$ 2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701

Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$10,698	905

See end of tables for footnotes.

American Funds Insurance Series	309

Managed Risk International Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$486	42	$14	1	$(400)	(36)	$100	7
Class P2	5,401	487	917	81	(9,379)	(836)	(3,061)	(268)

Total net increase (decrease)	$5,887	529	$931	82	$(9,779)	(872)	$(2,961)	(261)
Year ended December 31, 2020

Class P1	$ 1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164

Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$ 1,198	241

Managed Risk Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$457	39	$24	2	$(161)	(14)	$320	27
Class P2	3,961	333	4,326	357	(28,108)	(2,395)	(19,821)	(1,705)

Total net increase (decrease)	$4,418	372	$4,350	359	$(28,269)	(2,409)	$(19,501)	(1,678)

Year ended December 31, 2020
Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107

Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$ 11,085	1,176

Managed Risk Growth-Income Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$29,746	2,054	$51,289	3,458	$(76,683)	(5,259)	$4,352	253
Class P2	8,779	612	7,481	508	(17,727)	(1,218)	(1,467)	(98)

Total net increase (decrease)	$38,525	2,666	$58,770	3,966	$(94,410)	(6,477)	$2,885	155

Year ended December 31, 2020
Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938

Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

310American Funds Insurance Series

Managed Risk Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021
Class P1	$595	41	$80	5	$(106)	(7)	$569	39
Class P2	26,974	1,915	30,961	2,147	(176,943)	(12,616)	(119,008)	(8,554)

Total net increase (decrease)	$27,569	1,956	$31,041	2,152	$(177,049)	(12,623)	$(118,439)	(8,515)
Year ended December 31, 2020

Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)

Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

American Funds Insurance Series	311

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2021 (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$913,466	$ 900,763	$6,005,499	$2,709,411	$1,019,151	$7,267,924
Sales of investment securities*	949,187	1,622,002	6,886,699	3,545,484	1,017,212	8,150,667
Non-U.S. taxes paid on dividend income	3,512	1,456	4,658	7,227	2,231	484
Non-U.S. taxes paid on interest income	—	—	—	—	14	—
Non-U.S. taxes paid on realized gains	179	2,021	—	6,391	737	—
Non-U.S. taxes provided on unrealized
appreciation	6,444	12,511	—	24,162	14,066	—
	Capital
	World		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$1,478,038	$5,484,959	$167,107	$523,544	$21,136,320	$ 86,190
Sales of investment securities*	1,498,711	7,965,628	395,655	642,464	21,161,542	101,578
Non-U.S. taxes paid on dividend income	1,578	6,463	1,595	866	5,080	199
Non-U.S. taxes paid on interest income	—	—	—	—	—	8
Non-U.S. taxes paid (refunded) on realized
gains	2,560	(4)	—	61	1,639	(4)
Non-U.S. taxes provided on unrealized
appreciation	710	—	—	129	1,684	23
				American		U.S.
	The Bond	Capital	American	Funds	Ultra-Short	Government
	Fund	World Bond	High-Income	Mortgage	Bond	Securities
	of America	Fund	Trust	Fund	Fund	Fund

Purchases of investment securities*	$33,592,753	$795,119	$416,447	$1,214,361	$—	$3,261,101
Sales of investment securities*	35,530,547	961,754	272,957	1,235,058	—	3,722,994
Non-U.S. taxes paid on interest income	56	218	10	—	—	—
Non-U.S. taxes paid on realized gains	—	32	—	—	—	—
Non-U.S. taxes provided on unrealized
appreciation	—	77	—	—	—	—
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$145,064	$20,990	$38,330	$158,090	$ 98,352
Sales of investment securities*	106,135	26,559	69,372	227,340	193,491

*Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 21% and 15% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

312American Funds Insurance Series

Financial highlights

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Growth Fund

Class 1:

6/30/20213,4	$41.16	$.12	$ 4.67	$ 4.79	$(.12)	$(2.17)	$(2.29)	$43.66	11.76%5	$4,080	.55%6	.54%6
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56		1.00

Class 1A:
6/30/20213,4	41.02	.06	4.66	4.72	(.11)	(2.17)	(2.28)	43.46	11.625	14.806		.296
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80		.77
12/31/20173,7	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.135	2.806		.396
Class 2:
6/30/20213,4	40.72	.06	4.62	4.68	(.11)	(2.17)	(2.28)	43.12	11.605	4,602.806		.286
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81		.76

Class 4:
6/30/20213,4	40.45	.01	4.58	4.59	(.09)	(2.17)	(2.26)	42.78	11.475	648	1.056	.046
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05	.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05	.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94	1.06	.50

See end of tables for footnotes.

American Funds Insurance Series	313

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net (loss)
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	income
	beginning	(loss)	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Small Capitalization Fund

Class 1:

6/30/20213,4	$32.64	$(.02)	$ 3.56	$ 3.54	$ —	$ (.77)	$ (.77)	$35.41	10.86%5	$2,164	.74%6	(.13)%6
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74		.57

Class 1A:
6/30/20213,4	32.49	(.06)	3.54	3.48	—	(.77)	(.77)	35.20	10.735	2.996		(.35)6
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—8.98		.21
12/31/20173,7	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.195	—8.966		.356
Class 2:
6/30/20213,4	31.56	(.06)	3.44	3.38	—	(.77)	(.77)	34.17	10.725	2,720.996		(.39)6
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99		.31

Class 4:
6/30/20213,4	31.67	(.10)	3.45	3.35	—	(.77)	(.77)	34.25	10.565	334	1.246	(.62)6
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	—9	(1.58)	(1.58)	26.16	31.24	206	1.25	(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146	1.24	(.08)
12/31/2017	19.91	—9	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125	1.23	—10
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42	1.24	.03

See end of tables for footnotes.

314American Funds Insurance Series

Financial highlights (continued)

Income from
		investment operations1			Dividends and distributions
			Net gains									Ratio of
	Net asset	Net	on securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Growth Fund

Class 1:

6/30/20213,4	$120.22	$ .25	$14.79	$15.04	$(.16)	$(16.81)	$(16.97)	$118.29	13.03%5	$17,535	.35%6	.40%6
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931.35		1.03

Class 1A:
6/30/20213,4	119.59	.10	14.69	14.79	(.12)	(16.81)	(16.93)	117.45	12.875	79.606		.166
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59		.60
12/31/20173,7	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.475	3.596		.476
Class 2:
6/30/20213,4	119.18	.09	14.65	14.74	(.11)	(16.81)	(16.92)	117.00	12.875	21,673.606		.156
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978.60		.78

Class 3:
6/30/20213,4	121.13	.14	14.91	15.05	(.13)	(16.81)	(16.94)	119.24	12.915	298.536		.226
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183.53		.85

Class 4:
6/30/20213,4	117.24	(.06)	14.40	14.34	(.08)	(16.81)	(16.89)	114.69	12.745	2,829.856		(.10)6
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458.85		.53

See end of tables for footnotes.

American Funds Insurance Series	315

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

International Fund

Class 1:

6/30/20213,4	$23.64	$.14	$ .97	$ 1.11	$(.01)	$—	$ (.01)	$24.74	4.71%5	$5,060	.55%6	1.17%6
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54		1.57

Class 1A:
6/30/20213,4	23.55	.12	.96	1.08	—9	—	—9	24.63	4.615	10.806		.976
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78		1.32
12/31/20173,7	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.465	2.776		.436
Class 2:
6/30/20213,4	23.54	.11	.97	1.08	—9	—	—9	24.62	4.615	4,492.806		.946
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79		1.35

Class 3:
6/30/20213,4	23.69	.12	.99	1.11	(.01)	—	(.01)	24.79	4.675	24.736		1.006
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72		1.42

Class 4:
6/30/20213,4	23.25	.08	.96	1.04	—	—	—	24.29	4.475	459	1.056	.716
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03	1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03	.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04	1.03

See end of tables for footnotes.

316American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

New World Fund

Class 1:

6/30/20213,4	$31.59	$.14	$ 3.07	$ 3.21	$(.09)	$(1.07)	$(1.16)	$33.64	10.21%5	$2,542	.74%6	.56%6	.85%6
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76		.76	1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77		.77	1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77		.77	1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78		.78	1.25

Class 1A:
6/30/20213,4	31.43	.07	3.07	3.14	(.06)	(1.07)	(1.13)	33.44	10.055	9.996		.816	.466
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02	1.02	.91
12/31/20173,7	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.725	1	1.006	1.006	.536
Class 2:
6/30/20213,4	31.25	.10	3.04	3.14	(.08)	(1.07)	(1.15)	33.24	10.095	1,163.996		.816	.596
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02	1.02	.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02	1.02	.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03	1.03	1.00

Class 4:
6/30/20213,4	31.04	.06	3.00	3.06	(.06)	(1.07)	(1.13)	32.97	9.925	913	1.246	1.066	.356
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27	1.27	.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27	1.27	.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28	1.28	.75

See end of tables for footnotes.

American Funds Insurance Series	317

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

Washington Mutual Investors Fund

Class 1:

6/30/20213,4	$14.35	$.13	$ 2.04	$ 2.17	$(.06)	$—	$ (.06)	$16.46	15.14%5	$5,803	.42%6	.37%6	1.66%6
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684.43		.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42		.42	2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41		.41	2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41		.41	2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41		.41	2.39

Class 1A:
6/30/20213,4	14.28	.12	2.02	2.14	(.06)	—	(.06)	16.36	15.005	111.676		.576	1.486
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25.67		.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67		.67	2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66		.66	1.84
12/31/20173,7	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.215	1.656		.656	2.016
Class 2:
6/30/20213,4	14.15	.11	2.02	2.13	(.06)	—	(.06)	16.22	15.035	3,283.676		.626	1.416
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082.68		.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67		.67	2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66		.66	1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66		.66	2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66		.66	2.16

Class 4:
6/30/20213,4	14.06	.09	2.00	2.09	(.05)	—	(.05)	16.10	14.885	951.926		.876	1.166
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788.93		.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92		.92	1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91		.91	1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91		.91	1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91		.91	1.81

See end of tables for footnotes.

318American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

Capital World Growth and Income Fund

Class 1:

6/30/20213,4	$16.67	$.15	$ 1.53	$ 1.68	$(.04)	$ (.40)	$ (.44)	$17.91	10.06%5	$ 785	.63%6	.55%6	1.71%6
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65		.65	2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63		.63	1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63		.63	2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63		.63	2.18

Class 1A:
6/30/20213,4	16.62	.14	1.51	1.65	(.03)	(.40)	(.43)	17.84	9.945	3.886		.806	1.566
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90		.90	1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88		.88	1.74
12/31/20173,7	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.545	—8.846		.846	1.206
Class 2:
6/30/20213,4	16.63	.13	1.53	1.66	(.03)	(.40)	(.43)	17.86	9.985	1,368.886		.816	1.456
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90		.90	1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88		.88	1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88		.88	2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88		.88	1.98

Class 4:
6/30/20213,4	16.35	.10	1.51	1.61	(.03)	(.40)	(.43)	17.53	9.825	202	1.136	1.056	1.226
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.15	1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13	1.13	1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79	1.14	1.14	1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16	1.13	1.13	1.63

See end of tables for footnotes.

American Funds Insurance Series	319

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Growth-Income Fund

Class 1:

6/30/20213,4	$55.38	$ .38	$ 7.53	$ 7.91	$(.25)	$ (.60)	$ (.85)	$62.44	14.30%5	$24,114	.29%6	1.30%6
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588.29		1.79

Class 1A:
6/30/20213,4	55.16	.31	7.48	7.79	(.23)	(.60)	(.83)	62.12	14.145	20.546		1.066
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53		1.43
12/31/20173,7	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.835	2.526		1.416
Class 2:
6/30/20213,4	54.66	.30	7.42	7.72	(.23)	(.60)	(.83)	61.55	14.145	14,983.546		1.056
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854.54		1.54

Class 3:
6/30/20213,4	55.49	.33	7.53	7.86	(.23)	(.60)	(.83)	62.52	14.195	165.476		1.126
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156.47		1.61

Class 4:
6/30/20213,4	53.99	.23	7.32	7.55	(.21)	(.60)	(.81)	60.73	14.005	1,695.796		.816
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495.79		1.29

See end of tables for footnotes.

320American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

International Growth and Income Fund

Class 1:

6/30/20213,4	$19.01	$.24	$ 1.13	$ 1.37	$(.07)	$ —	$(.07)	$20.31	7.20%5	$995	.67%6	2.39%6
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68		2.93

Class 1A:
6/30/20213,4	18.97	.21	1.13	1.34	(.06)	—	(.06)	20.25	7.085	4.916		2.186
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90		2.35
12/31/20173,7	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.365	2.916		1.996
Class 2:
6/30/20213,4	18.95	.21	1.12	1.33	(.06)	—	(.06)	20.22	7.025	222.916		2.176
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93		2.72

Class 4:
6/30/20213,4	18.82	.19	1.11	1.30	(.06)	—	(.06)	20.06	6.885	123	1.166	1.936
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15	2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16	2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18	2.43

See end of tables for footnotes.

American Funds Insurance Series	321

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

Capital Income Builder

Class 1:

6/30/20213,4	$10.87	$.19	$ .88	$1.07	$(.13)	$ —	$(.13)	$11.81	9.85%5	$499	.53%6	.27%6	3.31%6
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53		.53	3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54		.54	3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54		.54	3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54		.54	3.39

Class 1A:
6/30/20213,4	10.86	.18	.87	1.05	(.11)	—	(.11)	11.80	9.725	7.786		.526	3.096
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78		.78	2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79		.79	2.82
12/31/20173,7	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.725	1.796		.796	2.636
Class 2:
6/30/20213,4	10.87	.18	.87	1.05	(.11)	—	(.11)	11.81	9.725	11.786		.526	3.116
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78		.78	2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79		.79	2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79		.79	2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—8.80		.80	2.82
Class 4:
6/30/20213,4	10.85	.16	.88	1.04	(.10)	—	(.10)	11.79	9.605	522	1.036	.776	2.846
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04	1.04	2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04	1.04	2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256	1.04	1.04	2.88

See end of tables for footnotes.

322American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Asset Allocation Fund

Class 1:

6/30/20213,4	$26.50	$.23	$ 2.48	$ 2.71	$(.10)	$ (.94)	$(1.04)	$28.17	10.22%5	$20,941	.30%6	1.67%6
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29		1.97

Class 1A:
6/30/20213,4	26.42	.20	2.47	2.67	(.09)	(.94)	(1.03)	28.06	10.105	17.556		1.436
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53		1.82
12/31/20173,7	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.785	4.536		1.696
Class 2:
6/30/20213,4	26.21	.19	2.44	2.63	(.08)	(.94)	(1.02)	27.82	10.065	5,496.556		1.426
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54		1.72

Class 3:
6/30/20213,4	26.53	.21	2.48	2.69	(.09)	(.94)	(1.03)	28.19	10.145	36.486		1.496
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47		1.79

Class 4:
6/30/20213,4	26.06	.16	2.44	2.60	(.08)	(.94)	(1.02)	27.64	9.975	5,856.806		1.186
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79		1.47

See end of tables for footnotes.

American Funds Insurance Series	323

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
(losses) on
	Net asset		securities		Dividends		Total	Net asset			Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets2	net assets

Global Balanced Fund

Class 1:

6/30/20213,4	$14.19	$.09	$ .78	$ .87	$(.02)	$(.07)	$(.09)	$14.97	6.10%5	$116	.72%6	1.29%6
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72		1.73

Class 1A:
6/30/20213,4	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.985	4.976		1.116
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98		1.44
12/31/20173,7	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.715	—8.946		1.276
Class 2:
6/30/20213,4	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.985	212.976		1.096
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97		1.48

Class 4:
6/30/20213,4	14.02	.06	.76	.82	(.02)	(.07)	(.09)	14.75	5.825	125	1.226	.866
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22	1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22	1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24	1.12

See end of tables for footnotes.

324American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

The Bond Fund of America

Class 1:

6/30/20213,4	$11.89	$.10	$(.18)	$ (.08)	$(.03)	$(.47)	$(.50)	$11.31	(.67)%5	$8,408	.40%6	.33%6	1.68%6
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844.40		.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39		.39	2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38		.38	2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38		.38	2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38		.38	1.91

Class 1A:
6/30/20213,4	11.84	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.25	(.79)5	11.656		.586	1.436
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9.65		.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64		.64	2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63		.63	2.50
12/31/20173,7	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.465	1.626		.626	2.016
Class 2:
6/30/20213,4	11.73	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.14	(.81)5	3,829.656		.586	1.426
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840.65		.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64		.64	2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63		.63	2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63		.63	1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63		.63	1.65

Class 4:
6/30/20213,4	11.69	.07	(.18)	(.11)	(.02)	(.47)	(.49)	11.09	(.93)5	820.906		.836	1.186
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714.90		.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89		.89	2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88		.88	2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88		.88	1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88		.88	1.41

See end of tables for footnotes.

American Funds Insurance Series	325

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

Capital World Bond Fund

Class 1:

6/30/20213,4	$12.94	$.12	$(.52)	$ (.40)	$(.07)	$(.31)	$(.38)	$12.16	(3.20)%5	$1,016	.59%6	.49%6	1.96%6
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57		.57	2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56		.56	2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57		.57	2.26

Class 1A:
6/30/20213,4	12.91	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.12	(3.24)5	1.846		.746	1.726
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82		.82	2.36
12/31/20173,7	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.005	—8.726		.726	2.276
Class 2:
6/30/20213,4	12.84	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.05	(3.26)5	1,060.846		.746	1.726
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82		.82	2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81		.81	2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82		.82	2.01

Class 4:
6/30/20213,4	12.71	.09	(.52)	(.43)	(.06)	(.31)	(.37)	11.91	(3.41)5	60	1.096	.996	1.466
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07	1.07	2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31	1.06	1.06	1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12	1.07	1.07	1.76

See end of tables for footnotes.

326American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers2	waivers2,11	net assets11

American High-Income Trust

Class 1:

6/30/20213,4	$ 9.80	$.26	$ .39	$ .65	$(.08)	$—	$(.08)	$10.37	6.62%5	$276	.53%6	.45%6	5.18%6
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51		.51	6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50		.50	6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49		.49	5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49		.49	6.18

Class 1A:
6/30/20213,4	9.78	.25	.38	.63	(.07)	—	(.07)	10.34	6.495	1.786		.716	4.986
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75		.75	6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75		.75	6.11
12/31/20173,7	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.025	—8.726		.726	5.746
Class 2:
6/30/20213,4	9.61	.25	.37	.62	(.07)	—	(.07)	10.16	6.505	690.786		.716	5.006
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76		.76	6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75		.75	6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74		.74	5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74		.74	5.92

Class 3:
6/30/20213,4	9.84	.26	.38	.64	(.07)	—	(.07)	10.41	6.565	11.716		.646	5.076
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69		.69	6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68		.68	6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67		.67	5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67		.67	5.99

Class 4:
6/30/20213,4	10.54	.25	.41	.66	(.07)	—	(.07)	11.13	6.285	96	1.036	.956	4.736
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	1.01	6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00	1.00	5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99		.99	5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99		.99	5.55

See end of tables for footnotes.

American Funds Insurance Series	327

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers	waivers11	net assets11

American Funds Mortgage Fund

Class 1:

6/30/20213,4	$11.11	$.03	$(.09)	$(.06)	$(.02)	$(.37)	$(.39)	$10.66	(.57)%5	$231	.50%6	.31%6	.52%6
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224.48		.36	.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210.47		.47	2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48		.48	1.97
12/31/2017	10.56	.16	—9.16		(.18)	(.07)	(.25)	10.47	1.47	265.47		.47	1.52
12/31/2016	10.61	.15	.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269.46		.46	1.39

Class 1A:
6/30/20213,4	11.08	.01	(.07)	(.06)	(.02)	(.37)	(.39)	10.63	(.60)5	2.756		.566	.276
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1.73		.59	.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71		.71	2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73		.73	1.77
12/31/20173,7	10.55	.14	—9.14		(.16)	(.07)	(.23)	10.46	1.315	—8.706		.706	1.386
Class 2:
6/30/20213,4	11.09	.01	(.08)	(.07)	(.02)	(.37)	(.39)	10.63	(.70)5	59.756		.566	.276
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58.73		.60	.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72		.72	2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73		.73	1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63.72		.72	1.27
12/31/2016	10.59	.12	.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63.71		.71	1.14

Class 4:
6/30/20213,4	10.97	—9	(.08)	(.08)	(.01)	(.37)	(.38)	10.51	(.74)5	41	1.006	.816	.026
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37.98		.85	.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97		.97	1.71
12/31/2018	10.38	.15	(.15)	—9	(.19)	—	(.19)	10.19	.07	24.98		.98	1.49
12/31/2017	10.48	.11	—9.11		(.14)	(.07)	(.21)	10.38	.97	12.97		.97	1.03
12/31/2016	10.52	.09	.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8.96		.96	.86

See end of tables for footnotes.

328American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net (loss)
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	income
	beginning	(loss)	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

6/30/20213,4	$11.31	$(.01)	$(.01)	$(.02)	$ —	$—	$ —	$11.29	(.18)%5	$ 37	.36%6	(.26)%6
12/31/2020	11.30	.02	.02	.04	(.03)	—	(.03)	11.31	.34	44.37		.16
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	30.36		1.92
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	37.35		1.60
12/31/2017	11.27	.08	(.01)	.07	(.05)	—	(.05)	11.29	.66	37.35		.68
12/31/201612	11.26	.01	—9.01		—	—	—	11.27	.09	37.35		.11
Class 1A:
6/30/20213,4	11.31	(.01)	(.01)	(.02)	—	—	—	11.29	(.18)5	—8.356		(.25)6
12/31/2020	11.30	.03	.01	.04	(.03)	—	(.03)	11.31	.32	—8.35		.26
12/31/2019	11.31	.22	—9.22		(.23)	—	(.23)	11.30	1.92	—8.37		1.90
12/31/2018	11.29	.18	—9.18		(.16)	—	(.16)	11.31	1.58	—8.35		1.60
12/31/20173,7	11.27	.08	—9.08		(.06)	—	(.06)	11.29	.675	—8.346		.696
Class 2:
6/30/20213,4	10.99	(.03)	—9	(.03)	—	—	—	10.96	(.27)5	256.616		(.51)6
12/31/2020	11.01	—9	—9	—9	(.02)	—	(.02)	10.99	.03	288.62		(.05)
12/31/2019	11.03	.18	—9.18		(.20)	—	(.20)	11.01	1.62	230.61		1.66
12/31/2018	11.01	.15	—9.15		(.13)	—	(.13)	11.03	1.36	247.60		1.34
12/31/2017	10.99	.05	—9.05		(.03)	—	(.03)	11.01	.46	249.60		.42
12/31/201612	11.01	(.02)	—9	(.02)	—	—	—	10.99	(.18)	297.60		(.14)
Class 3:
6/30/20213,4	11.12	(.02)	(.01)	(.03)	—	—	—	11.09	(.27)5	4.546		(.44)6
12/31/2020	11.13	—9.02		.02	(.03)	—	(.03)	11.12	.13	4.55		.03
12/31/2019	11.14	.20	—9.20		(.21)	—	(.21)	11.13	1.76	3.54		1.74
12/31/2018	11.12	.16	(.01)	.15	(.13)	—	(.13)	11.14	1.38	4.53		1.42
12/31/2017	11.10	.06	—9.06		(.04)	—	(.04)	11.12	.54	4.53		.50
12/31/201612	11.11	(.01)	—9	(.01)	—	—	—	11.10	(.09)	4.53		(.08)
Class 4:
6/30/20213,4	11.08	(.04)	—9	(.04)	—	—	—	11.04	(.36)5	43.866		(.76)6
12/31/2020	11.13	(.04)	.01	(.03)	(.02)	—	(.02)	11.08	(.25)	40.87		(.35)
12/31/2019	11.15	.16	—9.16		(.18)	—	(.18)	11.13	1.40	22.86		1.40
12/31/2018	11.13	.12	.01	.13	(.11)	—	(.11)	11.15	1.14	18.86		1.11
12/31/2017	11.12	.02	—9.02		(.01)	—	(.01)	11.13	.16	15.85		.19
12/31/201612	11.17	(.04)	(.01)	(.05)	—	—	—	11.12	(.45)	13.85		(.40)

See end of tables for footnotes.

American Funds Insurance Series	329

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return11	(in millions)	waivers	waivers11	net assets11

U.S. Government Securities Fund

Class 1:

6/30/20213,4	$13.04	$.08	$ (.26)	$ (.18)	$(.03)	$(1.11)	$(1.14)	$11.72	(1.31)%5	$374	.39%6	.34%6	1.20%6
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429.38		.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418.37		.37	2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445.36		.36	2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558.36		.36	1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467.36		.36	1.31

Class 1A:
6/30/20213,4	13.00	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.67	(1.42)5	5.646		.586	1.026
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4.64		.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2.62		.62	1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1.61		.61	1.82
12/31/20173,7	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.735	—8.586		.586	1.536
Class 2:
6/30/20213,4	12.89	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.56	(1.36)5	1,434.646		.596	.986
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439.64		.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343.62		.62	1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323.61		.61	1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473.61		.61	1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503.61		.61	1.05

Class 3:
6/30/20213,4	13.07	.07	(.26)	(.19)	(.03)	(1.11)	(1.14)	11.74	(1.41)5	9.576		.526	1.036
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10.57		.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9.55		.55	1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9.54		.54	1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10.54		.54	1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11.54		.54	1.12

Class 4:
6/30/20213,4	12.88	.04	(.25)	(.21)	(.02)	(1.11)	(1.13)	11.54	(1.58)5	237.896		.846	.706
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272.89		.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124.87		.87	1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91.86		.86	1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62.86		.86	1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57.86		.86	.82

See end of tables for footnotes.

330American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on				Total			net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends	Distribu-	dividends			before	after	Net	net (loss)
	value,	investment	(both	Total from	(from net	tions	and	Net asset	Net assets,	waivers/	waivers/	effective	income
	beginning	(loss)	realized and	investment	investment	(from capital	distribu-	value, end	end of period	reimburse-	reimburse-	expense	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	tions	of period Total return11	(in millions)	ments13	ments11,13	ratio4,11,14	net assets11

Managed Risk Growth Fund

Class P1:

6/30/20213,4	$17.25	$(.01)	$ 1.30	$ 1.29	$(.08)	$ (.74)	$ (.82)	$17.72	7.56%5	$ 11	.42%6	.37%6	.72%6	(.13)%6
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11.42		.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42		.37	.73	1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)15	3.4215		.3715	.7115	.8215
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.2315	2.4215		.3615	.7015	.6915
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.8915	1.5015		.3415	.6815	.7915
Class P2:
6/30/20213,4	17.11	(.03)	1.30	1.27	(.04)	(.74)	(.78)	17.60	7.535	588.676		.626	.976	(.36)6
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67		.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68		.63	.99	.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68		.63	.97	.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286.69		.63	.97	.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79		.63	.97	.43

Managed Risk International Fund

Class P1:

6/30/20213,4	$11.07	$(.01)	$ .31	$ .30	$(.09)	$—	$ (.09)	$11.28	2.73%5,15	$2	.43%6,15	.36%6,15	.88%6,15	(.22)%6,15
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.1315	2.4315		.3515	.8615	.8215
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.9115	1.4115		.3315	.8415	1.6415
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)15	—8.3315		.2815	.7715	3.0215
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.2815	—8.2815		.2015	.6915	1.1315
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)15	—8.3915		.2315	.7415	1.1515
Class P2:
6/30/20213,4	10.99	(.03)	.32	.29	(.06)	—	(.06)	11.22	2.645	169.706		.636	1.156	(.48)6
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71		.63	1.14	1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69		.64	1.13	1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148.71		.63	1.12	1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79		.63	1.14	.97

Managed Risk Washington Mutual Investors Fund

Class P1:

6/30/20213,4	$11.24	$ .02	$ 1.00	$ 1.02	$(.15)	$—	$ (.15)	$12.11	9.08%5,15	$2	.41%6,15	.35%6,15	.76%6,15	.41%6,15
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)15	2.4015		.3515	.7615	1.6615
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.1415	1.3815		.3315	.7415	2.1415
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)15	—8.3315		.2815	.6715	3.2115
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.4815	—8.3015		.2515	.6415	1.5915
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.7715	—8.4315		.2715	.6715	1.8315
Class P2:
6/30/20213,4	11.18	.01	1.00	1.01	(.15)	—	(.15)	12.04	8.995	361.686		.626	1.036	.096
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68		.63	1.04	1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68		.63	1.02	1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367.68		.63	1.02	1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79		.63	1.03	2.04

See end of tables for footnotes.

American Funds Insurance Series	331

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on				Total			net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends	Distribu-	dividends			before	after	Net	net (loss)
	value,	investment	(both	Total from	(from net	tions	and	Net asset	Net assets,	waivers/	waivers/	effective	income
	beginning	(loss)	realized and	investment	investment	(from capital	distribu-	value, end	end of period	reimburse-	reimburse-	expense	to average
Period ended	of period	income	unrealized)	operations	income)	gains)	tions	of period Total return11	(in millions)	ments13	ments11,13	ratio4,11,14	net assets11

Managed Risk Growth-Income Fund

Class P1:

6/30/20213,4	$14.01	$ .03	$1.21	$1.24	$(.15)	$(.20)	$ (.35)	$14.90	8.82%5	$2,259	.41%6	.36%6	.66%6	.37%6
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42		.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40		.35	.64	(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.6415	2.4415		.3715	.6615	1.6115
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.4915	1.5215		.3615	.6415	1.4615
Class P2:
6/30/20213,4	13.93	.01	1.21	1.22	(.14)	(.20)	(.34)	14.81	8.765	333.666		.616	.916	.126
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315.66		.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67		.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69		.64	.93	1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63	.92	1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13

Managed Risk Asset Allocation Fund

Class P1:

6/30/20213,4	$13.84	$ .02	$1.17	$1.19	$(.20)	$ —	$ (.20)	$14.83	8.62%5	$6	.41%6	.36%6	.66%6	.30%6
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5.41		.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41		.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37		.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43		.38	.66	1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43		.38	.66	1.65

Class P2:
6/30/20213,4	13.45	—9	1.14	1.14	(.16)	—	(.16)	14.43	8.465	2,852.666		.616	.916	.036
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773.66		.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66		.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62		.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68		.63	.91	1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63	.91	1.20

See end of tables for footnotes.

332American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

excluding mortgage dollar roll transactions16,17	June 30, 20213,4,5	2020	2019	2018	2017	2016
Capital Income Builder	37%	110%	44%	42%	59%	41%
Asset Allocation Fund	27	49	47	34	39	43
Global Balanced Fund	23	68	60	30	28	43
The Bond Fund of America	42	72	146	98	153	108
Capital World Bond Fund	35	88	110	78	74	70
American Funds Mortgage Fund	28	123	84	60	98	113
U.S. Government Securities Fund	51	112	103	76	120	273
Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

including mortgage dollar roll transactions, if applicable16,17	June 30, 20213,4,5	2020	2019	2018	2017	2016
Global Growth Fund	11%	17%	14%	25%	31%	27%
Global Small Capitalization Fund	17	38	50	43	33	40
Growth Fund	5	32	21	35	24	26
International Fund	27	40	32	29	29	31
New World Fund	25	70	38	58	56	32
Washington Mutual Investors Fund	75	40	37	49	34	30
Capital World Growth and Income Fund	69	36	29	49	41	57
Growth-Income Fund	14	33	27	39	27	27
International Growth and Income Fund	12	56	28	38	51	32
Capital Income Builder	58	184	72	98	88	53
Asset Allocation Fund	77	145	79	86	85	83
Global Balanced Fund	25	86	74	51	41	65
The Bond Fund of America	332	461	373	514	502	375
Capital World Bond Fund	46	145	159	125	105	154
American High-Income Trust	31	78	58	67	78	89
American Funds Mortgage Fund	511	1143	350	811	680	713
U.S. Government Securities Fund	260	867	277	446	551	539
Ultra-Short Bond Fund	—18	—18	—18	—18	—18	—12,18
Managed Risk Growth Fund	19	80	10	7	25	15
Managed Risk International Fund	13	71	8	8	25	26
Managed Risk Washington Mutual Investors Fund	11	101	13	11	32	9
Managed Risk Growth-Income Fund	7	38	6	14	26	14
Managed Risk Asset Allocation Fund	4	30	8	12	1	3

1Based on average shares outstanding.

2Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

3Based on operations for a period that is less than a full year.

4Unaudited.

5Not annualized.

6Annualized.

7Class 1A shares began investment operations on January 6, 2017.

8Amount less than $1 million.

9Amount less than $.01.

10Amount less than .01%.

11This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

12On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.

13This column does not include expenses of the underlying funds in which each fund invests.

14This column reflects the net effective expense ratios for each fund and class, which include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

15All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

16Refer to Note 5 for further information on mortgage doller rolls.

17Rates do not include the fund's portfolio activity with respect to any Central Funds, if applicable.

18Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series	333

Expense example

unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through

June 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

334American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2021	6/30/2021	period1	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,117.57	$2.89	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,116.18	4.20	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,115.99	4.20	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 4 – actual return	1,000.00	1,114.72	5.51	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,108.58	$3.87	.74%
Class 1 – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 1A – actual return	1,000.00	1,107.25	5.17	.99
Class 1A – assumed 5% return	1,000.00	1,019.89	4.96	.99

Class 2 – actual return	1,000.00	1,107.24	5.17	.99
Class 2 – assumed 5% return	1,000.00	1,019.89	4.96	.99

Class 4 – actual return	1,000.00	1,105.61	6.47	1.24
Class 4 – assumed 5% return	1,000.00	1,018.65	6.21	1.24

Growth Fund
Class 1 – actual return	$1,000.00	$1,130.26	$1.85	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 1A – actual return	1,000.00	1,128.69	3.17	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 2 – actual return	1,000.00	1,128.70	3.17	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 3 – actual return	1,000.00	1,129.11	2.80	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 4 – actual return	1,000.00	1,127.40	4.48	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 – actual return	$1,000.00	$1,047.12	$2.79	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,046.06	4.06	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,046.08	4.06	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 3 – actual return	1,000.00	1,046.71	3.70	.73
Class 3 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 4 – actual return	1,000.00	1,044.74	5.32	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

New World Fund
Class 1 – actual return	$1,000.00	$1,102.08	$2.92	.56%
Class 1 – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 1A – actual return	1,000.00	1,100.48	4.22	.81
Class 1A – assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 2 – actual return	1,000.00	1,100.88	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 4 – actual return	1,000.00	1,099.22	5.52	1.06
Class 4 – assumed 5% return	1,000.00	1,019.54	5.31	1.06

See end of tables for footnotes.

American Funds Insurance Series	335

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2021	6/30/2021	period1	ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,151.38	$1.97	.37%
Class 1 – assumed 5% return	1,000.00	1,022.96	1.86	.37

Class 1A – actual return	1,000.00	1,149.96	3.04	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 2 – actual return	1,000.00	1,150.26	3.31	.62
Class 2 – assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 4 – actual return	1,000.00	1,148.77	4.64	.87
Class 4 – assumed 5% return	1,000.00	1,020.48	4.36	.87

Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,100.61	$2.86	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return	1,000.00	1,099.39	4.16	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 2 – actual return	1,000.00	1,099.82	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 4 – actual return	1,000.00	1,098.20	5.46	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,143.03	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 1A – actual return	1,000.00	1,141.39	2.87	.54
Class 1A – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 2 – actual return	1,000.00	1,141.38	2.87	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 – actual return	1,000.00	1,141.87	2.50	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 4 – actual return	1,000.00	1,140.02	4.19	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,072.02	$3.44	.67%
Class 1 – assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 1A – actual return	1,000.00	1,070.84	4.67	.91
Class 1A – assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 2 – actual return	1,000.00	1,070.24	4.67	.91
Class 2 – assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 4 – actual return	1,000.00	1,068.80	5.95	1.16
Class 4 – assumed 5% return	1,000.00	1,019.04	5.81	1.16

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,098.46	$1.40	.27%
Class 1 – assumed 5% return	1,000.00	1,023.46	1.35	.27

Class 1A – actual return	1,000.00	1,097.22	2.70	.52
Class 1A – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 2 – actual return	1,000.00	1,097.20	2.70	.52
Class 2 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	1,095.97	4.00	.77
Class 4 – assumed 5% return	1,000.00	1,020.98	3.86	.77

See end of tables for footnotes.

336American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2021	6/30/2021	period1	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,102.24	$1.56	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 1A – actual return	1,000.00	1,100.99	2.87	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 2 – actual return	1,000.00	1,100.61	2.86	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 – actual return	1,000.00	1,101.41	2.50	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 4 – actual return	1,000.00	1,099.74	4.16	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,061.04	$3.68	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72

Class 1A – actual return	1,000.00	1,059.77	4.95	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 2 – actual return	1,000.00	1,059.77	4.95	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97

Class 4 – actual return	1,000.00	1,058.21	6.23	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22

The Bond Fund of America
Class 1 – actual return	$1,000.00	$993.28	$1.63	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33

Class 1A – actual return	1,000.00	992.06	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 2 – actual return	1,000.00	991.88	2.86	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 4 – actual return	1,000.00	990.71	4.10	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83

Capital World Bond Fund
Class 1 – actual return	$1,000.00	$968.01	$2.39	.49%
Class 1 – assumed 5% return	1,000.00	1,022.36	2.46	.49

Class 1A – actual return	1,000.00	967.55	3.61	.74
Class 1A – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 2 – actual return	1,000.00	967.40	3.61	.74
Class 2 – assumed 5% return	1,000.00	1,021.12	3.71	.74

Class 4 – actual return	1,000.00	965.88	4.83	.99
Class 4 – assumed 5% return	1,000.00	1,019.89	4.96	.99

American High-Income Trust
Class 1 – actual return	$1,000.00	$1,066.15	$2.31	.45%
Class 1 – assumed 5% return	1,000.00	1,022.56	2.26	.45

Class 1A – actual return	1,000.00	1,064.90	3.64	.71
Class 1A – assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 2 – actual return	1,000.00	1,064.95	3.64	.71
Class 2 – assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 3 – actual return	1,000.00	1,065.57	3.28	.64
Class 3 – assumed 5% return	1,000.00	1,021.62	3.21	.64

Class 4 – actual return	1,000.00	1,062.78	4.86	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95

See end of tables for footnotes.

American Funds Insurance Series	337

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2021	6/30/2021	period1	ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$994.33	$1.53	.31%
Class 1 – assumed 5% return	1,000.00	1,023.26	1.56	.31

Class 1A – actual return	1,000.00	994.02	2.77	.56
Class 1A – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 2 – actual return	1,000.00	993.00	2.77	.56
Class 2 – assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 4 – actual return	1,000.00	992.65	4.00	.81
Class 4 – assumed 5% return	1,000.00	1,020.78	4.06	.81

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$998.23	$1.78	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36

Class 1A – actual return	1,000.00	998.23	1.73	.35
Class 1A – assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 2 – actual return	1,000.00	997.27	3.02	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61

Class 3 – actual return	1,000.00	997.30	2.67	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 4 – actual return	1,000.00	996.39	4.26	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86

U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$986.91	$1.67	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 1A – actual return	1,000.00	985.82	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58

Class 2 – actual return	1,000.00	986.38	2.91	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 – actual return	1,000.00	985.85	2.56	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	984.18	4.13	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

See end of tables for footnotes.

338American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized	Effective	Effective
	account value	account value	paid during		expenses paid	annualized
	1/1/2021	6/30/2021	period1,2	expense ratio2	during period3	expense ratio4
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,075.60	$1.90	.37%	$3.71	.72%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72

Class P2 – actual return	1,000.00	1,075.25	3.19	.62	4.99	.97
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.86	.97

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,027.33	$1.81	.36%	$4.42	.88%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	4.41	.88

Class P2 – actual return	1,000.00	1,026.42	3.17	.63	5.78	1.15
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.76	1.15

Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,090.84	$1.81	.35%	$3.94	.76%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.81	.76

Class P2 – actual return	1,000.00	1,089.86	3.21	.62	5.34	1.03
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.16	1.03

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,088.19	$1.86	.36%	$3.42	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66

Class P2 – actual return	1,000.00	1,087.56	3.16	.61	4.71	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,086.16	$1.86	.36%	$3.41	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66

Class P2 – actual return	1,000.00	1,084.57	3.15	.61	4.70	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91

1The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

2The "expenses paid during period" and "annualized expense ratio" do not include the expenses of the underlying funds in which each fund invests.

3The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

4The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series	339

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series' board has approved the continuation of the series' Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for Global Growth Fund when the fund's net assets exceed $5 billion and

$8 billion. The board approved the agreement following the recommendation of the series' Contracts Committee (the "committee"), which is composed of all the series' independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared speciﬁcally in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall ﬁnancial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund's assets are managed, including liquidity management), ﬁnancial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC's organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the beneﬁts to each fund's shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, ﬁnancial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have beneﬁted and should continue to beneﬁt each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund's investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund's lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board's and the committee's ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund's investment results have been satisfactory for renewal of the agreement, and that CRMC's record in managing the funds indicated that its continued management should beneﬁt each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category.

340American Funds Insurance Series

The board and the committee also considered the breakpoint discounts in each fund's advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its afﬁliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reﬂected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund's cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund's shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary beneﬁts

The board and the committee considered a variety of other beneﬁts that CRMC and its afﬁliates receive as a result of CRMC's relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's afﬁliated transfer agent; sales charges and distribution fees received and retained by the series' principal underwriter, an afﬁliate of CRMC; and possible ancillary beneﬁts to CRMC and its institutional management afﬁliates in managing other investment vehicles. The board and the committee reviewed CRMC's portfolio trading practices, noting that through December 31, 2018, CRMC beneﬁted from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary beneﬁts into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser ﬁnancial information

The board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC's costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualiﬁed personnel. They noted information regarding the compensation structure for CRMC's investment professionals. They reviewed information on the proﬁtability of the investment adviser and its afﬁliates. The board and the committee also compared CRMC's proﬁtability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC's long-term proﬁtability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds' advisory fee structure and CRMC's sharing of potential economies of scale, or efﬁciencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund's advisory fee structure reﬂected a reasonable sharing of beneﬁts between CRMC and the funds' shareholders.

American Funds Insurance Series	341

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series' board has approved the continuation of the series' Investment Advisory and Service Agreement (the "advisory agreement") with Capital Research and Management Company ("CRMC") with respect to the Managed Risk Funds for an additional one-year term through April 30, 2022. The board has also approved the series' Subadvisory Agreement (the "subadvisory agreement") with CRMC and Milliman Financial Risk Management LLC ("Milliman FRM") with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the "agreements." The board approved the agreements following the recommendation of the series' Contracts Committee (the "committee"), which is composed of all the series' independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared speciﬁcally in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall ﬁnancial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund's assets are managed, including liquidity management), ﬁnancial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC's organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM's services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the beneﬁts to each fund's shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, ﬁnancial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have beneﬁted and should continue to beneﬁt each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM's investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have beneﬁted and should continue to beneﬁt each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund's investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund's lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identiﬁed by management over various periods (including each fund's lifetime) through September 30, 2020. On the basis of this evaluation and the board's and the committee's ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund's investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC's and Milliman FRM's record in managing the funds indicated that their continued management should beneﬁt each fund and its shareholders.

342American Funds Insurance Series

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC's waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC's commitment not to remove the waiver without board approval and CRMC's agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund's advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund's advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its afﬁliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reﬂected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund's cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund's shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary beneﬁts

The board and the committee considered a variety of other beneﬁts that CRMC and its afﬁliates receive as a result of CRMC's relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's afﬁliated transfer agent; sales charges and distribution fees received and retained by the series' principal underwriter, an afﬁliate of CRMC; and possible ancillary beneﬁts to CRMC and its institutional management afﬁliates in managing other investment vehicles. The board and the committee reviewed CRMC's portfolio trading practices, noting that through December 31, 2018, CRMC beneﬁted from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary beneﬁts received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary beneﬁts into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser ﬁnancial information

The board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC's costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualiﬁed personnel. They noted information regarding the compensation structure for CRMC's investment professionals. They reviewed information on the proﬁtability of the investment adviser and its afﬁliates. The board and the committee also compared CRMC's proﬁtability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC's long-term proﬁtability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds' advisory fee structure and CRMC's sharing of potential economies of scale, or efﬁciencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund's advisory fee structure reﬂected a reasonable sharing of beneﬁts between CRMC and the funds' shareholders.

American Funds Insurance Series	343

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC (Managed Risk Funds only)

71 South Wacker Drive, 31st Floor Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

344American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

"American Funds Proxy Voting Procedures and Principles" — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet's methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds' participation in market gains. The use of the managed risk strategy could cause the funds' returns to lag those of the applicable underlying funds in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, "Bloomberg"). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, "Barclays"), used under license. Bloomberg or Bloomberg's licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series' superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.2 Our ﬁxed income funds have helped investors achieve diversiﬁcation through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds' fees have been below industry averages.4

1Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.

2Based on Class 1 share results for rolling calendar-year periods starting the ﬁrst full calendar year after each fund's inception through December 31, 2020. Periods covered are the shorter of the fund's lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Reﬁnitiv Lipper. There have been periods when the fund has lagged the index.

3Based on Class 1 share results as of December 31, 2020. Three of our ﬁve ﬁxed income funds showed a three-year correlation below 0.3. Standard & Poor's 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in "lockstep," in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

4Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an afﬁliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0821P Litho in USA RCG/RRD/6311-S85205 © 2021 Capital Group. All rights reserved.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott

Andrew Arnott

President

Date: August 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott Andrew Arnott President

Date: August 17, 2021

/s/ Charles A. Rizzo Charles A. Rizzo Chief Financial Officer

Date: August 17, 2021